Schedule of Investments (unaudited)
WisdomTree Asia Defense Fund (WDAF)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Australia — 7.0%
Aerospace & Defense — 3.9%
Austal Ltd.*	33,779	$150,696
DroneShield Ltd.*	75,195	154,443
Electro Optic Systems Holdings Ltd.*	9,789	61,622
Total Aerospace & Defense		366,761
Construction & Engineering — 3.1%
Ventia Services Group Pty. Ltd.	71,930	285,401
Total Australia		652,162
India — 39.7%
Aerospace & Defense — 32.5%
Apollo Micro Systems Ltd.	6,607	19,995
Bharat Dynamics Ltd.	25,047	408,675
Bharat Electronics Ltd.	165,330	735,050
Data Patterns India Ltd.	4,468	130,571
Dcx Systems Ltd.*	4,952	10,646
Garden Reach Shipbuilders & Engineers Ltd.	9,029	245,527
Hindustan Aeronautics Ltd.	13,851	676,327
ideaForge Technology Ltd.*	4,477	23,351
Mazagon Dock Shipbuilders Ltd.	22,814	632,085
Paras Defence & Space Technologies Ltd.	4,273	32,537
Zen Technologies Ltd.	6,602	100,514
Total Aerospace & Defense		3,015,278
Chemicals — 3.5%
Solar Industries India Ltd.	2,391	325,932
Communications Equipment — 0.9%
Astra Microwave Products Ltd.	7,638	83,387
Electrical Equipment — 0.8%
HBL Engineering Ltd.	6,937	71,516
Machinery — 1.8%
BEML Ltd.	2,080	43,042
Cochin Shipyard Ltd.(a)	6,664	120,120
Total Machinery		163,162
Metals & Mining — 0.2%
Mishra Dhatu Nigam Ltd.(a)	4,847	18,522
Total India		3,677,797
Japan — 8.5%
Aerospace & Defense — 0.4%
Astroscale Holdings, Inc.*	7,830	32,870
Electronic Equipment, Instruments & Components — 0.4%
Nippon Avionics Co. Ltd.	1,300	36,990
Machinery — 7.7%
Kawasaki Heavy Industries Ltd.	4,650	307,933
Mitsubishi Heavy Industries Ltd.	16,020	392,464
Tokyo Keiki, Inc.	530	18,090
Total Machinery		718,487
Total Japan		788,347
Singapore — 4.4%
Aerospace & Defense — 4.4%
Singapore Technologies Engineering Ltd.	62,675	410,360
South Korea — 38.7%
Aerospace & Defense — 23.9%
Hanwha Aerospace Co. Ltd.*	1,032	674,126
Hanwha Systems Co. Ltd.*	12,841	484,919
Korea Aerospace Industries Ltd.	7,057	560,426
LIG Nex1 Co. Ltd.*	1,528	446,557
Satrec Initiative Co. Ltd.*	321	15,286
SNT Dynamics Co. Ltd.	1,155	37,363
Total Aerospace & Defense		2,218,677
Automobile Components — 0.3%
SNT Motiv Co. Ltd.	1,043	24,979
Electrical Equipment — 0.4%
Vitzrocell Co. Ltd.	2,732	33,416
Electronic Equipment, Instruments & Components — 0.2%
Woori Technology, Inc.*	8,730	22,059
Machinery — 12.7%
Hanwha Ocean Co. Ltd.*	4,473	352,735
HD Hyundai Heavy Industries Co. Ltd.	1,053	372,064
HJ Shipbuilding & Construction Co. Ltd.*	1,877	27,428
Hyundai Rotem Co. Ltd.	2,627	342,656
SK oceanplant Co. Ltd.*	2,576	36,211
STX Engine Co. Ltd.*	1,876	44,278
Total Machinery		1,175,372
Metals & Mining — 1.2%
Poongsan Corp.	1,469	108,603
Total South Korea		3,583,106
Taiwan — 1.6%
Aerospace & Defense — 1.1%
Aerospace Industrial Development Corp.	49,000	78,910
Air Asia Co. Ltd.	13,000	21,556
Total Aerospace & Defense		100,466
Machinery — 0.5%
CSBC Corp. Taiwan*	79,000	50,286
Total Taiwan		150,752
TOTAL COMMON STOCKS (COST: $10,102,762)		9,262,524
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)

(Cost: $414)	414	414
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $10,103,176)		9,262,938
Other Assets less Liabilities — 0.1%		6,070
NET ASSETS — 100.0%		$9,269,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Asia Defense Fund (WDAF)
December 31, 2025

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
SGD	Singapore dollar
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	1/2/2026	1,869	USD	2,400	SGD	$2	$–
Standard Chartered Bank	1/5/2026	2,876	USD	450,000	JPY	5	–
						$7	$–

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,262,524	$–	$–	$9,262,524
Mutual Fund	–	414	–	414
Total Investments in Securities	$9,262,524	$414	$–	$9,262,938
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$7	$–	$7
Total - Net	$9,262,524	$421	$–	$9,262,945

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
China — 97.8%
Aerospace & Defense — 0.2%
Kuang-Chi Technologies Co. Ltd., Class A*	146,300	$1,022,011
Air Freight & Logistics — 1.0%
JD Logistics, Inc.*(a)	644,200	945,174
SF Holding Co. Ltd., Class H	147,000	654,970
SF Holding Co. Ltd., Class A	265,261	1,456,286
ZTO Express Cayman, Inc.	91,832	1,914,863
Total Air Freight & Logistics		4,971,293
Automobile Components — 0.6%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	119,300	1,029,994
Fuyao Glass Industry Group Co. Ltd., Class A	152,067	1,411,096
Minth Group Ltd.	167,200	681,388
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	18,000	122,262
Total Automobile Components		3,244,740
Automobiles — 4.2%
BYD Co. Ltd., Class A	316,400	4,429,632
BYD Co. Ltd., Class H	578,300	7,084,333
Geely Automobile Holdings Ltd.	877,900	2,018,939
Great Wall Motor Co. Ltd., Class H	473,900	931,544
Li Auto, Inc., Class A*	207,900	1,732,166
NIO, Inc., Class A*(b)	303,000	1,594,511
XPeng, Inc., Class A*(b)	244,300	2,490,551
Yadea Group Holdings Ltd.(a)	316,200	461,899
Zhejiang Leapmotor Technology Co. Ltd., Class H*(a)	100,000	624,655
Total Automobiles		21,368,230
Banks — 0.9%
China Minsheng Banking Corp. Ltd., Class H	2,051,900	1,036,033
China Minsheng Banking Corp. Ltd., Class A	3,355,136	1,841,012
Ping An Bank Co. Ltd., Class A	1,029,000	1,682,088
Total Banks		4,559,133
Beverages — 0.7%
Budweiser Brewing Co. APAC Ltd.(a)	751,600	732,915
Eastroc Beverage Group Co. Ltd., Class A	16,600	635,918
Nongfu Spring Co. Ltd., Class H(a)	352,100	2,118,888
Total Beverages		3,487,721
Biotechnology — 2.2%
3SBio, Inc.*(a)	418,500	1,300,100
Abbisko Cayman Ltd.*	297,000	496,431
Akeso, Inc.*(a)	129,600	1,881,518
Ascentage Pharma Group International*(a)	95,100	638,398
Everest Medicines Ltd.*(a)(b)	108,500	515,492
HBM Holdings Ltd.*(a)	357,000	557,734
InnoCare Pharma Ltd., Class H*(a)	356,000	562,575
Innovent Biologics, Inc.*(a)	240,700	2,357,985
Keymed Biosciences, Inc.*(a)(b)	89,500	614,604
Lepu Biopharma Co. Ltd., Class H*(a)	686,000	438,032
Remegen Co. Ltd., Class H*(a)	58,500	541,145
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	13,000	655,052
Zai Lab Ltd.*	304,500	534,005
Total Biotechnology		11,093,071
Broadline Retail — 12.8%
Alibaba Group Holding Ltd.	2,383,700	43,732,557
JD.com, Inc., Class A	451,202	6,469,345
MINISO Group Holding Ltd.	111,800	522,839
PDD Holdings, Inc., ADR*	116,540	13,214,471
Vipshop Holdings Ltd., ADR	46,319	819,383
Total Broadline Retail		64,758,595
Building Products — 0.2%
Xinyi Glass Holdings Ltd.(b)	807,982	858,484
Capital Markets — 1.4%
East Money Information Co. Ltd., Class A	1,831,743	6,083,110
JF SmartInvest Holdings Ltd.	72,400	456,715
Up Fintech Holding Ltd., ADR*	71,540	683,922
Total Capital Markets		7,223,747
Chemicals — 1.4%
Dongyue Group Ltd.	537,900	747,745
Fufeng Group Ltd.	665,000	673,245
Ganfeng Lithium Group Co. Ltd., Class H(a)	143,740	959,375
Ganfeng Lithium Group Co. Ltd., Class A	108,400	976,694
Guangzhou Tinci Materials Technology Co. Ltd., Class A	101,500	673,715
Kingfa Sci & Tech Co. Ltd., Class A	152,800	427,755
Ningxia Baofeng Energy Group Co. Ltd., Class A	154,500	434,507
Satellite Chemical Co. Ltd., Class A	119,800	303,450
Tianqi Lithium Corp., Class A*	94,388	748,889
Zangge Mining Co. Ltd., Class A	55,800	674,721
Zhejiang NHU Co. Ltd., Class A	106,160	383,122
Total Chemicals		7,003,218
Commercial Services & Supplies — 0.1%
Tuhu Car, Inc.*(a)	281,400	583,516
Communications Equipment — 2.9%
BYD Electronic International Co. Ltd.(b)	208,000	898,968
Hengtong Optic-electric Co. Ltd., Class A	155,569	551,182
Suzhou TFC Optical Communication Co. Ltd., Class A	49,180	1,430,528
Zhongji Innolight Co. Ltd., Class A	134,700	11,771,861
Total Communications Equipment		14,652,539
Construction & Engineering — 0.1%
China Conch Venture Holdings Ltd.	599,163	723,599
Consumer Finance — 0.2%
Lufax Holding Ltd., ADR*	202,120	517,427
Qfin Holdings, Inc., ADR	32,700	630,129
Total Consumer Finance		1,147,556
Consumer Staples Distribution & Retail — 0.6%
East Buy Holding Ltd.*(a)(b)	224,000	515,717
JD Health International, Inc.*(a)	223,000	1,590,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
December 31, 2025

Investments	Shares	Value
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	392,900	$710,738
Total Consumer Staples Distribution & Retail		2,816,549
Diversified Consumer Services — 0.5%
New Oriental Education & Technology Group, Inc.	273,900	1,486,418
TAL Education Group, ADR*	88,500	965,535
Total Diversified Consumer Services		2,451,953
Electrical Equipment — 6.8%
Contemporary Amperex Technology Co. Ltd., Class A	387,206	20,373,395
Eve Energy Co. Ltd., Class A	138,500	1,304,846
GEM Co. Ltd., Class A	325,200	389,497
Goldwind Science & Technology Co. Ltd., Class H	413,600	712,581
Goldwind Science & Technology Co. Ltd., Class A	176,200	514,972
Gotion High-tech Co. Ltd., Class A	94,200	527,821
Harbin Electric Co. Ltd., Class H	420,000	897,360
Jiangsu Zhongtian Technology Co. Ltd., Class A	231,500	600,976
Sungrow Power Supply Co. Ltd., Class A	198,560	4,865,608
Sunwoda Electronic Co. Ltd., Class A	114,300	428,219
TBEA Co. Ltd., Class A	431,300	1,373,002
Wolong Electric Group Co. Ltd., Class A	99,800	702,036
Zhejiang Huayou Cobalt Co. Ltd., Class A	164,450	1,608,229
Total Electrical Equipment		34,298,542
Electronic Equipment, Instruments & Components — 7.2%
AAC Technologies Holdings, Inc.	194,200	973,058
Avary Holding Shenzhen Co. Ltd., Class A	48,000	347,831
Chaozhou Three-Circle Group Co. Ltd., Class A	128,700	843,563
Eoptolink Technology, Inc. Ltd., Class A	127,340	7,860,838
Foxconn Industrial Internet Co. Ltd., Class A	650,600	5,783,670
GoerTek, Inc., Class A	266,100	1,095,288
Kingboard Holdings Ltd.	240,300	906,431
Lens Technology Co. Ltd., Class A	188,600	817,903
Lingyi iTech Guangdong Co., Class A	248,700	553,700
Luxshare Precision Industry Co. Ltd., Class A	636,776	5,173,614
OFILM Group Co. Ltd., Class A*	229,900	349,793
RoboSense Technology Co. Ltd.*(b)	155,000	728,850
Sunny Optical Technology Group Co. Ltd.	142,000	1,195,876
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	157,300	1,907,671
TCL Technology Group Corp., Class A	2,083,800	1,355,375
Unisplendour Corp. Ltd., Class A	164,700	580,465
Victory Giant Technology Huizhou Co. Ltd., Class A	81,800	3,370,231
Wingtech Technology Co. Ltd., Class A*	78,200	417,667
WUS Printed Circuit Kunshan Co. Ltd., Class A	162,400	1,700,094
Zhejiang Dahua Technology Co. Ltd., Class A	123,100	334,030
Total Electronic Equipment, Instruments & Components		36,295,948
Entertainment — 2.8%
China Ruyi Holdings Ltd.*	3,012,000	847,470
Giant Network Group Co. Ltd., Class A	114,100	707,654
iQIYI, Inc., ADR*	305,296	586,168
Kingnet Network Co. Ltd., Class A	153,500	480,955
Kingsoft Corp. Ltd.(b)	268,000	979,241
NetEase Cloud Music, Inc.*(a)	30,100	719,291
NetEase, Inc.	274,315	7,563,178
Tencent Music Entertainment Group, Class A(b)	170,600	1,512,353
XD, Inc.	95,000	791,514
Total Entertainment		14,187,824
Food Products — 2.3%
China Feihe Ltd.(a)(b)	1,625,100	847,678
Foshan Haitian Flavouring & Food Co. Ltd., Class A	167,147	886,508
Guangdong Haid Group Co. Ltd., Class A	65,903	522,884
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	700,400	2,869,854
Muyuan Foods Co. Ltd., Class A	314,674	2,280,276
Tingyi Cayman Islands Holding Corp.	689,000	1,043,658
Uni-President China Holdings Ltd.	672,000	701,916
Want Want China Holdings Ltd.	1,491,100	888,894
Wens Foodstuff Group Co. Ltd., Class A	636,700	1,539,767
Total Food Products		11,581,435
Gas Utilities — 0.3%
ENN Energy Holdings Ltd.	174,300	1,549,632
Health Care Equipment & Supplies — 0.9%
Microport Scientific Corp.*	375,800	522,407
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,013,200	653,468
Shanghai MicroPort MedBot Group Co. Ltd., Class H*	178,000	555,714
Shanghai United Imaging Healthcare Co. Ltd., Class A	48,501	872,051
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	75,074	2,048,416
Total Health Care Equipment & Supplies		4,652,056
Health Care Providers & Services — 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	413,580	650,593
Hotels, Restaurants & Leisure — 5.2%
Atour Lifestyle Holdings Ltd., ADR	21,800	858,920
H World Group Ltd.	349,470	1,656,767
Haidilao International Holding Ltd.(a)(b)	440,000	805,550
Meituan, Class B*(a)	832,500	11,048,661
Mixue Group, Class H*(b)	12,000	631,798
Tongcheng Travel Holdings Ltd.	290,000	836,076
Trip.com Group Ltd.	101,477	7,222,748
Yum China Holdings, Inc.	62,900	2,978,729
Total Hotels, Restaurants & Leisure		26,039,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
December 31, 2025

Investments	Shares	Value
Household Durables — 3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	537,600	$3,097,769
Haier Smart Home Co. Ltd., Class H	444,500	1,386,582
Haier Smart Home Co. Ltd., Class A	416,300	1,556,066
Hisense Home Appliances Group Co. Ltd., Class H	149,000	443,736
Midea Group Co. Ltd., Class H	95,500	1,042,298
Midea Group Co. Ltd., Class A	656,600	7,351,527
Total Household Durables		14,877,978
Industrial Conglomerates — 0.1%
Fosun International Ltd.	1,063,700	598,575
Insurance — 4.7%
Ping An Insurance Group Co. of China Ltd., Class H	1,057,900	8,854,909
Ping An Insurance Group Co. of China Ltd., Class A	1,434,994	14,062,220
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	367,900	760,520
Total Insurance		23,677,649
Interactive Media & Services — 12.5%
Autohome, Inc., ADR	27,614	614,688
Baidu, Inc., Class A*	346,200	5,848,950
Bilibili, Inc., Class Z*(b)	60,365	1,496,037
JOYY, Inc., ADR	12,996	841,621
Kuaishou Technology(a)	428,500	3,520,598
Meitu, Inc.*(a)	920,500	827,841
Newborn Town, Inc.*	422,000	606,691
Tencent Holdings Ltd.	634,200	48,806,552
Weibo Corp., Class A	55,380	562,445
Total Interactive Media & Services		63,125,423
IT Services — 0.7%
Chinasoft International Ltd.*(b)	1,022,000	652,578
GDS Holdings Ltd., Class A*	265,200	1,148,229
Kingsoft Cloud Holdings Ltd.*(b)	840,000	594,642
Range Intelligent Computing Technology Group Co. Ltd., Class A	44,800	338,891
Vnet Group, Inc., ADR*	74,000	626,040
Total IT Services		3,360,380
Leisure Products — 0.1%
Bloks Group Ltd.*(b)	39,600	340,621
Life Sciences Tools & Services — 2.0%
Genscript Biotech Corp.*	428,400	683,591
Pharmaron Beijing Co. Ltd., Class H(a)	186,600	469,647
WuXi AppTec Co. Ltd., Class H(a)	93,795	1,189,384
WuXi AppTec Co. Ltd., Class A	303,547	3,941,790
Wuxi Biologics Cayman, Inc.*(a)	606,400	2,449,440
WuXi XDC Cayman, Inc.*	74,000	577,568
XtalPi Holdings Ltd.*	558,000	678,188
Total Life Sciences Tools & Services		9,989,608
Machinery — 2.4%
Haitian International Holdings Ltd.	283,400	806,853
Jiangsu Hengli Hydraulic Co. Ltd., Class A	35,200	554,278
Sany Heavy Equipment International Holdings Co. Ltd.	660,000	734,323
Sany Heavy Industry Co. Ltd., Class A	770,348	2,332,030
Shenzhen Inovance Technology Co. Ltd., Class A	245,402	2,648,462
UBTech Robotics Corp. Ltd., Class H*	73,700	1,195,903
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	126,200	903,656
Yutong Bus Co. Ltd., Class A	99,900	468,016
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	243,500	1,929,525
Zhuzhou CRRC Times Electric Co. Ltd., Class H	157,000	758,828
Total Machinery		12,331,874
Marine Transportation — 0.2%
SITC International Holdings Co. Ltd.	344,000	1,231,302
Media — 0.5%
China Literature Ltd.*(a)(b)	164,000	694,896
Focus Media Information Technology Co. Ltd., Class A	1,210,724	1,278,381
Qunabox Group Ltd.*	96,500	275,732
Total Media		2,249,009
Metals & Mining — 1.2%
Chifeng Jilong Gold Mining Co. Ltd., Class A	118,700	531,263
China Hongqiao Group Ltd.	673,600	2,823,001
Guangdong HEC Technology Holding Co. Ltd., Class A*	132,200	424,823
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	80,500	410,576
Lingbao Gold Group Co. Ltd., Class H(b)	316,000	727,123
Shanjin International Gold Co. Ltd., Class A	111,200	387,610
Wanguo Gold Group Ltd.(b)	540,000	529,351
Total Metals & Mining		5,833,747
Passenger Airlines — 0.1%
Hainan Airlines Holding Co. Ltd., Class A*	1,866,800	484,088
Personal Care Products — 0.4%
Giant Biogene Holding Co. Ltd.(a)(b)	149,000	637,081
Hengan International Group Co. Ltd.	259,400	929,821
Mao Geping Cosmetics Co. Ltd., Class H(b)	54,200	568,913
Total Personal Care Products		2,135,815
Pharmaceuticals — 2.1%
China Medical System Holdings Ltd.(b)	473,000	783,928
Hansoh Pharmaceutical Group Co. Ltd.(a)	268,100	1,242,763
HUTCHMED China Ltd.*(b)	237,500	629,183
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	526,768	4,495,673
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	225,000	565,138
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	82,604	313,495
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	86,100	362,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
December 31, 2025

Investments	Shares	Value
Simcere Pharmaceutical Group Ltd.(a)	437,000	$672,049
Sino Biopharmaceutical Ltd.	1,950,150	1,548,394
Total Pharmaceuticals		10,612,665
Professional Services — 0.3%
Kanzhun Ltd., ADR	76,339	1,555,789
Real Estate Management & Development — 0.9%
Country Garden Services Holdings Co. Ltd.	976,300	756,355
KE Holdings, Inc., Class A	397,200	2,117,788
Longfor Group Holdings Ltd.(a)(b)	708,200	778,852
Sunac China Holdings Ltd.*(b)	3,821,000	643,092
Total Real Estate Management & Development		4,296,087
Semiconductors & Semiconductor Equipment — 4.3%
Amlogic Shanghai Co. Ltd., Class A*	20,049	250,557
Black Sesame International Holding Ltd.*	281,000	696,047
Cambricon Technologies Corp. Ltd., Class A*	28,267	5,489,628
Daqo New Energy Corp., ADR*	26,687	787,266
GCL Technology Holdings Ltd.*	6,482,000	882,754
GigaDevice Semiconductor, Inc., Class A	72,826	2,235,399
Hangzhou Chang Chuan Technology Co. Ltd., Class A	31,800	461,559
Hangzhou Silan Microelectronics Co. Ltd., Class A	76,500	311,373
Hwatsing Technology Co. Ltd., Class A	14,900	320,374
JCET Group Co. Ltd., Class A	125,807	662,925
LONGi Green Energy Technology Co. Ltd., Class A*	662,268	1,726,843
Montage Technology Co. Ltd., Class A	133,263	2,249,068
OmniVision Integrated Circuits Group, Inc., Class A	100,166	1,806,732
Piotech, Inc., Class A	13,739	649,556
Rockchip Electronics Co. Ltd., Class A	11,600	296,284
Sanan Optoelectronics Co. Ltd., Class A	287,200	581,399
SG Micro Corp., Class A	26,758	263,135
Tongwei Co. Ltd., Class A*	234,258	688,683
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	40,700	798,670
Xinyi Solar Holdings Ltd.(b)	1,737,542	663,005
Total Semiconductors & Semiconductor Equipment		21,821,257
Software — 1.3%
Beijing Fourth Paradigm Technology Co. Ltd., Class H*	104,500	591,005
Beijing Kingsoft Office Software, Inc., Class A	23,989	1,055,352
Horizon Robotics*	1,945,200	2,164,249
Hundsun Technologies, Inc., Class A	137,810	595,272
Jiangsu Hoperun Software Co. Ltd., Class A	69,000	489,330
Kingdee International Software Group Co. Ltd.*	652,700	1,114,458
Weimob, Inc.*(a)	2,032,000	480,360
Total Software		6,490,026
Specialty Retail — 0.9%
Chow Tai Fook Jewellery Group Ltd.	490,600	780,951
Pop Mart International Group Ltd.(a)(b)	112,100	2,703,305
Topsports International Holdings Ltd.(a)	1,111,200	415,442
XXF Group Holdings Ltd.*(b)	327,500	336,189
Zhongsheng Group Holdings Ltd.	255,100	380,839
Total Specialty Retail		4,616,726
Technology Hardware, Storage & Peripherals — 2.9%
Shenzhen Longsys Electronics Co. Ltd., Class A*	17,500	613,858
Shenzhen Transsion Holdings Co. Ltd., Class A	36,840	349,191
Xiaomi Corp., Class B*(a)	2,658,400	13,422,640
Total Technology Hardware, Storage & Peripherals		14,385,689
Textiles, Apparel & Luxury Goods — 1.3%
ANTA Sports Products Ltd.	202,900	2,099,774
Bosideng International Holdings Ltd.	1,136,000	650,936
Laopu Gold Co. Ltd., Class H	10,600	841,627
Li Ning Co. Ltd.	480,000	1,151,359
Shenzhou International Group Holdings Ltd.	147,100	1,156,616
Star Shine Holdings Group Ltd.*	387,500	372,888
Xtep International Holdings Ltd.	625,500	426,724
Total Textiles, Apparel & Luxury Goods		6,699,924
Tobacco — 0.3%
RLX Technology, Inc., ADR	283,754	661,147
Smoore International Holdings Ltd.(a)(b)	522,000	798,743
Total Tobacco		1,459,890
Total China		493,395,356
Hong Kong — 1.2%
Air Freight & Logistics — 0.4%
J&T Global Express Ltd.*	1,336,200	1,793,960
Construction & Engineering — 0.1%
Central New Energy Holding Group Ltd., Class G*	662,000	698,275
Electronic Equipment, Instruments & Components — 0.2%
Kingboard Laminates Holdings Ltd.	475,000	804,940
Entertainment — 0.1%
Damai Entertainment Holdings Ltd.*	5,800,000	707,908
Hotels, Restaurants & Leisure — 0.1%
Guming Holdings Ltd.	222,400	708,045
Paper & Forest Products — 0.2%
Nine Dragons Paper Holdings Ltd.*	1,004,000	762,336
Pharmaceuticals — 0.1%
Grand Pharmaceutical Group Ltd.	643,500	648,998
Total Hong Kong		6,124,462
United States — 0.9%
Biotechnology — 0.9%
BeOne Medicines Ltd., Class A*	7,256	279,223
BeOne Medicines Ltd., Class H*	155,400	3,579,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
December 31, 2025

Investments	Shares	Value
Legend Biotech Corp., ADR*(b)	29,745	$646,656
Total United States		4,505,659
TOTAL COMMON STOCKS (COST: $407,171,826)		504,025,477
RIGHTS — 0.0%
China — 0.0%
Kangmei Pharmaceutical Co. Ltd.*^

(Cost: $0)	88,957	0
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)

(Cost: $319,603)	319,603	319,603
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.3%
United States — 1.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)

(Cost: $6,503,737)	6,503,737	6,503,737
TOTAL INVESTMENTS IN SECURITIES — 101.3% (Cost: $413,995,166)		510,848,817
Other Liabilities less Assets — (1.3)%		(6,461,324)
NET ASSETS — 100.0%		$504,387,493

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,466,081 and the total market value of the collateral held by the Fund was $21,112,604. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,608,867.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree China ex-State-Owned Enterprises Fund (CXSE)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$504,025,477	$–	$–		$504,025,477
Rights	–	–	0	*	0
Mutual Fund	–	319,603	–		319,603
Investment of Cash Collateral for Securities Loaned	–	6,503,737	–		6,503,737
Total Investments in Securities	$504,025,477	$6,823,340	$0		$510,848,817

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 100.6%
Argentina — 0.1%
Grupo Financiero Galicia SA, ADR*	25,552	$1,378,275
Vista Energy SAB de CV, ADR*	13,621	662,798
Total Argentina		2,041,073
Brazil — 3.9%
Allos SA	204,216	1,057,276
Ambev SA	1,165,141	2,947,006
B3 SA - Brasil Bolsa Balcao	1,532,981	3,885,780
Banco Bradesco SA	240,281	684,043
Banco BTG Pactual SA	232,835	2,234,128
Banco Santander Brasil SA	99,421	617,962
Brava Energia*	129,334	397,460
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	116,692	2,840,552
Cosan SA*	294,550	285,963
Embraer SA	209,167	3,381,942
Energisa SA	93,047	800,784
Eneva SA*	340,545	1,254,108
Engie Brasil Energia SA	95,333	545,756
Equatorial SA	335,004	2,353,694
GPS Participacoes & Empreendimentos SA(a)	225,769	665,802
Hapvida Participacoes & Investimentos SA*(a)	60,542	162,742
Hypera SA	131,263	564,361
Itau Unibanco Holding SA	211,026	1,399,847
Klabin SA	185,946	636,589
Localiza Rent a Car SA	234,443	1,864,078
Lojas Renner SA	189,748	465,735
MBRF Global Foods Co. SA	192,825	703,069
MercadoLibre, Inc.*	9,492	19,119,356
Motiva Infraestrutura de Mobilidade SA	332,009	912,460
Multiplan Empreendimentos Imobiliarios SA	92,730	461,133
PRIO SA*	294,886	2,228,966
Raia Drogasil SA	371,228	1,588,630
Rede D'Or Sao Luiz SA(a)	286,202	2,121,021
Rumo SA	312,378	841,407
Sendas Distribuidora SA	433,426	575,818
Suzano SA	203,976	1,915,154
Telefonica Brasil SA	239,200	1,444,869
TIM SA	296,000	1,152,724
TOTVS SA	158,524	1,217,335
Transmissora Alianca de Energia Eletrica SA	111,466	856,578
Ultrapar Participacoes SA	296,004	1,128,972
Vibra Energia SA	290,242	1,341,636
WEG SA	467,288	4,136,711
Total Brazil		70,791,447
Chile — 0.5%
Banco de Chile	12,546,628	2,421,444
Banco Santander Chile	19,351,810	1,526,122
Cencosud SA	373,581	1,199,586
Empresas CMPC SA	317,753	498,353
Empresas Copec SA	99,771	781,281
Enel Americas SA	22,134,176	2,103,002
Latam Airlines Group SA	53,262,007	1,440,879
Total Chile		9,970,667
China — 25.5%
3SBio, Inc.*(a)(b)	335,500	1,042,255
AAC Technologies Holdings, Inc.	112,500	563,692
Aier Eye Hospital Group Co. Ltd., Class A	413,885	651,073
Airtac International Group	34,000	1,006,349
Akeso, Inc.*(a)(b)	135,000	1,959,915
Alibaba Group Holding Ltd.	3,276,932	60,120,240
ANTA Sports Products Ltd.	190,100	1,967,310
Ascentage Pharma Group International*(a)	54,900	368,539
Atour Lifestyle Holdings Ltd., ADR	14,446	569,172
Autohome, Inc., ADR	30,090	669,803
Avary Holding Shenzhen Co. Ltd., Class A	63,100	457,252
Baidu, Inc., Class A*	370,650	6,262,025
Beijing Fourth Paradigm Technology Co. Ltd., Class H*	54,500	308,228
Beijing Kingsoft Office Software, Inc., Class A	18,275	803,975
Bilibili, Inc., Class Z*(b)	47,994	1,189,445
Bosideng International Holdings Ltd.	946,000	542,065
Budweiser Brewing Co. APAC Ltd.(a)	1,071,600	1,044,960
BYD Co. Ltd., Class A	249,430	3,492,045
BYD Co. Ltd., Class H	625,700	7,664,996
BYD Electronic International Co. Ltd.(b)	112,500	486,221
Cambricon Technologies Corp. Ltd., Class A*	17,156	3,331,803
Chaozhou Three-Circle Group Co. Ltd., Class A	130,300	854,050
Chifeng Jilong Gold Mining Co. Ltd., Class A	149,900	670,904
China Conch Venture Holdings Ltd.	568,400	686,447
China Feihe Ltd.(a)(b)	1,271,000	662,974
China Hongqiao Group Ltd.	526,500	2,206,518
China Literature Ltd.*(a)(b)	162,800	689,811
China Medical System Holdings Ltd.	224,000	371,247
China Minsheng Banking Corp. Ltd., Class A	2,688,279	1,475,098
China Ruyi Holdings Ltd.*	2,180,000	613,374
Chinasoft International Ltd.*	896,000	572,123
Chow Tai Fook Jewellery Group Ltd.	450,800	717,596
Contemporary Amperex Technology Co. Ltd., Class A	243,750	12,825,253
Country Garden Services Holdings Co. Ltd.	938,000	726,683
Dongyue Group Ltd.	222,000	308,607
East Buy Holding Ltd.*(a)(b)	112,500	259,009
East Money Information Co. Ltd., Class A	1,193,753	3,964,383
Eastroc Beverage Group Co. Ltd., Class A	17,000	651,241
ENN Energy Holdings Ltd.	61,100	543,216
Eoptolink Technology, Inc. Ltd., Class A	75,100	4,636,006
Eve Energy Co. Ltd., Class A	108,400	1,021,266
Everest Medicines Ltd.*(a)(b)	56,000	266,060
Focus Media Information Technology Co. Ltd., Class A	1,193,000	1,259,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
Foshan Haitian Flavouring & Food Co. Ltd., Class A	67,766	$359,415
Fosun International Ltd.	1,527,000	859,287
Foxconn Industrial Internet Co. Ltd., Class A	396,200	3,522,118
Fufeng Group Ltd.	667,000	675,270
Fuyao Glass Industry Group Co. Ltd., Class A	114,682	1,064,184
Fuyao Glass Industry Group Co. Ltd., Class H(a)	132,800	1,146,548
Ganfeng Lithium Group Co. Ltd., Class A	142,620	1,285,020
GCL Technology Holdings Ltd.*	2,179,000	296,748
GDS Holdings Ltd., Class A*	175,300	758,991
Geely Automobile Holdings Ltd.	781,000	1,796,094
GEM Co. Ltd., Class A	567,100	679,225
Genscript Biotech Corp.*	358,000	571,255
Giant Biogene Holding Co. Ltd.(a)(b)	75,000	320,678
Giant Network Group Co. Ltd., Class A	113,600	704,553
GigaDevice Semiconductor, Inc., Class A	51,700	1,586,935
GoerTek, Inc., Class A	204,000	839,679
Goldwind Science & Technology Co. Ltd., Class H	233,200	401,775
Gotion High-tech Co. Ltd., Class A	102,400	573,767
Great Wall Motor Co. Ltd., Class H	524,700	1,031,401
Gree Electric Appliances, Inc. of Zhuhai, Class A	364,500	2,100,329
Guangdong Haid Group Co. Ltd., Class A	56,400	447,486
Guangdong HEC Technology Holding Co. Ltd., Class A*	157,200	505,161
Guangzhou Tinci Materials Technology Co. Ltd., Class A	104,700	694,955
H World Group Ltd.	274,770	1,302,629
Haidilao International Holding Ltd.(a)(b)	225,300	412,478
Haier Smart Home Co. Ltd., Class H	334,800	1,044,382
Haier Smart Home Co. Ltd., Class A	342,400	1,279,840
Hainan Airlines Holding Co. Ltd., Class A*	3,170,900	822,259
Haitian International Holdings Ltd.	410,000	1,167,290
Hangzhou Chang Chuan Technology Co. Ltd., Class A	31,800	461,559
Hangzhou Silan Microelectronics Co. Ltd., Class A	113,600	462,378
Hansoh Pharmaceutical Group Co. Ltd.(a)	278,000	1,288,654
Hengan International Group Co. Ltd.	489,000	1,752,823
Hengtong Optic-electric Co. Ltd., Class A	203,800	722,064
Horizon Robotics*	1,626,600	1,809,771
Hundsun Technologies, Inc., Class A	156,671	676,743
HUTCHMED China Ltd.*(b)	191,500	507,321
Hwatsing Technology Co. Ltd., Class A	16,931	364,043
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	92,400	471,270
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	387,200	1,586,533
InnoCare Pharma Ltd., Class H*(a)	206,000	325,535
Innovent Biologics, Inc.*(a)	233,000	2,282,553
iQIYI, Inc., ADR*	190,403	365,574
JCET Group Co. Ltd., Class A	118,100	622,314
JD Health International, Inc.*(a)	173,450	1,236,780
JD Logistics, Inc.*(a)	302,300	443,536
JD.com, Inc., Class A	478,159	6,855,855
Jiangsu Hengli Hydraulic Co. Ltd., Class A	55,600	875,507
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	329,013	2,807,943
Jiangsu Hoperun Software Co. Ltd., Class A	67,900	481,529
Jiangsu Zhongtian Technology Co. Ltd., Class A	157,600	409,131
JOYY, Inc., ADR	9,146	592,295
Kanzhun Ltd., ADR	61,122	1,245,666
KE Holdings, Inc., Class A	379,600	2,023,948
Keymed Biosciences, Inc.*(a)(b)	62,500	429,193
Kingboard Holdings Ltd.	232,000	875,123
Kingdee International Software Group Co. Ltd.*	478,000	816,165
Kingfa Sci & Tech Co. Ltd., Class A	171,900	481,225
Kingnet Network Co. Ltd., Class A	150,100	470,302
Kingsoft Cloud Holdings Ltd.*	442,000	312,895
Kingsoft Corp. Ltd.	149,400	545,890
Kuaishou Technology(a)	438,200	3,600,294
Kuang-Chi Technologies Co. Ltd., Class A*	123,200	860,641
Laopu Gold Co. Ltd., Class H	10,300	817,807
Lens Technology Co. Ltd., Class A	204,500	886,857
Li Auto, Inc., Class A*	216,400	1,802,986
Li Ning Co. Ltd.	262,500	629,649
Lingbao Gold Group Co. Ltd., Class H(b)	113,000	260,015
Lingyi iTech Guangdong Co., Class A	249,100	554,591
Longfor Group Holdings Ltd.(a)(b)	282,000	310,133
LONGi Green Energy Technology Co. Ltd., Class A*	342,172	892,203
Lufax Holding Ltd., ADR*	98,670	252,595
Luxshare Precision Industry Co. Ltd., Class A	385,000	3,128,010
Meitu, Inc.*(a)	543,000	488,341
Meituan, Class B*(a)	971,200	12,889,441
Midea Group Co. Ltd., Class A	478,600	5,358,576
MINISO Group Holding Ltd.	105,400	492,909
Minth Group Ltd.	134,000	546,089
Mixue Group, Class H*(b)	13,200	694,978
Montage Technology Co. Ltd., Class A	91,194	1,539,073
Muyuan Foods Co. Ltd., Class A	219,476	1,590,426
NetEase Cloud Music, Inc.*(a)	16,200	387,127
NetEase, Inc.	295,630	8,150,857
New Oriental Education & Technology Group, Inc.	226,600	1,229,728
Ningxia Baofeng Energy Group Co. Ltd., Class A	287,800	809,392
NIO, Inc., Class A*(b)	255,820	1,346,231
Nongfu Spring Co. Ltd., Class H(a)	273,600	1,646,486
OFILM Group Co. Ltd., Class A*	249,300	379,310
OmniVision Integrated Circuits Group, Inc., Class A	67,840	1,223,656
PDD Holdings, Inc., ADR*	135,315	15,343,368
Ping An Bank Co. Ltd., Class A	547,226	894,541
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	192,600	348,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
Ping An Insurance Group Co. of China Ltd., Class H	1,063,000	$8,897,597
Ping An Insurance Group Co. of China Ltd., Class A	870,008	8,525,641
Piotech, Inc., Class A	12,921	610,883
Pop Mart International Group Ltd.(a)(b)	123,600	2,980,628
Qfin Holdings, Inc., ADR	17,472	336,685
Range Intelligent Computing Technology Group Co. Ltd., Class A	59,000	446,307
Remegen Co. Ltd., Class H*(a)	36,500	337,637
RoboSense Technology Co. Ltd.*(b)	69,200	325,396
Rockchip Electronics Co. Ltd., Class A	17,400	444,426
Sanan Optoelectronics Co. Ltd., Class A	296,300	599,821
Sany Heavy Industry Co. Ltd., Class A	546,736	1,655,102
Satellite Chemical Co. Ltd., Class A	243,390	616,499
SF Holding Co. Ltd., Class A	200,073	1,098,403
SG Micro Corp., Class A	44,110	433,773
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,195,800	771,236
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	155,373	589,665
Shanghai United Imaging Healthcare Co. Ltd., Class A	42,720	768,109
Shanjin International Gold Co. Ltd., Class A	222,000	773,825
Shenzhen Inovance Technology Co. Ltd., Class A	165,500	1,786,132
Shenzhen Longsys Electronics Co. Ltd., Class A*	22,500	789,246
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	43,300	1,181,453
Shenzhen Transsion Holdings Co. Ltd., Class A	38,317	363,191
Shenzhou International Group Holdings Ltd.	54,500	428,522
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	124,700	524,351
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H*	8,800	443,420
Sino Biopharmaceutical Ltd.	1,589,000	1,261,646
SITC International Holdings Co. Ltd.	222,000	794,619
Smoore International Holdings Ltd.(a)(b)	364,000	556,978
Sunac China Holdings Ltd.*(b)	2,134,000	359,162
Sungrow Power Supply Co. Ltd., Class A	130,700	3,202,735
Sunny Optical Technology Group Co. Ltd.	94,700	797,531
Sunwoda Electronic Co. Ltd., Class A	149,400	559,719
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	115,900	1,405,588
Suzhou TFC Optical Communication Co. Ltd., Class A	40,860	1,188,519
TAL Education Group, ADR*	76,914	839,132
TBEA Co. Ltd., Class A	315,353	1,003,896
TCL Technology Group Corp., Class A	1,165,700	758,211
Tencent Holdings Ltd.	1,048,900	80,720,897
Tencent Music Entertainment Group, Class A	140,900	1,249,065
Tianqi Lithium Corp., Class A*	83,000	658,535
Tingyi Cayman Islands Holding Corp.	420,000	636,192
Tongcheng Travel Holdings Ltd.	220,000	634,265
Tongwei Co. Ltd., Class A*	267,058	785,110
Topsports International Holdings Ltd.(a)	1,324,000	495,001
Trip.com Group Ltd.	112,770	8,026,541
UBTech Robotics Corp. Ltd., Class H*	48,600	788,614
Uni-President China Holdings Ltd.	701,000	732,207
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	30,157	591,781
Victory Giant Technology Huizhou Co. Ltd., Class A	53,800	2,216,607
Vipshop Holdings Ltd., ADR	60,550	1,071,130
Vnet Group, Inc., ADR*	36,394	307,893
Want Want China Holdings Ltd.	847,000	504,925
Weibo Corp., Class A	73,680	748,301
Wens Foodstuff Group Co. Ltd., Class A	401,600	971,212
Wingtech Technology Co. Ltd., Class A*	77,270	412,700
Wolong Electric Group Co. Ltd., Class A	93,400	657,016
WUS Printed Circuit Kunshan Co. Ltd., Class A	136,900	1,433,145
WuXi AppTec Co. Ltd., Class H(a)	61,500	779,861
WuXi AppTec Co. Ltd., Class A	213,873	2,777,305
Wuxi Biologics Cayman, Inc.*(a)	520,000	2,100,443
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	124,900	894,348
WuXi XDC Cayman, Inc.*	57,000	444,883
XD, Inc.	44,800	373,261
Xiaomi Corp., Class B*(a)	2,785,600	14,064,891
Xinyi Glass Holdings Ltd.(b)	339,066	360,259
Xinyi Solar Holdings Ltd.(b)	1,149,301	438,546
XPeng, Inc., Class A*(b)	257,000	2,620,023
XtalPi Holdings Ltd.*	309,000	375,556
Xtep International Holdings Ltd.	892,500	608,875
Yadea Group Holdings Ltd.(a)	450,000	657,352
Yum China Holdings, Inc.	61,894	2,931,089
Yutong Bus Co. Ltd., Class A	157,900	739,737
Zai Lab Ltd.*(b)	215,600	378,100
Zangge Mining Co. Ltd., Class A	65,600	793,221
Zhejiang Huayou Cobalt Co. Ltd., Class A	113,770	1,112,607
Zhejiang Leapmotor Technology Co. Ltd., Class H*(a)	95,300	595,296
Zhejiang NHU Co. Ltd., Class A	203,680	735,062
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	191,400	1,516,678
Zhejiang Shuanghuan Driveline Co. Ltd., Class A	65,400	444,217
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	174,900	361,552
Zhongji Innolight Co. Ltd., Class A	79,080	6,911,052
Zhongsheng Group Holdings Ltd.	203,500	303,806
Zhuzhou CRRC Times Electric Co. Ltd., Class H	35,500	171,582
ZTO Express Cayman, Inc.	66,612	1,388,980
Total China		459,664,884
Czech Republic — 0.2%
Komercni Banka AS	35,312	1,993,657
Moneta Money Bank AS(a)	169,365	1,591,483
Total Czech Republic		3,585,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
Hong Kong — 0.2%
Damai Entertainment Holdings Ltd.	2,940,000	$358,836
Guming Holdings Ltd.(b)	190,000	604,895
J&T Global Express Ltd.*	1,090,400	1,463,953
Nine Dragons Paper Holdings Ltd.*	766,000	581,623
Total Hong Kong		3,009,307
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	96,309	866,135
OTP Bank Nyrt	45,432	4,877,981
Richter Gedeon Nyrt	25,475	768,745
Total Hungary		6,512,861
India — 19.3%
360 ONE WAM Ltd.	59,988	794,239
ABB India Ltd.	12,167	699,864
ACC Ltd.	21,411	413,954
Adani Energy Solutions Ltd.*	64,737	739,964
Adani Enterprises Ltd.	46,968	1,170,393
Adani Green Energy Ltd.*	90,566	1,022,854
Adani Ports & Special Economic Zone Ltd.	161,326	2,638,168
Adani Power Ltd.*	982,335	1,562,806
Aditya Birla Capital Ltd.*	170,766	679,611
Alkem Laboratories Ltd.	10,829	663,443
Ambuja Cements Ltd.	142,225	880,367
Apar Industries Ltd.	4,477	416,795
APL Apollo Tubes Ltd.	51,438	1,095,383
Apollo Hospitals Enterprise Ltd.	30,264	2,371,336
Ashok Leyland Ltd.	922,035	1,838,235
Asian Paints Ltd.	99,431	3,063,818
Astral Ltd.	39,203	605,627
AU Small Finance Bank Ltd.(a)	96,584	1,068,685
Aurobindo Pharma Ltd.	60,064	790,567
Avenue Supermarts Ltd.*(a)	39,661	1,668,968
Axis Bank Ltd.	495,455	6,997,494
Bajaj Auto Ltd.	16,307	1,695,119
Bajaj Finance Ltd.	554,239	6,085,077
Bajaj Finserv Ltd.	75,239	1,707,622
Bajaj Holdings & Investment Ltd.	4,431	558,464
Bajaj Housing Finance Ltd.*	1,491,824	1,565,695
Balkrishna Industries Ltd.	25,398	655,498
Bandhan Bank Ltd.(a)	167,535	271,808
Berger Paints India Ltd.	134,574	803,362
Bharat Forge Ltd.	70,000	1,145,179
Bharti Airtel Ltd.	601,577	14,093,113
Biocon Ltd.	107,687	471,943
Blue Star Ltd.	26,643	513,032
Bosch Ltd.	2,049	821,612
Britannia Industries Ltd.	30,100	2,019,741
Castrol India Ltd.	385,316	825,468
CG Power & Industrial Solutions Ltd.	164,164	1,183,384
Cholamandalam Financial Holdings Ltd.	18,246	368,028
Cholamandalam Investment & Finance Co. Ltd.	74,129	1,403,908
Cipla Ltd.	132,802	2,233,033
Coforge Ltd.	74,293	1,374,612
Colgate-Palmolive India Ltd.	39,059	902,039
Computer Age Management Services Ltd.	90,759	748,151
Coromandel International Ltd.	26,641	671,780
Crompton Greaves Consumer Electricals Ltd.	175,777	493,325
Cummins India Ltd.	35,606	1,756,701
Dabur India Ltd.	78,587	440,328
Deepak Nitrite Ltd.	18,515	356,727
Delhivery Ltd.*	127,218	571,621
Divi's Laboratories Ltd.	31,642	2,250,477
Dixon Technologies India Ltd.	7,955	1,071,118
DLF Ltd.	181,816	1,390,534
Dr. Reddy’s Laboratories Ltd.	140,413	1,986,229
Eicher Motors Ltd.	33,812	2,750,911
Emami Ltd.	45,125	265,390
Eternal Ltd.*	1,082,807	3,349,761
Federal Bank Ltd.	561,702	1,669,243
Fortis Healthcare Ltd.	167,143	1,643,919
FSN E-Commerce Ventures Ltd.*	281,722	831,098
GE Vernova T&D India Ltd.	28,116	979,906
Gland Pharma Ltd.(a)	56,928	1,090,684
Glenmark Pharmaceuticals Ltd.	27,687	626,935
GMR Airports Infrastructure Ltd.*	836,326	971,161
Godrej Consumer Products Ltd.	95,389	1,297,121
Godrej Properties Ltd.*	34,288	764,656
Grasim Industries Ltd.	86,631	2,726,755
Gujarat Fluorochemicals Ltd.	9,129	372,384
Havells India Ltd.	60,788	963,700
HCL Technologies Ltd.	237,718	4,293,393
HDFC Asset Management Co. Ltd.(a)	66,808	1,986,265
HDFC Bank Ltd.	2,335,856	25,760,079
HDFC Life Insurance Co. Ltd.(a)	227,019	1,893,985
Hero MotoCorp Ltd.	31,031	1,992,447
Hindalco Industries Ltd.	290,042	2,861,392
Hindustan Unilever Ltd.	173,713	4,476,019
Hitachi Energy India Ltd.	2,962	603,411
Hyundai Motor India Ltd.	34,176	873,798
ICICI Bank Ltd., ADR	504,104	15,022,299
ICICI Lombard General Insurance Co. Ltd.(a)	64,228	1,402,121
ICICI Prudential Life Insurance Co. Ltd.(a)	87,890	653,459
IDFC First Bank Ltd.	906,616	863,550
Indian Hotels Co. Ltd.	255,791	2,102,720
Indus Towers Ltd.*	245,398	1,143,314
IndusInd Bank Ltd.*	80,575	774,737
Info Edge India Ltd.	106,112	1,574,454
Infosys Ltd., ADR(b)	541,112	9,642,616
InterGlobe Aviation Ltd.(a)	41,435	2,332,463
Jindal Stainless Ltd.	94,940	886,503
Jindal Steel Ltd.	88,818	1,041,356
Jio Financial Services Ltd.	595,143	1,953,033
JSW Energy Ltd.	130,999	703,170
JSW Steel Ltd.	214,203	2,775,983
Jubilant Foodworks Ltd.	88,023	547,062
Kalpataru Projects International Ltd.	21,609	289,084
Kalyan Jewellers India Ltd.	66,882	361,164
Kaynes Technology India Ltd.*	6,638	296,378
KEC International Ltd.	87,965	722,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
KEI Industries Ltd.	13,550	$672,409
Kotak Mahindra Bank Ltd.	224,728	5,503,472
KPIT Technologies Ltd.	43,071	561,872
Kwality Wall's India Ltd.*^	182,573	77,596
Larsen & Toubro Ltd.	141,410	6,424,695
Laurus Labs Ltd.(a)	118,678	1,463,018
Linde India Ltd.	4,599	304,734
Lloyds Metals & Energy Ltd.	39,962	587,474
Lodha Developers Ltd.(a)	65,127	769,023
LTIMindtree Ltd.(a)	19,344	1,304,997
Lupin Ltd.	69,755	1,637,173
Mahindra & Mahindra Financial Services Ltd.	442,730	1,985,107
Mahindra & Mahindra Ltd.	197,865	8,165,618
Manappuram Finance Ltd.	291,302	1,000,020
Mankind Pharma Ltd.	29,275	715,431
Marico Ltd.	141,755	1,183,823
Maruti Suzuki India Ltd.	29,105	5,406,869
Max Financial Services Ltd.*	69,255	1,288,176
Max Healthcare Institute Ltd.	189,933	2,208,504
Motherson Sumi Wiring India Ltd.	1,955,343	1,055,562
Motilal Oswal Financial Services Ltd.	68,953	656,508
Mphasis Ltd.	24,932	774,262
MRF Ltd.	682	1,159,855
Multi Commodity Exchange of India Ltd.	7,035	871,632
Muthoot Finance Ltd.	16,568	702,633
Nestle India Ltd.	146,345	2,097,170
Neuland Laboratories Ltd.	3,417	576,917
Nippon Life India Asset Management Ltd.(a)	134,266	1,314,062
One 97 Communications Ltd.*	74,678	1,079,216
Oracle Financial Services Software Ltd.	5,587	477,832
Page Industries Ltd.	2,049	821,726
Patanjali Foods Ltd.	68,874	418,013
PB Fintech Ltd.*	81,051	1,646,281
Persistent Systems Ltd.	28,721	2,004,220
Phoenix Mills Ltd.	48,016	990,190
PI Industries Ltd.	22,711	818,238
Pidilite Industries Ltd.	61,614	1,016,213
Piramal Pharma Ltd.	413,004	791,321
Polycab India Ltd.	10,789	914,574
Poonawalla Fincorp Ltd.*	148,154	796,078
Prestige Estates Projects Ltd.	38,832	689,026
Radico Khaitan Ltd.	21,413	785,816
RBL Bank Ltd.(a)	514,274	1,806,952
Reliance Industries Ltd., GDR(a)	332,964	23,307,480
Reliance Power Ltd.*	919,926	356,694
Samvardhana Motherson International Ltd.	1,015,523	1,355,170
Schaeffler India Ltd.	8,388	362,008
Shree Cement Ltd.	3,263	964,784
Shriram Finance Ltd.	231,203	2,562,594
Siemens Ltd.	23,204	790,847
Solar Industries India Ltd.	6,155	839,025
SRF Ltd.	32,197	1,101,540
Sun Pharmaceutical Industries Ltd.	242,905	4,647,603
Sundaram Finance Ltd.	10,509	617,683
Supreme Industries Ltd.	17,286	645,018
Suzlon Energy Ltd.*	2,627,775	1,539,896
Swiggy Ltd.*	296,844	1,275,665
Tata Chemicals Ltd.	25,780	219,582
Tata Communications Ltd.	32,428	658,558
Tata Consultancy Services Ltd.	151,925	5,419,506
Tata Consumer Products Ltd.	159,086	2,109,833
Tata Elxsi Ltd.	9,486	553,090
Tata Motors Ltd.*	446,103	2,062,272
Tata Motors Passenger Vehicles Limited	402,006	1,643,056
Tata Power Co. Ltd.	313,475	1,323,942
Tata Steel Ltd.	1,838,279	3,683,127
Tech Mahindra Ltd.	150,006	2,655,164
Timken India Ltd.	20,392	681,349
Titan Co. Ltd.	91,395	4,119,819
Torrent Pharmaceuticals Ltd.	35,042	1,501,030
Torrent Power Ltd.	44,668	649,400
Trent Ltd.	43,856	2,087,907
Tube Investments of India Ltd.	28,789	837,314
TVS Motor Co. Ltd.	58,591	2,424,880
UltraTech Cement Ltd.	26,519	3,476,880
United Spirits Ltd.	102,729	1,650,098
UNO Minda Ltd.	42,902	613,749
UPL Ltd.	106,207	939,598
Varun Beverages Ltd.	294,980	1,607,665
Vedanta Ltd.	356,506	2,397,348
Vishal Mega Mart Ltd.*	402,893	611,292
Voltas Ltd.	61,105	925,419
Wipro Ltd.	736,345	2,156,945
Zydus Lifesciences Ltd.	45,163	459,447
Total India		347,107,946
Indonesia — 1.5%
Adaro Andalan Indonesia PT	2,253,600	942,660
Amman Mineral Internasional PT*	3,061,800	1,179,734
Astra International Tbk. PT	4,176,900	1,678,275
Bank Central Asia Tbk. PT	15,592,900	7,550,984
Barito Pacific Tbk. PT*	7,029,566	1,378,512
Barito Renewables Energy Tbk. PT*	4,106,200	2,388,614
Bumi Resources Minerals Tbk. PT*	18,148,700	1,197,216
Bumi Resources Tbk. PT*	42,474,800	932,280
Chandra Asri Pacific Tbk. PT	3,375,600	1,417,043
Charoen Pokphand Indonesia Tbk. PT	1,414,000	382,437
Dian Swastatika Sentosa Tbk. PT*	387,400	2,346,471
Elang Mahkota Teknologi Tbk. PT	7,533,700	490,199
Indah Kiat Pulp & Paper Tbk. PT	1,121,100	571,475
Indofood CBP Sukses Makmur Tbk. PT	820,400	403,435
Indofood Sukses Makmur Tbk. PT	1,754,800	712,970
Merdeka Battery Materials Tbk. PT*	12,875,900	440,136
Merdeka Copper Gold Tbk. PT*	3,572,200	488,433
Pantai Indah Kapuk Dua Tbk. PT	581,900	439,696
Petrindo Jaya Kreasi Tbk. PT	4,214,100	591,364
Sumber Alfaria Trijaya Tbk. PT	5,767,000	683,048
United Tractors Tbk. PT	521,300	922,240
Total Indonesia		27,137,222
Malaysia — 1.3%
Alliance Bank Malaysia Bhd.	731,400	910,195
Frontken Corp. Bhd.	852,600	878,233
Genting Bhd	973,300	724,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
Genting Malaysia Bhd.	1,530,000	$769,147
Hong Leong Bank Bhd.	536,608	2,927,674
Mr. DIY Group M Bhd.(a)	2,662,200	1,003,737
Nestle Malaysia Bhd.	32,700	918,630
PPB Group Bhd.	351,100	956,916
Press Metal Aluminium Holdings Bhd.	2,594,000	4,551,326
QL Resources Bhd.	811,737	758,128
Sunway Bhd.	1,495,876	2,071,667
United Plantations Bhd.	205,050	1,518,926
Westports Holdings Bhd.	674,600	942,578
YTL Corp. Bhd.	3,241,880	1,629,728
YTL Power International Bhd.	1,777,000	1,449,450
Zetrix Ai Bhd.	4,006,600	799,740
Total Malaysia		22,810,414
Mexico — 2.2%
America Movil SAB de CV, Series B	3,384,097	3,506,534
Arca Continental SAB de CV	96,415	1,045,043
Banco del Bajio SA(a)	191,005	483,156
Cemex SAB de CV, Series CPO	3,108,502	3,573,667
Coca-Cola Femsa SAB de CV	128,377	1,221,472
Corp. Inmobiliaria Vesta SAB de CV	295,650	905,885
Fibra Uno Administracion SA de CV	702,973	1,055,271
Fomento Economico Mexicano SAB de CV	356,069	3,601,586
Gruma SAB de CV, Class B	38,253	660,063
Grupo Aeroportuario del Centro Norte SAB de CV	68,895	933,174
Grupo Aeroportuario del Pacifico SAB de CV, Class B	91,257	2,401,070
Grupo Aeroportuario del Sureste SAB de CV, Class B	41,050	1,322,358
Grupo Bimbo SAB de CV, Series A	245,947	808,720
Grupo Carso SAB de CV, Series A1	123,119	807,623
Grupo Financiero Banorte SAB de CV, Class O	467,780	4,343,346
Grupo Financiero Inbursa SAB de CV, Class O	427,653	1,036,338
Grupo Mexico SAB de CV, Series B	599,183	5,666,403
Grupo Televisa SAB, Series CPO	537,284	313,474
Industrias Penoles SAB de CV*	34,889	1,837,137
Kimberly-Clark de Mexico SAB de CV, Class A	323,808	691,578
Prologis Property Mexico SA de CV	180,372	756,821
Sigma Foods SAB de CV, Class A	938,667	821,748
Wal-Mart de Mexico SAB de CV	899,444	2,807,964
Total Mexico		40,600,431
Philippines — 0.5%
Ayala Corp.	27,310	217,245
Ayala Land, Inc.	1,287,400	491,261
Bank of the Philippine Islands	482,327	951,824
BDO Unibank, Inc.	425,873	974,334
International Container Terminal Services, Inc.	150,870	1,454,014
JG Summit Holdings, Inc.	40	16
Jollibee Foods Corp.	116,040	355,028
Metropolitan Bank & Trust Co.	549,210	639,458
PLDT, Inc.	117,340	2,513,040
SM Investments Corp.	29,995	356,631
SM Prime Holdings, Inc.	1,656,400	640,515
Universal Robina Corp.	79,010	90,382
Total Philippines		8,683,748
Poland — 1.3%
Alior Bank SA	23,137	710,804
Allegro.eu SA*(a)	256,661	2,214,515
Asseco Poland SA	16,876	1,072,118
Bank Millennium SA*(b)	213,085	985,649
Bank Polska Kasa Opieki SA	60,624	3,458,495
Benefit Systems SA*	678	661,933
Budimex SA	5,263	933,673
CCC SA*	18,910	629,071
CD Projekt SA	26,705	1,790,138
Dino Polska SA*(a)	179,525	2,064,797
Grupa Kety SA(b)	3,395	862,631
KRUK SA	3,791	520,377
LPP SA	462	2,674,182
mBank SA*(b)	5,251	1,550,383
Pepco Group NV	50,899	424,725
Santander Bank Polska SA	13,223	2,005,959
XTB SA(a)(b)	17,875	357,082
Total Poland		22,916,532
Romania — 0.1%
NEPI Rockcastle NV*	187,316	1,648,765
Russia — 0.0%
Evraz PLC*^	757,034	0
HeadHunter Group PLC, ADR*^	35,535	0
LUKOIL PJSC*^	383,480	0
LUKOIL PJSC, ADR*^	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	101,979	0
Mobile TeleSystems PJSC, ADR*^	777,676	0
Novatek PJSC*^	1,138,580	0
Novolipetsk Steel PJSC*^	948,540	0
Ozon Holdings PLC, ADR*^	43,104	0
PhosAgro PJSC*^	43,175	0
PhosAgro PJSC, GDR*^(c)	835	0
Polyus PJSC*^	375,930	0
Severstal PAO, GDR*^(c)	123,722	0
Sistema AFK PAO*^	4,256,200	0
Surgutneftegas PAO*^	7,201,040	0
VK IPJSC, GDR*^	167,707	0
X5 Retail Group NV, GDR*^(c)	166,238	0
Total Russia		0
Saudi Arabia — 3.1%
Advanced Petrochemical Co.*(b)	74,200	576,461
Al Rajhi Bank	923,252	23,999,432
Al Rajhi Co. for Co.-operative Insurance*(b)	20,841	432,289
Aldrees Petroleum & Transport Services Co.	25,785	879,253
Alinma Bank	568,360	3,694,310
Arabian Centres Co.(a)(b)	126,413	636,312
Astra Industrial Group(b)	19,778	747,185
Bank AlBilad	335,881	2,222,610
Bank Al-Jazira*	353,129	1,049,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
Bupa Arabia for Cooperative Insurance Co.(b)	12,608	$466,901
Dallah Healthcare Co.	16,193	541,810
Dar Al Arkan Real Estate Development Co.*(b)	277,813	1,180,639
Dr. Sulaiman Al Habib Medical Services Group Co.(b)	50,399	3,453,275
Electrical Industries Co.	242,769	724,915
Etihad Etisalat Co.	197,753	3,479,710
Jabal Omar Development Co.*	262,932	1,036,082
Jamjoom Pharmaceuticals Factory Co.	12,805	485,803
Jarir Marketing Co.	230,875	786,654
Makkah Construction & Development Co.(b)	47,461	1,006,591
Mobile Telecommunications Co. Saudi Arabia(b)	156,613	435,500
Mouwasat Medical Services Co.	38,478	683,736
Nahdi Medical Co.(b)	12,704	321,766
National Medical Care Co.(b)	11,769	447,754
Rasan Information Technology Co.*(b)	23,780	734,804
Riyadh Cables Group Co.	27,467	955,648
Saudi Awwal Bank	162,670	1,404,302
Saudi Research & Media Group*(b)	19,383	643,378
Saudia Dairy & Foodstuff Co.(b)	6,316	415,925
Seera Group Holding*	78,780	562,894
Taiba Investments Co.(b)	62,342	533,534
Umm Al Qura for Development & Construction Co.*(b)	227,718	1,043,637
Total Saudi Arabia		55,582,856
South Africa — 4.1%
Absa Group Ltd.	235,576	3,402,986
Advtech Ltd.	251,293	564,613
African Rainbow Minerals Ltd.	71,460	857,779
AVI Ltd.	54,777	348,761
Bid Corp. Ltd.	103,167	2,626,618
Capitec Bank Holdings Ltd.	25,140	6,305,179
Discovery Ltd.	176,837	2,428,761
DRDGOLD Ltd.	181,704	574,171
Exxaro Resources Ltd.	64,889	700,974
FirstRand Ltd.	1,463,796	8,016,867
Harmony Gold Mining Co. Ltd.	174,891	3,557,771
Impala Platinum Holdings Ltd.	265,690	4,201,013
Investec Ltd.	109,008	803,778
Kumba Iron Ore Ltd.	53,001	1,122,905
Momentum Group Ltd.	560,134	1,292,669
Mr. Price Group Ltd.	82,283	868,912
MTN Group Ltd.	538,270	5,506,142
Nedbank Group Ltd.	128,100	2,058,413
Old Mutual Ltd.	1,162,590	1,045,419
Pepkor Holdings Ltd.(a)	1,048,601	1,673,838
PSG Financial Services Ltd.	11,596	19,070
Remgro Ltd.	121,681	1,333,644
Sanlam Ltd.	440,320	2,617,207
Shoprite Holdings Ltd.	131,943	2,151,778
Standard Bank Group Ltd.	370,503	6,493,305
Tiger Brands Ltd.	37,457	827,761
Truworths International Ltd.	423,192	1,453,972
Valterra Platinum Ltd.	86,767	7,381,007
Vodacom Group Ltd.	162,045	1,381,930
We Buy Cars Holdings Ltd.	281,988	813,970
Woolworths Holdings Ltd.	283,385	957,728
Total South Africa		73,388,941
South Korea — 13.9%
ABLBio, Inc.*	8,355	1,159,974
Alteogen, Inc.*	8,447	2,635,748
Amorepacific Corp.	4,765	395,278
APR Corp.*	4,449	713,421
Celltrion, Inc.*	30,539	3,837,117
CJ CheilJedang Corp.	1,168	168,647
CJ Corp.	4,526	540,399
Coway Co. Ltd.*	13,369	806,474
DB Insurance Co. Ltd.	10,824	985,059
Doosan Bobcat, Inc.*	16,743	670,627
Doosan Co. Ltd.	1,286	697,210
Doosan Enerbility Co. Ltd.*	90,857	4,749,250
Ecopro BM Co. Ltd.*	10,955	1,114,854
GS Holdings Corp.	22,561	881,736
Hana Financial Group, Inc.	56,576	3,695,673
Hanjin Kal Corp.*	8,103	697,492
Hankook Tire & Technology Co. Ltd.	23,048	932,768
Hanmi Pharm Co. Ltd.*	2,183	684,958
Hanmi Semiconductor Co. Ltd.	8,861	783,653
Hanwha Aerospace Co. Ltd.*	6,309	4,121,182
Hanwha Corp.*	7,373	417,644
Hanwha Solutions Corp.*	23,812	442,999
Hanwha Systems Co. Ltd.*	14,381	543,075
HD Hyundai Co. Ltd.	9,812	1,283,928
HD Hyundai Electric Co. Ltd.	3,930	2,111,569
HD Hyundai Heavy Industries Co. Ltd.	5,942	2,099,530
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,460	2,672,743
HLB, Inc.*	23,197	818,026
Hotel Shilla Co. Ltd.*	32,856	1,017,235
HYBE Co. Ltd.*	5,339	1,223,054
Hyosung Heavy Industries Corp.*	945	1,168,335
Hyundai Engineering & Construction Co. Ltd.	14,335	697,569
Hyundai Glovis Co. Ltd.	10,423	1,306,719
Hyundai Mobis Co. Ltd.	10,694	2,768,985
Hyundai Motor Co.	25,214	5,189,650
Hyundai Rotem Co. Ltd.	13,335	1,739,368
Hyundai Steel Co.	16,214	349,481
IsuPetasys Co. Ltd.	9,967	824,731
Kakao Corp.	61,754	2,576,388
KakaoBank Corp.	73,176	1,097,221
KB Financial Group, Inc.	70,080	6,066,416
Kia Corp.	42,140	3,562,981
KIWOOM Securities Co. Ltd.	2,532	508,843
Korea Investment Holdings Co. Ltd.	10,894	1,222,838
Korea Zinc Co. Ltd.	2,156	1,969,592
Korean Air Lines Co. Ltd.*	40,342	631,503
Krafton, Inc.*	6,619	1,130,314
KT&G Corp.	21,627	2,133,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
Kumho Petrochemical Co. Ltd.*	8,406	$704,317
L&F Co. Ltd.*	5,945	392,880
LG Chem Ltd.	7,877	1,820,861
LG CNS Co. Ltd.	9,743	415,272
LG Corp.	15,442	865,065
LG Display Co. Ltd.*	68,365	560,474
LG Electronics, Inc.	19,062	1,216,062
LG Energy Solution Ltd.*	6,934	1,773,752
LG H&H Co. Ltd.	2,048	367,504
LG Innotek Co. Ltd.	3,707	697,370
LIG Nex1 Co. Ltd.*	2,655	775,922
LigaChem Biosciences, Inc.*	5,177	624,237
LS Corp.	5,374	745,731
LS Electric Co. Ltd.*	3,422	1,092,722
Meritz Financial Group, Inc.	18,171	1,426,636
Mirae Asset Securities Co. Ltd.	34,732	562,974
NAVER Corp.	29,727	5,004,198
NCSoft Corp.	3,920	548,318
NH Investment & Securities Co. Ltd.	94,522	1,384,481
Peptron, Inc.	3,941	694,883
PharmaResearch Co. Ltd.	1,288	360,323
POSCO Future M Co. Ltd.*	7,055	915,820
POSCO Holdings, Inc.	14,847	3,143,476
Posco International Corp.	16,860	580,512
Rainbow Robotics*	1,925	628,727
Sam Chun Dang Pharm Co. Ltd.	3,132	505,494
Samsung Biologics Co. Ltd.*(a)	2,722	3,202,798
Samsung C&T Corp.*	15,759	2,620,027
Samsung E&A Co. Ltd.*	30,262	505,224
Samsung Electro-Mechanics Co. Ltd.*	10,984	1,944,341
Samsung Electronics Co. Ltd.	822,266	68,438,925
Samsung Episholdings Co. Ltd.*	1,478	762,316
Samsung Fire & Marine Insurance Co. Ltd.	7,530	2,597,904
Samsung Heavy Industries Co. Ltd.*	161,930	2,709,044
Samsung Life Insurance Co. Ltd.	20,595	2,253,148
Samsung SDI Co. Ltd.*	7,811	1,461,292
Samsung SDS Co. Ltd.*	5,797	690,143
Samyang Foods Co. Ltd.	924	789,590
Shinhan Financial Group Co. Ltd.	94,259	5,031,771
SK Biopharmaceuticals Co. Ltd.*	7,936	686,422
SK hynix, Inc.	87,568	39,572,919
SK Innovation Co. Ltd.	10,028	704,476
SK Square Co. Ltd.*	15,226	3,889,603
SK Telecom Co. Ltd.	9,229	342,752
SK, Inc.	6,725	1,197,433
SKC Co. Ltd.*	2,697	195,458
S-Oil Corp.*	16,979	978,277
Woori Financial Group, Inc.	148,578	2,887,914
Yuhan Corp.*	12,390	966,739
Total South Korea		250,082,134
Taiwan — 20.5%
Accton Technology Corp.	97,000	3,658,280
Acer, Inc.(b)	678,000	569,666
Advantech Co. Ltd.	136,072	1,247,235
Alchip Technologies Ltd.	16,000	1,787,368
ASE Technology Holding Co. Ltd.	678,062	5,405,851
Asia Vital Components Co. Ltd.	57,000	2,739,294
Asustek Computer, Inc.(b)	174,000	3,034,707
AUO Corp.*(b)	2,010,200	783,722
Bizlink Holding, Inc.(b)	38,494	1,862,188
Caliway Biopharmaceuticals Co. Ltd.*	228,000	1,124,743
Capital Securities Corp.	1,092,000	832,367
Cathay Financial Holding Co. Ltd.	1,949,425	4,702,867
Chailease Holding Co. Ltd.(b)	291,000	977,085
Cheng Shin Rubber Industry Co. Ltd.(b)	456,000	428,128
Chroma ATE, Inc.	95,000	2,343,215
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	134,000	637,577
Compal Electronics, Inc.(b)	956,000	924,950
Compeq Manufacturing Co. Ltd.	225,000	666,683
CTBC Financial Holding Co. Ltd.	3,975,672	6,351,864
Delta Electronics, Inc.	284,500	8,719,578
E.Sun Financial Holding Co. Ltd.	3,024,105	3,248,311
Eclat Textile Co. Ltd.	80,000	978,979
Elite Material Co. Ltd.	63,000	3,298,324
Eva Airways Corp.(b)	680,000	791,012
Evergreen Marine Corp. Taiwan Ltd.(b)	182,000	1,100,555
Far Eastern International Bank	998,366	408,300
Far Eastern New Century Corp.	984,080	870,687
Far EasTone Telecommunications Co. Ltd.	432,000	1,214,035
Feng TAY Enterprise Co. Ltd.	101,320	375,671
First Financial Holding Co. Ltd.	1,677,755	1,569,867
Formosa Chemicals & Fibre Corp.(b)	882,000	901,074
Fortune Electric Co. Ltd.	50,370	1,226,367
Fubon Financial Holding Co. Ltd.	1,925,978	5,890,628
Giant Manufacturing Co. Ltd.	853	2,514
Gigabyte Technology Co. Ltd.(b)	132,000	1,048,169
Global Unichip Corp.	16,000	1,082,096
Gold Circuit Electronics Ltd.	69,000	1,508,665
Great Wall Enterprise Co. Ltd.	797,592	1,292,068
Highwealth Construction Corp.(b)	453,800	580,601
Hiwin Technologies Corp.	99,752	615,900
Hon Hai Precision Industry Co. Ltd.	2,068,068	15,171,295
Hotai Motor Co. Ltd.	93,880	1,643,322
Innolux Corp.(b)	1,639,726	889,780
Inventec Corp.(b)	678,000	925,708
Jentech Precision Industrial Co. Ltd.	17,000	1,485,177
KGI Financial Holding Co. Ltd.	3,346,180	1,837,068
King Slide Works Co. Ltd.(b)	16,000	1,909,581
King Yuan Electronics Co. Ltd.	224,000	1,764,453
L&K Engineering Co. Ltd.	40,000	702,726
Largan Precision Co. Ltd.(b)	15,000	1,191,101
Lien Hwa Industrial Holdings Corp.	322,016	487,321
Lite-On Technology Corp., ADR	397,000	2,065,833
Lotes Co. Ltd.	27,271	1,123,978
Makalot Industrial Co. Ltd.(b)	67,460	619,411
MediaTek, Inc.	252,000	11,468,945
Micro-Star International Co. Ltd.	225,000	688,165
Mitac Holdings Corp.(b)	175,000	481,215
Nan Ya Plastics Corp.(b)	1,070,000	2,050,063
Nanya Technology Corp.*	194,000	1,191,642
Nien Made Enterprise Co. Ltd.	56,000	643,402
Novatek Microelectronics Corp.(b)	147,000	1,749,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
Pegatron Corp.	310,000	$676,819
PharmaEssentia Corp.(b)	81,533	1,219,602
Pou Chen Corp.	723,000	693,765
Powerchip Semiconductor Manufacturing Corp.*	545,000	686,009
Powertech Technology, Inc.	118,000	649,703
President Chain Store Corp.	114,000	803,647
Qisda Corp.	14,560	10,890
Quanta Computer, Inc.(b)	514,000	4,449,579
Realtek Semiconductor Corp.(b)	126,000	1,960,949
Ruentex Development Co. Ltd.	300	285
Shanghai Commercial & Savings Bank Ltd.	873,159	1,128,252
Shihlin Electric & Engineering Corp.(b)	96,000	519,406
SinoPac Financial Holdings Co. Ltd.(b)	3,933,249	3,580,176
Synnex Technology International Corp.	329,000	606,264
TA Chen Stainless Pipe	402,711	456,279
Taiwan Mobile Co. Ltd.	298,000	1,029,042
Taiwan Semiconductor Manufacturing Co. Ltd.	3,905,000	192,636,973
Tatung Co. Ltd.	380,350	381,918
TCC Group Holdings Co. Ltd.	904,000	667,488
Teco Electric & Machinery Co. Ltd.(b)	175,000	467,847
Tripod Technology Corp.	122,000	1,232,794
TS Financial Holding Co. Ltd.	4,936,117	3,204,812
Unimicron Technology Corp.	244,000	1,708,439
Uni-President Enterprises Corp.	992,160	2,434,574
United Integrated Services Co. Ltd.	45,000	1,359,145
United Microelectronics Corp.	2,259,000	3,540,865
Walsin Lihwa Corp.(b)	795,415	805,022
Wan Hai Lines Ltd.	250,000	626,979
Winbond Electronics Corp.*	529,904	1,393,042
WinWay Technology Co. Ltd.	6,000	542,321
Wistron Corp.(b)	518,000	2,481,151
Wiwynn Corp.	22,000	3,140,307
WPG Holdings Ltd.	411,000	761,293
WT Microelectronics Co. Ltd.(b)	146,000	636,591
Yageo Corp.	347,112	2,551,929
Yuanta Financial Holding Co. Ltd.	2,764,751	3,458,084
Zhen Ding Technology Holding Ltd.	147,000	664,343
Total Taiwan		370,057,710
Thailand — 1.2%
Advanced Info Service PCL, NVDR	349,600	3,473,252
Bumrungrad Hospital PCL, NVDR	159,000	794,874
Central Pattana PCL, NVDR	755,200	1,324,386
Central Retail Corp. PCL, NVDR	702,883	401,584
CP ALL PCL, NVDR	862,300	1,190,606
Delta Electronics Thailand PCL, NVDR	1,011,600	5,554,890
Gulf Development PCL, NVDR*	1,973,995	2,615,911
Indorama Ventures PCL, NVDR(b)	707,700	361,656
Kasikornbank PCL, NVDR	278,700	1,720,589
Minor International PCL, NVDR(b)	869,700	670,805
Tisco Financial Group PCL, NVDR	513,900	1,802,442
True Corp. PCL, NVDR	4,602,493	1,592,356
Total Thailand		21,503,351
Turkey — 0.6%
Akbank TAS	816,445	1,326,410
BIM Birlesik Magazalar AS	112,616	1,406,258
Destek Finans Faktoring AS*(b)	43,480	561,666
Ford Otomotiv Sanayi AS(b)	273,589	589,983
Haci Omer Sabanci Holding AS(b)	414,902	813,600
KOC Holding AS(b)	338,278	1,329,050
Turkcell Iletisim Hizmetleri AS	401,127	869,214
Turkiye Garanti Bankasi AS(b)	222,487	743,108
Turkiye Is Bankasi AS, Class C(b)	2,307,307	756,679
Turkiye Petrol Rafinerileri AS	267,307	1,147,272
Yapi ve Kredi Bankasi AS*	804,403	678,137
Total Turkey		10,221,377
United States — 0.2%
BeOne Medicines Ltd., Class H*	158,600	3,653,495
Legend Biotech Corp., ADR*	5,524	120,092
Total United States		3,773,587
TOTAL COMMON STOCKS

(Cost: $1,213,974,070)		1,811,090,393
PREFERRED STOCKS — 0.0%
Brazil — 0.0%
Localiza Rent a Car SA*	9,017	68,288
India — 0.0%
TVS Motor Co. Ltd., 6.00%^	279,748	31,125
TOTAL PREFERRED STOCKS

(Cost: $71,219)		99,413
RIGHTS — 0.0%
China — 0.0%
Kangmei Pharmaceutical Co. Ltd.*^	13,832	0
India — 0.0%
Adani Enterprises Ltd.*^	6,271	29,025
Taiwan — 0.0%
Unimicron Technology Corp.^	6,653	22,021
TOTAL RIGHTS

(Cost: $0)		51,046
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d)

(Cost: $592,680)	592,680	592,680
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.2%
United States — 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)	12,273,960	12,273,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.44%(d)(e)	26,800,000	$26,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

(Cost: $39,073,960)		39,073,960
TOTAL INVESTMENTS IN SECURITIES — 102.8% (Cost: $1,253,711,929)		1,850,907,492
Other Liabilities less Assets — (2.8)%		(51,174,813)
NET ASSETS — 100.0%		$1,799,732,679

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $159,767, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $64,839,302 and the total market value of the collateral held by the Fund was $68,323,194. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $29,249,234.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2025.
(e)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$97,600,000	$70,800,000	$—	$—	$26,800,000	$433,211

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$347,030,350	$–	$77,596	*	$347,107,946
Russia	–	–	0	*	0
Other	1,463,982,447	–	–		1,463,982,447
Preferred Stocks	68,288	–	31,125	*	99,413
Rights	–	–	51,046	*	51,046
Mutual Fund	–	592,680	–		592,680
Investment of Cash Collateral for Securities Loaned	–	39,073,960	–		39,073,960
Total Investments in Securities	$1,811,081,085	$39,666,640	$159,767		$1,850,907,492

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets High Dividend Fund (DEM)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.5%
Brazil — 6.5%
Ambev SA	11,822,276	$29,902,230
Axia Energia	2,158,923	19,939,430
Banco Bradesco SA	190,879	543,403
Banco Santander Brasil SA	141,477	879,366
BB Seguridade Participacoes SA	129,343	853,278
Cia de Saneamento de Minas Gerais Copasa MG	820,552	6,576,695
Cia de Sanena do Parana	1,000,096	7,333,155
Cia Paranaense de Energia - Copel	2,621,962	6,258,545
CPFL Energia SA	1,024,661	9,964,722
Cury Construtora & Incorporadora SA	783,430	4,607,865
Energisa SA	848,520	7,302,562
Engie Brasil Energia SA	737,691	4,223,069
Ez Tec Empreendimentos & Participacoes SA	1,235,998	3,096,903
Fleury SA	1,385,126	3,791,576
Grendene SA	2,084,738	1,750,043
Hypera SA	772,356	3,320,719
Irani Papel & Embalagem SA	1,374,509	2,177,241
JHSF Participacoes SA	3,232,128	4,677,362
JSL SA	1,361,125	1,507,738
Klabin SA	2,449,324	8,385,294
Localiza Rent a Car SA	1,514,760	12,043,997
Lojas Renner SA	3,208,558	7,875,379
MBRF Global Foods Co. SA	4,452,255	16,233,597
Mills Locacao Servicos & Logistica SA	1,130,921	2,889,346
Odontoprev SA	2,007,207	4,102,508
Pet Center Comercio e Participacoes SA*	3,953,517	3,131,213
Rumo SA	2,436,513	6,562,878
Tegma Gestao Logistica SA	512,030	3,456,360
TIM SA	2,382,379	9,277,790
Transmissora Alianca de Energia Eletrica SA	1,234,411	9,486,025
Vibra Energia SA	2,025,013	9,360,569
Vulcabras SA	940,895	3,442,665
Total Brazil		214,953,523
Chile — 0.8%
Aguas Andinas SA, Class A	12,706,737	5,200,661
Banco de Chile	5,596,029	1,080,009
Banco Santander Chile	6,809,647	537,022
Cencosud Shopping SA	1,929,370	4,986,199
Colbun SA	32,366,228	5,170,268
Empresa Nacional de Telecomunicaciones SA	691,606	3,606,178
Inversiones Aguas Metropolitanas SA	1,146,551	1,302,496
Quinenco SA	1,094,703	5,318,247
Total Chile		27,201,080
China — 24.8%
Agricultural Bank of China Ltd., Class H	23,640,000	17,554,982
Anhui Construction Engineering Group Co. Ltd., Class A	241,700	162,404
Anhui Expressway Co. Ltd., Class H	2,536,000	4,261,692
Bank of Chengdu Co. Ltd., Class A	314,500	726,329
Bank of Chongqing Co. Ltd., Class H	486,500	490,657
Bank of Jiangsu Co. Ltd., Class A	9,046,970	13,479,823
Bank of Shanghai Co. Ltd., Class A	1,958,002	2,833,232
Beijing Caishikou Department Store Co. Ltd., Class A	77,700	182,229
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	341,500	146,778
Beijing GeoEnviron Engineering & Technology, Inc., Class A	212,400	234,920
Beijing Haohua Energy Resource Co. Ltd., Class A	212,200	217,674
Beijing Jingneng Clean Energy Co. Ltd., Class H	10,404,000	3,034,249
Beijing Strong Biotechnologies, Inc., Class A	83,500	156,354
Bestsun Energy Co. Ltd., Class A	224,800	139,132
Binjiang Service Group Co. Ltd.	802,500	2,449,721
Bros Eastern Co. Ltd., Class A	355,500	294,894
Chacha Food Co. Ltd., Class A	74,400	230,450
Changchun Faway Automobile Components Co. Ltd., Class A	110,200	157,881
Cheerwin Group Ltd.(a)	5,743,500	1,616,017
China CITIC Bank Corp. Ltd., Class H	2,775,000	2,474,273
China Coal Energy Co. Ltd., Class H	4,997,000	6,387,891
China Communications Services Corp. Ltd., Class H	7,212,000	4,151,058
China Construction Bank Corp., Class H	143,289,054	141,567,781
China Everbright Bank Co. Ltd., Class H	4,585,000	2,144,202
China Everbright Bank Co. Ltd., Class A	1,111,400	555,704
China Hongqiao Group Ltd.	7,240,500	30,344,332
China Lesso Group Holdings Ltd., Class L	5,021,000	2,993,183
China Merchants Bank Co. Ltd., Class H	2,336,000	15,846,444
China Minsheng Banking Corp. Ltd., Class H	853,000	430,692
China Railway Signal & Communication Corp. Ltd., Class H(a)	6,836,000	2,924,633
China Shenhua Energy Co. Ltd., Class H	6,252,000	31,165,620
China Shenhua Energy Co. Ltd., Class A	3,452,500	20,032,558
China Suntien Green Energy Corp. Ltd., Class H	6,669,000	3,375,841
China Zheshang Bank Co. Ltd., Class A	3,323,700	1,447,582
CIMC Vehicles Group Co. Ltd., Class A	118,300	155,079
CITIC Ltd.	13,593,000	21,061,422
Citic Pacific Special Steel Group Co. Ltd., Class A	344,600	808,187
Country Garden Services Holdings Co. Ltd.	5,726,000	4,436,022
Dashang Co. Ltd., Class A	63,400	162,861
Datang International Power Generation Co. Ltd., Class H	13,264,000	3,766,100
DeHua TB New Decoration Materials Co. Ltd., Class A	99,900	206,242
Dong-E-E-Jiao Co. Ltd., Class A	207,100	1,456,238
Dynagreen Environmental Protection Group Co. Ltd., Class H	3,913,000	2,609,169
EEKA Fashion Holdings Ltd.*	2,484,000	2,415,864
ENN Energy Holdings Ltd.	1,215,900	10,810,083
ENN Natural Gas Co. Ltd., Class A	390,400	1,161,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
December 31, 2025

Investments	Shares	Value
Ever Sunshine Services Group Ltd.	11,756,000	$2,582,740
Fufeng Group Ltd.	4,414,000	4,468,725
Guangdong Lingxiao Pump Industry Co. Ltd., Class A	65,500	166,003
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,528,000	3,478,661
H World Group Ltd.	2,809,000	13,316,901
Haidilao International Holding Ltd.(a)(b)	4,518,000	8,271,536
Hangzhou Huawang New Material Technology Co. Ltd., Class A	245,600	300,493
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	137,100	564,707
Henan Shuanghui Investment & Development Co. Ltd., Class A	719,500	2,728,553
Hengan International Group Co. Ltd.	1,838,500	6,590,114
Hisense Home Appliances Group Co. Ltd., Class H(b)	1,280,000	3,811,961
Huadian Power International Corp. Ltd., Class H	6,700,000	3,503,437
Huali Industrial Group Co. Ltd., Class A	13,800	99,270
Huaneng Power International, Inc., Class H	9,230,000	6,794,874
Industrial & Commercial Bank of China Ltd., Class H	110,214,823	89,066,774
Industrial Bank Co. Ltd., Class A	17,917,400	54,060,623
Inner Mongolia ERDOS Resources Co. Ltd., Class A	223,600	395,948
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	424,500	272,460
Jiangsu Expressway Co. Ltd., Class H	4,045,727	5,192,627
Jiangzhong Pharmaceutical Co. Ltd., Class A	139,000	461,412
Jinan Acetate Chemical Co. Ltd.(b)	2,474,000	4,086,523
Jingjin Equipment, Inc., Class A	74,900	181,028
Jinneng Science&Technology Co. Ltd., Class A	161,700	141,546
JNBY Design Ltd.	1,725,500	4,307,376
Kinetic Development Group Ltd.(b)	17,142,000	2,951,151
Launch Tech Co. Ltd., Class H	2,142,000	2,372,203
Luolai Lifestyle Technology Co. Ltd., Class A	274,300	403,593
Luyang Energy-Saving Materials Co. Ltd.	90,900	136,351
Midea Real Estate Holding Ltd.*(a)	4,095,000	2,157,063
NetDragon Websoft Holdings Ltd.	1,783,000	2,393,827
New China Life Insurance Co. Ltd., Class H	178,300	1,245,019
Onewo, Inc., Class H	973,700	2,303,054
Opple Lighting Co. Ltd., Class A	64,900	169,969
PetroChina Co. Ltd., Class A	16,168,600	24,114,088
Ping An Insurance Group Co. of China Ltd., Class H	7,465,500	62,488,254
Postal Savings Bank of China Co. Ltd., Class H(a)	2,511,000	1,716,261
Qianhe Condiment & Food Co. Ltd., Class A	177,060	249,357
Qingdao Port International Co. Ltd., Class H(a)	3,648,000	3,262,039
Shaanxi Coal Industry Co. Ltd., Class A	5,081,700	15,521,865
Shandong WIT Dyne Health Co. Ltd., Class A	52,100	246,618
Shanghai Rural Commercial Bank Co. Ltd., Class A	922,500	1,227,806
Shanghai Zhonggu Logistics Co. Ltd., Class A	103,500	148,875
Shenzhou International Group Holdings Ltd.	1,204,000	9,466,795
Sichuan Expressway Co. Ltd., Class A	318,700	277,609
Sichuan Expressway Co. Ltd., Class H	4,294,000	2,885,286
Sichuan Road & Bridge Group Co. Ltd., Class A	396,200	564,788
Sinoma International Engineering Co., Class A	216,900	322,866
Sinopec Engineering Group Co. Ltd., Class H	5,052,000	4,971,840
Sinotrans Ltd., Class H	6,615,000	4,121,892
Sunshine Insurance Group Co. Ltd., Class H	322,500	160,763
Tian Di Science & Technology Co. Ltd., Class A	226,800	189,435
Tian Lun Gas Holdings Ltd.	2,748,000	1,218,038
Tingyi Cayman Islands Holding Corp.	5,366,000	8,128,109
Tsingtao Brewery Co. Ltd., Class H	1,176,000	7,361,048
Uni-President China Holdings Ltd.	4,713,000	4,922,810
Weichai Power Co. Ltd., Class H	4,201,000	10,173,938
Weilong Delicious Global Holdings Ltd.	2,130,000	3,078,628
Xiamen C & D, Inc., Class A	920,300	1,219,604
Xinyi Energy Holdings Ltd.(b)	15,222,000	2,151,243
Xtep International Holdings Ltd.	5,048,000	3,443,808
Yihai International Holding Ltd.(b)	2,474,000	4,004,934
Yunnan Yuntianhua Co. Ltd., Class A	1,924,200	9,210,313
Yutong Bus Co. Ltd., Class A	2,004,200	9,389,371
ZBOM Home Collection Co. Ltd., Class A	226,700	297,180
ZCZL Industrial Technology Group Co. Ltd., Class H	1,243,400	3,274,838
Zhejiang Expressway Co. Ltd., Class H	4,859,400	4,476,379
Zhejiang Hangmin Co. Ltd., Class A	276,100	272,542
Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	63,700	140,725
Zhejiang Semir Garment Co. Ltd., Class A	196,700	152,739
Zhejiang Weixing New Building Materials Co. Ltd., Class A	270,800	404,651
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,689,200	2,616,285
Zhongsheng Group Holdings Ltd.	2,160,500	3,225,414
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(b)	5,436,200	5,412,803
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	5,506,800	6,808,599
Total China		815,556,578
Czech Republic — 0.1%
Komercni Banka AS	19,421	1,096,477
Moneta Money Bank AS(a)	85,452	802,973
Total Czech Republic		1,899,450
Hungary — 0.9%
Magyar Telekom Telecommunications PLC	1,376,314	7,544,434
MOL Hungarian Oil & Gas PLC	1,471,073	13,229,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
December 31, 2025

Investments	Shares	Value
Richter Gedeon Nyrt(b)	262,504	$7,921,440
Total Hungary		28,695,656
India — 5.4%
Allcargo Logistics Ltd.*	6,817,024	769,082
ALLCARGO WORLD*^	6,817,024	1,628,421
Castrol India Ltd.	1,566,684	3,356,331
Coal India Ltd.	3,449,942	15,315,265
GAIL India Ltd.	4,261,717	8,163,130
Gujarat Pipavav Port Ltd.	1,539,230	3,117,355
Hindustan Zinc Ltd.	1,119,648	7,629,428
Mindspace Business Parks REIT(a)	623,315	3,294,063
MSTC Ltd.	359,146	2,089,438
National Aluminium Co. Ltd.	2,678,660	9,367,028
NMDC Ltd.	6,909,039	6,393,287
Oil & Natural Gas Corp. Ltd.	6,806,861	18,204,764
Tata Consultancy Services Ltd.	1,266,651	45,184,285
Vedanta Ltd.	5,747,297	38,648,081
Wipro Ltd.	4,616,890	13,524,064
Total India		176,684,022
Indonesia — 4.1%
Aneka Tambang Tbk. PT	29,112,100	5,499,437
Aspirasi Hidup Indonesia Tbk. PT	131,297,100	3,228,295
Avia Avian Tbk. PT	127,727,900	3,868,221
Bank CIMB Niaga Tbk. PT	10,478,600	1,124,839
Bank Mandiri Persero Tbk. PT	53,202,000	16,271,676
Bank Negara Indonesia Persero Tbk. PT	3,494,100	915,695
Bank Rakyat Indonesia Persero Tbk. PT	116,146,200	25,492,959
Bukit Asam Tbk. PT	12,767,200	1,768,650
Elnusa Tbk. PT	79,868,100	2,385,266
Erajaya Swasembada Tbk. PT	114,716,700	2,806,861
Hanjaya Mandala Sampoerna Tbk. PT	69,543,000	3,023,609
Indo Tambangraya Megah Tbk. PT	1,412,100	1,852,455
Indosat Tbk. PT	35,749,100	4,973,788
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	107,860,500	3,492,934
Japfa Comfeed Indonesia Tbk. PT	28,140,600	4,421,492
Jasa Marga Persero Tbk. PT	14,184,200	2,900,637
Perusahaan Gas Negara Tbk. PT	54,657,100	6,260,573
Sumber Tani Agung Resources Tbk. PT	40,844,300	3,269,993
Surya Citra Media Tbk. PT	116,136,400	2,354,069
Telkom Indonesia Persero Tbk. PT	102,512,500	21,393,913
Triputra Agro Persada PT	28,415,500	2,556,117
Unilever Indonesia Tbk. PT	29,895,500	4,661,367
United Tractors Tbk. PT	5,382,700	9,522,618
Total Indonesia		134,045,464
Malaysia — 3.1%
Alliance Bank Malaysia Bhd.	359,200	447,008
AMMB Holdings Bhd.	717,400	1,149,113
Carlsberg Brewery Malaysia Bhd., Class B	80,100	329,638
CIMB Group Holdings Bhd.	4,714,900	9,585,492
Dayang Enterprise Holdings Bhd.	8,767,300	3,651,241
Gas Malaysia Bhd	2,669,600	2,874,853
Genting Malaysia Bhd.	8,226,500	4,135,549
Heineken Malaysia Bhd.	574,700	3,251,629
Hong Leong Bank Bhd.	73,400	400,462
Malayan Banking Bhd.	7,915,083	20,441,121
Matrix Concepts Holdings Bhd.	8,423,750	2,698,589
Maxis Bhd.	6,601,000	6,165,054
MISC Bhd.	3,177,700	6,107,950
Petronas Dagangan Bhd.	1,064,000	5,233,475
Petronas Gas Bhd.	1,709,000	7,639,542
Public Bank Bhd.	6,538,800	7,315,464
RHB Bank Bhd.	377,745	717,697
Sime Darby Bhd.	10,531,100	5,579,563
TIME dotCom Bhd.	4,397,300	6,057,394
Velesto Energy Bhd.	49,082,200	3,326,172
Westports Holdings Bhd.	4,308,200	6,019,589
Total Malaysia		103,126,595
Mexico — 6.1%
Arca Continental SAB de CV	817,473	8,860,599
Banco del Bajio SA(a)	177,100	447,983
Bolsa Mexicana de Valores SAB de CV	81,200	167,192
Coca-Cola Femsa SAB de CV	1,019,100	9,696,456
FIBRA Macquarie Mexico(a)	2,941,641	5,551,316
Fomento Economico Mexicano SAB de CV	4,254,900	43,037,688
Grupo Aeroportuario del Centro Norte SAB de CV	767,551	10,396,379
Grupo Aeroportuario del Pacifico SAB de CV, Class B	792,087	20,840,662
Grupo Aeroportuario del Sureste SAB de CV, Class B	878,251	28,291,410
Grupo Financiero Banorte SAB de CV, Class O	6,177,259	57,355,967
Kimberly-Clark de Mexico SAB de CV, Class A	4,249,236	9,075,373
Megacable Holdings SAB de CV, Series CPO	2,016,051	5,799,391
Qualitas Controladora SAB de CV	30,700	318,705
Total Mexico		199,839,121
Philippines — 0.7%
Aboitiz Power Corp.	7,184,500	5,373,186
DMCI Holdings, Inc.	12,532,900	2,245,303
Manila Electric Co.	826,250	8,061,318
Metropolitan Bank & Trust Co.	132,000	153,690
Monde Nissin Corp.(a)	27,622,200	2,723,134
Robinsons Land Corp.	9,358,000	2,570,438
Universal Robina Corp.	3,266,180	3,736,267
Total Philippines		24,863,336
Poland — 4.8%
Alior Bank SA	5,578	171,365
Bank Polska Kasa Opieki SA	450,235	25,685,135
Budimex SA(b)	30,317	5,378,333
Orange Polska SA	3,143,216	8,908,926
ORLEN SA(b)	1,818,408	48,611,258
Powszechna Kasa Oszczednosci Bank Polski SA	1,926,510	45,633,509
Powszechny Zaklad Ubezpieczen SA	976,404	18,125,613
Santander Bank Polska SA	13,200	2,002,470
Text SA(b)	218,712	2,427,294
Total Poland		156,943,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
December 31, 2025

Investments	Shares	Value
Romania — 0.4%
NEPI Rockcastle NV*	1,610,100	$14,172,184
Russia — 0.0%
Evraz PLC*^	2,288,532	0
GMK Norilskiy Nickel PAO, ADR*^	13	0
GMK Norilskiy Nickel PAO*^	14,851,900	0
Magnit PJSC*^	200,620	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	298,929	0
Mobile TeleSystems PJSC, ADR*^	1,549,581	0
Novolipetsk Steel PJSC*^	5,213,400	0
PhosAgro PJSC*^	95,795	0
PhosAgro PJSC, GDR*^(c)	1,853	0
Polyus PJSC*^	354,780	0
Sberbank of Russia PJSC*^	9,700,476	0
Severstal PAO, GDR*^(c)	775,843	0
Tatneft PJSC, ADR*^	3,217	0
Tatneft PJSC*^	1,371,750	0
Total Russia		0
Saudi Arabia — 6.6%
Abdullah Al Othaim Markets Co.(b)	277,946	454,252
Alaseel Co.(b)	80,000	71,878
Alinma Bank	393,102	2,555,142
Almunajem Foods Co.(b)	182,919	2,436,449
Alujain Corp.(b)	391,621	2,821,158
Arab National Bank	23,451	135,174
Arabian Cement Co.(b)	379,897	2,150,265
Arabian Centres Co.(a)(b)	871,320	4,385,870
Banque Saudi Fransi	201,797	904,934
First Milling Co.(b)	9,305	121,559
Gulf Insurance Group(b)	51,449	293,265
Jarir Marketing Co.	1,382,431	4,710,320
Mobile Telecommunications Co. Saudi Arabia(b)	1,387,445	3,858,124
Modern Mills Co.(b)	396,898	3,028,479
Nahdi Medical Co.(b)	178,967	4,532,864
Qassim Cement Co.(b)	101,527	1,139,567
Riyad Bank	702,871	5,085,827
Riyadh Cement Co.(b)	520,176	3,284,037
SABIC Agri-Nutrients Co.	440,108	12,989,217
Sahara International Petrochemical Co.(b)	1,083,365	4,332,536
Saudi Arabian Oil Co.(a)(b)	10,064,719	63,944,293
Saudi Aramco Base Oil Co.(b)	107,706	2,760,993
Saudi Awwal Bank	112,143	968,111
Saudi Cement Co.(b)	504,067	4,628,364
Saudi Ground Services Co.(b)	303,617	2,938,386
Saudi Investment Bank	537,386	1,881,166
Saudi National Bank	2,772,387	27,998,832
Saudi Telecom Co.	2,605,248	29,853,247
Saudia Dairy & Foodstuff Co.(b)	58,700	3,865,549
Southern Province Cement Co.(b)	410,869	2,443,875
Tabuk Cement Co.(b)	897,475	2,172,623
United Electronics Co.	184,985	4,167,439
Yanbu Cement Co.(b)	992,673	3,818,991
Yanbu National Petrochemical Co.(b)	769,146	5,635,100
Total Saudi Arabia		216,367,886
South Africa — 5.1%
Absa Group Ltd.	444,391	6,419,398
African Rainbow Minerals Ltd.	384,856	4,619,665
AVI Ltd.	1,277,309	8,132,535
Bidvest Group Ltd.	603,406	8,648,334
DataTec Ltd.	932,605	4,449,151
Equites Property Fund Ltd.	4,212,946	4,665,513
FirstRand Ltd.	5,457,923	29,891,763
Growthpoint Properties Ltd.	13,704,930	14,192,915
Investec Ltd.	90,944	670,582
Life Healthcare Group Holdings Ltd.	5,151,692	3,541,205
Momentum Group Ltd.	352,438	813,351
Motus Holdings Ltd.	604,213	4,446,089
Mr. Price Group Ltd.	510,928	5,395,424
Netcare Ltd.	5,343,824	5,105,174
Old Mutual Ltd.	1,019,499	916,749
Omnia Holdings Ltd.	925,355	4,400,602
Raubex Group Ltd.	1,227,657	3,301,412
Redefine Properties Ltd.	24,603,527	8,908,942
Resilient REIT Ltd.	1,147,361	5,539,462
Reunert Ltd.	1,042,036	3,919,112
Sanlam Ltd.	387,141	2,301,117
Standard Bank Group Ltd.	1,338,025	23,449,756
Sun International Ltd.	1,324,626	3,089,728
Super Group Ltd.	3,538,940	4,038,706
Vodacom Group Ltd.	961,711	8,201,532
Total South Africa		169,058,217
South Korea — 3.7%
Binggrae Co. Ltd.	56,328	2,913,079
BNK Financial Group, Inc.	56,569	623,200
Cheil Worldwide, Inc.*	337,724	4,923,261
DB Insurance Co. Ltd.	10,348	941,739
DN Automotive Corp.	165,027	2,795,223
Dongsuh Cos., Inc.	184,213	3,433,494
Echo Marketing, Inc.	250,478	1,860,480
GS Holdings Corp.	149,995	5,862,149
Hana Financial Group, Inc.	165,005	10,778,502
Hana Tour Service, Inc.	93,185	3,153,496
Handsome Co. Ltd.	307,529	3,415,684
Hanil Cement Co. Ltd.	284,002	3,542,755
Hankook & Co. Co. Ltd.	214,057	3,885,732
Hanssem Co. Ltd.*	103,817	3,325,920
HL Holdings Corp.*	60,064	1,870,029
Hyundai Elevator Co. Ltd.	91,808	5,627,466
Industrial Bank of Korea	70,041	1,018,610
Innocean Worldwide, Inc.	86,036	1,102,513
JB Financial Group Co. Ltd.	25,294	450,377
JS Corp.	221,381	1,970,153
K Car Co. Ltd.	213,961	2,380,893
KEPCO Plant Service & Engineering Co. Ltd.*	101,132	3,471,575
KG Dongbusteel	650,151	2,414,569
Korean Reinsurance Co.	54,745	438,553
KT&G Corp.	147,892	14,588,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
December 31, 2025

Investments	Shares	Value
LG Uplus Corp.	591,596	$6,045,117
LX INTERNATIONAL Corp.	155,702	3,512,766
LX Semicon Co. Ltd.	71,653	2,444,723
Partron Co. Ltd.	541,338	2,619,226
Samsung Fire & Marine Insurance Co. Ltd.	7,150	2,466,801
Samsung Securities Co. Ltd.	11,822	618,777
SAMT Co. Ltd.	691,981	1,993,489
SGC Energy Co. Ltd.*	66,761	1,017,253
SK Networks Co. Ltd.	891,360	2,796,812
SK Telecom Co. Ltd.	170,965	6,349,400
TKG Huchems Co. Ltd.*	162,128	2,131,619
Woori Financial Group, Inc.	195,088	3,791,929
Total South Korea		122,575,857
Taiwan — 21.9%
Alltek Technology Corp.(b)	1,291,000	1,300,430
Asustek Computer, Inc.(b)	1,554,000	27,103,070
Capital Futures Corp.	183,000	297,035
Capital Securities Corp.	355,000	270,596
Cathay Consolidated, Inc.(b)	451,000	1,280,349
Cathay Financial Holding Co. Ltd.(b)	7,912,000	19,087,207
Cathay Real Estate Development Co. Ltd.	3,845,000	2,863,513
Chicony Electronics Co. Ltd.	1,834,386	6,830,673
Chicony Power Technology Co. Ltd.(b)	1,044,000	3,053,535
China Steel Chemical Corp.(b)	1,222,000	2,648,532
Chin-Poon Industrial Co. Ltd.(b)	2,637,000	2,576,531
Chong Hong Construction Co. Ltd.	731,000	1,991,490
Chun Yuan Steel Industry Co. Ltd.	5,418,000	3,560,787
Compal Electronics, Inc.(b)	7,422,000	7,180,942
Crowell Development Corp.(b)	2,975,000	2,854,705
CTBC Financial Holding Co. Ltd.	18,710,000	29,892,650
CyberPower Systems, Inc.(b)	478,000	3,217,549
Da-Li Development Co. Ltd.(b)	2,706,468	4,625,558
Darfon Electronics Corp.(b)	788,000	751,121
Delpha Construction Co. Ltd.(b)	3,534,000	3,177,400
Depo Auto Parts Ind Co. Ltd.(b)	866,000	3,844,847
Elan Microelectronics Corp.(b)	821,000	3,096,338
Ennoconn Corp.	419,000	3,820,547
Eva Airways Corp.(b)	6,732,000	7,831,021
Evergreen International Storage & Transport Corp.(b)	1,379,000	2,532,369
Evergreen Marine Corp. Taiwan Ltd.(b)	3,975,000	24,036,855
Everlight Electronics Co. Ltd.(b)	2,094,000	3,678,770
Far Eastern Department Stores Ltd.	3,067,000	2,147,451
Far Eastern New Century Corp.	9,415,000	8,330,135
Feng Hsin Steel Co. Ltd.(b)	1,908,000	3,722,423
Flytech Technology Co. Ltd.(b)	1,016,000	2,968,406
Formosa International Hotels Corp.(b)	575,000	3,458,729
Foxsemicon Integrated Technology, Inc.(b)	347,000	3,064,639
Fu Hua Innovation Co. Ltd.(b)	4,846,000	2,776,149
Fubon Financial Holding Co. Ltd.	6,681,000	20,433,924
Fulgent Sun International Holding Co. Ltd.	902,450	2,929,613
Fusheng Precision Co. Ltd.	578,000	4,700,084
Global Mixed Mode Technology, Inc.(b)	449,000	3,000,907
Great Wall Enterprise Co. Ltd.(b)	2,626,000	4,254,019
Greatek Electronics, Inc.(b)	1,684,000	4,770,007
Highwealth Construction Corp.(b)	4,506,000	5,765,064
Holy Stone Enterprise Co. Ltd.(b)	1,091,200	3,542,350
Hong TAI Electric Industrial	2,643,000	2,893,627
Hua Nan Financial Holdings Co. Ltd.	1,181,000	1,165,195
Huaku Development Co. Ltd.	1,296,660	4,807,718
Huang Hsiang Construction Corp.(b)	2,054,000	2,559,288
Hung Sheng Construction Ltd.(b)	3,810,000	2,522,175
Innolux Corp.(b)	19,945,000	10,822,942
Iron Force Industrial Co. Ltd.(b)	742,000	2,491,399
ITE Technology, Inc.	858,000	3,140,306
ITH Corp.(b)	2,158,000	2,685,438
JPC connectivity, Inc.(b)	582,000	2,574,688
Kindom Development Co. Ltd.(b)	3,376,700	3,627,047
KMC Kuei Meng International, Inc.(b)	857,000	2,473,859
Kung Long Batteries Industrial Co. Ltd.(b)	302,000	1,201,445
L&K Engineering Co. Ltd.	425,000	7,466,463
Lion Travel Service Co. Ltd.	659,000	3,429,178
Makalot Industrial Co. Ltd.	572,000	5,252,049
MediaTek, Inc.	1,850,000	84,196,623
Merry Electronics Co. Ltd.(b)	1,192,000	3,706,446
momo.com, Inc.(b)	499,000	3,295,380
Nan Pao Resins Chemical Co. Ltd., Class L	334,000	3,343,136
Nichidenbo Corp.(b)	1,367,000	4,281,052
Novatek Microelectronics Corp.(b)	1,318,000	15,688,229
O-Bank Co. Ltd.(b)	2,612,000	759,812
Pan German Universal Motors Ltd.(b)	377,000	3,377,588
Powertech Technology, Inc.	1,348,000	7,422,033
President Securities Corp.	293,000	222,870
Primax Electronics Ltd.	1,657,000	4,050,146
Promate Electronic Co. Ltd.(b)	1,981,782	2,813,051
Quanta Computer, Inc.(b)	5,071,000	43,898,474
Realtek Semiconductor Corp.(b)	1,118,000	17,399,532
Rechi Precision Co. Ltd.(b)	3,475,000	2,742,795
Sanyang Motor Co. Ltd.	1,518,000	2,966,382
Sercomm Corp.(b)	1,161,000	2,941,252
Sesoda Corp.(b)	1,360,000	1,391,576
Shanghai Commercial & Savings Bank Ltd.	821,000	1,060,855
Shinkong Insurance Co. Ltd.	130,000	486,148
Sinbon Electronics Co. Ltd.(b)	653,000	4,000,652
Sincere Navigation Corp.(b)	4,266,000	3,536,841
Sinon Corp.	2,755,000	3,836,070
Sitronix Technology Corp.(b)	546,000	3,119,206
Sports Gear Co. Ltd.(b)	772,000	2,592,129
Standard Foods Corp.(b)	2,819,000	2,709,499
Stark Technology, Inc.	799,000	3,839,818
Synnex Technology International Corp.	3,642,000	6,711,281
Systex Corp.(b)	918,000	3,447,558
Taisun Enterprise Co. Ltd.	3,942,000	2,283,363
Taiwan Cogeneration Corp.(b)	2,466,000	3,206,063
Taiwan Fertilizer Co. Ltd.	1,262,000	1,919,880
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	1,010,000	3,889,499
Taiwan Mobile Co. Ltd.	2,587,000	8,933,324
Taiwan Navigation Co. Ltd.(b)	1,679,000	1,613,781
Taiwan Paiho Ltd.	1,866,000	2,999,093
Taiwan Sakura Corp.(b)	1,197,000	3,188,648
Taiwan Secom Co. Ltd.(b)	562,000	1,931,732
Taiwan Surface Mounting Technology Corp.	1,074,000	3,260,916

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
December 31, 2025

Investments	Shares	Value
Tatung Co. Ltd.	6,618,000	$6,645,276
Tigerair Taiwan Co. Ltd.(b)	1,415,000	2,904,712
Ton Yi Industrial Corp.	5,989,000	3,392,823
Tong Yang Industry Co. Ltd.(b)	1,555,000	4,800,528
Topkey Corp.(b)	443,000	2,277,001
Transcend Information, Inc.	961,000	5,994,685
TS Financial Holding Co. Ltd.	10,208,000	6,627,622
Ttet Union Corp.(b)	696,000	3,200,840
Tung Ho Steel Enterprise Corp.	1,670,000	3,380,341
TXC Corp.(b)	1,345,000	3,441,638
U-Ming Marine Transport Corp.(b)	2,172,000	4,175,261
United Microelectronics Corp.(b)	22,438,000	35,170,398
Universal Cement Corp.(b)	3,284,520	3,136,029
Voltronic Power Technology Corp.	171,000	5,284,480
Wah Lee Industrial Corp.	747,000	2,555,736
Wan Hai Lines Ltd.(b)	2,695,000	6,758,836
Weikeng Industrial Co. Ltd.(b)	3,427,000	3,321,149
WNC Corp. /Taiwan	1,218,000	3,837,686
Wowprime Corp.	554,000	3,826,101
WPG Holdings Ltd.	3,385,000	6,270,015
WT Microelectronics Co. Ltd.(b)	1,708,000	7,447,240
Yuanta Financial Holding Co. Ltd.	3,935,000	4,921,803
YungShin Global Holding Corp.(b)	1,703,000	3,089,416
Zenitron Corp.(b)	2,919,000	3,469,857
Zero One Technology Co. Ltd.(b)	913,000	3,283,493
Zippy Technology Corp.	200,000	322,083
Total Taiwan		720,978,919
Thailand — 4.1%
Advanced Info Service PCL, NVDR	2,141,100	21,271,681
Amata Corp. PCL, NVDR	6,465,400	3,406,622
AP Thailand PCL, NVDR	12,508,900	3,414,586
Bangkok Bank PCL, NVDR	167,600	901,705
Bangkok Life Assurance PCL, NVDR	385,900	246,202
Banpu Power PCL, NVDR(b)	310,000	123,980
Charoen Pokphand Foods PCL, NVDR	10,141,600	7,017,517
Chularat Hospital PCL, NVDR	52,656,500	2,507,054
Electricity Generating PCL, NVDR	1,172,000	4,240,851
Gunkul Engineering PCL, NVDR	42,583,700	2,568,133
Home Product Center PCL, NVDR	18,473,900	3,899,427
Ichitan Group PCL, NVDR(b)	4,991,500	2,123,031
I-TAIL Corp. PCL, NVDR	6,079,500	2,913,838
Karmarts PCL, NVDR	10,064,300	2,859,085
Kasikornbank PCL, NVDR	190,100	1,173,606
KCE Electronics PCL, NVDR	4,422,200	2,554,643
Kiatnakin Phatra Bank PCL, NVDR	84,600	182,600
Krung Thai Bank PCL, NVDR	429,200	384,856
MBK PCL, NVDR	7,126,500	3,958,538
MC Group PCL, NVDR	7,390,800	2,650,882
Mega Lifesciences PCL, NVDR	1,584,500	1,684,836
MK Restaurants Group PCL, NVDR(b)	2,682,200	1,549,470
Precious Shipping PCL, NVDR	11,158,800	2,142,858
Prima Marine PCL, NVDR	5,591,500	1,224,610
PTT PCL, NVDR	20,457,000	20,778,416
Ratch Group PCL, NVDR	3,758,300	3,519,119
Regional Container Lines PCL, NVDR	3,936,900	3,405,191
Sansiri PCL, NVDR	27,395,600	1,165,215
Sappe PCL, NVDR(b)	1,462,800	1,427,745
SCB X PCL, NVDR	363,900	1,605,526
Supalai PCL, NVDR	5,973,800	3,223,444
Thai Life Insurance PCL, NVDR	703,200	222,087
Thai Oil PCL, NVDR	2,771,500	3,166,926
Thai Union Group PCL, NVDR	9,395,200	3,817,126
Thaifoods Group PCL, NVDR	27,573,000	3,903,367
Tipco Asphalt PCL, NVDR	6,860,700	2,983,386
TMBThanachart Bank PCL, NVDR(b)	21,618,200	1,386,090
TOA Paint Thailand PCL, NVDR	6,355,100	2,743,354
TTW PCL, NVDR	13,362,777	3,838,538
WHA Corp. PCL, NVDR(b)	34,608,900	3,603,148
Total Thailand		135,789,289
Turkey — 0.4%
Anadolu Anonim Turk Sigorta Sirketi	303,488	163,880
Anadolu Hayat Emeklilik AS	68,066	155,653
Celebi Hava Servisi AS	42,190	1,495,563
Nuh Cimento Sanayi AS	507,049	2,630,603
Oyak Cimento Fabrikalari AS(b)	6,268,009	3,361,301
Tofas Turk Otomobil Fabrikasi AS(b)	518,212	2,979,200
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,705,427	2,937,380
Total Turkey		13,723,580
TOTAL COMMON STOCKS

(Cost: $3,037,156,994)		3,276,474,660
PREFERRED STOCKS — 0.2%
Brazil — 0.2%
Axia Energia, Class C*	567,446	5,086,536
Localiza Rent a Car SA*	58,259	441,215
TOTAL PREFERRED STOCKS

(Cost: $5,425,708)		5,527,751
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree Global High Dividend Fund(d)

(Cost: $1,630,871)	28,217	1,737,908
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(e)

(Cost: $30,131)	30,131	30,131
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 5.6%
United States — 5.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(e)	58,200,064	58,200,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets High Dividend Fund (DEM)
December 31, 2025

Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.44%(d)(e)	126,700,000	$126,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

(Cost: $184,900,064)		184,900,064
TOTAL INVESTMENTS IN SECURITIES — 105.3% (Cost: $3,229,143,768)		3,468,670,514
Other Liabilities less Assets — (5.3)%		(175,320,728)
NET ASSETS — 100.0%		$3,293,349,786

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,628,421, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $314,366,405 and the total market value of the collateral held by the Fund was $333,513,633. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $148,613,569.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
SAR	Saudi Arabian riyal
USD	United States dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets High Dividend Fund (DEM)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income	Securities Lending Income
WisdomTree Global High Dividend Fund	$445,612	$5,238,468	$4,128,137	$90,889	$91,076	$1,737,908	$83,050	$—
WisdomTree Treasury Money Market Digital Fund	—	320,310,000	193,610,000	—	—	126,700,000	—	1,440,461
Total	$445,612	$325,548,468	$197,738,137	$90,889	$91,076	$128,437,908	$83,050	$1,440,461

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/5/2026	186,652	USD	700,000	SAR	$25	$–

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$175,055,601	$–	$1,628,421	*	$176,684,022
Russia	–	–	0	*	0
Other	3,099,790,638	–	–		3,099,790,638
Preferred Stocks	5,527,751	–	–		5,527,751
Exchange-Traded Fund	1,737,908	–	–		1,737,908
Mutual Fund	–	30,131	–		30,131
Investment of Cash Collateral for Securities Loaned	–	184,900,064	–		184,900,064
Total Investments in Securities	$3,282,111,898	$184,930,195	$1,628,421		$3,468,670,514
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$25	$–		$25
Total - Net	$3,282,111,898	$184,930,220	$1,628,421		$3,468,670,539

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 97.6%
Australia — 0.3%
Anglogold Ashanti PLC	4,241	$366,807
Brazil — 6.5%
Ambev SA	219,270	554,602
Axia Energia	22,712	209,764
BB Seguridade Participacoes SA	124,830	823,506
Caixa Seguridade Participacoes SA	148,263	449,680
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	27,242	663,139
CPFL Energia SA	96,679	940,193
Embraer SA	15,445	249,724
Porto Seguro SA	51,854	457,623
Rede D'Or Sao Luiz SA(a)	72,713	538,870
Suzano SA	60,272	565,901
Telefonica Brasil SA	115,393	697,022
TIM SA	209,700	816,643
TOTVS SA	131,432	1,009,290
Ultrapar Participacoes SA	27,825	106,126
Vibra Energia SA	160,317	741,061
WEG SA	22,410	198,387
Total Brazil		9,021,531
Chile — 2.6%
Banco de Credito & Inversiones SA	16,910	1,095,354
Banco Santander Chile	3,824,871	301,637
Cencosud SA	137,129	440,328
Empresas Copec SA	83,446	653,444
Enel Americas SA	4,231,111	402,004
Latam Airlines Group SA	25,364,540	686,178
Total Chile		3,578,945
China — 16.2%
3SBio, Inc.*(a)	2,000	6,213
Alibaba Group Holding Ltd.	135,400	2,484,116
Anhui Gujing Distillery Co. Ltd., Class B	23,800	267,095
Baidu, Inc., Class A*	191,450	3,234,493
Beijing Enterprises Holdings Ltd.	113,000	461,959
Bosideng International Holdings Ltd.	1,694,000	970,674
China Gas Holdings Ltd.	488,800	482,300
China Gold International Resources Corp. Ltd.	5,100	102,806
China Nonferrous Mining Corp. Ltd.	50,000	94,752
Chongqing Rural Commercial Bank Co. Ltd., Class H	409,000	323,164
Chow Tai Fook Jewellery Group Ltd.	69,200	110,155
Fuyao Glass Industry Group Co. Ltd., Class H(a)	157,600	1,360,663
H World Group Ltd., ADR	4,955	233,133
Hansoh Pharmaceutical Group Co. Ltd.(a)	332,000	1,538,968
Huaneng Power International, Inc., Class H	1,688,000	1,242,659
Kunlun Energy Co. Ltd.	568,000	542,203
MMG Ltd.*	120,000	135,209
NetEase, Inc.	12,400	341,882
New China Life Insurance Co. Ltd., Class H	63,500	443,403
People's Insurance Co. Group of China Ltd., Class H	487,000	422,336
PICC Property & Casualty Co. Ltd., Class H	170,000	357,320
Tencent Holdings Ltd.	57,100	4,394,283
Tingyi Cayman Islands Holding Corp.	320,000	484,718
Vipshop Holdings Ltd., ADR	67,312	1,190,749
Want Want China Holdings Ltd.	1,442,000	859,624
WuXi AppTec Co. Ltd., Class H(a)	3,200	40,578
Yum China Holdings, Inc.	7,150	338,600
Total China		22,464,055
Czech Republic — 0.5%
CEZ AS	10,937	688,161
Hungary — 0.7%
MOL Hungarian Oil & Gas PLC	112,545	1,012,150
India — 18.5%
Alkem Laboratories Ltd.	11,070	678,208
Apollo Hospitals Enterprise Ltd.	5,529	433,225
Asian Paints Ltd.	20,489	631,338
Aurobindo Pharma Ltd.	24,667	324,669
Axis Bank Ltd.	64,478	910,647
Bajaj Finance Ltd.	62,475	685,923
Bank of Baroda	232,363	764,983
Bharat Electronics Ltd.	40,673	180,830
Bharat Petroleum Corp. Ltd.	220,159	940,605
Bharti Airtel Ltd.	25,717	602,471
Bosch Ltd.	832	333,617
Britannia Industries Ltd.	8,258	554,120
Cipla Ltd.	28,107	472,612
Colgate-Palmolive India Ltd.	1,823	42,101
Dr. Reddy’s Laboratories Ltd.	35,695	504,928
Eicher Motors Ltd.	10,060	818,472
Fortis Healthcare Ltd.	20,982	206,366
FSN E-Commerce Ventures Ltd.*	89,308	263,464
Havells India Ltd.	10,115	160,358
HCL Technologies Ltd.	51,470	929,593
HDFC Bank Ltd.	68,114	751,169
Hero MotoCorp Ltd.	13,829	887,936
Hindalco Industries Ltd.	52,672	519,633
Hindustan Unilever Ltd.	24,877	640,999
Hyundai Motor India Ltd.	7,258	185,570
ICICI Bank Ltd.	37,367	558,305
Indus Towers Ltd.*	62,932	293,201
Infosys Ltd.	55,388	995,487
InterGlobe Aviation Ltd.(a)	8,249	464,354
ITC Ltd.	71,726	321,604
Kwality Wall's India Ltd.*^	13,653	5,803
Lupin Ltd.	15,993	375,361
Mankind Pharma Ltd.	929	22,703
Marico Ltd.	59,928	500,470
Maruti Suzuki India Ltd.	4,566	848,231
MRF Ltd.	346	588,431
Pidilite Industries Ltd.	24,302	400,818
SBI Cards & Payment Services Ltd.	75,458	723,438
State Bank of India	82,044	896,575
Sun Pharmaceutical Industries Ltd.	21,568	412,670
Tata Consultancy Services Ltd.	31,951	1,139,764
Tech Mahindra Ltd.	56,611	1,002,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
December 31, 2025

Investments	Shares	Value
Torrent Pharmaceuticals Ltd.	13,814	$591,725
TVS Motor Co. Ltd.	4,693	194,227
Union Bank of India Ltd.	383,852	656,670
Wipro Ltd.	304,073	890,708
Zydus Lifesciences Ltd.	26,641	271,021
Total India		25,577,440
Indonesia — 1.5%
Astra International Tbk. PT	2,025,800	813,964
Barito Pacific Tbk. PT*	1,007,700	197,612
Indofood Sukses Makmur Tbk. PT	550,300	223,585
United Tractors Tbk. PT	482,000	852,714
Total Indonesia		2,087,875
Malaysia — 4.8%
AMMB Holdings Bhd.	692,000	1,108,428
IHH Healthcare Bhd.	356,100	767,835
Malayan Banking Bhd.	392,200	1,012,877
Nestle Malaysia Bhd.	12,800	359,586
Petronas Gas Bhd.	119,500	534,187
Public Bank Bhd.	797,700	892,449
QL Resources Bhd.	573,000	535,158
SD Guthrie Bhd	340,200	480,371
Telekom Malaysia Bhd.	511,100	1,013,887
Total Malaysia		6,704,778
Mexico — 3.9%
America Movil SAB de CV, Series B	455,200	471,669
Arca Continental SAB de CV	49,147	532,705
Cemex SAB de CV, Series CPO	372,427	428,158
Coca-Cola Femsa SAB de CV	62,144	591,283
Gruma SAB de CV, Class B	41,440	715,056
Grupo Aeroportuario del Centro Norte SAB de CV	18,489	250,431
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,854	414,070
Grupo Financiero Banorte SAB de CV, Class O	37,295	346,285
Industrias Penoles SAB de CV*	6,489	341,689
Kimberly-Clark de Mexico SAB de CV, Class A	276,101	589,687
Promotora y Operadora de Infraestructura SAB de CV	50,520	751,190
Total Mexico		5,432,223
Philippines — 1.7%
Ayala Corp.	70,100	557,631
BDO Unibank, Inc.	182,355	417,201
International Container Terminal Services, Inc.	59,490	573,337
PLDT, Inc.	28,060	600,953
SM Investments Corp.	15,080	179,296
Total Philippines		2,328,418
Poland — 2.1%
ORLEN SA	35,457	947,867
Powszechna Kasa Oszczednosci Bank Polski SA	41,947	993,605
Powszechny Zaklad Ubezpieczen SA	51,764	960,928
Total Poland		2,902,400
Russia — 0.0%
GMK Norilskiy Nickel PAO*^	2,900	0
GMK Norilskiy Nickel PAO, ADR*^	11	0
LUKOIL PJSC*^	67	0
LUKOIL PJSC, ADR*^	46	0
Magnit PJSC*^	32	0
Mobile TeleSystems PJSC, ADR*^	1,696	0
Novolipetsk Steel PJSC*^	3,110	0
PhosAgro PJSC*^	178	0
PhosAgro PJSC, GDR*^(b)	4	0
Polyus PJSC*^	590	0
Rosneft Oil Co. PJSC*^	1,588	0
Sberbank of Russia PJSC, ADR*^	639	0
Severstal PAO, GDR*^(b)	475	0
VTB Bank PJSC*^	3,307	0
X5 Retail Group NV, GDR*^(b)	223	0
Total Russia		0
South Africa — 1.1%
Gold Fields Ltd.	5,890	257,962
Harmony Gold Mining Co. Ltd.	7,974	162,213
MTN Group Ltd.	15,843	162,063
Sasol Ltd.*	35,380	226,757
Vodacom Group Ltd.	83,465	711,795
Total South Africa		1,520,790
South Korea — 9.9%
APR Corp.*	844	135,340
Hanwha Ocean Co. Ltd.*	1,720	135,637
HD Hyundai Co. Ltd.	4,325	565,938
HD Hyundai Heavy Industries Co. Ltd.	469	165,715
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	681	192,404
Hyosung Heavy Industries Corp.*	115	142,178
Hyundai Glovis Co. Ltd.	2,354	295,118
Hyundai Motor Co.	16,977	3,494,277
Hyundai Rotem Co. Ltd.	4,303	561,267
Korea Electric Power Corp.*	23,254	761,924
Krafton, Inc.*	368	62,843
KT&G Corp.	4,848	478,221
LG Display Co. Ltd.*	80,974	663,846
LG Uplus Corp.	95,096	971,721
NAVER Corp.	2,592	436,333
Samsung Electro-Mechanics Co. Ltd.*	3,809	674,253
Samsung Electronics Co. Ltd.	14,727	1,225,759
Samsung Heavy Industries Co. Ltd.*	10,943	183,073
Samsung SDS Co. Ltd.*	6,933	825,386
Samyang Foods Co. Ltd.	19	16,236
SK hynix, Inc.	3,945	1,782,788
Total South Korea		13,770,257
Taiwan — 23.9%
Asia Vital Components Co. Ltd.	18,000	865,040
ASPEED Technology, Inc.	3,000	693,178
Asustek Computer, Inc.	40,000	697,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
December 31, 2025

Investments	Shares	Value
Bizlink Holding, Inc.	2,000	$96,752
China Airlines Ltd.(c)	38,000	24,430
Chroma ATE, Inc.	28,000	690,632
Chunghwa Telecom Co. Ltd.	77,000	319,807
Delta Electronics, Inc.	28,000	858,166
E Ink Holdings, Inc.	122,000	768,797
E.Sun Financial Holding Co. Ltd.	485,000	520,958
Elite Material Co. Ltd.	16,000	837,670
Eva Airways Corp.	88,000	102,366
Evergreen Marine Corp. Taiwan Ltd.	51,000	308,397
Far Eastern New Century Corp.	547,000	483,971
Far EasTone Telecommunications Co. Ltd.	208,000	584,536
Gold Circuit Electronics Ltd.	34,000	743,400
Hua Nan Financial Holdings Co. Ltd.	804,000	793,240
Innolux Corp.(c)	1,891,000	1,026,131
King Slide Works Co. Ltd.	6,000	716,093
Largan Precision Co. Ltd.	13,000	1,032,288
Novatek Microelectronics Corp.	85,000	1,011,760
President Chain Store Corp.	106,000	747,251
Realtek Semiconductor Corp.	57,000	887,096
Shanghai Commercial & Savings Bank Ltd.	447,000	577,591
SinoPac Financial Holdings Co. Ltd.	466,000	424,169
Taiwan Mobile Co. Ltd.	159,000	549,052
Taiwan Semiconductor Manufacturing Co. Ltd.	279,500	13,787,973
Uni-President Enterprises Corp.	318,000	780,312
United Microelectronics Corp.	693,000	1,086,241
Wan Hai Lines Ltd.	63,000	157,999
Wiwynn Corp.	4,000	570,965
Yuanta Financial Holding Co. Ltd.	303,000	378,985
Total Taiwan		33,122,880
Thailand — 2.4%
Advanced Info Service PCL, NVDR	64,300	638,816
Bangkok Dusit Medical Services PCL, NVDR	416,300	255,026
Charoen Pokphand Foods PCL, NVDR(c)	198,400	137,283
Kasikornbank PCL, NVDR	141,300	872,333
Krung Thai Bank PCL, NVDR	880,100	789,171
TMBThanachart Bank PCL, NVDR	9,470,000	607,186
Total Thailand		3,299,815
Turkey — 1.0%
Aselsan Elektronik Sanayi ve Ticaret AS(c)	66,490	358,573
Ford Otomotiv Sanayi AS	140,934	303,918
Turkiye Is Bankasi AS, Class C(c)	1,668,349	547,133
Yapi ve Kredi Bankasi AS*	248,566	209,549
Total Turkey		1,419,173
TOTAL COMMON STOCKS
(Cost: $112,093,333)		135,297,698
PREFERRED STOCKS — 2.4%
Brazil — 2.4%
Axia Energia, Class C*	5,969	53,506
Banco Bradesco SA, 7.52%	291,875	968,878
Cia Energetica de Minas Gerais, 17.40%	246,859	504,552
Itau Unibanco Holding SA, 6.74%	121,533	870,068
Petroleo Brasileiro SA - Petrobras, 10.54%	163,386	918,939
TOTAL PREFERRED STOCKS
(Cost: $2,847,593)		3,315,943
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d)
(Cost: $28,848)	28,848	28,848
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)
(Cost: $250,939)	250,939	250,939
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $115,220,713)		138,893,428
Other Liabilities less Assets — (0.2)%		(276,096)
NET ASSETS — 100.0%		$138,617,332

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $5,803, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $751,217 and the total market value of the collateral held by the Fund was $786,690. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $535,751.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
CZK	Czech koruna
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
TWD	Taiwan new dollar
USD	United States dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
December 31, 2025

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/5/2026	111,809	USD	3,515,946	TWD	$–	$(91)
Bank of America NA	1/6/2026	19,146,273,937	IDR	1,145,455	USD	2,747	–
Bank of America NA	1/6/2026	14,719,747,950	KRW	10,200,796	USD	17,654	–
Bank of America NA	1/6/2026	1,153,665	USD	19,220,063,415	IDR	1,038	–
Bank of America NA	1/6/2026	26,634	USD	445,133,515	IDR	–	(61)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
December 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2026	11,620,459	USD	16,983,301,390	KRW	$–	$(169,348)
Bank of America NA	1/6/2026	12,682	USD	400,000	THB	–	(14)
Bank of America NA	2/4/2026	1,046,922	USD	17,512,912,860	IDR	–	(3,012)
Bank of America NA	2/4/2026	10,239,834	USD	14,762,051,932	KRW	–	(18,345)
Citibank NA	1/5/2026	82,530	CZK	4,010	USD	–	(0)^
Citibank NA	1/5/2026	944,740	MXN	52,546	USD	–	(1)
Citibank NA	1/5/2026	73,445,390	PHP	1,247,183	USD	1,066	–
Citibank NA	1/5/2026	107,010	PLN	29,765	USD	–	(0)^
Citibank NA	1/5/2026	245,040	TRY	5,691	USD	12	–
Citibank NA	1/5/2026	52,228	USD	406,520	HKD	–	(1)
Citibank NA	1/5/2026	1,258,086	USD	73,952,828	PHP	1,213	–
Citibank NA	1/6/2026	685,110	HUF	2,096	USD	–	(0)^
Citibank NA	1/6/2026	1,111,563,148	INR	12,360,590	USD	1,970	–
Citibank NA	1/6/2026	99,979,738	KRW	69,397	USD	9	–
Citibank NA	1/6/2026	754,603,516	TWD	24,070,288	USD	–	(52,205)
Citibank NA	1/6/2026	17,392,214	TWD	557,264	USD	–	(3,692)
Citibank NA	1/6/2026	140,902	USD	771,898	BRL	75	–
Citibank NA	1/6/2026	458,073	USD	9,550,712	CZK	–	(5,977)
Citibank NA	1/6/2026	2,232,682	USD	41,074,546	MXN	–	(51,616)
Citibank NA	1/6/2026	5,123,350	USD	159,899,740	TWD	33,942	–
Citibank NA	1/6/2026	1,282,604	USD	22,105,449	ZAR	–	(51,384)
Citibank NA	1/6/2026	388,800	ZAR	23,464	USD	1	–
Citibank NA	1/7/2026	41,467,950	CNY	5,902,071	USD	32,307	–
Citibank NA	1/7/2026	936,290	CNY	132,674	USD	1,316	–
Citibank NA	1/7/2026	274,472	CNY	39,062	USD	217	–
Citibank NA	1/7/2026	5,911,172	USD	41,715,140	CNY	–	(58,581)
Citibank NA	1/7/2026	136,455	USD	963,572	CNY	–	(1,439)
Citibank NA	2/3/2026	1,303,134	USD	76,831,480	PHP	–	(1,368)
Citibank NA	2/4/2026	5,616,707	USD	39,350,650	CNY	–	(22,043)
Citibank NA	2/4/2026	12,685,010	USD	1,144,010,311	INR	–	(9,881)
Citibank NA	2/4/2026	16,701,309	USD	524,421,097	TWD	–	(23,138)
Deutsche Bank AG	1/6/2026	10,618	USD	221,759	CZK	–	(157)
Deutsche Bank AG	1/6/2026	51,755	USD	946,168	MXN	–	(865)
Deutsche Bank AG	1/6/2026	17,304	USD	753,233	TRY	–	(175)
Deutsche Bank AG	1/6/2026	29,732	USD	507,850	ZAR	–	(915)
Deutsche Bank AG	1/7/2026	6,607	USD	2,190,314	HUF	–	(93)
Deutsche Bank AG	1/7/2026	41,766	USD	152,407	PLN	–	(625)
Goldman Sachs	1/5/2026	507,438	PHP	8,643	USD	–	(19)
Goldman Sachs	1/6/2026	215,581	CZK	10,357	USD	118	–
Goldman Sachs	1/6/2026	62,913	CZK	3,059	USD	–	(2)
Goldman Sachs	1/6/2026	39,668,721	MXN	2,207,194	USD	–	(1,079)
Goldman Sachs	1/6/2026	1,087,521	MXN	59,630	USD	851	–
Goldman Sachs	1/6/2026	315,214	MXN	17,613	USD	–	(83)
Goldman Sachs	1/6/2026	11,226,745	MYR	2,763,370	USD	3,275	–
Goldman Sachs	1/6/2026	286,701	MYR	69,681	USD	972	–
Goldman Sachs	1/6/2026	702,984	TRY	16,162	USD	151	–
Goldman Sachs	1/6/2026	32,007,769	TRY	742,858	USD	–	(118)
Goldman Sachs	1/6/2026	205,869	TRY	4,774	USD	3	–
Goldman Sachs	1/6/2026	299,533	USD	27,077,746	INR	–	(1,620)
Goldman Sachs	1/6/2026	2,750,633	USD	11,335,358	MYR	–	(42,778)
Goldman Sachs	1/6/2026	63,442	USD	261,332	MYR	–	(959)
Goldman Sachs	1/6/2026	15,210,108	ZAR	893,263	USD	24,615	–
Goldman Sachs	1/6/2026	167,006	ZAR	9,808	USD	270	–
Goldman Sachs	1/6/2026	48,310	ZAR	2,897	USD	18	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
December 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/7/2026	4,086,807	HUF	12,396	USD	$104	$–
Goldman Sachs	1/7/2026	1,204,094	HUF	3,662	USD	21	–
Goldman Sachs	1/7/2026	169,170	PLN	46,605	USD	449	–
Goldman Sachs	1/7/2026	49,325	PLN	13,766	USD	–	(47)
Goldman Sachs	1/7/2026	70,192,764	THB	2,232,601	USD	–	(4,472)
Goldman Sachs	2/4/2026	1,514,368	USD	47,598,569	THB	844	–
Goldman Sachs	2/4/2026	690,972	USD	30,431,475	TRY	315	–
Goldman Sachs	2/5/2026	2,743,156	USD	49,444,558	MXN	1,324	–
Goldman Sachs	2/5/2026	3,188,127	USD	12,932,636	MYR	–	(1,573)
HSBC Holdings PLC	1/6/2026	33,683,969	BRL	6,124,358	USD	21,041	–
HSBC Holdings PLC	1/6/2026	237,014	BRL	42,785	USD	456	–
HSBC Holdings PLC	1/6/2026	10,490,222	CLP	11,624	USD	12	–
HSBC Holdings PLC	1/6/2026	9,393,175	CZK	455,275	USD	1,120	–
HSBC Holdings PLC	1/6/2026	39,987,349	INR	443,663	USD	1,068	–
HSBC Holdings PLC	1/6/2026	26,094,034	INR	289,518	USD	694	–
HSBC Holdings PLC	1/6/2026	7,698,625	INR	85,556	USD	66	–
HSBC Holdings PLC	1/6/2026	2,214,143,252	KRW	1,507,245	USD	29,813	–
HSBC Holdings PLC	1/6/2026	6,322,100	USD	33,937,665	BRL	130,416	–
HSBC Holdings PLC	1/6/2026	1,499,426	USD	1,390,957,116	CLP	–	(43,448)
HSBC Holdings PLC	1/6/2026	12,914,904	USD	1,158,265,410	INR	32,932	–
HSBC Holdings PLC	1/6/2026	746,490	USD	32,637,344	TRY	–	(10,859)
HSBC Holdings PLC	1/6/2026	19,269,983	USD	603,343,160	TWD	66,328	–
HSBC Holdings PLC	1/6/2026	446,528	USD	13,934,770	TWD	3,002	–
HSBC Holdings PLC	1/7/2026	90,417,929	HUF	275,572	USD	991	–
HSBC Holdings PLC	1/7/2026	6,417,186	PLN	1,783,149	USD	1,768	–
HSBC Holdings PLC	1/7/2026	45,493,123	THB	1,430,300	USD	13,789	–
HSBC Holdings PLC	1/7/2026	1,610,044	THB	50,620	USD	488	–
HSBC Holdings PLC	1/7/2026	463,720	THB	14,956	USD	–	(236)
HSBC Holdings PLC	1/7/2026	1,801,754	USD	6,590,297	PLN	–	(31,313)
HSBC Holdings PLC	1/7/2026	3,579,808	USD	115,113,739	THB	–	(74,248)
HSBC Holdings PLC	2/4/2026	9,194,696	USD	50,945,974	BRL	–	(29,965)
HSBC Holdings PLC	2/4/2026	310,937	USD	6,412,233	CZK	–	(766)
HSBC Holdings PLC	2/4/2026	552,777	USD	181,729,032	HUF	–	(2,017)
HSBC Holdings PLC	2/4/2026	1,430,311	USD	5,148,131	PLN	–	(1,341)
Morgan Stanley & Co. International	1/6/2026	1,380,466,894	CLP	1,529,603	USD	1,634	–
Morgan Stanley & Co. International	1/6/2026	118,818,920	IDR	7,095	USD	31	–
Morgan Stanley & Co. International	1/6/2026	400,104,073	IDR	23,989	USD	5	–
Morgan Stanley & Co. International	1/6/2026	343,382,731	KRW	233,779	USD	4,597	–
Morgan Stanley & Co. International	1/6/2026	83,244	MYR	20,615	USD	–	(101)
Morgan Stanley & Co. International	1/6/2026	5,181,940	TWD	164,888	USD	47	–
Morgan Stanley & Co. International	1/6/2026	268,417	USD	393,952,281	KRW	–	(5,065)
Morgan Stanley & Co. International	1/6/2026	6,742,356	ZAR	406,368	USD	510	–
Morgan Stanley & Co. International	1/7/2026	285,023	USD	94,204,890	HUF	–	(3,123)
Morgan Stanley & Co. International	2/4/2026	1,820,323	USD	1,640,838,811	CLP	–	(2,382)
Morgan Stanley & Co. International	2/4/2026	912,082	USD	15,164,117	ZAR	–	(1,134)
UBS AG	1/6/2026	788,580	BRL	143,131	USD	740	–
UBS AG	1/7/2026	82,959	USD	2,645,912	THB	–	(1,030)
						$438,445	$(734,805)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Multifactor Fund (EMMF)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
India	25,571,637	–	5,803	*	25,577,440
Other	109,720,258	–	–		109,720,258
Preferred Stocks	3,315,943	–	–		3,315,943
Mutual Fund	–	28,848	–		28,848
Investment of Cash Collateral for Securities Loaned	–	250,939	–		250,939
Total Investments in Securities	$138,607,838	$279,787	$5,803		$138,893,428
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$438,445	$–		$438,445
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(734,805)	$–		$(734,805)
Total - Net	$138,607,838	$(16,573)	$5,803		$138,597,068

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.1%
Australia — 0.2%
Anglogold Ashanti PLC	3,717	$321,486
Brazil — 4.0%
Ambev SA	75,979	192,175
Axia Energia	23,417	216,275
BB Seguridade Participacoes SA	32,743	216,006
Caixa Seguridade Participacoes SA	54,584	165,552
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,492	815,271
Energisa SA	16,147	138,964
Equatorial SA	25,732	180,790
Motiva Infraestrutura de Mobilidade SA	167,713	460,926
Porto Seguro SA	19,528	172,339
Raia Drogasil SA	33,147	141,849
Rede D'Or Sao Luiz SA(a)	61,747	457,602
Rumo SA	64,350	173,330
Suzano SA	18,373	172,506
Telefonica Brasil SA	26,132	157,848
TOTVS SA	21,485	164,987
Ultrapar Participacoes SA	4,044	15,424
Vibra Energia SA	309,432	1,430,341
WEG SA	49,307	436,495
Total Brazil		5,708,680
Chile — 1.7%
Banco de Chile	2,544,736	491,123
Banco de Credito & Inversiones SA	23,892	1,547,617
Banco Santander Chile	2,474,162	195,117
Latam Airlines Group SA	8,036,422	217,407
Total Chile		2,451,264
China — 0.3%
Airtac International Group	12,786	378,446
Czech Republic — 0.4%
Komercni Banka AS	2,717	153,397
Moneta Money Bank AS(a)	49,201	462,330
Total Czech Republic		615,727
Hungary — 0.5%
OTP Bank Nyrt	2,696	289,466
Richter Gedeon Nyrt	12,756	384,931
Total Hungary		674,397
India — 23.8%
ABB India Ltd.	5,919	340,470
Adani Ports & Special Economic Zone Ltd.	51,626	844,241
Alkem Laboratories Ltd.	2,506	153,531
APL Apollo Tubes Ltd.	49,010	1,043,678
Apollo Hospitals Enterprise Ltd.	4,229	331,363
Ashok Leyland Ltd.	157,054	313,114
Bajaj Auto Ltd.	5,487	570,376
Bajaj Finserv Ltd.	11,317	256,850
Bank of Baroda	49,903	164,290
Bharat Electronics Ltd.	227,352	1,010,797
Bharat Heavy Electricals Ltd.	48,582	155,374
Bharti Airtel Ltd.	23,452	549,409
Bosch Ltd.	425	170,417
Britannia Industries Ltd.	6,424	431,057
Cipla Ltd.	50,881	855,552
Colgate-Palmolive India Ltd.	13,797	318,632
Container Corp. of India Ltd.	21,507	125,614
Coromandel International Ltd.	5,968	150,489
Cummins India Ltd.	8,806	434,464
Dixon Technologies India Ltd.	1,314	176,926
DLF Ltd.	12,123	92,717
Eicher Motors Ltd.	4,688	381,411
GAIL India Ltd.	450,851	863,585
Havells India Ltd.	5,656	89,667
HCL Technologies Ltd.	22,198	400,915
HDFC Asset Management Co. Ltd.(a)	12,044	358,080
HDFC Bank Ltd.	121,612	1,341,151
Hero MotoCorp Ltd.	5,041	323,674
Hindalco Industries Ltd.	47,752	471,095
Hindustan Aeronautics Ltd.	3,889	189,895
Hindustan Unilever Ltd.	16,711	430,588
Hitachi Energy India Ltd.	866	176,419
ICICI Bank Ltd.	57,686	861,894
ICICI Lombard General Insurance Co. Ltd.(a)	5,413	118,168
Indian Hotels Co. Ltd.	57,672	474,090
Indian Railway Catering & Tourism Corp. Ltd.	13,728	104,564
Infosys Ltd.	55,253	993,061
ITC Ltd.	104,562	468,834
Kotak Mahindra Bank Ltd.	18,614	455,847
Kwality Wall's India Ltd.*^	16,711	7,102
Larsen & Toubro Ltd.	17,032	773,817
LTIMindtree Ltd.(a)	2,061	139,040
Lupin Ltd.	9,387	220,316
Mahindra & Mahindra Ltd.	16,184	667,892
Marico Ltd.	26,808	223,879
Maruti Suzuki India Ltd.	4,000	743,085
MRF Ltd.	196	333,331
Nestle India Ltd.	40,626	582,183
Oberoi Realty Ltd.	7,909	147,006
Oracle Financial Services Software Ltd.	1,283	109,729
Persistent Systems Ltd.	4,967	346,609
PI Industries Ltd.	4,596	165,586
Pidilite Industries Ltd.	28,368	467,879
Polycab India Ltd.	2,529	214,381
Punjab National Bank	379,349	521,587
Reliance Industries Ltd.	98,898	1,727,976
Samvardhana Motherson International Ltd.	751,375	1,002,676
SBI Cards & Payment Services Ltd.	23,649	226,730
Siemens Ltd.	7,051	240,315
Solar Industries India Ltd.	1,789	243,869
State Bank of India	57,924	632,992
Sun Pharmaceutical Industries Ltd.	34,944	668,598
Tata Consultancy Services Ltd.	18,204	649,378
Tata Elxsi Ltd.	1,080	62,970
Tata Motors Passenger Vehicles Limited	27,922	114,121
Tech Mahindra Ltd.	28,992	513,170
Torrent Pharmaceuticals Ltd.	11,596	496,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
December 31, 2025

Investments	Shares	Value
Torrent Power Ltd.	6,444	$93,685
Trent Ltd.	9,118	434,092
TVS Motor Co. Ltd.	24,438	1,011,405
UltraTech Cement Ltd.	4,674	612,804
Union Bank of India Ltd.	96,121	164,438
United Spirits Ltd.	70,415	1,131,050
UPL Ltd.	138,961	1,229,368
Wipro Ltd.	81,831	239,704
Zydus Lifesciences Ltd.	13,620	138,557
Total India		34,290,336
Indonesia — 1.2%
Bank Central Asia Tbk. PT	1,001,900	485,178
Bank Mandiri Persero Tbk. PT	1,025,300	313,585
Bank Negara Indonesia Persero Tbk. PT	526,100	137,875
Bank Rakyat Indonesia Persero Tbk. PT	944,900	207,396
Indofood CBP Sukses Makmur Tbk. PT	252,700	124,266
Kalbe Farma Tbk. PT	2,262,700	163,511
Sumber Alfaria Trijaya Tbk. PT	1,578,000	186,900
Telkom Indonesia Persero Tbk. PT	884,100	184,508
Total Indonesia		1,803,219
Malaysia — 3.7%
AMMB Holdings Bhd.	225,800	361,681
CIMB Group Holdings Bhd.	388,400	789,625
Gamuda Bhd	108,400	133,029
IHH Healthcare Bhd.	159,900	344,782
Maxis Bhd.	1,127,000	1,052,570
Mr. DIY Group M Bhd.(a)	279,100	105,230
Petronas Dagangan Bhd.	59,200	291,186
Press Metal Aluminium Holdings Bhd.	197,300	346,174
Public Bank Bhd.	383,600	429,163
QL Resources Bhd.	435,650	406,879
SD Guthrie Bhd	115,600	163,230
Sunway Bhd.	120,200	166,467
Telekom Malaysia Bhd.	227,500	451,300
YTL Corp. Bhd.	224,300	112,758
YTL Power International Bhd.	171,500	139,888
Total Malaysia		5,293,962
Mexico — 6.3%
America Movil SAB de CV, Series B	200,353	207,602
Arca Continental SAB de CV	67,261	729,043
Cemex SAB de CV, Series CPO	818,451	940,926
Coca-Cola Femsa SAB de CV	84,742	806,297
Gruma SAB de CV, Class B	13,813	238,346
Grupo Aeroportuario del Centro Norte SAB de CV	32,451	439,544
Grupo Aeroportuario del Pacifico SAB de CV, Class B	39,144	1,029,921
Grupo Carso SAB de CV, Series A1	24,779	162,543
Grupo Financiero Banorte SAB de CV, Class O	177,371	1,646,893
Grupo Mexico SAB de CV, Series B	232,790	2,201,467
Kimberly-Clark de Mexico SAB de CV, Class A	16,284	34,779
Prologis Property Mexico SA de CV	111,862	469,362
Qualitas Controladora SAB de CV	19,899	206,577
Total Mexico		9,113,300
Philippines — 2.8%
Ayala Land, Inc.	515,300	196,634
Bank of the Philippine Islands	183,620	362,356
BDO Unibank, Inc.	107,977	247,035
International Container Terminal Services, Inc.	181,110	1,745,453
Jollibee Foods Corp.	34,740	106,288
Manila Electric Co.	86,410	843,060
Metropolitan Bank & Trust Co.	192,220	223,806
SM Investments Corp.	16,410	195,110
SM Prime Holdings, Inc.	346,200	133,873
Total Philippines		4,053,615
Poland — 4.8%
Bank Polska Kasa Opieki SA	16,880	962,975
KGHM Polska Miedz SA^	26,254	2,050,546
LPP SA	110	636,710
ORLEN SA(b)	48,714	1,302,265
Powszechna Kasa Oszczednosci Bank Polski SA	60,827	1,440,818
Powszechny Zaklad Ubezpieczen SA	12,980	240,956
Santander Bank Polska SA	1,413	214,355
Total Poland		6,848,625
Romania — 0.2%
NEPI Rockcastle NV^	36,789	323,819
Russia — 0.0%
GMK Norilskiy Nickel PAO*^	99,300	0
GMK Norilskiy Nickel PAO, ADR*^	3	0
Mobile TeleSystems PJSC, ADR*^	24,869	0
Novolipetsk Steel PJSC*^	71,650	0
PhosAgro PJSC*^	2,975	0
PhosAgro PJSC, GDR*^(c)	60	0
Polyus PJSC*^	13,340	0
Severstal PAO, GDR*^(c)	8,497	0
Surgutneftegas PAO*^	341,560	0
Surgutneftegas PJSC, ADR*^	749	0
TCS Group Holding PLC, GDR*^(c)	2,248	0
Total Russia		0
Saudi Arabia — 3.4%
Al Rajhi Bank	13,803	358,801
Alinma Bank	34,611	224,970
Almarai Co. JSC	14,118	162,830
Arab National Bank	81,950	472,368
Arabian Internet & Communications Services Co.(b)	386	23,165
Banque Saudi Fransi	32,404	145,312
Co. for Cooperative Insurance	20,071	626,082
Dr. Sulaiman Al Habib Medical Services Group Co.	3,599	246,599
Elm Co.	1,110	221,361
Etihad Etisalat Co.	35,737	628,837
Mouwasat Medical Services Co.	7,057	125,400
Riyad Bank	20,448	147,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
December 31, 2025

Investments	Shares	Value
SAL Saudi Logistics Services(b)	3,448	$147,451
Saudi Awwal Bank	15,159	130,865
Saudi National Bank	61,480	620,898
Saudi Tadawul Group Holding Co.	2,475	92,578
Saudi Telecom Co.	49,825	570,939
Total Saudi Arabia		4,946,413
South Africa — 3.8%
Bid Corp. Ltd.	24,028	611,750
Capitec Bank Holdings Ltd.	2,576	646,068
Clicks Group Ltd.	12,952	263,081
Discovery Ltd.	12,786	175,609
FirstRand Ltd.	95,117	520,933
Gold Fields Ltd.	8,915	390,447
Harmony Gold Mining Co. Ltd.	23,690	481,921
OUTsurance Group Ltd.	182,696	790,102
Sanlam Ltd.	34,918	207,548
Shoprite Holdings Ltd.	23,336	380,573
Standard Bank Group Ltd.	55,340	969,869
Total South Africa		5,437,901
South Korea — 13.7%
Amorepacific Corp.	898	74,493
Celltrion, Inc.^	12,135	1,524,720
Coway Co. Ltd.^	2,367	142,787
DB Insurance Co. Ltd.	5,038	458,493
Hanmi Semiconductor Co. Ltd.	3,314	293,085
Hanwha Aerospace Co. Ltd.^	1,151	751,859
Hanwha Ocean Co. Ltd.^	3,294	259,761
Hanwha Systems Co. Ltd.^	3,203	120,956
HD Hyundai Electric Co. Ltd.	1,311	704,394
HD Hyundai Heavy Industries Co. Ltd.	677	239,209
Hyosung Heavy Industries Corp.^	157	194,104
Hyundai Glovis Co. Ltd.	7,551	946,660
Hyundai Rotem Co. Ltd.	1,203	156,915
Korea Aerospace Industries Ltd.	5,212	413,906
Korea Investment Holdings Co. Ltd.	1,315	147,607
LIG Nex1 Co. Ltd.^	449	131,220
LS Electric Co. Ltd.^	2,482	792,558
Meritz Financial Group, Inc.	4,989	391,695
Mirae Asset Securities Co. Ltd.	9,404	152,430
NAVER Corp.	2,272	382,465
NH Investment & Securities Co. Ltd.	9,173	134,359
Orion Corp.	2,549	187,032
Posco International Corp.	3,160	108,803
Samsung Electronics Co. Ltd.	87,574	7,288,968
Samsung Fire & Marine Insurance Co. Ltd.	950	327,757
Samsung Life Insurance Co. Ltd.	3,859	422,185
Samyang Foods Co. Ltd.	179	152,962
SK hynix, Inc.	2,731	1,234,168
Yuhan Corp.^	19,992	1,559,891
Total South Korea		19,695,442
Taiwan — 25.8%
Accton Technology Corp.	38,000	1,433,141
Alchip Technologies Ltd.	4,000	446,842
Asia Vital Components Co. Ltd.	23,000	1,105,329
Asustek Computer, Inc.(b)	9,000	156,968
Cathay Financial Holding Co. Ltd.	100,000	241,244
CTBC Financial Holding Co. Ltd.	391,000	624,694
Delta Electronics, Inc.	13,000	398,434
E.Sun Financial Holding Co. Ltd.	447,636	480,823
Eclat Textile Co. Ltd.	24,000	293,694
Elite Material Co. Ltd.	5,000	261,772
Eva Airways Corp.(b)	232,000	269,875
Evergreen Marine Corp. Taiwan Ltd.	30,000	181,410
Far EasTone Telecommunications Co. Ltd.	183,000	514,279
Fortune Electric Co. Ltd.	22,300	542,942
Fubon Financial Holding Co. Ltd.	292,125	893,468
Gigabyte Technology Co. Ltd.	15,000	119,110
Global Unichip Corp.	5,000	338,155
Hon Hai Precision Industry Co. Ltd.	81,000	594,214
Hua Nan Financial Holdings Co. Ltd.	413,180	407,650
Jentech Precision Industrial Co. Ltd.	3,000	262,090
King Slide Works Co. Ltd.	2,000	238,698
Lotes Co. Ltd.	4,000	164,860
MediaTek, Inc.	28,000	1,274,327
Mega Financial Holding Co. Ltd.	572,000	728,187
Nien Made Enterprise Co. Ltd.	41,000	471,062
Quanta Computer, Inc.	102,000	882,990
Realtek Semiconductor Corp.(b)	10,000	155,631
SinoPac Financial Holdings Co. Ltd.(b)	818,928	745,416
Synnex Technology International Corp.	64,000	117,936
Taiwan Business Bank	1,286,400	655,063
Taiwan Mobile Co. Ltd.	38,000	131,220
Taiwan Semiconductor Manufacturing Co. Ltd.	370,291	18,266,770
TS Financial Holding Co. Ltd.	348,000	225,942
Voltronic Power Technology Corp.	9,000	278,130
Wan Hai Lines Ltd.	60,000	150,475
Wistron Corp.	55,000	263,443
Wiwynn Corp.	13,000	1,855,636
Yageo Corp.	88,000	646,966
Yuanta Financial Holding Co. Ltd.	174,000	217,635
Zhen Ding Technology Holding Ltd.	27,000	122,022
Total Taiwan		37,158,543
Thailand — 2.0%
Advanced Info Service PCL, NVDR	25,400	252,347
Airports of Thailand PCL, NVDR	100,700	169,405
Bangkok Dusit Medical Services PCL, NVDR	252,100	154,437
Bumrungrad Hospital PCL, NVDR	198,200	990,843
Central Pattana PCL, NVDR	105,900	185,716
Charoen Pokphand Foods PCL, NVDR	296,400	205,095
CP ALL PCL, NVDR	136,800	188,884
Delta Electronics Thailand PCL, NVDR	37,700	207,018
Kasikornbank PCL, NVDR	32,300	199,408
Krung Thai Bank PCL, NVDR	251,300	225,336
TMBThanachart Bank PCL, NVDR	2,748,200	176,206
Total Thailand		2,954,695
Turkey — 0.5%
Aselsan Elektronik Sanayi ve Ticaret AS(b)	29,333	158,189
BIM Birlesik Magazalar AS	20,560	256,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
December 31, 2025

Investments	Shares	Value
Yapi ve Kredi Bankasi AS^	309,465	$260,889
Total Turkey		675,815
TOTAL COMMON STOCKS
(Cost: $98,395,015)		142,745,685
PREFERRED STOCKS — 1.6%
Brazil — 1.0%
Axia Energia, Class C^	6,154	55,164
Cia Energetica de Minas Gerais, 17.40%	214,108	437,613
Itau Unibanco Holding SA, 6.74%	52,617	376,686
Itausa SA, 8.03%	289,653	617,392
Total Brazil		1,486,855
India — 0.0%
TVS Motor Co. Ltd., 6.00%*	97,756	10,877
South Korea — 0.6%
Samsung Electronics Co. Ltd., 2.82%	14,833	918,471
TOTAL PREFERRED STOCKS
(Cost: $1,855,811)		2,416,203
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d)
(Cost: $8)	8	8
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)
(Cost: $691,911)	691,911	691,911
TOTAL INVESTMENTS IN SECURITIES — 101.2% (Cost: $100,942,745)		145,853,807
Other Liabilities less Assets — (1.2)%		(1,792,651)
NET ASSETS — 100.0%		$144,061,156

*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $17,979, which represents 0.0% of net assets.
^	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,529,225 and the total market value of the collateral held by the Fund was $1,721,473. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,029,562.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$34,283,234	$–	$7,102	*	$34,290,336
Russia	–	–	0	*	0
Other	108,455,349	–	–		108,455,349
Preferred Stocks	2,405,326	–	10,877	*	2,416,203
Mutual Fund	–	8	–		8
Investment of Cash Collateral for Securities Loaned	–	691,911	–		691,911
Total Investments in Securities	$145,143,909	$691,919	$17,979		$145,853,807

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%
Brazil — 6.0%
Allos SA	145,730	$754,480
Alupar Investimento SA	564,428	3,270,330
Azzas 2154 SA	89,950	413,001
Bemobi Mobile Tech SA	206,892	857,433
Blau Farmaceutica SA	180,726	463,379
Boa Safra Sementes SA	329,534	543,636
Cia de Saneamento de Minas Gerais Copasa MG	721,018	5,778,933
Cia de Sanena do Parana	1,110,678	8,143,992
Cogna Educacao SA	2,511,870	1,448,517
Construtora Tenda SA	179,298	803,606
Cury Construtora & Incorporadora SA	105,612	621,173
Cyrela Brazil Realty SA Empreendimentos & Participacoes	401,915	2,172,494
EcoRodovias Infraestrutura e Logistica SA	477,464	923,604
Energisa SA	1,112,762	9,576,685
Ez Tec Empreendimentos & Participacoes SA	746,101	1,869,422
Fleury SA	326,249	893,058
Fras-Le SA	79,507	350,398
Grendene SA	2,757,880	2,315,114
Grupo SBF SA	223,259	528,023
Hypera SA	937,100	4,029,030
Iguatemi SA	153,053	714,187
Irani Papel & Embalagem SA	546,619	865,852
JHSF Participacoes SA	1,570,427	2,272,638
Lavvi Empreendimentos Imobiliarios SA	76,139	222,036
Lojas Renner SA	4,282,609	10,511,627
LWSA SA(a)	811,387	630,778
M Dias Branco SA	80,733	353,002
Mahle Metal Leve SA	454,394	2,828,483
Mills Locacao Servicos & Logistica SA	269,920	689,608
Multiplan Empreendimentos Imobiliarios SA	541,845	2,694,516
Odontoprev SA	2,245,543	4,589,640
Pet Center Comercio e Participacoes SA*	1,193,609	945,347
Sendas Distribuidora SA	897,317	1,192,111
SLC Agricola SA	1,143,424	3,349,050
Smartfit Escola de Ginastica e Danca SA	184,930	786,326
Tegma Gestao Logistica SA	124,751	842,108
Transmissora Alianca de Energia Eletrica SA	1,710,687	13,146,043
Tres Tentos Agroindustrial SA	156,188	470,295
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	82,139	320,776
Vivara Participacoes SA	122,731	744,483
Vulcabras SA	669,700	2,450,383
Wiz Co.	181,752	295,858
YDUQS Participacoes SA	257,631	572,174
Total Brazil		97,243,629
Chile — 2.2%
Aguas Andinas SA, Class A	13,419,116	5,492,226
Banco Itau Chile SA	307,342	6,800,846
Cencosud Shopping SA	1,305,613	3,374,182
Cia Cervecerias Unidas SA	284,942	1,853,786
Colbun SA	28,507,654	4,553,889
Empresa Nacional de Telecomunicaciones SA	332,854	1,735,570
Engie Energia Chile SA	1,061,463	1,585,881
Inversiones Aguas Metropolitanas SA	825,511	937,790
Parque Arauco SA	953,920	3,163,598
Ripley Corp. SA	1,084,191	504,471
SMU SA	20,873,527	3,562,906
Vina Concha y Toro SA	1,241,640	1,411,620
Total Chile		34,976,765
China — 11.4%
AIMA Technology Group Co. Ltd., Class A	51,500	219,135
AK Medical Holdings Ltd.(a)(b)	568,000	415,957
Angel Yeast Co. Ltd., Class A	94,500	592,186
Anhui Expressway Co. Ltd., Class H	2,122,000	3,565,974
Anhui XDLK Microsystem Corp. Ltd., Class A	4,455	42,195
Anhui Yingjia Distillery Co. Ltd., Class A	41,400	234,641
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,800	45,888
AsiaInfo Technologies Ltd.(a)	532,800	517,501
AviChina Industry & Technology Co. Ltd., Class H(b)	3,011,000	1,535,771
Bank of Changsha Co. Ltd., Class A	4,591,600	6,380,922
Bank of Chongqing Co. Ltd., Class H	1,707,000	1,721,584
Bank of Zhengzhou Co. Ltd., Class H(a)(b)	1,241,000	183,356
Beijing Easpring Material Technology Co. Ltd., Class A	60,100	497,680
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,639	44,662
Beijing Jingneng Clean Energy Co. Ltd., Class H	8,776,000	2,559,455
Beijing Shougang Co. Ltd., Class A	216,000	151,634
Beijing Ultrapower Software Co. Ltd., Class A	319,700	527,646
Beijing Yanjing Brewery Co. Ltd., Class A	132,600	213,339
Bethel Automotive Safety Systems Co. Ltd., Class A	68,700	504,624
Betta Pharmaceuticals Co. Ltd., Class A	36,600	244,823
Binjiang Service Group Co. Ltd.	288,000	879,152
Cheerwin Group Ltd.(a)	1,595,000	448,776
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,400	40,361
Chervon Holdings Ltd.	327,200	824,779
China Baoan Group Co. Ltd., Class A	255,300	360,275
China Chunlai Education Group Co. Ltd.(b)	948,000	432,376
China Communications Services Corp. Ltd., Class H	8,790,000	5,059,318
China Conch Venture Holdings Ltd.	1,628,000	1,966,108
China Datang Corp. Renewable Power Co. Ltd., Class H	3,765,000	996,454
China East Education Holdings Ltd.*(a)	1,948,500	1,662,239
China Lesso Group Holdings Ltd., Class L	2,256,000	1,344,876
China Medical System Holdings Ltd.(b)	1,529,000	2,534,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
China Railway Construction Heavy Industry Corp. Ltd., Class A	229,094	$166,406
China Resources Medical Holdings Co. Ltd.(b)	1,434,000	591,397
China Southern Power Grid Technology Co. Ltd., Class A	25,725	164,892
China Suntien Green Energy Corp. Ltd., Class H(b)	8,065,000	4,082,495
China XD Electric Co. Ltd., Class A	306,500	399,595
China XLX Fertiliser Ltd.	1,522,000	1,759,877
Chinasoft International Ltd.*(b)	1,124,000	717,708
Chongqing Zongshen Power Machinery Co. Ltd., Class A	13,800	42,883
CIMC Enric Holdings Ltd.	1,352,000	1,641,472
COFCO Capital Holdings Co. Ltd., Class A	157,000	263,168
Country Garden Services Holdings Co. Ltd.	5,689,000	4,407,358
Dekon Food & Agriculture Group, Class H	58,000	522,734
Digital China Group Co. Ltd., Class A	7,800	43,481
Dong-E-E-Jiao Co. Ltd., Class A	820,000	5,765,887
Dongyue Group Ltd.	824,000	1,145,459
Dynagreen Environmental Protection Group Co. Ltd., Class H(b)	1,282,000	854,831
EEKA Fashion Holdings Ltd.*	152,000	147,831
Ever Sunshine Services Group Ltd.	4,496,000	987,751
Fufeng Group Ltd.	4,907,000	4,967,837
Fujian Funeng Co. Ltd., Class A	348,200	472,418
Geovis Technology Co. Ltd., Class A	57,946	489,805
Greentown Service Group Co. Ltd.	2,882,000	1,736,568
GRG Banking Equipment Co. Ltd., Class A	195,400	386,604
Guangshen Railway Co. Ltd., Class H	2,428,000	676,914
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	63,000	357,695
Guoquan Food Shanghai Co. Ltd., Class H(b)	2,252,000	1,035,801
Harbin Electric Co. Ltd., Class H	986,000	2,106,659
Hengan International Group Co. Ltd.	2,157,000	7,731,779
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,638,900	4,578,622
Hisense Home Appliances Group Co. Ltd., Class H(b)	994,000	2,960,226
Hisense Visual Technology Co. Ltd., Class A	638,800	2,222,088
HLA Group Corp. Ltd., Class A	176,200	152,725
Huaan Securities Co. Ltd., Class A	2,231,100	2,167,187
Hualan Biological Engineering, Inc., Class A	1,132,300	2,454,416
Huaxin Building Materials Group Co. Ltd., Class H	894,900	2,071,831
Hubei Dinglong Co. Ltd., Class A	94,100	506,903
Hubei Xingfa Chemicals Group Co. Ltd., Class A	662,100	3,280,169
Hunan Gold Corp. Ltd., Class A	95,900	289,763
Jiangsu Guoxin Corp. Ltd., Class A	117,500	124,403
Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	83,400	512,591
Jiangsu Yangnong Chemical Co. Ltd., Class A	41,700	414,554
Jiangsu Yoke Technology Co. Ltd., Class A	41,700	442,692
Jinan Acetate Chemical Co. Ltd.(b)	769,000	1,270,225
JNBY Design Ltd.	1,179,500	2,944,393
Juneyao Airlines Co. Ltd., Class A	171,300	365,181
Kinetic Development Group Ltd.(b)	9,636,000	1,658,925
Launch Tech Co. Ltd., Class H(b)	978,500	1,083,660
Lepu Medical Technology Beijing Co. Ltd., Class A	213,300	483,137
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H(b)	174,000	359,468
Levima Advanced Materials Corp., Class A	58,900	167,166
Lingbao Gold Group Co. Ltd., Class H(b)	633,000	1,456,547
Livzon Pharmaceutical Group, Inc., Class H	212,600	779,001
Maoyan Entertainment(a)	977,400	871,479
Meihua Holdings Group Co. Ltd., Class A	2,429,600	3,526,078
MicroPort NeuroScientific Corp.	233,409	326,266
Midea Real Estate Holding Ltd.*(a)(b)	1,260,600	664,028
Nanjing Iron & Steel Co. Ltd., Class A	4,616,400	3,478,859
NetDragon Websoft Holdings Ltd.	1,032,000	1,385,546
Ningbo Sanxing Medical Electric Co. Ltd., Class A	834,400	2,751,866
Onewo, Inc., Class H	177,100	418,887
Oppein Home Group, Inc., Class A	17,300	129,106
Proya Cosmetics Co. Ltd., Class A	20,000	196,219
Q Technology Group Co. Ltd.	531,000	574,423
Qilu Bank Co. Ltd., Class A	6,825,200	5,612,740
Qingdao TGOOD Electric Co. Ltd., Class A	97,200	357,609
Sany Heavy Equipment International Holdings Co. Ltd.	1,755,000	1,952,631
Sealand Securities Co. Ltd., Class A	705,400	428,498
Shaanxi Energy Investment Co. Ltd., Class A	139,500	186,068
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,738,800	2,411,354
Shanghai Chicmax Cosmetic Co. Ltd., Class H	83,900	784,727
Shanghai Conant Optical Co. Ltd., Class H	333,400	2,313,047
Shenzhen Energy Group Co. Ltd., Class A	215,200	201,019
Shenzhen Expressway Corp. Ltd., Class H	3,028,000	2,765,990
Shenzhen Huaqiang Industry Co. Ltd., Class A	53,500	188,708
Shenzhen MTC Co. Ltd., Class A	347,900	369,833
Shenzhen SC New Energy Technology Corp., Class A	71,400	977,921
Shenzhen Sunlord Electronics Co. Ltd., Class A	425,400	2,165,411
Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	2,500	44,477
Sichuan Expressway Co. Ltd., Class H	2,130,000	1,431,220
Silergy Corp.	181,000	1,103,149
Sinomine Resource Group Co. Ltd., Class A	103,600	1,165,879
Sinopec Engineering Group Co. Ltd., Class H	5,383,000	5,297,588
Skshu Paint Co. Ltd., Class A	36,900	244,610
Southwest Securities Co. Ltd., Class A	431,300	276,825
State Grid Yingda Co. Ltd., Class A	206,800	178,063
Sunresin New Materials Co. Ltd., Class A	37,100	328,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	21,732	$185,471
Suzhou Maxwell Technologies Co. Ltd., Class A	3,600	106,242
Thunder Software Technology Co. Ltd., Class A	55,500	536,716
Tian Lun Gas Holdings Ltd.(b)	514,000	227,828
Tiangong International Co. Ltd.(b)	1,636,000	647,380
Tianneng Battery Group Co. Ltd., Class A	20,681	98,428
Tong Ren Tang Technologies Co. Ltd., Class H	341,888	193,708
Tongkun Group Co. Ltd., Class A	279,000	687,912
TravelSky Technology Ltd., Class H	694,000	916,595
Wangsu Science & Technology Co. Ltd., Class A	791,400	1,162,164
Wuchan Zhongda Group Co. Ltd., Class A	1,921,100	1,533,038
Wuhan Dameng Database Co. Ltd., Class A	1,916	71,719
Xiamen Amoytop Biotech Co. Ltd., Class A	29,972	359,323
Xiamen C & D, Inc., Class A	2,330,448	3,088,367
Xiamen Faratronic Co. Ltd., Class A	18,000	270,647
Xinyi Energy Holdings Ltd.(b)	5,384,000	760,892
Xtep International Holdings Ltd.	2,595,000	1,770,341
Yifeng Pharmacy Chain Co. Ltd., Class A	124,900	388,660
Yihai International Holding Ltd.(b)	653,000	1,057,082
YSB, Inc.	164,800	113,699
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	3,032,400	3,175,788
Zhejiang Hailiang Co. Ltd., Class A	168,200	305,076
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	214,200	520,774
Zhejiang Longsheng Group Co. Ltd., Class A	4,021,200	6,141,304
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	28,900	251,407
Zhou Hei Ya International Holdings Co. Ltd.*(a)	1,434,000	302,147
Total China		183,142,003
Czech Republic — 0.6%
Colt CZ Group SE(b)	18,813	677,327
Moneta Money Bank AS(a)	1,003,200	9,426,835
Total Czech Republic		10,104,162
Hong Kong — 0.0%
Gushengtang Holdings Ltd.	209,800	760,116
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	778,074	4,265,108
India — 9.3%
360 ONE WAM Ltd.	144,101	1,907,892
Aditya Birla Sun Life Asset Management Co. Ltd.	113,802	1,019,578
Aegis Logistics Ltd.	61,950	494,611
Afcons Infrastructure Ltd.	41,439	178,381
AGI Greenpac Ltd.	23,076	192,828
AIA Engineering Ltd.	12,400	554,265
Akzo Nobel India Ltd.	20,137	711,857
Alembic Pharmaceuticals Ltd.	55,097	518,699
Alivus Life Sciences Ltd.	12,613	128,629
Alkyl Amines Chemicals	17,471	310,254
Allcargo Logistics Ltd.*	1,634,556	184,407
ALLCARGO WORLD*^	1,669,880	398,894
Allied Blenders & Distillers Ltd.	26,400	180,216
Anand Rathi Wealth Ltd.	24,839	860,140
Apar Industries Ltd.	12,108	1,127,218
Apollo Tyres Ltd.	439,743	2,446,295
Arvind Ltd.	596,762	2,105,081
Asahi India Glass Ltd.	40,107	452,925
Aster DM Healthcare Ltd.(a)	109,148	749,092
AstraZeneca Pharma India Ltd.	807	81,069
Atul Ltd.	84	5,739
Avanti Feeds Ltd.	85,432	790,784
Banco Products India Ltd.	48,667	372,992
Bandhan Bank Ltd.(a)	523,738	849,711
Bayer CropScience Ltd.	23,888	1,211,418
BEML Ltd.	22,362	462,743
Birla Corp. Ltd.	17,708	209,530
Bombay Burmah Trading Co.	18,474	388,290
Bosch Home Comfort India Ltd.	18,397	292,434
Brigade Enterprises Ltd.	64,868	638,725
Caplin Point Laboratories Ltd.	4,970	101,640
Care Ratings Ltd.	73,418	1,306,878
Castrol India Ltd.	1,038,024	2,223,774
CCL Products India Ltd.	74,477	782,395
Ceat Ltd.	12,119	514,077
Central Bank of India Ltd.	1,085,256	451,589
CESC Ltd.	2,221,257	4,141,036
Chambal Fertilisers & Chemicals Ltd.	341,406	1,831,252
Chennai Petroleum Corp. Ltd.	260,356	2,422,242
CIE Automotive India Ltd.	46,908	221,546
City Union Bank Ltd.	233,614	755,846
Computer Age Management Services Ltd.	290,491	2,394,595
Concord Biotech Ltd.	13,576	203,249
CRISIL Ltd.	31,525	1,515,792
Crompton Greaves Consumer Electricals Ltd.	396,273	1,112,155
Cyient Ltd.	142,653	1,774,128
Dalmia Bharat Refractories Ltd.*^	1,711	183
Dalmia Bharat Sugar & Industries Ltd.	80,707	269,339
DCM Shriram Ltd.	55,711	776,104
Deepak Fertilisers & Petrochemicals Corp. Ltd.	73,998	1,059,674
Dr. Lal PathLabs Ltd.(a)	28,932	477,246
EIH Ltd.	130,929	536,437
Electrosteel Castings Ltd.	407,228	355,307
Elgi Equipments Ltd.	60,343	318,065
Emami Ltd.	325,300	1,913,159
Endurance Technologies Ltd.(a)	22,370	644,598
Engineers India Ltd.	663,544	1,485,675
EPL Ltd.	279,651	669,605
FIEM Industries Ltd.	13,432	337,805
Finolex Industries Ltd.	214,138	414,579
Firstsource Solutions Ltd.	458,989	1,714,837
Force Motors Ltd.	947	216,690
Gabriel India Ltd.	60,625	681,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
Garden Reach Shipbuilders & Engineers Ltd.	20,807	$565,807
Genus Power Infrastructures Ltd.	67,634	226,953
GHCL Ltd.	119,053	747,994
Gillette India Ltd.	6,283	584,579
Gland Pharma Ltd.(a)	54,032	1,035,199
Godawari Power & Ispat Ltd.	211,530	626,192
Godrej Agrovet Ltd.(a)	116,064	737,608
Graphite India Ltd.	105,957	756,487
Gravita India Ltd.	11,256	232,661
Great Eastern Shipping Co. Ltd.	303,643	3,814,144
Greaves Cotton Ltd.	83,144	177,334
Grindwell Norton Ltd.	27,431	477,360
Gujarat Gas Ltd.	159,907	733,357
Gujarat Mineral Development Corp. Ltd.	161,005	1,072,568
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	369,761	2,031,272
Gujarat Pipavav Port Ltd.	1,349,361	2,732,820
Gujarat State Petronet Ltd.	347,747	1,184,893
Gulf Oil Lubricants India Ltd.	32,662	436,223
Hatsun Agro Product Ltd.	38,427	417,792
Hindustan Copper Ltd.	223,598	1,289,404
Indegene Ltd.	28,962	167,705
India Shelter Finance Corp. Ltd.	11,051	98,836
IndiaMart InterMesh Ltd.(a)	180	4,453
Indian Energy Exchange Ltd.(a)	289,491	432,307
Indraprastha Gas Ltd.	761,779	1,649,091
Intellect Design Arena Ltd.	38,472	415,627
International Gemmological Institute India Ltd.	99,323	370,198
Ipca Laboratories Ltd.	42,778	675,324
IRB Infrastructure Developers Ltd.	1,748,482	818,026
Jamna Auto Industries Ltd.	585,650	824,789
JB Chemicals & Pharmaceuticals Ltd.	44,526	901,474
Jindal Saw Ltd.	214,602	400,985
JK Lakshmi Cement Ltd.	55,411	479,702
JK Paper Ltd.	134,015	530,964
JK Tyre & Industries Ltd.	100,163	560,217
Jubilant Ingrevia Ltd.	82,636	646,759
Jubilant Pharmova Ltd.	4,395	52,483
Jyothy Labs Ltd.	207,358	652,093
Kajaria Ceramics Ltd.	53,578	577,332
Kalpataru Projects International Ltd.	75,735	1,013,177
Karnataka Bank Ltd.	511,759	1,170,084
Karur Vysya Bank Ltd.	810,296	2,378,525
KEC International Ltd.	53,401	438,416
Kfin Technologies Ltd.	37,385	450,054
Kirloskar Brothers Ltd.	13,642	244,398
Kirloskar Oil Engines Ltd.	55,646	754,582
KPIT Technologies Ltd.	77,255	1,007,811
KRBL Ltd.	142,560	625,726
KSB Ltd.	40,991	344,216
LG Balakrishnan & Bros Ltd.	17,922	356,827
LT Foods Ltd.	107,137	464,228
Mahanagar Gas Ltd.	139,422	1,762,332
Mahindra Lifespace Developers Ltd.	120,550	529,254
Mastek Ltd.	19,317	440,782
Mindspace Business Parks REIT(a)	505,288	2,670,320
Mishra Dhatu Nigam Ltd.(a)	66,724	254,968
MOIL Ltd.	65,360	268,008
Motherson Sumi Wiring India Ltd.	1,806,274	975,089
MPS Ltd.	14,757	333,660
Narayana Hrudayalaya Ltd.	21,615	455,005
Natco Pharma Ltd.	86,986	873,979
National Aluminium Co. Ltd.	3,158,376	11,044,550
National Fertilizers Ltd.	312,186	317,850
Nava Ltd.	222,139	1,402,342
Navin Fluorine International Ltd.	7,662	504,666
NBCC India Ltd.	981,280	1,329,453
NCC Ltd.	519,985	928,204
NESCO Ltd.	30,981	422,286
NLC India Ltd.	571,845	1,591,989
Paradeep Phosphates Ltd.(a)	149,261	273,531
Pearl Global Industries Ltd.	11,462	205,432
Quess Corp. Ltd.(a)	229,527	525,020
Railtel Corp. of India Ltd.	110,066	454,999
Rallis India Ltd.	122,554	381,791
Ramco Cements Ltd.	43,733	514,114
Rashtriya Chemicals & Fertilizers Ltd.	173,585	282,435
Ratnamani Metals & Tubes Ltd.	19,729	522,532
RBL Bank Ltd.(a)	211,433	742,890
Redington Ltd.	1,725,020	5,227,106
Relaxo Footwears Ltd.	97,779	439,943
Sarda Energy & Minerals Ltd.	20,693	119,847
Saregama India Ltd.	71,801	280,400
Sharda Cropchem Ltd.	26,202	254,530
Sharda Motor Industries Ltd.	29,432	307,928
Shipping Corp. of India Ltd.	271,444	699,936
Shyam Metalics & Energy Ltd.	20,753	195,721
Siyaram Silk Mills Ltd.	68,415	481,260
SKF India Ltd.	19,083	393,021
Sonata Software Ltd.	146,380	586,061
South Indian Bank Ltd.	1,696,049	723,109
Sumitomo Chemical India Ltd.	51,683	270,837
Supreme Petrochem Ltd.	95,350	685,319
Syngene International Ltd.(a)	38,982	282,348
Tamilnad Mercantile Bank Ltd.	131,177	749,880
Tanla Platforms Ltd.	39,896	233,261
Tata Elxsi Ltd.	31,295	1,824,683
Tata Technologies Ltd.	145,449	1,040,547
Techno Electric & Engineering Co. Ltd.	38,634	465,133
Thyrocare Technologies Ltd.(a)	113,346	562,068
Time Technoplast Ltd.	94,074	196,784
Timken India Ltd.	25,190	841,662
Transport Corp. of India Ltd.	32,086	384,835
Usha Martin Ltd.	146,737	741,200
UTI Asset Management Co. Ltd.	143,919	1,808,607
Vaibhav Global Ltd.	228,709	594,602
Vardhman Textiles Ltd.	129,072	628,347
Vedant Fashions Ltd.	68,671	444,745
V-Guard Industries Ltd.	91,274	333,089
Vinati Organics Ltd.	440	7,780
Voltamp Transformers Ltd.	6,021	526,004
VRL Logistics Ltd.	129,900	387,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
Welspun Corp. Ltd.	129,961	$1,177,581
Welspun Living Ltd.	480,974	698,723
Whirlpool of India Ltd.	1,076	10,764
Zee Entertainment Enterprises Ltd.	1,207,493	1,208,576
Zensar Technologies Ltd.	113,906	891,750
Total India		149,547,464
Indonesia — 3.0%
Avia Avian Tbk. PT	46,459,400	1,407,016
Bank BTPN Syariah Tbk. PT	4,924,900	355,892
Bank CIMB Niaga Tbk. PT	9,712,600	1,042,612
Bank Tabungan Negara Persero Tbk. PT	9,644,600	679,605
Bukit Asam Tbk. PT	19,587,800	2,713,512
Ciputra Development Tbk. PT	5,804,000	288,895
Cisarua Mountain Dairy Tbk. PT	3,915,000	1,326,522
Dharma Satya Nusantara Tbk. PT	13,426,600	1,239,998
Elnusa Tbk. PT	44,635,900	1,333,054
Erajaya Swasembada Tbk. PT	43,204,800	1,057,125
ESSA Industries Indonesia Tbk. PT	28,309,500	1,027,121
Gudang Garam Tbk. PT	1,248,000	1,047,796
Indah Kiat Pulp & Paper Tbk. PT	2,039,200	1,039,472
Indo Tambangraya Megah Tbk. PT	3,212,900	4,214,824
Indocement Tunggal Prakarsa Tbk. PT	694,900	311,507
Indosat Tbk. PT	24,944,800	3,470,581
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	9,739,770	315,411
Japfa Comfeed Indonesia Tbk. PT	18,619,700	2,925,554
Jasa Marga Persero Tbk. PT	116,800	23,885
Kalbe Farma Tbk. PT	36,872,600	2,664,557
Map Aktif Adiperkasa PT	14,079,700	565,721
Mayora Indah Tbk. PT	1,409,400	180,031
Medco Energi Internasional Tbk. PT	14,691,900	1,185,044
Medikaloka Hermina Tbk. PT	5,043,700	415,897
Mitra Keluarga Karyasehat Tbk. PT	1,029,600	146,953
Pakuwon Jati Tbk. PT	9,083,800	184,128
Perusahaan Gas Negara Tbk. PT	73,365,600	8,403,496
Raharja Energi Cepu PT	499,100	294,821
Rukun Raharja Tbk. PT	647,600	236,903
Sarana Menara Nusantara Tbk. PT	48,661,900	1,707,179
Sawit Sumbermas Sarana Tbk. PT	5,508,800	507,107
Semen Indonesia Persero Tbk. PT	8,144,100	1,289,381
Sumber Tani Agung Resources Tbk. PT	16,372,000	1,310,742
Surya Citra Media Tbk. PT	40,868,600	828,401
Triputra Agro Persada PT	17,472,800	1,571,766
Vale Indonesia Tbk. PT	3,009,800	934,076
Total Indonesia		48,246,585
Malaysia — 5.9%
Aeon Co. M Bhd.	2,459,000	654,441
Alliance Bank Malaysia Bhd.	2,553,300	3,177,468
AMMB Holdings Bhd.	6,678,100	10,696,809
Bursa Malaysia Bhd.	1,491,200	3,094,111
Carlsberg Brewery Malaysia Bhd., Class B	365,800	1,505,387
Dayang Enterprise Holdings Bhd.	980,100	408,174
Dialog Group Bhd.	4,605,400	1,906,622
Eco World Development Group Bhd.	3,908,400	2,012,951
Farm Fresh Bhd.	349,700	244,738
Fraser & Neave Holdings Bhd.	328,400	2,872,893
Frontken Corp. Bhd.	687,200	707,860
Gas Malaysia Bhd	1,626,000	1,751,015
Genting Malaysia Bhd.	9,551,100	4,801,440
Heineken Malaysia Bhd.	565,600	3,200,142
Hextar Global Bhd	1,779,800	394,731
Hibiscus Petroleum Bhd.	16,360	6,047
IJM Corp. Bhd.	5,216,500	2,918,052
Inari Amertron Bhd.	5,375,675	2,225,514
IOI Properties Group Bhd.	3,837,300	2,496,420
KPJ Healthcare Bhd.	6,354,400	4,212,256
Leong Hup International Bhd.	5,580,462	1,024,506
Malakoff Corp. Bhd	3,881,400	774,750
Malayan Cement Bhd.	404,700	763,924
Malaysian Pacific Industries Bhd.	83,900	666,569
Malaysian Resources Corp. Bhd.	3,403,800	318,739
Matrix Concepts Holdings Bhd.	5,816,000	1,863,184
MBSB Bhd.	14,108,928	2,451,157
Mr. DIY Group M Bhd.(a)	8,336,000	3,142,947
Nationgate Holdings Bhd.	1,052,100	230,746
PPB Group Bhd.	1,446,500	3,942,408
QL Resources Bhd.	2,241,100	2,093,092
Scientex Bhd.	1,339,600	1,155,397
Sime Darby Bhd.	10,778,600	5,710,692
Sime Darby Property Bhd.	4,580,100	1,568,837
Sunway Construction Group Bhd.	485,900	677,722
TIME dotCom Bhd.	3,679,300	5,068,331
United Plantations Bhd.	742,050	5,496,802
Velesto Energy Bhd.	8,940,400	605,867
ViTrox Corp. Bhd.	317,300	311,201
Westports Holdings Bhd.	3,821,100	5,338,994
Yinson Holdings Bhd.	1,399,494	813,900
Zetrix Ai Bhd.	7,141,243	1,425,433
Total Malaysia		94,732,269
Mexico — 3.9%
Alsea SAB de CV	646,819	1,937,993
Banco del Bajio SA(a)	5,430,636	13,737,052
Becle SAB de CV(b)	623,720	718,096
Bolsa Mexicana de Valores SAB de CV	3,039,100	6,257,542
FIBRA Macquarie Mexico(a)	2,531,805	4,777,894
Genomma Lab Internacional SAB de CV, Class B	1,472,433	1,465,103
Gentera SAB de CV	3,003,142	7,696,809
Grupo Aeroportuario del Centro Norte SAB de CV	924,254	12,518,901
La Comer SAB de CV	314,719	679,343
Megacable Holdings SAB de CV, Series CPO	1,577,181	4,536,934
Qualitas Controladora SAB de CV	681,905	7,079,038
Regional SAB de CV	229,974	1,824,750
Total Mexico		63,229,455
Philippines — 0.9%
Century Pacific Food, Inc.	569,900	377,786
Converge Information & Communications Technology Solutions, Inc.	4,372,700	1,138,652
DigiPlus Interactive Corp.	1,494,150	411,426
DMCI Holdings, Inc.	6,562,200	1,175,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
GT Capital Holdings, Inc.	44,170	$446,712
JG Summit Holdings, Inc.	2,933,600	1,179,274
LT Group, Inc.	3,517,100	883,572
Monde Nissin Corp.(a)	13,958,600	1,376,108
Puregold Price Club, Inc.	3,238,300	2,091,623
Robinsons Land Corp.	2,125,226	583,753
Security Bank Corp.	590,310	658,715
Semirara Mining & Power Corp.	3,388,800	1,627,223
Universal Robina Corp.	2,621,100	2,998,343
Wilcon Depot, Inc.	1,799,000	212,825
Total Philippines		15,161,648
Poland — 2.4%
Alior Bank SA	361,501	11,105,859
Asseco Poland SA	81,951	5,206,277
Bank Handlowy w Warszawie SA	36,538	1,073,212
Budimex SA(b)	47,786	8,477,390
Diagnostyka SA, Series D	25,430	1,209,538
Enea SA	540,281	2,927,424
Orange Polska SA	1,805,935	5,118,624
Text SA(b)	103,574	1,149,478
Warsaw Stock Exchange	148,796	2,690,181
Total Poland		38,957,983
Saudi Arabia — 4.1%
Abdullah Al Othaim Markets Co.(b)	441,357	721,318
Abdullah Saad Mohammed Abo Moati Stationaries Co.(b)	15,381	188,633
Al Babtain Power & Telecommunication Co.(b)	64,444	1,105,623
Al Hammadi Holding(b)	5,198	38,776
Al Hassan Ghazi Ibrahim Shaker Co.(b)	59,869	339,664
Al Majed for Oud Co.(b)	28,821	1,016,588
Al Masane Al Kobra Mining Co.	38,882	912,236
Al Moammar Information Systems Co.(b)	25,885	1,200,808
Al Yamamah Steel Industries Co.(b)	29,038	248,357
Al-Dawaa Medical Services Co.(b)	78,631	1,046,093
Aldrees Petroleum & Transport Services Co.	47,339	1,614,231
AlKhorayef Water & Power Technologies Co.(b)	14,222	509,987
Almoosa Health Co.	6,985	326,642
Almunajem Foods Co.(b)	59,418	791,437
Alujain Corp.(b)	155,501	1,120,198
Arabian Cement Co.(b)	270,400	1,530,498
Arabian Centres Co.(a)(b)	854,431	4,300,858
Arabian Pipes Co.(b)	239,265	301,729
Arriyadh Development Co.(b)	103,198	616,029
Astra Industrial Group(b)	69,523	2,626,482
Ataa Educational Co.(b)	40,442	629,682
BinDawood Holding Co.(b)	751,779	923,990
Catrion Catering Holding Co.(b)	69,599	1,490,957
City Cement Co.(b)	301,500	1,013,628
Derayah Financial Co.(b)	179,272	1,228,349
Dr Soliman Abdel Kader Fakeeh Hospital Co.	55,899	508,200
East Pipes Integrated Co. for Industry(b)	15,921	587,041
Electrical Industries Co.(b)	1,212,960	3,621,935
Gulf Insurance Group(b)	116,379	663,374
Jamjoom Pharmaceuticals Factory Co.	47,447	1,800,072
Leejam Sports Co. JSC(b)	44,885	1,190,695
Maharah Human Resources Co.(b)	484,369	831,646
Middle East Healthcare Co.(b)	31,369	272,309
Middle East Pharmaceutical Co.(b)	21,385	634,001
Middle East Specialized Cables Co.(b)	37,320	211,634
Mobile Telecommunications Co. Saudi Arabia(b)	1,126,032	3,131,202
National Co. for Glass Industries(b)	9,002	85,057
National Co. for Learning & Education*	16,891	647,125
National Gas & Industrialization Co.(b)	1,778	44,938
National Medical Care Co.	16,676	634,442
Qassim Cement Co.(b)	29,388	329,859
Retal Urban Development Co.(b)	288,839	902,526
Riyadh Cement Co.(b)	266,326	1,681,401
Saudi Cement Co.(b)	335,101	3,076,911
Saudi Ceramic Co.(b)	53,454	388,207
Saudi Chemical Co. Holding(b)	388,529	663,984
Saudi Ground Services Co.(b)	162,685	1,574,455
Saudi Manpower Solutions Co.(b)	685,125	964,450
Saudi Paper Manufacturing Co.*(b)	22,030	364,445
Saudi Steel Pipe Co.(b)	29,284	290,279
Saudia Dairy & Foodstuff Co.(b)	63,258	4,165,705
Scientific & Medical Equipment House Co.(b)	71,714	606,476
Sumou Real Estate Co.(b)	28,679	244,675
Sustained Infrastructure Holding Co.(b)	102,080	848,036
Tabuk Cement Co.	286,931	694,607
Taiba Investments Co.(b)	119,141	1,019,630
Tanmiah Food Co.(b)	17,345	264,281
Theeb Rent A Car Co.(b)	102,387	1,026,381
United Electronics Co.	127,785	2,878,808
United International Transportation Co.	81,232	1,351,412
Yamama Cement Co.(b)	239,616	1,489,774
Total Saudi Arabia		65,532,766
South Africa — 10.4%
Advtech Ltd.	812,560	1,825,685
AECI Ltd.	202,782	1,093,089
African Rainbow Minerals Ltd.	304,877	3,659,628
Astral Foods Ltd.	88,966	1,431,939
AVI Ltd.	1,415,266	9,010,897
Coronation Fund Managers Ltd.	1,754,365	4,950,761
DataTec Ltd.	432,509	2,063,358
Dis-Chem Pharmacies Ltd.(a)	211,383	446,494
DRDGOLD Ltd.	1,393,655	4,403,849
Equites Property Fund Ltd.	2,516,475	2,786,802
Foschini Group Ltd.	755,119	3,825,724
Grindrod Ltd.	2,078,336	2,132,270
Growthpoint Properties Ltd.	20,950,992	21,696,984
Investec Ltd.	1,027,816	7,578,670
JSE Ltd.	295,954	2,561,779
Life Healthcare Group Holdings Ltd.	278,770	191,623
Momentum Group Ltd.	4,449,406	10,268,273
Motus Holdings Ltd.	755,800	5,561,539
Mr. Price Group Ltd.	670,643	7,082,022
Netcare Ltd.	3,581,754	3,421,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
Old Mutual Ltd.	20,438,927	$18,378,999
Omnia Holdings Ltd.	621,734	2,956,707
PSG Financial Services Ltd.	1,566,849	2,576,743
Raubex Group Ltd.	490,985	1,320,356
Redefine Properties Ltd.	32,078,674	11,615,694
Resilient REIT Ltd.(b)	946,897	4,571,621
Reunert Ltd.	582,039	2,189,057
Santam Ltd.	128,906	3,325,339
Sun International Ltd.	621,787	1,450,336
Super Group Ltd.(b)	1,245,644	1,421,553
Telkom SA SOC Ltd.	639,784	2,278,434
Tiger Brands Ltd.	603,069	13,327,206
We Buy Cars Holdings Ltd.	123,868	357,550
Woolworths Holdings Ltd.	1,825,255	6,168,635
Total South Africa		167,931,412
South Korea — 11.5%
Ahnlab, Inc.*	11,283	470,729
Asia Cement Co. Ltd.	60,063	501,168
BGF retail Co. Ltd.	12,953	942,331
BH Co. Ltd.	17,143	191,595
Binggrae Co. Ltd.	14,060	727,132
BNK Financial Group, Inc.	1,028,344	11,328,881
Caregen Co. Ltd.	22,824	1,137,595
Cheil Worldwide, Inc.*	421,326	6,141,992
Cheryong Electric Co. Ltd.	10,808	263,344
Chong Kun Dang Pharmaceutical Corp.	11,621	668,759
CJ Corp.	31,402	3,749,362
CJ Logistics Corp.	6,086	399,664
Classys, Inc.*	11,173	422,706
Cosmax, Inc.*	5,381	608,867
Cuckoo Homesys Co. Ltd.*	37,625	628,150
Daeduck Electronics Co. Ltd.	21,457	701,555
Daesang Corp.	57,354	838,084
Daesang Holdings Co. Ltd.	43,057	292,915
Daewoong Co. Ltd.*	19,533	298,985
Daewoong Pharmaceutical Co. Ltd.*	2,898	346,621
Daishin Securities Co. Ltd.	179,195	3,358,623
DB HiTek Co. Ltd.	64,207	3,013,011
DB Securities Co. Ltd.	72,000	542,293
DIT Corp.*	19,903	201,303
DL Holdings Co. Ltd.*	20,567	537,536
DN Automotive Corp.	57,745	978,083
Dongjin Semichem Co. Ltd.	14,276	363,205
DongKook Pharmaceutical Co. Ltd., Class L	26,113	310,880
Dongsuh Cos., Inc.	148,209	2,762,425
Dongsung Finetec Co. Ltd.*	44,864	789,492
Dongwon Industries Co. Ltd.	36,119	1,050,561
Doosan Bobcat, Inc.*	94,835	3,798,535
Douzone Bizon Co. Ltd.	7,675	456,062
Echo Marketing, Inc.	76,864	570,924
Eugene Investment & Securities Co. Ltd.	119,876	286,261
F&F Co. Ltd.*	25,001	1,188,830
Grand Korea Leisure Co. Ltd.	80,322	834,695
Green Cross Corp.*	4,130	455,847
Green Cross Holdings Corp.*	48,868	540,057
GS Engineering & Construction Corp.	61,655	843,153
GS Holdings Corp.	142,114	5,554,141
HAESUNG DS Co. Ltd.*	13,851	535,560
Hana Tour Service, Inc.	64,467	2,181,643
Hancom, Inc.	29,972	477,496
Handsome Co. Ltd.	22,070	245,129
Hanil Cement Co. Ltd.	82,060	1,023,649
Hanjin Kal Corp.*	11,911	1,025,278
Hankook & Co. Co. Ltd.	106,675	1,936,449
Hanmi Pharm Co. Ltd.*	988	310,004
Hanmi Science Co. Ltd.*	20,147	506,979
Hansol Chemical Co. Ltd.	7,242	1,143,699
Hanssem Co. Ltd.*	54,180	1,735,731
Harim Holdings Co. Ltd.*	61,933	457,011
HD Hyundai Construction Equipment Co. Ltd.	22,994	1,570,657
HD Hyundai Infracore Co. Ltd.*	222,375	2,616,052
HDC Holdings Co. Ltd.	60,929	791,352
HDC Hyundai Development Co.-Engineering & Construction, Class E	59,976	911,787
Hite Jinro Co. Ltd.*	52,834	676,310
HK inno N Corp.*	11,634	398,151
HL Holdings Corp.*	23,278	724,736
HL Mando Co. Ltd.	8,203	334,259
HPSP Co. Ltd.	10,066	234,085
Hyosung Corp.*	19,580	1,559,006
Hyundai Autoever Corp.	4,499	1,036,873
Hyundai Department Store Co. Ltd.	22,054	1,356,416
Hyundai Elevator Co. Ltd.	99,547	6,101,836
Hyundai Motor Securities Co. Ltd.	45,555	250,457
Hyundai Wia Corp.	18,419	967,907
Iljin Electric Co. Ltd.	17,483	660,217
iM Financial Group Co. Ltd.	393,619	4,248,916
Innocean Worldwide, Inc.	462	5,920
Innox Advanced Materials Co. Ltd.*	16,885	266,658
ISC Co. Ltd.*	3,645	281,114
JB Financial Group Co. Ltd.	361,266	6,432,594
JS Corp.	52,189	464,450
Jusung Engineering Co. Ltd.*	10,751	206,728
JW Pharmaceutical Corp.*	30,711	543,633
JYP Entertainment Corp.*	14,347	723,052
K Car Co. Ltd.	77,590	863,398
KEPCO Engineering & Construction Co., Inc.*	6,405	400,160
KEPCO Plant Service & Engineering Co. Ltd.*	55,425	1,902,583
KG Chemical Corp.*	103,527	378,017
KG Dongbusteel	71,445	265,337
KH Vatec Co. Ltd.	32,636	253,286
KIWOOM Securities Co. Ltd.	27,925	5,611,945
Koh Young Technology, Inc.	37,160	590,722
Kolmar BNH Co. Ltd.*	43,035	382,387
Kolmar Korea Co. Ltd.*	13,177	568,041
Kolon Industries, Inc.	35,265	1,097,938
KoMiCo Ltd.*	3,412	209,379
KONA I Co. Ltd.	10,234	322,532
Korea Electric Terminal Co. Ltd.	7,912	369,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
Korea Electronic Power Industrial Development Co. Ltd.*	33,324	$241,044
Korea Gas Corp.*	54,893	1,497,549
Korea United Pharm, Inc.*	46,650	617,553
Korean Reinsurance Co.	562,192	4,503,624
Kyobo Securities Co. Ltd.	50,914	334,702
Kyung Dong Navien Co. Ltd.	7,683	296,003
LEENO Industrial, Inc.*	59,421	2,487,304
LG Innotek Co. Ltd.	8,895	1,673,350
LG Uplus Corp.	803,734	8,212,811
Lotte Rental Co. Ltd.	23,813	520,710
LS Corp.	8,538	1,184,788
LS Marine Solution Co. Ltd.	8,072	167,822
LX INTERNATIONAL Corp.	71,907	1,622,281
LX Semicon Co. Ltd.	27,785	947,994
Mcnex Co. Ltd.	25,390	508,487
MegaStudyEdu Co. Ltd.*	6,864	200,838
Misto Holdings Corp.	61,293	1,816,814
MNC Solution Co. Ltd.*	1,179	116,873
Myoung Shin Industrial Co. Ltd.*	76,053	473,566
NICE Information Service Co. Ltd.	115,289	1,360,531
NongShim Co. Ltd.*	2,925	878,180
OCI Co. Ltd.	21,452	887,535
Orion Corp.	18,747	1,375,556
Pan Ocean Co. Ltd.*	566,244	1,513,338
Paradise Co. Ltd.*	52,988	608,762
Partron Co. Ltd.	167,431	810,103
PharmaResearch Co. Ltd.	3,180	889,619
PI Advanced Materials Co. Ltd.*	30,206	327,526
Poongsan Corp.	29,010	2,144,712
Posco DX Co. Ltd.	22,414	447,331
PSK Holdings, Inc.*	4,596	147,718
PSK, Inc.*	11,533	295,420
S-1 Corp.*	56,080	2,806,822
Samsung E&A Co. Ltd.*	201,016	3,355,965
Samsung Securities Co. Ltd.	177,345	9,282,436
SAMT Co. Ltd.	231,814	667,820
Sanil Electric Co. Ltd.	3,859	348,517
Seegene, Inc.	59,943	990,346
Sejin Heavy Industries Co. Ltd.	48,614	587,195
SGC Energy Co. Ltd.*	33,143	505,008
Shinsegae, Inc.	9,459	1,621,862
SK Discovery Co. Ltd.	16,250	652,008
SK Networks Co. Ltd.	333,868	1,047,574
SL Corp.*	27,088	805,748
SM Entertainment Co. Ltd.*	9,860	924,022
SNT Energy Co. Ltd.	9,704	246,549
Soop Co. Ltd.	8,094	380,947
Soulbrain Co. Ltd.	3,156	573,997
ST Pharm Co. Ltd.*	6,255	517,577
Sungwoo Hitech Co. Ltd.*	148,158	700,396
TES Co. Ltd.	8,280	256,065
TK Corp.*	15,255	229,797
TKG Huchems Co. Ltd.*	46,898	616,603
Tokai Carbon Korea Co. Ltd.*	6,324	624,257
Unid Co. Ltd.*	10,980	512,204
Vitzrocell Co. Ltd.	33,884	414,450
Yuanta Securities Korea Co. Ltd.	182,027	466,266
Total South Korea		185,498,381
Taiwan — 22.1%
Adlink Technology, Inc.	20,000	40,229
Advanced Energy Solution Holding Co. Ltd.	44,000	1,862,478
Advanced Power Electronics Corp.(b)	146,000	418,663
Airoha Technology Corp.	70,000	985,821
Alexander Marine Co. Ltd.(b)	31,508	188,524
Allied Supreme Corp.(b)	138,000	1,014,561
Allis Electric Co. Ltd.(b)	154,037	487,792
Alltek Technology Corp.	785,240	790,976
AMPOC Far-East Co. Ltd.(b)	415,040	1,598,314
AP Memory Technology Corp.	138,000	1,967,633
Apex Dynamics, Inc.	17,000	352,763
Arcadyan Technology Corp.	415,681	2,301,952
Asia Optical Co., Inc.(b)	334,000	1,477,570
ASMedia Technology, Inc.	27,000	1,039,767
ASROCK, Inc.	118,000	931,366
AUO Corp.*(b)	7,660,000	2,986,426
Bafang Yunji International Co. Ltd., Class C(b)	54,000	327,398
Bank of Kaohsiung Co. Ltd.	647,560	253,497
Bora Pharmaceuticals Co. Ltd.(b)	70,787	1,099,411
C Sun Manufacturing Ltd.	29,000	231,203
Capital Futures Corp.(b)	460,180	746,938
Capital Securities Corp.(b)	6,361,340	4,848,876
Castles Technology Co. Ltd.	173,000	368,349
Cathay Real Estate Development Co. Ltd.	1,000,000	744,737
Century Iron & Steel Industrial Co. Ltd.	115,000	510,574
Charoen Pokphand Enterprise	417,100	1,745,633
CHC Healthcare Group(b)	125,000	153,164
Chenbro Micom Co. Ltd.	60,000	1,919,129
Cheng Loong Corp.	1,528,000	841,311
Chicony Electronics Co. Ltd.(b)	2,357,652	8,779,150
Chicony Power Technology Co. Ltd.(b)	536,625	1,569,543
China Bills Finance Corp.	1,530,000	822,934
China Steel Chemical Corp.(b)	440,726	955,218
China Wire & Cable Co. Ltd.(b)	206,000	242,580
Chinese Maritime Transport Ltd.(b)	225,000	425,359
Chin-Poon Industrial Co. Ltd.(b)	317,000	309,731
Chong Hong Construction Co. Ltd.	693,000	1,887,965
Chun Yuan Steel Industry Co. Ltd.	1,197,000	786,685
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	529,000	2,517,003
Compeq Manufacturing Co. Ltd.	2,315,000	6,859,423
Crowell Development Corp.	1,045,000	1,002,745
Cub Elecparts, Inc.(b)	13,000	38,437
Cyberlink Corp.	75,000	213,157
CyberPower Systems, Inc.(b)	102,000	686,590
Da-Li Development Co. Ltd.	434,361	742,356
Darfon Electronics Corp.(b)	607,000	578,592
Darwin Precisions Corp.(b)	823,000	318,246
Daxin Materials Corp.	79,000	872,456
Delpha Construction Co. Ltd.	623,000	560,136
Depo Auto Parts Ind Co. Ltd.(b)	193,000	856,877
Drewloong Precision, Inc.(b)	65,000	314,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
Dynamic Holding Co. Ltd.	3,050	$12,376
Elan Microelectronics Corp.	138,409	521,999
Ennoconn Corp.	160,243	1,461,136
Eternal Materials Co. Ltd.	1,571,319	2,045,383
Evergreen Aviation Technologies Corp.	174,000	786,366
Evergreen International Storage & Transport Corp.	737,000	1,353,413
Everlight Chemical Industrial Corp.(b)	465,000	283,406
Everlight Electronics Co. Ltd.	972,165	1,707,914
Far Eastern Department Stores Ltd.	2,591,841	1,814,755
Far Eastern International Bank	9,055,918	3,703,587
Farglory F T Z Investment Holding Co. Ltd.	72,857	112,229
Feng Hsin Steel Co. Ltd.	630,950	1,230,955
First Copper Technology Co. Ltd.	126,000	193,488
Flytech Technology Co. Ltd.(b)	580,000	1,694,562
Formosa International Hotels Corp.	138,000	830,095
Fositek Corp.	17,871	924,249
Foxsemicon Integrated Technology, Inc.(b)	400,197	3,534,465
Fu Hua Innovation Co. Ltd.(b)	2,030,000	1,162,935
Fulgent Sun International Holding Co. Ltd.	248,368	806,274
Fusheng Precision Co. Ltd.	69,000	561,083
G Shank Enterprise Co. Ltd.	417,103	1,149,604
Genius Electronic Optical Co. Ltd.	138,280	1,978,226
Getac Holdings Corp.(b)	1,218,292	4,536,534
Global Brands Manufacture Ltd.(b)	739,133	2,634,678
Global Mixed Mode Technology, Inc.	194,000	1,296,606
Global PMX Co. Ltd.(b)	138,000	494,104
Grape King Bio Ltd.(b)	222,988	897,757
Great Wall Enterprise Co. Ltd.(b)	1,374,259	2,226,247
Greatek Electronics, Inc.(b)	935,000	2,648,430
Highwealth Construction Corp.(b)	4,424,719	5,661,072
Hiwin Technologies Corp.	322,000	1,988,129
Holy Stone Enterprise Co. Ltd.(b)	219,900	713,859
Hong TAI Electric Industrial	417,000	456,543
Huaku Development Co. Ltd.	979,346	3,631,190
Huang Hsiang Construction Corp.	18,785	23,406
Hwang Chang General Contractor Co. Ltd.(b)	133,000	254,398
IBF Financial Holdings Co. Ltd.	6,923,537	3,646,808
Ichia Technologies, Inc.	417,000	836,110
Innolux Corp.(b)	27,211,000	14,765,760
Iron Force Industrial Co. Ltd.(b)	214,905	721,582
ITE Technology, Inc.	362,000	1,324,931
ITEQ Corp.(b)	336,000	1,213,730
ITH Corp.(b)	899,000	1,118,725
J&V Energy Technology Co. Ltd.(b)	118,000	343,254
Johnson Health Tech Co. Ltd.(b)	27,000	129,756
JPC connectivity, Inc.(b)	209,000	924,587
JSL Construction & Development Co. Ltd.(b)	25,072	39,658
Kaori Heat Treatment Co. Ltd.	58,577	1,081,290
Kindom Development Co. Ltd.	1,008,020	1,082,754
Kinik Co.	138,495	1,747,689
Kinpo Electronics(b)	1,026,000	731,446
Kinsus Interconnect Technology Corp.	134,000	678,092
Kung Long Batteries Industrial Co. Ltd.	295,000	1,173,597
L&K Engineering Co. Ltd.	263,981	4,637,657
Lai Yih Footwear Co. Ltd.(b)	154,000	1,227,765
Lelon Electronics Corp.	417,000	1,420,060
Lian HWA Food Corp.(b)	150,510	467,522
Lien Hwa Industrial Holdings Corp.(b)	1,140,681	1,726,242
Lion Travel Service Co. Ltd.	338,000	1,758,820
Lotus Pharmaceutical Co. Ltd.	143,000	1,287,981
Machvision, Inc.(b)	103,400	1,737,566
Makalot Industrial Co. Ltd.(b)	602,218	5,529,508
Marketech International Corp.	138,000	1,207,810
Mega Union Technology, Inc.	121,000	2,664,884
Merry Electronics Co. Ltd.	723,622	2,250,056
momo.com, Inc.(b)	18,100	119,532
Nan Kang Rubber Tire Co. Ltd.(b)	445,000	527,562
Nan Pao Resins Chemical Co. Ltd., Class L	143,000	1,431,343
National Aerospace Fasteners Corp.(b)	43,158	142,164
Nichidenbo Corp.(b)	966,000	3,025,235
Nien Made Enterprise Co. Ltd.	284,000	3,262,965
O-Bank Co. Ltd.(b)	3,232,000	940,166
Orient Semiconductor Electronics Ltd.(b)	265,000	472,303
Pan German Universal Motors Ltd.(b)	51,000	456,915
Pan Jit International, Inc.(b)	598,000	1,524,476
Pan-International Industrial Corp.(b)	882,000	1,395,121
Phoenix Silicon International Corp.(b)	162,000	917,745
Posiflex Technology, Inc.(b)	219,000	1,233,685
Power Wind Health Industry, Inc.(b)	95,000	456,549
Powertech Technology, Inc.	1,984,000	10,923,824
President Securities Corp.	1,067,972	812,353
Primax Electronics Ltd.	1,575,000	3,849,716
Promate Electronic Co. Ltd.(b)	938,190	1,331,719
Qisda Corp.	3,548,040	2,653,648
Rechi Precision Co. Ltd.	593,000	468,051
Ruentex Engineering & Construction Co.(b)	139,600	746,417
Sakura Development Co. Ltd.(b)	155,600	240,181
Sanyang Motor Co. Ltd.	860,000	1,680,559
Scientech Corp.(b)	29,000	308,270
SciVision Biotech, Inc.(b)	107,000	247,233
SDI Corp.(b)	37,000	91,380
Sercomm Corp.	456,488	1,156,457
Sesoda Corp.	935,000	956,708
ShenMao Technology, Inc.(b)	138,000	454,576
Shihlin Electric & Engineering Corp.(b)	208,000	1,125,380
Shin Zu Shing Co. Ltd.(b)	515,072	3,319,555
Shinkong Insurance Co. Ltd.	474,000	1,772,569
Shiny Chemical Industrial Co. Ltd.	160,764	706,081
Sigurd Microelectronics Corp.(b)	1,066,000	3,952,483
Sinbon Electronics Co. Ltd.	376,120	2,304,327
Sincere Navigation Corp.(b)	413,000	342,409
Sinon Corp.	1,529,000	2,128,984
Sitronix Technology Corp.(b)	359,000	2,050,906
Sports Gear Co. Ltd.(b)	313,000	1,050,954
Standard Foods Corp.	837,896	805,349
Stark Technology, Inc.	348,000	1,672,411
Sunonwealth Electric Machine Industry Co. Ltd.	237,000	1,210,627
Swancor Holding Co. Ltd.(b)	247,000	872,583
Symtek Automation Asia Co. Ltd.(b)	114,118	499,395
Synnex Technology International Corp.	4,277,600	7,882,530
Syscom Computer Engineering Co.(b)	210,000	354,227
Systex Corp.	41,000	153,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
TA Chen Stainless Pipe(b)	4,406,033	$4,992,116
Ta Ya Electric Wire & Cable	417,500	504,261
Taichung Commercial Bank Co. Ltd.(b)	4,972,484	3,291,726
Taiflex Scientific Co. Ltd.(b)	119,000	322,681
Taisun Enterprise Co. Ltd.	1,089,000	630,792
Taiwan Business Bank(b)	3,160,698	1,609,496
Taiwan Cogeneration Corp.	325,223	422,825
Taiwan Fertilizer Co. Ltd.	1,625,000	2,472,112
Taiwan Hon Chuan Enterprise Co. Ltd.(b)	546,608	2,104,981
Taiwan Navigation Co. Ltd.	1,166,000	1,120,708
Taiwan Paiho Ltd.	519,000	834,153
Taiwan Sakura Corp.	510,000	1,358,572
Taiwan Secom Co. Ltd.	511,000	1,756,433
Taiwan Surface Mounting Technology Corp.	830,000	2,520,074
Tatung Co. Ltd.(b)	8,458,000	8,492,860
Team Group, Inc.*(b)	138,000	830,095
Test Research, Inc.(b)	781,115	4,760,698
Thinking Electronic Industrial Co. Ltd.(b)	138,000	766,410
Tigerair Taiwan Co. Ltd.(b)	984,000	2,019,955
Ton Yi Industrial Corp.	2,562,000	1,451,396
Tong Hsing Electronic Industries Ltd.	307,214	1,305,297
Tong Yang Industry Co. Ltd.	957,685	2,956,523
Topco Scientific Co. Ltd.	416,776	3,859,958
Topkey Corp.(b)	307,000	1,577,967
Transcend Information, Inc.	694,479	4,332,136
TSRC Corp.	28,000	13,813
Ttet Union Corp.	90,000	413,902
Tung Ho Steel Enterprise Corp.	1,150,722	2,329,241
TXC Corp.(b)	1,252,549	3,205,071
U-Ming Marine Transport Corp.(b)	1,154,420	2,219,155
Union Bank of Taiwan(b)	1,038,352	639,459
Unitech Printed Circuit Board Corp.(b)	925,000	800,751
Universal Cement Corp.	1,251,365	1,194,792
UPI Semiconductor Corp.	30,000	186,184
Visco Vision, Inc.(b)	102,000	566,477
VisEra Technologies Co. Ltd.(b)	78,000	707,500
Visual Photonics Epitaxy Co. Ltd.	138,750	669,010
Vivotek, Inc.	70,000	220,111
Voltronic Power Technology Corp.	164,000	5,068,156
Waffer Technology Corp.(b)	166,500	331,193
Wah Lee Industrial Corp.	485,580	1,661,331
Walsin Lihwa Corp.(b)	3,334,000	3,374,268
Weikeng Industrial Co. Ltd.(b)	1,803,431	1,747,728
Weltrend Semiconductor(b)	138,000	209,281
Winmate, Inc.(b)	138,000	656,610
WinWay Technology Co. Ltd.(b)	39,000	3,525,087
WNC Corp. /Taiwan	415,587	1,309,435
Wowprime Corp.	73,000	504,161
WPG Holdings Ltd.	4,080,000	7,557,359
Yankey Engineering Co. Ltd.	250,750	4,453,096
Yulon Motor Co. Ltd.(b)	114,496	120,798
YungShin Global Holding Corp.	689,000	1,249,916
Zenitron Corp.	886,000	1,053,201
Zero One Technology Co. Ltd.(b)	477,000	1,715,472
Zippy Technology Corp.(b)	574,000	924,377
Total Taiwan		355,334,534
Thailand — 4.4%
Amata Corp. PCL, NVDR	2,789,300	1,469,683
Bangkok Chain Hospital PCL, NVDR(b)	5,644,200	1,863,186
Berli Jucker PCL, NVDR	3,420,300	1,563,318
Cal-Comp Electronics Thailand PCL, NVDR	3,150,700	452,029
Central Plaza Hotel PCL, NVDR	704,300	765,665
Chularat Hospital PCL, NVDR	30,086,100	1,432,444
Com7 PCL, NVDR(b)	2,144,500	1,334,144
Ditto Thailand PCL, NVDR	1,510,900	522,736
Electricity Generating PCL, NVDR	593,500	2,147,564
Erawan Group PCL, NVDR(b)	14,286,900	1,106,492
Gunkul Engineering PCL, NVDR	37,097,000	2,237,242
Home Product Center PCL, NVDR	4,669,500	985,627
Ichitan Group PCL, NVDR	5,326,400	2,265,474
KCE Electronics PCL, NVDR	1,465,300	846,483
Kiatnakin Phatra Bank PCL, NVDR(b)	1,865,700	4,026,904
Mega Lifesciences PCL, NVDR	1,659,000	1,764,053
MK Restaurants Group PCL, NVDR(b)	1,490,000	860,752
Moshi Moshi Retail Corp. PLC, NVDR	725,200	794,141
Osotspa PCL, NVDR	7,161,000	3,659,486
Precious Shipping PCL, NVDR	7,808,000	1,499,394
Prima Marine PCL, NVDR(b)	10,079,900	2,207,628
PTG Energy PCL, NVDR	6,131,800	1,381,869
Ratch Group PCL, NVDR	3,482,600	3,260,965
Sansiri PCL, NVDR(b)	66,334,200	2,821,388
SCGJWD Logistics PCL, NVDR(b)	3,288,900	772,508
SISB PCL, NVDR(b)	1,572,500	559,022
Supalai PCL, NVDR(b)	8,184,800	4,416,493
Thai Life Insurance PCL, NVDR	451,800	142,689
Thai Oil PCL, NVDR(b)	2,847,100	3,253,312
Thai Union Group PCL, NVDR	1,726,700	701,532
Thaifoods Group PCL, NVDR	14,873,500	2,105,564
Tipco Asphalt PCL, NVDR	7,100,000	3,087,446
Tisco Financial Group PCL, NVDR	2,456,600	8,616,229
TTW PCL, NVDR	7,680,900	2,206,384
WHA Corp. PCL, NVDR	30,512,100	3,176,629
Total Thailand		70,306,475
Turkey — 0.9%
Agesa Hayat ve Emeklilik AS	82,306	423,752
Albaraka Turk Katilim Bankasi AS	2,346,295	429,240
Anadolu Anonim Turk Sigorta Sirketi	2,080,563	1,123,477
Anadolu Hayat Emeklilik AS	151,506	346,464
Aselsan Elektronik Sanayi ve Ticaret AS†	1	5
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	314,869	856,722
Aygaz AS†	1	4
Celebi Hava Servisi AS	965	34,208
Cimsa Cimento Sanayi ve Ticaret AS(b)	639,645	692,289
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	2,962,072	1,409,197
Galata Wind Enerji AS	718,675	373,690
Is Yatirim Menkul Degerler AS, Class A	713,172	657,664
Logo Yazilim Sanayi ve Ticaret AS	119,647	419,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

Investments	Shares	Value
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)(b)	1,269,793	$1,286,225
Migros Ticaret AS(b)	80,644	979,801
Nuh Cimento Sanayi AS	255,517	1,325,639
Oyak Cimento Fabrikalari AS(b)	2,521,301	1,352,080
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,060,048	443,126
TAB Gida Sanayi Ve Ticaret AS	66,850	325,350
Tofas Turk Otomobil Fabrikasi AS(b)	284,449	1,635,297
Torunlar Gayrimenkul Yatirim Ortakligi AS	109,009	187,754
Turcas Holding AS	284,704	277,521
Turkiye Petrol Rafinerileri AS†	0	1
Turkiye Sigorta AS	1,431,110	393,385
Ziraat Gayrimenkul Yatirim Ortakligi AS, Class O	505,082	275,559
Total Turkey		15,247,565
United States — 0.1%
GCC SAB de CV	141,734	1,439,610
TOTAL COMMON STOCKS
(Cost: $1,281,079,986)		1,601,657,930
EXCHANGE-TRADED FUNDS — 0.4%
United States — 0.4%
WisdomTree Emerging Markets High Dividend Fund(b)(c)
(Cost: $5,247,944)	114,547	5,350,490
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d)
(Cost: $157,755)	157,755	157,755
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 6.2%
United States — 6.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)	31,440,900	31,440,900
WisdomTree Treasury Money Market Digital Fund, 3.44%(c)(d)	68,600,000	68,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $100,040,900)		100,040,900
TOTAL INVESTMENTS IN SECURITIES — 106.0% (Cost: $1,386,526,585)		1,707,207,075
Other Liabilities less Assets — (6.0)%		(95,698,448)
NET ASSETS — 100.0%		$1,611,508,627

†	Share amount represents a fractional share.
*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $399,077, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $134,200,363 and the total market value of the collateral held by the Fund was $145,859,236. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,818,336.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$—	$36,206,941	$30,938,506	$(20,491)	$102,546	$5,350,490	$467,129	$—
WisdomTree Treasury Money Market Digital Fund	—	208,200,000	139,600,000	—	—	68,600,000	—	894,659
Total	$—	$244,406,941	$170,538,506	$(20,491)	$102,546	$73,950,490	$467,129	$894,659

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
South Korea	$182,882,329	$2,616,052	$–		$185,498,381
India	149,148,387	–	399,077	*	149,547,464
Other	1,266,612,085	–	–		1,266,612,085
Exchange-Traded Fund	5,350,490	–	–		5,350,490
Mutual Fund	–	157,755	–		157,755
Investment of Cash Collateral for Securities Loaned	–	100,040,900	–		100,040,900
Total Investments in Securities	$1,603,993,291	$102,814,707	$399,077		$1,707,207,075

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Europe Defense Fund (WDEF)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 100.0%
Czech Republic — 0.4%
Colt CZ Group SE	3,686	$132,707
France — 27.7%
Airbus SE	6,326	1,474,028
Dassault Aviation SA	4,302	1,383,371
Eutelsat Communications SACA*	38,386	76,911
Exail Technologies SA*	988	94,569
Exosens SAS	8,354	475,360
Safran SA	4,309	1,505,054
Thales SA	11,961	3,228,139
Total France		8,237,432
Germany — 16.6%
Hensoldt AG	12,749	1,099,023
RENK Group AG	15,867	999,209
Rheinmetall AG	1,549	2,839,809
Total Germany		4,938,041
Italy — 10.1%
Avio SpA	2,298	79,212
Fincantieri SpA*	40,099	786,475
Leonardo SpA	36,940	2,132,767
Total Italy		2,998,454
Luxembourg — 0.4%
SES SA	20,462	132,895
Norway — 4.2%
Kitron ASA	11,321	81,595
Kongsberg Gruppen ASA	45,671	1,170,883
Total Norway		1,252,478
Spain — 2.1%
Indra Sistemas SA	10,991	626,573
Sweden — 7.8%
INVISIO AB	7,664	218,644
Mildef Group AB	7,042	91,512
Saab AB, Class B	34,255	1,997,601
Total Sweden		2,307,757
United Kingdom — 30.7%
Avon Technologies PLC	4,593	112,066
Babcock International Group PLC	81,365	1,360,339
BAE Systems PLC	129,407	2,983,368
Chemring Group PLC	46,481	295,403
Cohort PLC	7,964	97,158
Melrose Industries PLC	149,272	1,181,379
QinetiQ Group PLC	91,601	544,086
Rolls-Royce Holdings PLC	94,326	1,459,041
Senior PLC	25,139	65,868
Serco Group PLC	120,343	451,934
Smiths Group PLC	18,946	599,367
Total United Kingdom		9,150,009
TOTAL COMMON STOCKS
(Cost: $31,525,194)		29,776,346
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(a)
(Cost: $14,122)	14,122	$14,122
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $31,539,316)		29,790,468
Other Liabilities less Assets — 0.0%		(5,824)
NET ASSETS — 100.0%		$29,784,644

*	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe Defense Fund (WDEF)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$29,776,346	$–	$–	$29,776,346
Mutual Fund	–	14,122	–	14,122
Total Investments in Securities	$29,776,346	$14,122	$–	$29,790,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Europe Hedged Equity Fund (HEDJ)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.7%
Austria — 0.7%
ANDRITZ AG	120,828	$9,472,259
Palfinger AG	71,417	2,797,256
Total Austria		12,269,515
Belgium — 4.2%
Anheuser-Busch InBev SA	595,495	38,395,930
Barco NV	173,760	2,416,219
Bekaert SA	87,542	3,896,641
Fagron	115,162	2,880,869
Melexis NV	70,058	4,731,080
Solvay SA	176,865	5,641,653
Syensqo SA	88,703	7,142,395
UCB SA	35,403	9,920,767
Total Belgium		75,025,554
Brazil — 0.1%
Pluxee NV	77,335	1,217,978
Finland — 5.2%
Hiab OYJ, Class B	85,543	4,975,077
Huhtamaki OYJ	185,691	6,485,845
Kalmar OYJ, Class B	96,346	4,587,247
Kemira OYJ	274,980	6,323,369
Kone OYJ, Class B	396,769	28,220,086
Konecranes OYJ	90,461	9,976,121
Metso OYJ	691,183	12,160,168
Valmet OYJ	259,430	8,631,803
Wartsila OYJ Abp	346,392	12,367,336
Total Finland		93,727,052
France — 18.7%
Accor SA	18,960	1,073,743
Air Liquide SA	125,338	23,590,798
Airbus SE	83,799	19,526,088
BioMerieux	6,296	815,596
Cie Generale des Etablissements Michelin SCA	272,282	9,053,021
Danone SA	345,752	31,177,949
Dassault Systemes SE	83,635	2,341,688
EssilorLuxottica SA	74,291	23,549,073
Etablissements Maurel & Prom SA	11,021	71,514
Gaztransport & Technigaz SA	2,277	418,783
Hermes International SCA	9,129	22,751,148
Ipsen SA	5,533	773,290
Kering SA	15,511	5,483,288
Lectra	2,587	77,477
Legrand SA	48,825	7,296,839
L'Oreal SA	131,386	56,568,711
LVMH Moet Hennessy Louis Vuitton SE	134,770	102,091,050
Nexans SA	3,419	505,143
Opmobility	15,124	283,665
Planisware SA	1,031	28,576
Publicis Groupe SA	81,940	8,528,299
Rubis SCA	14,734	554,778
Safran SA	38,142	13,322,298
SCOR SE	105,673	3,566,856
Technip Energies NV	13,694	522,373
Valeo SE	22,901	312,936
Vallourec SACA	20,042	369,317
Vicat SACA	4,211	375,866
Total France		335,030,163
Germany — 24.3%
adidas AG	22,005	4,368,892
AIXTRON SE	9,330	189,622
BASF SE	696,302	36,333,621
Bayer AG, Registered Shares	73,572	3,197,911
Bayerische Motoren Werke AG	451,672	49,407,643
Beiersdorf AG	22,781	2,506,423
Continental AG	134,089	10,702,402
Daimler Truck Holding AG	645,734	28,302,840
Deutsche Telekom AG, Registered Shares	2,196,860	71,365,660
Eckert & Ziegler SE	9,021	161,675
Elmos Semiconductor SE	3,123	355,777
Fresenius Medical Care AG	108,045	5,172,179
GEA Group AG	53,878	3,657,413
Hannover Rueck SE	56,887	17,785,080
Heidelberg Materials AG	60,906	15,951,432
Henkel AG & Co. KGaA	101,443	7,744,086
HochTief AG	28,632	11,332,254
Hugo Boss AG	5,706	242,256
Infineon Technologies AG	181,533	8,044,094
Knorr-Bremse AG	36,705	4,101,746
Krones AG	3,526	562,363
MTU Aero Engines AG	3,610	1,506,389
SAP SE	181,430	44,395,335
Schaeffler AG	409,696	4,022,562
Siemens AG, Registered Shares	242,412	68,086,221
Siemens Healthineers AG(a)	311,550	16,436,231
Symrise AG	11,499	930,225
Talanx AG	125,865	16,822,168
Total Germany		433,684,500
Ireland — 0.7%
Glanbia PLC	331,754	5,684,682
Kerry Group PLC, Class A	83,663	7,664,129
Total Ireland		13,348,811
Italy — 5.8%
Brembo NV	545,886	6,036,108
Brunello Cucinelli SpA(b)	46,944	5,426,230
Carel Industries SpA(a)	168,639	4,862,328
DiaSorin SpA	56,249	4,533,152
El.En. SpA(b)	138,155	2,258,606
Ferrari NV	36,176	13,540,582
Ferretti SpA	535,675	1,933,927
Leonardo SpA	148,156	8,553,933
Maire SpA	387,892	5,945,058
Moncler SpA	177,203	11,429,739
Pirelli & C SpA(a)	1,624,628	11,173,513
Prysmian SpA	77,459	7,858,141
Reply SpA	33,595	4,525,565
Saipem SpA(b)	3,649,268	10,393,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe Hedged Equity Fund (HEDJ)
December 31, 2025

Investments	Shares	Value
Webuild SpA(b)	1,312,762	$5,275,951
Total Italy		103,746,103
Netherlands — 13.2%
Akzo Nobel NV	140,467	9,766,315
AMG Critical Materials NV	57,741	1,925,916
Arcadis NV	93,847	3,917,171
ASM International NV	10,060	6,115,430
ASML Holding NV	72,761	78,737,496
BE Semiconductor Industries NV	41,758	6,559,462
Corbion NV	86,776	1,892,545
Havas NV*	187,028	3,734,137
Heineken Holding NV	191,714	14,049,897
Heineken NV	288,890	23,661,876
Koninklijke Ahold Delhaize NV	532,833	21,821,158
Koninklijke Philips NV	658,004	17,959,713
Koninklijke Vopak NV	151,030	6,719,051
SBM Offshore NV	263,573	7,584,060
Universal Music Group NV	755,588	19,726,918
Wolters Kluwer NV	105,781	10,974,880
Total Netherlands		235,146,025
Portugal — 0.3%
Altri SGPS SA(b)	349,791	1,848,655
Mota-Engil SGPS SA(b)	499,463	2,902,470
Total Portugal		4,751,125
Spain — 16.7%
ACS Actividades de Construccion y Servicios SA	211,675	21,093,864
Amadeus IT Group SA	182,706	13,484,154
Banco Bilbao Vizcaya Argentaria SA	4,691,969	110,485,234
Banco Santander SA	7,142,012	84,466,554
CIE Automotive SA	212,663	7,430,425
Ebro Foods SA	271,992	5,884,106
Elecnor SA	129,698	3,724,319
Fluidra SA	214,766	5,841,694
Gestamp Automocion SA(a)	1,041,397	3,720,577
Grifols SA	500,318	6,287,306
Mapfre SA	3,755,512	18,886,459
Prosegur Cash SA(a)	1,940,980	1,445,257
Prosegur Cia de Seguridad SA	912,121	2,785,227
Puig Brands SA, Class B(b)	464,510	8,112,240
Viscofan SA	80,075	5,021,956
Total Spain		298,669,372
United States — 9.8%
Acerinox SA	402,058	5,978,017
Aegon Ltd.	1,860,842	14,511,500
Ferrovial SE	379,002	24,632,891
QIAGEN NV	6,101	278,409
Sanofi SA	770,801	74,883,740
Schneider Electric SE	105,952	29,229,871
Signify NV(a)	225,747	5,557,097
Tenaris SA	1,017,061	19,720,994
Total United States		174,792,519
TOTAL COMMON STOCKS
(Cost: $1,272,490,200)		1,781,408,717
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $270,527)	270,527	$270,527
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.3%
United States — 1.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)	7,459,304	7,459,304
WisdomTree Treasury Money Market Digital Fund, 3.44%(c)(d)	16,200,000	16,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $23,659,304)		23,659,304
TOTAL INVESTMENTS IN SECURITIES — 101.0% (Cost: $1,296,420,031)		1,805,338,548
Other Liabilities less Assets — (1.0)%		(18,078,906)
NET ASSETS — 100.0%		$1,787,259,642

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,601,103 and the total market value of the collateral held by the Fund was $32,230,187. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,570,883.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe Hedged Equity Fund (HEDJ)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$49,700,000	$33,500,000	$—	$—	$16,200,000	$86,973

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2026	372,456,985	EUR	437,458,550	USD	$–	$(5,616)
Bank of America NA	2/4/2026	446,968,789	USD	380,036,075	EUR	1,219	–
Barclays Bank PLC	1/6/2026	351,006,859	USD	301,871,272	EUR	–	(3,542,738)
Citibank NA	1/5/2026	796,000	USD	678,833	EUR	–	(1,256)
Deutsche Bank AG	1/6/2026	372,457,777	EUR	437,458,550	USD	–	(4,685)
Deutsche Bank AG	1/6/2026	351,006,860	USD	301,874,025	EUR	–	(3,545,970)
Deutsche Bank AG	2/4/2026	446,968,789	USD	380,033,975	EUR	3,689	–
HSBC Holdings PLC	1/6/2026	4,416,061	EUR	5,200,102	USD	–	(13,412)
Morgan Stanley & Co. International	1/6/2026	372,457,936	EUR	437,458,550	USD	–	(4,499)
Morgan Stanley & Co. International	2/4/2026	446,968,789	USD	380,037,045	EUR	79	–
Royal Bank of Canada	1/6/2026	372,456,665	EUR	437,458,547	USD	–	(5,988)
Royal Bank of Canada	1/6/2026	351,006,860	USD	301,870,754	EUR	–	(3,542,128)
Royal Bank of Canada	2/4/2026	446,968,786	USD	380,035,750	EUR	1,599	–
Standard Chartered Bank	1/6/2026	351,006,860	USD	301,871,013	EUR	–	(3,542,433)
UBS AG	1/6/2026	351,006,860	USD	301,886,331	EUR	–	(3,560,424)
						$6,586	$(17,769,149)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe Hedged Equity Fund (HEDJ)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,781,408,717	$–	$–	$1,781,408,717
Mutual Fund	–	270,527	–	270,527
Investment of Cash Collateral for Securities Loaned	–	23,659,304	–	23,659,304
Total Investments in Securities	$1,781,408,717	$23,929,831	$–	$1,805,338,548
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$6,586	$–	$6,586
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(17,769,149)	$–	$(17,769,149)
Total - Net	$1,781,408,717	$6,167,268	$–	$1,787,575,985

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Europe Quality Dividend Growth Fund (EUDG)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.1%
Austria — 2.3%
ANDRITZ AG	1,813	$142,129
BAWAG Group AG*(a)	2,329	352,853
Erste Group Bank AG	6,803	822,149
Kontron AG(b)	913	24,448
Raiffeisen Bank International AG	7,711	346,852
Wienerberger AG	1,891	68,004
Total Austria		1,756,435
Belgium — 0.4%
Solvay SA	3,817	121,755
Syensqo SA	1,089	87,687
UCB SA	435	121,897
Total Belgium		331,339
Brazil — 0.1%
Pluxee NV	6,976	109,868
Chile — 0.3%
Antofagasta PLC	4,461	196,749
China — 0.4%
Prosus NV*	4,451	276,272
Denmark — 3.1%
D/S Norden AS	683	27,064
ISS AS	1,459	49,829
Novo Nordisk AS, Class B	42,303	2,163,509
Pandora AS	863	96,022
Royal Unibrew AS	740	66,848
Total Denmark		2,403,272
Finland — 0.9%
Kone OYJ, Class B	5,765	410,034
Konecranes OYJ	862	95,062
Sanoma OYJ	2,685	29,957
Valmet OYJ	3,923	130,527
Total Finland		665,580
France — 15.2%
Accor SA	3,155	178,674
Air Liquide SA	4,215	793,337
Airbus SE	3,078	717,208
BioMerieux	431	55,833
Bouygues SA	8,032	418,362
Bureau Veritas SA	6,052	193,189
Cie Generale des Etablissements Michelin SCA	13,441	446,896
Dassault Aviation SA	553	177,825
Edenred SE	9,595	213,094
Eiffage SA	1,662	238,917
Etablissements Maurel & Prom SA	6,867	44,559
Hermes International SCA	330	822,421
Interparfums SA	1,572	46,562
Kering SA	987	348,914
Legrand SA	1,574	235,232
L'Oreal SA	3,922	1,688,631
LVMH Moet Hennessy Louis Vuitton SE	4,747	3,595,950
Nexans SA	415	61,315
Opmobility	3,170	59,456
Rexel SA	5,390	212,634
Safran SA	1,624	567,233
Technip Energies NV	1,706	65,077
Thales SA	1,189	320,898
Valeo SE	4,612	63,022
Vallourec SACA	8,805	162,251
Total France		11,727,490
Georgia — 0.4%
Lion Finance Group PLC	1,660	207,649
TBC Bank Group PLC	2,626	143,403
Total Georgia		351,052
Germany — 11.2%
adidas AG	813	161,414
Aurubis AG	256	37,342
Bechtle AG	1,209	62,022
Bilfinger SE	425	53,608
Continental AG	2,720	217,098
CTS Eventim AG & Co. KGaA	899	82,883
Daimler Truck Holding AG	17,523	768,042
Deutsche Lufthansa AG, Registered Shares	21,241	209,700
Deutsche Post AG, Registered Shares	22,518	1,235,834
Deutsche Telekom AG, Registered Shares	59,249	1,924,722
Deutz AG	1,890	18,867
Fielmann Group AG	922	47,158
flatexDEGIRO AG	3,138	135,402
GEA Group AG	1,507	102,300
Heidelberg Materials AG	1,209	316,640
Hensoldt AG	258	22,241
HochTief AG	615	243,411
Hugo Boss AG	1,107	46,999
Infineon Technologies AG	5,842	258,871
Knorr-Bremse AG	1,488	166,282
Krones AG	346	55,184
Nemetschek SE	353	38,473
RENK Group AG	275	17,318
Rheinmetall AG	91	166,832
RWE AG	7,808	415,039
SAP SE	4,842	1,184,822
Scout24 SE(a)	534	53,810
Sixt SE	508	42,241
Stroeer SE & Co. KGaA	1,312	57,012
Traton SE	12,732	456,070
Wacker Neuson SE	1,203	34,686
Total Germany		8,632,323
Ireland — 0.5%
Bank of Ireland Group PLC	20,728	398,633
Israel — 0.3%
Energean PLC	7,685	91,583
Plus500 Ltd.	3,444	168,155
Total Israel		259,738
Italy — 2.1%
Alerion Cleanpower SpA	1,009	21,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe Quality Dividend Growth Fund (EUDG)
December 31, 2025

Investments	Shares	Value
Brembo NV	5,138	$56,813
Brunello Cucinelli SpA(b)	393	45,427
Coca-Cola HBC AG*	3,905	201,798
DiaSorin SpA	478	38,522
Ferrari NV	699	261,634
Leonardo SpA	2,372	136,950
Maire SpA	4,118	63,115
Moltiply Group SpA	1,854	75,557
Moncler SpA	2,906	187,439
Prysmian SpA	1,172	118,898
Recordati Industria Chimica & Farmaceutica SpA	2,212	126,101
Ryanair Holdings PLC	7,407	257,060
Technogym SpA(a)	2,859	54,194
Total Italy		1,645,360
Luxembourg — 0.2%
APERAM SA	2,052	84,927
Eurofins Scientific SE	849	62,220
Total Luxembourg		147,147
Netherlands — 6.1%
Arcadis NV	882	36,815
ASM International NV	132	80,242
ASML Holding NV	1,192	1,289,909
Heineken Holding NV	3,736	273,796
ING Groep NV	66,783	1,883,184
Koninklijke BAM Groep NV	3,826	41,789
Koninklijke Heijmans NV	433	34,377
Koninklijke KPN NV	69,985	326,803
Koninklijke Vopak NV	2,090	92,980
Universal Music Group NV	16,039	418,747
Wolters Kluwer NV	2,025	210,096
Total Netherlands		4,688,738
Nigeria — 0.2%
Airtel Africa PLC(a)	31,465	150,328
Norway — 1.1%
Austevoll Seafood ASA	6,358	61,457
Borregaard ASA	2,113	41,770
Europris ASA(a)	3,774	35,844
Frontline PLC	4,368	96,308
Kongsberg Gruppen ASA	5,286	135,519
Leroy Seafood Group ASA	14,959	75,263
Mowi ASA	6,904	166,460
Norwegian Air Shuttle ASA	27,157	46,981
Stolt-Nielsen Ltd.	2,054	66,384
TOMRA Systems ASA	2,409	32,480
Veidekke ASA	4,837	85,645
Total Norway		844,111
Portugal — 0.7%
Banco Comercial Portugues SA, Class R	359,614	378,509
Corticeira Amorim SGPS SA	5,232	40,616
Jeronimo Martins SGPS SA	6,863	163,301
Total Portugal		582,426
Spain — 7.4%
Amadeus IT Group SA	3,679	271,519
Banco Bilbao Vizcaya Argentaria SA	104,352	2,457,253
Faes Farma SA	7,796	47,245
Gestamp Automocion SA(a)	7,666	27,388
Indra Sistemas SA	583	33,236
Industria de Diseno Textil SA	42,257	2,796,084
Puig Brands SA, Class B	2,064	36,046
Viscofan SA	841	52,744
Total Spain		5,721,515
Sweden — 6.5%
AAK AB	2,327	66,588
AddTech AB, Class B	1,536	54,550
Assa Abloy AB, Class B	7,829	304,793
Atea ASA*	3,112	48,685
Atlas Copco AB, Class B	12,650	204,457
Atlas Copco AB, Class A	23,572	424,581
Axfood AB	3,064	96,452
Betsson AB, Class B	3,010	48,225
Bilia AB, Class A	2,628	38,313
Billerud Aktiebolag	5,306	54,045
Bravida Holding AB(a)	4,513	43,937
Elekta AB, Class B	9,028	55,576
Epiroc AB, Class A	6,121	139,367
Epiroc AB, Class B	3,447	69,809
EQT AB	9,366	369,609
Evolution AB(a)	3,549	242,457
Granges AB	1,691	26,726
Hexpol AB	8,503	81,121
Indutrade AB	2,541	66,262
Lifco AB, Class B	1,570	59,947
Loomis AB	1,187	50,267
Munters Group AB(a)	1,605	29,928
Mycronic AB	1,946	47,126
Peab AB, Class B	5,224	48,365
Saab AB, Class B	1,180	68,813
Sandvik AB	10,995	358,517
SKF AB, Class B	5,974	159,284
Sweco AB, Class B	2,604	42,624
Tele2 AB, Class B	10,976	184,009
Thule Group AB(a)	1,907	49,605
Trelleborg AB, Class B	1,891	80,552
Volvo AB, Class B	43,560	1,398,165
Total Sweden		5,012,755
Switzerland — 3.8%
ABB Ltd., Registered Shares	7,751	579,380
Belimo Holding AG, Registered Shares	29	28,588
Geberit AG, Registered Shares	88	68,823
Kuehne & Nagel International AG, Registered Shares	1,409	304,564
Logitech International SA, Registered Shares	401	41,272
Partners Group Holding AG	333	412,924
Schindler Holding AG, Participation Certificate	129	48,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe Quality Dividend Growth Fund (EUDG)
December 31, 2025

Investments	Shares	Value
SGS SA, Registered Shares	605	$69,385
Sika AG, Registered Shares	335	68,755
Sonova Holding AG, Registered Shares	142	37,120
Straumann Holding AG, Registered Shares	316	37,278
UBS Group AG, Registered Shares	25,372	1,183,653
VAT Group AG(a)	61	29,713
Total Switzerland		2,910,173
United Kingdom — 14.8%
AJ Bell PLC	16,273	96,570
Ashtead Group PLC	2,660	181,969
AstraZeneca PLC	11,017	2,043,459
Auto Trader Group PLC(a)	5,927	46,748
B&M European Value Retail SA	48,187	109,406
BAE Systems PLC	20,777	478,996
Bridgepoint Group PLC(a)	37,082	141,551
Bytes Technology Group PLC	5,587	26,948
Centrica PLC	54,240	123,696
Coats Group PLC	38,031	43,225
Compass Group PLC	12,001	381,595
Games Workshop Group PLC	497	126,478
Halma PLC	1,509	71,810
Hiscox Ltd.	8,592	164,451
Howden Joinery Group PLC	6,485	72,616
IMI PLC	2,088	69,875
Imperial Brands PLC	19,194	805,229
Inchcape PLC	6,204	64,171
IntegraFin Holdings PLC	15,843	76,715
InterContinental Hotels Group PLC	930	130,844
International Consolidated Airlines Group SA	35,257	196,471
Intertek Group PLC	2,185	135,955
JD Sports Fashion PLC	25,611	29,095
Lancashire Holdings Ltd.	10,904	94,012
Lloyds Banking Group PLC	1,014,731	1,340,842
Man Group PLC	49,921	153,631
Marks & Spencer Group PLC	8,196	36,379
Mitie Group PLC	20,870	46,710
MONY Group PLC	16,831	41,610
Next PLC	969	178,299
RELX PLC	13,288	539,765
Rightmove PLC	5,478	38,285
Rolls-Royce Holdings PLC	30,808	476,540
Rotork PLC	12,336	53,992
RS Group PLC	9,224	77,418
Sage Group PLC	7,692	112,048
Softcat PLC	2,971	56,625
Spirax Group PLC	779	71,460
SSE PLC	15,151	444,055
Telecom Plus PLC	1,982	36,203
Unilever PLC	29,422	1,923,101
Weir Group PLC	1,878	71,890
WH Smith PLC	3,492	30,013
Total United Kingdom		11,440,751
United States — 21.1%
BP PLC	358,131	2,084,815
Experian PLC	4,825	218,254
Ferrovial SE	4,526	294,163
GSK PLC	59,805	1,467,641
Holcim AG, Registered Shares*	2,262	222,017
Nestle SA, Registered Shares	37,472	3,724,260
Novartis AG, Registered Shares	25,519	3,530,303
Roche Holding AG, Bearer Shares	724	306,324
Roche Holding AG	8,330	3,450,812
Schneider Electric SE	3,513	969,161
Total United States		16,267,750
TOTAL COMMON STOCKS
(Cost: $63,830,341)		76,519,805
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $75,153)	75,153	75,153
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $59,040)	59,040	59,040
TOTAL INVESTMENTS IN SECURITIES — 99.3% (Cost: $63,964,534)		76,653,998
Other Assets less Liabilities — 0.7%		540,186
NET ASSETS — 100.0%		$77,194,184

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $56,216 and the total market value of the collateral held by the Fund was $59,040.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe Quality Dividend Growth Fund (EUDG)
December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank Of Montreal	1/5/2026	7,242	USD	6,170	EUR	$–	$(4)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$76,519,805	$–	$–	$76,519,805
Mutual Fund	–	75,153	–	75,153
Investment of Cash Collateral for Securities Loaned	–	59,040	–	59,040
Total Investments in Securities	$76,519,805	$134,193	$–	$76,653,998
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(4)	$–	$(4)
Total - Net	$76,519,805	$134,189	$–	$76,653,994

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Europe SmallCap Dividend Fund (DFE)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 98.9%
Austria — 1.0%
Kontron AG(a)	16,040	$429,511
Palfinger AG	9,734	381,261
Porr AG	11,435	431,769
SBO AG(a)	11,128	356,138
Total Austria		1,598,679
Belgium — 3.0%
Barco NV	37,931	527,449
Bekaert SA	27,689	1,232,484
Deceuninck NV	49,737	132,307
EVS Broadcast Equipment SA	3,654	158,140
Fagron	13,065	326,831
Ion Beam Applications(a)	7,716	117,082
Kinepolis Group NV	5,257	185,222
Montea NV	12,685	1,090,527
Retail Estates NV	10,324	773,577
Tessenderlo Group SA	14,900	458,482
Total Belgium		5,002,101
Denmark — 1.2%
Cementir Holding NV	31,052	684,889
Chemometec AS	1,995	215,668
D/S Norden AS	10,891	431,557
Matas AS	6,767	133,008
Per Aarsleff Holding AS	4,038	554,942
Total Denmark		2,020,064
Finland — 3.1%
Aktia Bank OYJ	31,878	464,245
F-Secure OYJ	50,167	113,949
Harvia OYJ	4,273	215,290
Marimekko OYJ	13,796	209,663
Nokian Renkaat OYJ(a)	48,168	535,444
Oma Saastopankki OYJ(a)	11,459	164,188
Outokumpu OYJ	295,169	1,553,043
Pihlajalinna OYJ(a)	8,798	150,859
Puuilo OYJ	43,118	642,115
Raisio OYJ, Class V	39,086	120,959
Sanoma OYJ	16,110	179,744
Terveystalo OYJ(b)	66,853	767,882
Total Finland		5,117,381
France — 5.3%
ABC arbitrage	34,299	217,525
Antin Infrastructure Partners SA	33,736	447,720
Bonduelle SCA	8,518	105,042
Cie des Alpes	25,968	773,128
Derichebourg SA	32,910	262,635
Etablissements Maurel & Prom SA	128,060	830,961
GL Events SACA	13,475	472,398
IPSOS SA	23,455	943,751
Kaufman & Broad SA	14,641	514,134
Lectra	7,086	212,215
LISI SA	5,595	348,923
Louis Hachette Group	81,049	148,779
Mersen SA	8,205	229,827
Opmobility	68,295	1,280,939
Planisware SA	11,596	321,407
Pullup Entertainment(a)	6,730	123,777
Quadient SA	19,190	326,346
Television Francaise 1 SA	117,425	1,148,789
Total France		8,708,296
Germany — 6.3%
AIXTRON SE	13,791	280,286
AlzChem Group AG	1,729	314,747
Borussia Dortmund GmbH & Co. KGaA	21,432	83,064
Cancom SE	12,982	406,325
Dermapharm Holding SE	14,432	666,969
Deutz AG	27,984	279,359
Eckert & Ziegler SE	6,871	123,143
Elmos Semiconductor SE	3,520	401,004
Friedrich Vorwerk Group SE	1,434	137,428
Indus Holding AG	13,850	458,705
MLP SE	55,980	454,961
Mutares SE & Co. KGaA(a)	14,896	524,838
Nagarro SE	2,895	259,253
PNE AG(a)	6,327	75,051
ProCredit Holding AG	39,077	387,345
ProSiebenSat.1 Media SE	21,557	123,196
SAF-Holland SE	28,614	514,168
Salzgitter AG	4,054	191,115
Sirius Real Estate Ltd.	829,778	1,074,797
Softwareone Holding AG	84,208	961,922
Stroeer SE & Co. KGaA	32,716	1,421,663
SUSS MicroTec SE(a)	1,761	80,950
Vossloh AG	3,482	312,433
Wacker Neuson SE	22,034	635,301
Wuestenrot & Wuerttembergische AG	11,292	192,828
Total Germany		10,360,851
Ireland — 1.3%
C&C Group PLC	147,118	267,139
Cairn Homes PLC	294,059	718,344
COSMO Pharmaceuticals NV	5,140	682,522
Greencore Group PLC	55,916	191,033
Origin Enterprises PLC	39,448	189,489
Uniphar PLC	21,463	88,729
Total Ireland		2,137,256
Israel — 1.4%
Energean PLC(a)	188,020	2,240,661
Italy — 4.6%
Alerion Cleanpower SpA	17,629	381,789
Arnoldo Mondadori Editore SpA	168,173	417,736
Ascopiave SpA	62,676	242,913
Banco di Desio e della Brianza SpA	63,112	700,452
BasicNet SpA(a)	13,191	115,881
Datalogic SpA	18,287	99,225
Digital Value SpA(a)	2,893	97,004
El.En. SpA(a)	16,162	264,222
Equita Group SpA	29,979	220,760
Esprinet SpA	36,354	263,861
Ferretti SpA	126,278	455,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe SmallCap Dividend Fund (DFE)
December 31, 2025

Investments	Shares	Value
Fiera Milano SpA	31,050	$285,534
Fila SpA	16,837	192,996
Garofalo Health Care SpA	16,928	111,135
Gas Plus SpA	22,275	176,324
GPI SpA(a)	13,411	251,379
Immobiliare Grande Distribuzione SIIQ SpA	48,090	195,983
IMMSI SpA	141,135	91,166
Moltiply Group SpA	3,111	126,784
Orsero SpA	7,429	161,761
OVS SpA(b)	68,341	389,918
RAI Way SpA(b)	141,762	930,693
Revo Insurance SpA	4,994	112,377
Rizzoli Corriere Della Sera Mediagroup SpA	108,936	126,021
Sanlorenzo SpA(a)	10,778	383,544
Sesa SpA	1,982	209,033
Sogefi SpA	108,059	429,590
Tinexta SpA	8,740	153,868
Wiit SpA(a)	4,736	112,635
Total Italy		7,700,481
Luxembourg — 1.2%
APERAM SA	48,735	2,017,026
Netherlands — 4.6%
Acomo NV	15,160	433,544
AMG Critical Materials NV	4,456	148,627
Brunel International NV(a)	35,596	324,413
Corbion NV	23,806	519,198
Eurocommercial Properties NV	35,065	1,072,794
ForFarmers NV	61,491	319,926
Havas NV*	57,557	1,149,164
Kendrion NV	6,913	113,666
Koninklijke BAM Groep NV	82,139	897,154
Koninklijke Heijmans NV	11,033	875,941
PostNL NV(a)	346,690	431,193
Sligro Food Group NV(a)	21,584	256,028
Wereldhave NV	49,345	1,116,180
Total Netherlands		7,657,828
Norway — 14.3%
AF Gruppen ASA	16,775	312,987
Austevoll Seafood ASA	90,993	879,543
Borregaard ASA	23,966	473,767
Bouvet ASA	51,225	312,829
BW Offshore Ltd.	69,162	309,921
Deep Value Driller AS*	181,073	366,208
DOF Group ASA	228,411	2,156,882
Elkem ASA*(b)	75,467	228,043
Elmera Group ASA(b)	71,333	271,560
Elopak ASA	90,179	496,184
Europris ASA(b)	62,297	591,667
Hoegh Autoliners ASA	281,478	2,736,128
Kid ASA(b)	24,845	333,505
Kitron ASA	15,610	112,508
Klaveness Combination Carriers ASA(b)	42,282	331,990
Moreld AS*	82,943	154,426
MORROW BANK ASA	104,213	165,822
Multiconsult ASA(b)	15,538	272,655
NORBIT ASA	16,725	310,396
Norconsult Norge AS	171,100	778,587
Norwegian Air Shuttle ASA	883,030	1,527,620
Odfjell Drilling Ltd.	200,669	1,740,735
Odfjell SE, Class A	38,714	487,434
Pareto Bank ASA	26,695	241,098
Pexip Holding ASA	55,839	431,240
Reach Subsea ASA	141,739	95,974
SpareBank 1 Nord Norge	70,544	1,062,337
SpareBank 1 Oestlandet	24,047	490,745
SpareBank 1 SMN	71,920	1,469,152
Sparebanken More	10,020	116,225
Sparebanken Norge	85,640	1,681,581
Stolt-Nielsen Ltd.	42,541	1,374,896
Veidekke ASA	45,505	805,722
Wilh Wilhelmsen Holding ASA, Class A	10,150	593,694
Total Norway		23,714,061
Peru — 0.2%
Hochschild Mining PLC	46,624	322,024
Portugal — 3.9%
Altri SGPS SA(a)	130,580	690,119
Corticeira Amorim SGPS SA	80,872	627,819
CTT-Correios de Portugal SA	31,428	274,246
Martifer SGPS SA(a)	31,656	94,805
Mota-Engil SGPS SA(a)	78,048	453,551
NOS SGPS SA	429,750	2,026,451
REN - Redes Energeticas Nacionais SGPS SA	469,427	1,772,490
Semapa-Sociedade de Investimento & Gestao	18,274	448,554
Total Portugal		6,388,035
South Africa — 0.5%
Pan African Resources PLC	514,117	836,731
Spain — 5.2%
Aedas Homes SA(b)	31,999	898,192
Almirall SA	33,842	510,335
ATALAYA MINING COPPER SA	19,838	228,140
Befesa SA(b)	8,115	281,155
Construcciones y Auxiliar de Ferrocarriles SA	12,938	894,988
Elecnor SA	67,253	1,931,191
Faes Farma SA	114,872	696,143
Gestamp Automocion SA(b)	193,055	689,723
Global Dominion Access SA(b)	47,795	185,800
Grupo Empresarial San Jose SA	21,995	194,257
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	203,574	267,300
Melia Hotels International SA	46,701	434,396
Metrovacesa SA*(a)(b)	17,006	186,945
Pharma Mar SA*	1,809	159,131
Prosegur Cash SA(b)	374,850	279,114
Prosegur Cia de Seguridad SA	140,519	429,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe SmallCap Dividend Fund (DFE)
December 31, 2025

Investments	Shares	Value
Tubacex SA(a)	79,258	$310,437
Total Spain		8,576,332
Sweden — 14.7%
AcadeMedia AB(b)	35,702	383,014
AddLife AB, Class B	9,269	159,966
Addnode Group AB	14,829	155,870
Alimak Group AB(b)	30,713	483,743
Alleima AB	82,149	729,368
Alligo AB, Class B	7,967	110,792
Ambea AB(b)	15,582	238,831
AQ Group AB	7,718	165,096
Arjo AB, Class B	84,942	295,032
Atea ASA*	58,272	911,615
Attendo AB(b)	27,975	248,530
Bahnhof AB, Class B	42,788	252,955
Beijer Alma AB	12,660	408,551
Bergman & Beving AB	2,786	97,764
Betsson AB, Class B	62,764	1,005,580
Bilia AB, Class A	49,825	726,394
Billerud Aktiebolag	111,556	1,136,277
BioGaia AB, Class B	66,521	766,318
Bravida Holding AB(b)	83,011	808,157
Bufab AB	19,819	216,188
Clas Ohlson AB, Class B	18,475	608,031
Cloetta AB, Class B	136,093	597,293
Coor Service Management Holding AB(b)	26,948	143,878
Corem Property Group AB, Class B	327,012	154,163
Dios Fastigheter AB	47,956	341,510
Duni AB	22,861	260,877
Electrolux Professional AB, Class B	35,153	248,620
Elekta AB, Class B	195,859	1,205,688
Engcon AB	15,696	141,657
Fagerhult Group AB	39,589	178,431
FastPartner AB, Class A	41,539	213,805
Ferronordic AB*	12,821	60,358
Granges AB	30,760	486,151
Heba Fastighets AB, Class B	27,249	90,743
Hemnet Group AB	8,149	153,101
Intea Fastigheter AB*	17,014	121,900
INVISIO AB	3,730	106,412
Inwido AB	17,660	314,550
Lindab International AB	21,756	491,816
MIPS AB	5,523	211,723
Munters Group AB(b)	25,985	484,534
NCC AB, Class B	59,752	1,427,235
New Wave Group AB, Class B	30,508	379,249
Nolato AB, Class B	60,731	407,122
Note AB	10,881	214,580
NP3 Fastigheter AB	13,330	374,503
Nyab AB	148,510	97,140
OEM International AB, Class B	13,660	215,447
Paradox Interactive AB	20,066	353,922
Peab AB, Class B	95,901	887,876
Platzer Fastigheter Holding AB, Class B	30,041	242,771
Ratos AB, Class B	87,864	362,748
RaySearch Laboratories AB	5,520	136,521
Rejlers AB	4,546	93,496
Rusta AB	37,013	347,293
Rvrc Holding AB	28,927	209,450
Scandi Standard AB	20,097	216,474
Scandic Hotels Group AB(b)	68,150	719,290
SkiStar AB	14,104	253,354
Svedbergs Group AB	19,555	144,666
Synsam AB	49,888	365,280
Systemair AB	35,195	332,525
Troax Group AB	15,963	258,004
Truecaller AB, Class B	28,849	60,397
VBG Group AB, Class B	4,934	212,800
Zinzino AB, Class B(a)	9,919	171,292
Total Sweden		24,398,717
Switzerland — 0.7%
Comet Holding AG, Registered Shares	614	174,377
Implenia AG, Registered Shares	2,322	224,213
Landis & Gyr Group AG*	5,555	360,400
Vetropack Holding AG, Registered Shares	6,345	176,194
Zehnder Group AG	1,866	192,665
Total Switzerland		1,127,849
United Kingdom — 26.4%
Advanced Medical Solutions Group PLC	29,829	87,465
AG Barr PLC	44,772	375,776
AJ Bell PLC	142,337	844,679
Alfa Financial Software Holdings PLC(b)	129,205	368,429
Avon Technologies PLC	3,399	82,933
Baltic Classifieds Group PLC	56,126	153,249
Begbies Traynor Group PLC	83,678	127,745
Bloomsbury Publishing PLC(a)	27,730	179,777
Bodycote PLC	61,102	573,653
Brickability Group PLC	192,861	144,749
Brooks Macdonald Group PLC(a)	8,019	173,923
Bytes Technology Group PLC	120,934	583,307
Card Factory PLC	191,698	175,076
Chemring Group PLC	36,939	234,761
Chesnara PLC	185,906	752,659
City of London Investment Group PLC	47,130	238,989
Clarkson PLC	9,793	502,514
CMC Markets PLC(b)	146,579	589,497
Coats Group PLC	597,800	679,440
Cohort PLC	5,094	62,145
Costain Group PLC	43,066	92,450
Craneware PLC	7,956	206,533
Currys PLC	128,035	216,989
CVS Group PLC	5,334	92,120
DiscoverIE Group PLC	18,513	149,405
Domino's Pizza Group PLC	240,858	561,757
Dr. Martens PLC	279,013	287,469
Elementis PLC	117,052	261,352
Elixirr International PLC	14,283	158,686
Essentra PLC	67,376	87,543
Everplay Group PLC	23,684	106,400
Ferrari Group PLC	33,434	358,897
Fevertree Drinks PLC	27,551	303,501
Firstgroup PLC	249,602	639,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Europe SmallCap Dividend Fund (DFE)
December 31, 2025

Investments	Shares	Value
Fonix PLC	51,572	$116,883
Foresight Group Holdings Ltd.	91,052	526,619
Forterra PLC(b)	52,636	131,260
FRP Advisory Group PLC	105,337	189,856
Fuller Smith & Turner PLC, Class A	11,985	116,067
FW Thorpe PLC	22,133	82,909
Galliford Try Holdings PLC	52,158	364,806
Gamma Communications PLC	20,755	257,948
GB Group PLC	47,574	164,453
Genuit Group PLC	80,614	354,566
Genus PLC	8,383	292,601
Grainger PLC	313,409	768,065
Greggs PLC	44,741	1,011,005
Halfords Group PLC	138,786	262,837
Hammerson PLC	299,573	1,329,704
Hargreaves Services PLC	19,777	173,971
Harworth Group PLC	37,885	85,099
Helical PLC	34,158	86,651
Henry Boot PLC	45,088	136,453
Hill & Smith PLC	29,831	858,657
Hilton Food Group PLC	47,684	323,252
Hollywood Bowl Group PLC	82,416	305,402
Hunting PLC	48,969	244,033
IntegraFin Holdings PLC	100,955	488,842
J D Wetherspoon PLC	31,185	309,347
James Halstead PLC(a)	206,423	380,379
Johnson Service Group PLC	116,200	210,998
Jupiter Fund Management PLC	233,246	497,572
Kainos Group PLC	34,884	471,084
Keller Group PLC	22,783	510,533
Keystone Law Group PLC	13,020	109,629
Kier Group PLC	133,900	399,827
Kitwave Group PLC(a)	47,155	142,708
Lancashire Holdings Ltd.	91,867	792,056
LSL Property Services PLC	39,854	140,983
Luceco PLC(b)	55,674	98,697
Me Group International PLC	174,722	354,865
Midwich Group PLC(a)	64,823	162,174
Mitie Group PLC	419,554	939,030
MONY Group PLC	352,951	872,566
Moonpig Group PLC	46,996	128,320
Morgan Advanced Materials PLC	150,699	441,881
Morgan Sindall Group PLC	20,502	1,282,294
Mortgage Advice Bureau Holdings Ltd.	19,699	182,293
Next 15 Group PLC	42,256	182,161
Nichols PLC	11,227	144,062
Ninety One PLC	368,107	1,070,454
Norcros PLC	30,251	136,308
On the Beach Group PLC(b)	25,497	78,535
Oxford Instruments PLC	7,632	210,441
Paratus Energy Services Ltd.	101,586	444,540
PayPoint PLC	35,675	227,207
Pennon Group PLC	298,792	2,119,970
Personal Group Holdings PLC	29,923	125,976
Petronor E&P ASA*	97,561	102,524
Pets at Home Group PLC	284,939	758,849
Polar Capital Holdings PLC	87,053	622,922
PPHE Hotel Group Ltd.(a)	12,866	310,805
Premier Foods PLC	142,250	330,241
Premier Miton Group PLC	186,226	135,261
Property Franchise Group PLC	33,150	229,184
PZ Cussons PLC	205,444	204,210
Ramsdens Holdings PLC	18,859	95,124
Rank Group PLC	149,830	200,118
Renew Holdings PLC	15,614	187,124
Restore PLC(a)	29,471	104,848
S4 Capital PLC(a)	321,948	88,339
Sabre Insurance Group PLC(b)	228,858	400,173
Safestore Holdings PLC	97,863	968,801
Savills PLC	46,124	617,909
Secure Trust Bank PLC	11,278	188,860
Senior PLC	48,532	127,161
Smiths News PLC	236,516	241,139
Spire Healthcare Group PLC(b)	41,825	93,949
SSP Group PLC	189,218	524,286
Supreme PLC	40,371	81,180
Tatton Asset Management PLC	25,832	229,319
Telecom Plus PLC	42,127	769,482
Travis Perkins PLC	44,559	380,881
Tristel PLC	21,237	119,258
Vertu Motors PLC	124,891	104,822
Victorian Plumbing Group PLC(a)	89,188	87,572
Volex PLC	20,505	115,285
Volution Group PLC	26,684	231,499
Warpaint London PLC(a)	46,189	119,593
WH Smith PLC	69,748	599,475
Wickes Group PLC	122,765	388,044
Wilmington PLC	17,082	68,009
Workspace Group PLC	138,111	741,207
XPS Pensions Group PLC	76,120	347,086
YouGov PLC	38,014	131,150
Young & Co.'s Brewery PLC, Class A	12,618	125,592
Yu Group PLC(a)	7,807	158,562
Zotefoams PLC	15,556	84,322
Total United Kingdom		43,706,758
TOTAL COMMON STOCKS
(Cost: $142,547,790)		163,631,131
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $103,838)	103,838	103,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Europe SmallCap Dividend Fund (DFE)
December 31, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.7%
United States — 3.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $6,197,089)	6,197,089	$6,197,089
TOTAL INVESTMENTS IN SECURITIES — 102.7% (Cost: $148,848,717)		169,932,058
Other Liabilities less Assets — (2.7)%		(4,415,221)
NET ASSETS — 100.0%		$165,516,837

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,201,059 and the total market value of the collateral held by the Fund was $6,563,873. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $366,784.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Dividend Income
WisdomTree International MidCap Dividend Fund	$516,282	$778,778	$1,398,769	$116,272	$(12,563)	$–	^	$17,399

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$163,631,131	$–	$–	$163,631,131
Mutual Fund	–	103,838	–	103,838
Investment of Cash Collateral for Securities Loaned	–	6,197,089	–	6,197,089
Total Investments in Securities	$163,631,131	$6,300,927	$–	$169,932,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree European Opportunities Fund (OPPE)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
Australia — 2.0%
Glencore PLC*	731,364	$3,999,317
Czech Republic — 1.2%
Colt CZ Group SE	69,687	2,508,949
Denmark — 3.6%
Danske Bank AS	67,154	3,364,247
Tryg AS	148,431	3,886,056
Total Denmark		7,250,303
Finland — 4.5%
Fortum OYJ	125,832	2,686,703
Nokia OYJ	510,092	3,338,062
Nordea Bank Abp	166,687	3,148,890
Total Finland		9,173,655
France — 13.9%
Alstom SA*	110,382	3,262,993
AXA SA	43,420	2,088,741
Bureau Veritas SA	36,598	1,168,265
Cie de Saint-Gobain SA	18,726	1,912,490
Cie Generale des Etablissements Michelin SCA	94,765	3,150,813
Klepierre SA	40,854	1,618,879
Rexel SA	59,099	2,331,443
Societe Generale SA	41,135	3,319,934
Thales SA	8,882	2,397,152
TotalEnergies SE	42,957	2,804,564
Veolia Environnement SA	78,452	2,738,341
Vinci SA	10,113	1,425,860
Total France		28,219,475
Germany — 11.5%
BASF SE	51,015	2,662,005
Bayerische Motoren Werke AG	32,563	3,562,012
Deutsche Post AG, Registered Shares	47,109	2,585,440
Fresenius Medical Care AG	51,085	2,445,470
GEA Group AG	16,794	1,140,031
Heidelberg Materials AG	12,890	3,375,923
Siemens AG, Registered Shares	11,114	3,121,587
thyssenkrupp AG	409,792	4,463,395
Total Germany		23,355,863
Ireland — 1.9%
AIB Group PLC	346,733	3,746,431
Italy — 8.1%
Enel SpA	181,275	1,889,900
Eni SpA	174,321	3,304,365
Intesa Sanpaolo SpA	324,980	2,259,885
Leonardo SpA	50,217	2,899,328
Ryanair Holdings PLC	77,907	2,703,764
UniCredit SpA	40,969	3,412,391
Total Italy		16,469,633
Luxembourg — 2.4%
ArcelorMittal SA	87,276	4,006,778
Eurofins Scientific SE	12,618	924,719
Total Luxembourg		4,931,497
Norway — 1.8%
DNB Bank ASA	77,908	2,174,227
Norsk Hydro ASA	193,022	1,496,436
Total Norway		3,670,663
Poland — 5.6%
Allegro.eu SA*(a)	267,493	2,307,975
Budimex SA(b)	15,612	2,769,619
Grupa Kety SA	10,359	2,632,106
ORLEN SA	136,181	3,640,508
Total Poland		11,350,208
Portugal — 1.5%
EDP SA	634,924	2,919,364
Spain — 0.8%
Naturgy Energy Group SA	53,852	1,639,350
Sweden — 6.1%
Evolution AB(a)	30,590	2,089,815
Hexagon AB, Class B	367,811	4,368,823
Skandinaviska Enskilda Banken AB, Class A	137,158	2,902,712
Skanska AB, Class B	108,443	2,967,867
Total Sweden		12,329,217
Switzerland — 3.6%
ABB Ltd., Registered Shares	46,377	3,466,641
Kuehne & Nagel International AG, Registered Shares	6,928	1,497,532
Logitech International SA, Registered Shares	21,436	2,206,237
Total Switzerland		7,170,410
United Kingdom — 22.0%
Ashtead Group PLC	34,869	2,385,361
Associated British Foods PLC	59,162	1,692,578
BAE Systems PLC	106,305	2,450,771
Barclays PLC	585,435	3,747,817
Bunzl PLC	37,208	1,038,968
Centrica PLC	1,099,888	2,508,329
HSBC Holdings PLC	213,665	3,373,384
Imperial Brands PLC	52,978	2,222,538
International Consolidated Airlines Group SA	310,217	1,728,697
Intertek Group PLC	25,918	1,612,670
J Sainsbury PLC	530,568	2,319,331
Lloyds Banking Group PLC	2,388,595	3,156,234
NatWest Group PLC	374,899	3,286,752
Reckitt Benckiser Group PLC	29,082	2,347,786
Sage Group PLC	76,222	1,110,317
Segro PLC	153,083	1,483,334
Smiths Group PLC	91,206	2,885,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree European Opportunities Fund (OPPE)
December 31, 2025

Investments	Shares	Value
Tesco PLC	400,895	$2,382,290
Vodafone Group PLC	2,153,064	2,863,543
Total United Kingdom		44,596,054
United States — 9.3%
AP Moller - Maersk AS, Class B(b)	1,456	3,351,758
GSK PLC	73,898	1,813,489
Holcim AG, Registered Shares*	11,431	1,121,962
Novartis AG, Registered Shares	16,088	2,225,617
Roche Holding AG, Bearer Shares	2,665	1,127,558
Roche Holding AG	3,089	1,279,659
Sanofi SA	24,212	2,352,209
Schneider Electric SE	10,369	2,860,583
Shell PLC	72,458	2,670,393
Total United States		18,803,228
TOTAL COMMON STOCKS
(Cost: $182,132,017)		202,133,617
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $40,552)	40,552	40,552
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.0%
United States — 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $4,109,536)	4,109,536	4,109,536
TOTAL INVESTMENTS IN SECURITIES — 101.8% (Cost: $186,282,105)		206,283,705
Other Liabilities less Assets — (1.8)%		(3,707,455)
NET ASSETS — 100.0%		$202,576,250

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,907,540 and the total market value of the collateral held by the Fund was $4,109,536.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
CHF	Swiss franc
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
PLN	Polish zloty
SEK	Swedish krona
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree European Opportunities Fund (OPPE)
December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2026	9,452,753	CZK	459,265	USD	$18	$–
Bank of America NA	1/6/2026	11,846,675	DKK	1,862,879	USD	–	(77)
Bank of America NA	1/6/2026	20,272,369	EUR	23,810,323	USD	–	(1,428)
Bank of America NA	1/6/2026	7,486,565	GBP	10,069,901	USD	–	(100)
Bank of America NA	1/6/2026	14,523,835	NOK	1,439,921	USD	–	(43)
Bank of America NA	1/7/2026	2,540,085	CHF	3,206,599	USD	–	(433)
Bank of America NA	1/7/2026	7,543,825	PLN	2,098,325	USD	–	(20)
Bank of America NA	1/7/2026	17,528,833	SEK	1,901,658	USD	–	(236)
Bank of America NA	2/4/2026	2,431,744	USD	1,920,526	CHF	757	–
Bank of America NA	2/4/2026	156,881	USD	3,227,630	CZK	–	(8)
Bank of America NA	2/4/2026	1,328,678	USD	8,435,161	DKK	184	–
Bank of America NA	2/4/2026	11,986,557	USD	10,191,593	EUR	1,735	–
Bank of America NA	2/4/2026	3,333,516	USD	2,478,434	GBP	14	–
Bank of America NA	2/4/2026	689,965	USD	6,959,366	NOK	–	(61)
Bank of America NA	2/4/2026	712,274	USD	2,561,339	PLN	–	(29)
Bank of America NA	2/4/2026	1,547,467	USD	14,243,672	SEK	182	–
Barclays Bank PLC	1/6/2026	344,155	USD	7,162,248	CZK	–	(3,839)
Barclays Bank PLC	1/6/2026	1,395,977	USD	8,963,619	DKK	–	(13,486)
Barclays Bank PLC	1/6/2026	17,842,671	USD	15,344,970	EUR	–	(179,237)
Barclays Bank PLC	1/6/2026	7,546,051	USD	5,694,991	GBP	–	(113,994)
Barclays Bank PLC	1/6/2026	1,079,026	USD	10,913,054	NOK	–	(2,883)
Barclays Bank PLC	1/7/2026	2,402,917	USD	1,921,151	CHF	–	(22,014)
Barclays Bank PLC	1/7/2026	1,572,414	USD	5,734,415	PLN	–	(22,606)
Barclays Bank PLC	1/7/2026	1,425,038	USD	13,411,523	SEK	–	(29,763)
Citibank NA	1/6/2026	23,254	USD	480,679	CZK	–	(101)
Citibank NA	1/6/2026	94,323	USD	598,633	DKK	192	–
Citibank NA	1/6/2026	1,205,586	USD	1,024,150	EUR	2,772	–
Citibank NA	1/6/2026	509,869	USD	378,968	GBP	138	–
Citibank NA	1/6/2026	72,908	USD	737,121	NOK	–	(169)
Citibank NA	1/7/2026	162,359	USD	128,434	CHF	245	–
Citibank NA	1/7/2026	106,244	USD	381,160	PLN	225	–
Citibank NA	1/7/2026	96,286	USD	887,673	SEK	–	(3)
Deutsche Bank AG	1/6/2026	9,452,107	CZK	459,265	USD	–	(13)
Deutsche Bank AG	1/6/2026	11,846,338	DKK	1,862,879	USD	–	(130)
Deutsche Bank AG	1/6/2026	20,272,412	EUR	23,810,323	USD	–	(1,378)
Deutsche Bank AG	1/6/2026	7,486,565	GBP	10,069,901	USD	–	(100)
Deutsche Bank AG	1/6/2026	14,523,704	NOK	1,439,921	USD	–	(56)
Deutsche Bank AG	1/6/2026	344,158	USD	7,162,653	CZK	–	(3,855)
Deutsche Bank AG	1/6/2026	1,395,981	USD	8,964,203	DKK	–	(13,573)
Deutsche Bank AG	1/6/2026	17,842,672	USD	15,345,111	EUR	–	(179,402)
Deutsche Bank AG	1/6/2026	7,546,052	USD	5,694,960	GBP	–	(113,952)
Deutsche Bank AG	1/6/2026	1,079,030	USD	10,912,987	NOK	–	(2,872)
Deutsche Bank AG	1/7/2026	2,540,114	CHF	3,206,599	USD	–	(397)
Deutsche Bank AG	1/7/2026	7,543,969	PLN	2,098,325	USD	20	–
Deutsche Bank AG	1/7/2026	17,529,118	SEK	1,901,658	USD	–	(205)
Deutsche Bank AG	1/7/2026	2,402,920	USD	1,921,130	CHF	–	(21,983)
Deutsche Bank AG	1/7/2026	1,572,416	USD	5,734,500	PLN	–	(22,628)
Deutsche Bank AG	1/7/2026	1,425,040	USD	13,412,397	SEK	–	(29,856)
Deutsche Bank AG	2/4/2026	2,431,744	USD	1,920,504	CHF	785	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree European Opportunities Fund (OPPE)
December 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	2/4/2026	156,881	USD	3,227,410	CZK	$2	$–
Deutsche Bank AG	2/4/2026	1,328,678	USD	8,434,821	DKK	237	–
Deutsche Bank AG	2/4/2026	11,986,557	USD	10,191,537	EUR	1,801	–
Deutsche Bank AG	2/4/2026	3,333,516	USD	2,478,434	GBP	14	–
Deutsche Bank AG	2/4/2026	689,965	USD	6,958,648	NOK	10	–
Deutsche Bank AG	2/4/2026	712,274	USD	2,561,312	PLN	–	(22)
Deutsche Bank AG	2/4/2026	1,547,467	USD	14,243,208	SEK	232	–
Goldman Sachs	1/6/2026	2,420,160	CZK	116,270	USD	1,319	–
Goldman Sachs	1/6/2026	3,020,876	DKK	471,615	USD	3,395	–
Goldman Sachs	1/6/2026	5,170,501	EUR	6,027,930	USD	44,567	–
Goldman Sachs	1/6/2026	1,913,873	GBP	2,549,342	USD	24,912	–
Goldman Sachs	1/6/2026	3,701,563	NOK	364,537	USD	2,432	–
Goldman Sachs	1/6/2026	46,508	USD	956,502	CZK	34	–
Goldman Sachs	1/6/2026	188,646	USD	1,195,928	DKK	595	–
Goldman Sachs	1/6/2026	2,411,172	USD	2,046,420	EUR	7,753	–
Goldman Sachs	1/6/2026	1,019,737	USD	754,946	GBP	4,297	–
Goldman Sachs	1/6/2026	145,815	USD	1,458,194	NOK	1,251	–
Goldman Sachs	1/7/2026	649,553	CHF	811,797	USD	8,087	–
Goldman Sachs	1/7/2026	1,928,260	PLN	531,221	USD	5,122	–
Goldman Sachs	1/7/2026	4,477,778	SEK	481,432	USD	4,290	–
Goldman Sachs	1/7/2026	324,719	USD	255,909	CHF	1,704	–
Goldman Sachs	1/7/2026	212,489	USD	761,366	PLN	716	–
Goldman Sachs	1/7/2026	192,573	USD	1,762,348	SEK	1,404	–
HSBC Holdings PLC	1/6/2026	46,508	USD	965,831	CZK	–	(419)
HSBC Holdings PLC	1/6/2026	188,646	USD	1,200,692	DKK	–	(154)
HSBC Holdings PLC	1/6/2026	2,411,172	USD	2,054,416	EUR	–	(1,638)
HSBC Holdings PLC	1/6/2026	1,019,737	USD	761,364	GBP	–	(4,336)
HSBC Holdings PLC	1/6/2026	145,815	USD	1,481,623	NOK	–	(1,072)
HSBC Holdings PLC	1/7/2026	324,719	USD	257,325	CHF	–	(84)
HSBC Holdings PLC	1/7/2026	212,489	USD	761,606	PLN	649	–
HSBC Holdings PLC	1/7/2026	192,573	USD	1,786,353	SEK	–	(1,200)
JPMorgan Chase Bank NA	1/6/2026	116,270	USD	2,428,206	CZK	–	(1,710)
JPMorgan Chase Bank NA	1/6/2026	471,615	USD	3,024,740	DKK	–	(4,003)
JPMorgan Chase Bank NA	1/6/2026	6,027,930	USD	5,177,827	EUR	–	(53,171)
JPMorgan Chase Bank NA	1/6/2026	2,549,342	USD	1,915,141	GBP	–	(26,618)
JPMorgan Chase Bank NA	1/6/2026	364,537	USD	3,698,400	NOK	–	(2,119)
JPMorgan Chase Bank NA	1/7/2026	811,797	USD	653,663	CHF	–	(13,275)
JPMorgan Chase Bank NA	1/7/2026	531,221	USD	1,938,528	PLN	–	(7,978)
JPMorgan Chase Bank NA	1/7/2026	481,432	USD	4,528,792	SEK	–	(9,824)
Morgan Stanley & Co. International	1/6/2026	9,452,144	CZK	459,265	USD	–	(12)
Morgan Stanley & Co. International	1/6/2026	11,846,301	DKK	1,862,879	USD	–	(136)
Morgan Stanley & Co. International	1/6/2026	20,272,421	EUR	23,810,323	USD	–	(1,368)
Morgan Stanley & Co. International	1/6/2026	7,486,565	GBP	10,069,901	USD	–	(100)
Morgan Stanley & Co. International	1/6/2026	14,523,881	NOK	1,439,921	USD	–	(38)
Morgan Stanley & Co. International	1/7/2026	2,540,120	CHF	3,206,599	USD	–	(389)
Morgan Stanley & Co. International	1/7/2026	7,543,867	PLN	2,098,325	USD	–	(9)
Morgan Stanley & Co. International	1/7/2026	17,529,069	SEK	1,901,658	USD	–	(210)
Morgan Stanley & Co. International	2/4/2026	2,431,744	USD	1,920,550	CHF	727	–
Morgan Stanley & Co. International	2/4/2026	156,881	USD	3,227,314	CZK	7	–
Morgan Stanley & Co. International	2/4/2026	1,328,678	USD	8,435,027	DKK	205	–
Morgan Stanley & Co. International	2/4/2026	11,986,557	USD	10,191,619	EUR	1,704	–
Morgan Stanley & Co. International	2/4/2026	3,333,516	USD	2,478,435	GBP	12	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree European Opportunities Fund (OPPE)
December 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	2/4/2026	689,965	USD	6,959,337	NOK	$–	$(58)
Morgan Stanley & Co. International	2/4/2026	712,274	USD	2,561,353	PLN	–	(33)
Morgan Stanley & Co. International	2/4/2026	1,547,467	USD	14,243,906	SEK	156	–
Royal Bank of Canada	1/6/2026	9,451,779	CZK	459,262	USD	–	(26)
Royal Bank of Canada	1/6/2026	11,846,100	DKK	1,862,879	USD	–	(168)
Royal Bank of Canada	1/6/2026	20,272,349	EUR	23,810,320	USD	–	(1,449)
Royal Bank of Canada	1/6/2026	7,486,558	GBP	10,069,899	USD	–	(108)
Royal Bank of Canada	1/6/2026	14,523,279	NOK	1,439,921	USD	–	(98)
Royal Bank of Canada	1/6/2026	344,158	USD	7,162,592	CZK	–	(3,852)
Royal Bank of Canada	1/6/2026	1,395,981	USD	8,963,410	DKK	–	(13,449)
Royal Bank of Canada	1/6/2026	17,842,672	USD	15,344,945	EUR	–	(179,206)
Royal Bank of Canada	1/6/2026	7,546,052	USD	5,694,979	GBP	–	(113,977)
Royal Bank of Canada	1/6/2026	1,079,030	USD	10,912,890	NOK	–	(2,863)
Royal Bank of Canada	1/7/2026	2,540,112	CHF	3,206,597	USD	–	(397)
Royal Bank of Canada	1/7/2026	7,543,665	PLN	2,098,325	USD	–	(65)
Royal Bank of Canada	1/7/2026	17,528,651	SEK	1,901,656	USD	–	(253)
Royal Bank of Canada	1/7/2026	2,402,920	USD	1,921,115	CHF	–	(21,965)
Royal Bank of Canada	1/7/2026	1,572,416	USD	5,734,507	PLN	–	(22,629)
Royal Bank of Canada	1/7/2026	1,425,040	USD	13,411,217	SEK	–	(29,728)
Royal Bank of Canada	2/4/2026	2,431,744	USD	1,920,550	CHF	727	–
Royal Bank of Canada	2/4/2026	156,881	USD	3,227,319	CZK	7	–
Royal Bank of Canada	2/4/2026	1,328,676	USD	8,435,073	DKK	196	–
Royal Bank of Canada	2/4/2026	11,986,555	USD	10,191,583	EUR	1,745	–
Royal Bank of Canada	2/4/2026	3,333,516	USD	2,478,430	GBP	19	–
Royal Bank of Canada	2/4/2026	689,962	USD	6,959,125	NOK	–	(40)
Royal Bank of Canada	2/4/2026	712,271	USD	2,561,274	PLN	–	(14)
Royal Bank of Canada	2/4/2026	1,547,465	USD	14,243,444	SEK	205	–
Standard Chartered Bank	1/6/2026	344,158	USD	7,161,721	CZK	–	(3,810)
Standard Chartered Bank	1/6/2026	1,395,981	USD	8,963,594	DKK	–	(13,478)
Standard Chartered Bank	1/6/2026	17,842,672	USD	15,344,958	EUR	–	(179,222)
Standard Chartered Bank	1/6/2026	7,546,052	USD	5,695,035	GBP	–	(114,052)
Standard Chartered Bank	1/6/2026	1,079,030	USD	10,913,202	NOK	–	(2,894)
Standard Chartered Bank	1/7/2026	2,402,920	USD	1,921,101	CHF	–	(21,947)
Standard Chartered Bank	1/7/2026	1,572,416	USD	5,734,774	PLN	–	(22,704)
Standard Chartered Bank	1/7/2026	1,425,040	USD	13,411,764	SEK	–	(29,788)
UBS Group AG	1/6/2026	344,158	USD	7,161,938	CZK	–	(3,821)
UBS Group AG	1/6/2026	1,395,981	USD	8,963,485	DKK	–	(13,461)
UBS Group AG	1/6/2026	17,842,672	USD	15,345,737	EUR	–	(180,136)
UBS Group AG	1/6/2026	7,546,052	USD	5,694,936	GBP	–	(113,919)
UBS Group AG	1/6/2026	1,079,030	USD	10,912,987	NOK	–	(2,872)
UBS Group AG	1/7/2026	2,402,920	USD	1,921,094	CHF	–	(21,938)
UBS Group AG	1/7/2026	1,572,416	USD	5,734,540	PLN	–	(22,638)
UBS Group AG	1/7/2026	1,425,040	USD	13,411,542	SEK	–	(29,763)
						$127,800	$(2,077,636)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree European Opportunities Fund (OPPE)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$202,133,617	$–	$–	$202,133,617
Mutual Fund	–	40,552	–	40,552
Investment of Cash Collateral for Securities Loaned	–	4,109,536	–	4,109,536
Total Investments in Securities	$202,133,617	$4,150,088	$–	$206,283,705
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$127,800	$–	$127,800
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(2,077,636)	$–	$(2,077,636)
Total - Net	$202,133,617	$2,200,252	$–	$204,333,869

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree GeoAlpha Opportunities Fund (GEOA)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
Brazil — 3.9%
Beverages — 1.6%
Ambev SA	5,287	$13,372
Broadline Retail — 0.7%
MercadoLibre, Inc.*	3	6,043
Hotels, Restaurants & Leisure — 1.6%
Arcos Dorados Holdings, Inc., Class A	1,780	13,065
Total Brazil		32,480
France — 1.9%
Aerospace & Defense — 0.8%
Thales SA	24	6,477
Machinery — 1.1%
Alstom SA*	310	9,164
Total France		15,641
Germany — 3.4%
Chemicals — 1.7%
BASF SE	274	14,297
Construction Materials — 1.7%
Heidelberg Materials AG	53	13,881
Total Germany		28,178
India — 8.2%
Aerospace & Defense — 2.4%
Hindustan Aeronautics Ltd.	200	9,766
ideaForge Technology Ltd.*	1,904	9,931
Total Aerospace & Defense		19,697
Automobiles — 2.1%
Mahindra & Mahindra Ltd.	422	17,415
Metals & Mining — 1.6%
Hindalco Industries Ltd.	1,355	13,368
Oil, Gas & Consumable Fuels — 2.1%
Reliance Industries Ltd.	963	16,826
Total India		67,306
Italy — 1.9%
Aerospace & Defense — 1.9%
Leonardo SpA	272	15,704
Japan — 15.9%
Broadline Retail — 1.3%
Rakuten Group, Inc.*	1,700	10,889
Capital Markets — 1.6%
SBI Holdings, Inc.	600	12,919
Industrial Conglomerates — 1.1%
Hitachi Ltd.	300	9,382
Machinery — 2.1%
Mitsubishi Heavy Industries Ltd.	700	17,149
Metals & Mining — 1.2%
Nippon Steel Corp.	2,500	10,237
Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	370	9,855
Semiconductors & Semiconductor Equipment — 3.3%
Tokyo Electron Ltd.	124	27,150
Trading Companies & Distributors — 4.1%
Hanwa Co. Ltd.	300	13,723
Sumitomo Corp.	575	19,853
Total Trading Companies & Distributors		33,576
Total Japan		131,157
Mexico — 1.6%
Construction Materials — 1.6%
Cemex SAB de CV, Series CPO	11,334	13,030
Norway — 0.4%
Diversified Telecommunication Services — 0.4%
Telenor ASA	222	3,229
Poland — 5.5%
Broadline Retail — 1.2%
Allegro.eu SA*(a)	1,160	10,009
Construction & Engineering — 0.9%
Budimex SA	43	7,628
Metals & Mining — 1.0%
Grupa Kety SA	31	7,877
Oil, Gas & Consumable Fuels — 1.2%
ORLEN SA	382	10,212
Software — 1.2%
Asseco Poland SA	153	9,720
Total Poland		45,446
South Korea — 2.8%
Chemicals — 1.2%
LG Chem Ltd.	42	9,709
Interactive Media & Services — 1.2%
Kakao Corp.	241	10,054
Machinery — 0.4%
Doosan Bobcat, Inc.*	88	3,525
Total South Korea		23,288
Sweden — 2.4%
Communications Equipment — 2.4%
Telefonaktiebolaget LM Ericsson, Class B	2,038	20,029
United States — 52.0%
Aerospace & Defense — 1.6%
L3Harris Technologies, Inc.	46	13,504
Air Freight & Logistics — 2.6%
United Parcel Service, Inc., Class B	219	21,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree GeoAlpha Opportunities Fund (GEOA)
December 31, 2025

Investments	Shares	Value
Automobiles — 0.4%
Harley-Davidson, Inc.	148	$3,033
Banks — 1.2%
Truist Financial Corp.	212	10,433
Beverages — 2.3%
Brown-Forman Corp., Class B(b)	530	13,812
Constellation Brands, Inc., Class A	38	5,242
Total Beverages		19,054
Chemicals — 0.1%
Solstice Advanced Materials, Inc.*	12	583
Construction Materials — 3.2%
CRH PLC	112	13,978
Vulcan Materials Co.	43	12,264
Total Construction Materials		26,242
Consumer Staples Distribution & Retail — 3.6%
Casey's General Stores, Inc.	23	12,712
Kroger Co.	269	16,807
Total Consumer Staples Distribution & Retail		29,519
Containers & Packaging — 0.8%
Ball Corp.	130	6,886
Electric Utilities — 1.4%
Entergy Corp.	127	11,739
Ground Transportation — 2.6%
Union Pacific Corp.	94	21,744
Household Products — 1.8%
Church & Dwight Co., Inc.	91	7,631
Kimberly-Clark Corp.	71	7,163
Total Household Products		14,794
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	46	8,974
Insurance — 1.8%
Allstate Corp.	70	14,571
Interactive Media & Services — 10.0%
Alphabet, Inc., Class A	128	40,064
Meta Platforms, Inc., Class A	64	42,246
Total Interactive Media & Services		82,310
IT Services — 2.5%
International Business Machines Corp.	71	21,031
Leisure Products — 1.1%
Polaris, Inc.(b)	140	8,855
Machinery — 5.9%
Cummins, Inc.	10	5,105
Deere & Co.	37	17,226
Oshkosh Corp.	110	13,819
Stanley Black & Decker, Inc.	165	12,256
Total Machinery		48,406
Metals & Mining — 1.2%
Commercial Metals Co.	143	9,898
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	62	9,449
Exxon Mobil Corp.	79	9,507
Marathon Petroleum Corp.	100	16,263
Total Oil, Gas & Consumable Fuels		35,219
Specialty Retail — 1.1%
CarMax, Inc.*	232	8,964
Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.*	57	11,845
Total United States		429,327
TOTAL COMMON STOCKS (COST: $777,474)		824,815
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $670)	670	670
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $778,144)		825,485
Other Liabilities less Assets — 0.0%		(132)
NET ASSETS — 100.0%		$825,353

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,667 and the total market value of the collateral held by the Fund was $23,440, which was entirely composed of non-cash U.S. Government securities.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree GeoAlpha Opportunities Fund (GEOA)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$824,815	$–	$–	$824,815
Mutual Fund	–	670	–	670
Total Investments in Securities	$824,815	$670	$–	$825,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Global Defense Fund (WDGF)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 100.0%
Australia — 0.5%
Aerospace & Defense — 0.3%
Austal Ltd.*	1,227	$5,474
DroneShield Ltd.*	2,254	4,630
Total Aerospace & Defense		10,104
Construction & Engineering — 0.2%
Ventia Services Group Pty. Ltd.	2,444	9,697
Total Australia		19,801
Canada — 0.7%
Aerospace & Defense — 0.7%
CAE, Inc.*	600	18,252
MDA Space Ltd.*	342	6,647
Total Canada		24,899
Czech Republic — 0.1%
Aerospace & Defense — 0.1%
Colt CZ Group SE	65	2,340
France — 6.2%
Aerospace & Defense — 6.2%
Dassault Aviation SA	223	71,709
Exosens SAS	151	8,592
Thales SA	578	155,996
Total France		236,297
Germany — 6.0%
Aerospace & Defense — 5.5%
Hensoldt AG	336	28,965
Rheinmetall AG	100	183,331
Total Aerospace & Defense		212,296
Machinery — 0.5%
RENK Group AG	285	17,948
Total Germany		230,244
India — 6.7%
Aerospace & Defense — 6.7%
Bharat Dynamics Ltd.	1,051	17,148
Bharat Electronics Ltd.	21,210	94,299
Data Patterns India Ltd.	162	4,734
Garden Reach Shipbuilders & Engineers Ltd.	332	9,028
Hindustan Aeronautics Ltd.	1,930	94,240
Mazagon Dock Shipbuilders Ltd.	1,153	31,945
Zen Technologies Ltd.	260	3,958
Total Aerospace & Defense		255,352
Communications Equipment — 0.0%
Astra Microwave Products Ltd.	208	2,271
Total India		257,623
Israel — 2.1%
Aerospace & Defense — 2.1%
Aryt Industries Ltd.	290	4,155
Elbit Systems Ltd.	131	75,680
Total Israel		79,835
Italy — 2.8%
Aerospace & Defense — 2.5%
Leonardo SpA	1,666	96,188
Machinery — 0.3%
Fincantieri SpA*	610	11,964
Total Italy		108,152
Norway — 1.1%
Aerospace & Defense — 1.1%
Kongsberg Gruppen ASA	1,622	41,584
Singapore — 1.0%
Aerospace & Defense — 1.0%
Singapore Technologies Engineering Ltd.	6,100	39,939
South Korea — 5.0%
Aerospace & Defense — 4.1%
Hanwha Aerospace Co. Ltd.*	136	88,838
Hanwha Systems Co. Ltd.*	595	22,469
Korea Aerospace Industries Ltd.	301	23,904
LIG Nex1 Co. Ltd.*	72	21,042
Total Aerospace & Defense		156,253
Machinery — 0.7%
Hyundai Rotem Co. Ltd.	191	24,913
STX Engine Co. Ltd.*	166	3,918
Total Machinery		28,831
Metals & Mining — 0.2%
Poongsan Corp.	80	5,915
Total South Korea		190,999
Sweden — 2.5%
Aerospace & Defense — 2.5%
INVISIO AB	135	3,851
Mildef Group AB	108	1,404
Saab AB, Class B	1,519	88,581
Total Sweden		93,836
Taiwan — 0.2%
Aerospace & Defense — 0.1%
Aerospace Industrial Development Corp.	2,300	3,704
Machinery — 0.1%
CSBC Corp. Taiwan*	3,600	2,292
Total Taiwan		5,996
United Kingdom — 9.3%
Aerospace & Defense — 9.1%
Avon Technologies PLC	86	2,098
Babcock International Group PLC	1,386	23,173
BAE Systems PLC	8,299	191,327
Chemring Group PLC	662	4,207
Melrose Industries PLC	2,424	19,184
QinetiQ Group PLC	1,397	8,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Global Defense Fund (WDGF)
December 31, 2025

Investments	Shares	Value
Rolls-Royce Holdings PLC	6,427	$99,413
Total Aerospace & Defense		347,700
Commercial Services & Supplies — 0.2%
Serco Group PLC	1,880	7,060
Total United Kingdom		354,760
United States — 55.8%
Aerospace & Defense — 46.1%
AAR Corp.*	70	5,795
AeroVironment, Inc.*	139	33,623
ATI, Inc.*	372	42,691
Boeing Co.*	937	203,441
BWX Technologies, Inc.	257	44,420
Cadre Holdings, Inc.	110	4,492
Curtiss-Wright Corp.	104	57,332
Ducommun, Inc.*	26	2,473
General Dynamics Corp.	554	186,510
HEICO Corp.	299	96,753
Huntington Ingalls Industries, Inc.	111	37,748
Intuitive Machines, Inc.*	329	5,340
Kratos Defense & Security Solutions, Inc.*	471	35,754
L3Harris Technologies, Inc.	530	155,592
Leonardo DRS, Inc.	726	24,749
Loar Holdings, Inc.*	170	11,560
Lockheed Martin Corp.	397	192,017
Mercury Systems, Inc.*	168	12,266
Moog, Inc., Class A	60	14,613
National Presto Industries, Inc.	15	1,601
Northrop Grumman Corp.	335	191,020
Red Cat Holdings, Inc.*	326	2,585
Redwire Corp.*(a)	466	3,542
Rocket Lab Corp.*	927	64,668
RTX Corp.	1,067	195,688
TransDigm Group, Inc.	71	94,419
V2X, Inc.*	91	4,964
Woodward, Inc.	111	33,558
Total Aerospace & Defense		1,759,214
Communications Equipment — 0.2%
Viasat, Inc.*	254	8,753
Electronic Equipment, Instruments & Components — 0.3%
TTM Technologies, Inc.*	198	13,662
IT Services — 0.2%
BigBear.ai Holdings, Inc.*(a)	1,226	6,620
Machinery — 0.2%
ESCO Technologies, Inc.	50	9,770
Professional Services — 4.0%
Amentum Holdings, Inc.*	691	20,039
BlackSky Technology, Inc.*(a)	100	1,875
Booz Allen Hamilton Holding Corp.	226	19,065
CACI International, Inc., Class A*	64	34,100
KBR, Inc.	342	13,748
Leidos Holdings, Inc.	241	43,477
Planet Labs PBC*(a)	685	13,508
Science Applications International Corp.	88	8,858
Total Professional Services		154,670
Software — 4.8%
Palantir Technologies, Inc., Class A*	1,002	178,105
PAR Technology Corp.*(a)	70	2,540
Total Software		180,645
Total United States		2,133,334
TOTAL COMMON STOCKS (COST: $3,783,166)		3,819,639
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $586)	586	586
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $11,786)	11,786	11,786
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $3,795,538)		3,832,011
Other Liabilities less Assets — (0.3)%		(11,680)
NET ASSETS — 100.0%		$3,820,331

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,983 and the total market value of the collateral held by the Fund was $27,069. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,283.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Global Defense Fund (WDGF)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,819,639	$–	$–	$3,819,639
Mutual Fund	–	586	–	586
Investment of Cash Collateral for Securities Loaned	–	11,786	–	11,786
Total Investments in Securities	$3,819,639	$12,372	$–	$3,832,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Growth Fund (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund) (DNL)

December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 2.9%
Aristocrat Leisure Ltd.	45,406	$1,761,631
Brambles Ltd.	105,979	1,622,631
CSL Ltd.	34,225	3,940,380
Northern Star Resources Ltd.	101,108	1,802,240
Pro Medicus Ltd.	7,641	1,125,421
REA Group Ltd.	9,413	1,151,149
Sigma Healthcare Ltd.	871,797	1,709,192
WiseTech Global Ltd.	22,862	1,043,708
Total Australia		14,156,352
Austria — 0.2%
Verbund AG	12,015	874,883
Brazil — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	26,204	637,876
PRIO SA*	26,694	201,773
TOTVS SA	21,494	165,056
Vibra Energia SA	44,562	205,987
WEG SA	11,008	97,449
Total Brazil		1,308,141
Canada — 11.5%
Alimentation Couche-Tard, Inc.	73,876	4,039,938
Brookfield Asset Management Ltd., Class A	123,912	6,499,561
Canadian Natural Resources Ltd.	165,277	5,605,492
Celestica, Inc.*	9,097	2,694,491
Cenovus Energy, Inc.	136,178	2,306,805
Constellation Software, Inc.	1,518	3,656,046
Dollarama, Inc.	23,107	3,458,085
Imperial Oil Ltd.	38,052	3,291,779
Lundin Gold, Inc.	16,800	1,397,436
Shopify, Inc., Class A*	81,954	13,213,083
Suncor Energy, Inc.	93,379	4,150,026
Thomson Reuters Corp.	34,871	4,607,831
Tourmaline Oil Corp.	22,770	1,022,761
Total Canada		55,943,334
China — 12.3%
Advanced Micro-Fabrication Equipment, Inc. China, Class A^	2,478	96,820
Akeso, Inc.*(a)	29,000	421,019
ANTA Sports Products Ltd.	60,400	625,068
BYD Co. Ltd., Class H	229,300	2,808,987
BYD Co. Ltd., Class A	8,900	124,601
BYD Electronic International Co. Ltd.	4,000	17,288
Contemporary Amperex Technology Co. Ltd., Class A	35,400	1,862,621
Eoptolink Technology, Inc. Ltd., Class A	9,900	611,138
Fuyao Glass Industry Group Co. Ltd., Class H(a)	20,000	172,673
H World Group Ltd.	72,800	345,130
Hygon Information Technology Co. Ltd., Class A	9,160	294,500
Kuaishou Technology(a)	139,500	1,146,146
Li Auto, Inc., Class A*(b)	63,600	529,898
Meituan, Class B*(a)	310,600	4,122,179
NAURA Technology Group Co. Ltd., Class A	3,900	256,508
Nongfu Spring Co. Ltd., Class H(a)	121,300	729,966
Pop Mart International Group Ltd.(a)(b)	40,000	964,605
Prosus NV*	137,485	8,533,654
Shenzhen Inovance Technology Co. Ltd., Class A	9,500	102,527
Sungrow Power Supply Co. Ltd., Class A	13,800	338,162
Tencent Holdings Ltd.	354,500	27,281,493
Victory Giant Technology Huizhou Co. Ltd., Class A	4,500	185,404
WuXi AppTec Co. Ltd., Class H(a)	16,100	204,159
Xiaomi Corp., Class B*(a)	985,200	4,974,415
Zhongji Innolight Co. Ltd., Class A	11,100	970,064
Zijin Mining Group Co. Ltd., Class H	294,000	1,346,957
ZTO Express Cayman, Inc.	24,900	519,210
Total China		59,585,192
Denmark — 3.1%
Coloplast AS, Class B	10,332	887,698
DSV AS	14,485	3,678,419
Genmab AS*	3,759	1,198,109
Novo Nordisk AS, Class B	183,754	9,397,759
Total Denmark		15,161,985
Finland — 0.2%
Metso OYJ	57,470	1,011,085
France — 10.1%
Aeroports de Paris SA(b)	6,707	877,502
Hermes International SCA	6,338	15,795,462
LVMH Moet Hennessy Louis Vuitton SE	28,853	21,856,742
Safran SA	25,193	8,799,451
Sartorius Stedim Biotech	5,621	1,386,333
Total France		48,715,490
Germany — 2.8%
Daimler Truck Holding AG	48,886	2,142,697
Hensoldt AG	6,731	580,244
Infineon Technologies AG	81,417	3,607,752
Nemetschek SE	7,460	813,058
Rheinmetall AG	2,880	5,279,954
Traton SE(b)	35,234	1,262,108
Total Germany		13,685,813
Hong Kong — 0.3%
Techtronic Industries Co. Ltd.	133,500	1,541,935
Hungary — 0.3%
OTP Bank Nyrt	12,105	1,299,700
India — 1.3%
Adani Enterprises Ltd.	13,531	337,178
Adani Green Energy Ltd.*	11,949	134,952
Adani Power Ltd.*	181,697	289,063
APL Apollo Tubes Ltd.	7,244	154,262
CG Power & Industrial Solutions Ltd.	20,313	146,427
Coforge Ltd.	21,178	391,847
Cummins India Ltd.	4,424	218,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Growth Fund (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund) (DNL)

December 31, 2025

Investments	Shares	Value
Dixon Technologies India Ltd.	1,258	$169,386
Eicher Motors Ltd.	6,156	500,846
FSN E-Commerce Ventures Ltd.*	19,369	57,140
HDFC Asset Management Co. Ltd.(a)	28,922	859,879
LTIMindtree Ltd.(a)	4,018	271,065
Max Healthcare Institute Ltd.	32,166	374,020
Persistent Systems Ltd.	4,588	320,162
Polycab India Ltd.	1,869	158,433
Solar Industries India Ltd.	982	133,862
Suzlon Energy Ltd.*	464,555	272,233
Titan Co. Ltd.	19,564	881,888
Trent Ltd.	504	23,995
Tube Investments of India Ltd.	1,156	33,622
TVS Motor Co. Ltd.	9,316	385,557
Varun Beverages Ltd.	18,458	100,598
Total India		6,214,683
Indonesia — 0.0%
Chandra Asri Pacific Tbk. PT	501,900	210,693
Ireland — 0.2%
Kingspan Group PLC	12,743	1,109,731
Italy — 2.3%
Ferrari NV	11,485	4,298,806
Moncler SpA	19,555	1,261,314
PRADA SpA	158,900	918,674
Prysmian SpA	18,146	1,840,894
Recordati Industria Chimica & Farmaceutica SpA	15,210	867,089
Ryanair Holdings PLC	62,172	2,157,680
Total Italy		11,344,457
Japan — 13.0%
Advantest Corp.	48,800	6,113,037
Asics Corp.	53,600	1,284,047
Chugai Pharmaceutical Co. Ltd.	111,700	5,874,147
Daiichi Sankyo Co. Ltd.	120,300	2,569,552
Disco Corp.	7,000	2,151,201
Fast Retailing Co. Ltd.	23,100	8,391,426
Fujikura Ltd.	22,600	2,514,555
Hoya Corp.	23,800	3,596,306
Keyence Corp.	16,400	5,930,345
Obic Co. Ltd.	39,000	1,224,651
Oriental Land Co. Ltd.	134,600	2,488,999
Recruit Holdings Co. Ltd.	118,800	6,705,309
Renesas Electronics Corp.*	144,000	1,965,996
Shin-Etsu Chemical Co. Ltd.	134,200	4,172,105
Subaru Corp.	57,400	1,243,249
Tokyo Electron Ltd.	31,300	6,853,271
Total Japan		63,078,196
Macau — 0.3%
Sands China Ltd.	650,000	1,636,796
Mexico — 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	34,160	898,787
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,649	85,333
Total Mexico		984,120
Netherlands — 7.1%
Adyen NV*(a)	1,801	2,908,380
Argenx SE*	3,402	2,863,960
ASM International NV	2,794	1,698,460
ASML Holding NV	21,465	23,228,108
BE Semiconductor Industries NV	4,968	780,387
Universal Music Group NV	116,042	3,029,629
Total Netherlands		34,508,924
New Zealand — 0.2%
Xero Ltd.*	12,130	922,295
Norway — 1.2%
Aker BP ASA	39,915	1,016,587
Equinor ASA	150,968	3,547,135
Kongsberg Gruppen ASA	54,248	1,390,774
Total Norway		5,954,496
Philippines — 0.1%
International Container Terminal Services, Inc.	30,510	294,041
Poland — 0.1%
CD Projekt SA	1,638	109,802
Dino Polska SA*(a)	15,374	176,823
Total Poland		286,625
Portugal — 0.2%
Jeronimo Martins SGPS SA	48,384	1,151,267
Russia — 0.0%
Evraz PLC*^	243,480	0
GMK Norilskiy Nickel PAO, ADR*^	12	0
GMK Norilskiy Nickel PAO*^	1,620,900	0
LUKOIL PJSC, ADR*^	2,107	0
LUKOIL PJSC*^	68,533	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	54,588	0
Novatek PJSC*^	97,470	0
PhosAgro PJSC*^	8,504	0
PhosAgro PJSC, GDR*^(c)	166	0
Total Russia		0
Saudi Arabia — 0.2%
ACWA Power Co.*	11,958	579,600
Dr. Sulaiman Al Habib Medical Services Group Co.	4,495	307,992
Elm Co.	157	31,309
Total Saudi Arabia		918,901
Singapore — 0.3%
STMicroelectronics NV	55,845	1,474,072
South Africa — 0.9%
Bid Corp. Ltd.	16,792	427,522
Capitec Bank Holdings Ltd.	4,486	1,125,101
Clicks Group Ltd.	5,022	102,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Growth Fund (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund) (DNL)

December 31, 2025

Investments	Shares	Value
Gold Fields Ltd.	47,516	$2,081,040
Harmony Gold Mining Co. Ltd.	24,617	500,778
Total South Africa		4,236,448
South Korea — 1.0%
Alteogen, Inc.*	2,094	653,398
APR Corp.*	547	87,714
Hanwha Aerospace Co. Ltd.*	1,654	1,080,430
HD Hyundai Electric Co. Ltd.	1,275	685,051
Hyosung Heavy Industries Corp.*	104	128,579
Hyundai Rotem Co. Ltd.	3,035	395,874
Krafton, Inc.*	1,096	187,162
LG Energy Solution Ltd.*	1,734	443,566
LIG Nex1 Co. Ltd.*	324	94,689
Samsung Biologics Co. Ltd.*(a)	613	721,277
Samsung Episholdings Co. Ltd.*	324	167,111
Samyang Foods Co. Ltd.	235	200,816
Total South Korea		4,845,667
Spain — 2.8%
Amadeus IT Group SA	27,212	2,008,313
Industria de Diseno Textil SA	173,369	11,471,574
Total Spain		13,479,887
Sweden — 2.2%
Atlas Copco AB, Class A	261,606	4,712,075
Boliden AB*	20,411	1,140,685
Epiroc AB, Class A	75,823	1,726,390
Evolution AB(a)	12,920	882,655
Investment AB Latour, Class B	41,216	1,007,733
Lifco AB, Class B	28,703	1,095,962
Total Sweden		10,565,500
Switzerland — 5.1%
Belimo Holding AG, Registered Shares	855	842,859
Cie Financiere Richemont SA, Class A, Registered Shares	32,049	6,959,963
Partners Group Holding AG	1,668	2,068,341
Sandoz Group AG	27,509	2,008,357
Sika AG, Registered Shares	8,749	1,795,629
Straumann Holding AG, Registered Shares	9,524	1,123,525
UBS Group AG, Registered Shares	197,272	9,203,122
VAT Group AG(a)	1,947	948,371
Total Switzerland		24,950,167
Taiwan — 9.1%
Accton Technology Corp.	30,000	1,131,427
Asia Vital Components Co. Ltd.	17,000	816,983
Bizlink Holding, Inc.	4,000	193,504
Elite Material Co. Ltd.	13,000	680,607
Fortune Electric Co. Ltd.	10,250	249,558
Global Unichip Corp.	4,000	270,524
Gold Circuit Electronics Ltd.	16,000	349,835
Jentech Precision Industrial Co. Ltd.	4,000	349,453
King Slide Works Co. Ltd.	2,000	238,698
Lotes Co. Ltd.	7,337	302,395
PharmaEssentia Corp.	8,000	119,667
Taiwan Semiconductor Manufacturing Co. Ltd.	774,000	38,182,079
United Integrated Services Co. Ltd.	4,000	120,813
Wiwynn Corp.(b)	6,000	856,447
Total Taiwan		43,861,990
Thailand — 0.3%
Delta Electronics Thailand PCL, NVDR	220,600	1,211,357
Turkey — 0.2%
Akbank TAS	51,550	83,749
Aselsan Elektronik Sanayi ve Ticaret AS(b)	106,327	573,409
BIM Birlesik Magazalar AS	22,921	286,219
Turk Hava Yollari AO	8,957	55,976
Turkiye Petrol Rafinerileri AS	11,895	51,053
Total Turkey		1,050,406
United Kingdom — 6.0%
Ashtead Group PLC	25,637	1,753,807
AstraZeneca PLC	80,229	14,881,063
InterContinental Hotels Group PLC	10,236	1,440,125
International Consolidated Airlines Group SA	293,303	1,634,443
Next PLC	7,389	1,359,597
Rolls-Royce Holdings PLC	507,765	7,854,145
Total United Kingdom		28,923,180
United States — 1.1%
Experian PLC	55,241	2,498,772
Ferrovial SE	43,182	2,806,575
Total United States		5,305,347
TOTAL COMMON STOCKS
(Cost: $442,031,830)		481,803,156
RIGHTS — 0.0%
India — 0.0%
Adani Enterprises Ltd.*^
(Cost: $0)	1,553	7,188
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*^
(Cost: $0)	545	0
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree Emerging Markets High Dividend Fund(d)	62	2,896
WisdomTree International Equity Fund(d)	39	2,682
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,629)		5,578
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(e)
(Cost: $50,132)	50,132	50,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Growth Fund (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund) (DNL)

December 31, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(e)
(Cost: $381,584)	381,584	$381,584
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost: $442,468,175)		482,247,638
Other Assets less Liabilities — 0.5%		2,251,475
NET ASSETS — 100.0%		$484,499,113

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $104,008, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,570,932 and the total market value of the collateral held by the Fund was $4,806,252. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,424,668.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Growth Fund (formerly, WisdomTree Global ex-U.S. Quality Dividend Growth Fund) (DNL)

December 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Dividend Income	Securities Lending |Income
WisdomTree Emerging Markets High Dividend Fund	$104,569	$—	$104,186	$2,251	$262	$2,896		$403	$—
WisdomTree International Equity Fund	161,670	—	162,575	9,737	(6,150)	2,682		741	—
WisdomTree Treasury Money Market Digital Fund	—	10,300,000	10,300,000	—	—	—	^	—	7,408
Total	$266,239	$10,300,000	$10,566,761	$11,988	$(5,888)	$5,578		$1,144	$7,408

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$59,488,372	$–	$96,820	*	$59,585,192
Russia	–	–	0	*	0
Other	422,217,964	–	–		422,217,964
Rights	–	–	7,188	*	7,188
Warrants	–	–	0	*	0
Exchange-Traded Funds	5,578	–	–		5,578
Mutual Fund	–	50,132	–		50,132
Investment of Cash Collateral for Securities Loaned	–	381,584	–		381,584
Total Investments in Securities	$481,711,914	$431,716	$104,008		$482,247,638

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.5%
Australia — 3.0%
ANZ Group Holdings Ltd.	14,828	$359,332
APA Group	4,963	29,687
ASX Ltd.	336	11,526
Aurizon Holdings Ltd.	8,231	20,034
Bank of Queensland Ltd.	2,255	9,819
Bendigo & Adelaide Bank Ltd.	805	5,647
BHP Group Ltd.	26,837	814,100
Dexus	3,743	17,297
GPT Group	6,371	23,027
Insurance Australia Group Ltd.	1,474	7,844
Medibank Pvt Ltd.	4,406	14,074
Mirvac Group	11,748	16,060
National Australia Bank Ltd.	12,021	339,165
Origin Energy Ltd.	8,878	68,024
QBE Insurance Group Ltd.	1,338	17,747
Rio Tinto Ltd.	2,146	210,108
Rio Tinto PLC	9,071	731,325
Scentre Group	35,217	98,635
Stockland	12,154	46,441
Suncorp Group Ltd.	2,112	24,858
Super Retail Group Ltd.	678	7,248
Telstra Group Ltd.	87,653	284,658
Transurban Group	17,864	169,278
Ventia Services Group Pty. Ltd.	5,317	21,097
Vicinity Ltd.	35,339	60,328
Westpac Banking Corp.	13,006	334,780
Total Australia		3,742,139
Austria — 0.2%
ANDRITZ AG	153	11,994
BAWAG Group AG*(a)	298	45,148
Erste Group Bank AG	798	96,439
EVN AG	582	18,558
Raiffeisen Bank International AG	414	18,622
Verbund AG	617	44,928
Total Austria		235,689
Belgium — 0.3%
Ageas SA	57	4,003
Bekaert SA	532	23,680
Colruyt Group NV	1,817	67,220
KBC Group NV	2,339	305,608
Proximus SADP	655	5,443
Solvay SA	487	15,535
Warehouses De Pauw CVA	693	18,003
Total Belgium		439,492
Brazil — 0.2%
Ambev SA	3,753	9,492
Banco Bradesco SA	2,873	8,179
Banco Santander Brasil SA	1,072	6,663
BB Seguridade Participacoes SA	2,246	14,817
Cia de Sanena do Parana	923	6,768
Energisa SA	1,004	8,643
Engie Brasil Energia SA	1,982	11,349
Klabin SA	2,195	7,514
Localiza Rent a Car SA	1,741	13,843
Lojas Renner SA	3,787	9,295
Multiplan Empreendimentos Imobiliarios SA	5,298	26,346
Rumo SA	3,963	10,675
Suzano SA	2,326	21,839
Telefonica Brasil SA	3,835	23,165
TIM SA	3,100	12,072
Transmissora Alianca de Energia Eletrica SA	937	7,201
Vibra Energia SA	1,793	8,288
Total Brazil		206,149
Canada — 4.4%
Atco Ltd., Class I	817	33,604
Bank of Montreal	2,511	326,526
Bank of Nova Scotia	6,324	467,028
Brookfield Infrastructure Corp., Class A	694	31,547
Brookfield Renewable Corp.	448	17,207
Canadian Imperial Bank of Commerce	4,959	450,154
Canadian Natural Resources Ltd.	14,488	491,371
Canadian Tire Corp. Ltd., Class A	556	70,553
Canadian Utilities Ltd., Class A	229	7,139
Capital Power Corp.	320	13,668
Choice Properties Real Estate Investment Trust	1,624	17,546
Dream Industrial Real Estate Investment Trust	1,312	12,041
Emera, Inc.	572	28,225
Enbridge, Inc.	16,225	777,427
First Capital Real Estate Investment Trust	1,498	20,655
Fortis, Inc.	1,324	68,926
Gibson Energy, Inc.	6,701	122,801
Great-West Lifeco, Inc.	2,180	107,652
H&R Real Estate Investment Trust	861	6,426
Keyera Corp.	591	18,971
Magna International, Inc.	1,718	91,706
Manulife Financial Corp.	4,586	166,745
Northland Power, Inc.	332	4,323
Pembina Pipeline Corp.	2,620	99,945
Peyto Exploration & Development Corp.	6,522	108,054
Power Corp. of Canada	1,479	78,711
RioCan Real Estate Investment Trust	1,171	15,975
Rogers Communications, Inc., Class B	912	34,471
SmartCentres Real Estate Investment Trust	354	6,650
South Bow Corp.	442	12,173
Sun Life Financial, Inc.	1,037	64,819
Suncor Energy, Inc.	6,201	275,590
TC Energy Corp.	5,950	328,069
Toronto-Dominion Bank	12,045	1,136,707
Tourmaline Oil Corp.	2,507	112,607
Total Canada		5,626,012
Chile — 0.1%
Banco de Chile	87,830	16,951
Banco Santander Chile	306,082	24,138
Colbun SA	79,669	12,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

Investments	Shares	Value
Quinenco SA	1,867	$9,070
Total Chile		62,886
China — 1.4%
Agricultural Bank of China Ltd., Class H	61,074	45,353
BOC Aviation Ltd.(a)	700	6,547
BOC Hong Kong Holdings Ltd.	92,500	468,472
China CITIC Bank Corp. Ltd., Class H	24,000	21,399
China Construction Bank Corp., Class H	576,536	569,610
China Hongqiao Group Ltd.	2,000	8,382
China Merchants Bank Co. Ltd., Class H	5,500	37,310
China Pacific Insurance Group Co. Ltd., Class H	5,600	25,325
China Shenhua Energy Co. Ltd., Class H	5,500	27,417
CITIC Ltd.	15,000	23,242
ENN Energy Holdings Ltd.	1,100	9,780
H World Group Ltd.	3,900	18,489
Haidilao International Holding Ltd.(a)(b)	4,000	7,323
Huaneng Power International, Inc., Class H	10,000	7,362
Industrial & Commercial Bank of China Ltd., Class H	335,000	270,720
New China Life Insurance Co. Ltd., Class H	1,700	11,871
PICC Property & Casualty Co. Ltd., Class H	6,000	12,611
Ping An Insurance Group Co. of China Ltd., Class H	12,500	104,628
Postal Savings Bank of China Co. Ltd., Class H(a)	14,000	9,569
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,600	4,902
Shenzhou International Group Holdings Ltd.	3,100	24,375
Weichai Power Co. Ltd., Class H	3,000	7,265
Xtep International Holdings Ltd.	14,000	9,551
Total China		1,731,503
Czech Republic — 0.0%
CEZ AS	718	45,177
Denmark — 0.2%
AL Sydbank	123	11,025
Danske Bank AS	3,674	184,058
Tryg AS	758	19,845
Total Denmark		214,928
Finland — 0.7%
Elisa OYJ	599	26,550
Fortum OYJ	4,788	102,231
Kemira OYJ	300	6,899
Nordea Bank Abp	40,994	774,419
Outokumpu OYJ	1,838	9,671
Valmet OYJ	360	11,978
Total Finland		931,748
France — 3.7%
Amundi SA(a)	296	24,543
AXA SA	22,163	1,066,162
BNP Paribas SA	9,097	863,158
Bouygues SA	2,145	111,726
Cie Generale des Etablissements Michelin SCA	3,182	105,797
Credit Agricole SA	21,703	447,334
Edenred SE	213	4,731
Eiffage SA	326	46,863
Engie SA	27,049	711,914
Gaztransport & Technigaz SA	188	34,577
Klepierre SA	2,481	98,312
Orange SA	17,943	299,239
Publicis Groupe SA	1,108	115,320
Rexel SA	926	36,531
Rubis SCA	337	12,689
Vallourec SACA	941	17,340
Veolia Environnement SA	5,437	189,777
Vinci SA	3,247	457,804
Total France		4,643,817
Georgia — 0.0%
Lion Finance Group PLC	62	7,756
Germany — 2.0%
Allianz SE, Registered Shares	2,038	934,674
BASF SE	6,008	313,502
Bayerische Motoren Werke AG	3,587	392,376
Daimler Truck Holding AG	5,386	236,071
Deutsche Lufthansa AG, Registered Shares	2,947	29,094
Deutsche Post AG, Registered Shares	7,556	414,689
DWS Group GmbH & Co. KGaA(a)	377	25,016
LEG Immobilien SE	111	8,115
Traton SE(b)	3,291	117,886
Vonovia SE	4,276	123,239
Total Germany		2,594,662
Hong Kong — 1.2%
Bank of East Asia Ltd.	6,000	10,268
Cathay Pacific Airways Ltd.	68,000	108,594
CK Asset Holdings Ltd.	17,500	88,405
CK Infrastructure Holdings Ltd.(b)	13,500	99,904
CLP Holdings Ltd.	14,500	129,659
Crystal International Group Ltd.(a)	12,000	10,330
Hang Lung Properties Ltd.	12,000	13,274
Hang Seng Bank Ltd.	5,400	106,494
HKT Trust & HKT Ltd.	50,000	73,938
Hong Kong & China Gas Co. Ltd.	107,000	96,367
Hongkong Land Holdings Ltd.	5,800	40,310
Man Wah Holdings Ltd.(b)	27,600	16,205
MTR Corp. Ltd.(b)	39,500	151,230
PCCW Ltd.	19,000	13,182
Power Assets Holdings Ltd.	12,500	88,569
Sun Hung Kai Properties Ltd.	12,500	152,085
Swire Pacific Ltd., Class B	2,500	3,726
Swire Properties Ltd.	30,000	80,863
United Laboratories International Holdings Ltd.	2,000	2,978
VTech Holdings Ltd.(b)	1,100	8,670
WH Group Ltd.(a)	194,500	216,652
Wharf Real Estate Investment Co. Ltd.	14,000	44,211
Total Hong Kong		1,555,914
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	968	8,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

Investments	Shares	Value
Richter Gedeon Nyrt	804	$24,262
Total Hungary		32,967
India — 0.2%
Coal India Ltd.	5,414	24,034
GAIL India Ltd.	3,415	6,541
HCL Technologies Ltd.	907	16,381
Mindspace Business Parks REIT(a)	1,216	6,426
NMDC Ltd.	11,635	10,767
Oil & Natural Gas Corp. Ltd.	8,582	22,952
Tata Consultancy Services Ltd.	2,008	71,630
Vedanta Ltd.	5,223	35,123
Total India		193,854
Indonesia — 0.2%
Bank Central Asia Tbk. PT	124,900	60,484
Bank Mandiri Persero Tbk. PT	29,000	8,870
Bank Negara Indonesia Persero Tbk. PT	41,200	10,797
Bank Rakyat Indonesia Persero Tbk. PT	66,500	14,596
First Pacific Co. Ltd.	48,000	36,755
Indofood Sukses Makmur Tbk. PT	19,200	7,801
Jardine Matheson Holdings Ltd.	900	61,551
Perusahaan Gas Negara Tbk. PT	80,000	9,163
Telkom Indonesia Persero Tbk. PT	108,000	22,539
United Tractors Tbk. PT	7,700	13,622
Total Indonesia		246,178
Ireland — 0.1%
AIB Group PLC	11,053	119,427
Bank of Ireland Group PLC	1,078	20,732
Total Ireland		140,159
Israel — 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,693	8,226
Delek Group Ltd.	22	5,874
FIBI Holdings Ltd.	98	8,182
First International Bank of Israel Ltd.	375	29,474
Israel Discount Bank Ltd., Class A	5,424	57,557
Mizrahi Tefahot Bank Ltd.	674	47,032
Newmed Energy LP	1,681	9,510
Phoenix Financial Ltd.	283	11,703
Plus500 Ltd.	230	11,230
Total Israel		188,788
Italy — 3.7%
A2A SpA	9,583	25,998
ACEA SpA	274	7,112
Banca Mediolanum SpA	2,612	59,727
Banca Monte dei Paschi di Siena SpA	12,729	136,490
Banco BPM SpA	14,052	214,874
BPER Banca SpA	11,300	153,947
Enel SpA	82,106	856,004
ERG SpA	347	8,958
FinecoBank Banca Fineco SpA	2,001	52,172
Generali	5,313	223,075
Hera SpA	5,967	28,172
Infrastrutture Wireless Italiane SpA(a)	2,876	26,633
Intesa Sanpaolo SpA	219,026	1,523,090
Italgas SpA	5,408	60,434
Mediobanca Banca di Credito Finanziario SpA	1,028	21,472
Pirelli & C SpA(a)	2,378	16,355
Poste Italiane SpA(a)	7,011	176,868
Saipem SpA(b)	6,852	19,515
Snam SpA	18,906	125,587
Terna - Rete Elettrica Nazionale	9,143	97,222
UniCredit SpA	10,634	885,727
Unipol Assicurazioni SpA	603	14,567
Total Italy		4,733,999
Japan — 1.9%
AGC, Inc.	600	19,878
Astellas Pharma, Inc.	9,500	126,853
Chugoku Electric Power Co., Inc.	1,300	8,252
Cosmo Energy Holdings Co. Ltd.	600	15,981
Dai-ichi Life Holdings, Inc.	5,600	46,570
Daito Trust Construction Co. Ltd.	2,600	49,530
Daiwa Securities Group, Inc.	2,500	21,859
Electric Power Development Co. Ltd.	700	14,125
Haseko Corp.	900	17,846
Hazama Ando Corp.	800	9,651
Hitachi Construction Machinery Co. Ltd.	300	8,862
Honda Motor Co. Ltd.	31,300	306,720
Iida Group Holdings Co. Ltd.	600	9,633
INFRONEER Holdings, Inc.	800	10,912
Inpex Corp.	4,900	97,753
Isuzu Motors Ltd.	2,100	32,683
Japan Tobacco, Inc.	10,600	381,409
Kamigumi Co. Ltd.	400	12,913
Kobe Steel Ltd.	3,000	39,638
Komatsu Ltd.	3,900	124,406
Lixil Corp.	1,300	15,712
Marui Group Co. Ltd.	1,400	28,769
Mazda Motor Corp.	1,800	13,999
Mitsubishi Chemical Group Corp.	3,000	17,514
Mitsubishi Gas Chemical Co., Inc.	500	9,058
Mitsui Chemicals, Inc.	1,000	12,772
Nippon Steel Corp.	32,500	133,073
Nomura Holdings, Inc.	3,900	32,370
Nomura Real Estate Holdings, Inc.	1,500	9,254
Ono Pharmaceutical Co. Ltd.	1,300	18,018
Sankyo Co. Ltd.	600	9,727
Seino Holdings Co. Ltd.	600	9,018
SoftBank Corp.	254,200	348,350
Sojitz Corp.	600	18,630
Subaru Corp.	2,600	56,314
Takeda Pharmaceutical Co. Ltd.	9,800	302,294
Tosoh Corp.	500	7,503
Toyota Boshoku Corp.	1,500	24,049
Total Japan		2,421,898
Luxembourg — 0.0%
APERAM SA	491	20,321
RTL Group SA	557	22,536
Total Luxembourg		42,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

Investments	Shares	Value
Macau — 0.0%
Wynn Macau Ltd.	16,000	$12,210
Malaysia — 0.2%
Celcomdigi Bhd.	10,300	8,097
CIMB Group Holdings Bhd.	16,800	34,155
Genting Malaysia Bhd.	33,200	16,690
Hong Leong Bank Bhd.	1,500	8,184
Malayan Banking Bhd.	11,693	30,198
Maxis Bhd.	11,300	10,554
MISC Bhd.	14,000	26,910
Petronas Dagangan Bhd.	1,100	5,410
Petronas Gas Bhd.	4,900	21,904
Public Bank Bhd.	28,300	31,661
RHB Bank Bhd.	5,567	10,577
Sime Darby Bhd.	10,600	5,616
Telekom Malaysia Bhd.	13,100	25,987
Tenaga Nasional Bhd.	6,900	23,329
TIME dotCom Bhd.	6,500	8,954
Westports Holdings Bhd.	7,800	10,898
Total Malaysia		279,124
Mexico — 0.3%
Arca Continental SAB de CV	1,080	11,706
Coca-Cola Femsa SAB de CV	2,452	23,330
Fomento Economico Mexicano SAB de CV	6,121	61,913
Grupo Aeroportuario del Centro Norte SAB de CV	1,432	19,396
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,157	30,442
Grupo Aeroportuario del Sureste SAB de CV, Class B	545	17,556
Grupo Financiero Banorte SAB de CV, Class O	11,295	104,875
Prologis Property Mexico SA de CV	9,889	41,493
Qualitas Controladora SAB de CV	823	8,544
Wal-Mart de Mexico SAB de CV	10,066	31,425
Total Mexico		350,680
Netherlands — 0.6%
ASR Nederland NV	731	52,044
ING Groep NV	17,453	492,149
Koninklijke KPN NV	33,969	158,622
Koninklijke Vopak NV	591	26,293
NN Group NV	454	35,053
SBM Offshore NV	494	14,214
Total Netherlands		778,375
Norway — 1.1%
Aker ASA, Class A	275	20,938
DNB Bank ASA	14,170	395,451
DOF Group ASA	521	4,920
Equinor ASA	26,224	616,158
Frontline PLC	285	6,284
Salmar ASA	478	29,262
SpareBank 1 Oestlandet	484	9,877
SpareBank 1 SMN	531	10,847
SpareBank 1 Sor-Norge ASA	575	11,310
Telenor ASA	14,488	210,709
Veidekke ASA	732	12,961
Wallenius Wilhelmsen ASA	6,897	69,060
Total Norway		1,397,777
Philippines — 0.1%
Aboitiz Power Corp.	14,000	10,470
DMCI Holdings, Inc.	112,100	20,083
Manila Electric Co.	1,980	19,318
Metropolitan Bank & Trust Co.	46,080	53,652
Semirara Mining & Power Corp.	23,200	11,140
Total Philippines		114,663
Poland — 0.2%
Bank Polska Kasa Opieki SA	434	24,759
Budimex SA	60	10,644
Orange Polska SA	8,768	24,852
ORLEN SA	2,986	79,824
Powszechna Kasa Oszczednosci Bank Polski SA	1,504	35,626
Powszechny Zaklad Ubezpieczen SA	556	10,321
Santander Bank Polska SA	93	14,108
Total Poland		200,134
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	17,547	18,469
EDP SA	22,765	104,673
Galp Energia SGPS SA	2,212	38,007
Total Portugal		161,149
Puerto Rico — 0.1%
First BanCorp	4,034	83,625
Romania — 0.0%
NEPI Rockcastle NV*	3,697	32,541
Russia — 0.0%
Evraz PLC*^	5,263	0
GMK Norilskiy Nickel PAO, ADR*^	5	0
GMK Norilskiy Nickel PAO*^	32,100	0
Magnit PJSC*^	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	1,299	0
Mobile TeleSystems PJSC, ADR*^	3,583	0
Novolipetsk Steel PJSC*^	11,640	0
PhosAgro PJSC*^	247	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	830	0
Sberbank of Russia PJSC, ADR*^	6,465	0
Sberbank of Russia PJSC*^	14,088	0
Severstal PAO, GDR*^(c)	1,737	0
Tatneft PJSC, ADR*^	85	0
Tatneft PJSC*^	2,124	0
Total Russia		0
Saudi Arabia — 0.4%
Alinma Bank	5,412	35,178
Arab National Bank	1,672	9,638
Etihad Etisalat Co.	1,441	25,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

Investments	Shares	Value
Mobile Telecommunications Co. Saudi Arabia(b)	2,140	$5,951
Riyad Bank	3,642	26,353
SABIC Agri-Nutrients Co.	656	19,361
Sahara International Petrochemical Co.	2,947	11,785
Saudi Arabian Oil Co.(a)	29,465	187,200
Saudi Awwal Bank	2,328	20,097
Saudi Ground Services Co.	538	5,207
Saudi Investment Bank	2,561	8,965
Saudi National Bank	5,049	50,991
Saudi Telecom Co.	4,932	56,515
Total Saudi Arabia		462,597
Singapore — 1.1%
ComfortDelGro Corp. Ltd.	11,800	13,580
DBS Group Holdings Ltd.	14,505	635,694
Hafnia Ltd.	1,392	7,507
Keppel Infrastructure Trust	26,900	10,250
Keppel Ltd.	3,800	30,583
Netlink NBN Trust	36,000	27,014
Oversea-Chinese Banking Corp. Ltd.	22,113	339,777
Sembcorp Industries Ltd.	2,600	12,171
Singapore Airlines Ltd.(b)	20,700	103,017
United Overseas Bank Ltd.	6,613	180,289
Total Singapore		1,359,882
South Africa — 0.1%
FirstRand Ltd.	4,416	24,186
Old Mutual Ltd.	11,916	10,715
Sanlam Ltd.	1,421	8,446
Standard Bank Group Ltd.	1,376	24,115
Total South Africa		67,462
South Korea — 0.1%
Hana Financial Group, Inc.	223	14,567
KT&G Corp.	82	8,089
Samsung Fire & Marine Insurance Co. Ltd.	27	9,315
Woori Financial Group, Inc.	6,516	126,651
Total South Korea		158,622
Spain — 3.4%
Aena SME SA(a)	13,020	364,240
Banco Bilbao Vizcaya Argentaria SA	47,056	1,108,062
Banco de Sabadell SA	24,776	97,916
Bankinter SA	1,117	18,569
CaixaBank SA	61,877	759,054
Colonial SFL Socimi SA(b)	2,582	16,572
Endesa SA	9,804	352,684
Fomento de Construcciones y Contratas SA	1,073	13,887
Iberdrola SA	37,708	817,744
Logista Integral SA	316	11,178
Mapfre SA	4,629	23,279
Naturgy Energy Group SA	12,425	378,239
Repsol SA	9,017	168,646
Telefonica SA	48,020	196,995
Total Spain		4,327,065
Sweden — 0.9%
Evolution AB(a)	834	56,976
H & M Hennes & Mauritz AB, Class B(b)	9,511	191,792
Skandinaviska Enskilda Banken AB, Class A	4,644	98,282
SSAB AB, Class B	994	7,511
Swedbank AB, Class A	6,827	237,791
Tele2 AB, Class B	3,328	55,793
Telia Co. AB	15,132	64,640
Volvo AB, Class B	13,649	438,098
Total Sweden		1,150,883
Switzerland — 1.2%
Allreal Holding AG, Registered Shares	111	28,582
Banque Cantonale Vaudoise, Registered Shares	250	31,682
Cembra Money Bank AG	249	31,225
Clariant AG, Registered Shares*	2,067	18,681
DKSH Holding AG	172	12,462
EFG International AG*	867	20,858
Julius Baer Group Ltd.	286	22,526
Kuehne & Nagel International AG, Registered Shares	877	189,569
Partners Group Holding AG	43	53,321
SGS SA, Registered Shares	796	91,290
Sunrise Communications AG, Class A	154	8,246
Swiss Life Holding AG, Registered Shares	90	104,149
Swisscom AG, Registered Shares	247	179,424
Vontobel Holding AG, Registered Shares	90	7,304
Zurich Insurance Group AG	863	655,542
Total Switzerland		1,454,861
Taiwan — 0.6%
Asustek Computer, Inc.	2,000	34,882
Cathay Financial Holding Co. Ltd.	10,000	24,124
Chunghwa Telecom Co. Ltd.	4,000	16,613
CTBC Financial Holding Co. Ltd.	35,480	56,686
E.Sun Financial Holding Co. Ltd.	16,410	17,627
Eclat Textile Co. Ltd.	1,000	12,237
Evergreen Marine Corp. Taiwan Ltd.	2,000	12,094
Far EasTone Telecommunications Co. Ltd.	2,000	5,620
Feng TAY Enterprise Co. Ltd.	2,000	7,416
Fubon Financial Holding Co. Ltd.	8,000	24,468
MediaTek, Inc.	6,000	273,070
Mega Financial Holding Co. Ltd.	10,000	12,731
momo.com, Inc.	150	991
Novatek Microelectronics Corp.	1,000	11,903
Powertech Technology, Inc.	1,000	5,506
Quanta Computer, Inc.	9,000	77,911
Realtek Semiconductor Corp.	1,000	15,563
Tripod Technology Corp.	1,000	10,105
TS Financial Holding Co. Ltd.	39,000	25,321
Uni-President Enterprises Corp.	3,000	7,361
United Microelectronics Corp.	16,000	25,079
Wan Hai Lines Ltd.	3,000	7,524
Yuanta Financial Holding Co. Ltd.	19,000	23,765
Total Taiwan		708,597
Thailand — 0.0%
Advanced Info Service PCL, NVDR	700	6,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

Investments	Shares	Value
PTT PCL, NVDR	9,300	$9,446
SCB X PCL, NVDR	2,000	8,824
Tisco Financial Group PCL, NVDR	2,400	8,418
Total Thailand		33,642
Turkey — 0.0%
Oyak Cimento Fabrikalari AS	38,716	20,762
United Kingdom — 4.4%
Admiral Group PLC	860	36,738
Aviva PLC	4,883	44,951
Big Yellow Group PLC	1,080	15,195
British American Tobacco PLC	19,662	1,114,450
BT Group PLC	49,640	122,887
CK Hutchison Holdings Ltd.	20,000	136,057
Derwent London PLC	562	13,145
Drax Group PLC	654	7,363
Dunelm Group PLC	845	12,843
Hammerson PLC	4,474	19,859
HSBC Holdings PLC	108,046	1,705,851
Imperial Brands PLC	11,163	468,311
Investec PLC	712	5,282
J Sainsbury PLC	5,849	25,568
Johnson Matthey PLC	396	11,356
Kingfisher PLC	3,288	13,829
Lloyds Banking Group PLC	199,707	263,888
LondonMetric Property PLC	13,882	35,421
National Grid PLC	28,807	442,295
NatWest Group PLC	58,787	515,388
Reckitt Benckiser Group PLC	3,515	283,766
Schroders PLC	2,435	13,330
Severn Trent PLC	993	37,251
Subsea 7 SA	1,028	20,709
United Utilities Group PLC	2,058	33,051
Vodafone Group PLC	135,835	180,658
Total United Kingdom		5,579,442
United States — 60.9%
AbbVie, Inc.	8,041	1,837,288
Acadia Realty Trust	4,770	97,976
Acerinox SA	2,453	36,473
Aegon Ltd.	5,312	41,425
AES Corp.	19,148	274,582
Agree Realty Corp.	3,280	236,258
Albertsons Cos., Inc., Class A	14,147	242,904
Alliant Energy Corp.	4,201	273,107
Altria Group, Inc.	26,957	1,554,341
American Electric Power Co., Inc.	5,287	609,644
American Financial Group, Inc.	1,052	143,787
American Homes 4 Rent, Class A	7,913	254,007
American Tower Corp.	3,608	633,457
Americold Realty Trust, Inc.	9,509	122,286
Amgen, Inc.	3,124	1,022,516
Antero Midstream Corp.	14,636	260,374
APA Corp.(b)	9,804	239,806
Archer-Daniels-Midland Co.	5,336	306,767
Archrock, Inc.	6,729	175,089
Associated Banc-Corp.	3,319	85,497
AT&T, Inc.	52,125	1,294,785
Atlantic Union Bankshares Corp.(b)	2,687	94,851
AvalonBay Communities, Inc.	1,827	331,253
Avient Corp.	3,367	105,185
Avista Corp.	2,450	94,423
Bank of Hawaii Corp.	1,152	78,762
Bank OZK(b)	1,833	84,355
BankUnited, Inc.	2,016	89,853
Banner Corp.	1,075	67,359
Bath & Body Works, Inc.	7,595	152,508
Best Buy Co., Inc.	4,155	278,094
Black Hills Corp.	2,397	166,400
Blue Owl Capital, Inc.(b)	9,512	142,109
BP PLC	125,734	731,945
Bristol-Myers Squibb Co.	20,545	1,108,197
Brixmor Property Group, Inc.	8,936	234,302
Broadstone Net Lease, Inc.	5,746	99,808
Brown-Forman Corp., Class A(b)	6,064	159,544
Buckle, Inc.	1,909	101,979
Cadence Bank	2,599	111,341
Cal-Maine Foods, Inc.(b)	1,760	140,043
CareTrust REIT, Inc.	7,252	262,232
Cathay General Bancorp	1,930	93,393
Chevron Corp.	14,877	2,267,404
Citizens Financial Group, Inc.	3,338	194,973
Civitas Resources, Inc.	3,081	83,464
Clearway Energy, Inc., Class C	2,539	84,447
Clorox Co.	2,286	230,497
CME Group, Inc.	2,412	658,669
CMS Energy Corp.	3,647	255,035
Cohen & Steers, Inc.	1,230	77,219
Columbia Banking System, Inc.	4,478	125,160
Comcast Corp., Class A	29,687	887,344
Comerica, Inc.	1,570	136,480
Community Financial System, Inc.	1,267	72,776
Conagra Brands, Inc.	14,735	255,063
Concentrix Corp.	2,261	94,012
ConocoPhillips	8,166	764,419
Consolidated Edison, Inc.	3,653	362,816
COPT Defense Properties	3,883	107,947
Corebridge Financial, Inc.	4,493	135,554
Coterra Energy, Inc.	12,118	318,946
Cousins Properties, Inc.	5,949	153,365
Crescent Energy Co., Class A	9,722	81,568
CubeSmart	6,500	234,325
Cullen/Frost Bankers, Inc.	790	100,038
CVB Financial Corp.	3,783	70,364
CVS Health Corp.	9,081	720,668
Darden Restaurants, Inc.	1,547	284,679
Dentsply Sirona, Inc.	7,325	83,725
Digital Realty Trust, Inc.	2,452	379,349
Dillard's, Inc., Class A	423	256,482
Dominion Energy, Inc.	8,495	497,722
Douglas Emmett, Inc.	6,142	67,501
DT Midstream, Inc.	2,043	244,506
DTE Energy Co.	2,172	280,145
Duke Energy Corp.	5,450	638,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

Investments	Shares	Value
EastGroup Properties, Inc.	1,402	$249,752
Eastman Chemical Co.	3,946	251,873
EOG Resources, Inc.	4,768	500,688
EPR Properties	2,803	139,870
Equity LifeStyle Properties, Inc.	4,094	248,137
Equity Residential	5,538	349,116
Essential Properties Realty Trust, Inc.	6,994	207,442
Essential Utilities, Inc.	6,200	237,832
Essex Property Trust, Inc.	1,104	288,895
Evergy, Inc.	3,546	257,050
Eversource Energy	4,782	321,972
Exelon Corp.	9,141	398,456
Extra Space Storage, Inc.	2,800	364,616
Exxon Mobil Corp.	24,038	2,892,733
F&G Annuities & Life, Inc.	132	4,072
Federal Realty Investment Trust	2,513	253,310
Fidelity National Financial, Inc.	2,208	120,535
Fifth Third Bancorp	5,063	236,999
First American Financial Corp.	1,423	87,429
First Busey Corp.	2,981	70,918
First Financial Bancorp	2,736	68,455
First Hawaiian, Inc.	3,158	79,897
First Industrial Realty Trust, Inc.	4,400	251,988
First Interstate BancSystem, Inc., Class A	2,572	88,991
First Merchants Corp.	1,770	66,340
FirstEnergy Corp.	8,799	393,931
FNB Corp.	4,996	85,432
Ford Motor Co.	49,520	649,702
Four Corners Property Trust, Inc.	3,351	77,274
Franklin Resources, Inc.	6,541	156,264
Fulton Financial Corp.	4,064	78,557
Gap, Inc.	10,712	274,227
General Mills, Inc.	7,256	337,404
Gilead Sciences, Inc.	9,570	1,174,622
GSK PLC	21,386	524,822
H&R Block, Inc.	4,527	197,287
HA Sustainable Infrastructure Capital, Inc.	2,957	92,939
Hancock Whitney Corp.(b)	1,483	94,437
Hasbro, Inc.	3,744	307,008
Healthcare Realty Trust, Inc.(b)	11,970	202,892
HF Sinclair Corp.	4,691	216,161
Highwoods Properties, Inc.	3,426	88,459
Host Hotels & Resorts, Inc.	17,054	302,367
HP, Inc.	12,959	288,727
Huntington Bancshares, Inc.	11,430	198,311
Independent Bank Corp.	1,230	89,888
Inter Parfums, Inc.	1,209	102,559
International Seaways, Inc.	1,687	81,904
InvenTrust Properties Corp.	3,017	85,110
Invesco Ltd.	5,015	131,744
J M Smucker Co.	2,335	228,386
Jackson Financial, Inc., Class A	977	104,197
Janus Henderson Group PLC	2,340	111,314
Johnson & Johnson	10,757	2,226,161
KeyCorp	10,360	213,830
Kilroy Realty Corp.	4,233	158,187
Kimberly-Clark Corp.	3,491	352,207
Kimco Realty Corp.	13,444	272,510
Kinder Morgan, Inc.	20,152	553,978
Kinetik Holdings, Inc.(b)	2,383	85,907
Kodiak Gas Services, Inc.	3,455	129,217
Lamar Advertising Co., Class A	2,241	283,666
Lazard, Inc.	2,022	98,188
LCI Industries	811	98,407
Lincoln National Corp.	2,856	127,178
LXP Industrial Trust	1,943	96,334
M&T Bank Corp.	1,042	209,942
Macerich Co.	8,957	165,346
Macy's, Inc.	9,597	211,614
Marriott Vacations Worldwide Corp.(b)	1,323	76,324
MDU Resources Group, Inc.(b)	7,437	145,170
Medtronic PLC	7,301	701,334
Merck & Co., Inc.	14,977	1,576,479
Mid-America Apartment Communities, Inc.	2,172	301,713
Millrose Properties, Inc.	5,700	170,259
Moelis & Co., Class A	1,557	107,028
Molson Coors Beverage Co., Class B	5,242	244,697
MSC Industrial Direct Co., Inc., Class A	1,879	158,024
Murphy Oil Corp.(b)	4,896	153,000
National Health Investors, Inc.	1,677	128,072
National Storage Affiliates Trust	1,999	56,392
NBT Bancorp, Inc.	1,726	71,664
Nestle SA, Registered Shares	15,014	1,492,209
New Jersey Resources Corp.	3,368	155,332
Nexstar Media Group, Inc.(b)	1,085	220,309
NNN REIT, Inc.	5,755	228,071
Noble Corp. PLC(b)	5,371	151,677
Northern Oil & Gas, Inc.	3,577	76,798
Northwestern Energy Group, Inc.	2,022	130,500
OGE Energy Corp.	4,922	210,169
Omnicom Group, Inc.	6,590	532,143
ONE Gas, Inc.	2,139	165,238
OneMain Holdings, Inc.	3,543	239,330
Outfront Media, Inc.	5,893	142,021
Ovintiv, Inc.	5,693	223,109
PACCAR, Inc.	5,321	582,703
Park Hotels & Resorts, Inc.	6,732	70,417
PBF Energy, Inc., Class A	4,134	112,114
PepsiCo, Inc.	9,644	1,384,107
Permian Resources Corp.	20,002	280,628
Perrigo Co. PLC	4,878	67,902
Philip Morris International, Inc.	10,143	1,626,937
Phillips 66	3,595	463,899
Phillips Edison & Co., Inc.	4,546	161,701
Pinnacle West Capital Corp.	2,610	231,507
PNC Financial Services Group, Inc.	2,375	495,734
Polaris, Inc.(b)	1,796	113,597
Portland General Electric Co.	3,571	171,372
PotlatchDeltic Corp.	2,587	102,911
PPL Corp.(b)	7,972	279,179
Principal Financial Group, Inc.	1,982	174,832
Prologis, Inc.	6,392	816,003
Prosperity Bancshares, Inc.	1,395	96,408
Provident Financial Services, Inc.	4,140	81,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

Investments	Shares	Value
Public Storage	1,743	$452,309
Radian Group, Inc.	2,879	103,615
Rayonier, Inc.	5,796	125,483
Regency Centers Corp.	3,744	258,448
Regions Financial Corp.	8,034	217,721
Rexford Industrial Realty, Inc.	6,115	236,773
Reynolds Consumer Products, Inc.	6,895	158,033
RLI Corp.	1,222	78,184
Ryman Hospitality Properties, Inc.	2,335	220,938
Sabra Health Care REIT, Inc.(b)	8,577	162,448
Sanofi SA	7,962	773,513
Scotts Miracle-Gro Co.	2,033	118,626
Sempra	4,814	425,028
Shell PLC	33,052	1,218,110
Signify NV(a)	559	13,761
Simmons First National Corp., Class A	4,160	78,416
Simon Property Group, Inc.	4,508	834,476
Sirius XM Holdings, Inc.(b)	10,645	212,847
Skyworks Solutions, Inc.	3,450	218,765
SL Green Realty Corp.	2,620	120,179
SLB Ltd.	12,998	498,863
SM Energy Co.	4,443	83,084
Southern Co.	7,135	622,172
Southwest Gas Holdings, Inc.	2,446	195,729
Spire, Inc.	2,080	172,016
STAG Industrial, Inc.	6,272	230,559
Stanley Black & Decker, Inc.(b)	3,603	267,631
State Street Corp.	1,900	245,119
Sun Communities, Inc.	2,122	262,937
Swiss Re AG	879	147,397
T Rowe Price Group, Inc.	2,069	211,824
Tanger, Inc.	4,095	136,650
Tenaris SA	5,257	101,934
Terreno Realty Corp.(b)	3,613	212,119
Texas Instruments, Inc.	5,323	923,487
TFS Financial Corp.(b)	6,575	87,973
Towne Bank	1,935	64,571
TPG, Inc.	1,728	110,316
TransDigm Group, Inc.	717	953,502
Travel & Leisure Co.	2,520	177,736
Trinity Industries, Inc.	2,721	71,943
Truist Financial Corp.	10,115	497,759
Tyson Foods, Inc., Class A	4,882	286,183
U.S. Bancorp	11,333	604,729
UGI Corp.	7,700	288,211
United Bankshares, Inc.	2,307	88,589
United Community Banks, Inc.	2,623	81,890
Urban Edge Properties	4,478	85,933
Vail Resorts, Inc.	1,283	170,382
Valley National Bancorp(b)	9,062	105,844
Viatris, Inc.	27,006	336,225
VICI Properties, Inc.	14,573	409,793
Victory Capital Holdings, Inc., Class A(b)	1,082	68,263
WaFd, Inc.	2,447	78,377
WEC Energy Group, Inc.	3,834	404,334
WesBanco, Inc.	2,401	79,809
Williams Cos., Inc.	8,579	515,684
Xcel Energy, Inc.	4,886	360,880
Zions Bancorp NA	1,861	108,943
Total United States		77,219,565
TOTAL COMMON STOCKS
(Cost: $106,445,340)		125,992,230
PREFERRED STOCKS — 0.0%
Brazil — 0.0%
Axia Energia, Class C*	579	5,190
Localiza Rent a Car SA*	66	500
TOTAL PREFERRED STOCKS
(Cost: $5,588)		5,690
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree International High Dividend Fund(d)	524	27,041
WisdomTree U.S. High Dividend Fund(d)	79	8,044
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $26,090)		35,085
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(e)
(Cost: $51,442)	51,442	51,442
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(e)
(Cost: $543,000)	543,000	543,000
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $107,071,460)		126,627,447
Other Assets less Liabilities — 0.1%		82,501
NET ASSETS — 100.0%		$126,709,948

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,920,844 and the total market value of the collateral held by the Fund was $4,054,743. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,511,743.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Global High Dividend Fund (DEW)
December 31, 2025

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income
WisdomTree International High Dividend Fund	$238,715	$731,228	$987,997	$62,065	$(16,970)	$27,041	$15,491

WisdomTree U.S. High Dividend Fund	78,535	258,185	329,402	5,550	(4,824)	8,044	2,902
Total	$317,250	$989,413	$1,317,399	$67,615	$(21,794)	$35,085	$18,393

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	125,992,230	–	–		125,992,230
Preferred Stocks	5,690	–	–		5,690
Exchange-Traded Funds	35,085	–	–		35,085
Mutual Fund	–	51,442	–		51,442
Investment of Cash Collateral for Securities Loaned	–	543,000	–		543,000
Total Investments in Securities	$126,033,005	$594,442	$0		$126,627,447

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree India Earnings Fund (EPI) (consolidated)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 102.3%
India — 102.3%
Aerospace & Defense — 1.4%
Bharat Dynamics Ltd.	117,897	$1,923,644
Bharat Electronics Ltd.	4,456,471	19,813,281
Garden Reach Shipbuilders & Engineers Ltd.	25,152	683,961
Hindustan Aeronautics Ltd.	303,197	14,804,735
Mazagon Dock Shipbuilders Ltd.	81,388	2,254,937
Total Aerospace & Defense		39,480,558
Air Freight & Logistics — 0.0%
Gateway Distriparks Ltd.	1,293,834	858,819
Transport Corp. of India Ltd.	35,704	428,228
Total Air Freight & Logistics		1,287,047
Automobile Components — 1.3%
Apollo Tyres Ltd.	531,699	2,957,847
Asahi India Glass Ltd.	160,303	1,810,287
Balkrishna Industries Ltd.	79,221	2,044,617
Banco Products India Ltd.	46,930	359,679
Bharat Forge Ltd.	177,010	2,895,830
Bosch Ltd.	8,873	3,557,911
Ceat Ltd.	15,961	677,051
CIE Automotive India Ltd.	834	3,939
Endurance Technologies Ltd.(a)	28,644	825,385
Exide Industries Ltd.	941,978	3,796,025
FIEM Industries Ltd.	14,079	354,076
Gabriel India Ltd.	125,720	1,412,471
JBM Auto Ltd.	9,337	65,171
JK Tyre & Industries Ltd.	351,020	1,963,273
Minda Corp. Ltd.	143,816	918,617
Motherson Sumi Wiring India Ltd.	450,664	243,284
Pricol Ltd.	48,315	355,377
Samvardhana Motherson International Ltd.	2,965,197	3,956,922
Sansera Engineering Ltd.(a)	30,137	562,306
Schaeffler India Ltd.	21,603	932,339
SKF India Ltd.	14,549	299,642
Sona Blw Precision Forgings Ltd.(a)	82,118	438,002
Steel Strips Wheels Ltd.	138,041	297,494
Sundram Fasteners Ltd.	47,396	492,868
Suprajit Engineering Ltd.	125,747	648,466
Tube Investments of India Ltd.	57,982	1,686,379
UNO Minda Ltd.	127,718	1,827,113
Varroc Engineering Ltd.(a)	130,922	860,292
Total Automobile Components		36,242,663
Automobiles — 4.9%
Bajaj Auto Ltd.	138,604	14,407,942
Eicher Motors Ltd.	208,349	16,951,070
Hero MotoCorp Ltd.	263,689	16,931,012
Hyundai Motor India Ltd.	94,555	2,417,544
Mahindra & Mahindra Ltd.	1,193,913	49,271,158
Maruti Suzuki India Ltd.	150,846	28,022,836
TVS Motor Co. Ltd.	205,584	8,508,416
Total Automobiles		136,509,978
Banks — 22.6%
AU Small Finance Bank Ltd.(a)	306,658	3,393,118
Axis Bank Ltd.	3,009,617	42,505,934
Bandhan Bank Ltd.(a)	1,371,920	2,225,798
Bank of Baroda	5,363,594	17,657,967
Bank of India	2,598,924	4,159,521
Bank of Maharashtra	2,808,643	1,939,002
Canara Bank	11,795,407	20,329,758
Central Bank of India Ltd.	1,762,321	733,325
City Union Bank Ltd.	1,373,532	4,443,989
CSB Bank Ltd.*	195,883	1,000,562
DCB Bank Ltd.	704,177	1,348,350
Federal Bank Ltd.	6,333,655	18,822,102
HDFC Bank Ltd.	15,417,142	170,021,953
ICICI Bank Ltd.	9,599,246	143,423,604
IDBI Bank Ltd.	1,616,658	1,852,478
IDFC First Bank Ltd.	20,955,692	19,960,267
Indian Bank	1,110,898	10,348,304
Indian Overseas Bank*	1,713,551	688,818
Jammu & Kashmir Bank Ltd.	1,000,854	1,116,893
Jana Small Finance Bank Ltd.*	35,454	167,765
Karnataka Bank Ltd.	798,121	1,824,821
Karur Vysya Bank Ltd.	2,011,542	5,904,636
Kotak Mahindra Bank Ltd.	1,684,331	41,248,395
Punjab National Bank	3,621,177	4,978,950
RBL Bank Ltd.(a)	1,495,456	5,254,430
South Indian Bank Ltd.	5,051,815	2,153,837
State Bank of India	7,145,914	78,090,382
Tamilnad Mercantile Bank Ltd.	76,372	436,584
UCO Bank	596,379	195,410
Ujjivan Small Finance Bank Ltd.*(a)	4,414,770	2,602,806
Union Bank of India Ltd.	6,708,269	11,476,083
Yes Bank Ltd.*	8,515,088	2,046,363
Total Banks		622,352,205
Beverages — 0.4%
Globus Spirits Ltd.	35,835	424,497
Radico Khaitan Ltd.	101,315	3,718,064
Sula Vineyards Ltd.	779	1,881
Tilaknagar Industries Ltd.	89,471	455,371
United Breweries Ltd.	27,903	503,456
United Spirits Ltd.	188,263	3,024,000
Varun Beverages Ltd.	608,556	3,316,680
Total Beverages		11,443,949
Biotechnology — 0.0%
Biocon Ltd.	261,668	1,146,770
Broadline Retail — 0.0%
RattanIndia Enterprises Ltd.*	10,192	4,680
Vishal Mega Mart Ltd.*	356,004	540,149
Total Broadline Retail		544,829
Building Products — 0.2%
Astral Ltd.	40,119	619,778
Blue Star Ltd.	121,668	2,342,815
Carysil Ltd.	5,847	58,464
Cera Sanitaryware Ltd.	120	6,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree India Earnings Fund (EPI) (consolidated)
December 31, 2025

Investments	Shares	Value
Dalmia Bharat Refractories Ltd.*^	3,143	$337
Electrosteel Castings Ltd.	1,265,770	1,104,387
Kajaria Ceramics Ltd.	44,263	476,958
Total Building Products		4,609,729
Capital Markets — 0.9%
360 ONE WAM Ltd.	176,709	2,339,621
Aditya Birla Sun Life Asset Management Co. Ltd.	40,482	362,687
Anand Rathi Wealth Ltd.	25,047	867,343
Angel One Ltd.	83,613	2,180,576
Care Ratings Ltd.	19,071	339,474
CRISIL Ltd.	16,463	791,577
HDFC Asset Management Co. Ltd.(a)	251,487	7,476,948
IIFL Securities Ltd.	135,057	545,837
Indian Energy Exchange Ltd.(a)	350,466	523,363
Kfin Technologies Ltd.	36,297	436,956
Motilal Oswal Financial Services Ltd.	100,196	953,975
Multi Commodity Exchange of India Ltd.	30,464	3,774,470
Nippon Life India Asset Management Ltd.(a)	175,613	1,718,725
Share India Securities Ltd.	176,399	326,972
UTI Asset Management Co. Ltd.	139,843	1,757,385
Total Capital Markets		24,395,909
Chemicals — 3.6%
Aarti Industries Ltd.	220,391	916,831
Akzo Nobel India Ltd.	28,667	1,013,399
Alkyl Amines Chemicals	4,238	75,259
Anupam Rasayan India Ltd.	95,448	1,400,614
Archean Chemical Industries Ltd.	471	2,920
Asian Paints Ltd.	275,307	8,483,176
Atul Ltd.	12,432	849,415
Balaji Amines Ltd.	32,755	408,529
Bayer CropScience Ltd.	70	3,550
Berger Paints India Ltd.	424,404	2,533,550
Bhansali Engineering Polymers Ltd.	2,001	2,019
Carborundum Universal Ltd.	71,695	682,734
Castrol India Ltd.	1,023,737	2,193,167
Chambal Fertilisers & Chemicals Ltd.	563,327	3,021,604
Clean Science & Technology Ltd.	1,390	13,548
Coromandel International Ltd.	308,834	7,787,562
DCM Shriram Ltd.	171,891	2,394,595
Deepak Fertilisers & Petrochemicals Corp. Ltd.	456,297	6,534,310
Deepak Nitrite Ltd.	47,458	914,370
EID Parry India Ltd.*	595,750	6,858,329
Epigral Ltd.	42,688	579,483
Finolex Industries Ltd.	388,362	751,884
Garware Hi-Tech Films Ltd.	19,299	667,761
GHCL Ltd.	559,845	3,517,430
Gujarat Fluorochemicals Ltd.	49,788	2,030,919
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	522,207	2,868,730
Himadri Speciality Chemical Ltd.	378,432	2,054,064
India Glycols Ltd.	33,951	383,859
Indigo Paints Ltd.	556	7,076
Jubilant Ingrevia Ltd.	144,612	1,131,820
Kansai Nerolac Paints Ltd.	101,499	265,889
Kiri Industries Ltd.*	233,950	1,887,907
Laxmi Organic Industries Ltd.	3,030	5,704
Linde India Ltd.	10,699	708,927
Mayur Uniquoters Ltd.	45,508	250,782
Navin Fluorine International Ltd.	42,570	2,803,917
NOCIL Ltd.	1,693	2,901
Paradeep Phosphates Ltd.(a)	621,677	1,139,265
PCBL CHEMICAL Ltd.	281,483	944,233
PI Industries Ltd.	73,127	2,634,640
Pidilite Industries Ltd.	142,827	2,355,676
Polyplex Corp. Ltd.	919	8,535
Rallis India Ltd.	279,909	871,996
Rashtriya Chemicals & Fertilizers Ltd.	716,110	1,165,160
Sharda Cropchem Ltd.	70,852	688,265
Solar Industries India Ltd.	16,346	2,228,221
SRF Ltd.	203,373	6,957,901
Styrenix Performance Materials Ltd.	23,619	519,317
Sudarshan Chemical Industries Ltd.	159,596	1,682,801
Sumitomo Chemical India Ltd.	92,081	482,537
Supreme Industries Ltd.	41,535	1,549,855
Supreme Petrochem Ltd.	38,077	273,675
Tata Chemicals Ltd.	430,426	3,666,164
UPL Ltd.	503,621	4,455,462
Vinati Organics Ltd.	19,377	342,614
Total Chemicals		97,974,851
Commercial Services & Supplies — 0.1%
CMS Info Systems Ltd.	87,293	329,730
Indian Railway Catering & Tourism Corp. Ltd.	216,751	1,650,965
ION Exchange India Ltd.	145,704	616,993
Total Commercial Services & Supplies		2,597,688
Construction & Engineering — 2.3%
Afcons Infrastructure Ltd.	77,910	335,376
Ashoka Buildcon Ltd.*	1,150,882	2,157,086
Capacit'e Infraprojects Ltd.*	98,995	280,201
Cemindia Projects Ltd.	97,054	851,280
Dilip Buildcon Ltd.(a)	106,163	563,183
Engineers India Ltd.	376,568	843,136
GMR Power & Urban Infra Ltd.*	654,486	810,540
HG Infra Engineering Ltd.	64,989	545,122
IRB Infrastructure Developers Ltd.	2,039,020	953,954
J Kumar Infraprojects Ltd.	150,151	973,532
Kalpataru Projects International Ltd.	116,317	1,556,080
KEC International Ltd.	156,053	1,281,178
KNR Constructions Ltd.	528,431	957,038
Larsen & Toubro Ltd.	752,108	34,170,600
Man Infraconstruction Ltd.	331,537	471,709
NBCC India Ltd.	1,867,943	2,530,718
NCC Ltd.	1,583,480	2,826,605
Patel Engineering Ltd.*	283,005	90,431
PNC Infratech Ltd.	353,225	989,099
Power Mech Projects Ltd.	12,754	325,181
Praj Industries Ltd.	186,048	667,774
Rail Vikas Nigam Ltd.	1,085,641	4,315,174
Ramky Infrastructure Ltd.*	18,618	115,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree India Earnings Fund (EPI) (consolidated)
December 31, 2025

Investments	Shares	Value
Techno Electric & Engineering Co. Ltd.	34,866	$419,768
Voltas Ltd.	136,185	2,062,486
Welspun Enterprises Ltd.	448,610	2,595,946
Total Construction & Engineering		63,688,545
Construction Materials — 2.1%
ACC Ltd.	61,827	1,195,344
Ambuja Cements Ltd.	661,693	4,095,854
Birla Corp. Ltd.	40,078	474,224
Dalmia Bharat Ltd.	106,239	2,518,760
Grasim Industries Ltd.	957,787	30,146,835
JK Cement Ltd.	35,214	2,167,000
JK Lakshmi Cement Ltd.	95,758	828,992
Orient Cement Ltd.	7,660	14,562
Ramco Cements Ltd.	70,271	826,088
Shree Cement Ltd.	4,734	1,399,721
UltraTech Cement Ltd.	102,771	13,474,205
Total Construction Materials		57,141,585
Consumer Finance — 0.1%
SBFC Finance Ltd.*	566,193	655,461
SBI Cards & Payment Services Ltd.	262,194	2,513,730
Total Consumer Finance		3,169,191
Consumer Staples Distribution & Retail — 0.1%
Avenue Supermarts Ltd.*(a)	54,160	2,279,098
Medplus Health Services Ltd.*	22,994	206,533
Total Consumer Staples Distribution & Retail		2,485,631
Containers & Packaging — 0.1%
AGI Greenpac Ltd.	64,816	541,615
Cosmo First Ltd.	80,372	614,687
EPL Ltd.	177,949	426,087
Time Technoplast Ltd.	669,666	1,400,809
Total Containers & Packaging		2,983,198
Diversified Consumer Services — 0.0%
NIIT Learning Systems Ltd.	79,989	354,515
Diversified Telecommunication Services — 0.4%
Indus Towers Ltd.*	1,570,117	7,315,208
Railtel Corp. of India Ltd.	59,099	244,308
Tata Communications Ltd.	158,143	3,211,619
Total Diversified Telecommunication Services		10,771,135
Electric Utilities — 2.8%
Adani Energy Solutions Ltd.*	136,610	1,561,496
CESC Ltd.	3,183,409	5,934,753
Power Grid Corp. of India Ltd.	17,031,794	50,140,663
SJVN Ltd.	1,247,177	1,037,378
Tata Power Co. Ltd.	2,704,843	11,423,734
Torrent Power Ltd.	446,516	6,491,615
Total Electric Utilities		76,589,639
Electrical Equipment — 1.7%
ABB India Ltd.	21,368	1,229,120
Amara Raja Energy & Mobility Ltd.	246,440	2,493,892
Bharat Heavy Electricals Ltd.	453,887	1,451,610
CG Power & Industrial Solutions Ltd.	335,716	2,420,025
Elecon Engineering Co. Ltd.	79,802	427,469
Finolex Cables Ltd.	91,357	762,025
GE Vernova T&D India Ltd.	29,708	1,035,391
Graphite India Ltd.	62,711	447,729
Havells India Ltd.	158,768	2,517,023
HEG Ltd.	233,677	1,621,944
Hitachi Energy India Ltd.	1,177	239,775
Inox Wind Ltd.*	536,891	737,901
KEI Industries Ltd.	90,044	4,468,368
Polycab India Ltd.	38,277	3,244,709
RR Kabel Ltd.	41,535	671,321
Siemens Energy India Ltd.*	49,595	1,412,650
Suzlon Energy Ltd.*	37,918,849	22,220,729
Triveni Turbine Ltd.	38,770	232,177
V-Guard Industries Ltd.	19,466	71,038
Voltamp Transformers Ltd.	6,071	530,372
Total Electrical Equipment		48,235,268
Electronic Equipment, Instruments & Components — 0.3%
Genus Power Infrastructures Ltd.	138,598	465,081
PG Electroplast Ltd.	45,569	291,678
Redington Ltd.	2,746,577	8,322,599
Syrma SGS Technology Ltd.	13,372	109,076
Total Electronic Equipment, Instruments & Components		9,188,434
Entertainment — 0.0%
Saregama India Ltd.	228,303	891,576
Financial Services — 0.4%
Aadhar Housing Finance Ltd.*	44,748	241,491
Bajaj Finserv Ltd.	412,367	9,359,068
Bajaj Housing Finance Ltd.*	920,366	965,940
Infibeam Avenues Ltd.*	903,290	167,433
Total Financial Services		10,733,932
Food Products — 1.3%
Avanti Feeds Ltd.	75,810	701,719
AWL Agri Business Ltd.*	17,228	45,485
Balrampur Chini Mills Ltd.	237,142	1,172,526
Bikaji Foods International Ltd.	353	2,945
Bombay Burmah Trading Co.	36,015	756,969
Britannia Industries Ltd.	95,343	6,397,613
CCL Products India Ltd.	72,160	758,054
Godrej Agrovet Ltd.(a)	491	3,120
Gujarat Ambuja Exports Ltd.	220,754	338,477
Hatsun Agro Product Ltd.	39,130	425,435
Heritage Foods Ltd.	32,952	168,757
Kaveri Seed Co. Ltd.	87,054	955,005
KRBL Ltd.	227,401	998,112
Kwality Wall's India Ltd.*^	669,613	284,595
LT Foods Ltd.	489,882	2,122,673
Marico Ltd.	463,161	3,867,946
Mrs Bectors Food Specialities Ltd.	190,609	488,614
Nestle India Ltd.	389,754	5,585,297
Parag Milk Foods Ltd.(a)	53,449	172,723
Patanjali Foods Ltd.	226,055	1,371,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree India Earnings Fund (EPI) (consolidated)
December 31, 2025

Investments	Shares	Value
Tata Consumer Products Ltd.	412,328	$5,468,383
Triveni Engineering & Industries Ltd.	810,024	3,517,517
Zydus Wellness Ltd.	88,991	450,107
Total Food Products		36,054,055
Gas Utilities — 0.9%
Adani Total Gas Ltd.	72,150	454,914
GAIL India Ltd.	7,580,826	14,520,736
Gujarat Gas Ltd.	274,779	1,260,177
Gujarat State Petronet Ltd.	1,070,684	3,648,188
Indraprastha Gas Ltd.	1,737,341	3,760,978
Mahanagar Gas Ltd.	177,469	2,243,256
Total Gas Utilities		25,888,249
Ground Transportation — 0.1%
Container Corp. of India Ltd.	409,693	2,392,855
VRL Logistics Ltd.	10,960	32,704
Total Ground Transportation		2,425,559
Health Care Equipment & Supplies — 0.0%
Poly Medicure Ltd.	21,472	423,733
Health Care Providers & Services — 0.8%
Apollo Hospitals Enterprise Ltd.	48,964	3,836,574
Aster DM Healthcare Ltd.(a)	201,568	1,383,378
Dr. Lal PathLabs Ltd.(a)	48,588	801,480
Fortis Healthcare Ltd.	480,473	4,725,645
Global Health Ltd.	23,222	306,528
Krishna Institute of Medical Sciences Ltd.*(a)	104,542	707,885
Krsnaa Diagnostics Ltd.	43,010	345,188
Max Healthcare Institute Ltd.	566,913	6,591,953
Metropolis Healthcare Ltd.(a)	45,086	967,590
Narayana Hrudayalaya Ltd.	65,246	1,373,456
Rainbow Children's Medicare Ltd.	6,193	90,953
Thyrocare Technologies Ltd.(a)	125,489	622,283
Vijaya Diagnostic Centre Pvt Ltd.	19,424	229,295
Total Health Care Providers & Services		21,982,208
Health Care Technology — 0.0%
Inventurus Knowledge Solutions Ltd.*	15,265	281,559
Hotels, Restaurants & Leisure — 0.4%
Chalet Hotels Ltd.	16,726	162,004
Delta Corp. Ltd.	474,892	368,641
EIH Ltd.	122,438	501,648
Indian Hotels Co. Ltd.	849,517	6,983,420
ITC Hotels Ltd.*	213,226	468,374
Jubilant Foodworks Ltd.	163,463	1,015,922
Lemon Tree Hotels Ltd.*(a)	77,923	138,074
Thomas Cook India Ltd.	166,605	275,693
Total Hotels, Restaurants & Leisure		9,913,776
Household Durables — 0.2%
Amber Enterprises India Ltd.*	8,593	610,635
Bajaj Electricals Ltd.	2,544	13,508
Cello World Ltd.	1,049	6,327
Crompton Greaves Consumer Electricals Ltd.	573,361	1,609,160
Dixon Technologies India Ltd.	20,906	2,814,932
Symphony Ltd.	19,612	192,423
Whirlpool of India Ltd.	18,229	182,352
Total Household Durables		5,429,337
Household Products — 0.0%
Jyothy Labs Ltd.	52,059	163,714
Independent Power & Renewable Electricity Producers — 3.2%
Adani Green Energy Ltd.*	74,410	840,388
Adani Power Ltd.*	12,039,189	19,153,261
Gujarat Industries Power Co. Ltd.	3,631	6,327
Jaiprakash Power Ventures Ltd.*	6,946,375	1,327,765
JSW Energy Ltd.	484,821	2,602,397
KPI Green Energy Ltd.(a)	94,025	525,886
NHPC Ltd.	8,133,677	7,169,050
NLC India Ltd.	643,416	1,791,240
NTPC Ltd.	14,815,466	54,322,090
Reliance Power Ltd.*	1,830,359	709,707
Total Independent Power & Renewable Electricity Producers		88,448,111
Independent Power and Renewable Electricity Producers — 0.0%
Acme Solar Holdings Ltd.	159,455	421,331
Industrial Conglomerates — 0.4%
Apar Industries Ltd.	22,847	2,126,987
Balmer Lawrie & Co. Ltd.	1,465	2,990
Godrej Industries Ltd.*	132,233	1,474,758
Nava Ltd.	971,944	6,135,789
Siemens Ltd.	50,829	1,732,371
Total Industrial Conglomerates		11,472,895
Insurance — 1.1%
General Insurance Corp. of India(a)	1,524,603	6,459,420
HDFC Life Insurance Co. Ltd.(a)	389,343	3,248,229
ICICI Lombard General Insurance Co. Ltd.(a)	289,833	6,327,160
ICICI Prudential Life Insurance Co. Ltd.(a)	184,477	1,371,580
Life Insurance Corp. of India	549,036	5,222,230
Max Financial Services Ltd.*	98,219	1,826,921
New India Assurance Co. Ltd.(a)	392,368	680,231
PB Fintech Ltd.*	27,663	561,881
SBI Life Insurance Co. Ltd.(a)	243,812	5,519,986
Star Health & Allied Insurance Co. Ltd.*	454	2,298
Total Insurance		31,219,936
Interactive Media & Services — 0.1%
Info Edge India Ltd.	112,914	1,675,380
IT Services — 9.5%
Cigniti Technologies Ltd.*	39,816	724,915
Coforge Ltd.	144,421	2,672,160
Cyient Ltd.	94,381	1,173,785
Happiest Minds Technologies Ltd.	43,856	224,649
HCL Technologies Ltd.	1,974,788	35,666,386
Hexaware Technologies Ltd.	51,604	439,538
Infosys Ltd.	6,200,079	111,433,851
LTIMindtree Ltd.(a)	99,377	6,704,233
Mastek Ltd.	22,691	517,771
Mphasis Ltd.	130,095	4,040,093
Persistent Systems Ltd.	106,050	7,400,423
Sonata Software Ltd.	159,175	637,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree India Earnings Fund (EPI) (consolidated)
December 31, 2025

Investments	Shares	Value
Tata Consultancy Services Ltd.	1,438,630	$51,319,162
Tata Technologies Ltd.	95,267	681,543
Tech Mahindra Ltd.	1,058,990	18,744,531
Wipro Ltd.	5,874,288	17,207,308
Zensar Technologies Ltd.	274,525	2,149,208
Total IT Services		261,736,845
Life Sciences Tools & Services — 0.3%
Divi's Laboratories Ltd.	123,104	8,755,536
Syngene International Ltd.(a)	94,828	686,843
Total Life Sciences Tools & Services		9,442,379
Machinery — 1.3%
Action Construction Equipment Ltd.	37,910	399,285
AIA Engineering Ltd.	36,369	1,625,650
Ashok Leyland Ltd.	2,602,810	5,189,148
BEML Ltd.	24,305	502,950
Cochin Shipyard Ltd.(a)	135,720	2,446,389
Craftsman Automation Ltd.	15,153	1,296,393
Cummins India Ltd.	157,420	7,766,666
Elgi Equipments Ltd.	222,747	1,174,089
Escorts Kubota Ltd.	32,559	1,347,505
Force Motors Ltd.	2,882	659,453
GMM Pfaudler Ltd.	32,354	397,588
Greaves Cotton Ltd.	3,115	6,644
Grindwell Norton Ltd.	32,113	558,837
ISGEC Heavy Engineering Ltd.	57,264	580,703
Jamna Auto Industries Ltd.	153,603	216,324
Jyoti CNC Automation Ltd.*	38,476	423,504
Kirloskar Brothers Ltd.	41,647	746,111
Kirloskar Oil Engines Ltd.	111,918	1,517,652
Kirloskar Pneumatic Co. Ltd.	31,743	374,293
LG Balakrishnan & Bros Ltd.	61,328	1,221,041
NRB Bearings Ltd.	99,875	299,083
Olectra Greentech Ltd.	193	2,575
Shakti Pumps India Ltd.	78,656	633,724
SKF India Industrial Ltd.*	25,455	736,580
Tega Industries Ltd.	9,887	214,583
Texmaco Rail & Engineering Ltd.	351,462	536,972
Thermax Ltd.	40,229	1,352,881
Timken India Ltd.	21,289	711,320
Titagarh Rail System Ltd.	32,200	319,548
Total Machinery		33,257,491
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	844,694	2,178,100
Media — 0.1%
Affle 3i Ltd.*	40,560	812,017
Sun TV Network Ltd.	240,206	1,570,249
Zee Entertainment Enterprises Ltd.	18,745	18,762
Total Media		2,401,028
Metals & Mining — 8.3%
APL Apollo Tubes Ltd.	118,300	2,519,222
Ashapura Minechem Ltd.	58,905	575,848
Godawari Power & Ispat Ltd.	792,256	2,345,315
Goodluck India Ltd.	10,255	124,104
Gravita India Ltd.	308	6,366
Hindalco Industries Ltd.	6,042,902	59,615,899
Hindustan Copper Ltd.	178,817	1,031,169
Hindustan Zinc Ltd.	739,044	5,035,943
Jai Balaji Industries Ltd.*	507,742	408,377
Jindal Saw Ltd.	559,281	1,045,019
Jindal Stainless Ltd.	860,636	8,036,199
Jindal Steel Ltd.	798,973	9,367,639
JSW Steel Ltd.	934,650	12,112,679
Lloyds Metals & Energy Ltd.	81,216	1,193,941
Maharashtra Seamless Ltd.	59,114	369,202
Mishra Dhatu Nigam Ltd.(a)	5,650	21,590
MOIL Ltd.	125,626	515,129
National Aluminium Co. Ltd.	3,486,746	12,192,830
NMDC Ltd.	19,367,080	17,921,348
Prakash Industries Ltd.	338,177	551,968
Ramkrishna Forgings Ltd.	74,496	433,610
Ratnamani Metals & Tubes Ltd.	23,465	621,482
Sandur Manganese & Iron Ores Ltd.	582,447	1,573,356
Sarda Energy & Minerals Ltd.	385,636	2,233,469
Shyam Metalics & Energy Ltd.	59,888	564,802
Steel Authority of India Ltd.	3,362,261	5,498,688
Surya Roshni Ltd.	238,626	730,777
Tata Steel Ltd.	20,184,685	40,441,503
Usha Martin Ltd.	331,043	1,672,169
Vedanta Ltd.	5,688,309	38,251,412
Welspun Corp. Ltd.	215,261	1,950,486
Total Metals & Mining		228,961,541
Office REITs — 0.0%
Mindspace Business Parks REIT(a)	200,648	1,060,374
Oil, Gas & Consumable Fuels — 17.1%
Aegis Logistics Ltd.	388,596	3,102,563
Bharat Petroleum Corp. Ltd.	2,310,107	9,869,682
Chennai Petroleum Corp. Ltd.	95,554	888,994
Coal India Ltd.	15,171,933	67,352,489
Great Eastern Shipping Co. Ltd.	950,204	11,935,775
Gujarat Mineral Development Corp. Ltd.	104,096	693,457
Hindustan Oil Exploration Co. Ltd.*	5,131	8,908
Hindustan Petroleum Corp. Ltd.	3,646,248	20,245,574
Indian Oil Corp. Ltd.	12,744,006	23,602,374
Mangalore Refinery & Petrochemicals Ltd.*	1,248,212	2,111,337
Oil & Natural Gas Corp. Ltd.	26,700,605	71,410,039
Oil India Ltd.	6,814,331	32,172,682
Petronet LNG Ltd.	3,054,791	9,655,896
Reliance Industries Ltd.	12,490,983	218,246,224
Total Oil, Gas & Consumable Fuels		471,295,994
Paper & Forest Products — 0.1%
Century Plyboards India Ltd.	86,485	797,499
JK Paper Ltd.	553,438	2,192,708
Total Paper & Forest Products		2,990,207
Passenger Airlines — 0.2%
InterGlobe Aviation Ltd.(a)	111,312	6,265,986
Personal Care Products — 1.0%
Bajaj Consumer Care Ltd.*	429,835	1,225,239
Colgate-Palmolive India Ltd.	110,028	2,541,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree India Earnings Fund (EPI) (consolidated)
December 31, 2025

Investments	Shares	Value
Dabur India Ltd.	350,202	$1,962,204
Emami Ltd.	342,505	2,014,345
Gillette India Ltd.	3,271	304,338
Godrej Consumer Products Ltd.	245,361	3,336,473
Hindustan Unilever Ltd.	665,227	17,140,738
Total Personal Care Products		28,524,355
Pharmaceuticals — 4.0%
Aarti Drugs Ltd.	88,900	407,164
Aarti Pharmalabs Ltd.	76,104	637,083
Acutaas Chemicals Ltd.	7,125	135,152
Aether Industries Ltd.*	4,229	40,469
Ajanta Pharma Ltd.	33,299	1,025,837
Alembic Pharmaceuticals Ltd.	108,975	1,025,921
Alivus Life Sciences Ltd.	34,228	349,061
Alkem Laboratories Ltd.	38,163	2,338,073
Aurobindo Pharma Ltd.	503,855	6,631,781
Caplin Point Laboratories Ltd.	102,509	2,096,385
Cipla Ltd.	636,796	10,707,568
Cohance Lifesciences Ltd.*	169,578	997,325
Concord Biotech Ltd.	30,481	456,336
Dr. Reddy’s Laboratories Ltd.	1,307,943	18,501,667
FDC Ltd.*	51,567	242,747
Gland Pharma Ltd.(a)	66,446	1,273,039
GlaxoSmithKline Pharmaceuticals Ltd.	44,956	1,237,249
Glenmark Pharmaceuticals Ltd.	133,566	3,024,425
Granules India Ltd.	360,045	2,397,512
IOL Chemicals & Pharmaceuticals Ltd.	365,045	334,099
Ipca Laboratories Ltd.	133,984	2,115,167
JB Chemicals & Pharmaceuticals Ltd.	60,971	1,234,420
Jubilant Pharmova Ltd.	29,015	346,484
Laurus Labs Ltd.(a)	624,940	7,704,029
Lupin Ltd.	152,666	3,583,123
Mankind Pharma Ltd.	38,756	947,131
Marksans Pharma Ltd.	466,602	935,962
Natco Pharma Ltd.	152,837	1,535,607
Neuland Laboratories Ltd.	18,148	3,064,060
Strides Pharma Science Ltd.	59,784	598,875
Sun Pharmaceutical Industries Ltd.	1,464,028	28,011,858
Supriya Lifescience Ltd.	6,124	51,204
Torrent Pharmaceuticals Ltd.	72,304	3,097,155
Zydus Lifesciences Ltd.	393,811	4,006,269
Total Pharmaceuticals		111,090,237
Professional Services — 0.5%
Computer Age Management Services Ltd.	136,092	1,121,843
Datamatics Global Services Ltd.	51,636	465,204
Digitide Solutions Ltd.*	121,978	179,277
eClerx Services Ltd.	72,452	3,784,893
Firstsource Solutions Ltd.	970,145	3,624,576
International Gemmological Institute India Ltd.	88,652	330,425
L&T Technology Services Ltd.(a)	27,792	1,379,776
Latent View Analytics Ltd.*	48,469	247,362
Quess Corp. Ltd.(a)	126,831	290,113
RITES Ltd.	214,485	579,433
Sagility Ltd.	1,273,160	736,874
TeamLease Services Ltd.*	115	1,992
Total Professional Services		12,741,768
Real Estate Management & Development — 0.9%
Anant Raj Ltd.	97,389	593,028
Brigade Enterprises Ltd.	94,725	932,712
DLF Ltd.	427,111	3,266,556
Embassy Developments Ltd.*	413,356	270,514
Ganesh Housing Ltd.	49,875	445,315
Godrej Properties Ltd.*	49,608	1,106,308
Lodha Developers Ltd.(a)	42,276	499,197
Mahindra Lifespace Developers Ltd.	2,108	9,255
NESCO Ltd.	55,375	754,788
Oberoi Realty Ltd.	214,239	3,982,088
Phoenix Mills Ltd.	367,738	7,583,522
Prestige Estates Projects Ltd.	238,214	4,226,816
Sobha Ltd.	83,316	1,352,735
Total Real Estate Management & Development		25,022,834
Semiconductors & Semiconductor Equipment — 0.1%
Premier Energies Ltd.(a)	80,168	751,157
WAAREE Energies Ltd.	22,175	732,288
Websol Energy System Ltd.*	294,838	294,315
Total Semiconductors & Semiconductor Equipment		1,777,760
Software — 0.5%
AurionPro Solutions Ltd.	27,529	317,223
Birlasoft Ltd.	182,686	880,712
BlackBuck Ltd.*	53,893	407,588
CE Info Systems Ltd.	22,441	431,245
Intellect Design Arena Ltd.	118,980	1,285,384
KPIT Technologies Ltd.	60,481	788,990
Newgen Software Technologies Ltd.	153,249	1,440,939
Oracle Financial Services Software Ltd.	55,368	4,735,388
Rategain Travel Technologies Ltd.*	12,808	98,569
Route Mobile Ltd.	64,483	503,499
Tanla Platforms Ltd.	95,657	559,280
Tata Elxsi Ltd.	22,040	1,285,062
Total Software		12,733,879
Specialty Retail — 0.1%
Go Fashion India Ltd.*	621	3,192
Metro Brands Ltd.	18,096	243,033
PC Jeweller Ltd.*	4,843,098	513,518
Senco Gold Ltd.	81,958	289,928
Trent Ltd.	43,392	2,065,817
Total Specialty Retail		3,115,488
Textiles, Apparel & Luxury Goods — 0.8%
Arvind Ltd.	542,433	1,913,435
Bata India Ltd.	41,496	435,369
Campus Activewear Ltd.	317,721	925,985
Garware Technical Fibres Ltd.	41,588	322,763
Gokaldas Exports Ltd.*	50,815	419,560
Indo Count Industries Ltd.	186,456	585,843
Kalyan Jewellers India Ltd.	81,006	437,433
KPR Mill Ltd.	117,254	1,229,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree India Earnings Fund (EPI) (consolidated)
December 31, 2025

Investments	Shares	Value
LUX Industries Ltd.	30,672	$379,853
Page Industries Ltd.	3,023	1,212,336
Relaxo Footwears Ltd.	56,642	254,853
Safari Industries India Ltd.	4,052	98,028
Siyaram Silk Mills Ltd.	43,186	303,789
Swan Corp. Ltd.	160,487	837,170
Titan Co. Ltd.	186,363	8,400,698
Trident Ltd.	1,019,922	303,323
Vaibhav Global Ltd.	59,339	154,271
Vardhman Textiles Ltd.	294,111	1,431,788
Vedant Fashions Ltd.	70,352	455,632
Welspun Living Ltd.	454,270	659,929
Total Textiles, Apparel & Luxury Goods		20,761,485
Tobacco — 0.9%
Godfrey Phillips India Ltd.	100,253	3,081,116
ITC Ltd.	4,703,019	21,087,331
VST Industries Ltd.	2,885	8,267
Total Tobacco		24,176,714
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	93,695	2,334,781
IndiaMart InterMesh Ltd.(a)	226	5,591
MMTC Ltd.*	20,123	15,052
MSTC Ltd.	116,691	678,884
Total Trading Companies & Distributors		3,034,308
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	916,641	14,989,853
Gujarat Pipavav Port Ltd.	490,685	993,769
JSW Infrastructure Ltd.	170,175	539,232
Total Transportation Infrastructure		16,522,854
Water Utilities — 0.0%
VA Tech Wabag Ltd.	34,920	506,359
Wireless Telecommunication Services — 1.6%
Bharti Airtel Ltd.	1,844,523	43,211,544
TOTAL COMMON STOCKS (COST: $1,871,125,483)		2,823,428,198
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co. Ltd., 6.00%^
(Cost: $0)	898,040	99,916
RIGHTS — 0.0%
India — 0.0%
Adani Enterprises Ltd.*^
(Cost: $0)	8,602	39,814
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $5,039,561)	5,039,561	$5,039,561
TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost: $1,876,165,044)		2,828,607,489
Other Liabilities less Assets — (2.5)%		(68,876,989)
NET ASSETS — 100.0%		$2,759,730,500

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $424,662, which represents 0.0% of net assets.

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree India Earnings Fund (EPI) (consolidated)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Building Products	$4,609,392	$–	$337	*	$4,609,729
Food Products	35,769,460	–	284,595	*	36,054,055
Other	2,782,764,414	–	–		2,782,764,414
Preferred Stocks	–	–	99,916	*	99,916
Rights	–	–	39,814	*	39,814
Mutual Fund	–	5,039,561	–		5,039,561
Total Investments in Securities	$2,823,143,266	$5,039,561	$424,662		$2,828,607,489

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree India Hedged Equity Fund (INDH)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 102.8%
India — 102.8%
Aerospace & Defense — 1.9%
Bharat Electronics Ltd.	18,961	$84,300
Hindustan Aeronautics Ltd.	793	38,721
Total Aerospace & Defense		123,021
Automobiles — 9.3%
Bajaj Auto Ltd.	391	40,645
Eicher Motors Ltd.	787	64,030
Hero MotoCorp Ltd.	711	45,652
Mahindra & Mahindra Ltd.	5,391	222,479
Maruti Suzuki India Ltd.	695	129,111
Tata Motors Passenger Vehicles Limited	9,997	40,859
TVS Motor Co. Ltd.	1,212	50,160
Total Automobiles		592,936
Banks — 22.4%
Axis Bank Ltd.	12,421	175,427
HDFC Bank Ltd.	52,660	580,740
ICICI Bank Ltd.	27,691	413,735
Kotak Mahindra Bank Ltd.	5,860	143,508
State Bank of India	10,191	111,367
Total Banks		1,424,777
Beverages — 1.2%
United Spirits Ltd.	2,097	33,683
Varun Beverages Ltd.	7,661	41,753
Total Beverages		75,436
Chemicals — 1.8%
Asian Paints Ltd.	2,675	82,426
Pidilite Industries Ltd.	1,858	30,645
Total Chemicals		113,071
Construction & Engineering — 2.5%
Larsen & Toubro Ltd.	3,572	162,287
Construction Materials — 2.6%
Ambuja Cements Ltd.	3,196	19,783
Grasim Industries Ltd.	1,953	61,471
UltraTech Cement Ltd.	630	82,599
Total Construction Materials		163,853
Consumer Staples Distribution & Retail — 0.5%
Avenue Supermarts Ltd.*(a)	696	29,288
Electric Utilities — 1.7%
Power Grid Corp. of India Ltd.	22,139	65,176
Tata Power Co. Ltd.	9,943	41,994
Total Electric Utilities		107,170
Electrical Equipment — 0.2%
Suzlon Energy Ltd.*	24,945	14,618
Financial Services — 0.7%
Bajaj Finserv Ltd.	1,985	45,052
Food Products — 2.1%
Britannia Industries Ltd.	605	40,596
Kwality Wall's India Ltd.*^	4,994	2,122
Nestle India Ltd.	3,729	53,438
Tata Consumer Products Ltd.	3,000	39,787
Total Food Products		135,943
Gas Utilities — 0.5%
GAIL India Ltd.	15,110	28,943
Health Care Providers & Services — 1.3%
Apollo Hospitals Enterprise Ltd.	520	40,744
Max Healthcare Institute Ltd.	3,835	44,593
Total Health Care Providers & Services		85,337
Hotels, Restaurants & Leisure — 1.9%
Eternal Ltd.*	27,495	85,058
Indian Hotels Co. Ltd.	4,571	37,576
Total Hotels, Restaurants & Leisure		122,634
Independent Power & Renewable Electricity Producers — 2.3%
Adani Green Energy Ltd.*	2,152	24,305
Adani Power Ltd.*	23,870	37,975
NTPC Ltd.	22,099	81,028
Total Independent Power & Renewable Electricity Producers		143,308
Insurance — 2.1%
HDFC Life Insurance Co. Ltd.(a)	4,899	40,872
ICICI Lombard General Insurance Co. Ltd.(a)	1,164	25,410
PB Fintech Ltd.*	686	13,934
SBI Life Insurance Co. Ltd.(a)	2,374	53,748
Total Insurance		133,964
Interactive Media & Services — 0.4%
Info Edge India Ltd.	1,855	27,524
IT Services — 12.7%
Coforge Ltd.	1,468	27,162
HCL Technologies Ltd.	5,386	97,276
Infosys Ltd.	19,118	343,607
LTIMindtree Ltd.(a)	478	32,247
Persistent Systems Ltd.	233	16,259
Tata Consultancy Services Ltd.	5,444	194,200
Tech Mahindra Ltd.	3,256	57,632
Wipro Ltd.	14,935	43,749
Total IT Services		812,132
Life Sciences Tools & Services — 0.8%
Divi's Laboratories Ltd.	678	48,221
Machinery — 0.5%
Cummins India Ltd.	653	32,217
Metals & Mining — 4.0%
Hindalco Industries Ltd.	7,693	75,895
JSW Steel Ltd.	4,778	61,921
Tata Steel Ltd.	44,439	89,037
Vedanta Ltd.	3,830	25,755
Total Metals & Mining		252,608
Oil, Gas & Consumable Fuels — 12.6%
Bharat Petroleum Corp. Ltd.	9,784	41,801
Coal India Ltd.	8,375	37,179
Indian Oil Corp. Ltd.	19,264	35,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree India Hedged Equity Fund (INDH)
December 31, 2025

Investments	Shares	Value
Oil & Natural Gas Corp. Ltd.	21,732	$58,121
Reliance Industries Ltd.	36,201	632,515
Total Oil, Gas & Consumable Fuels		805,294
Passenger Airlines — 0.4%
InterGlobe Aviation Ltd.(a)	409	23,023
Personal Care Products — 2.8%
Godrej Consumer Products Ltd.	2,603	35,396
Hindustan Unilever Ltd.	5,464	140,790
Total Personal Care Products		176,186
Pharmaceuticals — 3.2%
Cipla Ltd.	2,778	46,711
Dr. Reddy’s Laboratories Ltd.	3,080	43,569
Sun Pharmaceutical Industries Ltd.	5,780	110,591
Total Pharmaceuticals		200,871
Real Estate Management & Development — 0.4%
DLF Ltd.	3,295	25,200
Specialty Retail — 0.8%
Trent Ltd.	1,048	49,893
Textiles, Apparel & Luxury Goods — 1.5%
Titan Co. Ltd.	2,175	98,043
Tobacco — 1.1%
ITC Ltd.	15,945	71,494
Trading Companies & Distributors — 0.7%
Adani Enterprises Ltd.	1,682	41,914
Transportation Infrastructure — 1.0%
Adani Ports & Special Economic Zone Ltd.	4,000	65,412
Wireless Telecommunication Services — 4.9%
Bharti Airtel Ltd.	13,428	314,577
TOTAL COMMON STOCKS (COST: $5,860,276)		6,546,247
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co. Ltd., 6.00%^
(Cost: $0)	5,224	581
RIGHTS — 0.0%
India — 0.0%
Adani Enterprises Ltd.*^
(Cost: $0)	161	745
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $1,319)	1,319	1,319
TOTAL INVESTMENTS IN SECURITIES — 102.8% (Cost: $5,861,595)		6,548,892
Other Liabilities less Assets — (2.8)%		(175,928)
NET ASSETS — 100.0%		$6,372,964

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $3,448, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree India Hedged Equity Fund (INDH)
December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	1/6/2026	6,722,419	USD	601,963,093	INR	$27,341	$–
Goldman Sachs	1/6/2026	601,963,093	INR	6,694,802	USD	277	–
Goldman Sachs	2/4/2026	6,298,130	USD	567,864,558	INR	–	(1,617)
						$27,618	$(1,617)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Food Products	$133,821	$–	$2,122	*	$135,943
Other	6,410,304	–	–		6,410,304
Preferred Stocks	–	–	581	*	581
Rights	–	–	745	*	745
Mutual Fund	–	1,319	–		1,319
Total Investments in Securities	$6,544,125	$1,319	$3,448		$6,548,892
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$27,618	$–		$27,618
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(1,617)	$–		$(1,617)
Total - Net	$6,544,125	$27,320	$3,448		$6,574,893

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International AI Enhanced Value Fund (AIVI)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 97.6%
Australia — 3.4%
APA Group	23,871	$142,788
Scentre Group	165,096	462,396
Sonic Healthcare Ltd.	8,902	134,219
Suncorp Group Ltd.	18,980	223,393
Transurban Group	80,261	760,548
Vicinity Ltd.	131,891	225,156
Total Australia		1,948,500
Belgium — 1.8%
Ageas SA	1,991	139,832
Anheuser-Busch InBev SA	4,507	290,600
Groupe Bruxelles Lambert NV	3,433	306,222
Syensqo SA	3,923	315,881
Total Belgium		1,052,535
Denmark — 1.5%
Carlsberg AS, Class B	1,598	209,864
Danske Bank AS	12,759	639,194
Total Denmark		849,058
Finland — 0.2%
Sampo OYJ, Class A	11,599	140,720
France — 10.8%
AXA SA	9,346	449,594
Bouygues SA	3,140	163,553
Capgemini SE	1,857	310,241
Carrefour SA	9,185	153,504
Cie Generale des Etablissements Michelin SCA	8,763	291,358
Eiffage SA	5,161	741,908
Gecina SA	1,501	142,614
Getlink SE	11,003	203,271
Klepierre SA	3,695	146,418
Publicis Groupe SA	1,979	205,974
Renault SA	7,402	307,916
TotalEnergies SE	27,495	1,795,085
Vinci SA	8,812	1,242,428
Total France		6,153,864
Germany — 6.6%
Allianz SE, Registered Shares	677	310,488
BASF SE	19,834	1,034,955
Bayer AG, Registered Shares	19,469	846,247
Deutsche Telekom AG, Registered Shares	13,474	437,707
Evonik Industries AG	23,656	371,178
Fresenius Medical Care AG	2,838	135,857
Hannover Rueck SE	460	143,814
Mercedes-Benz Group AG	6,942	489,753
Total Germany		3,769,999
Hong Kong — 2.3%
CK Asset Holdings Ltd.	30,000	151,551
CK Infrastructure Holdings Ltd.(a)	20,500	151,706
CLP Holdings Ltd.	16,000	143,072
Hong Kong & China Gas Co. Ltd.	149,000	134,193
Hongkong Land Holdings Ltd.	24,600	170,970
Link REIT	28,800	128,543
Power Assets Holdings Ltd.	21,000	148,795
Sun Hung Kai Properties Ltd.	11,500	139,918
Wharf Real Estate Investment Co. Ltd.	47,000	148,424
Total Hong Kong		1,317,172
Israel — 1.1%
Mizrahi Tefahot Bank Ltd.	9,447	659,224
Italy — 8.0%
Banca Mediolanum SpA	27,573	630,499
Eni SpA	13,854	262,611
FinecoBank Banca Fineco SpA	44,308	1,155,234
Generali	11,601	487,087
Infrastrutture Wireless Italiane SpA(b)	32,804	303,783
Nexi SpA(a)(b)	43,795	217,107
Poste Italiane SpA(b)	21,964	554,090
Unipol Assicurazioni SpA	39,306	949,572
Total Italy		4,559,983
Japan — 18.0%
AGC, Inc.	19,700	652,666
Asahi Group Holdings Ltd.	14,100	147,481
Bridgestone Corp.	51,400	1,152,315
Dai-ichi Life Holdings, Inc.	39,400	327,653
FANUC Corp.	12,200	473,539
Isuzu Motors Ltd.	34,800	541,610
Japan Post Holdings Co. Ltd.	58,900	620,208
Komatsu Ltd.	19,500	622,029
Kubota Corp.	48,900	691,485
Makita Corp.	19,900	601,399
Mitsubishi Chemical Group Corp.	142,000	829,017
Mitsubishi Corp.	16,200	370,622
MS&AD Insurance Group Holdings, Inc.	28,400	667,308
ORIX Corp.	16,100	467,762
Otsuka Corp.	7,000	144,336
Sekisui House Ltd.	13,800	307,968
SMC Corp.	500	173,722
Sompo Holdings, Inc.	11,500	391,489
Takeda Pharmaceutical Co. Ltd.	13,300	410,255
Tokyo Metro Co. Ltd.	13,300	135,295
Tokyu Corp.	11,900	138,933
Toray Industries, Inc.	21,400	139,258
Unicharm Corp.	23,300	133,041
West Japan Railway Co.	6,900	137,608
Total Japan		10,276,999
Netherlands — 1.2%
EXOR NV	1,616	137,504
Heineken Holding NV	1,922	140,855
Koninklijke Philips NV	9,336	254,819
Randstad NV	3,499	133,021
Total Netherlands		666,199
Norway — 2.3%
DNB Bank ASA	46,181	1,288,802
Portugal — 1.0%
Banco Comercial Portugues SA, Class R	557,217	586,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International AI Enhanced Value Fund (AIVI)
December 31, 2025

Investments	Shares	Value
Singapore — 6.8%
CapitaLand Investment Ltd.	66,600	$140,347
Oversea-Chinese Banking Corp. Ltd.	132,400	2,034,388
United Overseas Bank Ltd.	61,800	1,684,843
Total Singapore		3,859,578
South Korea — 0.3%
Delivery Hero SE*(b)	5,813	155,111
Spain — 3.6%
ACS Actividades de Construccion y Servicios SA	5,803	578,281
Aena SME SA(b)	11,949	334,278
Amadeus IT Group SA	4,139	305,469
Endesa SA	11,007	395,960
Grifols SA	24,272	305,017
Redeia Corp. SA	7,624	135,832
Total Spain		2,054,837
Sweden — 7.3%
Essity AB, Class B	4,922	141,593
Industrivarden AB, Class C	15,820	712,164
L E Lundbergforetagen AB, Class B	3,746	207,845
Skandinaviska Enskilda Banken AB, Class A	35,329	747,677
Svenska Handelsbanken AB, Class A	52,044	758,462
Swedbank AB, Class A	45,574	1,587,388
Total Sweden		4,155,129
Switzerland — 3.1%
Banque Cantonale Vaudoise, Registered Shares	3,838	486,381
Sonova Holding AG, Registered Shares	610	159,458
Swatch Group AG, Bearer Shares	1,224	259,941
Zurich Insurance Group AG	1,170	888,742
Total Switzerland		1,794,522
United Kingdom — 11.5%
Admiral Group PLC	3,240	138,409
Associated British Foods PLC	4,926	140,929
British American Tobacco PLC	22,871	1,296,337
Imperial Brands PLC	21,625	907,214
M&G PLC	275,410	1,060,940
Phoenix Group Holdings PLC	110,581	1,096,191
Reckitt Benckiser Group PLC	7,416	598,693
Sage Group PLC	9,569	139,391
Schroders PLC	42,262	231,357
Segro PLC	16,125	156,247
United Utilities Group PLC	48,250	774,890
Total United Kingdom		6,540,598
United States — 6.8%
GSK PLC	34,013	834,694
Haleon PLC	28,771	145,042
Holcim AG, Registered Shares*	5,875	576,636
Shell PLC	32,706	1,205,359
Swiss Re AG	6,624	1,110,758
Total United States		3,872,489
TOTAL COMMON STOCKS
(Cost: $47,941,814)		55,701,813
PREFERRED STOCKS — 0.9%
Germany — 0.9%
Henkel AG & Co. KGaA, 3.01%	4,448	363,483
Porsche Automobil Holding SE, 5.61%	3,363	157,671
TOTAL PREFERRED STOCKS
(Cost: $493,231)		521,154
MUTUAL FUND — 0.3%
United States — 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $159,952)	159,952	159,952
TOTAL INVESTMENTS IN SECURITIES — 98.8% (Cost: $48,594,997)		56,382,919
Other Assets less Liabilities — 1.2%		711,560
NET ASSETS — 100.0%		$57,094,479

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $325,577 and the total market value of the collateral held by the Fund was $342,834, which was entirely composed of non-cash U.S. Government securities.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International AI Enhanced Value Fund (AIVI)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$55,701,813	$–	$–	$55,701,813
Preferred Stocks	521,154	–	–	521,154
Mutual Fund	–	159,952	–	159,952
Total Investments in Securities	$56,222,967	$159,952	$–	$56,382,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 6.9%
ALS Ltd.	19,052	$280,014
Ampol Ltd.	3,713	79,059
Ansell Ltd.	1,126	26,288
ANZ Group Holdings Ltd.	65,562	1,588,785
APA Group	83,658	500,412
ARB Corp. Ltd.	12,335	258,695
Aristocrat Leisure Ltd.	10,426	404,501
Aussie Broadband Ltd.	35,596	119,635
Australian Clinical Labs Ltd.	29,950	54,923
Bendigo & Adelaide Bank Ltd.	10,761	75,491
BHP Group Ltd.	137,166	4,160,930
BlueScope Steel Ltd.	9,921	159,243
Brambles Ltd.	41,092	629,154
Breville Group Ltd.	14,204	279,138
CAR Group Ltd.	24,414	500,787
Centuria Capital Group	37,032	49,884
Cleanaway Waste Management Ltd.	70,729	122,159
Cochlear Ltd.	2,758	479,399
Codan Ltd.	16,836	319,186
Coles Group Ltd.	43,873	627,264
Commonwealth Bank of Australia	33,080	3,542,077
Computershare Ltd.	13,179	300,037
Corporate Travel Management Ltd.*	12,273	117,365
Cromwell Property Group	303,379	93,062
CSL Ltd.	9,121	1,050,116
Dalrymple Bay Infrastructure Ltd.	55,838	186,550
Dexus	15,547	71,847
Dicker Data Ltd.	14,028	96,259
Downer EDI Ltd.	22,190	117,639
Dyno Nobel Ltd.	35,077	75,085
Eagers Automotive Ltd.	6,654	109,333
Evolution Mining Ltd.	47,086	398,143
EVT Ltd.	11,945	100,047
Goodman Group	25,754	532,052
GPT Group	39,679	143,413
GWA Group Ltd.	46,656	79,026
Hansen Technologies Ltd.	13,432	47,294
Harvey Norman Holdings Ltd.	19,724	91,282
Helia Group Ltd.	18,062	66,246
Imdex Ltd.	44,674	102,481
Ingenia Communities Group	24,928	85,942
Insurance Australia Group Ltd.	19,028	101,257
Integral Diagnostics Ltd.	35,128	59,500
IVE Group Ltd.	56,026	112,456
JB Hi-Fi Ltd.	6,052	388,322
Jumbo Interactive Ltd.	10,162	77,998
Lottery Corp. Ltd.	107,710	370,624
Lovisa Holdings Ltd.	14,103	275,648
Lycopodium Ltd.	8,809	81,065
Maas Group Holdings Ltd.	41,467	150,428
Macquarie Group Ltd.	5,704	772,914
Mader Group Ltd.	24,980	126,933
Metcash Ltd.	45,340	99,775
Mirvac Group	96,749	132,260
Monadelphous Group Ltd.	11,304	199,834
MyState Ltd.	23,325	71,239
National Australia Bank Ltd.	70,104	1,977,943
Nick Scali Ltd.	8,191	128,743
Northern Star Resources Ltd.	34,436	613,818
NRW Holdings Ltd.	41,991	144,209
Objective Corp. Ltd.	13,534	149,005
Orica Ltd.	11,992	194,164
Origin Energy Ltd.	47,075	360,694
Perseus Mining Ltd.	57,745	218,721
Pro Medicus Ltd.	3,483	513,001
Propel Funeral Partners Ltd.	23,176	76,038
Qantas Airways Ltd.	44,727	309,596
QBE Insurance Group Ltd.	12,609	167,241
Qube Holdings Ltd.	68,939	219,286
Ramelius Resources Ltd.	93,896	260,477
REA Group Ltd.	4,364	533,689
Redox Ltd.	38,869	78,796
Regis Healthcare Ltd.	26,769	124,064
Rio Tinto Ltd.	12,502	1,224,032
Rio Tinto PLC	42,774	3,448,537
Scentre Group	215,503	603,574
SEEK Ltd.	19,120	294,784
SGH Ltd.	9,932	307,645
Sigma Healthcare Ltd.	229,278	449,508
SmartGroup Corp. Ltd.	3,552	21,650
SRG Global Ltd.	39,935	79,892
Stockland	99,640	380,729
Suncorp Group Ltd.	5,984	70,431
Super Retail Group Ltd.	9,255	98,932
Supply Network Ltd.	5,432	117,581
Tasmea Ltd.	19,789	55,556
Technology One Ltd.	19,897	370,982
Telstra Group Ltd.	469,918	1,526,086
TPG Telecom Ltd.	61,391	155,157
Transurban Group	132,673	1,257,201
Universal Store Holdings Ltd.	12,140	64,765
Ventia Services Group Pty. Ltd.	63,099	250,362
Vicinity Ltd.	198,494	338,856
Vulcan Steel Ltd.	21,341	98,765
Waypoint REIT Ltd.	5,109	8,688
Wesfarmers Ltd.	36,168	1,955,779
Westgold Resources Ltd.	44,809	192,433
Westpac Banking Corp.	73,410	1,889,603
Whitehaven Coal Ltd.	5,049	26,094
WiseTech Global Ltd.	11,039	503,958
Woolworths Group Ltd.	23,841	467,094
Worley Ltd.	6,290	52,725
Total Australia		43,521,380
Austria — 0.4%
ANDRITZ AG	3,113	244,042
CA Immobilien Anlagen AG	3,945	104,340
Erste Group Bank AG	8,846	1,069,048
Kontron AG(a)	4,336	116,107
Strabag SE, Bearer Shares	4,115	391,462
Telekom Austria AG	38,495	406,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Verbund AG	3,840	$279,613
Wienerberger AG	893	32,114
Total Austria		2,643,620
Belgium — 1.1%
Ackermans & van Haaren NV	499	135,964
Ageas SA	4,028	282,895
Anheuser-Busch InBev SA	25,860	1,667,384
Barco NV	2,098	29,174
Bekaert SA	1,738	77,361
Cofinimmo SA	1,868	173,755
Colruyt Group NV	1,993	73,731
Elia Group SA	2,410	310,498
Fagron	5,139	128,556
Financiere de Tubize SA	903	221,650
KBC Group NV	12,519	1,635,703
Kinepolis Group NV	3,067	108,061
Melexis NV	5,130	346,433
Montea NV	2,859	245,788
Shurgard Self Storage Ltd.	3,987	137,198
Solvay SA	3,034	96,779
Syensqo SA	2,392	192,605
UCB SA	2,020	566,052
VGP NV	3,187	368,683
Warehouses De Pauw CVA	13,965	362,795
Total Belgium		7,161,065
Brazil — 0.0%
Yara International ASA	1,361	55,860
Chile — 0.1%
Antofagasta PLC	15,844	698,787
China — 0.5%
BOC Aviation Ltd.(b)	21,500	201,092
BOC Hong Kong Holdings Ltd.	447,444	2,266,107
Health & Happiness H&H International Holdings Ltd.	47,500	80,067
Morimatsu International Holdings Co. Ltd.	47,000	55,674
Prosus NV^	12,506	776,244
VSTECS Holdings Ltd.	44,000	44,093
Total China		3,423,277
Denmark — 1.2%
AL Sydbank	1,521	136,325
Ambu AS, Class B	27,424	379,475
Carlsberg AS, Class B	1,557	204,479
Chemometec AS	2,148	232,208
Danske Bank AS	23,503	1,177,441
H Lundbeck AS	5,678	38,534
ISS AS	4,242	144,877
Novo Nordisk AS, Class B	85,551	4,375,348
Pandora AS	2,409	268,037
Rockwool AS, Class B	2,177	77,158
Royal Unibrew AS	1,827	165,044
Tryg AS	2,297	60,138
Vestas Wind Systems AS	9,383	255,836
Total Denmark		7,514,900
Finland — 1.7%
Elisa OYJ	6,413	284,248
Fortum OYJ	24,997	533,724
F-Secure OYJ	40,330	91,605
Harvia OYJ	2,552	128,580
Hiab OYJ, Class B	1,924	111,897
Kalmar OYJ, Class B	1,507	71,752
Kemira OYJ	7,069	162,557
Kone OYJ, Class B	17,558	1,248,808
Konecranes OYJ	3,872	427,008
Marimekko OYJ	5,738	87,203
Metso OYJ	33,980	597,819
Neste OYJ	14,301	326,007
Nokian Renkaat OYJ(a)	14,131	157,083
Nordea Bank Abp	221,424	4,182,929
Orion OYJ, Class B	5,551	414,958
Outokumpu OYJ	18,285	96,207
Puuilo OYJ	8,735	130,082
Raisio OYJ, Class V	28,873	89,353
Sampo OYJ, Class A	25,672	311,455
Sanoma OYJ	16,056	179,141
Terveystalo OYJ(b)	6,374	73,212
Valmet OYJ	6,751	224,620
Wartsila OYJ Abp	15,866	566,468
Total Finland		10,496,716
France — 8.8%
Accor SA	11,132	630,427
Aeroports de Paris SA	2,716	355,345
Air Liquide SA	9,265	1,743,835
Airbus SE	7,201	1,677,912
AXA SA	110,853	5,332,638
Ayvens SA(b)	21,042	282,714
BioMerieux	2,017	261,286
BNP Paribas SA	47,678	4,523,873
Bouygues SA	10,029	522,379
Bureau Veritas SA	13,208	421,620
Cie de Saint-Gobain SA	9,287	948,483
Cie des Alpes	3,410	101,524
Cie Generale des Etablissements Michelin SCA	16,985	564,729
Covivio SA	5,295	352,290
Credit Agricole SA	111,683	2,301,966
Danone SA	19,407	1,750,013
Dassault Aviation SA	1,568	504,213
Dassault Systemes SE	14,911	417,492
Edenred SE	2,252	50,014
Eiffage SA	1,636	235,179
Elis SA	4,997	142,375
Engie SA	130,513	3,435,029
EssilorLuxottica SA	5,764	1,827,097
Exosens SAS	5,657	321,895
Gaztransport & Technigaz SA	2,743	504,490
Getlink SE	29,248	540,331
Hermes International SCA	834	2,078,481
Interparfums SA	7,409	219,452
Ipsen SA	1,070	149,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Kering SA	1,998	$706,312
Klepierre SA	16,705	661,952
Lectra	2,265	67,833
Legrand SA	5,237	782,664
LISI SA	3,011	187,776
L'Oreal SA	7,982	3,436,679
LVMH Moet Hennessy Louis Vuitton SE	9,301	7,045,699
Mersen SA	978	27,394
Nexans SA	863	127,505
Opmobility	4,381	82,170
Orange SA	102,264	1,705,477
Planisware SA	9,193	254,803
Publicis Groupe SA	7,076	736,469
Rexel SA	10,573	417,103
Rubis SCA	2,475	93,191
Safran SA	4,299	1,501,562
Societe Generale SA	2,810	226,790
SPIE SA	5,614	324,789
Technip Energies NV	5,408	206,294
Thales SA	2,960	798,871
Valeo SE	4,357	59,537
Vallourec SACA	8,238	151,803
Veolia Environnement SA	23,159	808,357
Vicat SACA	1,866	166,556
Vinci SA	16,749	2,361,488
VusionGroup	1,770	424,486
Total France		55,560,185
Georgia — 0.0%
Lion Finance Group PLC	1,003	125,465
TBC Bank Group PLC	628	34,294
Total Georgia		159,759
Germany — 6.8%
adidas AG	2,165	429,841
AIXTRON SE	15,516	315,345
Allianz SE, Registered Shares	10,832	4,967,804
AlzChem Group AG	1,054	191,870
Aurubis AG	519	75,705
BASF SE	31,144	1,625,120
Bayer AG, Registered Shares	4,024	174,909
Bayerische Motoren Werke AG	19,214	2,101,787
Bechtle AG	2,690	137,997
Beiersdorf AG	2,018	222,025
Bilfinger SE	1,788	225,531
Commerzbank AG	12,855	545,022
Continental AG	3,162	252,377
CTS Eventim AG & Co. KGaA	4,721	435,250
Daimler Truck Holding AG	31,573	1,383,860
Deutsche Bank AG, Registered Shares	14,698	571,547
Deutsche Boerse AG	1,874	492,346
Deutsche Lufthansa AG, Registered Shares	9,843	97,174
Deutsche Post AG, Registered Shares	37,145	2,038,595
Deutsche Telekom AG, Registered Shares	114,272	3,712,160
Deutz AG	17,620	175,897
DWS Group GmbH & Co. KGaA(b)	2,874	190,708
E.ON SE	60,547	1,146,640
Eckert & Ziegler SE	8,462	151,657
Elmos Semiconductor SE	2,135	243,223
Fielmann Group AG	4,462	228,219
Freenet AG	1,602	55,202
Fresenius Medical Care AG	1,521	72,811
Fresenius SE & Co. KGaA	4,594	264,268
Friedrich Vorwerk Group SE	2,174	208,346
GEA Group AG	3,702	251,304
Hannover Rueck SE	1,273	397,989
Heidelberg Materials AG	3,759	984,491
Henkel AG & Co. KGaA	1,865	142,373
Hensoldt AG	4,423	381,283
HochTief AG	2,117	837,887
Hugo Boss AG	315	13,374
Indus Holding AG	3,113	103,101
Infineon Technologies AG	15,102	669,200
KION Group AG	1,424	114,142
Knorr-Bremse AG	3,567	398,609
LEG Immobilien SE	857	62,655
MTU Aero Engines AG	668	278,745
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,730	1,802,554
Nemetschek SE	4,267	465,056
PNE AG(a)	9,038	107,208
RENK Group AG	7,406	466,386
Rheinmetall AG	461	845,159
RWE AG	13,149	698,943
SAP SE	10,356	2,534,080
Schaeffler AG	33,131	325,294
Schott Pharma AG & Co. KGaA	12,510	221,855
Scout24 SE(b)	4,019	404,986
Siemens AG, Registered Shares	13,220	3,713,099
Siemens Healthineers AG(b)	17,835	940,909
Sirius Real Estate Ltd.	157,253	203,687
Sixt SE	269	22,368
Stroeer SE & Co. KGaA	2,914	126,627
Symrise AG	2,631	212,838
TAG Immobilien AG	7,159	111,236
Talanx AG	2,585	345,492
Traton SE(a)	24,567	880,008
Vonovia SE	27,551	794,048
Vossloh AG	2,079	186,545
Wacker Neuson SE	2,046	58,992
Total Germany		42,835,759
Hong Kong — 1.9%
AIA Group Ltd.	121,565	1,247,902
ASMPT Ltd.	15,800	157,219
Bank of East Asia Ltd.	60,600	103,706
Cathay Pacific Airways Ltd.	482,000	769,739
CK Asset Holdings Ltd.	30,500	154,077
CK Infrastructure Holdings Ltd.	88,500	654,924
CLP Holdings Ltd.	55,000	491,810
DFI Retail Group Holdings Ltd., Registered Shares	16,200	63,990
Dream International Ltd.	14,000	14,767
Hang Lung Group Ltd.	45,000	88,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Hang Lung Properties Ltd.	73,000	$80,752
Hang Seng Bank Ltd.	28,200	556,138
HKT Trust & HKT Ltd.	272,000	402,225
Hong Kong & China Gas Co. Ltd.	528,570	476,042
Hong Kong Exchanges & Clearing Ltd.	28,029	1,467,800
Hongkong Land Holdings Ltd.	49,400	343,330
Hutchison Telecommunications Hong Kong Holdings Ltd.	96,000	14,307
Johnson Electric Holdings Ltd.	22,000	84,003
Kerry Properties Ltd.	30,000	78,165
Luk Fook Holdings International Ltd.	27,000	81,519
Man Wah Holdings Ltd.(a)	48,800	28,652
MTR Corp. Ltd.(a)	120,553	461,551
Nissin Foods Co. Ltd.	174,000	164,309
Pacific Basin Shipping Ltd.	100,000	29,935
PCCW Ltd.	489,000	339,256
Power Assets Holdings Ltd.	81,500	577,468
Sun Hung Kai Properties Ltd.	51,000	620,505
SUNeVision Holdings Ltd.	114,000	67,373
Swire Pacific Ltd., Class B	185,000	275,711
Swire Properties Ltd.	214,400	577,904
Techtronic Industries Co. Ltd.	47,500	548,629
Time Interconnect Technology Ltd.	140,000	305,955
United Laboratories International Holdings Ltd.(a)	30,000	44,671
VTech Holdings Ltd.(a)	1,400	11,035
WH Group Ltd.(b)	775,500	863,825
Wharf Real Estate Investment Co. Ltd.	17,000	53,685
Total Hong Kong		12,300,989
Indonesia — 0.1%
Bumitama Agri Ltd.(a)	156,700	164,498
First Pacific Co. Ltd.	60,000	45,943
First Resources Ltd.	21,700	35,267
Jardine Matheson Holdings Ltd.	2,700	184,653
Total Indonesia		430,361
Ireland — 0.2%
AIB Group PLC	62,475	675,039
Cairn Homes PLC	69,190	169,021
COSMO Pharmaceuticals NV	2,062	273,806
Glanbia PLC	3,964	67,924
Kerry Group PLC, Class A	862	78,965
Total Ireland		1,264,755
Israel — 1.2%
Amot Investments Ltd.	28,045	219,988
AudioCodes Ltd.	5,714	49,590
Aura Investments Ltd.(a)	28,518	182,180
Azorim-Investment Development & Construction Co. Ltd.	20,086	116,781
Azrieli Group Ltd.	1,751	198,060
Bank Hapoalim BM	24,395	551,492
Bank Leumi Le-Israel BM	13,627	300,152
Bezeq The Israeli Telecommunication Corp. Ltd.	52,544	117,037
Big Shopping Centers Ltd.	1,196	287,039
Carasso Real Estate Ltd.	4,874	57,486
Danya Cebus Ltd.	2,955	131,659
Delek Group Ltd.	307	81,964
Elbit Systems Ltd.	1,021	588,170
Energean PLC(a)	19,579	233,326
Energix-Renewable Energies Ltd.	57,727	291,252
Gav-Yam Lands Corp. Ltd.(a)	5,760	69,653
Hilan Ltd.	2,162	179,019
ICL Group Ltd.	19,117	109,768
Inrom Construction Industries Ltd.	12,776	88,191
Israel Canada TR Ltd.	32,454	168,018
Magic Software Enterprises Ltd.	5,201	135,447
Matrix IT Ltd.	7,031	307,969
Mediterranean Towers Ltd.	57,219	250,269
Mega Or Holdings Ltd.	3,397	287,782
Mivne Real Estate KD Ltd.	36,210	177,125
Mizrahi Tefahot Bank Ltd.	5,593	390,287
Neto Malinda Trading Ltd.	1,789	84,536
Newmed Energy LP	66,136	374,143
Next Vision Stabilized Systems Ltd.(a)	10,420	686,253
One Software Technologies Ltd.	7,269	200,729
Palram Industries 1990 Ltd.	2,766	46,865
Plus500 Ltd.	1,937	94,575
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,370	261,532
Retailors Ltd.	5,744	76,578
Sisram Medical Ltd.(b)	153,600	83,080
Strauss Group Ltd.	6,811	237,213
Total Israel		7,715,208
Italy — 5.6%
A2A SpA	70,091	190,156
ACEA SpA	6,148	159,574
Alerion Cleanpower SpA	4,775	103,412
Azimut Holding SpA	4,408	185,025
Banca Generali SpA	2,671	179,434
Banca Mediolanum SpA	16,411	375,263
Banca Monte dei Paschi di Siena SpA	100,812	1,080,980
Banco BPM SpA	78,307	1,197,419
BPER Banca SpA	72,495	987,645
Brembo NV	3,670	40,581
Brunello Cucinelli SpA	4,794	554,136
Carel Industries SpA(b)	14,568	420,036
Coca-Cola HBC AG^	10,959	566,326
Credito Emiliano SpA	14,584	261,719
De' Longhi SpA	2,326	99,710
DiaSorin SpA	2,279	183,666
El.En. SpA	7,187	117,496
Enav SpA(b)	41,784	231,331
Enel SpA	410,856	4,283,419
ERG SpA	7,392	190,820
Ferrari NV	2,439	912,911
FinecoBank Banca Fineco SpA	6,070	158,262
Generali	30,153	1,266,022
Hera SpA	6,545	30,901
Industrie De Nora SpA	41	351
Infrastrutture Wireless Italiane SpA(b)	56,909	527,008
Intesa Sanpaolo SpA	1,117,827	7,773,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Iren SpA	23,955	$71,910
Italgas SpA	54,322	607,043
Leonardo SpA	6,947	401,092
Lottomatica Group SpA	14,735	387,644
Maire SpA	10,935	167,596
Moncler SpA	8,787	566,769
Orsero SpA	3,114	67,805
OVS SpA(b)	1,781	10,161
Poste Italiane SpA(b)	42,800	1,079,724
PRADA SpA	70,300	406,437
Prysmian SpA	4,478	454,289
RAI Way SpA(b)	25,958	170,419
Recordati Industria Chimica & Farmaceutica SpA	6,812	388,337
Reply SpA	1,266	170,542
Rizzoli Corriere Della Sera Mediagroup SpA	130,187	150,605
Ryanair Holdings PLC	25,794	895,181
Saipem SpA(a)	57,711	164,363
Sanlorenzo SpA(a)	1,425	50,710
Snam SpA	126,733	841,848
SOL SpA	4,351	250,136
Technogym SpA(b)	18,980	359,778
Terna - Rete Elettrica Nazionale	52,017	553,121
UniCredit SpA	56,818	4,732,487
Unipol Assicurazioni SpA	14,507	350,467
Webuild SpA	27,300	109,718
Wiit SpA(a)	3,633	86,402
Total Italy		35,571,468
Ivory Coast — 0.0%
Endeavour Mining PLC	4,473	232,955
Japan — 24.1%
77 Bank Ltd./The	5,500	264,605
A&D HOLON Holdings Co. Ltd.	5,700	74,221
ABC-Mart, Inc.	10,600	179,648
ADEKA Corp.	9,400	232,444
Advantest Corp.	7,300	914,450
Aeon Co. Ltd.	27,000	426,674
Aichi Financial Group, Inc.	2,700	79,237
Aida Engineering Ltd.	15,900	121,016
Ain Holdings, Inc.	2,600	110,887
Airport Facilities Co. Ltd.	27,300	176,432
Aisan Industry Co. Ltd.	2,800	39,925
Aisin Corp.	5,200	97,070
AIT Corp.	10,000	138,186
Ajinomoto Co., Inc.	25,000	529,044
Alinco, Inc.	14,400	103,077
Altech Corp.	4,100	70,807
Amada Co. Ltd.	16,300	192,591
Amano Corp.	5,800	155,856
Anritsu Corp.	13,100	187,585
Anycolor, Inc.	7,100	219,688
Aoyama Trading Co. Ltd.	3,100	50,155
Arcs Co. Ltd.	2,400	51,829
ARE Holdings, Inc.	5,900	120,262
Ariake Japan Co. Ltd.	4,400	148,496
Artner Co. Ltd.	5,800	78,372
As One Corp.	10,300	157,971
Asahi Co. Ltd.	14,000	116,559
Asahi Intecc Co. Ltd.	33,700	631,559
Asahi Kasei Corp.	4,531	40,152
Asanuma Corp.	28,300	184,520
Asics Corp.	24,000	574,947
Astellas Pharma, Inc.	61,400	819,868
Astena Holdings Co. Ltd.	30,600	94,292
Aucnet, Inc.	5,400	71,348
Avant Group Corp.	6,200	69,221
Axial Retailing, Inc.	8,500	62,525
Azbil Corp.	27,200	246,847
AZOOM Co. Ltd.	2,000	68,009
Bandai Namco Holdings, Inc.	18,800	500,390
Baroque Japan Ltd.	17,300	86,530
Base Co. Ltd.	3,300	67,476
BayCurrent, Inc.	12,200	505,917
Belluna Co. Ltd.	11,300	71,803
BIPROGY, Inc.	6,100	210,695
Bridgestone Corp.	30,000	672,557
Bunka Shutter Co. Ltd.	1,700	22,201
Business Brain Showa-Ota, Inc.	8,900	202,137
C Uyemura & Co. Ltd.	1,400	130,939
Canon Marketing Japan, Inc.	5,100	223,887
Canon, Inc.	26,300	777,364
Capcom Co. Ltd.	21,900	510,108
Careerlink Co. Ltd.	5,700	94,658
Casio Computer Co. Ltd.	8,800	71,301
Cawachi Ltd.	2,900	55,504
Celsys, Inc.	6,000	63,849
Central Automotive Products Ltd.	7,700	92,550
Central Japan Railway Co.	2,900	80,241
Change Holdings, Inc.	12,300	77,687
Charm Care Corp. KK	8,600	69,680
Chubu Electric Power Co., Inc.	4,700	72,324
Chubu Steel Plate Co. Ltd.	4,300	61,176
Chugai Pharmaceutical Co. Ltd.	22,600	1,188,502
Chugoku Marine Paints Ltd.	7,500	211,251
Citizen Watch Co. Ltd.	18,000	146,531
CKD Corp.	7,300	142,512
Cleanup Corp.	18,000	100,367
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	133,436
COMSYS Holdings Corp.	2,100	61,012
Comture Corp.	7,800	85,094
Cosmo Energy Holdings Co. Ltd.	8,200	218,412
Cosmos Pharmaceutical Corp.	2,700	136,822
Create Restaurants Holdings, Inc.	53,200	263,378
Create SD Holdings Co. Ltd.	1,200	25,570
CTS Co. Ltd.	14,000	93,604
Curves Holdings Co. Ltd.	14,200	72,565
CyberAgent, Inc.	28,900	246,695
Cybozu, Inc.	7,600	136,489
Dai Nippon Toryo Co. Ltd.	12,500	107,420
Daicel Corp.	4,300	38,379
Dai-Dan Co. Ltd.	6,600	104,256
Daido Steel Co. Ltd.	3,900	39,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Daiei Kankyo Co. Ltd.	10,800	$267,683
Daifuku Co. Ltd.	12,500	392,995
Daihen Corp.	1,800	114,721
Dai-ichi Life Holdings, Inc.	26,832	223,136
Daiichi Sankyo Co. Ltd.	36,900	788,167
Daiki Aluminium Industry Co. Ltd.	6,000	46,164
Daikin Industries Ltd.	3,500	448,372
Daikyonishikawa Corp.	16,500	83,897
Daishi Hokuetsu Financial Group, Inc.	10,300	106,979
Daito Trust Construction Co. Ltd.	10,300	196,216
Daiwa House Industry Co. Ltd.	10,400	344,886
Daiwa Securities Group, Inc.	19,600	171,373
Denso Corp.	51,700	711,784
Dentsu Soken, Inc.	22,200	387,787
Dexerials Corp.	16,400	275,016
Digital Arts, Inc.	2,000	79,747
Digital Information Technologies Corp.	8,600	71,765
Dip Corp.	8,200	115,719
Disco Corp.	2,700	829,749
DMG Mori Co. Ltd.	16,300	274,119
Double Standard, Inc.	10,300	114,010
Doutor Nichires Holdings Co. Ltd.	9,500	157,460
DTS Corp.	19,500	152,895
East Japan Railway Co.	15,300	403,328
Ebara Corp.	12,300	289,089
EDION Corp.	10,900	147,355
Eisai Co. Ltd.	10,800	321,082
Elan Corp.	12,900	59,502
Electric Power Development Co. Ltd.	3,800	76,681
EM Systems Co. Ltd.	14,500	73,451
ENEOS Holdings, Inc.	44,800	316,397
ES-Con Japan Ltd.	14,400	109,140
Eslead Corp.	700	29,966
Exedy Corp.	3,800	136,004
Falco Holdings Co. Ltd.	3,600	61,575
FANUC Corp.	19,300	749,122
Fast Retailing Co. Ltd.	3,400	1,235,102
Ferrotec Corp.	3,700	118,734
Food & Life Cos. Ltd.	12,100	610,848
France Bed Holdings Co. Ltd.	8,900	74,950
Fuji Corp. Ltd.	14,700	76,902
Fuji Electric Co. Ltd.	2,400	181,441
Fuji Kyuko Co. Ltd.	7,300	96,591
Fuji Oil Co. Ltd.	7,600	177,024
FUJIFILM Holdings Corp.	18,500	394,679
Fujikura Composites, Inc.	9,500	124,610
Fujikura Ltd.	7,000	778,845
Fujimi, Inc.	10,300	155,803
Fujitsu Ltd.	22,000	607,598
Fukuoka Financial Group, Inc.	2,900	93,747
FULLCAST Holdings Co. Ltd.	8,200	87,260
Funai Soken Holdings, Inc.	14,600	106,744
Furukawa Electric Co. Ltd.	400	25,545
Furuno Electric Co. Ltd.	3,100	157,823
Fuso Chemical Co. Ltd.	3,200	130,046
Fuso Pharmaceutical Industries Ltd.	5,100	75,323
Futaba Industrial Co. Ltd.	18,500	123,573
Future Corp.	12,500	158,139
G-7 Holdings, Inc.	10,000	90,210
Galilei Co. Ltd.	300	7,273
Genki Global Dining Concepts Corp.	2,900	57,539
Giken Ltd.	8,000	99,474
GLOBERIDE, Inc.	6,900	95,701
Glory Ltd.	7,100	179,419
Goldwin, Inc.	15,300	244,954
Grandy House Corp.	23,500	92,054
grems, Inc.	4,800	77,384
GS Yuasa Corp.	2,100	50,241
G-Tekt Corp.	11,200	140,335
Gunze Ltd.	3,600	98,415
Hagihara Industries, Inc.	7,600	82,039
Hagiwara Electric Holdings Co. Ltd.	4,100	96,912
Happinet Corp.	5,800	108,973
Harima Chemicals Group, Inc.	14,000	82,797
Harmonic Drive Systems, Inc.	9,900	238,744
Haseko Corp.	12,000	237,941
Hazama Ando Corp.	10,500	126,674
Heiwado Co. Ltd.	5,500	101,161
Hiday Hidaka Corp.	5,300	116,823
Hioki EE Corp.	2,200	85,617
Hirose Electric Co. Ltd.	1,300	143,440
Hitachi Construction Machinery Co. Ltd.	8,500	251,077
Hitachi Ltd.	43,800	1,369,789
Hokuto Corp.	1,300	16,786
Honda Motor Co. Ltd.	159,100	1,559,077
Hoosiers Holdings Co. Ltd.	12,500	104,948
Horiba Ltd.	2,000	203,643
Hoshizaki Corp.	9,500	315,949
Hoya Corp.	4,900	740,416
HU Group Holdings, Inc.	6,600	142,405
Hulic Co. Ltd.	23,200	253,765
Ibiden Co. Ltd.	5,400	231,889
Ichibanya Co. Ltd.	19,800	115,204
Ichigo, Inc.	24,200	67,623
Ichikoh Industries Ltd.	22,700	74,438
Idemitsu Kosan Co. Ltd.	25,055	189,097
IHI Corp.	21,300	374,308
Iino Kaiun Kaisha Ltd.	7,500	67,849
I'll, Inc.	4,400	71,441
Infomart Corp.	41,500	112,259
Innotech Corp.	11,100	148,713
Inpex Corp.	33,900	676,291
Insource Co. Ltd.	15,300	84,043
Intelligent Wave, Inc.	11,700	71,434
Internet Initiative Japan, Inc.	17,600	310,522
Ise Chemicals Corp.	6,000	179,527
Isetan Mitsukoshi Holdings Ltd.	5,200	75,473
Ishihara Sangyo Kaisha Ltd.	9,400	164,438
Isuzu Motors Ltd.	13,700	213,220
Ito En Ltd.	4,600	90,242
ITOCHU Corp.	143,000	1,801,812
Itochu Enex Co. Ltd.	1,300	15,741
Itoham Yonekyu Holdings, Inc.	3,200	114,326
Itoki Corp.	5,300	82,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Iyogin Holdings, Inc.	10,800	$175,803
J Front Retailing Co. Ltd.	8,900	124,632
JAC Recruitment Co. Ltd.	18,400	125,018
JALCO Holdings, Inc.(a)	28,000	73,061
Japan Airlines Co. Ltd.	3,300	61,160
Japan Airport Terminal Co. Ltd.	5,000	139,909
Japan Elevator Service Holdings Co. Ltd.	22,200	246,226
Japan Exchange Group, Inc.	8,800	94,094
Japan Lifeline Co. Ltd.	9,800	98,535
Japan Material Co. Ltd.	13,200	130,278
Japan Steel Works Ltd.	7,700	377,226
Japan Tobacco, Inc.	67,044	2,412,378
JCU Corp.	3,800	118,670
Jeol Ltd.	5,400	173,322
JINS Holdings, Inc.	3,200	112,897
JM Holdings Co. Ltd.	1,400	15,005
JMDC, Inc.	7,800	198,303
Joshin Denki Co. Ltd.	8,900	154,044
JTEKT Corp.	6,000	66,414
JX Advanced Metals Corp.	24,800	310,109
Kajima Corp.	3,700	137,736
Kakaku.com, Inc.	24,600	362,852
Kakiyasu Honten Co. Ltd.(a)	3,900	66,731
Kamakura Shinsho Ltd.	17,000	68,219
Kamigumi Co. Ltd.	4,500	145,268
Kandenko Co. Ltd.	4,000	128,310
Kanematsu Corp.	5,400	61,977
Kansai Electric Power Co., Inc.	7,589	118,862
Kansai Paint Co. Ltd.	4,200	66,318
Kao Corp.	7,300	291,590
Kasumigaseki Capital Co. Ltd.	2,700	126,607
Katitas Co. Ltd.	8,800	179,093
Kawasaki Heavy Industries Ltd.	5,100	337,733
KDDI Corp.	91,600	1,582,817
KeePer Technical Laboratory Co. Ltd.	4,400	98,810
Keihan Holdings Co. Ltd.	4,000	86,229
Keikyu Corp.	12,700	124,249
Keio Corp.	1,000	25,864
Keisei Electric Railway Co. Ltd.	8,800	72,367
Keyence Corp.	2,100	759,373
KH Neochem Co. Ltd.	3,200	50,569
Kikkoman Corp.	39,000	353,810
Kobe Bussan Co. Ltd.	15,700	379,617
Kobe Steel Ltd.	20,300	268,215
Koei Tecmo Holdings Co. Ltd.	25,300	307,564
Kokusai Electric Corp.	22,000	771,253
Komatsu Ltd.	28,200	899,550
Konami Group Corp.	3,800	517,107
Koshidaka Holdings Co. Ltd.	11,500	89,802
Kotobuki Spirits Co. Ltd.(a)	20,600	240,900
Kraftia Corp.	2,200	108,032
K's Holdings Corp.	4,500	46,466
KU Holdings Co. Ltd.	11,300	87,808
Kura Sushi, Inc.	5,100	105,745
Kurabo Industries Ltd.	2,000	108,201
Kuraray Co. Ltd.	3,600	36,449
Kureha Corp.	1,100	28,668
Kurita Water Industries Ltd.	3,700	149,846
Kusuri no Aoki Holdings Co. Ltd.(a)	9,900	295,462
KYB Corp.	7,200	205,097
Kyoei Steel Ltd.	8,200	128,170
Kyokuto Boeki Kaisha Ltd.	10,000	117,707
Kyoritsu Maintenance Co. Ltd.	7,700	137,671
Kyushu Railway Co.	1,300	33,789
LA Holdings Co. Ltd.	1,200	64,155
Lasertec Corp.	4,800	907,818
Leopalace21 Corp.	14,800	62,129
Life Corp.	7,600	123,931
LIKE, Inc.	9,800	96,596
Lintec Corp.	7,800	219,950
LY Corp.	85,500	227,571
M3, Inc.	26,900	362,797
Macnica Holdings, Inc.	9,800	149,584
Maeda Kosen Co. Ltd.	7,200	90,858
Makita Corp.	1,500	45,332
Marubeni Corp.	32,700	908,119
Maruwa Co. Ltd.	1,500	407,669
Matching Service Japan Co. Ltd.	11,300	75,119
MatsukiyoCocokara & Co.	17,200	297,594
Max Co. Ltd.	5,300	233,647
McDonald's Holdings Co. Japan Ltd.	6,200	252,754
Meidensha Corp.	2,700	95,946
Meiko Electronics Co. Ltd.	3,500	239,146
MEITEC Group Holdings, Inc.	8,200	185,506
Meiwa Corp.	19,900	120,102
Micronics Japan Co. Ltd.	4,200	188,906
Mie Kotsu Group Holdings, Inc.	21,900	75,447
Milbon Co. Ltd.	5,500	85,441
Minebea Mitsumi, Inc.	4,700	94,183
Miroku Jyoho Service Co. Ltd.	7,500	95,170
MISUMI Group, Inc.	10,800	168,603
Mitsubishi Corp.	95,300	2,180,266
Mitsubishi Electric Corp.	34,300	1,003,321
Mitsubishi Estate Co. Ltd.	14,600	355,907
Mitsubishi Gas Chemical Co., Inc.	3,000	54,346
Mitsubishi Heavy Industries Ltd.	38,400	940,738
Mitsubishi Logisnext Co. Ltd.	9,800	96,159
Mitsubishi Logistics Corp.	17,800	135,988
Mitsubishi Materials Corp.	700	16,390
Mitsubishi Research Institute, Inc.	1,100	35,019
Mitsubishi UFJ Financial Group, Inc.	237,500	3,777,393
Mitsuboshi Belting Ltd.	3,000	75,122
Mitsui & Co. Ltd.	53,000	1,569,932
Mitsui Fudosan Co. Ltd.	59,000	670,194
Mitsui High-Tec, Inc.	26,500	128,489
Mitsui Kinzoku Co. Ltd.	900	101,257
Mitsui-Soko Holdings Co. Ltd.	2,500	59,476
Miura Co. Ltd.	7,400	143,473
Mizuho Financial Group, Inc.	38,430	1,397,499
Mizuho Medy Co. Ltd.	9,900	107,688
Mizuno Corp.	6,300	124,396
Modec, Inc.	500	37,960
Monogatari Corp.	5,600	157,555
MonotaRO Co. Ltd.	46,300	738,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Moriroku Co. Ltd.	5,400	$85,955
MOS Food Services, Inc.	3,200	86,765
MS&AD Insurance Group Holdings, Inc.	15,690	368,664
MTG Co. Ltd.	5,800	175,023
MTI Ltd.	12,400	57,592
Murata Manufacturing Co. Ltd.	32,700	677,178
Musashi Seimitsu Industry Co. Ltd.	8,300	135,240
Nabtesco Corp.	3,200	76,517
Nagaileben Co. Ltd.	1,300	14,904
Nakanishi, Inc.	11,900	150,396
Nankai Electric Railway Co. Ltd.	1,400	26,523
NEC Corp.	19,600	663,983
Nexon Co. Ltd.	10,900	266,128
Nextage Co. Ltd.	8,800	155,233
NGK Insulators Ltd.	2,900	61,998
NHK Spring Co. Ltd.	4,700	75,487
Nichicon Corp.	6,900	72,018
NIDEC Corp.	9,200	125,136
Nifco, Inc.	4,000	123,615
Nihon Flush Co. Ltd.	17,200	91,297
Nihon Nohyaku Co. Ltd.	18,900	122,266
Nikkiso Co. Ltd.	15,100	152,980
Nikkon Holdings Co. Ltd.(a)	11,900	258,582
Nikon Corp.	15,400	171,346
Nintendo Co. Ltd.	15,000	1,013,908
Nippon Aqua Co. Ltd.	13,500	74,328
Nippon Densetsu Kogyo Co. Ltd.	6,700	141,485
Nippon Electric Glass Co. Ltd.	4,000	157,070
Nippon Express Holdings, Inc.	7,300	156,064
Nippon Gas Co. Ltd.	9,800	185,721
Nippon Light Metal Holdings Co. Ltd.	5,200	84,596
Nippon Paint Holdings Co. Ltd.	62,600	418,345
Nippon Sanso Holdings Corp.	6,900	205,488
Nippon Signal Co. Ltd.	26,000	217,296
Nippon Soda Co. Ltd.	2,400	55,428
Nippon Steel Corp.	141,700	580,198
Nippon Thompson Co. Ltd.	34,000	177,218
Nissan Chemical Corp.	5,800	198,446
Nisshin Oillio Group Ltd.	2,300	77,036
Nisso Holdings Co. Ltd.	18,900	85,972
Niterra Co. Ltd.	8,700	382,479
Nitto Boseki Co. Ltd.	4,000	260,295
Nitto Denko Corp.	15,700	372,104
Nittoc Construction Co. Ltd.	18,600	153,907
NOF Corp.	12,400	238,198
Nohmi Bosai Ltd.	6,100	150,219
Nomura Co. Ltd.	11,500	97,505
Nomura Holdings, Inc.	27,800	230,743
Nomura Micro Science Co. Ltd.	1,700	32,309
Nomura Real Estate Holdings, Inc.	42,300	260,960
Nomura Research Institute Ltd.	14,100	541,619
Noritake Co. Ltd.	7,900	287,786
NS Solutions Corp.(a)	9,800	276,472
NS Tool Co. Ltd.	20,400	113,619
NS United Kaiun Kaisha Ltd.	700	27,242
NSD Co. Ltd.	11,200	247,515
NTN Corp.	56,500	132,504
NTT, Inc.	1,886,200	1,897,692
Obara Group, Inc.	600	14,661
Obayashi Corp.	12,900	269,036
OBIC Business Consultants Co. Ltd.	8,600	463,784
Obic Co. Ltd.	15,900	499,281
Odakyu Electric Railway Co. Ltd.	900	9,807
Ohsho Food Service Corp.	8,400	172,293
Okabe Co. Ltd.	19,100	117,345
Okamoto Machine Tool Works Ltd.	3,600	103,353
Oki Electric Industry Co. Ltd.	4,000	50,656
Okinawa Cellular Telephone Co.	4,600	83,111
OKUMA Corp.	3,100	71,792
Okumura Corp.	4,100	161,913
Okura Industrial Co. Ltd.	4,100	127,254
Okuwa Co. Ltd.	14,700	79,247
Olympus Corp.	12,200	154,460
Ono Pharmaceutical Co. Ltd.	1,100	15,246
Open House Group Co. Ltd.	3,600	211,345
Open Up Group, Inc.	11,600	136,392
Optorun Co. Ltd.	6,600	80,424
Oracle Corp.	4,600	387,087
Organo Corp.	5,100	421,516
Oriental Land Co. Ltd.	25,100	464,145
Osaka Gas Co. Ltd.	5,100	176,675
Osaka Soda Co. Ltd.	13,900	192,079
OSAKA Titanium Technologies Co. Ltd.(a)	6,000	72,002
OSG Corp.	3,900	56,878
Otsuka Corp.	9,500	195,885
Otsuka Holdings Co. Ltd.	5,300	300,022
PAL GROUP Holdings Co. Ltd.	29,600	384,482
Pan Pacific International Holdings Corp.	46,900	278,955
Panasonic Holdings Corp.	31,500	406,649
Park24 Co. Ltd.	17,700	236,008
PCA Corp.	5,400	66,077
Penta-Ocean Construction Co. Ltd.	21,300	214,094
Persol Holdings Co. Ltd.	83,500	154,806
Pigeon Corp.	12,400	127,485
PILLAR Corp.	2,900	88,714
Plus Alpha Consulting Co. Ltd.	6,300	96,945
Pola Orbis Holdings, Inc.	6,400	53,161
Press Kogyo Co. Ltd.	26,900	139,352
Qol Holdings Co. Ltd.	8,200	111,900
Quick Co. Ltd.	20,100	117,719
Rakus Co. Ltd.	51,700	343,028
Recruit Holdings Co. Ltd.	8,700	491,045
Relo Group, Inc.	8,200	89,745
Resona Holdings, Inc.	22,100	210,503
Resonac Holdings Corp.	5,300	220,663
Resorttrust, Inc.	11,800	147,740
Retail Partners Co. Ltd.	10,300	87,988
Rigaku Holdings Corp.	28,500	223,098
Riken Keiki Co. Ltd.	5,200	106,160
Rohm Co. Ltd.	19,400	274,765
Rohto Pharmaceutical Co. Ltd.	11,200	187,780
Rorze Corp.	20,800	298,309
Round One Corp.	38,500	275,096
Royal Holdings Co. Ltd.	11,400	95,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Ryobi Ltd.	7,100	$124,112
Ryohin Keikaku Co. Ltd.	25,800	457,913
Saizeriya Co. Ltd.	6,700	234,240
Sakai Moving Service Co. Ltd.	5,100	93,283
Sakata Seed Corp.	2,500	68,104
Sangetsu Corp.	5,900	117,063
San-In Godo Bank Ltd.	3,000	28,499
Sanki Engineering Co. Ltd.	4,100	150,142
Sankyo Co. Ltd.	16,200	262,619
Sankyu, Inc.	3,200	172,632
Sanoh Industrial Co. Ltd.	16,300	89,224
Sanrio Co. Ltd.	15,900	498,774
Santec Holdings Corp.	1,200	69,897
Santen Pharmaceutical Co. Ltd.	11,100	115,146
Sanwa Holdings Corp.	11,100	288,857
Sapporo Holdings Ltd.	9,500	102,185
Sato Shoji Corp.	8,800	126,488
SBI Holdings, Inc.	6,800	146,416
SBS Holdings, Inc.	4,300	103,697
SCREEN Holdings Co. Ltd.	3,500	340,298
Secom Co. Ltd.	3,200	113,775
Sega Sammy Holdings, Inc.	11,200	174,918
Seibu Giken Co. Ltd.	6,300	66,881
Seibu Holdings, Inc.	7,100	194,956
Seiko Group Corp.	2,800	130,046
Sekisui Chemical Co. Ltd.	3,200	53,794
Seria Co. Ltd.	1,300	28,862
SG Holdings Co. Ltd.	2,700	24,693
Shibaura Mechatronics Corp.	1,300	157,083
Shimadzu Corp.	8,200	218,046
Shimizu Corp.	9,800	166,840
Shimojima Co. Ltd.	9,600	83,050
Shin Nippon Air Technologies Co. Ltd.	3,700	74,238
Shin Nippon Biomedical Laboratories Ltd.	8,800	93,870
Shin-Etsu Chemical Co. Ltd.	33,100	1,029,036
Shin-Etsu Polymer Co. Ltd.	9,500	121,337
Shionogi & Co. Ltd.	20,300	367,937
Shoei Co. Ltd.	8,600	97,497
Siix Corp.	14,600	121,927
Simplex Holdings, Inc.	28,800	193,109
Sinfonia Technology Co. Ltd.	3,100	179,381
Sinko Industries Ltd.	8,800	79,497
Skylark Holdings Co. Ltd.	11,200	240,441
SMS Co. Ltd.	12,100	104,214
Socionext, Inc.(a)	17,900	250,037
SoftBank Corp.	1,436,400	1,968,412
Softcreate Holdings Corp.	4,800	66,084
Sojitz Corp.	8,800	273,244
Solasto Corp.	14,900	80,610
Soliton Systems KK	7,400	97,017
Sompo Holdings, Inc.	8,000	272,340
Sony Group Corp.	31,300	803,542
Sotetsu Holdings, Inc.	1,300	23,372
Square Enix Holdings Co. Ltd.	16,500	301,010
St. Marc Holdings Co. Ltd.(a)	11,100	190,990
Starts Corp., Inc.	6,000	183,164
Studio Alice Co. Ltd.	11,400	146,477
Subaru Corp.	16,100	348,716
Sugi Holdings Co. Ltd.	5,400	126,951
SUMCO Corp.	7,400	67,747
Sumida Corp.	13,800	100,719
Sumitomo Bakelite Co. Ltd.	4,600	151,519
Sumitomo Corp.	43,400	1,498,490
Sumitomo Electric Industries Ltd.	20,900	843,360
Sumitomo Forestry Co. Ltd.	18,400	188,349
Sumitomo Mitsui Financial Group, Inc.	67,500	2,170,835
Sumitomo Realty & Development Co. Ltd.	9,000	225,768
Sumitomo Rubber Industries Ltd.	8,500	130,880
Sun Frontier Fudousan Co. Ltd.	11,900	182,207
Sundrug Co. Ltd.	3,000	82,414
Sun-Wa Technos Corp.	9,500	179,885
Suzuki Motor Corp.	34,800	518,298
SWCC Corp.	3,600	237,481
System Research Co. Ltd.	5,400	69,901
Systena Corp.	56,600	185,603
T&D Holdings, Inc.	5,800	133,765
Tachi-S Co. Ltd.	3,100	41,196
Taiheiyo Cement Corp.	1,400	34,682
Taikisha Ltd.	3,900	81,983
Taisei Corp.	4,000	378,577
Taiyo Holdings Co. Ltd.	14,200	431,404
Taiyo Yuden Co. Ltd.	9,500	214,552
Takachiho Koheki Co. Ltd.(a)	7,200	97,335
Takara Bio, Inc.	5,300	26,881
Takara Holdings, Inc.	4,400	45,110
Takara Standard Co. Ltd.	6,100	113,481
Takasago International Corp.	12,400	116,607
Takasago Thermal Engineering Co. Ltd.	8,800	248,990
Takashimaya Co. Ltd.	6,200	64,929
Takeda Pharmaceutical Co. Ltd.	48,200	1,486,791
Takeuchi Manufacturing Co. Ltd.	1,800	77,514
Tamron Co. Ltd.	14,800	97,631
Tamura Corp.	24,500	94,877
Tauns Laboratories, Inc.(a)	19,200	62,348
Tayca Corp.	8,300	65,396
TDC Soft, Inc.	7,600	66,135
TDK Corp.	24,800	349,822
TechMatrix Corp.	6,700	99,894
Techno Ryowa Ltd.	1,900	80,487
Teikoku Electric Manufacturing Co. Ltd.	500	9,793
Terumo Corp.	25,500	369,294
THK Co. Ltd.	12,900	329,773
TIS, Inc.	7,300	244,831
Toa Corp.	8,500	153,520
Tocalo Co. Ltd.	13,600	192,966
Toei Animation Co. Ltd.	25,000	434,623
Toho Co. Ltd.	5,800	295,282
Tokai Rika Co. Ltd.	400	7,949
Tokio Marine Holdings, Inc.	45,400	1,684,850
Tokushu Tokai Paper Co. Ltd.	14,700	148,177
Tokuyama Corp.	5,700	149,932
Tokyo Electron Device Ltd.	3,700	80,140
Tokyo Electron Ltd.	9,200	2,014,380
Tokyo Gas Co. Ltd.	3,400	134,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Tokyo Ohka Kogyo Co. Ltd.	12,800	$473,962
Tokyo Seimitsu Co. Ltd.	4,200	297,560
Tokyo Tatemono Co. Ltd.	7,700	174,195
Tokyu Construction Co. Ltd.	16,400	136,959
Tokyu Fudosan Holdings Corp.	14,300	130,369
Tomoku Co. Ltd.	6,000	135,124
Tomy Co. Ltd.	8,300	146,016
Topre Corp.	3,200	48,323
Topy Industries Ltd.	8,400	165,862
Toray Industries, Inc.	9,700	63,122
Toridoll Holdings Corp.(a)	11,100	300,117
Tosei Corp.	10,800	118,235
Totech Corp.	3,500	81,837
Towa Corp.	10,100	138,537
Toyo Seikan Group Holdings Ltd.	5,400	131,809
Toyo Suisan Kaisha Ltd.	4,100	281,189
Toyo Tanso Co. Ltd.	2,600	79,951
Toyota Boshoku Corp.	1,200	19,239
Toyota Motor Corp.	394,350	8,443,259
Toyota Tsusho Corp.	31,700	1,066,610
Trend Micro, Inc.	9,000	373,332
Tri Chemical Laboratories, Inc.	4,500	77,802
Trial Holdings, Inc.(a)	16,400	324,348
Tsumura & Co.	3,200	83,233
Tsuruha Holdings, Inc.(a)	5,400	99,150
Tsurumi Manufacturing Co. Ltd.	6,900	94,160
Ulvac, Inc.	1,500	67,753
U-Next Holdings Co. Ltd.	21,300	272,051
Unicharm Corp.	7,100	40,540
Union Tool Co.	2,800	152,375
United Super Markets Holdings, Inc.	1,370	7,901
USS Co. Ltd.	21,000	230,036
UT Group Co. Ltd.	76,500	97,123
Valor Holdings Co. Ltd.	8,000	171,999
Valqua Ltd.	4,200	108,788
ValueCommerce Co. Ltd.	10,200	43,274
Vector, Inc.	11,400	87,421
Vision, Inc.	8,900	73,417
Wacoal Holdings Corp.	4,300	121,199
Warabeya Nichiyo Holdings Co. Ltd.	4,900	102,692
WDB Holdings Co. Ltd.	6,800	70,280
Wellneo Sugar Co. Ltd.	7,600	136,926
West Japan Railway Co.	2,900	57,835
Will Group, Inc.	15,000	114,549
WingArc1st, Inc.	5,100	118,272
Workman Co. Ltd.	7,400	310,645
World Holdings Co. Ltd.	8,500	140,668
YAC Holdings Co. Ltd.	7,000	47,070
Yamada Consulting Group Co. Ltd.	7,100	80,084
Yamaguchi Financial Group, Inc.	12,000	162,531
Yokogawa Electric Corp.	11,400	364,812
Yokohama Financial Group, Inc.	23,500	193,928
Yokohama Rubber Co. Ltd.	4,500	172,742
Yokorei Co. Ltd.(a)	13,600	109,411
Yonex Co. Ltd.	8,500	180,038
Yoshinoya Holdings Co. Ltd.	6,700	131,269
Yushin Co.	32,000	145,153
Yutaka Giken Co. Ltd.(a)	5,700	114,731
Zenrin Co. Ltd.	19,400	130,328
Zensho Holdings Co. Ltd.	8,400	480,972
Zeon Corp.	800	9,133
ZIGExN Co. Ltd.	20,600	63,215
Zojirushi Corp.	1,100	10,990
ZOZO, Inc.	61,200	504,062
Total Japan		152,817,154
Luxembourg — 0.1%
ArcelorMittal SA	1,599	73,409
CVC Capital Partners PLC(b)	15,220	255,615
Eurofins Scientific SE	2,084	152,727
Total Luxembourg		481,751
Macau — 0.2%
Galaxy Entertainment Group Ltd.	126,000	620,328
Sands China Ltd.	269,200	677,885
Wynn Macau Ltd.	389,600	297,324
Total Macau		1,595,537
Mexico — 0.1%
Fresnillo PLC	13,420	601,806
Netherlands — 2.3%
Acomo NV	6,015	172,016
Akzo Nobel NV	1,936	134,605
Arcadis NV	2,414	100,760
ASM International NV	836	508,201
ASML Holding NV	3,817	4,130,523
BE Semiconductor Industries NV	3,368	529,055
CTP NV(b)	14,735	308,731
Euronext NV(b)	1,681	252,704
ForFarmers NV	10,956	57,002
Heineken Holding NV	3,965	290,578
Heineken NV	10,485	858,786
ING Groep NV	99,244	2,798,538
Koninklijke Ahold Delhaize NV	18,456	755,830
Koninklijke BAM Groep NV	6,155	67,227
Koninklijke Heijmans NV	2,072	164,502
Koninklijke KPN NV	172,826	807,031
Koninklijke Philips NV	24,619	671,957
Koninklijke Vopak NV	5,270	234,453
SBM Offshore NV	2,384	68,597
Universal Music Group NV	39,284	1,025,628
Wereldhave NV	6,057	137,009
Wolters Kluwer NV	4,783	496,241
Total Netherlands		14,569,974
Nigeria — 0.1%
Airtel Africa PLC(b)	95,075	454,232
Norway — 2.0%
AF Gruppen ASA	6,317	117,862
Aker ASA, Class A	5,431	413,509
Borregaard ASA	4,958	98,011
Bouvet ASA	18,036	110,145
DNB Bank ASA	70,638	1,971,339
Elopak ASA	30,513	167,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Equinor ASA	135,766	$3,189,949
Europris ASA(b)	15,103	143,441
Frontline PLC	15,077	332,425
Hoegh Autoliners ASA	2,801	27,227
Kid ASA(b)	10,903	146,356
Kitron ASA	24,342	175,443
Klaveness Combination Carriers ASA(b)	10,851	85,200
Kongsberg Gruppen ASA	31,242	800,962
Leroy Seafood Group ASA	29,772	149,792
Mowi ASA	18,324	441,803
Multiconsult ASA(b)	3,668	64,365
NORBIT ASA	8,149	151,236
Norconsult Norge AS	36,334	165,337
Odfjell Drilling Ltd.	21,012	182,272
Orkla ASA	33,464	373,228
Pexip Holding ASA	12,090	93,370
Salmar ASA	8,410	514,846
SpareBank 1 Nord Norge	3,460	52,105
SpareBank 1 Oestlandet	7,178	146,487
SpareBank 1 Sor-Norge ASA	6,338	124,663
Sparebanken Norge	6,604	129,673
Stolt-Nielsen Ltd.	537	17,355
Storebrand ASA	8,748	149,777
Telenor ASA	80,770	1,174,694
TOMRA Systems ASA	32,292	435,390
Veidekke ASA	11,711	207,358
Vend Marketplaces ASA	3,917	108,732
Wallenius Wilhelmsen ASA	32,684	327,266
Total Norway		12,789,507
Peru — 0.0%
Hochschild Mining PLC	30,717	212,157
Portugal — 0.2%
Altri SGPS SA(a)	5,557	29,369
CTT-Correios de Portugal SA	16,612	144,959
EDP SA	111,335	511,915
Galp Energia SGPS SA	19,564	336,153
Jeronimo Martins SGPS SA	17,384	413,641
Semapa-Sociedade de Investimento & Gestao	3,730	91,557
Total Portugal		1,527,594
Singapore — 1.9%
China Aviation Oil Singapore Corp. Ltd.	115,600	149,219
City Developments Ltd.	39,500	245,723
ComfortDelGro Corp. Ltd.	52,200	60,075
DBS Group Holdings Ltd.	80,083	3,509,703
Delfi Ltd.	134,000	83,880
Food Empire Holdings Ltd.	36,400	67,932
Hafnia Ltd.	21,563	116,293
Hong Leong Asia Ltd.	31,000	57,854
Keppel Infrastructure Trust	273,920	104,371
Keppel Ltd.	54,900	441,847
Oversea-Chinese Banking Corp. Ltd.	100,295	1,541,080
Propnex Ltd.	30,100	44,003
SATS Ltd.	53,200	157,614
Sembcorp Industries Ltd.	41,700	195,205
Sheng Siong Group Ltd.	125,900	257,478
SIA Engineering Co. Ltd.	72,100	201,835
Singapore Airlines Ltd.	90,600	450,887
Singapore Exchange Ltd.	9,400	123,969
Singapore Technologies Engineering Ltd.	110,856	725,822
Singapore Telecommunications Ltd.	525,300	1,858,565
UMS Integration Ltd.(a)	101,500	112,076
United Overseas Bank Ltd.	36,301	989,668
UOL Group Ltd.	30,100	204,568
Venture Corp. Ltd.	14,800	174,240
Total Singapore		11,873,907
South Africa — 0.1%
Anglo American PLC	5,107	211,914
Pan African Resources PLC	128,567	209,244
Total South Africa		421,158
Spain — 6.0%
Acciona SA	1,575	343,870
ACS Actividades de Construccion y Servicios SA	9,990	995,525
Aena SME SA(b)	73,072	2,044,219
Almirall SA	14,966	225,686
Amadeus IT Group SA	9,364	691,086
Banco Bilbao Vizcaya Argentaria SA	250,672	5,902,757
Banco de Sabadell SA	121,243	479,155
Banco Santander SA	334,551	3,956,640
Bankinter SA	15,128	251,493
CaixaBank SA	324,917	3,985,801
Cellnex Telecom SA^(b)	9,674	311,650
CIE Automotive SA	3,468	121,172
Colonial SFL Socimi SA(a)	18,522	118,881
Corp. ACCIONA Energias Renovables SA	4,880	128,382
EDP Renovaveis SA	12,807	181,096
Elecnor SA	6,651	190,986
Endesa SA	45,947	1,652,871
Faes Farma SA	28,612	173,393
Fluidra SA	7,238	196,876
Fomento de Construcciones y Contratas SA	15,125	195,754
Gestamp Automocion SA(b)	9,483	33,880
Grifols SA	6,191	77,800
Iberdrola SA	195,494	4,239,528
Indra Sistemas SA	5,738	327,111
Industria de Diseno Textil SA	83,870	5,549,556
Laboratorios Farmaceuticos Rovi SA	4,478	333,959
Logista Integral SA	4,599	162,687
Merlin Properties Socimi SA	31,025	452,916
Metrovacesa SA^(b)	6,953	76,433
Naturgy Energy Group SA	71,734	2,183,709
Pharma Mar SA^	2,334	205,313
Prosegur Cia de Seguridad SA	15,375	46,949
Puig Brands SA, Class B(a)	6,547	114,337
Repsol SA	43,139	806,834
Sacyr SA	50,995	231,539
Telefonica SA	269,112	1,103,993
Total Spain		38,093,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Sweden — 4.2%
AAK AB	4,498	$128,712
AddLife AB, Class B	12,623	217,850
Addnode Group AB	15,743	165,477
AddTech AB, Class B	13,146	466,872
Alfa Laval AB	6,253	315,879
Alimak Group AB(b)	12,296	193,667
Alleima AB(a)	12,112	107,538
AQ Group AB	10,538	225,419
Assa Abloy AB, Class B	15,646	609,119
Atea ASA^	5,140	80,411
Atlas Copco AB, Class A	57,241	1,031,031
Atlas Copco AB, Class B	37,237	601,848
Axfood AB	9,369	294,928
Beijer Alma AB	4,432	143,025
Beijer Ref AB	22,583	365,246
Betsson AB, Class B	9,675	155,009
BioGaia AB, Class B	15,042	173,283
Bravida Holding AB(b)	5,516	53,701
Bufab AB	19,702	214,912
Catena AB	5,186	253,596
Clas Ohlson AB, Class B	4,585	150,897
Cloetta AB, Class B	20,787	91,231
Coor Service Management Holding AB(b)	21,546	115,036
Corem Property Group AB, Class B	13,835	6,522
Duni AB	9,366	106,880
Engcon AB	16,499	148,904
Epiroc AB, Class B	15,603	315,993
Epiroc AB, Class A	19,692	448,361
EQT AB	9,245	364,834
Essity AB, Class B	8,788	252,807
Evolution AB(b)	9,502	649,147
FastPartner AB, Class A	13,371	68,822
Getinge AB, Class B	6,066	143,971
Granges AB	6,740	106,523
H & M Hennes & Mauritz AB, Class B(a)	62,157	1,253,415
Heba Fastighets AB, Class B	29,489	98,203
Hemnet Group AB	12,404	233,043
Hexagon AB, Class B	35,167	417,710
Hufvudstaden AB, Class A	16,904	227,372
Indutrade AB	12,395	323,226
Intea Fastigheter AB^	25,139	180,114
INVISIO AB	6,058	172,827
Lagercrantz Group AB, Class B	3,086	71,235
Lifco AB, Class B	11,647	444,716
Lindab International AB	6,993	158,084
Logistea AB, Class B	75,445	117,356
Loomis AB	1,267	53,655
Medicover AB, Class B	8,984	214,884
MIPS AB	3,951	151,460
Munters Group AB(b)	23,878	445,245
Mycronic AB	13,945	337,704
NCC AB, Class B	4,566	109,063
New Wave Group AB, Class B	12,092	150,317
Nolato AB, Class B	15,548	104,229
Nordnet AB publ	4,708	137,990
NP3 Fastigheter AB	4,429	124,432
Paradox Interactive AB	14,253	251,393
Peab AB, Class B	16,287	150,789
Platzer Fastigheter Holding AB, Class B	6,644	53,692
Proact IT Group AB	7,778	95,508
RaySearch Laboratories AB	3,637	89,951
Rusta AB	16,886	158,441
Saab AB, Class B	10,346	603,333
Sagax AB, Class B	15,232	326,490
Sandvik AB	29,496	961,784
Scandi Standard AB	9,833	105,916
Sectra AB, Class B	18,634	507,347
Skandinaviska Enskilda Banken AB, Class A	32,430	686,325
Skanska AB, Class B	8,237	225,430
SKF AB, Class B	5,560	148,246
SkiStar AB	5,973	107,295
SSAB AB, Class B	3,123	23,598
SSAB AB, Class A	3,509	26,827
Sweco AB, Class B	13,481	220,667
Swedbank AB, Class A	39,898	1,389,687
Synsam AB	17,687	129,504
Systemair AB	10,096	95,388
Tele2 AB, Class B	33,371	559,453
Telefonaktiebolaget LM Ericsson, Class B	38,087	374,309
Telefonaktiebolaget LM Ericsson, Class A	22,542	221,293
Telia Co. AB	125,871	537,684
Thule Group AB(b)	9,376	243,889
Trelleborg AB, Class B	6,045	257,503
Troax Group AB	8,213	132,744
Truecaller AB, Class B	11,260	23,573
Volvo AB, Class B	81,861	2,627,530
Volvo AB, Class A	24,669	793,150
Wallenstam AB, Class B	16,801	75,414
Wihlborgs Fastigheter AB	11,406	112,899
Zinzino AB, Class B(a)	2,741	47,335
Total Sweden		26,658,118
Switzerland — 4.0%
ABB Ltd., Registered Shares	35,948	2,687,082
Accelleron Industries AG	6,796	527,982
Allreal Holding AG, Registered Shares	768	197,756
Avolta AG^	3,034	180,527
Bachem Holding AG	6,999	529,176
Belimo Holding AG, Registered Shares	610	601,338
BKW AG	1,135	241,255
Cie Financiere Richemont SA, Class A, Registered Shares	8,769	1,904,331
Comet Holding AG, Registered Shares	911	258,725
EFG International AG^	5,927	142,592
Flughafen Zurich AG, Registered Shares	718	228,201
Galderma Group AG	2,961	605,842
Galenica AG(b)	1,383	170,551
Geberit AG, Registered Shares	641	501,311
Georg Fischer AG, Registered Shares	2,674	180,911
Givaudan SA, Registered Shares	141	559,907
Helvetia Baloise Holding AG, Registered Shares	698	184,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Huber & Suhner AG, Registered Shares	1,280	$233,946
Inficon Holding AG, Registered Shares	2,764	344,693
International Workplace Group PLC	28,544	88,842
Kuehne & Nagel International AG, Registered Shares	3,882	839,120
Landis & Gyr Group AG^	918	59,558
Logitech International SA, Registered Shares	3,494	359,610
Partners Group Holding AG	432	535,685
PSP Swiss Property AG, Registered Shares	1,439	260,646
Sandoz Group AG	7,841	572,450
Schindler Holding AG, Participation Certificate	1,269	479,249
Schindler Holding AG, Registered Shares	1,453	516,276
SFS Group AG	1,448	198,489
SGS SA, Registered Shares	5,695	653,137
Sika AG, Registered Shares	2,952	605,863
Sonova Holding AG, Registered Shares	1,316	344,012
Straumann Holding AG, Registered Shares	4,247	501,009
Sulzer AG, Registered Shares	1,547	287,823
Sunrise Communications AG, Class A	4,172	223,384
Swiss Life Holding AG, Registered Shares	441	510,330
Swiss Prime Site AG, Registered Shares	2,646	411,470
Swisscom AG, Registered Shares	1,451	1,054,024
Temenos AG, Registered Shares	1,924	193,311
UBS Group AG, Registered Shares	39,312	1,833,981
VAT Group AG(b)	1,252	609,841
Vontobel Holding AG, Registered Shares	1,804	146,415
Zurich Insurance Group AG	4,627	3,514,709
Total Switzerland		25,079,673
United Kingdom — 10.1%
Admiral Group PLC	9,948	424,966
Advanced Medical Solutions Group PLC	31,679	92,889
AG Barr PLC	9,910	83,176
Alfa Financial Software Holdings PLC(b)	37,558	107,097
Ashtead Group PLC	6,156	421,127
Associated British Foods PLC	9,788	280,027
AstraZeneca PLC	23,283	4,318,585
Auto Trader Group PLC(b)	31,869	251,363
Avon Technologies PLC	3,905	95,279
B&M European Value Retail SA	40,389	91,701
Babcock International Group PLC	8,530	142,613
BAE Systems PLC	66,140	1,524,802
Balfour Beatty PLC	17,385	166,258
Baltic Classifieds Group PLC	44,211	120,716
Barclays PLC	178,470	1,142,523
Begbies Traynor Group PLC	48,918	74,680
Big Yellow Group PLC	6,340	89,199
Bodycote PLC	5,068	47,581
British American Tobacco PLC	102,032	5,783,214
BT Group PLC	215,831	534,303
Bunzl PLC	855	23,874
Bytes Technology Group PLC	26,639	128,489
Centrica PLC	26,524	60,489
Cerillion PLC	4,735	77,699
Chemring Group PLC	31,617	200,937
CK Hutchison Holdings Ltd.	86,500	588,447
Coats Group PLC	85,006	96,615
Coca-Cola Europacific Partners PLC	9,565	881,280
Cohort PLC	6,759	82,457
Compass Group PLC	29,249	930,030
Computacenter PLC	2,212	87,175
Convatec Group PLC(b)	80,849	264,470
Craneware PLC	4,945	128,370
Cranswick PLC	2,271	151,356
Diploma PLC	6,572	468,060
Dr. Martens PLC	27,879	28,724
Drax Group PLC	8,150	91,753
Dunelm Group PLC	7,543	114,647
Elementis PLC	39,185	87,492
Entain PLC	15,991	164,886
Fevertree Drinks PLC	17,877	196,932
Firstgroup PLC	21,965	56,311
Forterra PLC(b)	4,310	10,748
Games Workshop Group PLC	2,796	711,536
GB Group PLC	22,229	76,841
Genus PLC	4,376	152,740
Greggs PLC	4,204	94,997
Halma PLC	9,786	465,695
Hammerson PLC	32,672	145,020
Harworth Group PLC	31,048	69,741
Helical PLC	20,982	53,226
Hill & Smith PLC	3,463	99,679
Hollywood Bowl Group PLC	14,888	55,169
Howden Joinery Group PLC	17,775	199,036
HSBC Holdings PLC	601,689	9,499,582
IMI PLC	7,390	247,305
Imperial Brands PLC	53,698	2,252,744
Inchcape PLC	2,045	21,152
Informa PLC	34,988	416,016
IntegraFin Holdings PLC	1,127	5,457
InterContinental Hotels Group PLC	4,786	673,353
International Consolidated Airlines Group SA	100,634	560,787
Intertek Group PLC	4,313	268,363
ITV PLC	60,525	67,040
J Sainsbury PLC	13,907	60,793
James Halstead PLC	43,406	79,985
JD Sports Fashion PLC	40,911	46,476
JET2 PLC	738	13,937
Johnson Matthey PLC	2,207	63,289
Kainos Group PLC	14,302	193,138
Kingfisher PLC	13,392	56,326
Lloyds Banking Group PLC	1,202,633	1,589,131
London Stock Exchange Group PLC	2,197	264,538
LondonMetric Property PLC	156,582	399,528
Marks & Spencer Group PLC	13,738	60,978
Me Group International PLC	47,198	95,860
Melrose Industries PLC	33,110	262,042
Midwich Group PLC(a)	21,542	53,894
Mitie Group PLC	84,486	189,093
MONY Group PLC	23,150	57,231
Moonpig Group PLC	43,478	118,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2025

Investments	Shares	Value
Morgan Sindall Group PLC	1,167	$72,990
National Grid PLC	161,645	2,481,856
NatWest Group PLC	304,479	2,669,378
Next PLC	2,850	524,408
Nichols PLC	4,581	58,782
Oxford Instruments PLC	5,185	142,969
Paratus Energy Services Ltd.	18,783	82,194
Pearson PLC	14,903	210,475
Pennon Group PLC	44,822	318,018
PPHE Hotel Group Ltd.	5,665	136,850
Property Franchise Group PLC	9,378	64,835
PZ Cussons PLC	66,955	66,553
QinetiQ Group PLC	31,715	188,379
Reckitt Benckiser Group PLC	16,122	1,301,527
RELX PLC	34,355	1,395,517
Renishaw PLC	2,867	135,355
Rentokil Initial PLC	58,296	350,889
Rightmove PLC	57,576	402,392
Rolls-Royce Holdings PLC	108,583	1,679,570
Rotork PLC	38,610	168,988
RS Group PLC	11,866	99,593
Safestore Holdings PLC	34	337
Sage Group PLC	29,824	434,443
Savills PLC	7,047	94,406
Senior PLC	41,143	107,801
Serco Group PLC	46,488	174,580
Severn Trent PLC	13,622	511,008
Smith & Nephew PLC	17,756	295,787
Smiths Group PLC	12,924	408,858
Softcat PLC	13,603	259,264
Spirax Group PLC	2,572	235,936
Spire Healthcare Group PLC(b)	21,428	48,132
SSE PLC	31,775	931,282
SSP Group PLC	8,624	23,895
Standard Chartered PLC	19,736	483,666
Subsea 7 SA	15,748	317,244
Telecom Plus PLC	8,773	160,246
Tesco PLC	140,511	834,977
Travis Perkins PLC	37	316
Unilever PLC	57,933	3,786,656
United Utilities Group PLC	23,260	373,553
Vodafone Group PLC	470,831	626,198
Volex PLC	18,446	103,709
Volution Group PLC	26,134	226,727
Weir Group PLC	7,756	296,901
WH Smith PLC	509	4,375
Whitbread PLC	5,300	181,783
Workspace Group PLC	9,474	50,845
Total United Kingdom		63,978,216
United States — 7.4%
Acerinox SA	4,713	70,076
Aegon Ltd.	20,440	159,398
Alcon, Inc.	3,396	271,251
BP PLC	626,002	3,644,192
Buzzi SpA	1,273	77,744
Experian PLC	14,230	643,680
Ferrovial SE	13,746	893,409
GSK PLC	103,923	2,550,315
Haleon PLC	128,363	647,109
Holcim AG, Registered Shares^	13,901	1,364,395
Nestle SA, Registered Shares	76,037	7,557,152
Novartis AG, Registered Shares	52,578	7,273,650
QIAGEN NV	1,935	88,300
Reliance Worldwide Corp. Ltd.	35,403	91,129
Roche Holding AG	16,741	6,935,180
Roche Holding AG, Bearer Shares	2,371	1,003,167
Sanofi SA	42,091	4,089,164
Schneider Electric SE	7,976	2,200,406
Shell PLC	161,942	5,968,269
Swiss Re AG	4,718	791,147
Tenaris SA	23,480	455,281
Total United States		46,774,414
TOTAL COMMON STOCKS
(Cost: $432,530,348)		629,516,079
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $158,675)	158,675	158,675
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $4,197,872)	4,197,872	4,197,872
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $436,886,895)		633,872,626
Other Assets less Liabilities — 0.0%		19,729
NET ASSETS — 100.0%		$633,892,355

*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $117,365, which represents 0.0% of net assets.
^	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,935,054 and the total market value of the collateral held by the Fund was $7,340,473. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,142,601.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$43,404,015	$–	$117,365	*	$43,521,380
Other	585,994,699	–	–		585,994,699
Mutual Fund	–	158,675	–		158,675
Investment of Cash Collateral for Securities Loaned	–	4,197,872	–		4,197,872
Total Investments in Securities	$629,398,714	$4,356,547	$117,365		$633,872,626

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 100.0%
Australia — 2.7%
Aristocrat Leisure Ltd.	92,118	$3,573,932
Brambles Ltd.	432,534	6,622,473
Cochlear Ltd.	8,742	1,519,544
Codan Ltd.	25,144	476,694
CSL Ltd.	113,737	13,094,725
Eagers Automotive Ltd.	47,708	783,899
HUB24 Ltd.	17,078	1,096,139
JB Hi-Fi Ltd.	23,150	1,485,403
Netwealth Group Ltd.	93,615	1,602,505
Northern Star Resources Ltd.	361,156	6,437,568
Pro Medicus Ltd.	5,960	877,831
Ramelius Resources Ltd.	327,760	909,237
REA Group Ltd.	16,224	1,984,091
Sigma Healthcare Ltd.	554,452	1,087,025
Technology One Ltd.	52,117	971,728
Wesfarmers Ltd.	316,759	17,128,696
Whitehaven Coal Ltd.	160,673	830,372
WiseTech Global Ltd.	12,986	592,844
Total Australia		61,074,706
Austria — 1.8%
ANDRITZ AG	48,580	3,808,408
BAWAG Group AG*(a)	52,969	8,025,022
Erste Group Bank AG	178,995	21,631,717
Raiffeisen Bank International AG	156,614	7,044,726
Wienerberger AG	50,812	1,827,285
Total Austria		42,337,158
Belgium — 0.4%
Solvay SA	100,277	3,198,643
Syensqo SA	24,703	1,989,094
UCB SA	11,197	3,137,667
Total Belgium		8,325,404
Chile — 0.3%
Antofagasta PLC	131,925	5,818,444
China — 0.3%
Prosus NV*	118,242	7,339,247
Denmark — 2.9%
Novo Nordisk AS, Class B	1,248,832	63,869,207
Pandora AS	25,616	2,850,161
Royal Unibrew AS	11,011	994,688
Total Denmark		67,714,056
Finland — 0.7%
Kone OYJ, Class B	164,031	11,666,660
Konecranes OYJ	17,933	1,977,667
Valmet OYJ	95,372	3,173,235
Total Finland		16,817,562
France — 14.0%
Accor SA	85,658	4,850,984
Air Liquide SA	129,240	24,325,222
Airbus SE	90,513	21,090,524
BioMerieux	13,958	1,808,146
Bureau Veritas SA	172,702	5,512,918
Cie Generale des Etablissements Michelin SCA	401,960	13,364,645
Dassault Aviation SA	15,426	4,960,455
Edenred SE	199,496	4,430,579
Eiffage SA	45,612	6,556,850
Hermes International SCA	9,321	23,229,647
Kering SA	28,016	9,903,925
Legrand SA	44,350	6,628,056
L'Oreal SA	117,036	50,390,267
LVMH Moet Hennessy Louis Vuitton SE	141,189	106,953,575
Nexans SA	10,141	1,498,291
Rexel SA	135,124	5,330,614
Safran SA	47,452	16,574,110
Technip Energies NV	48,825	1,862,486
Thales SA	33,637	9,078,247
Vallourec SACA	238,481	4,394,520
Total France		322,744,061
Georgia — 0.3%
Lion Finance Group PLC	26,788	3,350,900
TBC Bank Group PLC	44,943	2,454,293
Total Georgia		5,805,193
Germany — 9.6%
adidas AG	21,767	4,321,639
Continental AG	76,657	6,118,429
CTS Eventim AG & Co. KGaA	21,282	1,962,081
Daimler Truck Holding AG	501,240	21,969,597
Deutsche Lufthansa AG, Registered Shares	602,497	5,948,110
Deutsche Post AG, Registered Shares	655,380	35,968,613
Deutsche Telekom AG, Registered Shares	1,768,990	57,466,174
Fielmann Group AG	22,490	1,150,303
GEA Group AG	26,903	1,826,263
Heidelberg Materials AG	32,833	8,599,044
HochTief AG(b)	18,819	7,448,369
Hugo Boss AG	22,279	945,886
Infineon Technologies AG	161,215	7,143,762
Knorr-Bremse AG	52,726	5,892,076
Krones AG	8,006	1,276,880
Nemetschek SE	9,102	992,018
Rheinmetall AG	2,499	4,581,460
SAP SE	139,343	34,096,782
Schott Pharma AG & Co. KGaA	3,354	59,480
Sixt SE	10,300	856,456
Traton SE(b)	371,932	13,322,880
Total Germany		221,946,302
Hong Kong — 1.4%
Bank of East Asia Ltd.	2,241,600	3,836,078
Hang Seng Bank Ltd.	1,035,600	20,423,280
Techtronic Industries Co. Ltd.	617,000	7,126,395
Total Hong Kong		31,385,753
Ireland — 0.4%
Bank of Ireland Group PLC	469,861	9,036,192
Israel — 1.4%
Bank Leumi Le-Israel BM	567,838	12,507,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
December 31, 2025

Investments	Shares	Value
Elbit Systems Ltd.	2,124	$1,223,578
Israel Discount Bank Ltd., Class A	540,517	5,735,711
Mizrahi Tefahot Bank Ltd.	133,997	9,350,486
Newmed Energy LP	600,277	3,395,875
Strauss Group Ltd.	18,788	654,347
Total Israel		32,867,363
Italy — 1.8%
Brembo NV	122,699	1,356,738
Brunello Cucinelli SpA(b)	7,552	872,931
DiaSorin SpA	6,041	486,849
Ferrari NV	18,899	7,073,846
Leonardo SpA	61,612	3,557,229
Maire SpA	133,789	2,050,528
Moncler SpA	81,102	5,231,146
PRADA SpA	896,600	5,183,658
Prysmian SpA	29,407	2,983,312
Recordati Industria Chimica & Farmaceutica SpA	58,105	3,312,440
Ryanair Holdings PLC	208,355	7,230,963
Technogym SpA(a)	73,164	1,386,870
Total Italy		40,726,510
Japan — 18.5%
Advantest Corp.	33,600	4,208,976
Ajinomoto Co., Inc.	131,200	2,776,423
Amada Co. Ltd.	130,300	1,539,543
Asics Corp.	70,700	1,693,697
Bandai Namco Holdings, Inc.	138,100	3,675,736
BayCurrent, Inc.	30,600	1,268,940
BIPROGY, Inc.	30,000	1,036,205
Bridgestone Corp.	509,700	11,426,749
Capcom Co. Ltd.	79,000	1,840,116
Chugai Pharmaceutical Co. Ltd.	274,800	14,451,347
CyberAgent, Inc.	131,400	1,121,651
Daiichi Sankyo Co. Ltd.	376,800	8,048,272
Daiwa House Industry Co. Ltd.	233,900	7,756,625
Disco Corp.	11,200	3,441,922
Ebara Corp.	82,000	1,927,258
Food & Life Cos. Ltd.	24,500	1,236,840
Fujikura Ltd.	38,500	4,283,645
GMO Payment Gateway, Inc.	38,400	2,389,328
Hachijuni Bank Ltd.	325,200	3,521,816
Hitachi Ltd.	557,200	17,425,720
Hokuhoku Financial Group, Inc.	72,700	2,128,891
Horiba Ltd.	12,400	1,262,586
Hoya Corp.	32,900	4,971,364
Ibiden Co. Ltd.	23,600	1,013,440
Internet Initiative Japan, Inc.	34,600	610,458
Isuzu Motors Ltd.	441,800	6,875,952
Japan Steel Works Ltd.	12,700	622,178
Kakaku.com, Inc.	85,991	1,268,373
Keyence Corp.	16,200	5,858,024
Kobe Bussan Co. Ltd.	44,800	1,083,237
Koei Tecmo Holdings Co. Ltd.	132,700	1,613,192
Koito Manufacturing Co. Ltd.	108,900	1,604,893
Kokusai Electric Corp.	35,500	1,244,521
Konami Group Corp.	15,700	2,136,470
Kuraray Co. Ltd.	149,500	1,513,646
Lasertec Corp.	19,700	3,725,838
M3, Inc.	94,300	1,271,812
Maruwa Co. Ltd.	1,200	326,135
Mazda Motor Corp.	443,100	3,445,972
MISUMI Group, Inc.	76,500	1,194,268
Mitsubishi Heavy Industries Ltd.	245,900	6,024,154
Mitsui Kinzoku Co. Ltd.	13,300	1,496,351
MonotaRO Co. Ltd.	87,100	1,389,477
Murata Manufacturing Co. Ltd.	519,400	10,756,148
Nintendo Co. Ltd.	162,500	10,984,003
Nippon Steel Corp.	3,031,200	12,411,395
Nitto Denko Corp.	130,600	3,095,340
Nomura Research Institute Ltd.	98,800	3,795,176
OBIC Business Consultants Co. Ltd.	14,100	760,390
Obic Co. Ltd.	92,000	2,888,922
Olympus Corp.	185,900	2,353,622
Oracle Corp.	34,300	2,886,325
Organo Corp.	14,600	1,206,692
Pan Pacific International Holdings Corp.	313,800	1,866,444
Panasonic Holdings Corp.	749,500	9,675,672
Persol Holdings Co. Ltd.	1,243,700	2,305,778
Recruit Holdings Co. Ltd.	65,500	3,696,950
Ryohin Keikaku Co. Ltd.	64,900	1,151,882
Sanrio Co. Ltd.	31,200	978,726
Sanwa Holdings Corp.	119,400	3,107,165
SCREEN Holdings Co. Ltd.	31,400	3,052,959
Sega Sammy Holdings, Inc.	56,300	879,278
Seibu Holdings, Inc.	39,600	1,087,361
Shin-Etsu Chemical Co. Ltd.	484,100	15,050,045
Socionext, Inc.(b)	46,500	649,538
Sompo Holdings, Inc.	377,700	12,857,872
Subaru Corp.	364,500	7,894,845
SUMCO Corp.	67,200	615,216
Sumitomo Forestry Co. Ltd.	255,900	2,619,487
TIS, Inc.	47,100	1,579,666
Toei Animation Co. Ltd.	47,200	820,568
Tokyo Electron Ltd.	108,700	23,800,338
TOTO Ltd.	112,700	3,116,156
Toyo Tire Corp.	57,400	1,587,477
Toyota Motor Corp.	5,710,700	122,269,350
Trend Micro, Inc.	47,100	1,953,773
Yamato Holdings Co. Ltd.	102,200	1,440,300
Zensho Holdings Co. Ltd.	18,500	1,059,284
ZOZO, Inc.	333,700	2,748,456
Total Japan		426,754,640
Luxembourg — 0.1%
Eurofins Scientific SE	18,887	1,384,147
Macau — 0.3%
Sands China Ltd.	2,417,200	6,086,866
Netherlands — 5.6%
Arcadis NV	15,575	650,100
ASM International NV	3,199	1,944,658
ASML Holding NV	35,067	37,947,359
Heineken Holding NV	95,198	6,976,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
December 31, 2025

Investments	Shares	Value
ING Groep NV	1,895,214	$53,442,301
Koninklijke KPN NV	1,992,722	9,305,245
Koninklijke Vopak NV	46,094	2,050,638
Universal Music Group NV	441,021	11,514,192
Wolters Kluwer NV	55,439	5,751,849
Total Netherlands		129,582,995
Nigeria — 0.2%
Airtel Africa PLC(a)	784,194	3,746,578
Norway — 0.5%
Frontline PLC	112,902	2,489,321
Kongsberg Gruppen ASA	158,801	4,071,235
Mowi ASA	179,049	4,316,979
Total Norway		10,877,535
Portugal — 0.6%
Banco Comercial Portugues SA, Class R	8,252,646	8,686,261
Jeronimo Martins SGPS SA	215,636	5,130,922
Total Portugal		13,817,183
Singapore — 1.2%
Singapore Exchange Ltd.	326,000	4,299,347
Singapore Technologies Engineering Ltd.	708,100	4,636,238
Singapore Telecommunications Ltd.	5,540,900	19,604,273
Total Singapore		28,539,858
Spain — 7.0%
Amadeus IT Group SA	109,057	8,048,676
Banco Bilbao Vizcaya Argentaria SA	3,001,262	70,672,917
Industria de Diseno Textil SA	1,252,525	82,877,754
Laboratorios Farmaceuticos Rovi SA	9,910	739,064
Total Spain		162,338,411
Sweden — 5.2%
AAK AB(b)	48,277	1,381,468
AddTech AB, Class B	36,145	1,283,667
Assa Abloy AB, Class B	166,763	6,492,303
Atlas Copco AB, Class A	778,594	14,024,117
Atlas Copco AB, Class B	200,572	3,241,770
Axfood AB	101,183	3,185,155
Epiroc AB, Class B	89,692	1,816,451
Epiroc AB, Class A	168,890	3,845,404
EQT AB	208,215	8,216,755
Evolution AB(a)	95,104	6,497,212
Indutrade AB	35,639	929,363
Lifco AB, Class B	36,887	1,408,451
Saab AB, Class B	26,125	1,523,495
Sandvik AB	355,592	11,594,888
Sectra AB, Class B	15,564	423,761
SKF AB, Class B	154,352	4,115,473
Sweco AB, Class B	76,971	1,259,917
Tele2 AB, Class B	297,162	4,981,818
Trelleborg AB, Class B	47,881	2,039,622
Volvo AB, Class B	1,267,888	40,695,976
Total Sweden		118,957,066
Switzerland — 5.6%
ABB Ltd., Registered Shares	316,995	23,695,101
Accelleron Industries AG	16,645	1,293,152
Belimo Holding AG, Registered Shares	1,937	1,909,495
Bucher Industries AG, Registered Shares	1,697	789,327
Geberit AG, Registered Shares	9,499	7,428,943
Georg Fischer AG, Registered Shares	21,768	1,472,723
Huber & Suhner AG, Registered Shares	4,574	835,993
Logitech International SA, Registered Shares	28,823	2,966,523
Partners Group Holding AG	13,636	16,908,812
Schindler Holding AG, Participation Certificate	7,661	2,893,242
SFS Group AG	14,979	2,053,291
SGS SA, Registered Shares	81,521	9,349,319
Sika AG, Registered Shares	34,736	7,129,156
Sonova Holding AG, Registered Shares	12,013	3,140,287
Straumann Holding AG, Registered Shares	15,363	1,812,340
Sulzer AG, Registered Shares	10,504	1,954,294
UBS Group AG, Registered Shares	887,227	41,390,861
VAT Group AG(a)	5,393	2,626,896
Total Switzerland		129,649,755
United Kingdom — 10.2%
Ashtead Group PLC	73,220	5,008,923
AstraZeneca PLC	326,703	60,597,637
Auto Trader Group PLC(a)	156,758	1,236,409
BAE Systems PLC	592,360	13,656,357
Bridgepoint Group PLC(a)	472,986	1,805,506
Centrica PLC	1,599,332	3,647,327
Compass Group PLC	323,852	10,297,513
Hiscox Ltd.	129,114	2,471,249
Howden Joinery Group PLC	218,164	2,442,900
Imperial Brands PLC	590,794	24,785,047
Inchcape PLC	312,225	3,229,478
InterContinental Hotels Group PLC	23,991	3,375,346
International Consolidated Airlines Group SA	961,604	5,358,577
Intertek Group PLC	51,405	3,198,522
JD Sports Fashion PLC	426,024	483,976
Lloyds Banking Group PLC	27,855,847	36,808,068
Next PLC	29,563	5,439,674
RELX PLC	408,288	16,584,862
Rightmove PLC	127,369	890,166
Rolls-Royce Holdings PLC	861,956	13,332,796
RS Group PLC	171,700	1,441,097
Sage Group PLC	223,245	3,251,985
Softcat PLC	64,453	1,228,433
Spirax Group PLC	17,639	1,618,068
SSE PLC	428,316	12,553,356
Weir Group PLC	28,905	1,106,487
Total United Kingdom		235,849,759
United States — 7.0%
BP PLC	10,601,152	61,713,278
Experian PLC	123,911	5,604,993
Ferrovial SE	123,387	8,019,426
GSK PLC	1,763,718	43,282,398
Holcim AG, Registered Shares*	149,704	14,693,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
December 31, 2025

Investments	Shares	Value
Schneider Electric SE	103,100	$28,443,066
Total United States		161,756,734
TOTAL COMMON STOCKS
(Cost: $2,060,926,318)		2,303,279,478
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $170,492)	6,017	249,585
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d)
(Cost: $438,618)	438,618	438,618
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)	3,590,350	3,590,350
WisdomTree Treasury Money Market Digital Fund, 3.44%(c)(d)	7,800,000	7,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $11,390,350)		11,390,350
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $2,072,925,778)		2,315,358,031
Other Liabilities less Assets — (0.5)%		(11,704,069)
NET ASSETS — 100.0%		$2,303,653,962

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,906,415 and the total market value of the collateral held by the Fund was $16,882,920. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,492,570.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income	Securities Lending Income
WisdomTree International Quality Dividend Growth Fund	$214,687	$—	$—	$—	$34,898	$249,585	$5,275	$—
WisdomTree Treasury Money Market Digital Fund	—	76,400,000	68,600,000	—	—	7,800,000	—	136,994
Total	$214,687	$76,400,000	$68,600,000	$—	$34,898	$8,049,585	$5,275	$136,994

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2026	23,394,312	AUD	15,600,871	USD	$–	$(248)
Bank of America NA	1/6/2026	106,007,178	DKK	16,669,533	USD	318	–
Bank of America NA	1/6/2026	206,890,422	EUR	242,997,145	USD	–	(3,120)
Bank of America NA	1/6/2026	66,417,966	GBP	89,336,349	USD	–	(941)
Bank of America NA	1/6/2026	83,310,750	HKD	10,704,301	USD	–	(389)
Bank of America NA	1/6/2026	25,166,326	ILS	7,896,232	USD	–	(202)
Bank of America NA	1/6/2026	25,562,717	NOK	2,534,337	USD	–	(41)
Bank of America NA	1/6/2026	9,306,461	SGD	7,237,944	USD	–	(684)
Bank of America NA	1/7/2026	26,361,431	CHF	33,278,626	USD	–	(868)
Bank of America NA	1/7/2026	16,724,031,027	JPY	106,707,019	USD	–	(1,329)
Bank of America NA	1/7/2026	256,430,425	SEK	27,819,477	USD	–	(538)
Bank of America NA	2/4/2026	15,420,159	USD	23,120,100	AUD	–	(224)
Bank of America NA	2/4/2026	36,005,295	USD	28,436,010	CHF	–	(467)
Bank of America NA	2/4/2026	17,206,132	USD	109,233,766	DKK	–	(666)
Bank of America NA	2/4/2026	251,836,593	USD	214,124,549	EUR	687	–
Bank of America NA	2/4/2026	90,081,309	USD	66,974,503	GBP	779	–
Bank of America NA	2/4/2026	10,613,060	USD	82,516,786	HKD	–	(98)
Bank of America NA	2/4/2026	8,361,974	USD	26,652,379	ILS	–	(696)
Bank of America NA	2/4/2026	107,335,860	USD	16,781,425,031	JPY	–	(2,481)
Bank of America NA	2/4/2026	2,656,728	USD	26,797,220	NOK	–	(244)
Bank of America NA	2/4/2026	29,550,560	USD	271,998,366	SEK	–	(1,261)
Bank of America NA	2/4/2026	7,076,635	USD	9,084,191	SGD	–	(1,464)
Barclays Bank PLC	1/6/2026	12,560,020	USD	19,147,452	AUD	–	(208,562)
Barclays Bank PLC	1/6/2026	13,420,383	USD	86,172,762	DKK	–	(130,464)
Barclays Bank PLC	1/6/2026	195,633,292	USD	168,247,626	EUR	–	(1,974,541)
Barclays Bank PLC	1/6/2026	71,923,329	USD	54,280,406	GBP	–	(1,086,468)
Barclays Bank PLC	1/6/2026	8,617,868	USD	67,029,105	HKD	5,850	–
Barclays Bank PLC	1/6/2026	6,357,134	USD	20,688,867	ILS	–	(134,076)
Barclays Bank PLC	1/6/2026	2,040,355	USD	20,635,744	NOK	–	(5,480)
Barclays Bank PLC	1/6/2026	5,827,156	USD	7,527,264	SGD	–	(26,494)
Barclays Bank PLC	1/7/2026	26,792,113	USD	21,420,509	CHF	–	(248,396)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
December 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/7/2026	85,908,190	USD	13,356,541,476	JPY	$688,367	$–
Barclays Bank PLC	1/7/2026	22,397,036	USD	210,786,210	SEK	–	(470,175)
Deutsche Bank AG	1/6/2026	23,394,276	AUD	15,600,871	USD	–	(271)
Deutsche Bank AG	1/6/2026	106,004,161	DKK	16,669,533	USD	–	(157)
Deutsche Bank AG	1/6/2026	206,890,862	EUR	242,997,145	USD	–	(2,602)
Deutsche Bank AG	1/6/2026	66,417,966	GBP	89,336,349	USD	–	(941)
Deutsche Bank AG	1/6/2026	83,313,416	HKD	10,704,301	USD	–	(46)
Deutsche Bank AG	1/6/2026	25,167,439	ILS	7,896,232	USD	147	–
Deutsche Bank AG	1/6/2026	25,562,486	NOK	2,534,337	USD	–	(63)
Deutsche Bank AG	1/6/2026	9,307,178	SGD	7,237,944	USD	–	(127)
Deutsche Bank AG	1/6/2026	12,560,024	USD	19,147,341	AUD	–	(208,484)
Deutsche Bank AG	1/6/2026	13,420,387	USD	86,178,156	DKK	–	(131,308)
Deutsche Bank AG	1/6/2026	195,633,295	USD	168,249,162	EUR	–	(1,976,342)
Deutsche Bank AG	1/6/2026	71,923,332	USD	54,280,105	GBP	–	(1,086,060)
Deutsche Bank AG	1/6/2026	8,617,869	USD	67,033,732	HKD	5,257	–
Deutsche Bank AG	1/6/2026	6,357,136	USD	20,690,145	ILS	–	(134,475)
Deutsche Bank AG	1/6/2026	2,040,356	USD	20,635,550	NOK	–	(5,459)
Deutsche Bank AG	1/6/2026	5,827,159	USD	7,527,891	SGD	–	(26,978)
Deutsche Bank AG	1/7/2026	26,361,730	CHF	33,278,626	USD	–	(490)
Deutsche Bank AG	1/7/2026	16,724,102,200	JPY	106,707,019	USD	–	(875)
Deutsche Bank AG	1/7/2026	256,434,598	SEK	27,819,477	USD	–	(86)
Deutsche Bank AG	1/7/2026	26,792,114	USD	21,420,241	CHF	–	(248,058)
Deutsche Bank AG	1/7/2026	85,908,194	USD	13,356,581,702	JPY	688,114	–
Deutsche Bank AG	1/7/2026	22,397,036	USD	210,799,649	SEK	–	(471,633)
Deutsche Bank AG	2/4/2026	15,420,159	USD	23,119,684	AUD	54	–
Deutsche Bank AG	2/4/2026	36,005,295	USD	28,435,686	CHF	–	(57)
Deutsche Bank AG	2/4/2026	17,206,132	USD	109,229,361	DKK	28	–
Deutsche Bank AG	2/4/2026	251,836,593	USD	214,123,366	EUR	2,078	–
Deutsche Bank AG	2/4/2026	90,081,309	USD	66,974,503	GBP	779	–
Deutsche Bank AG	2/4/2026	10,613,060	USD	82,518,367	HKD	–	(302)
Deutsche Bank AG	2/4/2026	8,361,974	USD	26,655,230	ILS	–	(1,591)
Deutsche Bank AG	2/4/2026	107,335,860	USD	16,781,550,292	JPY	–	(3,282)
Deutsche Bank AG	2/4/2026	2,656,728	USD	26,794,454	NOK	31	–
Deutsche Bank AG	2/4/2026	29,550,560	USD	271,989,501	SEK	–	(298)
Deutsche Bank AG	2/4/2026	7,076,635	USD	9,082,627	SGD	–	(246)
Morgan Stanley & Co. International	1/6/2026	23,394,312	AUD	15,600,871	USD	–	(248)
Morgan Stanley & Co. International	1/6/2026	106,003,827	DKK	16,669,533	USD	–	(209)
Morgan Stanley & Co. International	1/6/2026	206,890,950	EUR	242,997,145	USD	–	(2,499)
Morgan Stanley & Co. International	1/6/2026	66,417,966	GBP	89,336,349	USD	–	(941)
Morgan Stanley & Co. International	1/6/2026	83,313,148	HKD	10,704,301	USD	–	(81)
Morgan Stanley & Co. International	1/6/2026	25,167,487	ILS	7,896,232	USD	162	–
Morgan Stanley & Co. International	1/6/2026	25,562,798	NOK	2,534,337	USD	–	(32)
Morgan Stanley & Co. International	1/6/2026	9,307,178	SGD	7,237,944	USD	–	(127)
Morgan Stanley & Co. International	1/7/2026	26,361,797	CHF	33,278,626	USD	–	(406)
Morgan Stanley & Co. International	1/7/2026	256,433,874	SEK	27,819,477	USD	–	(164)
Morgan Stanley & Co. International	2/4/2026	15,420,159	USD	23,120,378	AUD	–	(409)
Morgan Stanley & Co. International	2/4/2026	36,005,295	USD	28,436,370	CHF	–	(923)
Morgan Stanley & Co. International	2/4/2026	17,206,132	USD	109,232,028	DKK	–	(392)
Morgan Stanley & Co. International	2/4/2026	251,836,593	USD	214,125,095	EUR	44	–
Morgan Stanley & Co. International	2/4/2026	90,081,309	USD	66,974,528	GBP	745	–
Morgan Stanley & Co. International	2/4/2026	10,613,060	USD	82,519,163	HKD	–	(404)
Morgan Stanley & Co. International	2/4/2026	8,361,974	USD	26,654,110	ILS	–	(1,240)
Morgan Stanley & Co. International	2/4/2026	2,656,728	USD	26,797,106	NOK	–	(232)
Morgan Stanley & Co. International	2/4/2026	29,550,560	USD	272,002,828	SEK	–	(1,746)
Morgan Stanley & Co. International	2/4/2026	7,076,635	USD	9,082,486	SGD	–	(136)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
December 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	1/6/2026	23,393,996	AUD	15,600,871	USD	$–	$(458)
Royal Bank of Canada	1/6/2026	594,372	AUD	396,632	USD	–	(272)
Royal Bank of Canada	1/6/2026	2,688,600	DKK	423,802	USD	–	(1,014)
Royal Bank of Canada	1/6/2026	106,002,008	DKK	16,669,530	USD	–	(492)
Royal Bank of Canada	1/6/2026	5,248,258	EUR	6,177,893	USD	–	(13,782)
Royal Bank of Canada	1/6/2026	206,890,245	EUR	242,997,144	USD	–	(3,326)
Royal Bank of Canada	1/6/2026	1,690,592	GBP	2,271,263	USD	2,666	–
Royal Bank of Canada	1/6/2026	66,417,915	GBP	89,336,347	USD	–	(1,007)
Royal Bank of Canada	1/6/2026	83,311,733	HKD	10,704,298	USD	–	(259)
Royal Bank of Canada	1/6/2026	2,116,460	HKD	272,143	USD	–	(217)
Royal Bank of Canada	1/6/2026	644,386	ILS	200,752	USD	1,427	–
Royal Bank of Canada	1/6/2026	25,163,264	ILS	7,896,230	USD	–	(1,161)
Royal Bank of Canada	1/6/2026	25,561,728	NOK	2,534,336	USD	–	(138)
Royal Bank of Canada	1/6/2026	649,268	NOK	64,432	USD	–	(63)
Royal Bank of Canada	1/6/2026	237,142	SGD	184,016	USD	400	–
Royal Bank of Canada	1/6/2026	9,307,041	SGD	7,237,944	USD	–	(234)
Royal Bank of Canada	1/6/2026	12,560,024	USD	19,147,137	AUD	–	(208,348)
Royal Bank of Canada	1/6/2026	13,420,387	USD	86,170,533	DKK	–	(130,110)
Royal Bank of Canada	1/6/2026	195,633,295	USD	168,247,339	EUR	–	(1,974,201)
Royal Bank of Canada	1/6/2026	71,923,332	USD	54,280,285	GBP	–	(1,086,303)
Royal Bank of Canada	1/6/2026	8,617,869	USD	67,028,742	HKD	5,898	–
Royal Bank of Canada	1/6/2026	6,357,136	USD	20,689,649	ILS	–	(134,320)
Royal Bank of Canada	1/6/2026	2,040,356	USD	20,635,367	NOK	–	(5,441)
Royal Bank of Canada	1/6/2026	5,827,159	USD	7,527,238	SGD	–	(26,471)
Royal Bank of Canada	1/7/2026	669,467	CHF	846,067	USD	–	(956)
Royal Bank of Canada	1/7/2026	26,361,729	CHF	33,278,624	USD	–	(490)
Royal Bank of Canada	1/7/2026	419,916,707	JPY	2,712,890	USD	–	(33,661)
Royal Bank of Canada	1/7/2026	16,724,025,371	JPY	106,707,019	USD	–	(1,365)
Royal Bank of Canada	1/7/2026	6,530,129	SEK	707,275	USD	1,148	–
Royal Bank of Canada	1/7/2026	256,428,005	SEK	27,819,474	USD	–	(798)
Royal Bank of Canada	1/7/2026	26,792,114	USD	21,420,081	CHF	–	(247,855)
Royal Bank of Canada	1/7/2026	85,908,194	USD	13,356,633,247	JPY	687,785	–
Royal Bank of Canada	1/7/2026	22,397,036	USD	210,781,104	SEK	–	(469,621)
Royal Bank of Canada	2/4/2026	15,420,157	USD	23,120,063	AUD	–	(201)
Royal Bank of Canada	2/4/2026	36,005,295	USD	28,436,370	CHF	–	(923)
Royal Bank of Canada	2/4/2026	17,206,129	USD	109,232,766	DKK	–	(511)
Royal Bank of Canada	2/4/2026	251,836,592	USD	214,124,366	EUR	901	–
Royal Bank of Canada	2/4/2026	90,081,306	USD	66,974,401	GBP	913	–
Royal Bank of Canada	2/4/2026	10,613,060	USD	82,518,229	HKD	–	(284)
Royal Bank of Canada	2/4/2026	8,361,971	USD	26,650,806	ILS	–	(206)
Royal Bank of Canada	2/4/2026	107,335,860	USD	16,781,440,810	JPY	–	(2,582)
Royal Bank of Canada	2/4/2026	2,656,725	USD	26,796,377	NOK	–	(163)
Royal Bank of Canada	2/4/2026	29,550,560	USD	271,994,347	SEK	–	(824)
Royal Bank of Canada	2/4/2026	7,076,634	USD	9,082,492	SGD	–	(141)
Standard Chartered Bank	1/6/2026	12,560,024	USD	19,147,166	AUD	–	(208,367)
Standard Chartered Bank	1/6/2026	13,420,387	USD	86,172,305	DKK	–	(130,388)
Standard Chartered Bank	1/6/2026	195,633,295	USD	168,247,484	EUR	–	(1,974,371)
Standard Chartered Bank	1/6/2026	71,923,332	USD	54,280,818	GBP	–	(1,087,019)
Standard Chartered Bank	1/6/2026	8,617,869	USD	67,030,647	HKD	5,653	–
Standard Chartered Bank	1/6/2026	6,357,136	USD	20,690,570	ILS	–	(134,609)
Standard Chartered Bank	1/6/2026	2,040,356	USD	20,635,956	NOK	–	(5,500)
Standard Chartered Bank	1/6/2026	5,827,159	USD	7,527,233	SGD	–	(26,466)
Standard Chartered Bank	1/7/2026	26,792,114	USD	21,419,920	CHF	–	(247,652)
Standard Chartered Bank	1/7/2026	85,908,194	USD	13,356,533,508	JPY	688,421	–
Standard Chartered Bank	1/7/2026	22,397,036	USD	210,789,704	SEK	–	(470,554)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)
December 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	1/6/2026	12,560,024	USD	19,146,845	AUD	$–	$(208,153)
UBS AG	1/6/2026	13,420,387	USD	86,171,258	DKK	–	(130,224)
UBS AG	1/6/2026	195,633,295	USD	168,256,021	EUR	–	(1,984,398)
UBS AG	1/6/2026	71,923,332	USD	54,279,876	GBP	–	(1,085,752)
UBS AG	1/6/2026	8,617,869	USD	67,026,097	HKD	6,238	–
UBS AG	1/6/2026	6,357,136	USD	20,689,668	ILS	–	(134,326)
UBS AG	1/6/2026	2,040,356	USD	20,635,550	NOK	–	(5,459)
UBS AG	1/6/2026	5,827,159	USD	7,526,900	SGD	–	(26,208)
UBS AG	1/7/2026	16,723,828,284	JPY	106,707,019	USD	–	(2,623)
UBS AG	1/7/2026	26,792,114	USD	21,419,840	CHF	–	(247,551)
UBS AG	1/7/2026	85,908,194	USD	13,357,177,819	JPY	684,310	–
UBS AG	1/7/2026	22,397,036	USD	210,786,210	SEK	–	(470,175)
UBS AG	2/4/2026	107,335,860	USD	16,781,221,093	JPY	–	(1,176)
						$3,479,200	$(21,540,206)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,303,279,478	$–	$–	$2,303,279,478
Exchange-Traded Fund	249,585	–	–	249,585
Mutual Fund	–	438,618	–	438,618
Investment of Cash Collateral for Securities Loaned	–	11,390,350	–	11,390,350
Total Investments in Securities	$2,303,529,063	$11,828,968	$–	$2,315,358,031
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$3,479,200	$–	$3,479,200
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(21,540,206)	$–	$(21,540,206)
Total - Net	$2,303,529,063	$(6,232,038)	$–	$2,297,297,025

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International High Dividend Fund (DTH)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 8.6%
Abacus Group	313,478	$252,942
Accent Group Ltd.	211,974	133,580
Adairs Ltd.	58,471	68,820
Amotiv Ltd.	47,743	285,582
ANZ Group Holdings Ltd.	92,371	2,238,456
APA Group	120,593	721,344
Aurizon Holdings Ltd.	221,933	540,185
Australian Clinical Labs Ltd.	73,118	134,086
Beach Energy Ltd.	564,246	442,114
Bendigo & Adelaide Bank Ltd.	8,701	61,040
BHP Group Ltd.	251,872	7,640,537
Cedar Woods Properties Ltd.	32,431	185,124
Centuria Capital Group	215,276	289,985
Cromwell Property Group	884,500	271,321
Dalrymple Bay Infrastructure Ltd.	122,733	410,041
Dexus	118,619	548,170
Dicker Data Ltd.	46,435	318,632
Elders Ltd.	62,818	286,948
G8 Education Ltd.	270,387	124,412
GPT Group	176,735	638,778
GR Engineering Services Ltd.	57,849	171,666
GrainCorp Ltd., Class A	56,921	272,537
GWA Group Ltd.	111,332	188,574
Inghams Group Ltd.	133,309	221,354
IVE Group Ltd.	84,583	169,776
Jumbo Interactive Ltd.	25,269	193,951
Jupiter Mines Ltd.	724,567	132,874
McMillan Shakespeare Ltd.	24,678	280,584
Medibank Pvt Ltd.	38,871	124,162
Metcash Ltd.	139,944	307,961
Mirvac Group	353,997	483,929
National Australia Bank Ltd.	82,668	2,332,429
Nine Entertainment Co. Holdings Ltd.	431,899	319,693
Origin Energy Ltd.	139,973	1,072,488
Orora Ltd.	271,707	400,425
QBE Insurance Group Ltd.	18,125	240,403
Redox Ltd.	158,544	321,404
Rio Tinto Ltd.	23,568	2,307,470
Rio Tinto PLC	87,597	7,062,269
Scentre Group	511,882	1,433,663
Servcorp Ltd.	38,358	173,937
SmartGroup Corp. Ltd.	50,632	308,602
Stockland	240,633	919,471
Suncorp Group Ltd.	15,885	186,965
Super Retail Group Ltd.	34,681	370,726
Telstra Group Ltd.	920,125	2,988,160
Transurban Group	200,165	1,896,751
Treasury Wine Estates Ltd.	128,101	447,622
Universal Store Holdings Ltd.	27,419	146,275
Ventia Services Group Pty. Ltd.	131,411	521,407
Vicinity Ltd.	419,734	716,543
Waypoint REIT Ltd.	231,821	394,204
Westpac Banking Corp.	91,139	2,345,955
Total Australia		45,046,327
Austria — 0.6%
ANDRITZ AG	8,960	702,415
BAWAG Group AG*(a)	1,445	218,924
CA Immobilien Anlagen AG	13,933	368,509
Raiffeisen Bank International AG	4,497	202,282
SBO AG(b)	5,679	181,749
Telekom Austria AG	57,447	607,218
Verbund AG	12,788	931,170
Total Austria		3,212,267
Belgium — 1.3%
Ageas SA	3,666	257,471
Bekaert SA	7,614	338,912
Cofinimmo SA	6,838	636,047
Colruyt Group NV	21,073	779,600
KBC Group NV	15,549	2,031,595
Melexis NV	6,149	415,248
Montea NV	4,399	378,181
Proximus SADP	61,746	513,062
Retail Estates NV	4,794	359,214
Solvay SA	19,109	609,540
Warehouses De Pauw CVA	24,993	649,289
Total Belgium		6,968,159
China — 0.8%
BOC Aviation Ltd.(a)	68,800	643,495
BOC Hong Kong Holdings Ltd.	661,547	3,350,444
Total China		3,993,939
Denmark — 0.2%
Danske Bank AS	20,945	1,049,292
Tryg AS	9,020	236,152
Total Denmark		1,285,444
Finland — 1.8%
Elisa OYJ	14,563	645,487
Fortum OYJ	73,205	1,563,038
Nordea Bank Abp	317,187	5,991,991
Outokumpu OYJ	84,775	446,047
Terveystalo OYJ(a)	29,416	337,876
Valmet OYJ	19,208	639,092
Total Finland		9,623,531
France — 9.6%
Amundi SA(a)	3,388	280,920
AXA SA	178,981	8,609,969
BNP Paribas SA	71,291	6,764,365
Bouygues SA	30,035	1,564,430
Cie des Alpes	14,165	421,725
Cie Generale des Etablissements Michelin SCA	49,485	1,645,312
Covivio SA	9,509	632,659
Credit Agricole SA	158,179	3,260,323
Edenred SE	3,368	74,799
Eiffage SA	7,029	1,010,438
Engie SA	246,260	6,481,424
Etablissements Maurel & Prom SA	61,635	399,940
Gaztransport & Technigaz SA	4,751	873,799
Interparfums SA	12,170	360,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
December 31, 2025

Investments	Shares	Value
IPSOS SA	8,643	$347,766
Kaufman & Broad SA	7,270	255,294
Klepierre SA	37,089	1,469,687
Opmobility	27,515	516,071
Orange SA	198,977	3,318,379
Publicis Groupe SA	15,799	1,644,357
Pullup Entertainment(b)	3,668	67,461
Quadient SA	11,671	198,478
Rexel SA	23,175	914,249
Rubis SCA	18,954	713,673
Societe BIC SA	7,233	437,482
Television Francaise 1 SA	44,537	435,713
Valeo SE	33,677	460,187
Vallourec SACA	39,991	736,919
Veolia Environnement SA	51,537	1,798,882
Vinci SA	30,059	4,238,102
Total France		49,933,274
Germany — 5.6%
Allianz SE, Registered Shares	15,752	7,224,228
BASF SE	63,313	3,303,725
Bayerische Motoren Werke AG	40,493	4,429,461
Daimler Truck Holding AG	61,641	2,701,755
Deutsche Lufthansa AG, Registered Shares	93,263	920,733
Deutsche Post AG, Registered Shares	76,254	4,184,978
DWS Group GmbH & Co. KGaA(a)	3,172	210,483
Freenet AG	16,908	582,622
Indus Holding AG	8,260	273,567
LEG Immobilien SE	6,593	482,011
SAF-Holland SE	16,437	295,358
Schaeffler AG	81,546	800,652
Sirius Real Estate Ltd.	292,857	379,333
Stroeer SE & Co. KGaA	9,337	405,736
Traton SE(b)	47,822	1,713,020
Vonovia SE	52,843	1,522,989
Total Germany		29,430,651
Hong Kong — 4.8%
Cathay Pacific Airways Ltd.	955,000	1,525,104
CK Asset Holdings Ltd.	246,000	1,242,721
CK Infrastructure Holdings Ltd.	193,000	1,428,252
CLP Holdings Ltd.	166,500	1,488,842
Crystal International Group Ltd.(a)	470,000	404,574
Dream International Ltd.(b)	239,000	252,096
Hang Lung Group Ltd.	228,000	446,421
Hang Lung Properties Ltd.	579,000	640,482
Hang Seng Bank Ltd.	20,300	400,341
HKT Trust & HKT Ltd.	791,000	1,169,707
Hong Kong & China Gas Co. Ltd.	1,444,000	1,300,500
Hongkong Land Holdings Ltd.	137,200	953,540
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,884,000	280,779
Hysan Development Co. Ltd.	203,000	492,927
Kerry Properties Ltd.	213,500	556,277
Luk Fook Holdings International Ltd.	114,000	344,190
Man Wah Holdings Ltd.	715,200	419,922
MTR Corp. Ltd.(b)	446,500	1,709,475
PCCW Ltd.	1,020,000	707,651
Power Assets Holdings Ltd.	189,518	1,342,830
SmarTone Telecommunications Holdings Ltd.	442,000	266,898
Sun Hung Kai Properties Ltd.	156,500	1,904,098
Swire Pacific Ltd., Class B	382,500	570,052
Swire Properties Ltd.	433,600	1,168,745
United Laboratories International Holdings Ltd.(b)	218,000	324,612
VTech Holdings Ltd.	57,400	452,430
WH Group Ltd.(a)	2,129,500	2,372,039
Wharf Real Estate Investment Co. Ltd.	287,000	906,335
Total Hong Kong		25,071,840
Indonesia — 0.3%
Bumitama Agri Ltd.(b)	470,300	493,705
First Pacific Co. Ltd.	628,000	480,874
First Resources Ltd.	305,800	496,984
Total Indonesia		1,471,563
Ireland — 0.2%
AIB Group PLC	42,707	461,447
Bank of Ireland Group PLC	13,528	260,165
Cairn Homes PLC	142,757	348,735
Total Ireland		1,070,347
Israel — 1.2%
Amot Investments Ltd.	65,548	514,167
AudioCodes Ltd.	10,735	93,166
Bezeq The Israeli Telecommunication Corp. Ltd.	306,557	682,830
Danya Cebus Ltd.	7,022	312,863
Delek Group Ltd.	2,373	633,595
Energean PLC	42,810	510,173
G City Ltd.	58,453	146,724
Land Development Nimrodi Group Ltd.	11,601	151,423
Mediterranean Towers Ltd.	42,308	185,050
Mizrahi Tefahot Bank Ltd.	4,035	281,568
Neto Malinda Trading Ltd.	6,819	322,218
Newmed Energy LP	104,444	590,859
Orbit Technologies Ltd.*	8,743	113,406
Orion Retail Properties Ltd.*^	0	0†
Palram Industries 1990 Ltd.	8,026	135,987
Partner Communications Co. Ltd.	32,800	396,119
Phoenix Financial Ltd.	3,081	127,412
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,939	434,673
Ratio Energies Finance LP	221,107	331,199
Shufersal Ltd.	34,564	431,196
Total Israel		6,394,628
Italy — 8.6%
A2A SpA	260,935	707,912
ACEA SpA	22,249	577,481
Arnoldo Mondadori Editore SpA	95,697	237,708
Ascopiave SpA	67,150	260,252
Banca Generali SpA	2,343	157,399
Banca Mediolanum SpA	12,842	293,652
Banca Monte dei Paschi di Siena SpA	55,297	592,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
December 31, 2025

Investments	Shares	Value
Banco BPM SpA	93,429	$1,428,655
BPER Banca SpA	57,782	787,200
Credito Emiliano SpA	10,028	179,959
Enav SpA(a)	90,292	499,889
Enel SpA	726,276	7,571,861
ERG SpA	16,984	438,432
Esprinet SpA	17,866	129,673
Fila SpA	15,423	176,788
FinecoBank Banca Fineco SpA	8,786	229,076
Generali	33,441	1,404,074
Hera SpA	114,593	541,027
Infrastrutture Wireless Italiane SpA(a)	81,439	754,169
Intesa Sanpaolo SpA	1,734,550	12,061,925
Iren SpA	166,308	499,239
Italgas SpA	115,106	1,286,298
Pirelli & C SpA(a)	112,823	775,949
Poste Italiane SpA(a)	48,373	1,220,315
RAI Way SpA(a)	65,031	426,940
Saipem SpA(b)	260,970	743,254
Snam SpA	274,152	1,821,107
Sogefi SpA	38,289	152,219
Terna - Rete Elettrica Nazionale	138,071	1,468,175
UniCredit SpA	83,640	6,966,546
Unipol Assicurazioni SpA	8,964	216,556
Total Italy		44,606,665
Japan — 12.3%
AGC, Inc.	19,100	632,788
Aida Engineering Ltd.	27,300	207,783
Aisan Industry Co. Ltd.	20,800	296,584
AIT Corp.	11,400	157,532
Alconix Corp.	14,000	224,811
Amano Corp.	13,400	360,080
Anest Iwata Corp.	15,700	163,666
AOKI Holdings, Inc.	31,400	362,789
Aoyama Trading Co. Ltd.	19,400	313,875
ARE Holdings, Inc.	20,500	417,860
Asahi Kogyosha Co. Ltd.	10,700	236,193
Asanuma Corp.	27,000	176,044
Asia Pile Holdings Corp.	16,900	152,024
Astellas Pharma, Inc.	128,200	1,711,842
Autobacs Seven Co. Ltd.	29,600	311,400
Bando Chemical Industries Ltd.	15,700	205,133
Bell System24 Holdings, Inc.	26,400	242,702
Brother Industries Ltd.	28,200	561,679
Central Glass Co. Ltd.	9,500	211,219
Chubu Steel Plate Co. Ltd.	7,100	101,011
Citizen Watch Co. Ltd.	49,700	404,588
Cosel Co. Ltd.	15,600	108,382
Cosmo Energy Holdings Co. Ltd.	21,100	562,012
Daicel Corp.	42,300	377,541
Dai-ichi Life Holdings, Inc.	47,300	393,349
Daiki Aluminium Industry Co. Ltd.	17,600	135,415
Daikoku Denki Co. Ltd.	5,700	103,967
Daikyonishikawa Corp.	33,100	168,303
Daito Trust Construction Co. Ltd.	43,100	821,057
Daitron Co. Ltd.	9,600	148,644
Daiwa Securities Group, Inc.	23,900	208,970
Dear Life Co. Ltd.(b)	16,600	119,672
Dip Corp.	19,400	273,775
Eagle Industry Co. Ltd.	16,700	304,285
EM Systems Co. Ltd.	27,400	138,796
en, Inc./Japan	17,800	174,996
ES-Con Japan Ltd.	36,900	279,672
Exedy Corp.	13,000	465,278
Ferrotec Corp.	11,500	369,039
Futaba Industrial Co. Ltd.	32,600	217,756
Gecoss Corp.	16,400	151,816
Godo Steel Ltd.	4,000	100,673
G-Tekt Corp.	16,200	202,984
Hagiwara Electric Holdings Co. Ltd.	6,400	151,278
Hakuto Co. Ltd.(b)	8,700	217,299
Hanwa Co. Ltd.	7,900	361,370
Hazama Ando Corp.	39,200	472,916
Honda Motor Co. Ltd.	322,000	3,155,393
H-One Co. Ltd.	12,900	116,453
Hoosiers Holdings Co. Ltd.	14,200	119,220
HU Group Holdings, Inc.	12,900	278,336
Iino Kaiun Kaisha Ltd.	39,000	352,815
Inabata & Co. Ltd.	14,500	346,438
INFRONEER Holdings, Inc.	34,100	465,124
Inui Global Logistics Co. Ltd.	10,400	91,032
Ishihara Sangyo Kaisha Ltd.	15,900	278,145
Isuzu Motors Ltd.	62,700	975,831
Itfor, Inc.	12,500	136,767
JALCO Holdings, Inc.(b)	54,100	141,165
Japan Tobacco, Inc.	109,200	3,929,235
JDC Corp.	32,600	112,310
Joshin Denki Co. Ltd.	10,700	185,200
JSP Corp.	10,900	170,164
Kawada Technologies, Inc.	6,300	175,843
Kobe Steel Ltd.	49,100	648,736
Kohsoku Corp.	8,600	163,282
Komatsu Ltd.	51,300	1,636,416
KPP Group Holdings Co. Ltd.	31,200	164,017
KU Holdings Co. Ltd.	16,500	128,215
Kumagai Gumi Co. Ltd.	35,400	348,930
Kureha Corp.	12,400	323,162
Kuroda Group Co. Ltd.	23,200	138,834
Kyoei Steel Ltd.	18,000	281,349
Kyokuto Kaihatsu Kogyo Co. Ltd.	15,300	305,522
LA Holdings Co. Ltd.	3,200	171,080
Lixil Corp.	39,100	472,583
Marubun Corp.	18,600	154,619
Mazda Motor Corp.	75,200	584,828
MEITEC Group Holdings, Inc.	18,300	413,996
Mitsuboshi Belting Ltd.	12,300	308,000
Mitsui Chemicals, Inc.	39,800	508,339
Mitsui DM Sugar Co. Ltd.	11,600	246,438
Miyaji Engineering Group, Inc.	12,200	146,327
Morito Co. Ltd.	12,700	136,929
Mugen Estate Co. Ltd.	9,400	111,844
Nippon Air Conditioning Services Co. Ltd.	15,200	125,095
Nippon Carbon Co. Ltd.	5,500	154,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
December 31, 2025

Investments	Shares	Value
Nippon Kayaku Co. Ltd.	37,200	$399,067
Nippon Seisen Co. Ltd.	15,700	119,694
Nippon Shokubai Co. Ltd.	33,100	423,503
Nippon Soda Co. Ltd.	14,100	325,637
Nippon Steel Corp.	378,600	1,550,196
Nippon Yakin Kogyo Co. Ltd.	6,200	178,985
Nishimatsu Construction Co. Ltd.	8,700	317,262
Nitto Kogyo Corp.	13,400	351,788
Nittoc Construction Co. Ltd.	19,300	159,699
Noevir Holdings Co. Ltd.	11,600	338,945
Nomura Holdings, Inc.	45,700	379,315
Nomura Real Estate Holdings, Inc.	82,100	506,496
NPR-RIKEN Corp.	10,500	242,161
NS United Kaiun Kaisha Ltd.	8,300	323,009
NSK Ltd.	76,200	474,375
Okamura Corp.	22,700	332,075
Okumura Corp.	9,800	387,011
Ono Pharmaceutical Co. Ltd.	47,700	661,126
Onward Holdings Co. Ltd.	62,900	294,947
Open Up Group, Inc.	26,800	315,113
PCA Corp.	9,800	119,917
PHC Holdings Corp.	41,100	291,577
Pigeon Corp.	27,700	284,785
Press Kogyo Co. Ltd.	38,900	201,517
PS Construction Co. Ltd.	15,900	290,419
Quick Co. Ltd.	24,600	144,073
Raiznext Corp.	18,700	290,262
Restar Corp.	11,100	197,930
Roland Corp.	9,400	214,093
RYODEN Corp.	9,300	214,189
Ryoyo Ryosan Holdings, Inc.	16,800	332,795
Sakai Chemical Industry Co. Ltd.	7,300	148,100
San-Ai Obbli Co. Ltd.	24,200	326,074
Sangetsu Corp.	17,500	347,220
Sanki Engineering Co. Ltd.	12,700	465,074
Sankyo Co. Ltd.	33,800	547,933
Sanshin Electronics Co. Ltd.	8,000	159,750
Sanyo Chemical Industries Ltd.	8,700	289,732
Scroll Corp.	15,200	129,944
Seika Corp.	12,600	190,754
Seikitokyu Kogyo Co. Ltd.	12,000	126,243
Seino Holdings Co. Ltd.	28,100	422,365
Shinagawa Refra Co. Ltd.	16,500	222,639
Shinsho Corp.	10,900	176,005
Sinko Industries Ltd.	27,300	246,622
SoftBank Corp.	2,579,800	3,535,303
Sojitz Corp.	20,180	626,598
Solasto Corp.	33,800	182,860
Stella Chemifa Corp.	5,200	145,638
Subaru Corp.	49,100	1,063,476
Sumida Corp.	15,200	110,937
Sumiseki Holdings, Inc.	26,500	89,604
Sumitomo Seika Chemicals Co. Ltd.(b)	5,700	196,370
Sun-Wa Technos Corp.	7,700	145,801
Tachi-S Co. Ltd.	15,500	205,981
Takachiho Koheki Co. Ltd.(b)	12,200	164,929
Takeda Pharmaceutical Co. Ltd.	100,600	3,103,136
Tanseisha Co. Ltd.	18,200	183,109
TASUKI Holdings, Inc.	23,800	121,319
Tauns Laboratories, Inc.(b)	39,600	128,594
Teijin Ltd.	36,400	314,780
THK Co. Ltd.	18,000	460,149
Toa Corp.	28,200	509,325
TOA Road Corp.	18,600	203,272
Toagosei Co. Ltd.	30,900	323,598
TOBISHIMA HOLDINGS, Inc.*	10,800	162,332
Toho Co. Ltd.	4,700	116,942
Tokyo Tekko Co. Ltd.(b)	3,700	145,880
Tomen Devices Corp.	2,300	194,131
Topy Industries Ltd.	11,400	225,098
Tosoh Corp.	35,500	532,687
Toyo Kanetsu KK	9,800	155,117
Tsubakimoto Chain Co.	23,100	340,874
UBE Corp.	22,000	360,854
Unipres Corp.	17,200	140,677
UT Group Co. Ltd.	205,500	260,898
Valqua Ltd.	6,300	163,182
Vital KSK Holdings, Inc.	18,100	158,200
VT Holdings Co. Ltd.	45,900	156,958
Wakita & Co. Ltd.	19,600	241,085
Wellneo Sugar Co. Ltd.	12,800	230,611
Yamada Consulting Group Co. Ltd.	11,100	125,202
Yokogawa Bridge Holdings Corp.	14,500	279,833
Yondenko Corp.	16,500	164,005
Yotai Refractories Co. Ltd.	11,800	136,335
Zeon Corp.	34,400	392,732
Zero Co. Ltd.	7,000	179,974
Total Japan		64,322,579
Luxembourg — 0.2%
APERAM SA	12,694	525,374
RTL Group SA	18,061	730,745
Total Luxembourg		1,256,119
Macau — 0.1%
Wynn Macau Ltd.	670,400	511,618
Netherlands — 1.7%
Acomo NV	10,312	294,901
ASR Nederland NV	2,389	170,085
Brunel International NV(b)	18,232	166,162
Eurocommercial Properties NV	12,740	389,773
ForFarmers NV	27,534	143,254
Havas NV*	20,977	418,820
ING Groep NV	121,564	3,427,930
Koninklijke KPN NV	362,493	1,692,703
Koninklijke Vopak NV	11,520	512,504
NN Group NV	3,552	274,244
PostNL NV	178,747	222,315
SBM Offshore NV	18,311	526,881
Sligro Food Group NV(b)	14,523	172,271
Wereldhave NV	16,307	368,863
Total Netherlands		8,780,706
Norway — 4.0%
Aker ASA, Class A	11,142	848,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
December 31, 2025

Investments	Shares	Value
Austevoll Seafood ASA	43,223	$417,796
Bouvet ASA	35,673	217,854
BW Offshore Ltd.	62,431	279,758
DNB Bank ASA	100,548	2,806,056
DOF Group ASA	53,464	504,860
Elmera Group ASA(a)	47,008	178,956
Equinor ASA	252,848	5,940,901
Frontline PLC	23,711	522,792
Hoegh Autoliners ASA	60,412	587,239
Kid ASA(a)	15,272	205,002
Klaveness Combination Carriers ASA(a)	20,253	159,023
Leroy Seafood Group ASA	86,884	437,140
Moreld AS*	61,821	115,100
Multiconsult ASA(a)	9,761	171,282
Norwegian Air Shuttle ASA	255,744	442,431
Odfjell Drilling Ltd.	63,772	553,200
Odfjell SE, Class A	22,458	282,761
Salmar ASA	10,692	654,546
SpareBank 1 Sor-Norge ASA	6,972	137,133
Stolt-Nielsen Ltd.	13,379	432,400
Telenor ASA	164,273	2,389,135
Veidekke ASA	30,462	539,367
Wallenius Wilhelmsen ASA	137,518	1,376,973
Wilh Wilhelmsen Holding ASA, Class A	7,428	434,479
Total Norway		20,634,522
Portugal — 0.9%
Altri SGPS SA(b)	58,284	308,033
Banco Comercial Portugues SA, Class R	177,367	186,686
Corticeira Amorim SGPS SA	39,406	305,914
EDP SA	283,088	1,301,631
Galp Energia SGPS SA	49,098	843,612
NOS SGPS SA	110,486	520,988
REN - Redes Energeticas Nacionais SGPS SA	129,430	488,709
Sonae SGPS SA	273,963	518,671
Total Portugal		4,474,244
Singapore — 2.6%
Aztech Global Ltd.(b)	227,200	115,720
ComfortDelGro Corp. Ltd.	359,200	413,387
DBS Group Holdings Ltd.	107,130	4,695,060
Hafnia Ltd.	109,156	588,696
Keppel Infrastructure Trust	834,436	317,942
Keppel Ltd.	123,200	991,540
Netlink NBN Trust	636,600	477,697
Oversea-Chinese Banking Corp. Ltd.	132,292	2,032,729
SBS Transit Ltd.	104,500	260,031
Sembcorp Industries Ltd.	137,600	644,131
Singapore Airlines Ltd.	277,700	1,382,022
StarHub Ltd.	386,100	336,261
United Overseas Bank Ltd.	37,000	1,008,725
Venture Corp. Ltd.	22,900	269,600
Total Singapore		13,533,541
Spain — 8.1%
Aedas Homes SA(a)	13,732	385,448
Aena SME SA(a)	126,405	3,536,232
Banco Bilbao Vizcaya Argentaria SA	368,596	8,679,600
Banco de Sabadell SA	89,881	355,212
Bankinter SA	13,861	230,430
CaixaBank SA	456,723	5,602,683
Colonial SFL Socimi SA(b)	76,209	489,138
Ebro Foods SA	22,629	489,542
Elecnor SA	19,057	547,228
Enagas SA	39,548	610,780
Endesa SA	97,990	3,525,035
Faes Farma SA	71,770	434,938
Iberdrola SA	332,180	7,203,732
Logista Integral SA	18,787	664,580
Mapfre SA	48,898	245,908
Metrovacesa SA*(a)(b)	28,767	316,231
Naturgy Energy Group SA	124,731	3,797,031
Prosegur Cash SA(a)	434,444	323,488
Prosegur Cia de Seguridad SA	131,894	402,748
Repsol SA	114,365	2,138,983
Telefonica SA	526,330	2,159,193
Tubacex SA(b)	46,977	183,999
Total Spain		42,322,159
Sweden — 3.2%
Atea ASA*	24,715	386,645
Betsson AB, Class B	23,040	369,138
Bilia AB, Class A	25,745	375,334
Billerud Aktiebolag	41,587	423,593
BioGaia AB, Class B	29,991	345,494
Bravida Holding AB(a)	34,625	337,093
Duni AB	16,955	193,481
Elekta AB, Class B	69,829	429,860
Evolution AB(a)	14,302	977,068
H & M Hennes & Mauritz AB, Class B	116,853	2,356,377
Hexpol AB	48,304	460,834
NCC AB, Class B	17,815	425,529
Sagax AB, Class D	35,336	129,557
SSAB AB, Class B	74,438	562,476
Swedbank AB, Class A	44,358	1,545,033
Tele2 AB, Class B	65,828	1,103,584
Telia Co. AB	332,658	1,421,017
Volvo AB, Class B	144,497	4,637,986
Total Sweden		16,480,099
Switzerland — 2.4%
Allreal Holding AG, Registered Shares	1,852	476,880
Banque Cantonale Vaudoise, Registered Shares	1,062	134,585
Clariant AG, Registered Shares*	51,962	469,609
DKSH Holding AG	7,053	511,003
EFG International AG*	6,075	146,153
Julius Baer Group Ltd.	2,998	236,131
Kuehne & Nagel International AG, Registered Shares	9,647	2,085,262
Partners Group Holding AG	379	469,965
Sunrise Communications AG, Class A	10,158	543,897
Swiss Life Holding AG, Registered Shares	445	514,959
Swisscom AG, Registered Shares	2,784	2,022,331
Vetropack Holding AG, Registered Shares	5,142	142,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
December 31, 2025

Investments	Shares	Value
Zurich Insurance Group AG	6,248	$4,746,035
Total Switzerland		12,499,598
United Kingdom — 11.5%
Admiral Group PLC	4,370	186,681
Aviva PLC	44,149	406,414
B&M European Value Retail SA	239,004	542,645
Big Yellow Group PLC	26,524	373,172
British American Tobacco PLC	174,394	9,884,720
BT Group PLC	634,632	1,571,072
Bytes Technology Group PLC	57,753	278,563
Card Factory PLC	134,761	123,076
CK Hutchison Holdings Ltd.	238,000	1,619,079
Derwent London PLC	16,524	386,503
Domino's Pizza Group PLC	128,379	299,420
Drax Group PLC	44,452	500,444
Dunelm Group PLC	42,030	638,816
Grainger PLC	131,008	321,059
Greggs PLC	16,389	370,339
Halfords Group PLC	70,012	132,591
Hammerson PLC	98,475	437,097
Hargreaves Services PLC	14,750	129,750
Hilton Food Group PLC	30,417	206,198
Hollywood Bowl Group PLC	57,776	214,095
HSBC Holdings PLC	915,224	14,449,733
Imperial Brands PLC	95,954	4,025,472
Inchcape PLC	42,156	436,038
Investec PLC	13,469	99,912
ITV PLC	545,408	604,120
J Sainsbury PLC	168,201	735,276
James Halstead PLC	155,715	286,939
Johnson Matthey PLC	20,103	576,483
Kingfisher PLC	149,356	628,187
Kitwave Group PLC(b)	38,498	116,509
Lloyds Banking Group PLC	1,209,970	1,598,826
LondonMetric Property PLC	293,667	749,309
Me Group International PLC	119,788	243,292
MONY Group PLC	145,700	360,200
Morgan Advanced Materials PLC	95,695	280,598
National Grid PLC	274,711	4,217,842
NatWest Group PLC	423,742	3,714,960
Next 15 Group PLC	29,575	127,494
Paratus Energy Services Ltd.	65,652	287,293
Pennon Group PLC	74,538	528,857
Pets at Home Group PLC	119,212	317,485
PZ Cussons PLC	164,010	163,025
RS Group PLC	57,067	478,970
Safestore Holdings PLC	36,506	361,394
Schroders PLC	26,216	143,516
Severn Trent PLC	23,679	888,281
Subsea 7 SA	38,857	782,776
Telecom Plus PLC	16,026	292,727
United Utilities Group PLC	52,282	839,643
Vodafone Group PLC	1,598,309	2,125,727
WH Smith PLC	36,406	312,905
Wickes Group PLC	82,410	260,487
Workspace Group PLC	61,564	330,398
Yu Group PLC(b)	6,337	128,706
Total United Kingdom		60,115,114
United States — 8.8%
Acerinox SA	34,192	508,385
Aegon Ltd.	23,621	184,205
BP PLC	1,174,121	6,834,998
GSK PLC	198,231	4,864,674
Nestle SA, Registered Shares	129,268	12,847,665
Sanofi SA	73,155	7,107,048
Shell PLC	293,949	10,833,302
Signify NV(a)	19,279	474,581
Swiss Re AG	4,314	723,402
Tenaris SA	77,621	1,505,085
Total United States		45,883,345
TOTAL COMMON STOCKS
(Cost: $413,708,359)		518,922,279
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree True Developed International Fund(c)
(Cost: $47,776)	776	51,100
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d)
(Cost: $822,928)	822,928	822,928
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)
(Cost: $3,635,062)	3,635,062	3,635,062
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $418,214,125)		523,431,369
Other Liabilities less Assets — (0.3)%		(1,665,539)
NET ASSETS — 100.0%		$521,765,830

†	Amount is less than $1.
*	Non-income producing security.
^	Share amount represents a fractional share.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,057,310 and the total market value of the collateral held by the Fund was $5,580,752. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,945,690.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International High Dividend Fund (DTH)
December 31, 2025

CURRENCY ABBREVIATIONS:
HKD	Hong Kong dollar
USD	United States dollar

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$2,200,000	$2,200,000	$—	$—	$–	^	$—	$1,792
WisdomTree True Developed International Fund	$55	$5,282,381	$5,294,989	$60,334	$3,319	$51,100		$39,447	$—
Total	$55	$7,482,381	$7,494,989	$60,334	$3,319	$51,100		$39,447	$1,792

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank	1/2/2026	3,764,028	HKD	484,117	USD	$–	$(527)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International High Dividend Fund (DTH)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$518,922,279	$–	$–	$518,922,279
Exchange-Traded Fund	51,100	–	–	51,100
Mutual Fund	–	822,928	–	822,928
Investment of Cash Collateral for Securities Loaned	–	3,635,062	–	3,635,062
Total Investments in Securities	$518,973,379	$4,457,990	$–	$523,431,369
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(527)	$–	$(527)
Total - Net	$518,973,379	$4,457,463	$–	$523,430,842

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International MidCap Dividend Fund (DIM)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.5%
Australia — 6.7%
ALS Ltd.	13,900	$204,293
Ampol Ltd.	4,672	99,479
APA Group	60,977	364,743
ASX Ltd.	6,613	226,844
Aurizon Holdings Ltd.	19,193	46,716
Bank of Queensland Ltd.	30,977	134,890
Bendigo & Adelaide Bank Ltd.	30,913	216,863
BlueScope Steel Ltd.	11,116	178,424
CAR Group Ltd.	7,489	153,617
Challenger Ltd.	21,320	133,784
Cleanaway Waste Management Ltd.	42,880	74,060
Cochlear Ltd.	928	161,306
Codan Ltd.	2,307	43,737
Computershare Ltd.	15,945	363,008
Dexus	37,625	173,875
Downer EDI Ltd.	21,875	115,969
Dyno Nobel Ltd.	43,514	93,146
Eagers Automotive Ltd.	4,829	79,346
Evolution Mining Ltd.	49,764	420,787
GPT Group	77,947	281,726
Harvey Norman Holdings Ltd.	43,673	202,116
Insurance Australia Group Ltd.	85,807	456,619
JB Hi-Fi Ltd.	4,518	289,894
Lottery Corp. Ltd.	94,611	325,551
Medibank Pvt Ltd.	128,666	410,986
Mirvac Group	97,425	133,184
Netwealth Group Ltd.	4,064	69,568
Orica Ltd.	15,312	247,918
Origin Energy Ltd.	87,621	671,361
Perseus Mining Ltd.	28,493	107,923
Qantas Airways Ltd.	64,417	445,888
Qube Holdings Ltd.	44,768	142,401
Ramelius Resources Ltd.	55,227	153,205
Scentre Group	306,561	858,607
SEEK Ltd.	5,169	79,693
SGH Ltd.	5,241	162,341
Steadfast Group Ltd.	29,660	104,432
Stockland	131,725	503,328
Suncorp Group Ltd.	72,393	852,058
Technology One Ltd.	3,334	62,163
TPG Telecom Ltd.	61,443	155,289
Treasury Wine Estates Ltd.	62,731	219,201
Vicinity Ltd.	231,277	394,821
Whitehaven Coal Ltd.	17,343	89,630
Worley Ltd.	17,696	148,333
Total Australia		10,853,123
Austria — 2.2%
ANDRITZ AG	4,270	334,745
BAWAG Group AG*(a)	4,827	731,311
EVN AG	5,311	169,348
Raiffeisen Bank International AG	13,903	625,377
Strabag SE, Bearer Shares	4,899	466,044
Telekom Austria AG	24,177	255,552
UNIQA Insurance Group AG	9,243	167,825
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,098	481,273
voestalpine AG	5,064	224,694
Wienerberger AG	3,230	116,156
Total Austria		3,572,325
Belgium — 2.0%
Ackermans & van Haaren NV	637	173,565
Ageas SA	11,930	837,869
Cofinimmo SA	3,275	304,629
Colruyt Group NV	11,494	425,223
Elia Group SA	1,867	240,539
Financiere de Tubize SA	238	58,419
Melexis NV	2,064	139,384
Shurgard Self Storage Ltd.	2,671	91,913
Solvay SA	9,291	296,365
Syensqo SA	2,401	193,329
Umicore SA	6,916	145,393
Warehouses De Pauw CVA	13,236	343,856
Total Belgium		3,250,484
Brazil — 0.1%
Yara International ASA	3,591	147,387
China — 0.2%
BOC Aviation Ltd.(a)	30,100	281,529
Denmark — 1.7%
AL Sydbank	2,209	197,989
Alm Brand AS	49,627	147,486
Carlsberg AS, Class B	3,513	461,359
FLSmidth & Co. AS	903	63,186
H Lundbeck AS	16,310	110,689
ISS AS	3,272	111,749
Jyske Bank AS, Registered Shares	1,499	205,654
Pandora AS	2,020	224,755
Ringkjoebing Landbobank AS	193	46,675
Rockwool AS, Class B	2,924	103,634
Royal Unibrew AS	1,543	139,388
Tryg AS	28,300	740,919
Vestas Wind Systems AS	5,899	160,841
Total Denmark		2,714,324
Finland — 2.3%
Elisa OYJ	7,883	349,404
Fortum OYJ	51,351	1,096,421
Hiab OYJ, Class B	1,749	101,720
Huhtamaki OYJ	1,058	36,954
Kemira OYJ	7,064	162,442
Konecranes OYJ	2,591	285,738
Metso OYJ	25,170	442,823
Neste OYJ	9,301	212,026
Orion OYJ, Class B	3,513	262,610
Valmet OYJ	8,677	288,703
Wartsila OYJ Abp	13,293	474,604
Total Finland		3,713,445
France — 6.0%
Accor SA	7,178	406,505
Aeroports de Paris SA	2,666	348,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
December 31, 2025

Investments	Shares	Value
Amundi SA(a)	11,846	$982,225
Ayvens SA(a)	25,732	345,728
BioMerieux	446	57,776
Bouygues SA	19,030	991,213
Bureau Veritas SA	12,880	411,150
Covivio SA	5,651	375,976
Edenred SE	13,266	294,623
Eiffage SA	3,871	556,467
Elis SA	5,216	148,615
Gaztransport & Technigaz SA	2,456	451,705
Getlink SE	22,022	406,837
Ipsen SA	922	128,858
JCDecaux SE	8,141	148,007
Klepierre SA	23,937	948,527
Nexans SA	1,362	201,230
Rexel SA	12,514	493,675
Rubis SCA	10,044	378,186
SCOR SE	9,144	308,644
Sopra Steria Group	671	121,833
SPIE SA	5,328	308,243
Technip Energies NV	5,333	203,433
Vallourec SACA	21,343	393,290
Wendel SE	3,033	292,805
Total France		9,704,354
Georgia — 0.3%
Lion Finance Group PLC	2,136	267,192
TBC Bank Group PLC	4,130	225,535
Total Georgia		492,727
Germany — 4.3%
Aurubis AG	793	115,672
Bechtle AG	2,422	124,249
Bilfinger SE	1,129	142,408
Continental AG	9,445	753,859
CTS Eventim AG & Co. KGaA	1,870	172,403
Deutsche Lufthansa AG, Registered Shares	50,697	500,503
Deutsche Wohnen SE	2,871	69,797
DWS Group GmbH & Co. KGaA(a)	10,708	710,545
Fielmann Group AG	2,650	135,540
Freenet AG	8,081	278,458
Fresenius Medical Care AG	8,506	407,187
GEA Group AG	4,435	301,062
Hensoldt AG	699	60,257
Hugo Boss AG	2,204	93,574
KION Group AG	2,179	174,661
Knorr-Bremse AG	3,554	397,156
Krones AG	679	108,294
LEG Immobilien SE	2,882	210,702
Nemetschek SE	588	64,086
RENK Group AG	740	46,601
Schaeffler AG	37,237	365,608
Schott Pharma AG & Co. KGaA	1,568	27,807
Scout24 SE(a)	1,183	119,208
Sixt SE	973	80,906
Symrise AG	2,240	181,207
thyssenkrupp AG	6,712	73,106
Traton SE(b)	31,162	1,116,246
United Internet AG, Registered Shares	2,775	90,212
Total Germany		6,921,314
Hong Kong — 6.2%
Bank of East Asia Ltd.	122,180	209,088
Cathay Pacific Airways Ltd.	601,000	959,778
CK Asset Holdings Ltd.	165,000	833,532
CK Infrastructure Holdings Ltd.	121,000	895,433
DFI Retail Group Holdings Ltd., Registered Shares	48,500	191,575
Guotai Junan International Holdings Ltd.	133,000	43,573
Hang Lung Properties Ltd.	285,000	315,263
HKT Trust & HKT Ltd.	472,000	697,979
Hong Kong & China Gas Co. Ltd.	885,000	797,051
Hongkong Land Holdings Ltd.	82,500	573,375
Johnson Electric Holdings Ltd.	23,000	87,822
Kerry Properties Ltd.	88,000	229,285
PCCW Ltd.	525,000	364,232
Power Assets Holdings Ltd.	113,500	804,204
Swire Properties Ltd.	267,400	720,762
United Laboratories International Holdings Ltd.(b)	84,000	125,080
WH Group Ltd.(a)	1,458,000	1,624,059
Wharf Real Estate Investment Co. Ltd.	162,000	511,590
Total Hong Kong		9,983,681
Indonesia — 0.6%
First Pacific Co. Ltd.	236,000	180,710
Jardine Matheson Holdings Ltd.	10,800	738,612
Total Indonesia		919,322
Ireland — 2.3%
AIB Group PLC	198,501	2,144,792
Bank of Ireland Group PLC	60,511	1,163,725
Glanbia PLC	7,531	129,046
Kerry Group PLC, Class A	2,517	230,575
Total Ireland		3,668,138
Israel — 2.4%
Amot Investments Ltd.	19,028	149,258
Azrieli Group Ltd.	2,981	337,188
Bezeq The Israeli Telecommunication Corp. Ltd.	142,626	317,687
Delek Group Ltd.	1,053	281,133
First International Bank of Israel Ltd.	4,571	359,272
Harel Insurance Investments & Financial Services Ltd.	3,969	154,795
ICL Group Ltd.	33,479	192,233
Israel Discount Bank Ltd., Class A	38,625	409,870
Menora Mivtachim Holdings Ltd.	2,424	303,770
Mizrahi Tefahot Bank Ltd.	9,222	643,523
Newmed Energy LP	61,330	346,955
Phoenix Financial Ltd.	8,713	360,319
Strauss Group Ltd.	2,658	92,573
Total Israel		3,948,576
Italy — 7.0%
A2A SpA	176,712	479,416
ACEA SpA	11,249	291,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
December 31, 2025

Investments	Shares	Value
Azimut Holding SpA	9,021	$378,655
Banca Generali SpA	7,868	528,561
Banca Mediolanum SpA	58,744	1,343,273
Banca Popolare di Sondrio SpA	35,415	692,526
Brembo NV	10,534	116,479
Brunello Cucinelli SpA	748	86,461
Coca-Cola HBC AG*	13,367	690,764
Credito Emiliano SpA	27,582	494,976
De' Longhi SpA	4,093	175,456
DiaSorin SpA	885	71,323
ERG SpA	7,040	181,734
FinecoBank Banca Fineco SpA	33,343	869,345
Hera SpA	62,641	295,746
Infrastrutture Wireless Italiane SpA(a)	45,832	424,429
Interpump Group SpA	763	41,920
Iren SpA	92,954	279,038
Italgas SpA	67,400	753,188
Lottomatica Group SpA	4,817	126,724
Maire SpA	6,364	97,538
Moncler SpA	6,850	441,831
Pirelli & C SpA(a)	55,626	382,572
PRADA SpA	83,300	481,596
Recordati Industria Chimica & Farmaceutica SpA	4,676	266,569
Reply SpA	265	35,698
Saipem SpA(b)	138,474	394,380
SOL SpA	1,084	62,319
Technogym SpA(a)	4,633	87,821
Unipol Assicurazioni SpA	29,459	711,684
Webuild SpA	22,658	91,062
Total Italy		11,375,056
Ivory Coast — 0.3%
Endeavour Mining PLC	8,762	456,328
Japan — 23.6%
77 Bank Ltd./The	3,400	163,574
ABC-Mart, Inc.	5,234	88,705
AGC, Inc.	9,300	308,111
Air Water, Inc.	12,800	184,310
Aisin Corp.	26,300	490,949
Alsok Co. Ltd.	12,700	99,780
Amada Co. Ltd.	13,400	158,326
ANA Holdings, Inc.	12,800	243,269
Asahi Intecc Co. Ltd.	2,300	43,103
Asahi Kasei Corp.	37,420	331,598
Asics Corp.	8,100	194,044
Astellas Pharma, Inc.	87,200	1,164,373
Azbil Corp.	13,200	119,793
BayCurrent, Inc.	2,100	87,084
BIPROGY, Inc.	2,800	96,712
Brother Industries Ltd.	11,100	221,086
Canon Marketing Japan, Inc.	4,300	188,767
Capcom Co. Ltd.	5,800	135,097
Chiba Bank Ltd.	24,000	267,645
Chubu Electric Power Co., Inc.	21,000	323,149
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	107,153
COMSYS Holdings Corp.	2,500	72,634
Cosmo Energy Holdings Co. Ltd.	8,800	234,393
Cosmos Pharmaceutical Corp.	600	30,405
CyberAgent, Inc.	7,600	64,875
Dai Nippon Printing Co. Ltd.	5,400	92,811
Daifuku Co. Ltd.	7,200	226,365
Daito Trust Construction Co. Ltd.	26,500	504,826
Daiwa Securities Group, Inc.	59,900	523,736
Ebara Corp.	9,300	218,579
Eisai Co. Ltd.	10,800	321,082
Electric Power Development Co. Ltd.	8,900	179,596
ENEOS Holdings, Inc.	81,200	573,469
Food & Life Cos. Ltd.	700	35,338
Fuji Electric Co. Ltd.	2,475	187,111
Fukuoka Financial Group, Inc.	6,200	200,424
Furukawa Electric Co. Ltd.	1,200	76,634
GMO Payment Gateway, Inc.	800	49,778
Gunma Bank Ltd.	18,500	203,890
Hachijuni Bank Ltd.	21,900	237,170
Hankyu Hanshin Holdings, Inc.	5,100	128,293
Haseko Corp.	11,000	218,112
Hirose Electric Co. Ltd.	875	96,546
Hitachi Construction Machinery Co. Ltd.	8,200	242,215
Hokuhoku Financial Group, Inc.	2,700	79,065
Horiba Ltd.	800	81,457
Hoshizaki Corp.	2,900	96,448
Hulic Co. Ltd.	28,900	316,112
Ibiden Co. Ltd.	1,600	68,708
Idemitsu Kosan Co. Ltd.	46,830	353,440
Iida Group Holdings Co. Ltd.	11,600	186,235
Internet Initiative Japan, Inc.	2,800	49,401
Isetan Mitsukoshi Holdings Ltd.	8,700	126,272
Isuzu Motors Ltd.	35,300	549,391
Iyogin Holdings, Inc.	9,100	148,130
J Front Retailing Co. Ltd.	6,600	92,424
Japan Airlines Co. Ltd.	14,600	270,586
Japan Exchange Group, Inc.	30,900	330,399
Japan Post Insurance Co. Ltd.	8,700	261,536
Japan Steel Works Ltd.	600	29,394
JTEKT Corp.	12,400	137,255
JX Advanced Metals Corp.	10,300	128,795
Kajima Corp.	12,700	472,771
Kakaku.com, Inc.	4,900	72,275
Kamigumi Co. Ltd.	6,000	193,690
Kandenko Co. Ltd.	5,600	179,634
Kansai Electric Power Co., Inc.	30,495	477,624
Kawasaki Heavy Industries Ltd.	2,800	185,422
Keisei Electric Railway Co. Ltd.	8,700	71,545
Kewpie Corp.	2,800	77,277
Kikkoman Corp.	2,300	20,866
Kirin Holdings Co. Ltd.	26,900	402,955
Kobe Bussan Co. Ltd.	1,900	45,941
Kobe Steel Ltd.	22,000	290,676
Koei Tecmo Holdings Co. Ltd.	5,420	65,889
Koito Manufacturing Co. Ltd.	8,600	126,741
Kokusai Electric Corp.	2,900	101,665
Kraftia Corp.	1,900	93,300
Kuraray Co. Ltd.	11,000	111,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
December 31, 2025

Investments	Shares	Value
Kurita Water Industries Ltd.	2,400	$97,197
Kyoto Financial Group, Inc.	5,700	124,622
Kyushu Electric Power Co., Inc.	11,100	118,900
Kyushu Railway Co.	6,000	155,948
Lasertec Corp.	2,200	416,083
Lixil Corp.	14,200	171,628
M3, Inc.	6,300	84,967
Makita Corp.	6,500	196,437
Marui Group Co. Ltd.	8,200	168,504
Maruwa Co. Ltd.	100	27,178
MatsukiyoCocokara & Co.	9,200	159,178
Mazda Motor Corp.	24,800	192,869
McDonald's Holdings Co. Japan Ltd.	800	32,613
Mebuki Financial Group, Inc.	27,200	180,124
Medipal Holdings Corp.	3,200	56,550
Minebea Mitsumi, Inc.	7,700	154,300
MISUMI Group, Inc.	5,600	87,424
Mitsubishi Chemical Group Corp.	42,600	248,705
Mitsubishi Gas Chemical Co., Inc.	8,100	146,735
Mitsui Chemicals, Inc.	18,200	232,457
Mitsui Kinzoku Co. Ltd.	1,100	123,758
Modec, Inc.	1,300	98,695
MonotaRO Co. Ltd.	5,900	94,121
Nexon Co. Ltd.	7,500	183,116
NGK Insulators Ltd.	6,600	141,099
NH Foods Ltd.	2,200	92,031
NHK Spring Co. Ltd.	5,600	89,942
Nikon Corp.	9,000	100,137
Nippon Express Holdings, Inc.	8,200	175,305
Nippon Paint Holdings Co. Ltd.	36,800	245,928
Nippon Sanso Holdings Corp.	4,700	139,970
Nissan Chemical Corp.	6,800	232,661
Nisshin Seifun Group, Inc.	4,800	58,857
Niterra Co. Ltd.	8,300	364,894
Nitto Denko Corp.	16,300	386,325
NOF Corp.	4,600	88,364
Nomura Real Estate Holdings, Inc.	37,840	233,445
NS Solutions Corp.(b)	4,100	115,667
Obayashi Corp.	29,500	615,238
OBIC Business Consultants Co. Ltd.	1,000	53,928
Obic Co. Ltd.	7,300	229,230
Odakyu Electric Railway Co. Ltd.	2,400	26,152
Oji Holdings Corp.	37,662	206,685
Olympus Corp.	13,800	174,718
Ono Pharmaceutical Co. Ltd.	21,600	299,378
Open House Group Co. Ltd.	4,100	240,698
Oracle Corp.	1,900	159,884
Organo Corp.	900	74,385
Osaka Gas Co. Ltd.	12,600	436,492
Otsuka Corp.	15,200	313,416
Persol Holdings Co. Ltd.	90,600	167,969
Resonac Holdings Corp.	3,000	124,904
Rinnai Corp.	4,900	123,793
Rohm Co. Ltd.	8,800	124,636
Rohto Pharmaceutical Co. Ltd.	4,600	77,124
Ryohin Keikaku Co. Ltd.	6,600	117,141
Sankyo Co. Ltd.	15,400	249,650
Sanrio Co. Ltd.	2,900	90,971
Santen Pharmaceutical Co. Ltd.	8,800	91,287
Sanwa Holdings Corp.	7,900	205,583
Sapporo Holdings Ltd.	3,000	32,269
SBI Holdings, Inc.	24,800	533,988
SCREEN Holdings Co. Ltd.	3,200	311,130
Secom Co. Ltd.	8,900	316,436
Sega Sammy Holdings, Inc.	4,500	70,280
Seibu Holdings, Inc.	3,700	101,597
Sekisui Chemical Co. Ltd.	13,700	230,307
SG Holdings Co. Ltd.	18,200	166,447
Shimadzu Corp.	5,800	154,228
Shimizu Corp.	20,600	350,704
Shionogi & Co. Ltd.	23,200	420,500
Shizuoka Financial Group, Inc.	28,300	439,093
Skylark Holdings Co. Ltd.	1,400	30,055
Socionext, Inc.(b)	3,200	44,699
Sojitz Corp.	9,980	309,883
Square Enix Holdings Co. Ltd.	5,600	102,161
Subaru Corp.	29,300	634,620
Sugi Holdings Co. Ltd.	2,700	63,476
SUMCO Corp.	3,700	33,874
Sumitomo Bakelite Co. Ltd.	2,500	82,347
Sumitomo Chemical Co. Ltd.	43,800	124,516
Sumitomo Forestry Co. Ltd.	20,500	209,846
Sumitomo Rubber Industries Ltd.	9,800	150,897
Sundrug Co. Ltd.	3,900	107,138
Suntory Beverage & Food Ltd.	9,300	280,463
T&D Holdings, Inc.	13,851	319,445
Taisei Corp.	5,200	492,150
Taiyo Holdings Co. Ltd.	6,200	188,359
Takasago Thermal Engineering Co. Ltd.	4,200	118,836
Takashimaya Co. Ltd.	4,300	45,031
THK Co. Ltd.	7,400	189,172
TIS, Inc.	3,800	127,447
Tobu Railway Co. Ltd.	2,700	45,484
Toei Animation Co. Ltd.	1,800	31,293
Toho Co. Ltd.	2,700	137,459
Tohoku Electric Power Co., Inc.	19,700	144,911
Tokyo Gas Co. Ltd.	7,600	300,858
Tokyo Metro Co. Ltd.	15,900	161,744
Tokyo Ohka Kogyo Co. Ltd.	2,500	92,571
Tokyo Tatemono Co. Ltd.	8,000	180,982
Tokyu Corp.	9,600	112,080
Tokyu Fudosan Holdings Corp.	34,500	314,527
Toray Industries, Inc.	31,900	207,586
Tosoh Corp.	14,800	222,078
TOTO Ltd.	4,900	135,485
Toyo Seikan Group Holdings Ltd.	7,400	180,627
Toyo Suisan Kaisha Ltd.	3,200	219,465
Toyo Tire Corp.	6,500	179,767
Toyoda Gosei Co. Ltd.	3,600	90,560
Trend Micro, Inc.	3,330	138,133
Tsuruha Holdings, Inc.(b)	11,240	206,378
Unicharm Corp.	35,800	204,415
USS Co. Ltd.	18,700	204,842
West Japan Railway Co.	14,200	283,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
December 31, 2025

Investments	Shares	Value
Workman Co. Ltd.	1,400	$58,771
Yamada Holdings Co. Ltd.	27,300	90,480
Yamato Holdings Co. Ltd.	7,500	105,697
Yamazaki Baking Co. Ltd.	3,400	71,429
Yokogawa Electric Corp.	4,900	156,805
Yokohama Financial Group, Inc.	31,600	260,771
Yokohama Rubber Co. Ltd.	4,800	184,259
Zensho Holdings Co. Ltd.	1,100	62,984
ZOZO, Inc.	24,500	201,790
Total Japan		38,018,416
Luxembourg — 0.6%
CVC Capital Partners PLC(a)	30,322	509,247
Eurofins Scientific SE	1,862	136,458
RTL Group SA	9,240	373,849
Total Luxembourg		1,019,554
Macau — 0.1%
Wynn Macau Ltd.	298,000	227,419
Netherlands — 3.5%
Akzo Nobel NV	5,401	375,518
Arcadis NV	1,752	73,129
ASR Nederland NV	11,815	841,171
BE Semiconductor Industries NV	1,368	214,889
CTP NV(a)	13,914	291,529
Euronext NV(a)	2,945	442,721
Heineken Holding NV	9,392	688,300
Koninklijke KPN NV	245,695	1,147,301
Koninklijke Vopak NV	5,347	237,878
NN Group NV	14,201	1,096,436
SBM Offshore NV	6,182	177,881
Total Netherlands		5,586,753
Nigeria — 0.3%
Airtel Africa PLC(a)	104,292	498,267
Norway — 2.9%
Aker ASA, Class A	5,832	444,041
Frontline PLC	10,596	233,626
Gjensidige Forsikring ASA	22,562	675,506
Mowi ASA	14,953	360,526
Norsk Hydro ASA	64,314	498,605
Orkla ASA	36,930	411,885
Protector Forsikring ASA	1,558	80,936
Salmar ASA	5,108	312,703
SpareBank 1 Sor-Norge ASA	23,295	458,194
Storebrand ASA	18,881	323,267
TOMRA Systems ASA	4,379	59,042
Wallenius Wilhelmsen ASA	77,883	779,845
Total Norway		4,638,176
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	801,840	843,971
Galp Energia SGPS SA	27,381	470,466
Jeronimo Martins SGPS SA	19,015	452,450
Total Portugal		1,766,887
Singapore — 1.5%
City Developments Ltd.	13,400	83,359
Keppel Ltd.	69,400	558,546
SATS Ltd.	15,300	45,329
Sembcorp Industries Ltd.	66,600	311,767
Singapore Airlines Ltd.(b)	173,100	861,462
Singapore Exchange Ltd.	35,800	472,137
UOL Group Ltd.	24,600	167,188
Total Singapore		2,499,788
Spain — 3.4%
Acciona SA	2,040	445,394
Bankinter SA	45,818	761,694
CIE Automotive SA	5,561	194,301
Colonial SFL Socimi SA(b)	10,780	69,190
Corp. ACCIONA Energias Renovables SA	5,159	135,721
Ebro Foods SA	6,954	150,439
EDP Renovaveis SA	5,934	83,909
Enagas SA	17,494	270,178
Fluidra SA	4,390	119,409
Fomento de Construcciones y Contratas SA	19,225	248,819
Grifols SA	5,129	64,454
Indra Sistemas SA	2,434	138,757
Laboratorios Farmaceuticos Rovi SA	1,256	93,670
Logista Integral SA	10,333	365,524
Mapfre SA	205,896	1,035,450
Merlin Properties Socimi SA	23,739	346,552
Puig Brands SA, Class B(b)	4,957	86,569
Sacyr SA	22,477	102,055
Unicaja Banco SA(a)	201,440	657,223
Vidrala SA	758	80,210
Viscofan SA	1,337	83,851
Total Spain		5,533,369
Sweden — 4.1%
AAK AB	4,646	132,947
AddTech AB, Class B	3,433	121,921
Alfa Laval AB	6,340	320,274
Avanza Bank Holding AB	6,637	254,211
Axfood AB	8,566	269,650
Beijer Ref AB	4,414	71,390
Castellum AB	12,337	142,389
Essity AB, Class B	20,114	578,625
Evolution AB(a)	8,973	613,008
Getinge AB, Class B	5,160	122,468
Indutrade AB	845	22,035
L E Lundbergforetagen AB, Class B	1,189	65,971
Lagercrantz Group AB, Class B	571	13,181
Lifco AB, Class B	4,003	152,846
Mycronic AB	2,708	65,579
Nordnet AB publ	8,983	263,289
Sagax AB, Class B	6,200	132,894
Sectra AB, Class B	917	24,967
Securitas AB, Class B	16,963	270,855
Skanska AB, Class B	11,083	303,319
SKF AB, Class B	13,784	367,521
SSAB AB, Class B	20,366	153,892
SSAB AB, Class A	27,943	213,631
Sweco AB, Class B	7,875	128,904
Tele2 AB, Class B	40,589	680,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
December 31, 2025

Investments	Shares	Value
Telia Co. AB	212,175	$906,349
Trelleborg AB, Class B	4,181	178,101
Total Sweden		6,570,678
Switzerland — 4.7%
Accelleron Industries AG	2,420	188,010
Allreal Holding AG, Registered Shares	403	103,770
Avolta AG*	2,936	174,696
Bachem Holding AG	1,119	84,605
Banque Cantonale Vaudoise, Registered Shares	3,989	505,517
Belimo Holding AG, Registered Shares	199	196,174
BKW AG	1,008	214,260
Bucher Industries AG, Registered Shares	194	90,235
Cembra Money Bank AG	1,692	212,181
DKSH Holding AG	2,440	176,783
EFG International AG*	13,927	335,057
Flughafen Zurich AG, Registered Shares	864	274,604
Galenica AG(a)	1,333	164,385
Georg Fischer AG, Registered Shares	2,420	163,726
Helvetia Baloise Holding AG, Registered Shares	3,818	1,008,174
Huber & Suhner AG, Registered Shares	396	72,377
Julius Baer Group Ltd.	8,695	684,844
Logitech International SA, Registered Shares	3,630	373,607
PSP Swiss Property AG, Registered Shares	1,748	316,615
SFS Group AG	1,234	169,154
Sonova Holding AG, Registered Shares	1,158	302,710
Straumann Holding AG, Registered Shares	1,725	203,494
Sulzer AG, Registered Shares	1,339	249,124
Sunrise Communications AG, Class A	4,147	222,046
Swiss Prime Site AG, Registered Shares	2,546	395,919
Swissquote Group Holding SA, Registered Shares	256	157,364
Temenos AG, Registered Shares	1,263	126,898
VAT Group AG(a)	496	241,599
Vontobel Holding AG, Registered Shares	2,454	199,170
Total Switzerland		7,607,098
United Kingdom — 7.7%
Admiral Group PLC	29,706	1,269,004
Allfunds Group PLC	10,522	99,417
Auto Trader Group PLC(a)	15,345	121,032
B&M European Value Retail SA	126,889	288,094
Babcock International Group PLC	4,724	78,980
Balfour Beatty PLC	14,624	139,854
Beazley PLC	15,278	170,973
Bridgepoint Group PLC(a)	17,487	66,752
Bunzl PLC	9,450	263,874
Centrica PLC	137,976	314,659
Computacenter PLC	2,380	93,796
Convatec Group PLC(a)	44,730	146,319
Cranswick PLC	1,069	71,246
Diploma PLC	2,671	190,230
Drax Group PLC	16,219	182,595
easyJet PLC	20,117	138,160
Entain PLC	14,903	153,667
Games Workshop Group PLC	1,477	375,872
Halma PLC	2,824	134,388
Hiscox Ltd.	9,946	190,367
Howden Joinery Group PLC	11,624	130,160
IMI PLC	5,640	188,742
Inchcape PLC	9,062	93,732
Informa PLC	28,300	336,494
InterContinental Hotels Group PLC	3,112	437,834
Intertek Group PLC	4,807	299,101
Investec PLC	36,336	269,539
ITV PLC	237,238	262,776
J Sainsbury PLC	95,517	417,544
JD Sports Fashion PLC	51,833	58,884
JET2 PLC	2,575	48,628
Johnson Matthey PLC	8,524	244,438
Kingfisher PLC	63,469	266,949
LondonMetric Property PLC	160,995	410,788
Marks & Spencer Group PLC	17,601	78,125
Melrose Industries PLC	11,811	93,475
Pearson PLC	14,015	197,934
QinetiQ Group PLC	9,178	54,515
Renishaw PLC	1,478	69,778
Rentokil Initial PLC	52,454	315,726
Rightmove PLC	9,614	67,191
Rotork PLC	17,380	76,069
RS Group PLC	19,425	163,036
Sage Group PLC	15,861	231,045
Schroders PLC	56,267	308,025
Serco Group PLC	17,517	65,783
Severn Trent PLC	11,044	414,298
Smith & Nephew PLC	17,765	295,937
Smiths Group PLC	11,259	356,185
Softcat PLC	4,157	79,230
Spirax Group PLC	1,382	126,774
St. James's Place PLC	8,922	166,147
Subsea 7 SA	20,364	410,234
United Utilities Group PLC	27,097	435,175
Weir Group PLC	6,815	260,879
Whitbread PLC	4,831	165,697
Total United Kingdom		12,386,146
United States — 1.4%
Acerinox SA	10,904	162,126
Aegon Ltd.	83,525	651,357
Buzzi SpA	3,985	243,370
QIAGEN NV	1,368	62,426
Signify NV(a)	8,102	199,443
Tenaris SA	50,597	981,085
Total United States		2,299,807
TOTAL COMMON STOCKS
(Cost: $121,325,879)		160,654,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International MidCap Dividend Fund (DIM)
December 31, 2025

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $40,802)	40,802	$40,802
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $573,132)	573,132	573,132
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $121,939,813)		161,268,405
Other Assets less Liabilities — 0.1%		173,667
NET ASSETS — 100.0%		$161,442,072

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,124,119 and the total market value of the collateral held by the Fund was $2,244,611. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,671,479.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
GBP	British pound
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	1/2/2026	8,080	USD	6,000	GBP	$10	$–
HSBC Holdings PLC	1/2/2026	19,575	USD	180,000	SEK	50	–
Royal Bank of Canada	1/2/2026	14,731	USD	22,000	AUD	61	–
Standard Chartered Bank	1/2/2026	19,462	USD	25,000	SGD	21	–
						$142	$–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International MidCap Dividend Fund (DIM)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$160,654,471	$–	$–	$160,654,471
Mutual Fund	–	40,802	–	40,802
Investment of Cash Collateral for Securities Loaned	–	573,132	–	573,132
Total Investments in Securities	$160,654,471	$613,934	$–	$161,268,405
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$142	$–	$142
Total - Net	$160,654,471	$614,076	$–	$161,268,547

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Multifactor Fund (DWMF)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 98.7%
Australia — 6.1%
ASX Ltd.	6,679	$229,108
Brambles Ltd.	8,893	136,160
Coles Group Ltd.	11,850	169,423
Computershare Ltd.	2,327	52,977
Evolution Mining Ltd.	4,688	39,640
Lottery Corp. Ltd.	57,448	197,675
Medibank Pvt Ltd.	43,766	139,798
Origin Energy Ltd.	34,134	261,538
QBE Insurance Group Ltd.	13,079	173,475
Rio Tinto PLC	2,422	195,267
Sigma Healthcare Ltd.	96,302	188,804
Suncorp Group Ltd.	24,012	282,619
Telstra Group Ltd.	46,108	149,738
Total Australia		2,216,222
Austria — 0.1%
OMV AG	630	35,160
Belgium — 1.2%
Ageas SA	2,265	159,076
Anheuser-Busch InBev SA	1,439	92,783
KBC Group NV	1,309	171,031
Total Belgium		422,890
China — 1.1%
BOC Hong Kong Holdings Ltd.	27,000	136,743
SITC International Holdings Co. Ltd.	21,000	75,167
Wilmar International Ltd.	84,600	202,619
Total China		414,529
Denmark — 1.1%
Genmab AS*	551	175,621
Tryg AS	8,051	210,782
Total Denmark		386,403
Finland — 2.4%
Elisa OYJ	4,081	180,885
Kone OYJ, Class B	3,094	220,060
Sampo OYJ, Class A	11,548	140,101
Wartsila OYJ Abp	9,573	341,788
Total Finland		882,834
France — 7.0%
AXA SA	3,515	169,091
BioMerieux	2,790	361,422
Bouygues SA	2,551	132,874
Bureau Veritas SA	5,895	188,178
Carrefour SA	9,940	166,122
Credit Agricole SA	9,934	204,756
Danone SA	2,579	232,559
Engie SA	8,299	218,425
Ipsen SA	1,216	169,948
Klepierre SA	3,738	148,122
Orange SA	12,176	203,061
Sodexo SA	2,227	114,297
Unibail-Rodamco-Westfield*	1,837	200,126
Total France		2,508,981
Germany — 7.6%
Continental AG	1,739	138,800
Deutsche Telekom AG, Registered Shares	5,176	168,144
E.ON SE	11,288	213,772
Fresenius Medical Care AG	7,180	343,711
Fresenius SE & Co. KGaA	4,127	237,404
Hannover Rueck SE	714	223,224
HochTief AG	669	264,783
LEG Immobilien SE	9,750	712,818
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	239	157,806
Talanx AG	1,242	165,996
Vonovia SE	4,075	117,446
Total Germany		2,743,904
Hong Kong — 3.5%
CK Asset Holdings Ltd.	30,000	151,551
CLP Holdings Ltd.	16,000	143,072
Hong Kong & China Gas Co. Ltd.	169,000	152,205
MTR Corp. Ltd.	28,500	109,116
Power Assets Holdings Ltd.	17,500	123,996
Prudential PLC	9,699	149,307
Sun Hung Kai Properties Ltd.	21,000	255,502
Swire Pacific Ltd., Class A	9,000	72,500
WH Group Ltd.(a)	92,000	102,478
Total Hong Kong		1,259,727
Indonesia — 0.3%
Jardine Matheson Holdings Ltd.	1,500	102,585
Ireland — 0.5%
AerCap Holdings NV	1,298	186,601
Israel — 1.4%
Check Point Software Technologies Ltd.*	657	121,913
Teva Pharmaceutical Industries Ltd., ADR*	6,367	198,714
Wix.com Ltd.*	1,652	171,626
Total Israel		492,253
Italy — 4.5%
Banca Mediolanum SpA	7,813	178,656
Banca Monte dei Paschi di Siena SpA	12,591	135,010
Banco BPM SpA	8,195	125,313
Coca-Cola HBC AG*	4,704	243,088
Enel SpA	13,652	142,330
Poste Italiane SpA(a)	8,097	204,265
Ryanair Holdings PLC	2,083	72,290
Snam SpA	34,617	229,950
Terna - Rete Elettrica Nazionale	26,604	282,893
Total Italy		1,613,795
Ivory Coast — 0.3%
Endeavour Mining PLC	1,932	100,619
Japan — 22.7%
AGC, Inc.	7,000	231,912
Aisin Corp.	3,700	69,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Multifactor Fund (DWMF)
December 31, 2025

Investments	Shares	Value
ANA Holdings, Inc.	10,600	$201,457
Asahi Group Holdings Ltd.	16,000	167,355
Asahi Kasei Corp.	14,000	124,061
Astellas Pharma, Inc.	20,400	272,399
Central Japan Railway Co.	6,600	182,616
Dai Nippon Printing Co. Ltd.	8,900	152,966
Daito Trust Construction Co. Ltd.	10,600	201,931
Daiwa House Industry Co. Ltd.	4,000	132,649
East Japan Railway Co.	6,900	181,893
Fujitsu Ltd.	3,800	104,949
Hulic Co. Ltd.	20,500	224,232
Inpex Corp.	6,500	129,672
Japan Airlines Co. Ltd.	13,400	248,346
Kajima Corp.	6,500	241,969
Kansai Electric Power Co., Inc.	6,000	93,974
Kao Corp.	4,500	179,747
KDDI Corp.	10,000	172,797
Kirin Holdings Co. Ltd.	19,700	295,101
Konami Group Corp.	1,200	163,297
Marubeni Corp.	4,600	127,748
MatsukiyoCocokara & Co.	3,700	64,017
Mitsui Fudosan Co. Ltd.	7,300	82,922
NEC Corp.	4,900	165,996
Nexon Co. Ltd.	3,200	78,130
NTT, Inc.	302,400	304,242
Obayashi Corp.	11,100	231,496
Osaka Gas Co. Ltd.	3,600	124,712
Otsuka Corp.	10,900	224,752
Otsuka Holdings Co. Ltd.	2,100	118,877
Pan Pacific International Holdings Corp.	43,600	259,328
Ryohin Keikaku Co. Ltd.	4,700	83,418
SBI Holdings, Inc.	7,500	161,488
Secom Co. Ltd.	6,400	227,549
Seibu Holdings, Inc.	6,300	172,989
SG Holdings Co. Ltd.	6,800	62,189
Shionogi & Co. Ltd.	6,200	112,375
Sumitomo Corp.	4,200	145,015
Sumitomo Realty & Development Co. Ltd.	5,000	125,427
Suntory Beverage & Food Ltd.	6,700	202,054
Suzuki Motor Corp.	7,200	107,234
Taisei Corp.	2,300	217,682
TIS, Inc.	3,900	130,800
Toho Co. Ltd.	1,800	91,639
Tokyo Gas Co. Ltd.	2,000	79,173
Tokyu Corp.	13,600	158,780
Toyota Tsusho Corp.	3,800	127,859
Trend Micro, Inc.	900	37,333
Tsuruha Holdings, Inc.	7,500	137,708
West Japan Railway Co.	11,200	223,364
Yokogawa Electric Corp.	1,100	35,201
Total Japan		8,193,889
Luxembourg — 0.3%
Eurofins Scientific SE	1,721	126,125
Mexico — 0.3%
Fresnillo PLC	2,261	101,392
Netherlands — 2.6%
Euronext NV(a)	2,447	367,857
JDE Peet's NV	4,270	159,775
Koninklijke Ahold Delhaize NV	4,367	178,842
Koninklijke KPN NV	47,091	219,897
Magnum Ice Cream Co. NV*	554	8,774
Total Netherlands		935,145
New Zealand — 0.5%
Contact Energy Ltd.	35,820	190,534
Norway — 2.7%
DNB Bank ASA	7,227	201,688
Equinor ASA	4,839	113,697
Gjensidige Forsikring ASA	10,524	315,088
Orkla ASA	13,037	145,403
Telenor ASA	12,600	183,251
Total Norway		959,127
Portugal — 0.4%
Jeronimo Martins SGPS SA	6,471	153,973
Russia — 0.0%
Evraz PLC*^	17,300	0
Singapore — 2.8%
Oversea-Chinese Banking Corp. Ltd.	15,200	233,555
Singapore Airlines Ltd.(b)	40,800	203,048
Singapore Exchange Ltd.	10,800	142,432
Singapore Technologies Engineering Ltd.	16,800	109,997
Singapore Telecommunications Ltd.	32,100	113,573
United Overseas Bank Ltd.	7,900	215,377
Total Singapore		1,017,982
Spain — 5.3%
Aena SME SA(a)	10,443	292,147
Banco Bilbao Vizcaya Argentaria SA	6,316	148,727
Banco Santander SA	11,648	137,758
CaixaBank SA	21,570	264,602
Endesa SA	4,100	147,491
Iberdrola SA	14,614	316,923
Mapfre SA	40,459	203,468
Naturgy Energy Group SA	4,955	150,839
Repsol SA	13,803	258,159
Total Spain		1,920,114
Sweden — 3.3%
Essity AB, Class B	5,518	158,738
Evolution AB(a)	947	64,696
H & M Hennes & Mauritz AB, Class B(b)	7,837	158,036
Securitas AB, Class B	15,980	255,159
Tele2 AB, Class B	8,536	143,103
Telefonaktiebolaget LM Ericsson, Class B	10,819	106,326
Telia Co. AB	72,120	308,075
Total Sweden		1,194,133
Switzerland — 3.2%
Banque Cantonale Vaudoise, Registered Shares	1,745	221,140
Chocoladefabriken Lindt & Spruengli AG	18	263,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Multifactor Fund (DWMF)
December 31, 2025

Investments	Shares	Value
Schindler Holding AG, Participation Certificate	500	$188,829
Swisscom AG, Registered Shares	410	297,829
Zurich Insurance Group AG	256	194,460
Total Switzerland		1,165,584
United Kingdom — 13.0%
Admiral Group PLC	7,816	333,890
Associated British Foods PLC	5,508	157,579
AstraZeneca PLC	733	135,959
Auto Trader Group PLC(a)	21,948	173,112
British American Tobacco PLC	3,380	191,580
BT Group PLC	67,448	166,972
Bunzl PLC	3,438	96,000
Centrica PLC	52,501	119,730
CK Hutchison Holdings Ltd.	4,500	30,613
Compass Group PLC	5,250	166,934
Imperial Brands PLC	4,681	196,378
J Sainsbury PLC	26,124	114,199
Kingfisher PLC	29,341	123,407
NatWest Group PLC	23,623	207,104
Next PLC	1,470	270,484
Pearson PLC	16,538	233,566
Reckitt Benckiser Group PLC	4,694	378,946
Sage Group PLC	20,315	295,926
Smith & Nephew PLC	14,386	239,648
Smiths Group PLC	7,407	234,325
Tesco PLC	27,321	162,353
Unilever PLC	3,198	209,030
United Utilities Group PLC	13,819	221,932
Vodafone Group PLC	166,267	221,133
Total United Kingdom		4,680,800
United States — 4.5%
GSK PLC	10,523	258,239
Haleon PLC	50,298	253,565
Holcim AG, Registered Shares*	1,608	157,827
Novartis AG, Registered Shares	1,494	206,680
QIAGEN NV	3,746	170,942
Roche Holding AG	305	126,350
Sanofi SA	2,748	266,970
Shell PLC	5,445	200,671
Total United States		1,641,244
TOTAL COMMON STOCKS
(Cost: $31,878,699)		35,646,545
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA, 3.01%
(Cost: $181,071)	2,150	175,695
MUTUAL FUND — 0.4%
United States — 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $126,715)	126,715	126,715
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.9%
United States — 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $342,941)	342,941	$342,941
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $32,529,426)		36,291,896
Other Liabilities less Assets — (0.5)%		(189,618)
NET ASSETS — 100.0%		$36,102,278

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $325,724 and the total market value of the collateral held by the Fund was $342,941.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Multifactor Fund (DWMF)
December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	1/6/2026	1,973,763	DKK	310,220	USD	$158		$–
Bank of America NA	1/7/2026	1,253,148	CHF	1,581,574	USD	356		–
Bank of America NA	1/7/2026	1,314,489,843	JPY	8,378,715	USD	8,231		–
Bank of America NA	2/4/2026	1,253,640	USD	990,321	CHF	–		(308)
Bank of America NA	2/4/2026	164,143	USD	1,042,571	DKK	–		(86)
Bank of America NA	2/4/2026	6,243,779	USD	977,141,048	JPY	–		(6,268)
Citibank NA	1/6/2026	53,300	AUD	35,544	USD	–		(0)^
Citibank NA	1/6/2026	22,200	CHF	4,392,222	JPY	0	^	–
Citibank NA	1/6/2026	33,600	DKK	828,197	JPY	–		(0)^
Citibank NA	1/6/2026	52,500	EUR	61,661	USD	–		(3)
Citibank NA	1/6/2026	35,000	GBP	47,077	USD	–		(0)^
Citibank NA	1/6/2026	2,000	NZD	1,150	USD	0	^	–
Citibank NA	1/6/2026	764,419	SGD	594,476	USD	–		(18)
Citibank NA	1/6/2026	8,967,063	USD	7,732,537	EUR	–		(114,848)
Citibank NA	1/6/2026	6,116	USD	47,600	HKD	0	^	–
Citibank NA	1/6/2026	776,628	USD	7,885,541	NOK	–		(5,147)
Citibank NA	1/7/2026	7,582,478	JPY	48,529	USD	–		(150)
Citibank NA	1/7/2026	213,000	SEK	23,107	USD	–		(2)
Citibank NA	1/7/2026	73,377	USD	11,500,000	JPY	10		–
Citibank NA	2/4/2026	618,268	USD	793,482	SGD	14		–
Deutsche Bank AG	1/7/2026	7,533,912	USD	1,171,517,138	JPY	59,186		–
Goldman Sachs	1/6/2026	573,012	AUD	380,317	USD	1,799		–
Goldman Sachs	1/6/2026	14,542	AUD	9,766	USD	–		(69)
Goldman Sachs	1/6/2026	1,885,387	DKK	294,344	USD	2,137		–
Goldman Sachs	1/6/2026	11,430	DKK	1,803	USD	–		(6)
Goldman Sachs	1/6/2026	46,469	EUR	54,751	USD	–		(173)
Goldman Sachs	1/6/2026	17,090	GBP	23,084	USD	–		(97)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Multifactor Fund (DWMF)
December 31, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/6/2026	44,921	NOK	4,492	USD	$–	$(39)
Goldman Sachs	1/6/2026	149,589	SGD	115,670	USD	659	–
Goldman Sachs	1/6/2026	4,415	SGD	3,442	USD	–	(8)
Goldman Sachs	1/6/2026	2,072,999	USD	3,171,324	AUD	–	(41,815)
Goldman Sachs	1/6/2026	606,367	USD	3,904,163	DKK	–	(7,571)
Goldman Sachs	1/6/2026	535,978	USD	459,739	EUR	–	(3,988)
Goldman Sachs	1/6/2026	189,351	USD	142,152	GBP	–	(1,850)
Goldman Sachs	1/7/2026	617,968	CHF	772,323	USD	7,778	–
Goldman Sachs	1/7/2026	7,243	CHF	9,191	USD	–	(47)
Goldman Sachs	1/7/2026	464,479	NZD	267,817	USD	–	(708)
Goldman Sachs	1/7/2026	1,924	NZD	1,123	USD	–	(16)
Goldman Sachs	1/7/2026	60,373	SEK	6,597	USD	–	(47)
Goldman Sachs	1/7/2026	893,332	USD	139,399,545	JPY	3,910	–
Goldman Sachs	1/7/2026	199,309	USD	1,853,765	SEK	–	(1,797)
Goldman Sachs	2/4/2026	116,034	USD	201,019	NZD	306	–
HSBC Holdings PLC	1/6/2026	2,519,491	AUD	1,682,916	USD	–	(2,780)
HSBC Holdings PLC	1/6/2026	8,048,108	EUR	9,448,290	USD	4,261	–
HSBC Holdings PLC	1/6/2026	7,781,776	NOK	772,136	USD	–	(648)
HSBC Holdings PLC	1/6/2026	3,816,327	USD	2,886,235	GBP	–	(65,800)
HSBC Holdings PLC	1/7/2026	10,496,141	SEK	1,139,382	USD	–	(705)
HSBC Holdings PLC	1/7/2026	268,940	USD	469,533	NZD	–	(1,076)
HSBC Holdings PLC	2/4/2026	847,820	USD	1,269,082	AUD	1,382	–
HSBC Holdings PLC	2/4/2026	4,900,188	USD	4,168,300	EUR	–	(2,228)
HSBC Holdings PLC	2/4/2026	724,506	USD	7,301,081	NOK	596	–
HSBC Holdings PLC	2/4/2026	702,530	USD	6,462,244	SEK	426	–
Morgan Stanley & Co. International	1/6/2026	713,588	USD	923,080	SGD	–	(4,254)
Morgan Stanley & Co. International	1/7/2026	2,363,088	USD	1,893,302	CHF	–	(26,951)
Morgan Stanley & Co. International	1/7/2026	946,670	USD	8,949,730	SEK	–	(24,244)
UBS AG	1/6/2026	2,961,238	GBP	3,982,594	USD	416	–
UBS AG	2/4/2026	1,547,088	USD	1,150,375	GBP	–	(163)
						$91,625	$(313,910)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Multifactor Fund (DWMF)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	35,646,545	–	–		35,646,545
Preferred Stocks	175,695	–	–		175,695
Mutual Fund	–	126,715	–		126,715
Investment of Cash Collateral for Securities Loaned	–	342,941	–		342,941
Total Investments in Securities	$35,822,240	$469,656	$0		$36,291,896
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$91,625	$–		$91,625
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(313,910)	$–		$(313,910)
Total - Net	$35,822,240	$247,371	$0		$36,069,611

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International Quality Dividend Growth Fund (IQDG)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.5%
Australia — 2.6%
Aristocrat Leisure Ltd.	24,105	$935,210
Brambles Ltd.	154,577	2,366,709
Cochlear Ltd.	2,680	465,841
Codan Ltd.	11,062	209,719
CSL Ltd.	37,547	4,322,847
Eagers Automotive Ltd.	13,802	226,783
JB Hi-Fi Ltd.	3,789	243,119
Netwealth Group Ltd.	30,282	518,368
Northern Star Resources Ltd.	113,761	2,027,778
Pro Medicus Ltd.	1,451	213,714
Ramelius Resources Ltd.	139,790	387,791
REA Group Ltd.	5,853	715,784
Sigma Healthcare Ltd.	151,015	296,071
Technology One Ltd.	20,539	382,952
Wesfarmers Ltd.	102,164	5,524,503
Whitehaven Coal Ltd.	46,805	241,892
WiseTech Global Ltd.	4,002	182,701
Total Australia		19,261,782
Austria — 1.8%
ANDRITZ AG	15,199	1,191,519
BAWAG Group AG*(a)	14,650	2,219,535
Erste Group Bank AG	56,922	6,879,079
Raiffeisen Bank International AG	51,922	2,335,527
Wienerberger AG	21,293	765,732
Total Austria		13,391,392
Belgium — 0.3%
Solvay SA	22,561	719,652
Syensqo SA	8,164	657,368
UCB SA	3,388	949,399
Total Belgium		2,326,419
Chile — 0.3%
Antofagasta PLC	45,914	2,024,999
China — 0.3%
Prosus NV*	37,785	2,345,304
Denmark — 3.0%
Novo Nordisk AS, Class B	406,586	20,794,090
Pandora AS	8,919	992,371
Royal Unibrew AS	3,714	335,508
Total Denmark		22,121,969
Finland — 0.7%
Kone OYJ, Class B	54,014	3,841,731
Konecranes OYJ	5,429	598,715
Valmet OYJ	31,420	1,045,412
Total Finland		5,485,858
France — 13.8%
Accor SA	26,366	1,493,159
Air Liquide SA	41,315	7,776,204
Airbus SE	30,104	7,014,563
BioMerieux	6,785	878,942
Bureau Veritas SA	52,407	1,672,914
Cie Generale des Etablissements Michelin SCA	119,809	3,983,493
Dassault Aviation SA	4,721	1,518,106
Edenred SE	59,532	1,322,138
Eiffage SA	15,061	2,165,060
Hermes International SCA	3,094	7,710,817
Kering SA	8,877	3,138,105
Legrand SA	12,932	1,932,672
L'Oreal SA	37,776	16,264,592
LVMH Moet Hennessy Louis Vuitton SE	45,102	34,165,694
Nexans SA	3,071	453,728
Rexel SA	45,137	1,780,645
Safran SA	14,838	5,182,640
Technip Energies NV	10,142	386,878
Thales SA	10,364	2,797,127
Vallourec SACA	76,088	1,402,083
Total France		103,039,560
Georgia — 0.3%
Lion Finance Group PLC	7,952	994,713
TBC Bank Group PLC	19,177	1,047,237
Total Georgia		2,041,950
Germany — 9.7%
adidas AG	6,602	1,310,767
Continental AG	23,549	1,879,579
CTS Eventim AG & Co. KGaA	5,167	476,368
Daimler Truck Holding AG	164,427	7,206,917
Deutsche Lufthansa AG, Registered Shares	190,114	1,876,887
Deutsche Post AG, Registered Shares	216,393	11,876,097
Deutsche Telekom AG, Registered Shares	571,621	18,569,281
Fielmann Group AG	6,721	343,761
GEA Group AG	6,319	428,954
Heidelberg Materials AG	10,431	2,731,905
HochTief AG	6,626	2,622,503
Hugo Boss AG	6,985	296,558
Infineon Technologies AG	48,646	2,155,602
Knorr-Bremse AG	19,538	2,183,351
Krones AG	1,642	261,883
Nemetschek SE	3,442	375,140
Rheinmetall AG	853	1,563,820
SAP SE	47,430	11,605,968
Schott Pharma AG & Co. KGaA	1,068	18,940
Sixt SE	3,542	294,521
Traton SE(b)	120,451	4,314,644
Total Germany		72,393,446
Hong Kong — 1.3%
Bank of East Asia Ltd.	777,600	1,330,717
Hang Seng Bank Ltd.	338,900	6,683,516
Techtronic Industries Co. Ltd.	173,500	2,003,938
Total Hong Kong		10,018,171
Ireland — 0.4%
Bank of Ireland Group PLC	153,141	2,945,151
Israel — 1.4%
Bank Leumi Le-Israel BM	182,141	4,011,891
Elbit Systems Ltd.	529	304,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Quality Dividend Growth Fund (IQDG)
December 31, 2025

Investments	Shares	Value
Israel Discount Bank Ltd., Class A	178,613	$1,895,357
Mizrahi Tefahot Bank Ltd.	43,677	3,047,838
Newmed Energy LP	214,621	1,214,150
Strauss Group Ltd.	4,899	170,622
Total Israel		10,644,600
Italy — 1.7%
Brembo NV	33,659	372,183
Brunello Cucinelli SpA(b)	2,486	287,355
DiaSorin SpA	1,617	130,315
Ferrari NV	6,466	2,420,207
Leonardo SpA	18,751	1,082,607
Maire SpA	39,101	599,284
Moncler SpA	22,427	1,446,560
PRADA SpA	292,900	1,693,390
Prysmian SpA	12,030	1,220,432
Recordati Industria Chimica & Farmaceutica SpA	15,544	886,130
Reply SpA	658	88,639
Ryanair Holdings PLC	61,533	2,135,504
Technogym SpA(a)	29,873	566,262
Total Italy		12,928,868
Japan — 18.5%
Advantest Corp.	11,300	1,415,519
Ajinomoto Co., Inc.	40,600	859,167
Amada Co. Ltd.	49,500	584,861
Asics Corp.	25,500	610,881
Bandai Namco Holdings, Inc.	42,500	1,131,200
BayCurrent, Inc.	8,200	340,043
BIPROGY, Inc.	7,400	255,597
Bridgestone Corp.	179,600	4,026,377
Capcom Co. Ltd.	27,600	642,876
Chugai Pharmaceutical Co. Ltd.	90,300	4,748,751
CyberAgent, Inc.	54,200	462,660
Daiichi Sankyo Co. Ltd.	114,800	2,452,074
Daiwa House Industry Co. Ltd.	79,100	2,623,125
Disco Corp.	3,900	1,198,526
Ebara Corp.	27,600	648,687
Food & Life Cos. Ltd.	10,600	535,123
Fujikura Ltd.	13,300	1,479,805
GMO Payment Gateway, Inc.	12,900	802,665
Hachijuni Bank Ltd.	110,300	1,194,515
Hitachi Ltd.	181,200	5,666,799
Hokuhoku Financial Group, Inc.	25,400	743,794
Horiba Ltd.	3,500	356,375
Hoya Corp.	11,200	1,692,379
Internet Initiative Japan, Inc.	9,700	171,140
Isuzu Motors Ltd.	148,000	2,303,397
Kakaku.com, Inc.	25,600	377,602
Keyence Corp.	5,300	1,916,514
Kobe Bussan Co. Ltd.	11,800	285,317
Koei Tecmo Holdings Co. Ltd.	42,900	521,522
Koito Manufacturing Co. Ltd.	38,700	570,334
Kokusai Electric Corp.	10,900	382,121
Konami Group Corp.	5,000	680,404
Kuraray Co. Ltd.	52,500	531,548
Lasertec Corp.	6,500	1,229,337
M3, Inc.	31,000	418,093
Mazda Motor Corp.	152,100	1,182,876
MISUMI Group, Inc.	27,700	432,434
Mitsubishi Heavy Industries Ltd.	81,100	1,986,819
Mitsui Kinzoku Co. Ltd.	4,100	461,281
MonotaRO Co. Ltd.	26,200	417,960
Murata Manufacturing Co. Ltd.	155,000	3,209,863
Nintendo Co. Ltd.	53,500	3,616,272
Nippon Steel Corp.	1,000,300	4,095,777
Nitto Denko Corp.	42,200	1,000,179
Nomura Research Institute Ltd.	33,300	1,279,143
Obic Co. Ltd.	29,400	923,199
Olympus Corp.	41,400	524,153
Oracle Corp.	11,200	942,473
Organo Corp.	3,500	289,276
Pan Pacific International Holdings Corp.	129,800	772,034
Panasonic Holdings Corp.	251,000	3,240,285
Persol Holdings Co. Ltd.	392,500	727,682
Recruit Holdings Co. Ltd.	21,500	1,213,503
Ryohin Keikaku Co. Ltd.	15,900	282,202
Sanrio Co. Ltd.	7,300	228,997
Sanwa Holdings Corp.	27,800	723,444
SCREEN Holdings Co. Ltd.	10,500	1,020,894
Sega Sammy Holdings, Inc.	14,600	228,019
Seibu Holdings, Inc.	12,300	337,741
Shin-Etsu Chemical Co. Ltd.	160,200	4,980,412
Socionext, Inc.(b)	14,300	199,750
Sompo Holdings, Inc.	124,600	4,241,702
Subaru Corp.	121,000	2,620,785
Sumitomo Forestry Co. Ltd.	86,400	884,422
TIS, Inc.	11,800	395,755
Toei Animation Co. Ltd.	14,600	253,820
Tokyo Electron Ltd.	35,700	7,816,670
TOTO Ltd.	22,700	627,655
Toyo Tire Corp.	17,800	492,284
Toyota Motor Corp.	1,857,300	39,765,854
Trend Micro, Inc.	15,200	630,517
Yamato Holdings Co. Ltd.	35,000	493,253
Zensho Holdings Co. Ltd.	5,700	326,374
ZOZO, Inc.	113,000	930,703
Total Japan		137,655,590
Luxembourg — 0.1%
Eurofins Scientific SE	5,723	419,414
Macau — 0.3%
Sands China Ltd.	768,000	1,933,937
Netherlands — 5.6%
ASM International NV	1,152	700,296
ASML Holding NV	11,266	12,191,375
Heineken Holding NV	31,145	2,282,484
ING Groep NV	613,387	17,296,629
Koninklijke KPN NV	684,873	3,198,093
Koninklijke Vopak NV	13,851	616,206
Universal Music Group NV	143,271	3,740,524
Wolters Kluwer NV	17,582	1,824,149
Total Netherlands		41,849,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International Quality Dividend Growth Fund (IQDG)
December 31, 2025

Investments	Shares	Value
Nigeria — 0.2%
Airtel Africa PLC(a)	242,478	$1,158,467
Norway — 0.5%
Frontline PLC	35,756	788,366
Kongsberg Gruppen ASA	55,713	1,428,333
Mowi ASA	61,065	1,472,314
Total Norway		3,689,013
Portugal — 0.6%
Banco Comercial Portugues SA, Class R	2,510,089	2,641,976
Jeronimo Martins SGPS SA	72,716	1,730,231
Total Portugal		4,372,207
Singapore — 1.2%
Singapore Exchange Ltd.	94,700	1,248,920
Singapore Technologies Engineering Ltd.	204,300	1,337,641
Singapore Telecommunications Ltd.	1,739,300	6,153,822
Total Singapore		8,740,383
Spain — 7.0%
Amadeus IT Group SA	28,615	2,111,858
Banco Bilbao Vizcaya Argentaria SA	967,625	22,785,375
Industria de Diseno Textil SA	411,468	27,226,238
Laboratorios Farmaceuticos Rovi SA	4,465	332,989
Total Spain		52,456,460
Sweden — 5.2%
AAK AB	13,034	372,974
AddTech AB, Class B	9,949	353,333
Assa Abloy AB, Class B	59,398	2,312,442
Atlas Copco AB, Class B	75,603	1,221,943
Atlas Copco AB, Class A	247,984	4,466,714
Axfood AB	33,834	1,065,066
Epiroc AB, Class A	57,243	1,303,348
Epiroc AB, Class B	20,264	410,388
EQT AB	66,379	2,619,504
Evolution AB(a)	31,916	2,180,403
Indutrade AB	19,662	512,729
Lifco AB, Class B	9,769	373,008
Saab AB, Class B	7,953	463,784
Sandvik AB	118,056	3,849,485
Sectra AB, Class B	12,118	329,936
SKF AB, Class B	41,564	1,108,217
Sweco AB, Class B	14,203	232,485
Tele2 AB, Class B	95,283	1,597,387
Trelleborg AB, Class B	15,133	644,631
Volvo AB, Class B	410,940	13,190,127
Total Sweden		38,607,904
Switzerland — 5.7%
ABB Ltd., Registered Shares	100,691	7,526,565
Accelleron Industries AG	5,807	451,147
Belimo Holding AG, Registered Shares	605	596,409
Bucher Industries AG, Registered Shares	601	279,544
Geberit AG, Registered Shares	2,975	2,326,677
Georg Fischer AG, Registered Shares	4,677	316,424
Huber & Suhner AG, Registered Shares	2,027	370,476
Logitech International SA, Registered Shares	10,416	1,072,036
Partners Group Holding AG	4,290	5,319,654
Schindler Holding AG, Participation Certificate	1,959	739,833
SFS Group AG	6,699	918,285
SGS SA, Registered Shares	25,244	2,895,134
Sika AG, Registered Shares	11,265	2,312,009
Sonova Holding AG, Registered Shares	3,614	944,726
Straumann Holding AG, Registered Shares	4,678	551,853
Sulzer AG, Registered Shares	3,598	669,417
UBS Group AG, Registered Shares	297,583	13,882,824
VAT Group AG(a)	1,812	882,614
Total Switzerland		42,055,627
United Kingdom — 10.0%
Ashtead Group PLC	24,501	1,676,094
AstraZeneca PLC	104,944	19,465,259
BAE Systems PLC	188,120	4,336,947
Bridgepoint Group PLC(a)	157,394	600,812
Centrica PLC	434,062	989,892
Compass Group PLC	101,709	3,234,038
Hiscox Ltd.	37,822	723,915
Howden Joinery Group PLC	78,259	876,308
Imperial Brands PLC	189,919	7,967,500
Inchcape PLC	37,230	385,086
InterContinental Hotels Group PLC	6,999	984,705
International Consolidated Airlines Group SA	299,655	1,669,840
Intertek Group PLC	15,106	939,925
Lloyds Banking Group PLC	9,091,072	12,012,731
Next PLC	9,730	1,790,347
RELX PLC	140,023	5,687,804
Rightmove PLC	52,717	368,433
Rolls-Royce Holdings PLC	285,236	4,412,051
RS Group PLC	42,093	353,291
Sage Group PLC	79,485	1,157,849
Softcat PLC	25,809	491,903
Spirax Group PLC	4,828	442,884
SSE PLC	135,514	3,971,730
Weir Group PLC	7,561	289,436
Total United Kingdom		74,828,780
United States — 7.0%
BP PLC	3,423,698	19,930,629
Experian PLC	39,483	1,785,975
Ferrovial SE	37,871	2,461,391
GSK PLC	581,007	14,258,162
Holcim AG, Registered Shares*	49,093	4,818,519
Schneider Electric SE	33,378	9,208,270
Total United States		52,462,946
TOTAL COMMON STOCKS
(Cost: $664,276,399)		741,199,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree International Quality Dividend Growth Fund (IQDG)
December 31, 2025

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $140,002)	140,002	$140,002
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost: $664,416,401)		741,339,955
Other Assets less Liabilities — 0.5%		3,685,489
NET ASSETS — 100.0%		$745,025,444

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,765,398 and the total market value of the collateral held by the Fund was $5,054,720, which was entirely composed of non-cash U.S. Government securities.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$17,400,000	$17,400,000	$—	$—	$–	^	$15,395

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$741,199,953	$–	$–	$741,199,953
Mutual Fund	–	140,002	–	140,002
Total Investments in Securities	$741,199,953	$140,002	$–	$741,339,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 9.9%
Abacus Group	1,370,610	$1,105,929
Accent Group Ltd.	944,415	595,145
Acrow Ltd.	694,241	476,843
Adairs Ltd.	306,043	360,210
Amotiv Ltd.	161,590	966,574
AMP Ltd.	1,070,108	1,298,754
Ansell Ltd.	68,699	1,603,875
ARB Corp. Ltd.	34,999	734,014
Aspen Group Ltd.	156,520	604,333
AUB Group Ltd.	65,326	1,341,729
Aussie Broadband Ltd.	157,798	530,347
Austin Engineering Ltd.	2,299,115	367,959
Australian Clinical Labs Ltd.	385,265	706,513
Australian Ethical Investment Ltd.	135,980	457,925
Autosports Group Ltd.	233,015	606,005
Beach Energy Ltd.	3,687,485	2,889,324
Beacon Lighting Group Ltd.	187,925	339,611
Bega Cheese Ltd.	202,179	817,028
Bisalloy Steel Group Ltd.	150,706	497,466
Bravura Solutions Ltd.	289,620	496,352
Breville Group Ltd.	53,029	1,042,129
Cash Converters International Ltd.	2,057,261	452,722
Cedar Woods Properties Ltd.	173,353	989,540
Centuria Capital Group	891,718	1,201,177
Civmec Australia Ltd.	627,363	610,801
Cobram Estate Olives Ltd.	217,983	587,262
Collins Foods Ltd.	104,658	723,734
Corporate Travel Management Ltd.*	81,192	776,426
Cromwell Property Group	3,632,605	1,114,305
Dalrymple Bay Infrastructure Ltd.	553,337	1,848,653
Data#3 Ltd.	131,889	792,431
Dicker Data Ltd.	184,867	1,268,536
Duratec Ltd.	311,481	399,844
Elders Ltd.	175,499	801,666
EQT Holdings Ltd.	48,428	770,217
EVT Ltd.	124,612	1,043,705
Fiducian Group Ltd.(a)	72,853	582,013
Fleetwood Ltd.	314,195	557,326
G8 Education Ltd.	1,501,227	690,754
GR Engineering Services Ltd.	386,816	1,147,869
GrainCorp Ltd., Class A	240,319	1,150,643
GWA Group Ltd.	549,173	930,188
Hansen Technologies Ltd.	161,230	567,686
Helia Group Ltd.	367,829	1,349,077
Iluka Resources Ltd.	121,136	467,713
Imdex Ltd.	232,040	532,291
Ingenia Communities Group	225,790	778,437
Inghams Group Ltd.	669,255	1,111,269
Integral Diagnostics Ltd.	361,032	611,516
IPD Group Ltd.	132,319	388,242
IRESS Ltd.	138,699	785,252
IVE Group Ltd.	488,705	980,937
Jumbo Interactive Ltd.	124,806	957,941
Jupiter Mines Ltd.	3,892,879	713,891
Kelsian Group Ltd.	255,227	723,342
Kogan.com Ltd.	145,204	355,363
Lovisa Holdings Ltd.	73,575	1,438,051
Lycopodium Ltd.	82,221	756,641
Maas Group Holdings Ltd.	176,178	639,114
Macmahon Holdings Ltd.	2,613,020	1,158,757
Mader Group Ltd.	93,158	473,373
Magellan Financial Group Ltd.	199,711	1,329,109
McMillan Shakespeare Ltd.	130,925	1,488,590
Metcash Ltd.	997,043	2,194,097
Monadelphous Group Ltd.	85,010	1,502,823
MotorCycle Holdings Ltd.	239,374	494,842
MyState Ltd.	252,009	769,679
nib holdings Ltd.	414,342	1,895,445
Nick Scali Ltd.	68,865	1,082,396
Nine Entertainment Co. Holdings Ltd.	1,994,934	1,476,657
NRW Holdings Ltd.	366,617	1,259,064
Objective Corp. Ltd.	41,744	459,589
oOh!media Ltd.	620,376	537,807
Orora Ltd.	1,331,876	1,962,836
Perenti Ltd.	769,328	1,431,343
Perpetual Ltd.	123,478	1,536,488
Peter Warren Automotive Holdings Ltd.	373,971	462,605
Pinnacle Investment Management Group Ltd.	158,748	1,815,517
Praemium Ltd.	894,425	474,176
Premier Investments Ltd.	102,795	945,288
Propel Funeral Partners Ltd.	187,017	613,584
Redox Ltd.	488,661	990,625
Regal Partners Ltd.	448,360	959,754
Regis Healthcare Ltd.	221,475	1,026,449
Regis Resources Ltd.	187,606	944,543
Ricegrowers Ltd.(a)	84,125	931,800
Ridley Corp. Ltd.	370,503	654,735
Servcorp Ltd.	155,500	705,127
Service Stream Ltd.	636,216	950,344
Shape Australia Pty Ltd.	171,669	700,602
Shaver Shop Group Ltd.	432,575	426,925
SmartGroup Corp. Ltd.	212,928	1,297,798
Southern Cross Electrical Engineering Ltd.	376,417	627,534
SRG Global Ltd.	686,597	1,373,571
Super Retail Group Ltd.	184,185	1,968,865
Supply Network Ltd.	27,359	592,211
Tabcorp Holdings Ltd.	1,523,142	1,005,550
Tasmea Ltd.	243,649	684,029
Universal Store Holdings Ltd.	121,840	649,992
Ventia Services Group Pty. Ltd.	924,154	3,666,818
Vulcan Steel Ltd.	92,347	427,376
Waypoint REIT Ltd.	1,134,712	1,929,540
Westgold Resources Ltd.	203,733	874,934
Total Australia		98,187,827
Austria — 0.6%
CA Immobilien Anlagen AG	87,204	2,306,426
Kontron AG(a)	37,386	1,001,103
Palfinger AG	23,061	903,251
Porr AG	26,053	983,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
SBO AG(a)	26,659	$853,189
Total Austria		6,047,693
Belgium — 1.8%
Barco NV	85,363	1,187,015
Bekaert SA	52,412	2,332,946
Deceuninck NV	158,694	422,147
EVS Broadcast Equipment SA	13,615	589,237
Fagron	37,169	929,812
Ion Beam Applications(a)	22,451	340,669
Kinepolis Group NV(a)	12,901	454,548
Montea NV	24,583	2,113,395
Proximus SADP	501,046	4,163,310
Retail Estates NV	23,901	1,790,901
Tessenderlo Group SA(a)	42,300	1,301,596
VGP NV	18,140	2,098,496
Total Belgium		17,724,072
Brazil — 0.1%
Pluxee NV	79,128	1,246,217
China — 0.4%
Health & Happiness H&H International Holdings Ltd.	381,500	643,063
KLN Logistics Group Ltd.	1,407,500	1,282,094
Morimatsu International Holdings Co. Ltd.	576,000	682,305
VSTECS Holdings Ltd.	880,000	881,865
Total China		3,489,327
Denmark — 0.5%
Cementir Holding NV(a)	72,434	1,597,617
Chemometec AS	7,560	817,268
D/S Norden AS	26,519	1,050,819
Matas AS(a)	22,541	443,051
Per Aarsleff Holding AS	8,969	1,232,610
Total Denmark		5,141,365
Finland — 1.6%
Aktia Bank OYJ	100,705	1,466,586
F-Secure OYJ	291,375	661,826
Harvia OYJ	12,555	632,570
Kalmar OYJ, Class B	47,530	2,263,009
Marimekko OYJ	42,873	651,558
Nokian Renkaat OYJ(a)	113,544	1,262,175
Oma Saastopankki OYJ(a)	46,115	660,749
Outokumpu OYJ	551,962	2,904,169
Pihlajalinna OYJ	26,722	458,202
Puuilo OYJ	94,117	1,401,593
Raisio OYJ, Class V	228,831	708,158
Sanoma OYJ	58,477	652,444
Talenom OYJ(a)	69,277	246,121
Terveystalo OYJ(b)	130,970	1,504,338
Total Finland		15,473,498
France — 3.4%
ABC arbitrage	109,917	697,097
Bonduelle SCA	48,383	596,646
Catana Group(a)	60,809	209,967
Cie des Alpes	59,223	1,763,206
Derichebourg SA	115,807	924,185
Etablissements Maurel & Prom SA	274,046	1,778,240
Exosens SAS	7,744	440,650
GL Events SACA	28,430	996,680
Interparfums SA	69,296	2,052,523
IPSOS SA	43,729	1,759,510
Kaufman & Broad SA	36,489	1,281,350
Lectra	24,509	734,008
LISI SA	15,126	943,308
Louis Hachette Group	264,378	485,310
Mersen SA	25,269	707,801
Opmobility	194,360	3,645,411
Planisware SA	33,852	938,277
Pullup Entertainment(a)	23,908	439,713
Quadient SA	51,363	873,481
Societe BIC SA	46,839	2,833,020
Television Francaise 1 SA	278,025	2,719,967
Valeo SE	203,493	2,780,677
Vicat SACA	43,629	3,894,248
Total France		33,495,275
Germany — 2.6%
AIXTRON SE	45,054	915,671
AlzChem Group AG	4,278	778,766
Borussia Dortmund GmbH & Co. KGaA	118,928	460,928
Cancom SE(a)	35,803	1,120,602
Dermapharm Holding SE	32,231	1,489,544
Deutz AG	81,966	818,253
Eckert & Ziegler SE	27,227	487,965
Elmos Semiconductor SE	9,703	1,105,382
Friedrich Vorwerk Group SE	3,856	369,540
Indus Holding AG	34,696	1,149,114
MLP SE	125,502	1,019,980
Mutares SE & Co. KGaA(a)	32,587	1,148,155
Nagarro SE(a)	10,903	976,384
PNE AG(a)	23,440	278,044
ProCredit Holding AG(a)	90,835	900,389
ProSiebenSat.1 Media SE(a)	81,250	464,334
SAF-Holland SE	74,462	1,338,015
Salzgitter AG	14,711	693,512
Sirius Real Estate Ltd.	1,672,256	2,166,044
Softwareone Holding AG	169,811	1,939,779
Stroeer SE & Co. KGaA(a)	60,710	2,638,133
SUSS MicroTec SE(a)	10,867	499,534
TAG Immobilien AG	91,631	1,423,761
Vossloh AG(a)	8,530	765,380
Wacker Neuson SE(a)	48,507	1,398,591
Total Germany		26,345,800
Hong Kong — 3.2%
Cafe de Coral Holdings Ltd.(a)	1,124,000	710,488
Crystal International Group Ltd.(b)	2,854,000	2,456,710
Dah Sing Banking Group Ltd.	2,600,000	3,564,206
Dah Sing Financial Holdings Ltd.	597,829	2,715,903
Dream International Ltd.	1,207,000	1,273,138
Hang Lung Group Ltd.	1,546,000	3,027,050
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	7,946,000	1,184,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
Hysan Development Co. Ltd.	1,279,000	$3,105,685
Luk Fook Holdings International Ltd.	552,000	1,666,602
Man Wah Holdings Ltd.(a)	4,656,800	2,734,191
Nissin Foods Co. Ltd.(a)	660,000	623,241
Pacific Basin Shipping Ltd.	3,801,000	1,137,834
SmarTone Telecommunications Holdings Ltd.	1,688,000	1,019,284
SUNeVision Holdings Ltd.	1,129,000	667,232
Swire Pacific Ltd., Class B	1,842,500	2,745,937
Vitasoy International Holdings Ltd.	444,000	357,094
VTech Holdings Ltd.(a)	386,100	3,043,263
Total Hong Kong		32,032,076
Indonesia — 0.5%
Bumitama Agri Ltd.(a)	2,048,800	2,150,762
First Resources Ltd.	1,827,500	2,970,043
Total Indonesia		5,120,805
Ireland — 0.6%
C&C Group PLC(a)	405,542	736,390
Cairn Homes PLC	611,092	1,492,810
COSMO Pharmaceuticals NV	11,988	1,591,843
Greencore Group PLC	162,102	553,809
Origin Enterprises PLC	143,159	687,665
Uniphar PLC	126,703	523,799
Total Ireland		5,586,316
Israel — 6.3%
Ackerstein Group Ltd.(a)	174,808	487,769
Altshuler Shaham Finance Ltd.	286,588	660,921
Aryt Industries Ltd.	33,482	479,680
Ashdod Refinery Ltd.^†	1	11
Ashot -Ashkelon Industries Ltd.	19,005	485,695
Ashtrom Group Ltd.	24,504	539,338
Atreyu Capital Markets Ltd.(a)	27,604	744,860
AudioCodes Ltd.	39,074	339,113
Aura Investments Ltd.(a)	72,482	463,033
Automatic Bank Services Ltd.(a)	89,036	560,683
Ayalon Holdings Ltd.	50,972	1,389,811
Azorim-Investment Development & Construction Co. Ltd.(a)	70,901	412,223
Carasso Real Estate Ltd.(a)	48,467	571,640
Danya Cebus Ltd.(a)	24,503	1,091,722
Delta Galil Ltd.(a)	14,417	786,645
Delta Israel Brands Ltd.(a)	18,673	701,900
Elco Ltd.	8,206	472,210
Electra Consumer Products 1970 Ltd.	13,647	463,307
Energean PLC(a)	337,309	4,019,758
Energix-Renewable Energies Ltd.	277,720	1,401,192
FIBI Holdings Ltd.	47,528	3,968,247
G City Ltd.	204,185	512,529
Gav-Yam Lands Corp. Ltd.(a)	121,036	1,463,628
Hilan Ltd.	9,920	821,401
IDI Insurance Co. Ltd.	23,463	1,779,363
Inrom Construction Industries Ltd.	78,731	543,467
Israel Canada TR Ltd.	100,133	518,401
Isramco Negev 2 LP(a)	1,517,909	1,169,234
Land Development Nimrodi Group Ltd.	47,321	617,663
Lapidoth Capital Ltd.(a)	42,839	1,299,109
Libra Insurance Co. Ltd.	85,281	508,673
Magic Software Enterprises Ltd.	45,808	1,192,954
Matrix IT Ltd.	41,613	1,822,715
Max Stock Ltd.	103,252	827,416
Maytronics Ltd.^†	0	1	‡
Mediterranean Towers Ltd.	230,063	1,006,268
Mega Or Holdings Ltd.	17,111	1,449,584
Meitav Investment House Ltd.	33,426	1,212,402
Meitav Trade Investments Ltd.	69,329	461,816
Mivne Real Estate KD Ltd.	225,282	1,101,988
More Provident Funds & Pension Ltd.(a)	143,103	669,020
Neto Malinda Trading Ltd.(a)	30,778	1,454,353
One Software Technologies Ltd.	51,302	1,416,676
Orbit Technologies Ltd.†(a)	49,944	647,826
Orion Retail Properties Ltd.†	1	1	‡
Palram Industries 1990 Ltd.(a)	51,424	871,292
Partner Communications Co. Ltd.	149,974	1,811,207
Paz Retail & Energy Ltd.^	1	128
PCB Technologies Ltd.	154,065	640,507
Plus500 Ltd.	104,076	5,081,542
Prashkovsky Investments & Construction Ltd.†	9,232	453,909
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,461	1,706,138
Ratio Energies Finance LP(a)	1,008,335	1,510,399
Retailors Ltd.(a)	40,083	534,381
Shufersal Ltd.	228,538	2,851,078
Sisram Medical Ltd.(a)(b)	734,800	397,444
Tamar Petroleum Ltd.(b)	59,596	708,136
Tel Aviv Stock Exchange Ltd.	24,894	741,251
Tiv Taam Holdings 1 Ltd.	137,494	474,980
Wesure Global Tech Ltd.	149,075	623,504
YD More Investments Ltd.(a)	80,403	1,425,361
YH Dimri Construction & Development Ltd.(a)	6,699	787,586
Total Israel		63,155,089
Italy — 2.8%
Alerion Cleanpower SpA	56,839	1,230,955
Arnoldo Mondadori Editore SpA	423,484	1,051,919
Ascopiave SpA	266,609	1,033,293
Banco di Desio e della Brianza SpA	155,240	1,722,940
BasicNet SpA(a)	57,579	505,825
Carel Industries SpA(b)	33,357	961,774
Datalogic SpA	74,618	404,874
Digital Value SpA(a)	13,634	457,156
El.En. SpA(a)	43,498	711,121
Enav SpA(b)	614,352	3,401,274
Equita Group SpA	106,857	786,874
Esprinet SpA	105,401	765,012
Ferretti SpA(a)	248,478	897,070
Fiera Milano SpA	108,434	997,153
Fila SpA(a)	54,043	619,475
FNM SpA	868,074	480,189
Garofalo Health Care SpA	68,732	451,238
Gas Plus SpA	74,601	590,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
GPI SpA(a)	34,520	$647,051
Immobiliare Grande Distribuzione SIIQ SpA	135,890	553,798
IMMSI SpA	802,553	518,407
Industrie De Nora SpA	41,957	359,225
Moltiply Group SpA	7,699	313,761
Orsero SpA	31,085	676,855
OVS SpA(b)	213,445	1,217,806
RAI Way SpA(b)	385,946	2,533,804
Revo Insurance SpA	15,086	339,472
Sanlorenzo SpA(a)	24,899	886,052
Sesa SpA	6,491	684,578
Sogefi SpA	278,582	1,107,507
Tinexta SpA(a)	34,238	602,761
Wiit SpA(a)	19,865	472,442
Total Italy		27,982,187
Japan — 26.2%
ADEKA Corp.	77,501	1,916,449
Ai Holdings Corp.	33,100	597,192
Aica Kogyo Co. Ltd.	53,200	1,194,026
Aichi Financial Group, Inc.	12,100	355,099
Aichi Steel Corp.	24,400	454,703
Aisan Industry Co. Ltd.	26,300	375,007
Alfresa Holdings Corp.	86,600	1,343,102
Alinco, Inc.	3,700	26,485
Alleanza Holdings Co. Ltd.	18,600	145,007
Alps Alpine Co. Ltd.	110,200	1,401,536
Amano Corp.	50,500	1,357,019
and ST HD Co. Ltd.	18,800	344,828
Anritsu Corp.	59,200	847,711
Anycolor, Inc.	11,000	340,362
AOKI Holdings, Inc.	97,100	1,121,874
Aoyama Trading Co. Ltd.	45,900	742,623
Aozora Bank Ltd.	78,500	1,256,541
Arcs Co. Ltd.	25,900	559,326
ARE Holdings, Inc.	37,400	762,340
Ariake Japan Co. Ltd.	8,200	276,742
Artience Co. Ltd.	20,900	458,681
As One Corp.	22,000	337,414
Asahi Kogyosha Co. Ltd.	13,800	304,622
Asanuma Corp.	107,100	698,307
Autobacs Seven Co. Ltd.	3	32
Bando Chemical Industries Ltd.	36,600	478,209
Bank of Nagoya Ltd.	28,200	783,508
Bic Camera, Inc.	64,500	692,137
Bunka Shutter Co. Ltd.	37,500	489,729
C Uyemura & Co. Ltd.	6,000	561,166
Calbee, Inc.	36,500	696,258
Casio Computer Co. Ltd.	131,200	1,063,026
Central Glass Co. Ltd.	12,500	277,920
Chori Co. Ltd.	21,800	569,530
Chugin Financial Group, Inc.	143,700	2,264,894
Chugoku Electric Power Co., Inc.(a)	202,700	1,286,717
Chugoku Marine Paints Ltd.	34,800	980,204
Citizen Watch Co. Ltd.	158,900	1,293,543
CKD Corp.	17,200	335,781
Computer Engineering & Consulting Ltd.	13,800	214,996
Create Restaurants Holdings, Inc.	86,800	429,722
Create SD Holdings Co. Ltd.	22,100	470,918
Daicel Corp.	185,100	1,652,078
Dai-Dan Co. Ltd.	89,400	1,412,194
Daido Steel Co. Ltd.	102,455	1,045,499
Daiei Kankyo Co. Ltd.	16,200	401,525
Daihen Corp.	4,800	305,924
Daiichikosho Co. Ltd.	40,000	429,998
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,200	323,398
Daio Paper Corp.	36,600	217,389
Daishi Hokuetsu Financial Group, Inc.	233,640	2,426,654
Daiwabo Holdings Co. Ltd.	41,800	821,626
DCM Holdings Co. Ltd.	53,500	554,643
Dentsu Soken, Inc.	46,800	817,496
Dexerials Corp.	61,200	1,026,280
DIC Corp.	36,900	859,968
Dip Corp.	16,200	228,616
DMG Mori Co. Ltd.	66,700	1,121,702
Dowa Holdings Co. Ltd.	19,500	924,585
DTS Corp.	98,800	774,667
Eagle Industry Co. Ltd.(a)	26,900	490,136
EDION Corp.	38,200	516,417
Eiken Chemical Co. Ltd.	9,700	148,955
Elecom Co. Ltd.	31,100	341,664
EM Systems Co. Ltd.	71,000	359,654
ES-Con Japan Ltd.(a)	85,600	648,779
Exedy Corp.	66,300	2,372,918
EXEO Group, Inc.	146,600	2,430,785
Ezaki Glico Co. Ltd.	13,800	477,271
Feed One Co. Ltd.	28,000	189,173
Ferrotec Corp.	24,900	799,049
First Bank of Toyama Ltd.	27,300	316,115
FP Corp.	14,600	244,971
France Bed Holdings Co. Ltd.	29,700	250,113
Fuji Oil Co. Ltd.	12,200	284,170
Fuji Seal International, Inc.	34,200	684,022
Fujimi, Inc.	31,623	478,345
Funai Soken Holdings, Inc.	58,600	428,439
Furuno Electric Co. Ltd.	9,300	473,470
Furyu Corp.	21,300	145,130
Futaba Industrial Co. Ltd.	38,600	257,834
Future Corp.	29,500	373,208
Glory Ltd.	23,177	585,691
GMO Financial Holdings, Inc.	118,700	661,864
Goldwin, Inc.	38,800	621,191
GS Yuasa Corp.	33,000	789,499
Gunze Ltd.	13,900	379,990
H2O Retailing Corp.	32,100	420,744
Hakuhodo DY Holdings, Inc.	167,100	1,243,562
Hakuto Co. Ltd.(a)	25,600	639,408
Hanwa Co. Ltd.	22,900	1,047,517
Happinet Corp.	15,800	296,858
Hazama Ando Corp.	207,200	2,499,698
Heiwa Real Estate Co. Ltd.	34,400	490,284
Heiwado Co. Ltd.	17,800	327,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
Hirogin Holdings, Inc.	147,500	$1,488,221
Hokkaido Electric Power Co., Inc.	64,300	431,142
Hokkaido Gas Co. Ltd.	81,200	393,710
Hokuetsu Corp.	48,100	274,647
Hokuriku Electric Power Co.	46,700	290,786
House Foods Group, Inc.	20,500	376,467
HU Group Holdings, Inc.	23,600	509,204
Hyakugo Bank Ltd.	80,600	589,286
Hyakujushi Bank Ltd.	12,700	539,615
Ichigo, Inc.	147,000	410,769
Iino Kaiun Kaisha Ltd.	78,500	710,153
Inaba Denki Sangyo Co. Ltd.	82,900	1,348,391
Inabata & Co. Ltd.	36,700	876,848
INFRONEER Holdings, Inc.	152,100	2,074,642
Ishihara Sangyo Kaisha Ltd.	40,100	701,485
Ito En Ltd.	14,900	292,306
Itochu Enex Co. Ltd.	73,401	888,801
Itoham Yonekyu Holdings, Inc.	20,800	743,118
IwaiCosmo Holdings, Inc.	14,100	294,153
Iwatani Corp.	111,600	1,172,994
Izumi Co. Ltd.	21,000	401,927
JAC Recruitment Co. Ltd.	95,500	648,872
Japan Airport Terminal Co. Ltd.	29,200	817,067
Japan Elevator Service Holdings Co. Ltd.	28,600	317,210
Japan Investment Adviser Co. Ltd.	25,700	334,152
Japan Lifeline Co. Ltd.	36,200	363,975
Japan Securities Finance Co. Ltd.	36,600	472,605
Japan Transcity Corp.	36,600	265,256
Jeol Ltd.	12,200	391,580
JMDC, Inc.	9,800	249,150
Juroku Financial Group, Inc.	26,500	1,217,264
Justsystems Corp.	12,200	393,837
Kaga Electronics Co. Ltd.	30,400	751,539
Kamei Corp.	16,100	310,198
Kanamoto Co. Ltd.	12,200	304,718
Kaneka Corp.	33,500	939,312
Kanematsu Corp.	124,400	1,427,769
Kansai Paint Co. Ltd.	88,600	1,398,992
Katitas Co. Ltd.	41,800	850,694
Kato Sangyo Co. Ltd.	12,700	519,359
Keihan Holdings Co. Ltd.	18,000	388,032
Keikyu Corp.	85,500	836,481
Keio Corp.	47,100	1,218,179
KH Neochem Co. Ltd.	12,300	194,374
Ki-Star Real Estate Co. Ltd.	2,800	117,541
Kitz Corp.	58,500	649,025
Kiyo Bank Ltd.	71,200	1,480,826
Koatsu Gas Kogyo Co. Ltd.	25,600	170,999
Kojima Co. Ltd.	20,400	154,615
Kokuyo Co. Ltd.	185,200	1,034,672
Konica Minolta, Inc.	88,000	381,823
Konoike Transport Co. Ltd.	44,500	931,194
Kotobuki Spirits Co. Ltd.(a)	22,600	264,288
K's Holdings Corp.	68,200	704,212
Kumagai Gumi Co. Ltd.	81,700	805,298
Kurabo Industries Ltd.	12,295	665,167
Kureha Corp.	23,800	620,262
Kurimoto Ltd.(a)	47,000	502,249
Kusuri no Aoki Holdings Co. Ltd.(a)	16,300	486,468
KYB Corp.	40,300	1,147,976
Kyokuto Kaihatsu Kogyo Co. Ltd.	35,600	710,887
Kyorin Pharmaceutical Co. Ltd.	90	883
Kyushu Financial Group, Inc.	202,100	1,312,564
LA Holdings Co. Ltd.	7,400	395,623
LEC, Inc.	12,200	81,647
Leopalace21 Corp.	85,500	358,921
Life Corp.	53,900	878,933
Lintec Corp.	45,630	1,286,705
Lion Corp.	67,200	706,962
Mabuchi Motor Co. Ltd.	109,200	1,002,164
Macnica Holdings, Inc.	98,200	1,498,890
Marubun Corp.	5,300	44,058
Maruha Nichiro Corp.	72,600	595,640
Maruzen Showa Unyu Co. Ltd.	7,700	402,820
Matsui Securities Co. Ltd.	224,140	1,222,621
Max Co. Ltd.	24,600	1,084,475
MCJ Co. Ltd.	43,700	449,420
Megmilk Snow Brand Co. Ltd.	22,200	458,177
Meidensha Corp.	20,500	728,476
Meiko Electronics Co. Ltd.	4,400	300,641
MEITEC Group Holdings, Inc.	80,400	1,818,868
Mirait One Corp.	35,900	802,766
Mitsubishi Logistics Corp.	168,800	1,289,598
Mitsubishi Materials Corp.	65,600	1,535,947
Mitsuboshi Belting Ltd.	31,400	786,277
Mitsui DM Sugar Co. Ltd.	18,700	397,276
Mitsui E&S Co. Ltd.	12,700	450,490
Mitsui-Soko Holdings Co. Ltd.	15,100	359,233
Miura Co. Ltd.	39,900	773,588
Mizuno Corp.	18,800	371,214
Monex Group, Inc.	113,100	527,456
Morinaga & Co. Ltd.	31,900	541,351
Morinaga Milk Industry Co. Ltd.	30,600	727,005
Musashino Bank Ltd.	24,200	750,340
Nabtesco Corp.	36,400	870,377
Nagase & Co. Ltd.	47,600	1,155,191
Nagoya Railroad Co. Ltd.	49,800	534,394
Nakanishi, Inc.	27,300	345,027
Nankai Electric Railway Co. Ltd.	24,300	460,358
Nanto Bank Ltd.	13,300	505,713
Nichias Corp.	29,000	1,253,654
Nichicon Corp.	16,500	172,216
Nichirei Corp.	89,300	1,063,088
Nifco, Inc.	41,600	1,285,594
Nihon Kohden Corp.	34,900	374,728
Nihon M&A Center Holdings, Inc.	238,500	1,096,755
Nihon Nohyaku Co. Ltd.	22,500	145,555
Nikkon Holdings Co. Ltd.(a)	33,800	734,459
Nippn Corp.	36,700	557,483
Nippon Denko Co. Ltd.	17,800	40,655
Nippon Densetsu Kogyo Co. Ltd.	22,600	477,246
Nippon Electric Glass Co. Ltd.	40,200	1,578,558
Nippon Gas Co. Ltd.	96,100	1,821,207
Nippon Kayaku Co. Ltd.	115,599	1,240,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
Nippon Shinyaku Co. Ltd.	28,500	$1,027,305
Nippon Shokubai Co. Ltd.	147,600	1,888,493
Nippon Soda Co. Ltd.	37,900	875,294
Nishimatsu Construction Co. Ltd.	24,700	900,732
Nishi-Nippon Financial Holdings, Inc.	83,800	1,716,685
Nishi-Nippon Railroad Co. Ltd.	12,200	217,622
Nissei ASB Machine Co. Ltd.	7,500	300,488
Nisshin Oillio Group Ltd.	17,900	599,541
Nisshinbo Holdings, Inc.	52,100	435,759
Nissui Corp.	145,200	1,059,739
Nitto Kogyo Corp.	41,200	1,081,617
Noevir Holdings Co. Ltd.	19,800	578,545
Nohmi Bosai Ltd.	35,400	871,760
Nojima Corp.	61,900	469,942
Nomura Co. Ltd.	69,200	586,729
Nomura Micro Science Co. Ltd.	7,300	138,739
Noritake Co. Ltd.	16,600	604,715
North Pacific Bank Ltd.	146,300	791,492
NPR-RIKEN Corp.	21,500	495,853
NS United Kaiun Kaisha Ltd.	13,700	533,159
NSD Co. Ltd.	43,000	950,282
NSK Ltd.	364,300	2,267,912
NTN Corp.	179,200	420,262
Ogaki Kyoritsu Bank Ltd.	25,200	754,014
Ohsho Food Service Corp.	18,700	383,556
Okamura Corp.	61,300	896,749
Okasan Securities Group, Inc.	145,800	699,490
Okinawa Cellular Telephone Co.	61,100	1,103,928
OKUMA Corp.	26,000	602,124
Okumura Corp.	25,200	995,170
Onward Holdings Co. Ltd.	213,600	1,001,601
Open Up Group, Inc.	36,600	430,341
Osaka Soda Co. Ltd.	20,700	286,045
OSG Corp.	36,500	532,323
PAL GROUP Holdings Co. Ltd.	54,000	701,419
PALTAC Corp.	14,900	458,564
Park24 Co. Ltd.	28,700	382,679
Penta-Ocean Construction Co. Ltd.	88,100	885,525
Pigeon Corp.	56,700	582,934
Pola Orbis Holdings, Inc.	131,500	1,092,303
Prima Meat Packers Ltd.	27,800	472,659
PS Construction Co. Ltd.	37,500	684,950
Raito Kogyo Co. Ltd.	29,000	626,272
Raiznext Corp.	30,500	473,422
Relo Group, Inc.	52,900	578,966
Rengo Co. Ltd.	88,800	688,611
Resorttrust, Inc.	91,800	1,149,367
Riken Vitamin Co. Ltd.	27,700	524,329
Rorze Corp.	21,200	304,045
Round One Corp.	48,600	347,265
Ryobi Ltd.	8,500	148,585
Ryoyo Ryosan Holdings, Inc.	39,100	774,541
Saizeriya Co. Ltd.	12,000	419,535
Sakai Moving Service Co. Ltd.	20,600	376,792
Sakata INX Corp.	44,700	675,583
San ju San Financial Group, Inc.	13,000	365,339
San-A Co. Ltd.	22,500	425,325
San-Ai Obbli Co. Ltd.	56,500	761,287
Sangetsu Corp.	47,500	942,454
San-In Godo Bank Ltd.	93,000	883,454
Sanki Engineering Co. Ltd.	53,500	1,959,169
Sankyu, Inc.	38,800	2,093,163
Sanyo Denki Co. Ltd.	6,600	176,637
Scroll Corp.	80,000	683,913
Seika Corp.	23,800	360,314
Seiko Group Corp.	12,200	566,627
Seino Holdings Co. Ltd.	140,100	2,105,813
Seiren Co. Ltd.	24,700	482,197
Senko Group Holdings Co. Ltd.	86,100	1,073,057
Senshu Ikeda Holdings, Inc.	89,900	453,673
Seria Co. Ltd.	16,600	368,548
Seven Bank Ltd.	674,000	1,311,923
Shibaura Mechatronics Corp.	4,100	495,416
Shiga Bank Ltd.	11,300	517,618
Shikoku Electric Power Co., Inc.	88,200	872,462
Shin Nippon Air Technologies Co. Ltd.	24,400	489,572
Shinagawa Refra Co. Ltd.	20,500	276,612
Shin-Etsu Polymer Co. Ltd.	48,800	623,290
Ship Healthcare Holdings, Inc.	17,100	286,318
SHO-BOND Holdings Co. Ltd.	127,200	1,074,438
Sinfonia Technology Co. Ltd.	5,100	295,110
SKY Perfect JSAT Holdings, Inc.	109,300	1,390,438
Sotetsu Holdings, Inc.	36,200	650,812
Starts Corp., Inc.	36,700	1,120,352
Sumitomo Heavy Industries Ltd.	69,200	1,831,706
Sun Frontier Fudousan Co. Ltd.	35,800	548,151
Sun-Wa Technos Corp.	2,600	49,232
Suruga Bank Ltd.	83,100	906,044
Suzuken Co. Ltd.	16,500	645,389
SWCC Corp.	6,400	422,189
Systena Corp.	214,200	702,407
Tachi-S Co. Ltd.	36,700	487,710
Taiheiyo Cement Corp.	42,000	1,040,454
Taikisha Ltd.	28,200	592,804
Taiyo Yuden Co. Ltd.	48,600	1,097,604
Takara Holdings, Inc.	38,800	397,790
Takara Standard Co. Ltd.	58,400	1,086,442
Takasago International Corp.	68,900	647,922
Takeuchi Manufacturing Co. Ltd.	29,600	1,274,682
Takuma Co. Ltd.	37,800	597,343
Tamron Co. Ltd.	91,800	605,577
Tanseisha Co. Ltd.	33,800	340,059
Tayca Corp.	12,200	96,124
Teijin Ltd.	108,400	937,422
Teikoku Electric Manufacturing Co. Ltd.	12,200	238,949
TKC Corp.	23,300	640,678
Toa Corp.	107,200	1,936,159
TOA Road Corp.	55,600	607,629
Toagosei Co. Ltd.	68,700	719,455
Tocalo Co. Ltd.	52,700	747,742
Toda Corp.	134,600	1,087,139
Toenec Corp.	63,900	790,469
Toho Gas Co. Ltd.	21,100	627,703
Toho Holdings Co. Ltd.	12,200	363,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
Tokai Carbon Co. Ltd.	84,000	$519,396
TOKAI Holdings Corp.	82,800	571,034
Tokai Rika Co. Ltd.	41,822	831,130
Tokai Tokyo Financial Holdings, Inc.	157,500	690,309
Tokuyama Corp.	47,400	1,246,803
Tokyo Kiraboshi Financial Group, Inc.	18,300	1,015,726
Tokyo Seimitsu Co. Ltd.	14,100	998,951
Tokyu Construction Co. Ltd.	41,500	346,572
Tomoku Co. Ltd.	12,100	272,500
TOMONY Holdings, Inc.	120,800	604,212
Tomy Co. Ltd.	26,200	460,917
Topy Industries Ltd.	8,100	159,938
Toridoll Holdings Corp.(a)	14,800	400,156
Tosei Corp.	50,000	547,386
Totech Corp.	33,000	771,604
Totetsu Kogyo Co. Ltd.	23,100	669,811
Toyota Boshoku Corp.	111,500	1,787,614
Transcosmos, Inc.	15,200	376,254
Trial Holdings, Inc.(a)	18,000	355,992
Tsubakimoto Chain Co.	78,200	1,153,955
Tsumura & Co.	41,601	1,082,059
UACJ Corp.	59,400	804,531
UBE Corp.	85,100	1,395,847
Uchida Yoko Co. Ltd.	4,800	328,585
Ulvac, Inc.	12,200	551,061
U-Next Holdings Co. Ltd.	24,400	311,645
UT Group Co. Ltd.	597,000	757,938
Valor Holdings Co. Ltd.	36,700	789,046
Wacoal Holdings Corp.	13,500	380,510
Wakita & Co. Ltd.	39,000	479,709
Wellneo Sugar Co. Ltd.	35,200	634,182
Xebio Holdings Co. Ltd.	34,400	234,827
Yahagi Construction Co. Ltd.	22,200	330,426
YAMABIKO Corp.	26,100	494,875
Yamagata Bank Ltd.	7,000	86,370
Yamaguchi Financial Group, Inc.	110,100	1,491,227
Yamanashi Chuo Bank Ltd.	12,300	317,024
Yamazen Corp.	46,000	435,803
Yellow Hat Ltd.	24,400	255,294
Yokogawa Bridge Holdings Corp.	36,600	706,338
Yokorei Co. Ltd.(a)	9,000	72,404
Yonex Co. Ltd.	12,300	260,525
Yuasa Trading Co. Ltd.	14,600	496,462
Yurtec Corp.	46,100	809,680
Zeon Corp.	133,300	1,521,837
Total Japan		260,890,465
Jersey — 0.1%
JTC PLC(b)	46,733	807,099
Luxembourg — 0.4%
APERAM SA	88,790	3,674,808
Malaysia — 0.0%
Frencken Group Ltd.	406,900	436,642
Netherlands — 1.7%
Acomo NV	46,494	1,329,630
AMG Critical Materials NV	15,794	526,799
Brunel International NV(a)	95,549	870,808
Corbion NV	54,692	1,192,808
Eurocommercial Properties NV	70,783	2,165,566
ForFarmers NV	155,235	807,659
Havas NV†	112,683	2,249,790
Kendrion NV	38,498	632,996
Koninklijke BAM Groep NV	171,056	1,868,340
Koninklijke Heijmans NV	23,362	1,854,776
PostNL NV(a)	853,004	1,060,918
Sligro Food Group NV(a)	36,326	430,897
Wereldhave NV	103,870	2,349,531
Total Netherlands		17,340,518
Norway — 5.9%
AF Gruppen ASA	55,493	1,035,386
Austevoll Seafood ASA	260,454	2,517,561
Borregaard ASA	55,619	1,099,494
Bouvet ASA	151,958	928,002
BW Offshore Ltd.	243,203	1,089,813
Deep Value Driller AS†	296,977	600,617
DOF Group ASA	410,674	3,877,989
Elkem ASA†(b)	231,700	700,141
Elmera Group ASA(b)	290,192	1,104,743
Elopak ASA	223,483	1,229,651
Europris ASA(b)	145,317	1,380,150
Hoegh Autoliners ASA	502,945	4,888,915
Kid ASA(b)	55,050	738,959
Kitron ASA	83,409	601,162
Klaveness Combination Carriers ASA(b)	127,791	1,003,390
Leroy Seafood Group ASA	573,316	2,884,527
Moreld AS†	340,186	633,368
MORROW BANK ASA	408,352	649,762
Multiconsult ASA(b)	45,540	799,118
NORBIT ASA	47,539	882,268
Norconsult Norge AS	342,103	1,556,733
Norwegian Air Shuttle ASA	1,658,883	2,869,826
Odfjell Drilling Ltd.	480,523	4,168,374
Odfjell SE, Class A	134,537	1,693,908
Pareto Bank ASA	91,596	827,255
Pexip Holding ASA	150,498	1,162,285
Reach Subsea ASA	527,428	357,132
SpareBank 1 Nord Norge	204,866	3,085,120
SpareBank 1 Oestlandet	68,507	1,398,074
SpareBank 1 SMN	180,642	3,690,080
Sparebanken Norge	149,119	2,928,021
Stolt-Nielsen Ltd.	86,536	2,796,784
Veidekke ASA	125,386	2,220,112
Wilh Wilhelmsen Holding ASA, Class A	31,635	1,850,394
Total Norway		59,249,114
Peru — 0.1%
Hochschild Mining PLC	131,412	907,640
Portugal — 1.7%
Altri SGPS SA(a)	269,497	1,424,299
Corticeira Amorim SGPS SA	174,680	1,356,062
CTT-Correios de Portugal SA	98,591	860,322
Martifer SGPS SA(a)	27,337	81,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
Mota-Engil SGPS SA(a)	175,119	$1,017,648
NOS SGPS SA	872,467	4,114,047
REN - Redes Energeticas Nacionais SGPS SA	853,455	3,222,525
Semapa-Sociedade de Investimento & Gestao	61,450	1,508,353
Sonae SGPS SA	1,685,100	3,190,255
Total Portugal		16,775,381
Singapore — 4.2%
APAC Realty Ltd.	1,123,900	506,891
Aspial Lifestyle Ltd.	3,643,300	609,105
Aztech Global Ltd.(a)	1,792,000	912,722
Banyan Tree Holdings Ltd.	1,107,200	538,103
Centurion Corp. Ltd.	942,400	981,972
China Aviation Oil Singapore Corp. Ltd.(a)	818,300	1,056,281
CNMC Goldmine Holdings Ltd.	403,300	326,152
ComfortDelGro Corp. Ltd.	2,265,700	2,607,493
CSE Global Ltd.	1,383,278	1,059,509
Delfi Ltd.	933,300	584,220
Far East Orchard Ltd.	420,500	405,459
Food Empire Holdings Ltd.	567,200	1,058,538
Geo Energy Resources Ltd.	1,501,200	490,283
GuocoLand Ltd.	710,400	1,193,207
Hafnia Ltd.	1,005,599	5,423,357
Ho Bee Land Ltd.	351,400	603,883
Hong Leong Asia Ltd.	523,300	976,610
iFAST Corp. Ltd.	85,100	629,978
Keppel Infrastructure Trust	7,687,741	2,929,233
KSH Holdings Ltd.	1,562,000	443,336
LHN Ltd.(a)	683,000	353,184
Netlink NBN Trust	3,970,500	2,979,419
OUE Ltd.	475,000	439,541
Pan-United Corp. Ltd.	751,100	677,509
Propnex Ltd.(a)	752,400	1,099,932
Q&M Dental Group Singapore Ltd.	1,471,400	629,292
Sheng Siong Group Ltd.	1,375,900	2,813,855
SIA Engineering Co. Ltd.	841,500	2,355,676
StarHub Ltd.(a)	1,863,800	1,623,216
Tuan Sing Holdings Ltd.	1,869,900	472,564
UMS Integration Ltd.	909,798	1,004,598
Venture Corp. Ltd.	280,400	3,301,132
Wee Hur Holdings Ltd.	942,300	545,889
Wing Tai Holdings Ltd.	609,800	673,341
Total Singapore		42,305,480
South Africa — 0.2%
Pan African Resources PLC	1,243,976	2,024,584
Spain — 2.1%
Aedas Homes SA(b)	91,631	2,572,024
Alantra Partners SA	38,210	376,956
Almirall SA	87,039	1,312,543
ATALAYA MINING COPPER SA	61,619	708,629
Befesa SA(b)	22,823	790,732
Construcciones y Auxiliar de Ferrocarriles SA	26,155	1,809,276
Elecnor SA	164,939	4,736,275
Faes Farma SA	360,667	2,185,701
Gestamp Automocion SA(b)	385,320	1,376,625
Global Dominion Access SA(a)(b)	154,423	600,309
Grupo Empresarial San Jose SA	70,290	620,792
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	631,355	828,992
Melia Hotels International SA	108,138	1,005,862
Pharma Mar SA†	7,431	653,678
Prosegur Cash SA(a)(b)	1,145,287	852,783
Tubacex SA(a)	202,164	791,835
Total Spain		21,223,012
Sweden — 7.8%
AcadeMedia AB(b)	96,549	1,035,785
AddLife AB, Class B	25,424	438,773
Addnode Group AB	44,045	462,963
Alimak Group AB(b)	72,493	1,141,795
Alleima AB	160,505	1,425,059
Alligo AB, Class B	37,935	527,538
Ambea AB(b)	57,696	884,328
AQ Group AB	40,637	869,269
Arjo AB, Class B	226,911	788,138
Atea ASA†	109,181	1,708,042
Attendo AB(b)	80,928	718,966
Bahnhof AB, Class B	94,551	558,970
Beijer Alma AB	31,993	1,032,447
Bergman & Beving AB	14,818	519,983
Betsson AB, Class B	122,696	1,965,787
Bilia AB, Class A	105,782	1,542,186
Billerud Aktiebolag	215,995	2,200,062
BioGaia AB, Class B	136,285	1,569,995
Bravida Holding AB(b)	155,022	1,509,223
Bufab AB	69,591	759,109
Bulten AB	79,625	443,954
Catena AB	27,095	1,324,948
Clas Ohlson AB, Class B	39,053	1,285,274
Cloetta AB, Class B	287,242	1,260,664
Coor Service Management Holding AB(a)(b)	113,234	604,567
Corem Property Group AB, Class B	1,328,827	626,446
Dios Fastigheter AB	118,749	845,649
Duni AB	78,241	892,844
Electrolux Professional AB, Class B	106,282	751,680
Elekta AB, Class B	381,344	2,347,515
Engcon AB(a)	46,421	418,951
Eolus AB, Class B	85,691	400,625
Fagerhult Group AB	166,335	749,688
FastPartner AB, Class A	122,041	628,156
Granges AB	69,828	1,103,608
Heba Fastighets AB, Class B	152,033	506,293
Hemnet Group AB	26,526	498,362
Hexpol AB	317,839	3,032,275
Hufvudstaden AB, Class A	93,204	1,253,666
Humana AB	88,657	484,696
Husqvarna AB, Class B	228,394	1,152,276
Intea Fastigheter AB†	62,367	446,841
INVISIO AB	11,299	322,345
Inwido AB	42,379	754,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
Lindab International AB	53,053	$1,199,315
Logistea AB, Class B	257,896	401,162
Loomis AB	49,214	2,084,127
MIPS AB	19,029	729,471
Munters Group AB(b)	75,140	1,401,111
NCC AB, Class B	109,105	2,606,079
New Wave Group AB, Class B	83,022	1,032,056
Nolato AB, Class B	165,556	1,109,837
Note AB	32,078	632,597
NP3 Fastigheter AB	32,925	925,020
Nyab AB	713,549	466,731
OEM International AB, Class B	52,096	821,664
Paradox Interactive AB	50,211	885,615
Peab AB, Class B	186,936	1,730,701
Platzer Fastigheter Holding AB, Class B	80,890	653,697
Proact IT Group AB	32,015	393,120
Ratos AB, Class B	195,083	805,404
RaySearch Laboratories AB	20,311	502,333
Rejlers AB	21,893	450,266
Rusta AB	88,731	832,563
Rvrc Holding AB	98,393	712,428
Scandi Standard AB	84,998	915,553
Scandic Hotels Group AB(b)	134,541	1,420,016
SkiStar AB	40,576	728,879
Svedbergs Group AB	120,634	892,441
Synsam AB	133,197	975,268
Systemair AB	99,768	942,617
Thule Group AB(b)	80,101	2,083,592
Troax Group AB	49,303	796,866
Truecaller AB, Class B	104,485	218,744
VBG Group AB, Class B	17,595	758,859
Wallenstam AB, Class B	182,253	818,071
Wihlborgs Fastigheter AB	211,677	2,095,232
Zinzino AB, Class B(a)	38,621	666,948
Total Sweden		77,482,955
Switzerland — 0.9%
Clariant AG, Registered Shares†	377,047	3,407,582
Comet Holding AG, Registered Shares	2,315	657,463
Implenia AG, Registered Shares	8,010	773,449
Inficon Holding AG, Registered Shares	11,702	1,459,334
International Workplace Group PLC	177,514	552,503
Landis & Gyr Group AG†	13,712	889,614
Vetropack Holding AG, Registered Shares	20,672	574,041
Zehnder Group AG	7,403	764,361
Total Switzerland		9,078,347
United Kingdom — 13.5%
Advanced Medical Solutions Group PLC(a)	131,697	386,163
AG Barr PLC	93,577	785,402
AJ Bell PLC	288,612	1,712,727
Alfa Financial Software Holdings PLC(b)	267,629	763,145
Alumasc Group PLC	93,002	318,985
Avon Technologies PLC	20,674	504,429
Baltic Classifieds Group PLC	168,530	460,163
Begbies Traynor Group PLC	513,905	784,543
Big Yellow Group PLC	156,958	2,208,276
Bloomsbury Publishing PLC(a)	77,081	499,727
Bodycote PLC	136,611	1,282,565
Brickability Group PLC	556,502	417,676
Brooks Macdonald Group PLC(a)	22,015	477,482
Bytes Technology Group PLC(a)	255,612	1,232,906
Card Factory PLC	595,434	543,803
Cerillion PLC	22,275	365,524
Chemring Group PLC	111,809	710,586
Chesnara PLC	357,121	1,445,840
City of London Investment Group PLC	153,225	776,979
Clarkson PLC	25,174	1,291,770
CMC Markets PLC(b)	344,040	1,383,625
Coats Group PLC	1,270,069	1,443,518
Cohort PLC	35,580	434,062
Costain Group PLC	220,846	474,090
Craneware PLC	23,106	599,819
Currys PLC	354,118	600,146
CVS Group PLC	27,871	481,344
Derwent London PLC	99,887	2,336,398
DiscoverIE Group PLC	75,571	609,880
Domino's Pizza Group PLC	569,355	1,327,916
Dr. Martens PLC	715,971	737,671
Dunelm Group PLC	375,354	5,705,028
Elementis PLC	402,518	898,735
Elixirr International PLC	48,459	538,385
Essentra PLC	226,368	294,124
Eurocell PLC	176,689	310,140
Everplay Group PLC	95,804	430,396
Ferrari Group PLC	109,436	1,174,738
Fevertree Drinks PLC	63,360	697,971
Fintel PLC	138,781	386,401
Firstgroup PLC	486,032	1,246,023
Focusrite PLC	95,936	293,563
Fonix PLC	144,952	328,520
Foresight Group Holdings Ltd.	198,933	1,150,571
Forterra PLC(b)	213,419	532,208
Franchise Brands PLC(a)	145,736	273,451
FRP Advisory Group PLC	344,928	621,687
Fuller Smith & Turner PLC, Class A	34,314	332,309
FW Thorpe PLC	110,430	413,667
Galliford Try Holdings PLC	155,613	1,088,397
Gamma Communications PLC	59,147	735,094
GB Group PLC	120,283	415,792
Genuit Group PLC	218,749	962,126
Genus PLC	22,417	782,444
Grainger PLC	659,504	1,616,234
Greggs PLC	87,920	1,986,714
Halfords Group PLC	401,589	760,541
Hammerson PLC	560,362	2,487,259
Hargreaves Services PLC	75,311	662,483
Harworth Group PLC	134,169	301,375
Helical PLC	162,913	413,272
Henry Boot PLC	151,039	457,099
Hill & Smith PLC	55,087	1,585,628
Hilton Food Group PLC	111,187	753,742
Hollywood Bowl Group PLC	219,060	811,751
Hunting PLC	122,507	610,502
IntegraFin Holdings PLC	199,884	967,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
J D Wetherspoon PLC	89,256	$885,396
James Halstead PLC(a)	631,425	1,163,538
Johnson Service Group PLC	375,036	680,997
Jupiter Fund Management PLC	522,388	1,114,384
Kainos Group PLC	81,551	1,101,289
Keller Group PLC	61,957	1,388,365
Keystone Law Group PLC	67,149	565,395
Kier Group PLC	348,882	1,041,765
Kitwave Group PLC(a)	184,091	557,126
Knights Group Holdings PLC(a)	197,771	476,161
Lancashire Holdings Ltd.	187,596	1,617,409
LSL Property Services PLC	140,704	497,738
Luceco PLC(b)	202,790	359,501
Macfarlane Group PLC	224,802	217,706
Man Group PLC	1,438,902	4,428,183
Me Group International PLC	342,882	696,402
Michelmersh Brick Holdings PLC	349,210	399,249
Midwich Group PLC(a)	264,249	661,096
Mitie Group PLC	894,136	2,001,222
MONY Group PLC	729,498	1,803,466
Moonpig Group PLC	183,477	500,975
Morgan Advanced Materials PLC	308,206	903,724
Morgan Sindall Group PLC	39,139	2,447,941
Mortgage Advice Bureau Holdings Ltd.	58,669	542,919
Next 15 Group PLC	133,166	574,063
Nichols PLC	37,360	479,395
Ninety One PLC	681,976	1,983,184
NIOX Group PLC	407,930	364,328
Norcros PLC	145,672	656,386
On the Beach Group PLC(b)	146,301	450,631
OSB Group PLC	405,255	3,474,937
Oxford Instruments PLC	20,628	568,787
Paratus Energy Services Ltd.	253,067	1,107,420
PayPoint PLC	94,590	602,426
Pennon Group PLC	541,858	3,844,557
Personal Group Holdings PLC(a)	104,690	440,745
Petronor E&P ASA†	385,813	405,441
Pets at Home Group PLC	587,377	1,564,301
Polar Capital Holdings PLC	193,146	1,382,088
PPHE Hotel Group Ltd.(a)	38,723	935,435
Premier Foods PLC	277,082	643,261
Premier Miton Group PLC(a)	611,451	444,113
Property Franchise Group PLC	93,204	644,371
PZ Cussons PLC	621,038	617,307
Ramsdens Holdings PLC	97,557	492,071
Rank Group PLC	324,317	433,169
Renew Holdings PLC	57,115	684,489
Restore PLC(a)	94,481	336,131
S4 Capital PLC(a)	1,651,070	453,037
Sabre Insurance Group PLC(b)	537,163	939,264
Safestore Holdings PLC	189,883	1,879,759
Savills PLC	101,629	1,361,493
Secure Trust Bank PLC	38,586	646,156
Senior PLC	230,355	603,566
Smiths News PLC	962,908	981,731
Spire Healthcare Group PLC(b)	166,383	373,735
SSP Group PLC	427,633	1,184,886
Supreme PLC	217,518	437,396
Tatton Asset Management PLC	55,013	488,368
Telecom Plus PLC	81,802	1,494,177
TP ICAP Group PLC	887,730	3,098,536
Travis Perkins PLC	112,756	963,815
Tristel PLC	81,576	458,097
Vertu Motors PLC	439,626	368,983
Victorian Plumbing Group PLC(a)	463,898	455,495
Volex PLC(a)	98,321	552,791
Volution Group PLC	95,262	826,452
Warpaint London PLC(a)	192,293	497,889
WH Smith PLC	153,541	1,319,665
Wickes Group PLC	322,382	1,019,007
Wilmington PLC	99,993	398,107
Workspace Group PLC	282,953	1,518,537
XPS Pensions Group PLC	204,574	932,800
YouGov PLC	97,764	337,291
Young & Co.'s Brewery PLC, Class A(a)	44,858	446,488
Yu Group PLC(a)	24,132	490,127
Zotefoams PLC	83,595	453,131
Total United Kingdom		134,585,166
United States — 0.2%
Reliance Worldwide Corp. Ltd.	408,549	1,051,622
Sims Ltd.	92,732	1,112,471
Total United States		2,164,093
TOTAL COMMON STOCKS
(Cost: $833,268,184)		989,972,851
EXCHANGE-TRADED FUNDS — 0.1%
United States — 0.1%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	7,874	565,633
WisdomTree Japan SmallCap Dividend Fund(c)	4,702	452,991
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $968,896)		1,018,624
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d)
(Cost: $259,485)	259,485	259,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.1%
United States — 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)	9,616,725	9,616,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree International SmallCap Dividend Fund (DLS)
December 31, 2025

Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.44%(c)(d)	21,100,000	$21,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $30,716,725)		30,716,725
TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost: $865,213,290)		1,021,967,685
Other Liabilities less Assets — (2.5)%		(25,294,705)
NET ASSETS — 100.0%		$996,672,980

†	Non-income producing security.
*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $776,426, which represents 0.1% of net assets.
^	Share amount represents a fractional share.
‡	Amount is less than $1.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $34,684,675 and the total market value of the collateral held by the Fund was $38,448,842. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,732,117.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income	Securities Lending Income
WisdomTree Europe SmallCap Dividend Fund	$115,828	$10,085,665	$9,669,117	$2,045	$31,212	$565,633	$136,945	$—
WisdomTree Japan SmallCap Dividend Fund	103,051	8,108,348	7,941,124	158,510	24,206	452,991	79,600	—
WisdomTree Treasury Money Market Digital Fund	—	65,200,000	44,100,000	—	—	21,100,000	—	263,406
Total	$218,879	$83,394,013	$61,710,241	$160,555	$55,418	$22,118,624	$216,545	$263,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	1/5/2026	211,390	USD	180,000	EUR	$–	$(11)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$97,411,401	$–	$776,426	*	$98,187,827
Other	891,785,024	–	–		891,785,024
Exchange-Traded Funds	1,018,624	–	–		1,018,624
Mutual Fund	–	259,485	–		259,485
Investment of Cash Collateral for Securities Loaned	–	30,716,725	–		30,716,725
Total Investments in Securities	$990,215,049	$30,976,210	$776,426		$1,021,967,685
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(11)	$–		$(11)
Total - Net	$990,215,049	$30,976,199	$776,426		$1,021,967,674

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Japan Hedged Equity Fund (DXJ)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 98.9%
Japan — 98.9%
Air Freight & Logistics — 0.2%
Mitsui-Soko Holdings Co. Ltd.	71,700	$1,705,760
Nippon Express Holdings, Inc.	394,200	8,427,472
Total Air Freight & Logistics		10,133,232
Automobile Components — 5.5%
Aisan Industry Co. Ltd.	145,500	2,074,660
Aisin Corp.	1,194,300	22,294,311
Bridgestone Corp.	1,893,770	42,455,630
Daikyonishikawa Corp.	470,100	2,390,314
Denso Corp.	3,679,900	50,663,334
Eagle Industry Co. Ltd.(a)	87,800	1,599,775
Exedy Corp.	185,300	6,632,001
Fujikura Composites, Inc.	173,700	2,278,396
FuKoKu Co. Ltd.	51,300	635,584
Futaba Industrial Co. Ltd.	263,200	1,758,081
GS Yuasa Corp.	125,684	3,006,890
G-Tekt Corp.	153,900	1,928,352
Ichikoh Industries Ltd.	352,400	1,155,594
JTEKT Corp.	538,278	5,958,164
Koito Manufacturing Co. Ltd.	405,100	5,970,085
KYB Corp.(a)	139,900	3,985,157
Musashi Seimitsu Industry Co. Ltd.	77,700	1,266,042
NHK Spring Co. Ltd.	277,100	4,450,536
Nifco, Inc.	99,490	3,074,609
Niterra Co. Ltd.	288,664	12,690,572
NPR-RIKEN Corp.	98,200	2,264,780
Press Kogyo Co. Ltd.	304,100	1,575,356
Sanoh Industrial Co. Ltd.	260,400	1,425,393
Seiren Co. Ltd.	122,710	2,395,564
Shoei Co. Ltd.	141,300	1,601,902
Sumitomo Electric Industries Ltd.	1,250,683	50,467,766
Sumitomo Rubber Industries Ltd.	404,791	6,232,818
Tachi-S Co. Ltd.	171,400	2,277,752
Tokai Rika Co. Ltd.	143,514	2,852,060
Topre Corp.	124,200	1,875,539
Toyo Tire Corp.	358,700	9,920,345
Toyoda Gosei Co. Ltd.	252,800	6,359,312
Toyota Boshoku Corp.	293,336	4,702,883
Unipres Corp.	182,500	1,492,647
Yokohama Rubber Co. Ltd.	179,900	6,905,855
Total Automobile Components		278,618,059
Automobiles — 9.1%
Honda Motor Co. Ltd.	10,078,541	98,763,208
Isuzu Motors Ltd.	1,474,500	22,948,373
Mazda Motor Corp.	1,356,900	10,552,561
Subaru Corp.	1,235,367	26,757,287
Suzuki Motor Corp.	2,451,844	36,516,825
Toyota Motor Corp.	12,415,950	265,832,583
Total Automobiles		461,370,837
Banks — 11.3%
Ehime Bank Ltd.	293,200	2,787,126
Mitsubishi UFJ Financial Group, Inc.	14,996,122	238,510,524
Mizuho Financial Group, Inc.	3,323,364	120,853,455
Sumitomo Mitsui Financial Group, Inc.	5,356,700	172,274,233
Sumitomo Mitsui Trust Holdings, Inc.	1,231,600	37,534,551
Total Banks		571,959,889
Beverages — 0.7%
Kirin Holdings Co. Ltd.	1,335,945	20,012,115
Sapporo Holdings Ltd.	121,000	1,301,515
Suntory Beverage & Food Ltd.	385,200	11,616,577
Takara Holdings, Inc.	228,300	2,340,605
Total Beverages		35,270,812
Biotechnology — 0.0%
Takara Bio, Inc.	171,700	870,851
Broadline Retail — 0.1%
Ryohin Keikaku Co. Ltd.	348,700	6,188,927
Building Products — 1.4%
AGC, Inc.	434,300	14,388,465
Central Glass Co. Ltd.	55,600	1,236,186
Daikin Industries Ltd.	214,049	27,420,995
Lixil Corp.	648,800	7,841,728
Nitto Boseki Co. Ltd.	28,200	1,835,083
Okabe Co. Ltd.	118,900	730,490
Sanwa Holdings Corp.	322,931	8,403,685
TOTO Ltd.	219,800	6,077,471
Total Building Products		67,934,103
Capital Markets — 1.4%
Monex Group, Inc.	511,900	2,387,310
Nomura Holdings, Inc.	5,609,600	46,560,271
SBI Holdings, Inc.	1,069,700	23,032,553
Sparx Group Co. Ltd.	98,200	1,014,922
Total Capital Markets		72,995,056
Chemicals — 6.4%
ADEKA Corp.	269,100	6,654,321
Aica Kogyo Co. Ltd.	148,400	3,330,704
Arakawa Chemical Industries Ltd.	220,800	1,718,562
Artience Co. Ltd.	77,900	1,709,630
Asahi Kasei Corp.	1,923,260	17,043,020
Asahi Yukizai Corp.(a)	31,000	1,069,954
C Uyemura & Co. Ltd.	20,400	1,907,965
Chugoku Marine Paints Ltd.	154,900	4,363,032
Daicel Corp.	739,042	6,596,190
DIC Corp.	127,853	2,979,661
Fujimi, Inc.	137,800	2,084,429
Fuso Chemical Co. Ltd.	49,700	2,019,771
Harima Chemicals Group, Inc.	237,400	1,403,999
Hodogaya Chemical Co. Ltd.	119,300	1,704,884
Ise Chemicals Corp.	68,000	2,034,642
Ishihara Sangyo Kaisha Ltd.	193,600	3,386,719
JCU Corp.	51,000	1,592,682
JSP Corp.	96,800	1,511,178
Kaneka Corp.	148,800	4,172,229
Kansai Paint Co. Ltd.	289,100	4,564,882
Kanto Denka Kogyo Co. Ltd.	129,600	913,637
KH Neochem Co. Ltd.	103,900	1,641,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
December 31, 2025

Investments	Shares	Value
Kuraray Co. Ltd.	509,137	$5,154,872
Kureha Corp.	109,100	2,843,303
Lintec Corp.	169,147	4,769,720
Mitsubishi Chemical Group Corp.	2,416,263	14,106,493
Mitsubishi Gas Chemical Co., Inc.	375,882	6,809,257
Mitsui Chemicals, Inc.	631,030	8,059,728
Moriroku Co. Ltd.	55,200	878,650
Nihon Nohyaku Co. Ltd.	253,900	1,642,506
Nippon Kayaku Co. Ltd.	299,500	3,212,921
Nippon Paint Holdings Co. Ltd.	1,493,400	9,980,136
Nippon Sanso Holdings Corp.	189,753	5,651,006
Nippon Shokubai Co. Ltd.	559,000	7,152,219
Nippon Soda Co. Ltd.	144,100	3,327,966
Nissan Chemical Corp.	303,253	10,375,743
Nitto Denko Corp.	694,070	16,450,094
NOF Corp.	217,000	4,168,471
Osaka Soda Co. Ltd.	92,300	1,275,459
PILLAR Corp.	49,600	1,517,318
Resonac Holdings Corp.	147,100	6,124,435
Riken Technos Corp.	118,800	1,163,406
Sakata INX Corp.	197,000	2,977,403
Sanyo Chemical Industries Ltd.	62,300	2,074,746
Shin-Etsu Chemical Co. Ltd.	1,740,695	54,115,964
Shin-Etsu Polymer Co. Ltd.	214,300	2,737,112
Stella Chemifa Corp.	48,300	1,352,751
Sumitomo Bakelite Co. Ltd.	111,600	3,675,976
Sumitomo Chemical Co. Ltd.	2,050,800	5,830,084
Sumitomo Seika Chemicals Co. Ltd.	40,700	1,402,150
Taiyo Holdings Co. Ltd.	295,204	8,968,461
Takasago International Corp.	258,800	2,433,706
Tayca Corp.	219,700	1,731,025
Teijin Ltd.	488,900	4,227,911
Tokai Carbon Co. Ltd.	359,900	2,225,367
Tokuyama Corp.	140,200	3,687,802
Tokyo Ohka Kogyo Co. Ltd.	118,400	4,384,150
Toray Industries, Inc.	1,399,218	9,105,250
Tosoh Corp.	623,307	9,352,886
Toyobo Co. Ltd.	126,151	1,014,069
UBE Corp.	374,200	6,137,792
Valqua Ltd.	54,200	1,403,885
Zacros Corp.	224,200	1,652,053
Zeon Corp.	378,200	4,317,770
Total Chemicals		323,876,011
Commercial Services & Supplies — 0.2%
Dai Nippon Printing Co. Ltd.	406,200	6,981,421
Pilot Corp.	43,100	1,339,923
Total Commercial Services & Supplies		8,321,344
Construction & Engineering — 1.3%
CTI Engineering Co. Ltd.	49,700	942,348
Kajima Corp.	582,900	21,699,075
Mitsubishi Kakoki Kaisha Ltd.	85,900	1,767,377
Obayashi Corp.	1,128,300	23,531,294
Penta-Ocean Construction Co. Ltd.	444,100	4,463,808
Taikisha Ltd.	150,400	3,161,619
Toa Corp.	333,300	6,019,792
Toda Corp.	401,600	3,243,648
Total Construction & Engineering		64,828,961
Construction Materials — 0.1%
Taiheiyo Cement Corp.	123,000	3,047,045
Containers & Packaging — 0.3%
Fuji Seal International, Inc.	148,300	2,966,095
Rengo Co. Ltd.	525,800	4,077,386
Toyo Seikan Group Holdings Ltd.	325,100	7,935,389
Total Containers & Packaging		14,978,870
Distributors — 0.0%
Central Automotive Products Ltd.	101,800	1,223,587
Diversified Consumer Services — 0.0%
Aucnet, Inc.	80,700	1,066,252
Diversified Telecommunication Services — 2.6%
NTT, Inc.	131,590,800	132,392,543
Electrical Equipment — 2.0%
Daihen Corp.	28,700	1,829,168
Fuji Electric Co. Ltd.	100,073	7,565,569
Fujikura Ltd.	169,400	18,848,040
Furukawa Electric Co. Ltd.	62,681	4,002,914
Mabuchi Motor Co. Ltd.	374,400	3,435,991
Mitsubishi Electric Corp.	1,843,914	53,936,940
NIDEC Corp.	698,700	9,503,515
Sanyo Denki Co. Ltd.	63,300	1,694,112
Sinfonia Technology Co. Ltd.	31,000	1,793,805
Toyo Tanso Co. Ltd.	41,800	1,285,374
Total Electrical Equipment		103,895,428
Electronic Equipment, Instruments & Components — 3.7%
Ai Holdings Corp.	125,700	2,267,885
Alps Alpine Co. Ltd.	264,900	3,369,027
Amano Corp.	142,933	3,840,848
Anritsu Corp.	269,000	3,851,928
Azbil Corp.	715,600	6,494,249
Citizen Watch Co. Ltd.	593,300	4,829,824
Dexerials Corp.	219,800	3,685,887
ESPEC Corp.	73,500	1,573,208
Furuno Electric Co. Ltd.	43,300	2,204,434
Hagiwara Electric Holdings Co. Ltd.	63,400	1,498,593
Hakuto Co. Ltd.(a)	47,719	1,191,871
Hioki EE Corp.	40,700	1,583,910
Hirose Electric Co. Ltd.	40,560	4,475,327
Horiba Ltd.	54,100	5,508,539
Ibiden Co. Ltd.	55,200	2,370,418
Iriso Electronics Co. Ltd.	89,500	1,835,736
Japan Aviation Electronics Industry Ltd.	117,800	1,890,872
Jeol Ltd.	43,300	1,389,788
Kaga Electronics Co. Ltd.	119,900	2,964,130
Keyence Corp.	58,940	21,313,083
Kuroda Group Co. Ltd.	525,300	3,143,522
Kyosan Electric Manufacturing Co. Ltd.	480,400	1,869,559
Macnica Holdings, Inc.	263,300	4,018,918
Marubun Corp.	219,800	1,827,168
Maxell Ltd.	99,400	1,521,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
December 31, 2025

Investments	Shares	Value
Meiko Electronics Co. Ltd.	21,100	$1,441,711
Murata Manufacturing Co. Ltd.	1,692,504	35,049,718
Nichicon Corp.	192,200	2,006,056
Nippon Electric Glass Co. Ltd.	191,260	7,510,321
Optex Group Co. Ltd.	97,500	1,589,285
Osaki Electric Co. Ltd.	157,200	1,245,605
Restar Corp.	93,200	1,661,897
Rigaku Holdings Corp.	233,700	1,829,404
Riken Keiki Co. Ltd.	47,700	973,811
Ryoyo Ryosan Holdings, Inc.	191,900	3,801,394
Sanshin Electronics Co. Ltd.	111,554	2,227,593
Shimadzu Corp.	240,200	6,387,149
Siix Corp.	235,300	1,965,024
Sun-Wa Technos Corp.	117,400	2,222,994
Taiyo Yuden Co. Ltd.	147,300	3,326,690
TDK Corp.	1,125,620	15,877,673
Tomen Devices Corp.(a)	27,700	2,338,008
Yokogawa Electric Corp.	251,738	8,055,873
Total Electronic Equipment, Instruments & Components		190,030,892
Energy Equipment & Services — 0.1%
Modec, Inc.	69,300	5,261,221
Entertainment — 1.5%
Anycolor, Inc.	51,300	1,587,323
Capcom Co. Ltd.	256,800	5,981,542
Koei Tecmo Holdings Co. Ltd.	416,444	5,062,580
Konami Group Corp.	75,400	10,260,499
Nexon Co. Ltd.	333,100	8,132,787
Nintendo Co. Ltd.	569,700	38,508,224
Square Enix Holdings Co. Ltd.	252,300	4,602,710
Toei Animation Co. Ltd.(a)	156,100	2,713,787
Total Entertainment		76,849,452
Food Products — 1.2%
Ajinomoto Co., Inc.	665,726	14,087,934
Ariake Japan Co. Ltd.	31,500	1,063,096
Calbee, Inc.	143,700	2,741,159
Ezaki Glico Co. Ltd.	67,200	2,324,101
Fuji Oil Co. Ltd.	78,700	1,833,128
House Foods Group, Inc.	76,400	1,403,027
Kikkoman Corp.	743,700	6,746,891
Maruha Nichiro Corp.	352,800	2,894,515
Nichirei Corp.	259,500	3,089,266
Nisshin Oillio Group Ltd.	76,100	2,548,885
Nisshin Seifun Group, Inc.	492,800	6,042,691
Nissui Corp.	447,700	3,267,529
Riken Vitamin Co. Ltd.	96,800	1,832,311
Sakata Seed Corp.	54,500	1,484,673
Toyo Suisan Kaisha Ltd.	144,100	9,882,771
Total Food Products		61,241,977
Ground Transportation — 0.1%
Nishi-Nippon Railroad Co. Ltd.	80,000	1,427,031
Zero Co. Ltd.	70,700	1,817,736
Total Ground Transportation		3,244,767
Health Care Equipment & Supplies — 1.0%
Asahi Intecc Co. Ltd.	150,800	2,826,087
Eiken Chemical Co. Ltd.	62,600	961,295
Hoya Corp.	157,157	23,747,255
Nakanishi, Inc.	151,200	1,910,920
Nihon Kohden Corp.	107,300	1,152,100
Nipro Corp.	194,200	1,829,937
Olympus Corp.	576,500	7,298,888
PHC Holdings Corp.	266,300	1,889,219
Shofu, Inc.	100,500	1,170,133
Terumo Corp.	712,524	10,318,859
Total Health Care Equipment & Supplies		53,104,693
Health Care Technology — 0.1%
M3, Inc.	282,500	3,810,042
Hotels, Restaurants & Leisure — 0.2%
Food & Life Cos. Ltd.	41,300	2,084,959
Round One Corp.	254,700	1,819,924
Saizeriya Co. Ltd.	24,700	863,543
Zensho Holdings Co. Ltd.	54,600	3,126,320
Total Hotels, Restaurants & Leisure		7,894,746
Household Durables — 1.9%
Casio Computer Co. Ltd.	366,657	2,970,777
JVCKenwood Corp.	143,300	1,097,068
Nikon Corp.	374,200	4,163,481
Noritz Corp.	97,200	1,237,130
Panasonic Holdings Corp.	2,665,500	34,410,279
Rinnai Corp.	186,900	4,721,835
Sony Group Corp.	1,350,000	34,657,565
Sumitomo Forestry Co. Ltd.	832,000	8,516,661
Tamron Co. Ltd.	364,700	2,405,817
Zojirushi Corp.	124,900	1,247,844
Total Household Durables		95,428,457
Household Products — 0.2%
Lion Corp.	279,600	2,941,468
Pigeon Corp.	232,000	2,385,199
Unicharm Corp.	1,199,500	6,849,038
Total Household Products		12,175,705
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	306,900	6,193,019
Industrial Conglomerates — 1.5%
Hitachi Ltd.	1,967,425	61,528,708
Nisshinbo Holdings, Inc.	263,200	2,201,379
Sekisui Chemical Co. Ltd.	595,500	10,010,798
Total Industrial Conglomerates		73,740,885
Insurance — 5.6%
Dai-ichi Life Holdings, Inc.	6,057,500	50,374,502
MS&AD Insurance Group Holdings, Inc.	2,239,600	52,623,349
Sompo Holdings, Inc.	1,257,000	42,791,489
Tokio Marine Holdings, Inc.	3,718,200	137,986,981
Total Insurance		283,776,321
IT Services — 0.9%
Fujitsu Ltd.	1,003,120	27,704,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
December 31, 2025

Investments	Shares	Value
NEC Corp.	558,100	$18,906,575
Total IT Services		46,610,849
Leisure Products — 0.6%
Bandai Namco Holdings, Inc.	698,400	18,588,949
GLOBERIDE, Inc.	94,200	1,306,522
Mizuno Corp.	90,300	1,783,014
Roland Corp.	51,400	1,170,679
Sega Sammy Holdings, Inc.	189,100	2,953,311
Tomy Co. Ltd.	98,900	1,739,875
Yonex Co. Ltd.	50,400	1,067,517
Total Leisure Products		28,609,867
Life Sciences Tools & Services — 0.0%
Shin Nippon Biomedical Laboratories Ltd.(a)	130,200	1,388,844
Machinery — 6.1%
Amada Co. Ltd.	568,893	6,721,681
Anest Iwata Corp.	140,700	1,466,738
Bando Chemical Industries Ltd.	144,700	1,890,622
CKD Corp.	94,300	1,840,939
Daifuku Co. Ltd.	338,100	10,629,728
DMG Mori Co. Ltd.	199,000	3,346,607
Ebara Corp.	418,255	9,830,307
FANUC Corp.	863,900	33,531,963
Furukawa Co. Ltd.	80,000	1,962,423
Glory Ltd.	118,800	3,002,117
Harmonic Drive Systems, Inc.	51,900	1,251,600
Hitachi Construction Machinery Co. Ltd.	353,100	10,430,017
Hoshizaki Corp.	125,338	4,168,471
Hosokawa Micron Corp.	29,400	1,057,871
IHI Corp.	501,100	8,805,895
Japan Steel Works Ltd.	47,200	2,312,347
Kanadevia Corp.	184,600	1,118,824
Kawasaki Heavy Industries Ltd.	120,900	8,006,265
Kitz Corp.	250,800	2,782,489
Komatsu Ltd.	1,491,106	47,564,707
Kurita Water Industries Ltd.	109,300	4,426,530
Makita Corp.	293,700	8,875,925
Max Co. Ltd.	91,500	4,033,717
Meidensha Corp.	71,300	2,533,676
Minebea Mitsumi, Inc.	352,000	7,053,699
MISUMI Group, Inc.	258,400	4,033,971
Mitsubishi Heavy Industries Ltd.	1,293,890	31,698,221
Mitsubishi Logisnext Co. Ltd.	114,800	1,126,431
Mitsuboshi Belting Ltd.	131,900	3,302,864
Mitsui E&S Co. Ltd.	63,300	2,245,354
Miura Co. Ltd.	158,100	3,065,271
Morita Holdings Corp.	87,300	1,534,969
Nabtesco Corp.	134,600	3,218,481
NGK Insulators Ltd.	424,375	9,072,574
Nippon Thompson Co. Ltd.	203,200	1,059,137
Nissei ASB Machine Co. Ltd.	40,700	1,630,648
Nomura Micro Science Co. Ltd.	65,400	1,242,952
Noritake Co. Ltd.	64,700	2,356,930
NSK Ltd.	904,200	5,629,005
NTN Corp.	1,211,500	2,841,222
Oiles Corp.	100,700	1,510,388
Okamoto Machine Tool Works Ltd.	47,700	1,369,422
OKUMA Corp.	94,500	2,188,491
Organo Corp.	48,000	3,967,208
OSG Corp.	182,224	2,657,591
Ryobi Ltd.	93,800	1,639,682
Shibaura Machine Co. Ltd.	77,700	2,124,116
Shinmaywa Industries Ltd.	129,200	1,579,299
Sumitomo Heavy Industries Ltd.	175,937	4,657,007
Takeuchi Manufacturing Co. Ltd.	87,600	3,772,369
THK Co. Ltd.	335,500	8,576,659
Tocalo Co. Ltd.	206,800	2,934,213
Tsubakimoto Chain Co.	270,600	3,993,096
Tsugami Corp.	136,100	2,494,595
Union Tool Co.	21,900	1,191,789
YAMABIKO Corp.	116,000	2,199,445
Yushin Co.	293,900	1,333,139
Total Machinery		310,891,697
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	273,300	2,472,420
NS United Kaiun Kaisha Ltd.	62,800	2,443,969
Total Marine Transportation		4,916,389
Media — 0.1%
Hakuhodo DY Holdings, Inc.	474,500	3,531,240
Metals & Mining — 1.8%
Aichi Steel Corp.	115,200	2,146,794
ARE Holdings, Inc.	145,900	2,973,942
Daido Steel Co. Ltd.	418,300	4,268,531
Daiki Aluminium Industry Co. Ltd.	170,500	1,311,831
Dowa Holdings Co. Ltd.	66,300	3,143,587
Kobe Steel Ltd.	881,700	11,649,499
Kyoei Steel Ltd.	153,200	2,394,590
Mitsubishi Materials Corp.	208,700	4,886,465
Mitsui Kinzoku Co. Ltd.	59,300	6,671,699
Nippon Light Metal Holdings Co. Ltd.	199,600	3,247,185
Nippon Steel Corp.	10,624,800	43,503,759
Nippon Yakin Kogyo Co. Ltd.	56,510	1,631,361
Topy Industries Ltd.	112,700	2,225,312
UACJ Corp.	208,800	2,828,048
Total Metals & Mining		92,882,603
Oil, Gas & Consumable Fuels — 1.6%
ENEOS Holdings, Inc.	3,484,000	24,605,493
Idemitsu Kosan Co. Ltd.	2,092,300	15,791,195
Inpex Corp.	1,920,600	38,315,201
Total Oil, Gas & Consumable Fuels		78,711,889
Paper & Forest Products — 0.2%
Hokuetsu Corp.	311,000	1,775,782
Nippon Paper Industries Co. Ltd.	114,900	852,523
Oji Holdings Corp.	1,652,400	9,068,197
Total Paper & Forest Products		11,696,502
Passenger Airlines — 0.4%
ANA Holdings, Inc.	556,600	10,578,400
Japan Airlines Co. Ltd.	588,100	10,899,426
Total Passenger Airlines		21,477,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
December 31, 2025

Investments	Shares	Value
Personal Care Products — 0.5%
Kao Corp.	485,580	$19,395,938
Milbon Co. Ltd.	112,600	1,749,217
Rohto Pharmaceutical Co. Ltd.	200,500	3,361,600
Total Personal Care Products		24,506,755
Pharmaceuticals — 5.9%
Astellas Pharma, Inc.	3,685,700	49,214,776
Chugai Pharmaceutical Co. Ltd.	999,300	52,551,787
Daiichi Sankyo Co. Ltd.	1,325,500	28,312,061
Eisai Co. Ltd.	449,600	13,366,525
Nippon Shinyaku Co. Ltd.	136,800	4,931,067
Ono Pharmaceutical Co. Ltd.	974,800	13,510,817
Otsuka Holdings Co. Ltd.	360,300	20,395,814
Santen Pharmaceutical Co. Ltd.	337,900	3,505,218
Shionogi & Co. Ltd.	982,131	17,801,105
Takeda Pharmaceutical Co. Ltd.	3,065,963	94,573,550
Towa Pharmaceutical Co. Ltd.	100,000	2,322,243
ZERIA Pharmaceutical Co. Ltd.	74,800	1,001,660
Total Pharmaceuticals		301,486,623
Professional Services — 0.7%
en, Inc./Japan	213,500	2,098,973
Open Up Group, Inc.	268,300	3,154,658
Persol Holdings Co. Ltd.	3,891,300	7,214,340
Recruit Holdings Co. Ltd.	315,500	17,807,449
Transcosmos, Inc.	74,300	1,839,191
Weathernews, Inc.	32,200	808,364
Total Professional Services		32,922,975
Semiconductors & Semiconductor Equipment — 3.7%
Advantest Corp.	134,100	16,798,325
Disco Corp.	53,000	16,287,665
Ferrotec Corp.	90,400	2,900,967
Kokusai Electric Corp.	137,400	4,816,824
Lasertec Corp.	98,200	18,572,452
Micronics Japan Co. Ltd.	30,200	1,358,321
Mitsui High-Tec, Inc.	279,200	1,353,740
Optorun Co. Ltd.	168,300	2,050,802
Rohm Co. Ltd.	423,000	5,991,004
Rorze Corp.	125,100	1,794,155
SCREEN Holdings Co. Ltd.	148,520	14,440,300
Shibaura Mechatronics Corp.	20,500	2,477,081
Socionext, Inc.(a)	139,500	1,948,612
SUMCO Corp.	154,800	1,417,194
Tokyo Electron Ltd.	393,559	86,171,456
Tokyo Seimitsu Co. Ltd.	58,700	4,158,751
Ulvac, Inc.	80,000	3,613,512
YAC Holdings Co. Ltd.	264,200	1,776,559
Yamaichi Electronics Co. Ltd.	62,700	2,340,075
Total Semiconductors & Semiconductor Equipment		190,267,795
Software — 0.1%
Trend Micro, Inc.	146,808	6,089,800
Specialty Retail — 1.1%
ABC-Mart, Inc.	251,100	4,255,620
Fast Retailing Co. Ltd.	127,000	46,134,677
JINS Holdings, Inc.	13,300	469,227
Sanrio Co. Ltd.	136,700	4,288,200
VT Holdings Co. Ltd.	547,800	1,873,239
Total Specialty Retail		57,020,963
Technology Hardware, Storage & Peripherals — 1.9%
Brother Industries Ltd.	441,400	8,791,673
Canon, Inc.	2,049,397	60,575,178
FUJIFILM Holdings Corp.	1,039,785	22,182,788
Konica Minolta, Inc.	369,300	1,602,354
MCJ Co. Ltd.	193,800	1,993,082
Wacom Co. Ltd.	375,100	1,935,984
Total Technology Hardware, Storage & Peripherals		97,081,059
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	344,368	8,249,717
Kurabo Industries Ltd.	46,447	2,512,811
Morito Co. Ltd.	152,800	1,647,466
Seiko Group Corp.	58,100	2,698,446
Wacoal Holdings Corp.	52,600	1,482,579
Total Textiles, Apparel & Luxury Goods		16,591,019
Tobacco — 2.4%
Japan Tobacco, Inc.	3,451,731	124,200,216
Trading Companies & Distributors — 10.6%
Alconix Corp.	186,600	2,996,410
Chori Co. Ltd.	67,700	1,768,678
Daiichi Jitsugyo Co. Ltd.	91,900	1,776,497
Hanwa Co. Ltd.	76,700	3,508,495
Inabata & Co. Ltd.	102,986	2,460,573
ITOCHU Corp.	7,847,470	98,878,773
Japan Pulp & Paper Co. Ltd.	158,700	891,988
KPP Group Holdings Co. Ltd.	250,400	1,316,339
Marubeni Corp.	1,857,278	51,578,877
Meiwa Corp.	258,600	1,560,724
Mitsubishi Corp.	4,950,300	113,252,581
Mitsui & Co. Ltd.	3,497,800	103,609,591
Nagase & Co. Ltd.	140,900	3,419,462
Sanyo Trading Co. Ltd.	101,200	963,933
Sojitz Corp.	408,804	12,693,541
Sumitomo Corp.	2,339,877	80,789,909
Toyota Tsusho Corp.	1,700,030	57,200,920
Total Trading Companies & Distributors		538,667,291
Transportation Infrastructure — 0.1%
Mitsubishi Logistics Corp.	519,200	3,966,583
TOTAL COMMON STOCKS (COST: $4,075,588,795)		5,025,242,769
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $2,653,971)	2,653,971	2,653,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Hedged Equity Fund (DXJ)
December 31, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $1,625,150)	1,625,150	$1,625,150
TOTAL INVESTMENTS IN SECURITIES — 99.0% (Cost: $4,079,867,916)		5,029,521,890
Other Assets less Liabilities — 1.0%		52,239,244
NET ASSETS — 100.0%		$5,081,761,134

(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,451,598 and the total market value of the collateral held by the Fund was $6,150,547. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,525,397.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$167,900,000	$167,900,000	$—	$—	$–	^	$341,532

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan Hedged Equity Fund (DXJ)
December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/7/2026	193,291,349,940	JPY	1,233,287,819	USD	$–	$(15,362)
Bank of America NA	2/4/2026	1,270,602,662	USD	198,652,373,190	JPY	–	(29,368)
Barclays Bank PLC	1/7/2026	958,759,340	USD	149,062,724,882	JPY	7,682,362	–
Barclays Bank PLC	1/7/2026	13,935,456	USD	2,157,398,111	JPY	170,434	–
Citibank NA	1/7/2026	34,838,639	USD	5,450,212,775	JPY	64,205	–
Citibank NA	1/7/2026	20,903,183	USD	3,276,791,955	JPY	–	(3,998)
Deutsche Bank AG	1/7/2026	193,292,172,543	JPY	1,233,287,819	USD	–	(10,114)
Deutsche Bank AG	1/7/2026	958,759,344	USD	149,063,167,492	JPY	7,679,542	–
Deutsche Bank AG	1/7/2026	34,838,639	USD	5,421,210,583	JPY	249,250	–
Deutsche Bank AG	2/4/2026	1,270,602,662	USD	198,653,855,983	JPY	–	(38,852)
Goldman Sachs	1/7/2026	13,935,456	USD	2,177,965,450	JPY	39,207	–
Royal Bank of Canada	1/7/2026	193,291,284,105	JPY	1,233,287,816	USD	–	(15,780)
Royal Bank of Canada	1/7/2026	958,759,344	USD	149,063,742,748	JPY	7,675,872	–
Royal Bank of Canada	2/4/2026	1,270,602,660	USD	198,652,559,656	JPY	–	(30,563)
Standard Chartered Bank	1/7/2026	958,759,344	USD	149,062,629,628	JPY	7,682,974	–
UBS Group AG	1/7/2026	193,289,006,693	JPY	1,233,287,819	USD	–	(30,313)
UBS Group AG	1/7/2026	958,759,344	USD	149,069,820,323	JPY	7,637,095	–
UBS Group AG	1/7/2026	20,903,184	USD	3,247,478,950	JPY	183,031	–
UBS Group AG	2/4/2026	1,270,602,662	USD	198,649,959,045	JPY	–	(13,926)
						$39,063,972	$(188,276)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,025,242,769	$–	$–	$5,025,242,769
Mutual Fund	–	2,653,971	–	2,653,971
Investment of Cash Collateral for Securities Loaned	–	1,625,150	–	1,625,150
Total Investments in Securities	$5,025,242,769	$4,279,121	$–	$5,029,521,890
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$39,063,972	$–	$39,063,972
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(188,276)	$–	$(188,276)
Total - Net	$5,025,242,769	$43,154,817	$–	$5,068,397,586

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Japan Opportunities Fund (OPPJ)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.0%
Japan — 99.0%
Automobile Components — 1.6%
Exedy Corp.	11,500	$411,592
Futaba Industrial Co. Ltd.	62,700	418,813
Ichikoh Industries Ltd.	130,300	427,281
Tachi-S Co. Ltd.	28,100	373,424
Unipres Corp.	49,500	404,855
Total Automobile Components		2,035,965
Automobiles — 2.2%
Subaru Corp.	20,500	444,017
Suzuki Motor Corp.	154,400	2,299,575
Total Automobiles		2,743,592
Banks — 4.9%
77 Bank Ltd./The	10,400	500,344
First Bank of Toyama Ltd.(a)	46,300	536,123
Hachijuni Bank Ltd.	41,600	450,515
Hirogin Holdings, Inc.	43,000	433,854
Iyogin Holdings, Inc.	22,700	369,511
Mitsubishi UFJ Financial Group, Inc.	141,500	2,250,531
North Pacific Bank Ltd.	69,400	375,458
Oita Bank Ltd.	9,700	401,627
Towa Bank Ltd.	64,200	441,120
Yokohama Financial Group, Inc.	46,900	387,031
Total Banks		6,146,114
Beverages — 0.4%
Coca-Cola Bottlers Japan Holdings, Inc.	22,300	450,851
Broadline Retail — 2.0%
Isetan Mitsukoshi Holdings Ltd.	23,600	342,531
Rakuten Group, Inc.*	262,800	1,683,315
Takashimaya Co. Ltd.	45,900	480,684
Total Broadline Retail		2,506,530
Building Products — 1.0%
Sanwa Holdings Corp.	14,200	369,529
Sinko Industries Ltd.	41,800	377,612
Toli Corp.	104,600	495,156
Total Building Products		1,242,297
Capital Markets — 1.6%
Okasan Securities Group, Inc.	79,300	380,450
SBI Holdings, Inc.	76,200	1,640,722
Total Capital Markets		2,021,172
Chemicals — 1.3%
Carlit Co. Ltd.	33,800	406,260
Okura Industrial Co. Ltd.	12,100	375,556
Riken Technos Corp.	50,900	498,463
Sakata INX Corp.	26,200	395,979
Total Chemicals		1,676,258
Commercial Services & Supplies — 0.7%
Itoki Corp.	26,100	406,290
TRE Holdings Corp.	40,100	411,630
Total Commercial Services & Supplies		817,920
Construction & Engineering — 1.0%
Asahi Kogyosha Co. Ltd.	17,400	384,089
Yondenko Corp.	43,700	434,365
Yurtec Corp.	22,800	400,449
Total Construction & Engineering		1,218,903
Consumer Staples Distribution & Retail — 0.9%
H2O Retailing Corp.	27,400	359,139
Life Corp.	22,800	371,794
Yamatane Corp.	22,300	335,187
Total Consumer Staples Distribution & Retail		1,066,120
Diversified Consumer Services — 0.3%
Waseda Academy Co. Ltd.	23,400	339,479
Electrical Equipment — 0.6%
Endo Lighting Corp.	26,500	412,348
Mirai Industry Co. Ltd.	17,000	374,717
Total Electrical Equipment		787,065
Electronic Equipment, Instruments & Components — 1.3%
Maxell Ltd.	27,900	427,191
Nagano Keiki Co. Ltd.	28,700	445,116
Nippon Chemi-Con Corp.*	37,700	348,751
Osaki Electric Co. Ltd.	48,600	385,092
Total Electronic Equipment, Instruments & Components		1,606,150
Energy Equipment & Services — 0.3%
Toyo Kanetsu KK	24,000	379,878
Food Products — 1.8%
Kenko Mayonnaise Co. Ltd.	31,700	381,626
Megmilk Snow Brand Co. Ltd.	20,400	421,028
Mitsui DM Sugar Co. Ltd.	18,000	382,404
Nisshin Oillio Group Ltd.	11,300	378,481
Nisshin Seifun Group, Inc.	30,300	371,537
Showa Sangyo Co. Ltd.	19,300	371,237
Total Food Products		2,306,313
Gas Utilities — 0.3%
Toho Gas Co. Ltd.	13,400	398,636
Ground Transportation — 2.5%
Keio Corp.	15,500	400,887
Nagoya Railroad Co. Ltd.	34,400	369,140
Nankai Electric Railway Co. Ltd.	22,300	422,469
Nishi-Nippon Railroad Co. Ltd.	26,500	472,704
Odakyu Electric Railway Co. Ltd.	31,500	343,245
Seino Holdings Co. Ltd.	24,600	369,757
Tobu Railway Co. Ltd.	21,200	357,131
Tokyu Corp.	30,700	358,423
Total Ground Transportation		3,093,756
Health Care Providers & Services — 0.6%
Suzuken Co. Ltd.	9,300	363,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Opportunities Fund (OPPJ)
December 31, 2025

Investments	Shares	Value
Toho Holdings Co. Ltd.	12,300	$366,304
Total Health Care Providers & Services		730,069
Household Durables — 2.2%
JVCKenwood Corp.	52,000	398,099
LEC, Inc.	52,000	348,005
Panasonic Holdings Corp.	155,600	2,008,718
Total Household Durables		2,754,822
Household Products — 0.3%
Transaction Co. Ltd.	52,700	369,164
Industrial Conglomerates — 0.3%
Keihan Holdings Co. Ltd.	17,700	381,564
Insurance — 2.1%
MS&AD Insurance Group Holdings, Inc.	16,900	397,095
Sompo Holdings, Inc.	53,900	1,834,894
Tokio Marine Holdings, Inc.	10,400	385,957
Total Insurance		2,617,946
Interactive Media & Services — 0.3%
LY Corp.	138,900	369,703
IT Services — 0.3%
Ad-sol Nissin Corp.	35,600	369,298
Leisure Products — 0.3%
Daikoku Denki Co. Ltd.	23,500	428,636
Machinery — 8.0%
Aida Engineering Ltd.	64,000	487,110
Bando Chemical Industries Ltd.	29,100	380,215
Daihatsu Infinearth Mfg Co. Ltd.	19,600	316,986
Furukawa Co. Ltd.	24,100	591,180
Hirata Corp.	33,500	502,249
Iseki & Co. Ltd.	29,500	350,059
Kanadevia Corp.	57,400	347,890
Kawasaki Heavy Industries Ltd.	29,100	1,927,066
Koike Sanso Kogyo Co. Ltd.	38,300	391,442
Mitsubishi Heavy Industries Ltd.	95,100	2,329,797
Oiles Corp.	26,100	391,471
Rheon Automatic Machinery Co. Ltd.	43,400	402,588
Ryobi Ltd.	23,200	405,550
Tadano Ltd.	50,500	341,832
Takeuchi Manufacturing Co. Ltd.	8,100	348,815
Tsubakimoto Chain Co.	29,300	432,364
Total Machinery		9,946,614
Metals & Mining — 1.3%
Godo Steel Ltd.	15,200	382,558
Kobe Steel Ltd.	29,200	385,806
Mitsubishi Steel Manufacturing Co. Ltd.	32,300	386,788
Topy Industries Ltd.	24,300	479,814
Total Metals & Mining		1,634,966
Paper & Forest Products — 0.3%
Mitsubishi Paper Mills Ltd.	86,800	362,717
Pharmaceuticals — 0.7%
Daiichi Sankyo Co. Ltd.	17,800	380,199
Sawai Group Holdings Co. Ltd.	28,700	431,933
Total Pharmaceuticals		812,132
Real Estate Management & Development — 0.7%
Aoyama Zaisan Networks Co. Ltd.	28,900	291,498
Cosmos Initia Co. Ltd.	49,400	368,424
Mugen Estate Co. Ltd.	22,100	262,953
Total Real Estate Management & Development		922,875
Semiconductors & Semiconductor Equipment — 3.4%
Kioxia Holdings Corp.*	20,500	1,364,749
Socionext, Inc.	25,400	354,801
Tokyo Electron Ltd.	11,300	2,474,184
Total Semiconductors & Semiconductor Equipment		4,193,734
Specialty Retail — 2.1%
AOKI Holdings, Inc.	33,100	382,430
Fast Retailing Co. Ltd.	5,200	1,888,979
Komehyo Holdings Co. Ltd.	18,500	337,909
Total Specialty Retail		2,609,318
Textiles, Apparel & Luxury Goods — 0.6%
Kurabo Industries Ltd.	7,400	400,344
Morito Co. Ltd.	35,100	378,443
Total Textiles, Apparel & Luxury Goods		778,787
Trading Companies & Distributors — 48.0%
Hanwa Co. Ltd.	52,300	2,392,363
ITOCHU Corp.	808,500	10,187,167
Kyokuto Boeki Kaisha Ltd.	31,800	374,309
Marubeni Corp.	461,200	12,808,087
MARUKA FURUSATO Corp.	21,300	306,159
Mitsubishi Corp.	439,900	10,063,998
Mitsui & Co. Ltd.	393,700	11,661,929
Shimojima Co. Ltd.	42,100	364,207
Sumitomo Corp.	339,200	11,711,700
Total Trading Companies & Distributors		59,869,919
Wireless Telecommunication Services — 2.8%
SoftBank Corp.	2,564,700	3,514,610
TOTAL COMMON STOCKS (COST: $109,423,676)		123,503,873
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $218,467)	218,467	218,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan Opportunities Fund (OPPJ)
December 31, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $413,568)	413,568	$413,568
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost: $110,055,711)		124,135,908
Other Assets less Liabilities — 0.5%		582,570
NET ASSETS — 100.0%		$124,718,478

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $392,527 and the total market value of the collateral held by the Fund was $413,568.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/7/2026	4,674,894,093	JPY	29,827,977	USD	$–	$(3,139)
Bank of America NA	2/4/2026	23,386,038	USD	3,656,290,111	JPY	5,602	–
Barclays Bank PLC	1/7/2026	21,318,344	USD	3,314,461,006	JPY	172,782	–
Barclays Bank PLC	1/7/2026	4,441,322	USD	687,577,047	JPY	54,726	–
Deutsche Bank AG	1/7/2026	693,011,826	JPY	4,441,322	USD	–	(20,053)
Deutsche Bank AG	1/7/2026	4,674,913,988	JPY	29,827,977	USD	–	(3,012)
Deutsche Bank AG	1/7/2026	21,318,346	USD	3,314,471,144	JPY	172,719	–
Deutsche Bank AG	2/4/2026	23,386,038	USD	3,656,317,402	JPY	5,428	–
Goldman Sachs	1/7/2026	94,365,412	JPY	603,786	USD	–	(1,755)
Goldman Sachs	1/7/2026	4,441,322	USD	694,131,994	JPY	12,906	–
JPMorgan Chase Bank NA	1/7/2026	4,441,322	USD	690,222,210	JPY	37,850	–
Royal Bank of Canada	1/7/2026	4,674,892,512	JPY	29,827,977	USD	–	(3,149)
Royal Bank of Canada	1/7/2026	21,318,346	USD	3,314,483,935	JPY	172,638	–
Royal Bank of Canada	2/4/2026	23,386,038	USD	3,656,293,548	JPY	5,580	–
Standard Chartered Bank	1/6/2026	15,666,000	JPY	100,257	USD	–	(311)
Standard Chartered Bank	1/7/2026	21,318,346	USD	3,314,459,185	JPY	172,796	–
UBS Group AG	1/7/2026	4,674,741,970	JPY	29,827,977	USD	–	(4,110)
UBS Group AG	1/7/2026	21,318,346	USD	3,314,619,072	JPY	171,776	–
UBS Group AG	1/7/2026	4,441,322	USD	689,995,347	JPY	39,297	–
UBS Group AG	2/4/2026	23,386,036	USD	3,656,170,529	JPY	6,365	–
						$1,030,465	$(35,529)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan Opportunities Fund (OPPJ)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$123,503,873	$–	$–	$123,503,873
Mutual Fund	–	218,467	–	218,467
Investment of Cash Collateral for Securities Loaned	–	413,568	–	413,568
Total Investments in Securities	$123,503,873	$632,035	$–	$124,135,908
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$1,030,465	$–	$1,030,465
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(35,529)	$–	$(35,529)
Total - Net	$123,503,873	$1,626,971	$–	$125,130,844

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

llde

Investments	Shares	Value
COMMON STOCKS — 99.6%
Japan — 99.6%
Air Freight & Logistics — 0.9%
AIT Corp.	16,800	$232,153
Hamakyorex Co. Ltd.	19,300	218,309
Konoike Transport Co. Ltd.	36,700	767,974
Mitsui-Soko Holdings Co. Ltd.	9,300	221,249
SBS Holdings, Inc.	7,200	173,632
Senko Group Holdings Co. Ltd.	74,056	922,954
Shibusawa Logistics Corp.	32,600	265,176
Total Air Freight & Logistics		2,801,447
Automobile Components — 3.5%
Ahresty Corp.	20,700	105,781
Aisan Industry Co. Ltd.	34,300	489,078
Daido Metal Co. Ltd.	32,000	200,274
Daikyonishikawa Corp.	64,500	327,963
Eagle Industry Co. Ltd.(a)	27,200	495,603
Exedy Corp.	55,925	2,001,590
Fujikura Composites, Inc.	19,000	249,220
FuKoKu Co. Ltd.	17,100	211,861
Futaba Industrial Co. Ltd.	53,400	356,693
GS Yuasa Corp.	29,600	708,157
G-Tekt Corp.	32,400	405,969
H-One Co. Ltd.	31,900	287,974
KYB Corp.	30,100	857,421
Musashi Seimitsu Industry Co. Ltd.	14,400	234,633
NPR-RIKEN Corp.	25,500	588,105
Press Kogyo Co. Ltd.	78,600	407,179
Sanoh Industrial Co. Ltd.	25,400	139,036
Seiren Co. Ltd.	32,711	638,589
Shoei Co. Ltd.	30,200	342,374
T RAD Co. Ltd.	5,500	288,079
Tachi-S Co. Ltd.	42,500	564,787
Tokai Rika Co. Ltd.	36,558	726,519
Topre Corp.	25,300	382,054
Unipres Corp.	36,900	301,801
Yutaka Giken Co. Ltd.	6,400	128,821
Total Automobile Components		11,439,561
Banks — 9.2%
Aichi Financial Group, Inc.	18,200	534,116
Akita Bank Ltd.	15,100	387,748
Aozora Bank Ltd.	70,400	1,126,885
Awa Bank Ltd.	15,375	430,121
Bank of Iwate Ltd.	13,400	444,544
Bank of Nagoya Ltd.	28,800	800,179
Bank of Saga Ltd.	9,000	232,543
Bank of the Ryukyus Ltd.	19,408	229,065
CCI Group, Inc.	77,400	398,987
Chugin Financial Group, Inc.	123,100	1,940,212
Daishi Hokuetsu Financial Group, Inc.	193,030	2,004,867
Ehime Bank Ltd.	25,599	243,341
FIDEA Holdings Co. Ltd.	13,580	164,785
First Bank of Toyama Ltd.(a)	43,100	499,069
Fukui Bank Ltd.	13,548	223,949
Hyakugo Bank Ltd.	88,400	646,313
Hyakujushi Bank Ltd.	13,800	586,354
Juroku Financial Group, Inc.	18,400	845,194
Keiyo Bank Ltd.	50,742	538,675
Kita-Nippon Bank Ltd.	7,300	210,507
Kiyo Bank Ltd.	56,890	1,183,205
Kyushu Financial Group, Inc.	172,100	1,117,725
Miyazaki Bank Ltd.	9,600	400,549
Musashino Bank Ltd.	16,400	508,495
Nanto Bank Ltd.	18,400	699,633
Nishi-Nippon Financial Holdings, Inc.	70,400	1,442,179
North Pacific Bank Ltd.	175,615	950,088
Ogaki Kyoritsu Bank Ltd.	23,742	710,389
Oita Bank Ltd.	9,300	385,065
Okinawa Financial Group, Inc.	14,880	452,347
Procrea Holdings, Inc.	16,562	230,238
San ju San Financial Group, Inc.	19,200	539,577
San-In Godo Bank Ltd.	82,500	783,709
Senshu Ikeda Holdings, Inc.	98,140	495,255
Seven Bank Ltd.	633,500	1,233,091
Shiga Bank Ltd.	12,200	558,844
Shikoku Bank Ltd.	33,100	371,239
Suruga Bank Ltd.	87,100	949,656
Tochigi Bank Ltd.	44,500	206,112
Toho Bank Ltd.	89,600	309,251
Tokyo Kiraboshi Financial Group, Inc.	14,300	793,710
TOMONY Holdings, Inc.	128,700	643,726
Towa Bank Ltd.	35,700	245,296
Yamagata Bank Ltd.	18,000	222,093
Yamaguchi Financial Group, Inc.	111,700	1,512,897
Yamanashi Chuo Bank Ltd.	20,400	525,797
Total Banks		29,957,620
Beverages — 0.3%
Ito En Ltd.	17,000	333,504
Takara Holdings, Inc.	48,911	501,451
Total Beverages		834,955
Biotechnology — 0.1%
Takara Bio, Inc.	39,000	197,805
Broadline Retail — 0.6%
Aeon Kyushu Co. Ltd.(a)	9,500	179,521
Belluna Co. Ltd.	43,784	278,216
Izumi Co. Ltd.	22,000	421,066
Kintetsu Department Store Co. Ltd.	10,500	122,789
Matsuya Co. Ltd.	10,200	120,126
Mr. Max Holdings Ltd.	30,600	156,958
Seria Co. Ltd.	24,100	535,060
Treasure Factory Co. Ltd.	9,500	101,397
Total Broadline Retail		1,915,133
Building Products — 1.2%
Bunka Shutter Co. Ltd.	30,800	402,230
Central Glass Co. Ltd.	11,686	259,821
Kondotec, Inc.	13,500	135,650
Nichias Corp.	29,100	1,257,977
Nitto Boseki Co. Ltd.	5,100	331,877
Sanko Metal Industrial Co. Ltd.	9,600	90,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

Investments	Shares	Value
Shin Nippon Air Technologies Co. Ltd.	24,600	$493,585
Sinko Industries Ltd.	23,100	208,680
Takara Standard Co. Ltd.	47,631	886,102
Total Building Products		4,065,954
Capital Markets — 2.0%
GMO Financial Holdings, Inc.(a)	129,700	723,199
Ichiyoshi Securities Co. Ltd.	30,588	211,537
IwaiCosmo Holdings, Inc.	25,600	534,065
M&A Capital Partners Co. Ltd.	8,600	184,899
Matsui Securities Co. Ltd.	174,100	949,667
Monex Group, Inc.	122,300	570,362
Nihon M&A Center Holdings, Inc.	211,800	973,973
Okasan Securities Group, Inc.	145,500	698,051
SBI Global Asset Management Co. Ltd.	38,044	147,569
Sparx Group Co. Ltd.	14,100	145,727
Strike Co. Ltd.	11,900	312,788
Tokai Tokyo Financial Holdings, Inc.	190,500	834,945
Traders Holdings Co. Ltd.	20,200	122,686
Total Capital Markets		6,409,468
Chemicals — 10.0%
ADEKA Corp.	64,925	1,605,469
Aica Kogyo Co. Ltd.	51,115	1,147,230
Arakawa Chemical Industries Ltd.	23,000	179,017
Artience Co. Ltd.	24,302	533,343
Asahi Yukizai Corp.(a)	8,500	293,375
C Uyemura & Co. Ltd.	5,800	542,461
Carlit Co. Ltd.	14,200	170,677
Chugoku Marine Paints Ltd.	33,300	937,953
Dai Nippon Toryo Co. Ltd.	23,400	201,090
Daicel Corp.	163,800	1,461,968
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,742	390,781
DIC Corp.	32,400	755,094
DKS Co. Ltd.	4,500	236,275
Fujimi, Inc.	29,100	440,181
Fuso Chemical Co. Ltd.	8,400	341,370
Harima Chemicals Group, Inc.	28,300	167,368
Hodogaya Chemical Co. Ltd.	10,400	148,624
Hokko Chemical Industry Co. Ltd.	13,500	141,938
Ise Chemicals Corp.	15,000	448,818
Ishihara Sangyo Kaisha Ltd.	41,000	717,229
JCU Corp.	10,300	321,659
JSP Corp.	18,223	284,486
Kaneka Corp.	31,900	894,450
Kanto Denka Kogyo Co. Ltd.	20,900	147,338
KeePer Technical Laboratory Co. Ltd.(a)	6,700	150,461
KH Neochem Co. Ltd.	18,200	287,610
Koatsu Gas Kogyo Co. Ltd.	26,500	177,010
Konishi Co. Ltd.	33,100	280,857
Kureha Corp.	27,592	719,087
Kuriyama Holdings Corp.	15,400	162,896
Lintec Corp.	40,765	1,149,519
MEC Co. Ltd.	4,000	130,148
Moriroku Co. Ltd.	10,200	162,359
Nicca Chemical Co. Ltd.	14,200	140,691
Nihon Nohyaku Co. Ltd.	45,500	294,344
Nippon Carbide Industries Co., Inc.	10,600	173,257
Nippon Chemical Industrial Co. Ltd.	6,800	120,213
Nippon Kayaku Co. Ltd.	106,500	1,142,491
Nippon Shokubai Co. Ltd.	128,400	1,642,835
Nippon Soda Co. Ltd.	34,836	804,532
Okura Industrial Co. Ltd.	9,400	291,754
Osaka Organic Chemical Industry Ltd.	8,500	216,913
Osaka Soda Co. Ltd.	24,800	342,702
PILLAR Corp.	9,800	299,793
Rasa Industries Ltd.	5,800	232,007
Riken Technos Corp.	45,900	449,498
Sakai Chemical Industry Co. Ltd.	13,200	267,798
Sakata INX Corp.	43,200	652,913
Sanyo Chemical Industries Ltd.	15,935	530,675
Shin-Etsu Polymer Co. Ltd.	49,800	636,062
Soken Chemical & Engineering Co. Ltd.	12,500	210,453
Stella Chemifa Corp.	9,000	252,065
Sumitomo Seika Chemicals Co. Ltd.	7,500	258,381
T Hasegawa Co. Ltd.	18,700	336,193
Takasago International Corp.	74,600	701,524
Tayca Corp.	19,100	150,490
Teijin Ltd.	105,700	914,073
Toagosei Co. Ltd.	69,700	729,928
Tokai Carbon Co. Ltd.	85,300	527,435
Tokuyama Corp.	42,500	1,117,914
Toyobo Co. Ltd.	45,753	367,787
UBE Corp.	69,393	1,138,214
Valqua Ltd.	6,937	179,682
Zacros Corp.	35,700	263,061
Zeon Corp.	125,400	1,431,646
Total Chemicals		32,545,465
Commercial Services & Supplies — 1.3%
CTS Co. Ltd.	24,800	165,813
Daiei Kankyo Co. Ltd.	14,600	361,868
grems, Inc.	7,600	122,525
Itoki Corp.	18,900	294,210
Japan Elevator Service Holdings Co. Ltd.	21,700	240,680
Kokuyo Co. Ltd.	138,700	774,887
Matsuda Sangyo Co. Ltd.	3,900	131,373
Nippon Air Conditioning Services Co. Ltd.	23,700	195,049
Nippon Kanzai Holdings Co. Ltd.	7,500	133,210
Nippon Parking Development Co. Ltd.	94,100	156,088
Okamura Corp.	53,676	785,219
Park24 Co. Ltd.	16,000	213,340
Pilot Corp.	12,300	382,391
Sato Corp.	7,038	107,807
TRE Holdings Corp.	13,000	133,446
Total Commercial Services & Supplies		4,197,906
Construction & Engineering — 7.2%
Asahi Kogyosha Co. Ltd.	17,300	381,881
Asanuma Corp.	68,400	445,978
CTI Engineering Co. Ltd.	6,300	119,453
Dai-Dan Co. Ltd.	74,700	1,179,988
Daiho Corp.	51,600	258,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

Investments	Shares	Value
Hazama Ando Corp.	163,000	$1,966,461
INFRONEER Holdings, Inc.	126,300	1,722,731
JDC Corp.	40,400	139,181
Kawada Technologies, Inc.	10,800	301,445
Kumagai Gumi Co. Ltd.	78,500	773,757
Mirait One Corp.	29,300	655,182
Mitsubishi Kakoki Kaisha Ltd.	10,800	222,208
Miyaji Engineering Group, Inc.	12,500	149,925
Nippon Densetsu Kogyo Co. Ltd.	22,300	470,911
Nippon Rietec Co. Ltd.	13,500	195,939
Nishimatsu Construction Co. Ltd.	21,007	766,060
Nittoc Construction Co. Ltd.	19,300	159,699
Okumura Corp.	19,870	784,684
Oriental Shiraishi Corp.	55,700	147,117
Penta-Ocean Construction Co. Ltd.	74,993	753,781
PS Construction Co. Ltd.	37,800	690,430
Raito Kogyo Co. Ltd.	26,900	580,921
Raiznext Corp.	31,400	487,392
Sanki Engineering Co. Ltd.	38,900	1,424,517
Seikitokyu Kogyo Co. Ltd.	19,000	199,885
SHO-BOND Holdings Co. Ltd.	72,400	611,551
Taihei Dengyo Kaisha Ltd.	18,300	252,531
Taikisha Ltd.	22,930	482,021
Takamatsu Construction Group Co. Ltd.	9,600	245,903
Techno Ryowa Ltd.	5,100	216,045
Toa Corp.	89,300	1,612,864
TOA Road Corp.	51,600	563,915
Toda Corp.	136,949	1,106,111
Toenec Corp.	61,200	757,069
Tokyo Energy & Systems, Inc.	16,500	192,953
Tokyu Construction Co. Ltd.	61,000	509,420
Totetsu Kogyo Co. Ltd.	22,879	663,403
Yahagi Construction Co. Ltd.	24,500	364,659
Yokogawa Bridge Holdings Corp.	10,600	204,568
Yondenko Corp.	24,900	247,499
Yurtec Corp.	36,000	632,288
Total Construction & Engineering		23,640,746
Construction Materials — 0.5%
Asia Pile Holdings Corp.	35,200	316,642
Maeda Kosen Co. Ltd.	15,200	191,812
Shinagawa Refra Co. Ltd.	35,000	472,264
Sumitomo Osaka Cement Co. Ltd.	15,440	374,315
Vertex Corp.	26,100	218,464
Yotai Refractories Co. Ltd.	18,900	218,367
Total Construction Materials		1,791,864
Consumer Finance — 0.1%
Aiful Corp.	101,900	363,406
Consumer Staples Distribution & Retail — 2.7%
Aeon Hokkaido Corp.	29,600	172,601
Ain Holdings, Inc.	6,400	272,953
Arcs Co. Ltd.	20,194	436,101
Axial Retailing, Inc.	54,200	398,690
Belc Co. Ltd.	5,500	264,219
Cawachi Ltd.	11,600	222,017
Create SD Holdings Co. Ltd.	24,100	513,535
Eco's Co. Ltd.	8,400	162,110
Fuji Co. Ltd.	18,100	246,537
G-7 Holdings, Inc.	28,700	258,903
H2O Retailing Corp.	38,100	499,387
Halows Co. Ltd.	5,400	158,991
Heiwado Co. Ltd.	25,763	473,857
JM Holdings Co. Ltd.	21,700	232,582
Kato Sangyo Co. Ltd.	12,116	495,477
Kusuri no Aoki Holdings Co. Ltd.(a)	9,500	283,524
Lacto Japan Co. Ltd.	6,600	145,478
Life Corp.	48,300	787,616
Okuwa Co. Ltd.	21,900	118,061
Qol Holdings Co. Ltd.	11,700	159,663
Retail Partners Co. Ltd.	27,000	230,649
San-A Co. Ltd.	27,600	521,731
Shoei Foods Corp.(a)	5,500	142,461
Toho Co. Ltd.	7,800	194,073
Trial Holdings, Inc.(a)	13,800	272,927
United Super Markets Holdings, Inc.	39,826	229,690
Valor Holdings Co. Ltd.	29,491	634,053
Yamatane Corp.	12,000	180,369
Yokorei Co. Ltd.(a)	27,400	220,431
Total Consumer Staples Distribution & Retail		8,928,686
Containers & Packaging — 1.1%
FP Corp.	31,100	521,822
Fuji Seal International, Inc.	29,610	592,219
Hokkan Holdings Ltd.	15,700	237,987
Kohsoku Corp.	19,400	368,333
Nihon Yamamura Glass Co. Ltd.	13,000	251,300
Pack Corp.	31,500	259,444
Rengo Co. Ltd.	122,600	950,718
Tomoku Co. Ltd.	15,600	351,322
Total Containers & Packaging		3,533,145
Distributors — 0.5%
Central Automotive Products Ltd.	27,500	330,537
GSI Creos Corp.	14,000	221,506
Happinet Corp.	20,400	383,285
PALTAC Corp.	22,000	677,074
Yamae Group Holdings Co. Ltd.	9,400	151,904
Total Distributors		1,764,306
Diversified Consumer Services — 0.3%
Aucnet, Inc.	26,000	343,526
JP-Holdings, Inc.	31,800	145,869
Nagase Brothers, Inc.	12,700	208,878
San Holdings, Inc.	15,300	146,221
Waseda Academy Co. Ltd.	11,600	168,288
Total Diversified Consumer Services		1,012,782
Diversified Telecommunication Services — 0.2%
Asahi Net, Inc.	49,900	223,164
U-Next Holdings Co. Ltd.	18,500	236,288
Vision, Inc.	23,900	197,153
Total Diversified Telecommunication Services		656,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

Investments	Shares	Value
Electric Utilities — 1.0%
Chugoku Electric Power Co., Inc.	194,700	$1,235,934
Hokkaido Electric Power Co., Inc.	68,700	460,645
Hokuriku Electric Power Co.	78,100	486,303
Okinawa Electric Power Co., Inc.(a)	27,800	197,754
Shikoku Electric Power Co., Inc.	92,100	911,041
Total Electric Utilities		3,291,677
Electrical Equipment — 1.1%
Cosel Co. Ltd.(a)	15,200	105,603
Daihen Corp.	4,700	299,550
Mabuchi Motor Co. Ltd.	93,400	857,162
Mirai Industry Co. Ltd.	9,200	202,788
Nitto Kogyo Corp.	32,100	842,716
Sanyo Denki Co. Ltd.	6,100	163,256
Sinfonia Technology Co. Ltd.	5,300	306,683
SWCC Corp.	7,100	468,366
Toyo Tanso Co. Ltd.	6,000	184,503
Total Electrical Equipment		3,430,627
Electronic Equipment, Instruments & Components — 7.0%
A&D HOLON Holdings Co. Ltd.	14,800	192,713
Ai Holdings Corp.	20,000	360,841
Alps Alpine Co. Ltd.	93,200	1,185,328
Amano Corp.	42,635	1,145,674
Anritsu Corp.	60,300	863,462
Chino Corp.	20,000	180,038
Citizen Watch Co. Ltd.	143,000	1,164,107
Daitron Co. Ltd.	19,400	300,385
Daiwabo Holdings Co. Ltd.	44,195	868,703
Dexerials Corp.	63,800	1,069,880
Enplas Corp.	2,600	154,097
ESPEC Corp.	16,500	353,169
FTGroup Co. Ltd.	20,800	170,519
Furuno Electric Co. Ltd.	11,700	595,655
Hagiwara Electric Holdings Co. Ltd.	4,100	96,912
Hakuto Co. Ltd.	12,834	320,553
Hioki EE Corp.	6,700	260,742
Hochiki Corp.	13,900	393,735
Hokuriku Electric Industry Co. Ltd.	9,300	172,775
Iriso Electronics Co. Ltd.	13,800	283,052
Japan Aviation Electronics Industry Ltd.	18,900	303,374
Jeol Ltd.	15,600	500,709
Kaga Electronics Co. Ltd.	25,700	635,347
Koa Corp.	19,400	169,810
Kohoku Kogyo Co. Ltd.	4,900	96,440
Kuroda Group Co. Ltd.	72,900	436,251
Kyosan Electric Manufacturing Co. Ltd.	59,100	229,998
Macnica Holdings, Inc.	84,600	1,291,304
Marubun Corp.	32,200	267,674
Maxell Ltd.	18,700	286,325
Meiko Electronics Co. Ltd.	4,100	280,143
Nagano Keiki Co. Ltd.	9,700	150,440
Nichicon Corp.	23,000	240,059
Nippon Signal Co. Ltd.	55,800	466,350
Nohmi Bosai Ltd.	33,491	824,749
Oki Electric Industry Co. Ltd.	34,000	430,572
Optex Group Co. Ltd.	14,500	236,355
Osaki Electric Co. Ltd.	28,900	228,995
Restar Corp.	21,000	374,462
Rigaku Holdings Corp.	66,600	521,345
Riken Keiki Co. Ltd.	10,000	204,153
RYODEN Corp.	14,761	339,961
Ryoyo Ryosan Holdings, Inc.	36,400	721,057
Sanshin Electronics Co. Ltd.	20,000	399,375
Santec Holdings Corp.	5,000	291,237
Satori Electric Co. Ltd.	9,800	117,416
Siix Corp.	26,000	217,130
Sumida Corp.	17,000	124,074
Sun-Wa Technos Corp.	14,100	266,987
Suzuki Co. Ltd.	15,400	236,779
Tachibana Eletech Co. Ltd.	8,700	170,675
Takachiho Koheki Co. Ltd.(a)	18,000	243,338
Tokyo Electron Device Ltd.	13,100	283,738
Tomen Devices Corp.(a)	4,600	388,261
Tsuzuki Denki Co. Ltd.	10,300	229,006
V Technology Co. Ltd.	4,700	89,655
Yashima Denki Co. Ltd.(a)	11,500	211,445
Yokowo Co. Ltd.	15,700	226,067
Total Electronic Equipment, Instruments & Components		22,863,396
Energy Equipment & Services — 0.1%
Toyo Kanetsu KK	24,200	383,044
Entertainment — 0.3%
Anycolor, Inc.	13,400	414,623
Daiichikosho Co. Ltd.	50,800	546,097
Total Entertainment		960,720
Financial Services — 0.4%
GMO Financial Gate, Inc.	2,500	82,937
Japan Investment Adviser Co. Ltd.	39,100	508,379
Japan Securities Finance Co. Ltd.	52,000	671,460
J-Lease Co. Ltd.	11,900	109,931
Total Financial Services		1,372,707
Food Products — 4.4%
Ariake Japan Co. Ltd.	11,028	372,185
Calbee, Inc.	38,300	730,594
Chubu Shiryo Co. Ltd.	24,800	273,718
Ezaki Glico Co. Ltd.	13,400	463,437
Feed One Co. Ltd.	32,900	222,279
Fuji Oil Co. Ltd.	17,500	407,621
Fujicco Co. Ltd.	22,500	227,232
Fujiya Co. Ltd.	7,900	127,311
Hokuto Corp.	11,991	154,836
House Foods Group, Inc.	25,000	459,105
Itoham Yonekyu Holdings, Inc.	20,700	739,545
J-Oil Mills, Inc.	17,600	224,905
Kakiyasu Honten Co. Ltd.(a)	9,100	155,706
Kameda Seika Co. Ltd.	7,000	174,168
Kanro, Inc.	18,800	198,741
Kenko Mayonnaise Co. Ltd.	10,000	120,387
Kotobuki Spirits Co. Ltd.(a)	39,200	458,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

Investments	Shares	Value
Kyokuyo Co. Ltd.	6,200	$192,829
Marudai Food Co. Ltd.	18,600	260,705
Maruha Nichiro Corp.	66,696	547,201
Megmilk Snow Brand Co. Ltd.	23,300	480,880
Mitsui DM Sugar Co. Ltd.	18,198	386,611
Miyoshi Oil & Fat Co. Ltd.	11,900	175,602
Morinaga & Co. Ltd.	43,674	741,158
Morinaga Milk Industry Co. Ltd.	30,800	731,757
Nichimo Co. Ltd.	10,300	162,308
Nippn Corp.	32,483	493,426
Nisshin Oillio Group Ltd.	18,000	602,890
Nissui Corp.	124,800	910,850
Prima Meat Packers Ltd.	27,600	469,259
Riken Vitamin Co. Ltd.	26,800	507,293
S Foods, Inc.	18,600	323,004
S&B Foods, Inc.	9,000	231,395
Sakata Seed Corp.	13,500	367,763
Shimadaya Corp.	9,300	104,128
Showa Sangyo Co. Ltd.	14,200	273,138
Starzen Co. Ltd.	40,500	324,269
Warabeya Nichiyo Holdings Co. Ltd.	7,700	161,374
Wellneo Sugar Co. Ltd.	26,600	479,239
Total Food Products		14,437,260
Gas Utilities — 0.7%
Hokkaido Gas Co. Ltd.	64,600	313,222
Nippon Gas Co. Ltd.	81,300	1,540,729
Saibu Gas Holdings Co. Ltd.	29,700	427,277
Total Gas Utilities		2,281,228
Ground Transportation — 1.7%
Keikyu Corp.	77,400	757,236
Maruzen Showa Unyu Co. Ltd.	9,000	470,828
Nagoya Railroad Co. Ltd.	52,300	561,221
Nankai Electric Railway Co. Ltd.	21,900	414,891
Nishi-Nippon Railroad Co. Ltd.	15,400	274,704
Sakai Moving Service Co. Ltd.	26,200	479,220
Seino Holdings Co. Ltd.	112,400	1,689,460
Sotetsu Holdings, Inc.	24,100	433,276
Zero Co. Ltd.	13,300	341,950
Total Ground Transportation		5,422,786
Health Care Equipment & Supplies — 1.1%
Eiken Chemical Co. Ltd.	15,470	237,560
Hogy Medical Co. Ltd.	5,900	251,440
Japan Lifeline Co. Ltd.	37,800	380,062
Mizuho Medy Co. Ltd.	14,200	154,461
Nagaileben Co. Ltd.	19,026	218,123
Nakanishi, Inc.	33,200	419,594
Nihon Kohden Corp.	42,500	456,330
Nipro Corp.	29,400	277,035
PHC Holdings Corp.(a)	75,000	532,074
Rion Co. Ltd.	9,800	164,120
Shofu, Inc.	16,800	195,604
Tauns Laboratories, Inc.(a)	80,500	261,409
Total Health Care Equipment & Supplies		3,547,812
Health Care Providers & Services — 1.6%
Alfresa Holdings Corp.	79,600	1,234,538
As One Corp.	29,200	447,841
Charm Care Corp. KK	16,300	132,068
Elan Corp.	20,500	94,558
Falco Holdings Co. Ltd.	11,200	191,567
France Bed Holdings Co. Ltd.	20,300	170,953
HU Group Holdings, Inc.	25,000	539,411
Ship Healthcare Holdings, Inc.	32,414	542,732
Solasto Corp.	41,600	225,058
Suzuken Co. Ltd.	16,500	645,389
Toho Holdings Co. Ltd.	15,200	452,669
Tokai Corp.	9,100	145,837
Vital KSK Holdings, Inc.	34,500	301,541
Total Health Care Providers & Services		5,124,162
Health Care Technology — 0.1%
EM Systems Co. Ltd.	57,100	289,243
JMDC, Inc.	5,100	129,660
Total Health Care Technology		418,903
Hotels, Restaurants & Leisure — 1.8%
Create Restaurants Holdings, Inc.(a)	52,300	258,922
Curves Holdings Co. Ltd.	45,800	234,048
Doutor Nichires Holdings Co. Ltd.	15,100	250,278
Fast Fitness Japan, Inc.	13,400	197,480
Fuji Kyuko Co. Ltd.	10,200	134,963
Hiday Hidaka Corp.	11,498	253,441
HIS Co. Ltd.(a)	12,100	101,975
Ichibanya Co. Ltd.	14,980	87,159
Kisoji Co. Ltd.(a)	9,200	149,318
KOMEDA Holdings Co. Ltd.	15,400	298,185
Koshidaka Holdings Co. Ltd.(a)	32,500	253,788
Kura Sushi, Inc.	4,800	99,525
Kyoritsu Maintenance Co. Ltd.	16,800	300,373
Monogatari Corp.	6,100	171,623
MOS Food Services, Inc.	6,200	168,107
Ohsho Food Service Corp.	21,900	449,191
Resorttrust, Inc.	79,216	991,811
Round One Corp.	55,900	399,426
Royal Holdings Co. Ltd.	20,600	173,216
Saizeriya Co. Ltd.	5,500	192,287
St. Marc Holdings Co. Ltd.	10,900	187,549
Tokyotokeiba Co. Ltd.	8,642	313,162
Toridoll Holdings Corp.(a)	7,600	205,485
Yoshinoya Holdings Co. Ltd.	7,400	144,983
Total Hotels, Restaurants & Leisure		6,016,295
Household Durables — 1.9%
&Do Holdings Co. Ltd.(a)	20,200	136,346
Casio Computer Co. Ltd.	108,700	880,723
Cleanup Corp.	43,200	240,880
ES-Con Japan Ltd.	71,900	544,944
Eslead Corp.	9,400	402,399
Foster Electric Co. Ltd.	16,600	287,107
Fuji Corp. Ltd.	25,100	131,309
Global Ltd.(a)	23,200	136,614
Hoosiers Holdings Co. Ltd.	34,800	292,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

Investments	Shares	Value
JVCKenwood Corp.	35,300	$270,248
Ki-Star Real Estate Co. Ltd.	11,300	474,363
LEC, Inc.	17,800	119,125
Noritz Corp.	27,100	344,920
Sangetsu Corp.	39,200	777,773
Tamron Co. Ltd.	85,628	564,862
TASUKI Holdings, Inc.	51,600	263,028
Zojirushi Corp.	28,700	286,735
Total Household Durables		6,153,550
Household Products — 0.4%
Earth Corp.	9,200	291,416
Pigeon Corp.	62,800	645,649
ST Corp.	22,000	212,638
Transaction Co. Ltd.	23,300	163,217
Total Household Products		1,312,920
Independent Power and Renewable Electricity Producers — 0.0%
eRex Co. Ltd.	22,700	88,920
Industrial Conglomerates — 0.5%
Keihan Holdings Co. Ltd.	14,200	306,114
Mie Kotsu Group Holdings, Inc.	37,000	127,468
Mitsui Matsushima Holdings Co. Ltd.	13,700	123,413
Nisshinbo Holdings, Inc.	55,900	467,542
TOKAI Holdings Corp.	70,400	485,517
Total Industrial Conglomerates		1,510,054
Insurance — 0.1%
FP Partner, Inc.(a)	14,900	201,715
Zenhoren Co. Ltd.(a)	28,600	183,192
Total Insurance		384,907
Interactive Media & Services — 0.2%
Kamakura Shinsho Ltd.	38,500	154,496
LIFULL Co. Ltd.	91,800	104,248
MTI Ltd.	26,900	124,937
Sharingtechnology, Inc.	19,000	143,641
ZIGExN Co. Ltd.	32,600	100,039
Total Interactive Media & Services		627,361
IT Services — 2.3%
Avant Group Corp.	12,300	137,325
Base Co. Ltd.	12,900	263,769
Business Brain Showa-Ota, Inc.	7,000	158,984
Business Engineering Corp.	29,000	315,449
Change Holdings, Inc.(a)	23,000	145,268
Comture Corp.	16,900	184,370
Dentsu Soken, Inc.	42,900	749,371
Digital Information Technologies Corp.	19,400	161,888
Double Standard, Inc.	11,700	129,507
DTS Corp.	87,328	684,718
Future Corp.	27,000	341,580
ID Holdings Corp.	14,700	204,728
Ines Corp.	10,400	129,581
I-NET Corp.	7,000	112,182
Itfor, Inc.	18,600	203,509
Japan Business Systems, Inc.	18,000	189,709
JBCC Holdings, Inc.	45,800	466,634
Mamezo Co. Ltd.(a)	17,900	387,703
Mitsubishi Research Institute, Inc.	6,200	197,378
NCD Co. Ltd.	7,800	149,536
NSD Co. Ltd.	31,800	702,767
Ryoyu Systems Co. Ltd.	8,200	177,607
Simplex Holdings, Inc.	58,500	392,252
Softcreate Holdings Corp.	11,800	162,458
Startia Holdings, Inc.	11,000	202,182
TDC Soft, Inc.	18,300	159,247
TechMatrix Corp.	12,000	178,915
Uchida Yoko Co. Ltd.	5,900	403,885
Total IT Services		7,692,502
Leisure Products — 0.6%
Daikoku Denki Co. Ltd.	11,000	200,638
GLOBERIDE, Inc.	12,300	170,597
Mamiya-Op Co. Ltd.	14,200	148,210
Mizuno Corp.	22,369	441,686
Roland Corp.	19,900	453,239
Tomy Co. Ltd.	25,900	455,640
Yonex Co. Ltd.	12,300	260,525
Total Leisure Products		2,130,535
Life Sciences Tools & Services — 0.1%
Shin Nippon Biomedical Laboratories Ltd.	17,300	184,539
Machinery — 5.4%
Aida Engineering Ltd.	20,000	152,222
Anest Iwata Corp.	26,900	280,421
Bando Chemical Industries Ltd.	20,600	269,156
CKD Corp.	17,900	349,447
Daihatsu Infinearth Mfg Co. Ltd.	8,600	139,086
DMG Mori Co. Ltd.	54,500	916,533
Furukawa Co. Ltd.	11,300	277,192
Galilei Co. Ltd.	14,900	361,224
Glory Ltd.	20,900	528,150
Harmonic Drive Systems, Inc.	6,600	159,163
Hosokawa Micron Corp.	4,500	161,919
Kanadevia Corp.	42,200	255,766
Kitz Corp.	40,789	452,532
Kyokuto Kaihatsu Kogyo Co. Ltd.	25,380	506,807
Max Co. Ltd.	17,200	758,251
Meidensha Corp.	18,000	639,638
METAWATER Co. Ltd.	11,800	253,322
Mitsubishi Logisnext Co. Ltd.	13,300	130,501
Mitsuboshi Belting Ltd.	13,146	329,185
Miura Co. Ltd.	34,000	659,198
Morita Holdings Corp.	13,405	235,696
Nabtesco Corp.	30,300	724,517
Nachi-Fujikoshi Corp.	6,300	174,838
Nikkiso Co. Ltd.	13,000	131,704
Nissei ASB Machine Co. Ltd.	7,400	296,482
Nomura Micro Science Co. Ltd.	8,900	169,148
Noritake Co. Ltd.	10,000	364,286
NSK Ltd.	287,600	1,790,424
NTN Corp.	194,100	455,205
Obara Group, Inc.	7,179	175,416
Oiles Corp.	13,500	202,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

Investments	Shares	Value
OKUMA Corp.	21,540	$498,837
OSG Corp.	30,200	440,443
Ryobi Ltd.	8,900	155,577
Shibaura Machine Co. Ltd.	8,561	234,035
Shinmaywa Industries Ltd.	22,685	277,294
Shinwa Co. Ltd.	5,600	110,753
Takeuchi Manufacturing Co. Ltd.	22,200	956,011
Takuma Co. Ltd.	32,300	510,428
Teikoku Electric Manufacturing Co. Ltd.	11,200	219,363
Tocalo Co. Ltd.	34,700	492,346
Tsubakimoto Chain Co.	53,335	787,035
Tsugami Corp.	19,100	350,086
Union Tool Co.	2,900	157,817
YAMABIKO Corp.	17,400	329,917
Total Machinery		17,819,856
Marine Transportation — 0.3%
Iino Kaiun Kaisha Ltd.	45,800	414,332
Japan Transcity Corp.	21,600	156,545
NS United Kaiun Kaisha Ltd.	11,700	455,325
Total Marine Transportation		1,026,202
Media — 0.6%
Intage Holdings, Inc.	17,800	200,775
SKY Perfect JSAT Holdings, Inc.	96,000	1,221,245
ValueCommerce Co. Ltd.	42,000	178,187
Vector, Inc.	25,600	196,314
Zenrin Co. Ltd.	36,680	246,413
Total Media		2,042,934
Metals & Mining — 3.1%
Aichi Steel Corp.	30,500	568,379
Araya Industrial Co. Ltd.	6,100	194,973
ARE Holdings, Inc.	39,800	811,260
Chubu Steel Plate Co. Ltd.	21,000	298,766
Daido Steel Co. Ltd.	91,600	934,730
Daiki Aluminium Industry Co. Ltd.	37,300	286,987
Dowa Holdings Co. Ltd.	23,300	1,104,760
Godo Steel Ltd.	16,500	415,276
Kurimoto Ltd.	48,600	519,347
Kyoei Steel Ltd.	26,014	406,611
Mitsubishi Materials Corp.	55,900	1,308,833
Mitsubishi Steel Manufacturing Co. Ltd.	12,300	147,291
Mory Industries, Inc.	25,300	164,960
Nippon Denko Co. Ltd.	83,800	191,396
Nippon Light Metal Holdings Co. Ltd.	29,600	481,546
Nippon Yakin Kogyo Co. Ltd.	11,900	343,536
OSAKA Titanium Technologies Co. Ltd.(a)	8,300	99,603
Toho Titanium Co. Ltd.	14,500	122,387
Tokyo Rope Manufacturing Co. Ltd.	18,500	191,910
Tokyo Tekko Co. Ltd.	9,200	362,729
Topy Industries Ltd.	21,100	416,629
UACJ Corp.	59,500	805,885
Total Metals & Mining		10,177,794
Oil, Gas & Consumable Fuels — 0.9%
Itochu Enex Co. Ltd.	81,281	984,219
Iwatani Corp.	97,200	1,021,640
Sala Corp.	45,200	327,007
San-Ai Obbli Co. Ltd.	47,716	642,931
Total Oil, Gas & Consumable Fuels		2,975,797
Paper & Forest Products — 0.4%
Chuetsu Pulp & Paper Co. Ltd.	17,000	219,733
Daio Paper Corp.	31,200	185,315
Hokuetsu Corp.	68,800	392,842
Nippon Paper Industries Co. Ltd.	25,800	191,428
Tokushu Tokai Paper Co. Ltd.(a)	29,200	294,338
Total Paper & Forest Products		1,283,656
Personal Care Products — 0.7%
Milbon Co. Ltd.	20,300	315,356
MTG Co. Ltd.	4,600	138,812
Noevir Holdings Co. Ltd.	18,900	552,247
Pola Orbis Holdings, Inc.	121,000	1,005,085
Shinnihonseiyaku Co. Ltd.(a)	10,500	135,784
Total Personal Care Products		2,147,284
Pharmaceuticals — 1.3%
ASKA Pharmaceutical Holdings Co. Ltd.	11,900	154,724
Daito Pharmaceutical Co. Ltd.	18,200	157,448
Fuji Pharma Co. Ltd.	13,800	166,221
Fuso Pharmaceutical Industries Ltd.	10,900	160,984
JCR Pharmaceuticals Co. Ltd.	61,900	281,175
Kyorin Pharmaceutical Co. Ltd.	18,785	184,201
Mochida Pharmaceutical Co. Ltd.	16,322	368,103
Nippon Shinyaku Co. Ltd.	35,300	1,272,417
Towa Pharmaceutical Co. Ltd.	20,200	469,093
Tsumura & Co.	40,100	1,043,017
ZERIA Pharmaceutical Co. Ltd.	11,600	155,338
Total Pharmaceuticals		4,412,721
Professional Services — 2.1%
Altech Corp.	660	11,398
Bell System24 Holdings, Inc.	40,600	373,247
Copro-Holdings Co. Ltd.	13,500	86,041
Dip Corp.	28,800	406,428
en, Inc./Japan	23,400	230,051
Funai Soken Holdings, Inc.	59,820	437,358
Insource Co. Ltd.	15,800	86,789
JAC Recruitment Co. Ltd.	71,300	484,446
MEITEC Group Holdings, Inc.	57,700	1,305,332
Nomura Co. Ltd.	61,200	518,899
Open Up Group, Inc.	48,600	571,436
Quick Co. Ltd.	20,100	117,719
SMS Co. Ltd.	14,200	122,301
Space Co. Ltd.	16,000	158,729
Tanseisha Co. Ltd.	36,400	366,218
TKC Corp.	14,400	395,955
Transcosmos, Inc.	13,600	336,649
UT Group Co. Ltd.	510,000	647,485
Weathernews, Inc.	4,600	115,481
Total Professional Services		6,771,962
Real Estate Management & Development — 2.8%
Airport Facilities Co. Ltd.	37,800	244,291
Aoyama Zaisan Networks Co. Ltd.	15,100	152,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

Investments	Shares	Value
Arealink Co. Ltd.	28,400	$192,963
AZOOM Co. Ltd.	4,200	142,818
B-Lot Co. Ltd.	16,800	157,127
Cosmos Initia Co. Ltd.	20,600	153,634
Dear Life Co. Ltd.(a)	37,800	272,506
FaithNetwork Co. Ltd.	28,800	148,277
Global Link Management KK	10,600	143,840
Good Com Asset Co. Ltd.(a)	18,100	144,805
Heiwa Real Estate Co. Ltd.	35,636	507,900
Ichigo, Inc.	178,400	498,512
JALCO Holdings, Inc.	97,000	253,105
Japan Property Management Center Co. Ltd.	26,800	220,562
JINUSHI Co. Ltd.	10,500	203,978
JSB Co. Ltd.(a)	9,100	207,260
Kasumigaseki Capital Co. Ltd.	3,900	182,877
Katitas Co. Ltd.	37,500	763,182
Keihanshin Building Co. Ltd.	20,500	251,893
LA Holdings Co. Ltd.	9,300	497,202
Leopalace21 Corp.	96,800	406,357
Loadstar Capital KK	8,800	169,269
Mugen Estate Co. Ltd.	25,700	305,787
Relo Group, Inc.	49,300	539,565
Star Mica Holdings Co. Ltd.	20,500	177,999
Starts Corp., Inc.	29,800	909,713
Sun Frontier Fudousan Co. Ltd.	31,700	485,374
Tosei Corp.	49,300	539,723
Urbanet Corp. Co. Ltd.(a)	38,400	139,886
Total Real Estate Management & Development		9,012,710
Semiconductors & Semiconductor Equipment — 1.8%
Ferrotec Corp.	24,600	789,422
Japan Electronic Materials Corp.	5,500	134,917
Japan Material Co. Ltd.	27,700	273,386
Micronics Japan Co. Ltd.	8,500	382,309
Mitsui High-Tec, Inc.	66,400	321,950
Optorun Co. Ltd.	24,500	298,542
Rorze Corp.	26,300	377,188
Shibaura Mechatronics Corp.	4,600	555,833
Tera Probe, Inc.*	3,600	144,694
Tokyo Seimitsu Co. Ltd.	13,600	963,527
Towa Corp.	11,800	161,855
Tri Chemical Laboratories, Inc.	7,100	122,753
Ulvac, Inc.	16,600	749,804
YAC Holdings Co. Ltd.	25,300	170,125
Yamaichi Electronics Co. Ltd.	12,100	451,593
Total Semiconductors & Semiconductor Equipment		5,897,898
Software — 1.4%
Celsys, Inc.	13,000	138,339
Computer Engineering & Consulting Ltd.	14,800	230,576
Cresco Ltd.	28,600	318,579
Cybozu, Inc.	14,600	262,203
Digital Arts, Inc.	2,800	111,646
Focus Systems Corp.	13,200	152,847
Fukui Computer Holdings, Inc.	5,500	110,003
I'll, Inc.	9,060	147,103
Intelligent Wave, Inc.	18,800	114,783
Japan System Techniques Co. Ltd.	10,000	160,834
Justsystems Corp.	6,100	196,918
Miroku Jyoho Service Co. Ltd.	12,200	154,811
NCS&A Co. Ltd.	11,800	121,580
NSW, Inc.	9,500	153,278
PCA Corp.	16,400	200,677
Plus Alpha Consulting Co. Ltd.	11,800	181,579
Pro-Ship, Inc.	15,400	168,890
Soliton Systems KK	15,500	203,212
SRA Holdings	8,400	281,349
System Research Co. Ltd.	11,900	154,041
Systena Corp.	206,200	676,173
WingArc1st, Inc.	15,100	350,177
Total Software		4,589,598
Specialty Retail — 3.7%
Alleanza Holdings Co. Ltd.	24,800	193,343
Alpen Co. Ltd.(a)	9,600	140,927
and ST HD Co. Ltd.	26,700	489,729
AOKI Holdings, Inc.	85,800	991,316
Aoyama Trading Co. Ltd.	48,500	784,688
ARCLANDS Corp.	19,036	234,633
Asahi Co. Ltd.	19,100	159,019
Autobacs Seven Co. Ltd.	53,000	557,574
Bic Camera, Inc.	66,200	710,379
DCM Holdings Co. Ltd.	64,445	668,111
EDION Corp.	36,439	492,611
Geo Holdings Corp.	13,300	159,266
Hard Off Corp. Co. Ltd.	14,300	182,736
Honeys Holdings Co. Ltd.	9,100	88,768
Japan Eyewear Holdings Co. Ltd.*	15,700	203,330
JINS Holdings, Inc.	5,700	201,097
Joshin Denki Co. Ltd.	26,300	455,210
Joyful Honda Co. Ltd.	26,300	357,389
Kohnan Shoji Co. Ltd.	16,300	417,522
Kojima Co. Ltd.(a)	22,100	167,500
Komehyo Holdings Co. Ltd.	7,800	142,470
K's Holdings Corp.	65,000	671,170
KU Holdings Co. Ltd.	29,900	232,340
Nafco Co. Ltd.	15,700	222,662
Nextage Co. Ltd.	15,100	266,366
Nishimatsuya Chain Co. Ltd.	16,600	216,998
Nissan Tokyo Sales Holdings Co. Ltd.	61,200	195,612
Nojima Corp.	74,000	561,804
Scroll Corp.	45,200	386,411
Syuppin Co. Ltd.	16,400	120,323
United Arrows Ltd.	14,100	220,930
VT Holdings Co. Ltd.	48,000	164,139
World Co. Ltd.	18,100	357,393
Xebio Holdings Co. Ltd.	27,100	184,995
Yellow Hat Ltd.	49,100	513,726
Total Specialty Retail		12,112,487
Technology Hardware, Storage & Peripherals — 0.6%
Elecom Co. Ltd.	53,100	583,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

Investments	Shares	Value
Konica Minolta, Inc.	72,600	$315,004
MCJ Co. Ltd.	47,000	483,358
Mimaki Engineering Co. Ltd.	15,300	159,789
Toshiba TEC Corp.	5,300	92,647
Wacom Co. Ltd.	80,400	414,965
Total Technology Hardware, Storage & Peripherals		2,049,119
Textiles, Apparel & Luxury Goods — 1.7%
Daidoh Ltd.*	44,600	348,275
Fujibo Holdings, Inc.	5,600	295,818
Goldwin, Inc.	49,500	792,499
Gunze Ltd.	18,866	515,747
Hagihara Industries, Inc.	12,900	139,250
Japan Wool Textile Co. Ltd.	29,425	333,212
Kurabo Industries Ltd.	13,576	734,470
Matsuoka Corp.	9,200	143,390
Morito Co. Ltd.	23,400	252,295
Onward Holdings Co. Ltd.	198,733	931,888
Seiko Group Corp.	14,000	650,228
Wacoal Holdings Corp.	13,000	366,417
Total Textiles, Apparel & Luxury Goods		5,503,489
Trading Companies & Distributors — 3.4%
Alconix Corp.	21,500	345,246
Chori Co. Ltd.	11,700	305,665
Daiichi Jitsugyo Co. Ltd.	17,500	338,288
Gecoss Corp.	21,400	198,101
Hanwa Co. Ltd.	20,422	934,165
Inaba Denki Sangyo Co. Ltd.	77,276	1,256,915
Inabata & Co. Ltd.	25,441	607,844
Japan Pulp & Paper Co. Ltd.	60,900	342,294
Kamei Corp.	17,300	333,319
Kanaden Corp.	12,300	168,243
Kanamoto Co. Ltd.	14,928	372,855
Kanematsu Corp.	115,200	1,322,178
KPP Group Holdings Co. Ltd.	32,700	171,902
Meiwa Corp.	39,200	236,583
Nagase & Co. Ltd.	38,100	924,638
Nishio Holdings Co. Ltd.	7,300	220,521
Sanyo Trading Co. Ltd.	13,000	123,825
Seika Corp.	21,800	330,035
Senshu Electric Co. Ltd.	5,600	192,210
Shinsho Corp.	13,900	224,447
Tomoe Engineering Co. Ltd.	12,900	147,233
Totech Corp.	28,600	668,723
Trusco Nakayama Corp.	17,500	268,398
Tsubakimoto Kogyo Co. Ltd.	7,700	141,675
Wakita & Co. Ltd.	34,000	418,208
Yamazen Corp.	31,006	293,751
Yuasa Trading Co. Ltd.	7,900	268,634
Total Trading Companies & Distributors		11,155,896
Wireless Telecommunication Services — 0.3%
Okinawa Cellular Telephone Co.	47,500	858,209
TOTAL COMMON STOCKS (COST: $271,941,652)		325,530,371
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree Japan Hedged Equity Fund(b)
(Cost: $20,833)	224	$32,292
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $193,272)	193,272	193,272
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.8%
United States — 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $2,658,583)	2,658,583	2,658,583
TOTAL INVESTMENTS IN SECURITIES — 100.5% (Cost: $274,814,340)		328,414,518
Other Liabilities less Assets — (0.5)%		(1,587,532)
NET ASSETS — 100.0%		$326,826,986

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,678,237 and the total market value of the collateral held by the Fund was $7,203,782. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,545,199.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Japan SmallCap Dividend Fund (DFJ)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Dividend Income	Securities Lending Income
WisdomTree Japan Hedged Equity Fund	$417,142	$3,771,796	$4,295,956	$147,489	$(8,179)	$32,292		$24,412	$—
WisdomTree Treasury Money Market Digital Fund	—	2,300,000	2,300,000	—	—	–	^	—	1,874
Total	$417,142	$6,071,796	$6,595,956	$147,489	$(8,179)	$32,292		$24,412	$1,874

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$325,530,371	$–	$–	$325,530,371
Exchange-Traded Fund	32,292	–	–	32,292
Mutual Fund	–	193,272	–	193,272
Investment of Cash Collateral for Securities Loaned	–	2,658,583	–	2,658,583
Total Investments in Securities	$325,562,663	$2,851,855	$–	$328,414,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree New Economy Real Estate Fund (WTRE)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 8.9%
Goodman Group	38,206	$789,298
IREN Ltd.*(a)	8,456	319,383
NEXTDC Ltd.*	15,529	129,755
Total Australia		1,238,436
Belgium — 1.9%
Montea NV	886	76,169
Warehouses De Pauw CVA	7,181	186,554
Total Belgium		262,723
Canada — 1.1%
Hut 8 Corp.*	3,378	155,185
France — 0.3%
Eutelsat Communications SACA*(a)	21,781	43,641
Hong Kong — 0.5%
SUNeVision Holdings Ltd.	116,000	68,555
Italy — 1.7%
Infrastrutture Wireless Italiane SpA(b)	24,960	231,143
Japan — 4.8%
GLP J-REIT	151	143,443
Japan Logistics Fund, Inc.	125	83,017
LaSalle Logiport REIT	82	82,970
Mitsubishi Estate Logistics REIT Investment Corp.	77	65,286
Mitsui Fudosan Logistics Park, Inc.	134	104,382
Nippon Prologis REIT, Inc.	240	142,244
SOSiLA Logistics REIT, Inc.	51	41,094
Total Japan		662,436
Luxembourg — 0.5%
SES SA	11,508	74,741
Singapore — 6.8%
CapitaLand Ascendas REIT	117,036	257,552
Digital Core REIT Management Pte. Ltd.	80,100	40,851
ESR-REIT	34,280	72,239
Frasers Logistics & Commercial Trust	134,500	104,065
Keppel DC REIT	78,501	137,346
Mapletree Industrial Trust	81,809	132,319
Mapletree Logistics Trust	144,658	148,483
NTT DC REIT*	48,500	49,470
Total Singapore		942,325
Spain — 3.8%
Cellnex Telecom SA*(b)	16,421	529,006
Tanzania — 0.6%
Helios Towers PLC*	35,247	78,035
United Kingdom — 4.8%
LondonMetric Property PLC	68,728	175,363
Segro PLC	34,655	335,798
Tritax Big Box REIT PLC	73,422	150,307
Total United Kingdom		661,468
United States — 63.6%
Alexandria Real Estate Equities, Inc.	4,139	202,563
American Tower Corp.	3,948	693,150
Applied Digital Corp.*(a)	9,750	239,070
AST SpaceMobile, Inc.*(a)	8,383	608,857
Cipher Mining, Inc.*(a)	10,690	157,784
Core Scientific, Inc.*(a)	10,876	158,355
Crown Castle, Inc.	8,190	727,845
Digital Realty Trust, Inc.	4,736	732,707
DigitalBridge Group, Inc.	5,814	89,187
EastGroup Properties, Inc.	1,430	254,740
Equinix, Inc.	945	724,021
First Industrial Realty Trust, Inc.	3,704	212,128
Globalstar, Inc.*(a)	3,579	218,462
Gogo, Inc.*	5,652	26,338
Healthpeak Properties, Inc.	17,774	285,806
Iridium Communications, Inc.	4,685	81,425
Iron Mountain, Inc.	6,409	531,627
Lineage, Inc.	6,187	216,545
LXP Industrial Trust	2,082	103,226
MARA Holdings, Inc.*(a)	14,509	130,291
Prologis, Inc.	7,723	985,918
Rexford Industrial Realty, Inc.	5,632	218,071
Riot Platforms, Inc.*	12,525	158,692
SBA Communications Corp.	2,638	510,268
Terawulf, Inc.*(a)	13,427	154,276
Terreno Realty Corp.(a)	2,769	162,568
Uniti Group, Inc.*	11,858	83,125
Viasat, Inc.*	3,851	132,706
Total United States		8,799,751
TOTAL COMMON STOCKS
(Cost: $15,204,885)		13,747,445
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $24,045)	24,045	24,045
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.6%
United States — 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $222,028)	222,028	222,028
TOTAL INVESTMENTS IN SECURITIES — 101.1% (Cost: $15,450,958)		13,993,518
Other Liabilities less Assets — (1.1)%		(145,893)
NET ASSETS — 100.0%		$13,847,625

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,888,792 and the total market value of the collateral held by the Fund was $1,947,706. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,725,678.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree New Economy Real Estate Fund (WTRE)
December 31, 2025

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$13,747,445	$–	$–	$13,747,445
Mutual Fund	–	24,045	–	24,045
Investment of Cash Collateral for Securities Loaned	–	222,028	–	222,028
Total Investments in Securities	$13,747,445	$246,073	$–	$13,993,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree True Developed International Fund (formerly, WisdomTree International LargeCap Dividend Fund) (DOL)

December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 6.2%
ANZ Group Holdings Ltd.	113,028	$2,739,044
Aristocrat Leisure Ltd.	15,871	615,752
BHP Group Ltd.	219,649	6,663,052
Brambles Ltd.	70,852	1,084,806
Coles Group Ltd.	83,475	1,193,464
Commonwealth Bank of Australia	44,408	4,755,034
CSL Ltd.	12,343	1,421,070
Goodman Group	33,821	698,708
Macquarie Group Ltd.	5,844	791,885
National Australia Bank Ltd.	97,654	2,755,251
Northern Star Resources Ltd.	51,370	915,665
REA Group Ltd.	4,035	493,455
Rio Tinto Ltd.	22,398	2,192,918
Rio Tinto PLC	74,675	6,020,468
Sigma Healthcare Ltd.	193,722	379,799
Telstra Group Ltd.	821,198	2,666,889
Transurban Group	178,104	1,687,702
Wesfarmers Ltd.	49,599	2,682,059
Westpac Banking Corp.	109,494	2,818,420
WiseTech Global Ltd.	6,309	288,022
Woolworths Group Ltd.	58,460	1,145,351
Total Australia		44,008,814
Austria — 0.2%
Erste Group Bank AG	7,774	939,496
Verbund AG	11,445	833,378
Total Austria		1,772,874
Belgium — 0.8%
Anheuser-Busch InBev SA	41,654	2,685,739
KBC Group NV	19,342	2,527,179
UCB SA	2,563	718,214
Total Belgium		5,931,132
Chile — 0.1%
Antofagasta PLC	20,114	887,111
China — 0.7%
BOC Hong Kong Holdings Ltd.	723,134	3,662,355
Prosus NV*	16,713	1,037,371
Total China		4,699,726
Denmark — 1.1%
Danske Bank AS	34,875	1,747,150
Novo Nordisk AS, Class B	118,904	6,081,126
Total Denmark		7,828,276
Finland — 1.3%
Kone OYJ, Class B	27,237	1,937,224
Nordea Bank Abp	323,830	6,117,484
Sampo OYJ, Class A	84,421	1,024,202
Total Finland		9,078,910
France — 10.0%
Air Liquide SA	12,459	2,345,001
Airbus SE	9,545	2,224,090
AXA SA	167,551	8,060,124
BNP Paribas SA	70,186	6,659,519
Cie de Saint-Gobain SA	15,814	1,615,087
Cie Generale des Etablissements Michelin SCA	42,892	1,426,103
Credit Agricole SA	175,868	3,624,922
Danone SA	33,408	3,012,543
Dassault Aviation SA	2,247	722,556
Dassault Systemes SE	17,624	493,453
Engie SA	215,958	5,683,893
EssilorLuxottica SA	8,065	2,556,478
Hermes International SCA	1,017	2,534,551
Kering SA	3,398	1,201,226
Legrand SA	7,874	1,176,760
L'Oreal SA	11,381	4,900,130
LVMH Moet Hennessy Louis Vuitton SE	13,373	10,130,323
Orange SA	181,763	3,031,297
Publicis Groupe SA	14,352	1,493,753
Safran SA	5,257	1,836,173
Thales SA	4,184	1,129,214
Veolia Environnement SA	48,253	1,684,255
Vinci SA	26,305	3,708,815
Total France		71,250,266
Germany — 7.6%
adidas AG	3,241	643,471
Allianz SE, Registered Shares	15,909	7,296,232
BASF SE	57,564	3,003,738
Bayer AG, Registered Shares	12,093	525,639
Bayerische Motoren Werke AG	35,223	3,852,985
Beiersdorf AG	5,255	578,168
Commerzbank AG	14,809	627,867
Daimler Truck Holding AG	54,209	2,376,007
Deutsche Bank AG, Registered Shares	21,269	827,068
Deutsche Boerse AG	1,701	446,895
Deutsche Post AG, Registered Shares	66,987	3,676,386
Deutsche Telekom AG, Registered Shares	172,273	5,596,340
E.ON SE	111,254	2,106,930
Fresenius SE & Co. KGaA	17,180	988,272
Hannover Rueck SE	1,832	572,754
Heidelberg Materials AG	6,352	1,663,605
Henkel AG & Co. KGaA	11,814	901,872
HochTief AG	3,276	1,296,608
Infineon Technologies AG	21,616	957,849
MTU Aero Engines AG	860	358,863
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,615	2,386,898
Rheinmetall AG	455	834,159
RWE AG	26,559	1,411,760
SAP SE	13,915	3,404,956
Siemens AG, Registered Shares	18,999	5,336,246
Siemens Healthineers AG(a)	28,089	1,481,872
Vonovia SE	47,556	1,370,612
Total Germany		54,524,052
Hong Kong — 1.4%
AIA Group Ltd.	179,604	1,843,690
CLP Holdings Ltd.	153,000	1,368,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree True Developed International Fund (formerly, WisdomTree International LargeCap Dividend Fund) (DOL)

December 31, 2025

Investments	Shares	Value
Hang Seng Bank Ltd.	46,918	$925,279
Hong Kong Exchanges & Clearing Ltd.	35,124	1,839,345
MTR Corp. Ltd.(b)	395,438	1,513,979
Sun Hung Kai Properties Ltd.	136,442	1,660,057
Techtronic Industries Co. Ltd.	75,000	866,256
Total Hong Kong		10,016,731
Israel — 0.1%
Bank Hapoalim BM	27,437	620,261
Elbit Systems Ltd.	799	460,282
Total Israel		1,080,543
Italy — 5.6%
Banca Monte dei Paschi di Siena SpA	133,589	1,432,439
Banco BPM SpA	127,419	1,948,408
BPER Banca SpA	113,455	1,545,669
Enel SpA	637,814	6,649,592
Ferrari NV	2,559	957,827
Generali	50,428	2,117,301
Intesa Sanpaolo SpA	1,632,231	11,350,406
Leonardo SpA	10,290	594,103
Poste Italiane SpA(a)	67,684	1,707,478
Prysmian SpA	5,720	580,288
Ryanair Holdings PLC	38,287	1,328,751
Snam SpA	242,858	1,613,231
Terna - Rete Elettrica Nazionale	113,961	1,211,801
UniCredit SpA	83,388	6,945,556
Total Italy		39,982,850
Japan — 15.7%
Advantest Corp.	5,200	651,389
Aeon Co. Ltd.	46,135	729,059
Ajinomoto Co., Inc.	26,500	560,787
Bandai Namco Holdings, Inc.	26,600	707,998
Bridgestone Corp.	63,510	1,423,804
Canon, Inc.	61,036	1,804,075
Central Japan Railway Co.	22,100	611,488
Chugai Pharmaceutical Co. Ltd.	30,900	1,624,988
Daiichi Sankyo Co. Ltd.	43,100	920,596
Daikin Industries Ltd.	8,000	1,024,849
Daiwa House Industry Co. Ltd.	28,400	941,805
Denso Corp.	112,100	1,543,346
Disco Corp.	2,100	645,360
East Japan Railway Co.	33,300	877,831
FANUC Corp.	30,200	1,172,202
Fast Retailing Co. Ltd.	4,200	1,525,714
FUJIFILM Holdings Corp.	39,300	838,427
Fujikura Ltd.	6,700	745,466
Fujitsu Ltd.	35,700	985,966
Hitachi Ltd.	59,700	1,867,041
Honda Motor Co. Ltd.	284,300	2,785,957
Hoya Corp.	5,900	891,521
IHI Corp.	25,900	455,144
Inpex Corp.	65,800	1,312,684
ITOCHU Corp.	226,500	2,853,919
Japan Tobacco, Inc.	99,109	3,566,141
Kao Corp.	20,300	810,860
KDDI Corp.	168,060	2,904,019
Keyence Corp.	2,100	759,373
Komatsu Ltd.	47,767	1,523,717
Konami Group Corp.	3,700	503,499
LY Corp.	201,700	536,854
Marubeni Corp.	62,800	1,744,033
Mitsubishi Corp.	140,115	3,205,540
Mitsubishi Electric Corp.	58,781	1,719,423
Mitsubishi Estate Co. Ltd.	34,200	833,699
Mitsubishi Heavy Industries Ltd.	43,000	1,053,431
Mitsubishi UFJ Financial Group, Inc.	354,200	5,633,485
Mitsui & Co. Ltd.	100,400	2,973,985
Mitsui Fudosan Co. Ltd.	115,800	1,315,397
Mizuho Financial Group, Inc.	55,514	2,018,755
MS&AD Insurance Group Holdings, Inc.	18,100	425,291
Murata Manufacturing Co. Ltd.	57,930	1,199,660
NEC Corp.	23,500	796,102
NIDEC Corp.	34,100	463,818
Nintendo Co. Ltd.	18,100	1,223,449
Nippon Steel Corp.	349,300	1,430,226
Nomura Research Institute Ltd.	18,800	722,159
NTT, Inc.	3,388,400	3,409,045
Oriental Land Co. Ltd.	19,100	353,194
Otsuka Holdings Co. Ltd.	14,300	809,492
Pan Pacific International Holdings Corp.	87,200	518,655
Panasonic Holdings Corp.	89,300	1,152,819
Recruit Holdings Co. Ltd.	10,700	603,929
Shin-Etsu Chemical Co. Ltd.	53,300	1,657,028
SoftBank Corp.	2,234,400	3,061,974
Sony Group Corp.	44,000	1,129,580
Sumitomo Corp.	68,210	2,355,115
Sumitomo Electric Industries Ltd.	41,300	1,666,544
Sumitomo Mitsui Financial Group, Inc.	101,782	3,273,362
Sumitomo Realty & Development Co. Ltd.	33,400	837,850
Suzuki Motor Corp.	79,668	1,186,545
Takeda Pharmaceutical Co. Ltd.	89,800	2,769,996
TDK Corp.	45,800	646,042
Terumo Corp.	33,900	490,944
Tokio Marine Holdings, Inc.	75,200	2,790,765
Tokyo Electron Ltd.	11,350	2,485,132
Toyota Motor Corp.	577,065	12,355,291
Toyota Tsusho Corp.	55,200	1,857,315
Total Japan		112,274,949
Luxembourg — 0.1%
ArcelorMittal SA	19,441	892,522
Macau — 0.3%
Galaxy Entertainment Group Ltd.	206,000	1,014,186
Sands China Ltd.	339,600	855,163
Total Macau		1,869,349
Mexico — 0.1%
Fresnillo PLC	23,071	1,034,595
Netherlands — 2.3%
ASM International NV	698	424,311
ASML Holding NV	5,145	5,567,604
Heineken NV	19,239	1,575,793
ING Groep NV	135,942	3,833,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree True Developed International Fund (formerly, WisdomTree International LargeCap Dividend Fund) (DOL)

December 31, 2025

Investments	Shares	Value
Koninklijke Ahold Delhaize NV	38,779	$1,588,120
Koninklijke Philips NV	46,329	1,264,514
Universal Music Group NV	52,547	1,371,899
Wolters Kluwer NV	6,827	708,308
Total Netherlands		16,333,917
Norway — 1.6%
DNB Bank ASA	112,385	3,136,398
Equinor ASA	221,420	5,202,471
Kongsberg Gruppen ASA	29,710	761,685
Telenor ASA	154,361	2,244,978
Total Norway		11,345,532
Poland — 0.5%
ORLEN SA	75,006	2,005,126
Powszechna Kasa Oszczednosci Bank Polski SA	56,823	1,345,974
Total Poland		3,351,100
Portugal — 0.2%
EDP SA	253,625	1,166,161
Singapore — 1.8%
DBS Group Holdings Ltd.	111,787	4,899,157
Oversea-Chinese Banking Corp. Ltd.	169,812	2,609,242
Singapore Technologies Engineering Ltd.	132,800	869,499
Singapore Telecommunications Ltd.	830,900	2,939,809
United Overseas Bank Ltd.	59,886	1,632,662
Total Singapore		12,950,369
South Africa — 0.1%
Anglo American PLC	16,249	674,249
South Korea — 2.3%
Celltrion, Inc.*	3,370	423,429
Hanwha Aerospace Co. Ltd.*	577	376,910
HD Hyundai Heavy Industries Co. Ltd.	1,047	369,944
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,435	687,963
KB Financial Group, Inc.	6,725	582,144
NAVER Corp.	2,539	427,411
Samsung Electronics Co. Ltd.	130,756	10,883,096
SK hynix, Inc.	5,983	2,703,782
Total South Korea		16,454,679
Spain — 7.2%
ACS Actividades de Construccion y Servicios SA	15,005	1,495,280
Aena SME SA(a)	111,700	3,124,854
Amadeus IT Group SA	13,120	968,288
Banco Bilbao Vizcaya Argentaria SA	359,403	8,463,126
Banco de Sabadell SA	269,783	1,066,190
Banco Santander SA	486,215	5,750,327
CaixaBank SA	468,493	5,747,067
Cellnex Telecom SA*(a)	9,823	316,450
Endesa SA	87,154	3,135,227
Iberdrola SA	284,069	6,160,385
Industria de Diseno Textil SA	118,935	7,869,756
Naturgy Energy Group SA	108,385	3,299,430
Repsol SA	101,188	1,892,532
Telefonica SA	457,826	1,878,165
Total Spain		51,167,077
Sweden — 2.8%
Assa Abloy AB, Class B	28,769	1,120,015
Atlas Copco AB, Class A	78,687	1,417,318
Atlas Copco AB, Class B	50,681	819,138
Epiroc AB, Class A	42,151	959,723
H & M Hennes & Mauritz AB, Class B(b)	103,638	2,089,893
Hexagon AB, Class B	60,165	714,634
Saab AB, Class B	8,373	488,277
Sandvik AB	51,090	1,665,906
Skandinaviska Enskilda Banken AB, Class A	61,091	1,292,886
Swedbank AB, Class A	64,582	2,249,455
Telefonaktiebolaget LM Ericsson, Class B	190,514	1,872,323
Volvo AB, Class B	135,835	4,359,957
Volvo AB, Class A	34,365	1,104,893
Total Sweden		20,154,418
Switzerland — 3.6%
ABB Ltd., Registered Shares	49,709	3,715,705
Cie Financiere Richemont SA, Class A, Registered Shares	12,547	2,724,785
Geberit AG, Registered Shares	1,128	882,182
Givaudan SA, Registered Shares	263	1,044,365
Kuehne & Nagel International AG, Registered Shares	8,796	1,901,313
Partners Group Holding AG	604	748,968
Sandoz Group AG	10,390	758,545
Schindler Holding AG, Participation Certificate	2,215	836,514
Schindler Holding AG, Registered Shares	2,985	1,060,622
SGS SA, Registered Shares	10,046	1,152,136
Sika AG, Registered Shares	4,275	877,393
Swiss Life Holding AG, Registered Shares	519	600,592
Swisscom AG, Registered Shares	2,394	1,739,031
UBS Group AG, Registered Shares	57,299	2,673,109
Zurich Insurance Group AG	6,839	5,194,964
Total Switzerland		25,910,224
Taiwan — 5.7%
ASE Technology Holding Co. Ltd.	167,000	1,331,408
Chunghwa Telecom Co. Ltd.	234,000	971,881
CTBC Financial Holding Co. Ltd.	521,000	832,393
Delta Electronics, Inc.	29,000	888,815
Fubon Financial Holding Co. Ltd.	147,000	449,601
Hon Hai Precision Industry Co. Ltd.	575,000	4,218,186
MediaTek, Inc.	75,000	3,413,377
Quanta Computer, Inc.	218,000	1,887,175
Taiwan Semiconductor Manufacturing Co. Ltd.	518,000	25,553,381
Wiwynn Corp.	6,000	856,447
Total Taiwan		40,402,664
United Kingdom — 10.1%
Ashtead Group PLC	11,356	776,855
Associated British Foods PLC	30,730	879,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree True Developed International Fund (formerly, WisdomTree International LargeCap Dividend Fund) (DOL)

December 31, 2025

Investments	Shares	Value
AstraZeneca PLC	31,564	$5,854,565
Aviva PLC	74,319	684,145
BAE Systems PLC	92,426	2,130,803
Barclays PLC	195,297	1,250,245
British American Tobacco PLC	152,230	8,628,456
BT Group PLC	607,861	1,504,799
CK Hutchison Holdings Ltd.	215,000	1,462,613
Coca-Cola Europacific Partners PLC	16,341	1,505,593
Compass Group PLC	41,733	1,326,983
HSBC Holdings PLC	840,305	13,266,897
Imperial Brands PLC	84,255	3,534,674
International Consolidated Airlines Group SA	194,832	1,085,709
Lloyds Banking Group PLC	1,736,954	2,295,171
London Stock Exchange Group PLC	3,709	446,596
National Grid PLC	242,783	3,727,627
NatWest Group PLC	463,484	4,063,380
Next PLC	4,426	814,396
Reckitt Benckiser Group PLC	28,435	2,295,554
RELX PLC	44,881	1,823,089
Rolls-Royce Holdings PLC	139,814	2,162,653
SSE PLC	54,121	1,586,212
Tesco PLC	265,010	1,574,803
Unilever PLC	85,407	5,582,431
Vodafone Group PLC	1,522,874	2,025,400
Total United Kingdom		72,288,810
United States — 9.9%
Alcon, Inc.	6,107	487,789
BP PLC	1,024,430	5,963,591
Experian PLC	17,934	811,227
Ferrovial SE	22,130	1,438,319
GSK PLC	172,786	4,240,243
Haleon PLC	244,495	1,232,560
Holcim AG, Registered Shares*	24,856	2,439,637
Nestle SA, Registered Shares	112,211	11,152,407
Novartis AG, Registered Shares	76,330	10,559,505
Roche Holding AG	25,206	10,441,918
Roche Holding AG, Bearer Shares	4,446	1,881,097
Sanofi SA	63,142	6,134,280
Schneider Electric SE	10,708	2,954,106
Shell PLC	255,283	9,408,291
Swiss Re AG	7,494	1,256,647
Total United States		70,401,617
TOTAL COMMON STOCKS
(Cost: $497,152,542)		709,733,517
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $228,486)	228,486	228,486
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)
(Cost: $2,200,445)	2,200,445	2,200,445
TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $499,581,473)		712,162,448
Other Assets less Liabilities — 0.3%		2,301,983
NET ASSETS — 100.0%		$714,464,431

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,196,349 and the total market value of the collateral held by the Fund was $3,363,308. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,162,863.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree True Developed International Fund (formerly, WisdomTree International LargeCap Dividend Fund) (DOL)

December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Dividend Income	Securities Lending Income
WisdomTree International MidCap Dividend Fund	$—	$699,382	$706,054	$6,672	$—	$–	^	$3,748	$—
WisdomTree Treasury Money Market Digital Fund	—	4,500,000	4,500,000	—	—	–	^	—	387
Total	$—	$5,199,382	$5,206,054	$6,672	$—	$–		$3,748	$387

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$709,733,517	$–	$–	$709,733,517
Mutual Fund	–	228,486	–	228,486
Investment of Cash Collateral for Securities Loaned	–	2,200,445	–	2,200,445
Total Investments in Securities	$709,733,517	$2,428,931	$–	$712,162,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. AI Enhanced Value Fund (AIVL)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.5%
United States — 97.6%
Aerospace & Defense — 5.8%
Hexcel Corp.	23,081	$1,705,686
L3Harris Technologies, Inc.	9,806	2,878,747
Lockheed Martin Corp.	2,137	1,033,603
RTX Corp.	49,637	9,103,426
Textron, Inc.	47,945	4,179,365
TransDigm Group, Inc.	2,348	3,122,488
Total Aerospace & Defense		22,023,315
Automobile Components — 0.3%
Gentex Corp.	42,380	986,183
Banks — 7.6%
Bank of America Corp.	204,611	11,253,605
U.S. Bancorp	247,432	13,202,972
Wells Fargo & Co.	43,185	4,024,842
Total Banks		28,481,419
Beverages — 0.8%
Keurig Dr. Pepper, Inc.	102,868	2,881,333
Capital Markets — 9.7%
FactSet Research Systems, Inc.	9,453	2,743,166
Intercontinental Exchange, Inc.	78,196	12,664,624
Moody's Corp.	5,290	2,702,397
Nasdaq, Inc.	127,856	12,418,653
Robinhood Markets, Inc., Class A*	7,253	820,314
S&P Global, Inc.	9,768	5,104,659
Total Capital Markets		36,453,813
Chemicals — 2.7%
Element Solutions, Inc.	117,182	2,928,378
PPG Industries, Inc.	46,159	4,729,451
RPM International, Inc.	14,022	1,458,288
Solstice Advanced Materials, Inc.*	19,543	949,399
Total Chemicals		10,065,516
Communications Equipment — 1.2%
Cisco Systems, Inc.	59,812	4,607,318
Consumer Staples Distribution & Retail — 1.5%
Walmart, Inc.	51,363	5,722,352
Distributors — 0.2%
LKQ Corp.	30,949	934,660
Electric Utilities — 2.2%
FirstEnergy Corp.	21,456	960,585
PG&E Corp.	318,093	5,111,755
PPL Corp.(a)	58,764	2,057,915
Total Electric Utilities		8,130,255
Electrical Equipment — 0.5%
AMETEK, Inc.	8,522	1,749,652
Electronic Equipment, Instruments & Components — 3.1%
Teledyne Technologies, Inc.*	22,964	11,728,404
Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B*	1,813	911,304
Jack Henry & Associates, Inc.	6,260	1,142,325
Total Financial Services		2,053,629
Gas Utilities — 0.3%
MDU Resources Group, Inc.	52,335	1,021,579
Ground Transportation — 3.1%
CSX Corp.	186,199	6,749,714
Union Pacific Corp.	21,191	4,901,902
Total Ground Transportation		11,651,616
Health Care Equipment & Supplies — 7.9%
Becton Dickinson & Co.	18,205	3,533,044
Boston Scientific Corp.*	115,359	10,999,481
Dexcom, Inc.*	17,971	1,192,735
GE HealthCare Technologies, Inc.	16,637	1,364,567
Medtronic PLC	122,149	11,733,633
Zimmer Biomet Holdings, Inc.	10,546	948,296
Total Health Care Equipment & Supplies		29,771,756
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	4,594	1,516,525
Health Care REITs — 0.3%
Medical Properties Trust, Inc.(a)	203,158	1,015,790
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A*	34,745	4,715,591
Aramark	30,322	1,117,669
Chipotle Mexican Grill, Inc.*	55,022	2,035,814
Starbucks Corp.	28,134	2,369,164
Total Hotels, Restaurants & Leisure		10,238,238
Household Products — 2.7%
Colgate-Palmolive Co.	25,179	1,989,644
Kimberly-Clark Corp.	10,148	1,023,832
Procter & Gamble Co.	48,828	6,997,541
Total Household Products		10,011,017
Industrial Conglomerates — 2.0%
Honeywell International, Inc.	39,291	7,665,281
Industrial REITs — 0.6%
First Industrial Realty Trust, Inc.	40,143	2,298,990
Insurance — 5.2%
Brown & Brown, Inc.	42,400	3,379,280
Lincoln National Corp.	63,345	2,820,753
Marsh & McLennan Cos., Inc.	18,299	3,394,830
Old Republic International Corp.	134,517	6,139,356
Reinsurance Group of America, Inc.	18,267	3,716,604
Total Insurance		19,450,823
Interactive Media & Services — 1.0%
Alphabet, Inc., Class A	11,767	3,683,071
Life Sciences Tools & Services — 3.6%
Agilent Technologies, Inc.	25,457	3,463,934
Bio-Techne Corp.	15,595	917,142
Danaher Corp.	29,417	6,734,140
QIAGEN NV	50,737	2,281,643
Total Life Sciences Tools & Services		13,396,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. AI Enhanced Value Fund (AIVL)
December 31, 2025

Investments	Shares	Value
Machinery — 6.4%
AGCO Corp.	8,737	$911,444
CNH Industrial NV	134,802	1,242,874
Donaldson Co., Inc.	27,071	2,400,115
Fortive Corp.	190,089	10,494,814
IDEX Corp.	5,759	1,024,756
Ingersoll Rand, Inc.	22,747	1,802,017
Otis Worldwide Corp.	28,684	2,505,547
Pentair PLC	25,433	2,648,593
Toro Co.	13,362	1,051,857
Total Machinery		24,082,017
Media — 2.8%
Comcast Corp., Class A	346,793	10,365,643
Multi-Utilities — 5.7%
CenterPoint Energy, Inc.(a)	209,762	8,042,275
CMS Energy Corp.	12,387	866,223
Dominion Energy, Inc.	14,845	869,769
NiSource, Inc.	259,233	10,825,570
Public Service Enterprise Group, Inc.	12,478	1,001,983
Total Multi-Utilities		21,605,820
Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp.	230,172	4,094,760
Chevron Corp.	22,665	3,454,373
Exxon Mobil Corp.	89,439	10,763,089
Occidental Petroleum Corp.	22,212	913,357
Total Oil, Gas & Consumable Fuels		19,225,579
Professional Services — 0.2%
Automatic Data Processing, Inc.	3,650	938,890
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.*	25,430	938,367
Skyworks Solutions, Inc.	25,107	1,592,035
Total Semiconductors & Semiconductor Equipment		2,530,402
Software — 4.6%
Bentley Systems, Inc., Class B	36,715	1,401,228
Datadog, Inc., Class A*	17,474	2,376,289
Docusign, Inc.*	13,435	918,954
Dolby Laboratories, Inc., Class A	16,420	1,054,492
Dropbox, Inc., Class A*	60,577	1,684,041
Roper Technologies, Inc.	19,453	8,659,114
Samsara, Inc., Class A*	33,473	1,186,618
Total Software		17,280,736
Specialized REITs — 1.4%
National Storage Affiliates Trust	67,076	1,892,214
Weyerhaeuser Co.	146,770	3,476,981
Total Specialized REITs		5,369,195
Technology Hardware, Storage & Peripherals — 2.5%
Hewlett Packard Enterprise Co.	317,221	7,619,648
HP, Inc.	78,739	1,754,305
Total Technology Hardware, Storage & Peripherals		9,373,953
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	42,358	$2,698,628
Tobacco — 1.6%
Altria Group, Inc.	77,387	4,462,135
Philip Morris International, Inc.	10,981	1,761,352
Total Tobacco		6,223,487
Total United States		367,233,744
Brazil — 0.6%
Capital Markets — 0.6%
XP, Inc., Class A	142,838	2,338,258
Canada — 1.0%
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International, Inc.	54,650	3,728,769
South Korea — 0.3%
Broadline Retail — 0.3%
Coupang, Inc.*	42,079	992,644
TOTAL COMMON STOCKS (COST: $358,399,389)		374,293,415
EXCHANGE-TRADED FUND — 0.1%
United States — 0.1%
iShares Russell 1000 Value ETF(a)
(Cost: $446,075)	2,373	499,137
MUTUAL FUND — 0.3%
United States — 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $1,298,159)	1,298,159	1,298,159
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $1,241,085)	1,241,085	1,241,085
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $361,384,708)		377,331,796
Other Liabilities less Assets — (0.2)%		(807,425)
NET ASSETS — 100.0%		$376,524,371

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,951,700 and the total market value of the collateral held by the Fund was $11,266,565. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,025,480.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. AI Enhanced Value Fund (AIVL)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$374,293,415	$–	$–	$374,293,415
Exchange-Traded Fund	499,137	–	–	499,137
Mutual Fund	–	1,298,159	–	1,298,159
Investment of Cash Collateral for Securities Loaned	–	1,241,085	–	1,241,085
Total Investments in Securities	$374,792,552	$2,539,244	$–	$377,331,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. High Dividend Fund (DHS)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.6%
United States — 99.5%
Aerospace & Defense — 2.2%
TransDigm Group, Inc.	22,019	$29,281,967
Automobile Components — 0.2%
LCI Industries(a)	16,324	1,980,754
Standard Motor Products, Inc.	18,236	671,997
Total Automobile Components		2,652,751
Automobiles — 1.4%
Ford Motor Co.	1,343,553	17,627,415
Banks — 13.2%
Arrow Financial Corp.	11,101	348,571
Associated Banc-Corp.	71,620	1,844,931
Atlantic Union Bankshares Corp.(a)	66,179	2,336,119
Bank of Hawaii Corp.	26,980	1,844,623
Bank of Marin Bancorp	9,510	247,355
Bank OZK(a)	51,287	2,360,228
Bar Harbor Bankshares	11,580	359,559
Burke & Herbert Financial Services Corp.	10,103	629,518
Camden National Corp.	11,346	492,189
Capitol Federal Financial, Inc.	89,527	609,679
Central Pacific Financial Corp.	18,117	564,526
ChoiceOne Financial Services, Inc.	10,080	297,562
Citizens & Northern Corp.	12,731	256,784
Citizens Financial Group, Inc.	96,734	5,650,233
Citizens Financial Services, Inc.	3,442	196,263
Columbia Banking System, Inc.	130,836	3,656,866
Comerica, Inc.	39,904	3,468,855
Community Financial System, Inc.	31,162	1,789,945
Community Trust Bancorp, Inc.	11,487	649,016
Cullen/Frost Bankers, Inc.	22,176	2,808,147
CVB Financial Corp.	91,365	1,699,389
Dime Community Bancshares, Inc.	28,990	872,309
Eagle Financial Services, Inc.	3,611	143,700
Farmers & Merchants Bancorp, Inc.	9,645	238,424
Farmers National Banc Corp.	26,973	359,280
Fidelity D&D Bancorp, Inc.	4,133	179,909
Fifth Third Bancorp	158,409	7,415,125
Financial Institutions, Inc.	17,528	546,348
First Bancorp, Inc.	4,730	125,061
First Busey Corp.	60,568	1,440,913
First Commonwealth Financial Corp.	71,196	1,200,365
First Financial Bancorp	65,008	1,626,500
First Financial Corp.	7,165	432,909
First Hawaiian, Inc.	79,283	2,005,860
First Interstate BancSystem, Inc., Class A	69,623	2,408,956
First Merchants Corp.	39,477	1,479,598
Flushing Financial Corp.	22,559	342,220
Fulton Financial Corp.	99,158	1,916,724
Hanmi Financial Corp.	20,213	546,357
HBT Financial, Inc.	21,188	547,710
Heritage Commerce Corp.	40,932	491,593
Heritage Financial Corp.	23,979	567,103
Horizon Bancorp, Inc.	41,330	700,957
Huntington Bancshares, Inc.	391,652	6,795,162
Independent Bank Corp.	25,878	1,891,164
Kearny Financial Corp.	43,029	318,845
KeyCorp	340,355	7,024,927
Lakeland Financial Corp.	17,675	1,008,536
LCNB Corp.	5,491	89,997
Linkbancorp, Inc.	26,226	216,627
Mechanics Bancorp, Class A(a)	152,191	2,226,554
Mercantile Bank Corp.	9,787	470,755
Metrocity Bankshares, Inc.	17,720	470,289
Midland States Bancorp, Inc.	8,913	188,688
National Bank Holdings Corp., Class A	25,808	980,962
NBT Bancorp, Inc.	35,501	1,474,002
Northeast Community Bancorp, Inc.	9,665	218,526
Northfield Bancorp, Inc.	28,424	324,886
Northwest Bancshares, Inc.	98,087	1,177,044
Norwood Financial Corp.(a)	6,491	182,073
OceanFirst Financial Corp.	38,741	695,401
OP Bancorp	10,860	153,343
Parke Bancorp, Inc.	8,405	210,461
PCB Bancorp	9,096	196,928
Peoples Bancorp, Inc.	25,325	760,510
Peoples Financial Services Corp.	6,916	336,878
PNC Financial Services Group, Inc.	82,165	17,150,300
Primis Financial Corp.	18,636	259,227
Princeton Bancorp, Inc.	5,018	174,074
Prosperity Bancshares, Inc.	36,159	2,498,948
Provident Financial Services, Inc.	87,314	1,724,452
RBB Bancorp	11,590	239,218
Regions Financial Corp.	248,393	6,731,450
S&T Bancorp, Inc.	25,810	1,015,624
Sierra Bancorp	9,900	323,532
Southside Bancshares, Inc.	20,723	629,772
Timberland Bancorp, Inc.	5,500	196,900
Tompkins Financial Corp.	9,659	700,471
Towne Bank	51,315	1,712,382
Truist Financial Corp.	341,670	16,813,581
TrustCo Bank Corp.(a)	11,508	475,626
U.S. Bancorp	386,697	20,634,152
United Bankshares, Inc.	61,886	2,376,422
United Community Banks, Inc.	62,488	1,950,875
Valley National Bancorp(a)	227,725	2,659,828
Virginia National Bankshares Corp.	3,664	146,010
WaFd, Inc.	52,184	1,671,454
Washington Trust Bancorp, Inc.	13,077	386,425
WesBanco, Inc.	61,222	2,035,019
West BanCorp, Inc.	11,542	256,117
Westamerica BanCorp	17,784	850,609
Zions Bancorp NA	49,939	2,923,429
Total Banks		171,646,734
Beverages — 3.4%
Brown-Forman Corp., Class A(a)	72,386	1,904,476
PepsiCo, Inc.	298,785	42,881,623
Total Beverages		44,786,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Dividend Fund (DHS)
December 31, 2025

Investments	Shares	Value
Biotechnology — 4.9%
AbbVie, Inc.	279,623	$63,891,059
Broadline Retail — 0.5%
Dillard's, Inc., Class A	6,330	3,838,132
Macy's, Inc.	105,201	2,319,682
Total Broadline Retail		6,157,814
Building Products — 0.0%
Insteel Industries, Inc.	10,202	323,097
Capital Markets — 3.8%
Blackstone, Inc.	135,558	20,894,910
Blue Owl Capital, Inc.(a)	289,449	4,324,368
Cohen & Steers, Inc.	31,774	1,994,772
Diamond Hill Investment Group, Inc.	770	130,515
Franklin Resources, Inc.	216,063	5,161,745
GCM Grosvenor, Inc., Class A	37,301	422,247
Lazard, Inc.	43,235	2,099,492
Moelis & Co., Class A	44,079	3,029,990
T Rowe Price Group, Inc.	71,436	7,313,618
TPG, Inc.	49,328	3,149,099
Virtus Investment Partners, Inc.	4,638	756,690
Total Capital Markets		49,277,446
Chemicals — 0.9%
Avient Corp.	58,596	1,830,539
Eastman Chemical Co.	55,324	3,531,331
Kronos Worldwide, Inc.	85,826	379,351
Mosaic Co.	116,449	2,805,256
Olin Corp.	77,167	1,607,389
Scotts Miracle-Gro Co.	37,377	2,180,948
Total Chemicals		12,334,814
Commercial Services & Supplies — 0.3%
ACCO Brands Corp.	12,392	46,222
Deluxe Corp.(a)	30,073	671,530
Ennis, Inc.	9,218	166,016
HNI Corp.	31,337	1,317,407
NL Industries, Inc.	13,480	73,736
Pitney Bowes, Inc.(a)	116,794	1,234,513
Quad/Graphics, Inc.	25,066	157,164
Total Commercial Services & Supplies		3,666,588
Consumer Finance — 0.4%
OneMain Holdings, Inc.	77,633	5,244,109
Regional Management Corp.	5,344	207,080
Total Consumer Finance		5,451,189
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc., Class A	174,663	2,998,964
Target Corp.	76,312	7,459,498
Village Super Market, Inc., Class A	6,426	227,448
Total Consumer Staples Distribution & Retail		10,685,910
Containers & Packaging — 0.3%
Greif, Inc., Class B	14,667	1,095,479
Myers Industries, Inc.	32,157	601,979
Sonoco Products Co.(a)	59,280	2,586,979
Total Containers & Packaging		4,284,437
Distributors — 0.0%
Weyco Group, Inc.	6,509	199,110
Diversified Consumer Services — 0.2%
H&R Block, Inc.	57,514	2,506,460
Matthews International Corp., Class A	21,231	554,554
Total Diversified Consumer Services		3,061,014
Diversified REITs — 0.4%
Alexander & Baldwin, Inc.	51,657	1,066,200
Alpine Income Property Trust, Inc.	9,662	161,549
American Assets Trust, Inc.	43,866	830,383
Broadstone Net Lease, Inc.	136,580	2,372,395
CTO Realty Growth, Inc.	22,465	413,581
Total Diversified REITs		4,844,108
Diversified Telecommunication Services — 6.1%
AT&T, Inc.	1,798,355	44,671,138
ATN International, Inc.	8,656	197,357
Iridium Communications, Inc.	69,661	1,210,708
Verizon Communications, Inc.	829,316	33,778,041
Total Diversified Telecommunication Services		79,857,244
Electric Utilities — 6.8%
Alliant Energy Corp.	28,637	1,861,691
American Electric Power Co., Inc.	124,042	14,303,283
Duke Energy Corp.	213,062	24,972,997
Edison International	81,989	4,920,980
Evergy, Inc.	20,193	1,463,791
Eversource Energy	56,492	3,803,606
Exelon Corp.	252,374	11,000,983
FirstEnergy Corp.	139,547	6,247,519
OGE Energy Corp.	18,876	806,005
Pinnacle West Capital Corp.	10,764	954,767
Portland General Electric Co.	9,084	435,941
PPL Corp.(a)	65,831	2,305,402
Southern Co.	180,947	15,778,578
Total Electric Utilities		88,855,543
Energy Equipment & Services — 0.1%
Archrock, Inc.	18,260	475,125
Helmerich & Payne, Inc.	7,104	203,743
Kodiak Gas Services, Inc.	6,538	244,521
Patterson-UTI Energy, Inc.	29,603	180,875
Total Energy Equipment & Services		1,104,264
Entertainment — 0.0%
CuriosityStream, Inc.	40,762	154,896
Financial Services — 0.8%
Alerus Financial Corp.	17,204	387,434
Federal Agricultural Mortgage Corp., Class C	6,272	1,101,175
HA Sustainable Infrastructure Capital, Inc.	72,689	2,284,615
Jackson Financial, Inc., Class A	26,103	2,783,885
NewtekOne, Inc.	3,915	44,435
TFS Financial Corp.(a)	193,211	2,585,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Dividend Fund (DHS)
December 31, 2025

Investments	Shares	Value
UWM Holdings Corp.	165,086	$723,077
Waterstone Financial, Inc.	10,983	181,769
Total Financial Services		10,091,553
Food Products — 2.9%
Archer-Daniels-Midland Co.	113,168	6,506,028
Calavo Growers, Inc.	12,920	281,010
Cal-Maine Foods, Inc.(a)	32,598	2,593,823
Campbell's Company/The	129,834	3,618,474
General Mills, Inc.	95,139	4,423,964
Hershey Co.	32,033	5,829,365
J M Smucker Co.	38,716	3,786,812
Kraft Heinz Co.	263,329	6,385,728
Tyson Foods, Inc., Class A	79,693	4,671,604
Total Food Products		38,096,808
Gas Utilities — 0.2%
New Jersey Resources Corp.	7,987	368,360
Northwest Natural Holding Co.	3,922	183,314
ONE Gas, Inc.	3,798	293,396
Southwest Gas Holdings, Inc.	4,562	365,051
Spire, Inc.	3,727	308,223
UGI Corp.	17,327	648,550
Total Gas Utilities		2,166,894
Health Care Equipment & Supplies — 0.0%
Embecta Corp.(a)	42,927	509,973
Health Care Providers & Services — 1.7%
CVS Health Corp.	267,699	21,244,593
National Research Corp.	16,652	312,558
Total Health Care Providers & Services		21,557,151
Health Care REITs — 0.6%
LTC Properties, Inc.(a)	31,910	1,097,066
Medical Properties Trust, Inc.(a)	417,744	2,088,720
Sabra Health Care REIT, Inc.(a)	165,178	3,128,471
Sila Realty Trust, Inc.	37,848	882,237
Universal Health Realty Income Trust	9,422	369,437
Total Health Care REITs		7,565,931
Hotel & Resort REITs — 0.0%
Summit Hotel Properties, Inc.	77,831	379,037
Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.	28,730	5,286,895
Papa John's International, Inc.(a)	22,041	848,358
Travel & Leisure Co.	37,297	2,630,557
Vail Resorts, Inc.	21,457	2,849,490
Wendy's Co.(a)	131,210	1,092,979
Total Hotels, Restaurants & Leisure		12,708,279
Household Durables — 0.0%
Cricut, Inc., Class A	35,403	175,245
Ethan Allen Interiors, Inc.	17,818	406,963
Total Household Durables		582,208
Household Products — 1.0%
Clorox Co.	44,225	4,459,207
Energizer Holdings, Inc.(a)	40,995	815,391
Kimberly-Clark Corp.	53,277	5,375,116
Reynolds Consumer Products, Inc.(a)	94,250	2,160,210
Total Household Products		12,809,924
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	55,632	797,763
Clearway Energy, Inc., Class A	2,282	71,700
Total Independent Power & Renewable Electricity Producers		869,463
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	201,395	2,589,940
LXP Industrial Trust	43,208	2,142,252
One Liberty Properties, Inc.	16,104	326,750
Total Industrial REITs		5,058,942
Insurance — 2.9%
American Financial Group, Inc.	35,839	4,898,475
Donegal Group, Inc., Class A	21,592	431,408
F&G Annuities & Life, Inc.	41	1,265
Fidelity National Financial, Inc.	75,592	4,126,567
First American Financial Corp.	38,560	2,369,126
Horace Mann Educators Corp.	28,576	1,319,640
Investors Title Co.	1,178	294,076
Lincoln National Corp.	73,634	3,278,922
Principal Financial Group, Inc.	60,208	5,310,948
Prudential Financial, Inc.	108,216	12,215,422
RLI Corp.	41,727	2,669,693
Safety Insurance Group, Inc.	10,419	811,744
Total Insurance		37,727,286
Interactive Media & Services — 0.0%
Shutterstock, Inc.	26,459	505,367
IT Services — 0.0%
Information Services Group, Inc.	53,635	310,010
Leisure Products — 0.5%
Hasbro, Inc.	55,176	4,524,432
Johnson Outdoors, Inc., Class A	5,486	232,881
Marine Products Corp.	12,038	105,453
Polaris, Inc.(a)	30,597	1,935,260
Smith & Wesson Brands, Inc.	30,796	303,956
Total Leisure Products		7,101,982
Machinery — 1.6%
Douglas Dynamics, Inc.	16,246	530,432
Omega Flex, Inc.	7,555	222,419
PACCAR, Inc.	128,267	14,046,519
Stanley Black & Decker, Inc.	57,142	4,244,508
Trinity Industries, Inc.	54,744	1,447,432
Wabash National Corp.	27,388	236,906
Total Machinery		20,728,216
Media — 3.3%
Comcast Corp., Class A	1,036,544	30,982,300
Entravision Communications Corp., Class A	55,116	161,490
Gray Media, Inc.	64,515	312,252
John Wiley & Sons, Inc., Class A	29,153	892,956
Nexstar Media Group, Inc.(a)	13,273	2,695,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Dividend Fund (DHS)
December 31, 2025

Investments	Shares	Value
Omnicom Group, Inc.	61,884	$4,997,133
Sinclair, Inc.(a)	32,609	498,918
Sirius XM Holdings, Inc.(a)	154,229	3,083,809
Total Media		43,623,941
Metals & Mining — 0.2%
Kaiser Aluminum Corp.	10,189	1,170,309
Mesabi Trust(a)	7,686	296,065
Ryerson Holding Corp.	21,702	546,022
Total Metals & Mining		2,012,396
Multi-Utilities — 1.7%
Avista Corp.	5,999	231,201
Black Hills Corp.	4,586	318,360
Consolidated Edison, Inc.	46,165	4,585,108
Dominion Energy, Inc.	171,444	10,044,904
DTE Energy Co.	18,284	2,358,270
Northwestern Energy Group, Inc.	3,981	256,934
WEC Energy Group, Inc.	35,658	3,760,493
Total Multi-Utilities		21,555,270
Office REITs — 0.4%
Highwoods Properties, Inc.	75,805	1,957,285
Postal Realty Trust, Inc., Class A	24,759	399,610
SL Green Realty Corp.	50,249	2,304,922
Total Office REITs		4,661,817
Oil, Gas & Consumable Fuels — 10.9%
Antero Midstream Corp.	43,321	770,681
APA Corp.(a)	26,832	656,311
California Resources Corp.	9,501	424,790
Chevron Corp.	282,906	43,117,703
Chord Energy Corp.	4,588	425,308
Civitas Resources, Inc.	7,286	197,378
ConocoPhillips	91,593	8,574,021
Coterra Energy, Inc.	58,074	1,528,508
Crescent Energy Co., Class A(a)	20,026	168,018
Diversified Energy Co.	6,160	89,197
EOG Resources, Inc.	39,715	4,170,472
Exxon Mobil Corp.	539,818	64,961,698
Granite Ridge Resources, Inc.	9,175	43,122
HF Sinclair Corp.	17,107	788,291
Kinder Morgan, Inc.	168,046	4,619,585
Matador Resources Co.	9,357	397,111
Murphy Oil Corp.(a)	8,614	269,187
Northern Oil & Gas, Inc.	3,421	73,449
Permian Resources Corp.	56,813	797,086
Phillips 66	30,160	3,891,846
Riley Exploration Permian, Inc.(a)	1,215	32,076
Sunococorp LLC*	6,611	325,790
VAALCO Energy, Inc.(a)	8,307	30,237
Williams Cos., Inc.	91,550	5,503,070
Total Oil, Gas & Consumable Fuels		141,854,935
Paper & Forest Products — 0.1%
Sylvamo Corp.	27,336	1,316,228
Personal Care Products — 0.1%
Inter Parfums, Inc.	21,463	1,820,706
Pharmaceuticals — 8.7%
Bristol-Myers Squibb Co.	577,343	31,141,881
Merck & Co., Inc.	475,556	50,057,025
Pfizer, Inc.	1,115,937	27,786,831
Viatris, Inc.	404,259	5,033,025
Total Pharmaceuticals		114,018,762
Professional Services — 0.2%
Concentrix Corp.	41,759	1,736,339
Kelly Services, Inc., Class A	22,514	198,123
Kforce, Inc.	12,726	393,488
Total Professional Services		2,327,950
Residential REITs — 0.1%
BRT Apartments Corp.	13,271	195,084
UMH Properties, Inc.	58,846	936,240
Total Residential REITs		1,131,324
Retail REITs — 0.5%
Alexander's, Inc.(a)	3,402	741,432
Getty Realty Corp.	38,837	1,062,969
NNN REIT, Inc.	94,250	3,735,128
Saul Centers, Inc.	17,297	545,374
Total Retail REITs		6,084,903
Semiconductors & Semiconductor Equipment — 2.5%
NVE Corp.	1,749	103,768
Skyworks Solutions, Inc.	52,092	3,303,154
Texas Instruments, Inc.	164,679	28,570,160
Total Semiconductors & Semiconductor Equipment		31,977,082
Software — 0.0%
OneSpan, Inc.	26,131	335,522
Specialized REITs — 0.7%
EPR Properties	51,646	2,577,136
Four Corners Property Trust, Inc.	73,217	1,688,384
Millrose Properties, Inc.	100,000	2,987,000
National Storage Affiliates Trust	51,895	1,463,958
Rayonier, Inc.	322	6,971
Total Specialized REITs		8,723,449
Specialty Retail — 1.1%
Bath & Body Works, Inc.	114,938	2,307,955
Best Buy Co., Inc.	76,916	5,147,988
Buckle, Inc.	34,392	1,837,220
Haverty Furniture Cos., Inc.	10,853	253,526
Monro, Inc.(a)	17,305	346,792
Penske Automotive Group, Inc.(a)	19,434	3,076,208
Upbound Group, Inc.	38,148	669,879
Winmark Corp.	2,321	939,866
Total Specialty Retail		14,579,434
Textiles, Apparel & Luxury Goods — 0.1%
Carter's, Inc.	25,058	812,631
Movado Group, Inc.	11,308	233,171
Total Textiles, Apparel & Luxury Goods		1,045,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. High Dividend Fund (DHS)
December 31, 2025

Investments	Shares	Value
Tobacco — 8.9%
Altria Group, Inc.	1,042,221	$60,094,463
Philip Morris International, Inc.	343,523	55,101,089
Universal Corp.	17,347	915,054
Total Tobacco		116,110,606
Trading Companies & Distributors — 0.3%
Global Industrial Co.	26,332	769,421
Karat Packaging, Inc.	14,010	316,206
MSC Industrial Direct Co., Inc., Class A	28,340	2,383,394
Total Trading Companies & Distributors		3,469,021
Water Utilities — 0.1%
Essential Utilities, Inc.	24,817	951,980
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	15,070	198,773
Total United States		1,296,712,424
Puerto Rico — 0.1%
Banks — 0.1%
First BanCorp	105,446	2,185,896
TOTAL COMMON STOCKS (COST: $1,192,321,081)		1,298,898,320
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $834,834)	834,834	834,834
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $2,930,954)	2,930,954	2,930,954
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,196,086,869)		1,302,664,108
Other Assets less Liabilities — 0.0%		128,373
NET ASSETS — 100.0%		$1,302,792,481

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $39,926,594 and the total market value of the collateral held by the Fund was $41,691,505. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,760,551.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,239,126	$2,765,132	$3,968,892	$(64,770)	$29,404	$–	^	$11,120

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,298,898,320	$–	$–	$1,298,898,320
Mutual Fund	–	834,834	–	834,834
Investment of Cash Collateral for Securities Loaned	–	2,930,954	–	2,930,954
Total Investments in Securities	$1,298,898,320	$3,765,788	$–	$1,302,664,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.8%
Aerospace & Defense — 2.7%
Curtiss-Wright Corp.	1,558	$858,879
General Dynamics Corp.	56,442	19,001,764
General Electric Co.	62,548	19,266,660
HEICO Corp., Class A	3,746	945,603
HEICO Corp.	2,343	758,171
Howmet Aerospace, Inc.	17,291	3,545,001
L3Harris Technologies, Inc.	25,563	7,504,530
Lockheed Martin Corp.	57,065	27,600,628
Northrop Grumman Corp.	18,929	10,793,505
RTX Corp.	172,268	31,593,951
TransDigm Group, Inc.	19,829	26,369,596
Woodward, Inc.	3,015	911,495
Total Aerospace & Defense		149,149,783
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	21,040	3,382,390
Expeditors International of Washington, Inc.	15,442	2,301,013
FedEx Corp.	39,876	11,518,581
Total Air Freight & Logistics		17,201,984
Automobiles — 0.4%
Ford Motor Co.	1,375,175	18,042,296
General Motors Co.	60,373	4,909,532
Total Automobiles		22,951,828
Banks — 9.0%
Bank of America Corp.	1,224,106	67,325,830
Citigroup, Inc.	330,343	38,547,725
Citizens Financial Group, Inc.	112,353	6,562,539
Fifth Third Bancorp	184,934	8,656,760
First Citizens BancShares, Inc., Class A	593	1,272,685
Huntington Bancshares, Inc.	447,066	7,756,595
JPMorgan Chase & Co.	633,205	204,031,315
KeyCorp	352,514	7,275,889
M&T Bank Corp.(a)	37,325	7,520,241
PNC Financial Services Group, Inc.	106,736	22,279,005
Regions Financial Corp.	276,231	7,485,860
Truist Financial Corp.	437,938	21,550,929
U.S. Bancorp	501,155	26,741,631
Wells Fargo & Co.	770,066	71,770,151
Total Banks		498,777,155
Beverages — 2.4%
Coca-Cola Co.	989,405	69,169,304
Constellation Brands, Inc., Class A(a)	40,504	5,587,932
PepsiCo, Inc.	418,333	60,039,152
Total Beverages		134,796,388
Biotechnology — 3.7%
AbbVie, Inc.	423,977	96,874,505
Amgen, Inc.	176,986	57,929,288
Gilead Sciences, Inc.	375,451	46,082,856
Regeneron Pharmaceuticals, Inc.	4,643	3,583,792
Total Biotechnology		204,470,441
Broadline Retail — 0.1%
eBay, Inc.	74,974	$6,530,235
Capital Markets — 5.9%
Ameriprise Financial, Inc.	10,097	4,950,963
Ares Management Corp., Class A(a)	46,491	7,514,340
Bank of New York Mellon Corp.	156,184	18,131,401
Blackrock, Inc.	23,809	25,483,725
Blackstone, Inc.	180,804	27,869,129
Carlyle Group, Inc.	68,783	4,065,763
Cboe Global Markets, Inc.	13,642	3,424,142
Charles Schwab Corp.	165,791	16,564,179
CME Group, Inc.	52,344	14,294,099
Goldman Sachs Group, Inc.	69,038	60,684,402
Interactive Brokers Group, Inc., Class A	26,042	1,674,761
Intercontinental Exchange, Inc.	55,528	8,993,315
KKR & Co., Inc.	40,444	5,155,801
LPL Financial Holdings, Inc.	3,364	1,201,520
Moody's Corp.	15,967	8,156,742
Morgan Stanley	438,821	77,903,892
MSCI, Inc.	7,842	4,499,191
Nasdaq, Inc.	53,290	5,176,058
Northern Trust Corp.	36,427	4,975,564
Raymond James Financial, Inc.	18,726	3,007,208
S&P Global, Inc.	18,702	9,773,478
State Street Corp.	62,365	8,045,709
T Rowe Price Group, Inc.	75,000	7,678,500
Tradeweb Markets, Inc., Class A	5,564	598,352
Total Capital Markets		329,822,234
Chemicals — 0.4%
Corteva, Inc.	57,230	3,836,127
Ecolab, Inc.	21,989	5,772,552
PPG Industries, Inc.	48,111	4,929,453
Sherwin-Williams Co.	17,983	5,827,032
Total Chemicals		20,365,164
Commercial Services & Supplies — 0.3%
Cintas Corp.	29,963	5,635,141
Republic Services, Inc.	28,015	5,937,219
Rollins, Inc.	68,246	4,096,125
Veralto Corp.	10,610	1,058,666
Total Commercial Services & Supplies		16,727,151
Communications Equipment — 1.0%
Cisco Systems, Inc.	665,415	51,256,917
Ubiquiti, Inc.	4,013	2,220,594
Total Communications Equipment		53,477,511
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	1,479	1,380,336
EMCOR Group, Inc.	1,957	1,197,273
Quanta Services, Inc.	6,019	2,540,379
Total Construction & Engineering		5,117,988
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,751	1,712,937
Vulcan Materials Co.	10,058	2,868,743
Total Construction Materials		4,581,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
December 31, 2025

Investments	Shares	Value
Consumer Finance — 0.9%
American Express Co.	73,556	$27,212,042
Capital One Financial Corp.	71,418	17,308,867
Synchrony Financial	64,422	5,374,727
Total Consumer Finance		49,895,636
Consumer Staples Distribution & Retail — 2.0%
Casey's General Stores, Inc.	1,866	1,031,357
Costco Wholesale Corp.	19,872	17,136,420
Dollar General Corp.	35,992	4,778,658
Kroger Co.	109,279	6,827,752
Sysco Corp.	109,286	8,053,285
Target Corp.	158,297	15,473,532
Walmart, Inc.	523,310	58,301,967
Total Consumer Staples Distribution & Retail		111,602,971
Containers & Packaging — 0.1%
Packaging Corp. of America	17,570	3,623,461
Distributors — 0.1%
Genuine Parts Co.	33,766	4,151,867
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	2,495,238	61,981,712
Verizon Communications, Inc.	1,481,296	60,333,186
Total Diversified Telecommunication Services		122,314,898
Electric Utilities — 3.7%
Alliant Energy Corp.	86,714	5,637,277
American Electric Power Co., Inc.	195,871	22,585,885
Constellation Energy Corp.	15,813	5,586,259
Duke Energy Corp.	284,222	33,313,661
Edison International	136,558	8,196,211
Entergy Corp.	96,062	8,879,011
Evergy, Inc.	65,133	4,721,491
Eversource Energy	126,423	8,512,061
Exelon Corp.	370,751	16,161,036
FirstEnergy Corp.	210,617	9,429,323
NextEra Energy, Inc.	437,830	35,148,992
NRG Energy, Inc.	24,011	3,823,512
PG&E Corp.	118,831	1,909,614
PPL Corp.(a)	179,974	6,302,689
Southern Co.(a)	295,045	25,727,924
Xcel Energy, Inc.	136,370	10,072,288
Total Electric Utilities		206,007,234
Electrical Equipment — 0.5%
AMETEK, Inc.	11,529	2,367,019
Emerson Electric Co.	72,303	9,596,054
GE Vernova, Inc.	10,420	6,810,200
Hubbell, Inc.	5,245	2,329,357
Rockwell Automation, Inc.	18,090	7,038,276
Vertiv Holdings Co., Class A	15,238	2,468,708
Total Electrical Equipment		30,609,614
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	103,694	14,013,207
Corning, Inc.	136,678	11,967,526
Jabil, Inc.	3,932	896,574
Total Electronic Equipment, Instruments & Components		26,877,307
Energy Equipment & Services — 0.3%
Baker Hughes Co.	210,729	9,596,598
Halliburton Co.	164,134	4,638,427
Total Energy Equipment & Services		14,235,025
Entertainment — 0.3%
Walt Disney Co.	133,549	15,193,870
Financial Services — 1.7%
Apollo Global Management, Inc.	69,312	10,033,605
Global Payments, Inc.	22,804	1,765,030
Mastercard, Inc., Class A	39,241	22,401,902
PayPal Holdings, Inc.	67,758	3,955,712
Visa, Inc., Class A	164,720	57,768,951
Total Financial Services		95,925,200
Food Products — 0.7%
Archer-Daniels-Midland Co.	127,706	7,341,818
General Mills, Inc.	192,194	8,937,021
Hershey Co.	34,658	6,307,063
Kraft Heinz Co.(a)	420,117	10,187,837
McCormick & Co., Inc., Non-Voting Shares	58,813	4,005,753
Tyson Foods, Inc., Class A	78,683	4,612,398
Total Food Products		41,391,890
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	44,180	7,405,893
Ground Transportation — 0.6%
CSX Corp.	210,664	7,636,570
Old Dominion Freight Line, Inc.	12,366	1,938,989
Union Pacific Corp.	110,167	25,483,830
Total Ground Transportation		35,059,389
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	259,885	32,560,992
Becton Dickinson & Co.	48,807	9,471,975
GE HealthCare Technologies, Inc.	17,874	1,466,025
ResMed, Inc.	15,816	3,809,600
Stryker Corp.	27,832	9,782,113
Zimmer Biomet Holdings, Inc.	15,098	1,357,612
Total Health Care Equipment & Supplies		58,448,317
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	28,722	5,902,371
Cencora, Inc.	11,162	3,769,966
Cigna Group	47,350	13,032,141
CVS Health Corp.	355,463	28,209,544
HCA Healthcare, Inc.	16,298	7,608,884
Labcorp Holdings, Inc.	6,498	1,630,218
McKesson Corp.	5,386	4,418,082
Quest Diagnostics, Inc.	14,346	2,489,461
UnitedHealth Group, Inc.	187,575	61,920,383
Total Health Care Providers & Services		128,981,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
December 31, 2025

Investments	Shares	Value
Health Care REITs — 0.6%
Ventas, Inc.	127,732	$9,883,902
Welltower, Inc.	117,121	21,738,829
Total Health Care REITs		31,622,731
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	1,957	10,480,381
Darden Restaurants, Inc.	30,595	5,630,092
Expedia Group, Inc.	8,307	2,353,456
Hilton Worldwide Holdings, Inc.	9,937	2,854,403
Las Vegas Sands Corp.	120,016	7,811,841
Marriott International, Inc., Class A	18,545	5,753,401
McDonald's Corp.	137,187	41,928,463
Starbucks Corp.	255,718	21,534,013
Yum! Brands, Inc.	41,924	6,342,263
Total Hotels, Restaurants & Leisure		104,688,313
Household Durables — 0.1%
DR Horton, Inc.	24,850	3,579,146
PulteGroup, Inc.	12,461	1,461,177
Somnigroup International, Inc.	11,212	1,001,007
Total Household Durables		6,041,330
Household Products — 1.9%
Church & Dwight Co., Inc.	26,089	2,187,563
Colgate-Palmolive Co.	168,681	13,329,172
Kimberly-Clark Corp.	117,229	11,827,234
Procter & Gamble Co.	536,719	76,917,200
Total Household Products		104,261,169
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	20,631	3,328,399
Industrial Conglomerates — 0.6%
3M Co.	71,382	11,428,258
Honeywell International, Inc.	123,882	24,168,140
Total Industrial Conglomerates		35,596,398
Industrial REITs — 0.5%
Prologis, Inc.	231,359	29,535,290
Insurance — 2.0%
Aflac, Inc.	93,503	10,310,576
Allstate Corp.	59,667	12,419,686
American International Group, Inc.	100,582	8,604,790
Cincinnati Financial Corp.	26,237	4,285,027
Hartford Insurance Group, Inc.	59,561	8,207,506
Loews Corp.	8,056	848,377
Marsh & McLennan Cos., Inc.	75,610	14,027,167
MetLife, Inc.	153,446	12,113,027
Principal Financial Group, Inc.	63,959	5,641,824
Progressive Corp.	22,515	5,127,116
Prudential Financial, Inc.	121,990	13,770,231
Travelers Cos., Inc.	41,450	12,022,987
WR Berkley Corp.	33,453	2,345,724
Total Insurance		109,724,038
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A	226,148	70,784,324
Alphabet, Inc., Class C	210,484	66,049,879
Meta Platforms, Inc., Class A	85,051	56,141,315
Total Interactive Media & Services		192,975,518
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	59,168	4,910,944
International Business Machines Corp.	165,024	48,881,759
VeriSign, Inc.	13,012	3,161,265
Total IT Services		56,953,968
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	14,891	2,026,218
Danaher Corp.	31,899	7,302,319
Thermo Fisher Scientific, Inc.	14,891	8,628,590
West Pharmaceutical Services, Inc.	3,117	857,612
Total Life Sciences Tools & Services		18,814,739
Machinery — 1.9%
Caterpillar, Inc.	38,186	21,875,614
Cummins, Inc.	25,557	13,045,571
Deere & Co.	28,663	13,344,633
Dover Corp.	11,635	2,271,617
Fortive Corp.	17,466	964,298
Illinois Tool Works, Inc.	59,696	14,703,125
Otis Worldwide Corp.	57,789	5,047,869
PACCAR, Inc.	164,360	17,999,063
Parker-Hannifin Corp.	12,453	10,945,689
Westinghouse Air Brake Technologies Corp.	7,322	1,562,881
Xylem, Inc.	21,324	2,903,902
Total Machinery		104,664,262
Media — 0.8%
Comcast Corp., Class A	1,252,306	37,431,427
Fox Corp., Class B	25,143	1,632,535
Fox Corp., Class A	20,204	1,476,306
Paramount Skydance Corp., Class B(a)	103,440	1,386,096
Total Media		41,926,364
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	151,034	7,671,017
Newmont Corp.	143,798	14,358,231
Nucor Corp.	23,030	3,756,423
Steel Dynamics, Inc.	13,278	2,249,957
Total Metals & Mining		28,035,628
Multi-Utilities — 1.6%
Ameren Corp.	87,732	8,760,918
CenterPoint Energy, Inc.(a)	117,508	4,505,257
CMS Energy Corp.	70,856	4,954,960
Consolidated Edison, Inc.	100,814	10,012,846
Dominion Energy, Inc.(a)	297,103	17,407,265
DTE Energy Co.	52,439	6,763,582
NiSource, Inc.	143,944	6,011,101
Public Service Enterprise Group, Inc.	123,777	9,939,293
Sempra	146,090	12,898,286
WEC Energy Group, Inc.	84,891	8,952,605
Total Multi-Utilities		90,206,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
December 31, 2025

Investments	Shares	Value
Oil, Gas & Consumable Fuels — 7.5%
Cheniere Energy, Inc.	17,716	$3,443,813
Chevron Corp.	705,046	107,456,061
ConocoPhillips	362,829	33,964,423
Coterra Energy, Inc.	191,426	5,038,332
Devon Energy Corp.	123,885	4,537,908
Diamondback Energy, Inc.	56,810	8,540,247
EOG Resources, Inc.	157,978	16,589,270
EQT Corp.	50,008	2,680,429
Expand Energy Corp.	34,969	3,859,179
Exxon Mobil Corp.	1,190,222	143,231,315
Kinder Morgan, Inc.	751,166	20,649,553
Marathon Petroleum Corp.	50,873	8,273,476
Occidental Petroleum Corp.	174,269	7,165,941
Phillips 66	110,217	14,222,402
Targa Resources Corp.	37,746	6,964,137
Texas Pacific Land Corp.(a)	2,573	739,017
Valero Energy Corp.(a)	62,930	10,244,375
Venture Global, Inc., Class A(a)	40,515	276,312
Williams Cos., Inc.	315,560	18,968,312
Total Oil, Gas & Consumable Fuels		416,844,502
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	54,628	3,791,183
Southwest Airlines Co.	79,439	3,283,214
Total Passenger Airlines		7,074,397
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	24,015	2,514,851
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	685,387	36,969,775
Eli Lilly & Co.	65,600	70,499,008
Johnson & Johnson	476,173	98,544,003
Merck & Co., Inc.	661,208	69,598,754
Pfizer, Inc.	1,988,679	49,518,107
Zoetis, Inc.	56,426	7,099,519
Total Pharmaceuticals		332,229,166
Professional Services — 0.6%
Automatic Data Processing, Inc.	83,627	21,511,373
Broadridge Financial Solutions, Inc.	15,436	3,444,852
Equifax, Inc.	8,911	1,933,509
Leidos Holdings, Inc.	13,015	2,347,906
SS&C Technologies Holdings, Inc.	22,168	1,937,927
UL Solutions, Inc., Class A	4,704	370,958
Verisk Analytics, Inc.	8,847	1,978,985
Total Professional Services		33,525,510
Residential REITs — 0.3%
AvalonBay Communities, Inc.	42,374	7,682,830
Equity Residential	126,831	7,995,426
Total Residential REITs		15,678,256
Retail REITs — 0.7%
Realty Income Corp.	314,933	17,752,773
Simon Property Group, Inc.	116,903	21,639,915
Total Retail REITs		39,392,688
Semiconductors & Semiconductor Equipment — 7.9%
Analog Devices, Inc.	54,985	14,911,932
Applied Materials, Inc.	43,320	11,132,807
Broadcom, Inc.	349,312	120,896,883
KLA Corp.	9,872	11,995,270
Lam Research Corp.	97,875	16,754,243
Marvell Technology, Inc.	29,852	2,536,823
Micron Technology, Inc.	43,609	12,446,445
Monolithic Power Systems, Inc.	3,498	3,170,447
NVIDIA Corp.	928,330	173,133,545
Qualcomm, Inc.	174,669	29,877,132
Teradyne, Inc.	5,951	1,151,876
Texas Instruments, Inc.	224,801	39,000,725
Total Semiconductors & Semiconductor Equipment		437,008,128
Software — 5.1%
Intuit, Inc.	16,208	10,736,503
Microsoft Corp.	451,812	218,505,319
Oracle Corp.	218,302	42,549,243
Salesforce, Inc.	52,246	13,840,488
Total Software		285,631,553
Specialized REITs — 1.6%
American Tower Corp.	143,501	25,194,470
Digital Realty Trust, Inc.	82,173	12,712,985
Equinix, Inc.	19,760	15,139,322
Extra Space Storage, Inc.	74,770	9,736,549
Iron Mountain, Inc.	93,986	7,796,139
Public Storage	58,660	15,222,270
SBA Communications Corp.	19,606	3,792,389
Total Specialized REITs		89,594,124
Specialty Retail — 2.3%
Dick's Sporting Goods, Inc.(a)	10,396	2,058,096
Home Depot, Inc.	204,965	70,528,457
Lowe's Cos., Inc.	86,225	20,794,021
Ross Stores, Inc.	22,752	4,098,545
TJX Cos., Inc.	150,561	23,127,675
Tractor Supply Co.	69,157	3,458,542
Williams-Sonoma, Inc.	13,438	2,399,892
Total Specialty Retail		126,465,228
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	650,698	176,898,758
Dell Technologies, Inc., Class C	41,283	5,196,704
Hewlett Packard Enterprise Co.	236,397	5,678,256
NetApp, Inc.	27,309	2,924,521
Western Digital Corp.	15,899	2,738,921
Total Technology Hardware, Storage & Peripherals		193,437,160
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	235,190	14,983,955
Ralph Lauren Corp.	4,046	1,430,706
Tapestry, Inc.	33,855	4,325,653
Total Textiles, Apparel & Luxury Goods		20,740,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Dividend Fund (DLN)
December 31, 2025

Investments	Shares	Value
Tobacco — 2.0%
Altria Group, Inc.	593,685	$34,231,877
Philip Morris International, Inc.	481,662	77,258,585
Total Tobacco		111,490,462
Trading Companies & Distributors — 0.4%
Fastenal Co.	191,247	7,674,742
Ferguson Enterprises, Inc.	30,020	6,683,353
United Rentals, Inc.	4,370	3,536,728
WW Grainger, Inc.	3,373	3,403,526
Total Trading Companies & Distributors		21,298,349
Water Utilities — 0.1%
American Water Works Co., Inc.	38,246	4,991,103
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	174,805	35,492,407
TOTAL COMMON STOCKS (COST: $4,163,505,384)		5,547,475,622
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $4,417,412)	4,417,412	4,417,412
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $293,732)	293,732	293,732
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $4,168,216,528)		5,552,186,766
Other Assets less Liabilities — 0.1%		4,052,511
NET ASSETS — 100.0%		$5,556,239,277

(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,777,548 and the total market value of the collateral held by the Fund was $64,670,567. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $64,376,835.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Dividend Income
WisdomTree U.S. Total Dividend Fund	$2,242,015	$30,931,448	$33,561,590	$551,960	$(163,833)	$–	^	$93,146

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,547,475,622	$–	$–	$5,547,475,622
Mutual Fund	–	4,417,412	–	4,417,412
Investment of Cash Collateral for Securities Loaned	–	293,732	–	293,732
Total Investments in Securities	$5,547,475,622	$4,711,144	$–	$5,552,186,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. LargeCap Fund (EPS)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 100.0%
United States — 99.4%
Aerospace & Defense — 1.1%
AeroVironment, Inc.*(a)	379	$91,676
ATI, Inc.*	886	101,677
BWX Technologies, Inc.	635	109,753
Carpenter Technology Corp.	313	98,545
Curtiss-Wright Corp.	240	132,305
General Dynamics Corp.	5,878	1,978,887
General Electric Co.	11,193	3,447,780
HEICO Corp.	654	211,628
Howmet Aerospace, Inc.	3,468	711,009
Kratos Defense & Security Solutions, Inc.*(a)	1,168	88,663
L3Harris Technologies, Inc.	3,369	989,037
Northrop Grumman Corp.	3,055	1,741,992
RTX Corp.	25,682	4,710,079
Textron, Inc.	3,439	299,778
TransDigm Group, Inc.	640	851,104
Woodward, Inc.	300	90,696
Total Aerospace & Defense		15,654,609
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	857	137,771
Expeditors International of Washington, Inc.	1,944	289,676
FedEx Corp.	7,530	2,175,116
United Parcel Service, Inc., Class B	31,680	3,142,339
Total Air Freight & Logistics		5,744,902
Automobile Components — 0.1%
Aptiv PLC*	8,248	627,590
Automobiles — 1.4%
Ford Motor Co.	197,999	2,597,747
General Motors Co.	63,422	5,157,477
Tesla, Inc.*	24,668	11,093,693
Total Automobiles		18,848,917
Banks — 5.8%
Bank of America Corp.	272,979	15,013,845
Citigroup, Inc.	64,123	7,482,513
Citizens Financial Group, Inc.	12,266	716,457
East West Bancorp, Inc.	3,583	402,693
Fifth Third Bancorp	22,408	1,048,918
First Citizens BancShares, Inc., Class A	518	1,111,721
Huntington Bancshares, Inc.	50,331	873,243
JPMorgan Chase & Co.	96,671	31,149,330
KeyCorp	30,547	630,490
M&T Bank Corp.	5,457	1,099,476
PNC Financial Services Group, Inc.	14,829	3,095,257
Regions Financial Corp.	34,215	927,227
Truist Financial Corp.	48,451	2,384,274
U.S. Bancorp	64,999	3,468,347
Wells Fargo & Co.	116,814	10,887,065
Total Banks		80,290,856
Beverages — 1.0%
Coca-Cola Co.	93,458	6,533,649
Constellation Brands, Inc., Class A(a)	6,803	938,542
Monster Beverage Corp.*	11,499	881,628
PepsiCo, Inc.	36,380	5,221,258
Total Beverages		13,575,077
Biotechnology — 1.9%
AbbVie, Inc.	37,649	8,602,420
Alnylam Pharmaceuticals, Inc.*	920	365,838
Amgen, Inc.	17,652	5,777,676
Biogen, Inc.*	5,018	883,118
Gilead Sciences, Inc.	41,309	5,070,267
Incyte Corp.*	3,887	383,919
Natera, Inc.*	881	201,828
Neurocrine Biosciences, Inc.*	711	100,841
Regeneron Pharmaceuticals, Inc.	3,256	2,513,209
United Therapeutics Corp.*	905	440,961
Vertex Pharmaceuticals, Inc.*	4,539	2,057,801
Total Biotechnology		26,397,878
Broadline Retail — 6.1%
Amazon.com, Inc.*	359,447	82,967,557
eBay, Inc.	13,822	1,203,896
Total Broadline Retail		84,171,453
Building Products — 0.2%
Allegion PLC	714	113,683
Carlisle Cos., Inc.	722	230,939
Johnson Controls International PLC	9,527	1,140,858
Lennox International, Inc.	310	150,530
Masco Corp.	3,619	229,662
Trane Technologies PLC	3,029	1,178,887
Total Building Products		3,044,559
Capital Markets — 3.7%
Ameriprise Financial, Inc.	3,709	1,818,671
Ares Management Corp., Class A	1,541	249,072
Bank of New York Mellon Corp.	21,257	2,467,725
Blackrock, Inc.	3,405	3,644,508
Blackstone, Inc.	13,354	2,058,386
Carlyle Group, Inc.	9,390	555,043
Cboe Global Markets, Inc.	1,449	363,699
Charles Schwab Corp.	43,287	4,324,804
CME Group, Inc.	6,728	1,837,282
Coinbase Global, Inc., Class A*	5,247	1,186,557
Goldman Sachs Group, Inc.	9,818	8,630,022
Interactive Brokers Group, Inc., Class A	4,190	269,459
Intercontinental Exchange, Inc.	11,446	1,853,794
KKR & Co., Inc.	17,923	2,284,824
LPL Financial Holdings, Inc.	1,495	533,969
Moody's Corp.	2,046	1,045,199
Morgan Stanley	45,746	8,121,287
MSCI, Inc.	809	464,148
Nasdaq, Inc.	8,231	799,477
Northern Trust Corp.	5,261	718,600
Raymond James Financial, Inc.	5,806	932,385
Robinhood Markets, Inc., Class A*	6,698	757,544
S&P Global, Inc.	5,099	2,664,686
State Street Corp.	11,498	1,483,357
T Rowe Price Group, Inc.	8,600	880,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
December 31, 2025

Investments	Shares	Value
Tradeweb Markets, Inc., Class A	1,285	$138,189
Total Capital Markets		50,083,155
Chemicals — 0.6%
Corteva, Inc.	15,089	1,011,416
DuPont de Nemours, Inc.	7,210	289,842
Ecolab, Inc.	3,257	855,028
International Flavors & Fragrances, Inc.	3,967	267,336
Linde PLC	9,486	4,044,735
PPG Industries, Inc.	5,451	558,509
RPM International, Inc.	1,355	140,920
Sherwin-Williams Co.	3,756	1,217,057
Total Chemicals		8,384,843
Commercial Services & Supplies — 0.1%
Cintas Corp.	3,551	667,837
Republic Services, Inc.	3,854	816,778
Rollins, Inc.	4,732	284,015
Veralto Corp.	2,272	226,700
Total Commercial Services & Supplies		1,995,330
Communications Equipment — 1.1%
Arista Networks, Inc.*	20,183	2,644,578
Ciena Corp.*	4,432	1,036,512
Cisco Systems, Inc.	116,499	8,973,918
F5, Inc.*	3,953	1,009,043
Lumentum Holdings, Inc.*	2,659	980,081
Ubiquiti, Inc.	1,935	1,070,732
Total Communications Equipment		15,714,864
Construction & Engineering — 0.1%
AECOM	1,598	152,337
API Group Corp.*(a)	1,839	70,360
Comfort Systems USA, Inc.	265	247,322
EMCOR Group, Inc.	535	327,308
MasTec, Inc.*	414	89,991
Quanta Services, Inc.	1,383	583,709
Total Construction & Engineering		1,471,027
Construction Materials — 0.2%
Amrize Ltd.*	6,869	371,476
CRH PLC	14,373	1,793,750
Martin Marietta Materials, Inc.	711	442,711
Vulcan Materials Co.	1,313	374,494
Total Construction Materials		2,982,431
Consumer Finance — 0.9%
Ally Financial, Inc.	7,353	333,017
American Express Co.	14,151	5,235,162
Capital One Financial Corp.	20,441	4,954,081
SoFi Technologies, Inc.*	7,864	205,880
Synchrony Financial	19,416	1,619,877
Total Consumer Finance		12,348,017
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc.	342	189,027
Costco Wholesale Corp.	4,249	3,664,083
Dollar General Corp.	4,007	532,009
Dollar Tree, Inc.*	2,752	338,523
Kroger Co.	22,381	1,398,365
Performance Food Group Co.*	1,721	154,752
Sysco Corp.	11,277	831,002
U.S. Foods Holding Corp.*	2,624	197,640
Walmart, Inc.	93,441	10,410,262
Total Consumer Staples Distribution & Retail		17,715,663
Containers & Packaging — 0.0%
Avery Dennison Corp.	731	132,954
Ball Corp.	3,913	207,272
Packaging Corp. of America	1,349	278,204
Total Containers & Packaging		618,430
Distributors — 0.0%
Genuine Parts Co.	1,956	240,510
Diversified REITs — 0.0%
WP Carey, Inc.	1,362	87,658
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	310,759	7,719,253
Verizon Communications, Inc.	253,193	10,312,551
Total Diversified Telecommunication Services		18,031,804
Electric Utilities — 1.4%
Alliant Energy Corp.	4,156	270,182
American Electric Power Co., Inc.	12,865	1,483,463
Constellation Energy Corp.	3,624	1,280,250
Duke Energy Corp.	19,222	2,253,011
Edison International	16,035	962,421
Entergy Corp.	8,182	756,262
Evergy, Inc.	3,890	281,986
Eversource Energy	8,472	570,420
Exelon Corp.	27,485	1,198,071
FirstEnergy Corp.	13,368	598,485
NextEra Energy, Inc.	45,011	3,613,483
NRG Energy, Inc.	4,103	653,362
PG&E Corp.	95,013	1,526,859
PPL Corp.(a)	12,142	425,213
Southern Co.	24,686	2,152,619
Xcel Energy, Inc.	11,304	834,913
Total Electric Utilities		18,861,000
Electrical Equipment — 0.5%
AMETEK, Inc.	3,175	651,859
Bloom Energy Corp., Class A*	1,778	154,490
Eaton Corp. PLC	6,374	2,030,183
Emerson Electric Co.	11,433	1,517,388
GE Vernova, Inc.	2,115	1,382,300
Hubbell, Inc.	570	253,143
Nextpower, Inc., Class A*	1,547	134,759
nVent Electric PLC	1,122	114,410
Rockwell Automation, Inc.	1,167	454,045
Vertiv Holdings Co., Class A	3,262	528,477
Total Electrical Equipment		7,221,054
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	19,380	2,619,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
December 31, 2025

Investments	Shares	Value
Coherent Corp.*	6,130	$1,131,414
Corning, Inc.	21,756	1,904,955
Flex Ltd.*	21,797	1,316,975
Jabil, Inc.	5,843	1,332,321
Keysight Technologies, Inc.*	6,584	1,337,803
Teledyne Technologies, Inc.*	2,339	1,194,598
Trimble, Inc.*	12,821	1,004,525
Zebra Technologies Corp., Class A*	3,531	857,397
Total Electronic Equipment, Instruments & Components		12,699,001
Energy Equipment & Services — 0.3%
Baker Hughes Co.	22,202	1,011,079
Halliburton Co.	30,963	875,014
SLB Ltd.	54,475	2,090,751
Total Energy Equipment & Services		3,976,844
Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One, Class C*	1,673	164,807
Live Nation Entertainment, Inc.*(a)	1,677	238,973
Netflix, Inc.*	50,054	4,693,063
Take-Two Interactive Software, Inc.*	1,443	369,451
TKO Group Holdings, Inc.(a)	505	105,545
Walt Disney Co.	51,680	5,879,634
Total Entertainment		11,451,473
Financial Services — 4.1%
Affirm Holdings, Inc.*(a)	2,318	172,529
Apollo Global Management, Inc.	17,347	2,511,152
Berkshire Hathaway, Inc., Class B*	50,999	25,634,647
Block, Inc.*	8,284	539,206
Corpay, Inc.*	1,712	515,192
Equitable Holdings, Inc.	15,433	735,383
Fiserv, Inc.*	33,182	2,228,835
Global Payments, Inc.	15,586	1,206,356
Jack Henry & Associates, Inc.	507	92,517
Mastercard, Inc., Class A	13,612	7,770,819
PayPal Holdings, Inc.	41,664	2,432,344
Rocket Cos., Inc., Class A	7,440	144,038
Toast, Inc., Class A*	4,043	143,567
Visa, Inc., Class A	35,310	12,383,570
Total Financial Services		56,510,155
Food Products — 0.3%
Archer-Daniels-Midland Co.	12,322	708,392
Bunge Global SA	3,716	331,021
General Mills, Inc.	13,701	637,096
Hershey Co.	2,898	527,378
Kraft Heinz Co.	54,090	1,311,683
McCormick & Co., Inc., Non-Voting Shares	1,507	102,642
Tyson Foods, Inc., Class A	9,154	536,607
Total Food Products		4,154,819
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	2,622	439,526
Ground Transportation — 1.0%
CSX Corp.	39,431	1,429,374
JB Hunt Transport Services, Inc.	831	161,496
Old Dominion Freight Line, Inc.	2,125	333,200
Uber Technologies, Inc.*	93,995	7,680,331
Union Pacific Corp.	14,621	3,382,130
XPO, Inc.*(a)	916	124,494
Total Ground Transportation		13,111,025
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	34,691	4,346,435
Becton Dickinson & Co.	10,134	1,966,705
Boston Scientific Corp.*	20,278	1,933,507
Cooper Cos., Inc.*	1,712	140,316
Dexcom, Inc.*	3,246	215,437
Edwards Lifesciences Corp.*	6,500	554,125
GE HealthCare Technologies, Inc.	10,458	857,765
IDEXX Laboratories, Inc.*	720	487,102
Insulet Corp.*	651	185,040
Intuitive Surgical, Inc.*	2,810	1,591,472
Medtronic PLC	36,110	3,468,727
ResMed, Inc.	1,940	467,288
Solventum Corp.*	3,015	238,909
STERIS PLC	1,293	327,801
Stryker Corp.	6,687	2,350,280
Zimmer Biomet Holdings, Inc.	5,909	531,337
Total Health Care Equipment & Supplies		19,662,246
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	4,404	905,022
Cencora, Inc.	4,225	1,426,994
Cigna Group	14,304	3,936,890
CVS Health Corp.	57,418	4,556,692
HCA Healthcare, Inc.	6,530	3,048,596
Labcorp Holdings, Inc.	1,743	437,284
McKesson Corp.	2,653	2,176,229
Quest Diagnostics, Inc.	2,095	363,545
Tenet Healthcare Corp.*	2,055	408,370
UnitedHealth Group, Inc.	29,505	9,739,896
Universal Health Services, Inc., Class B	1,768	385,459
Total Health Care Providers & Services		27,384,977
Health Care REITs — 0.1%
Ventas, Inc.	2,976	230,283
Welltower, Inc.	5,110	948,467
Total Health Care REITs		1,178,750
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A*	1,789	399,358
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A*	9,475	1,285,947
Booking Holdings, Inc.	710	3,802,284
Carnival Corp.*	47,854	1,461,461
Chipotle Mexican Grill, Inc.*	17,142	634,254
Darden Restaurants, Inc.	2,120	390,122
Domino's Pizza, Inc.	319	132,966
DoorDash, Inc., Class A*	2,881	652,489
Expedia Group, Inc.	3,090	875,428
Hilton Worldwide Holdings, Inc.	3,033	871,229
Las Vegas Sands Corp.	11,375	740,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
December 31, 2025

Investments	Shares	Value
Marriott International, Inc., Class A	4,047	$1,255,541
McDonald's Corp.	13,787	4,213,721
Royal Caribbean Cruises Ltd.	6,915	1,928,732
Wynn Resorts Ltd.	771	92,775
Yum! Brands, Inc.	4,025	608,902
Total Hotels, Restaurants & Leisure		18,946,250
Household Durables — 0.3%
DR Horton, Inc.	9,490	1,366,845
Garmin Ltd.	2,975	603,479
NVR, Inc.*	75	546,958
PulteGroup, Inc.	9,365	1,098,140
Somnigroup International, Inc.	1,527	136,330
Toll Brothers, Inc.	3,022	408,635
TopBuild Corp.*	245	102,211
Total Household Durables		4,262,598
Household Products — 0.8%
Church & Dwight Co., Inc.	2,172	182,122
Clorox Co.	621	62,616
Colgate-Palmolive Co.	17,884	1,413,194
Procter & Gamble Co.	59,904	8,584,842
Total Household Products		10,242,774
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	2,844	458,823
Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Corp.*	323	121,073
Industrial Conglomerates — 0.4%
3M Co.	11,836	1,894,944
Honeywell International, Inc.	16,244	3,169,042
Total Industrial Conglomerates		5,063,986
Industrial REITs — 0.1%
Prologis, Inc.	11,673	1,490,175
Insurance — 2.8%
Aflac, Inc.	17,336	1,911,641
Allstate Corp.	17,586	3,660,526
American International Group, Inc.	22,974	1,965,426
Aon PLC, Class A	4,811	1,697,706
Arch Capital Group Ltd.*	16,199	1,553,808
Chubb Ltd.	16,131	5,034,808
Cincinnati Financial Corp.	2,440	398,501
Erie Indemnity Co., Class A	269	77,109
F&G Annuities & Life, Inc.	432	13,327
Fidelity National Financial, Inc.	7,205	393,321
Hartford Insurance Group, Inc.	12,112	1,669,034
Loews Corp.	8,040	846,692
Markel Group, Inc.*	250	537,412
Marsh & McLennan Cos., Inc.	12,125	2,249,430
MetLife, Inc.	35,429	2,796,765
Principal Financial Group, Inc.	8,682	765,839
Progressive Corp.	22,636	5,154,670
Prudential Financial, Inc.	22,155	2,500,856
Travelers Cos., Inc.	9,686	2,809,521
Unum Group	6,712	520,180
Willis Towers Watson PLC	2,043	671,330
WR Berkley Corp.	9,550	669,646
Total Insurance		37,897,548
Interactive Media & Services — 9.7%
Alphabet, Inc., Class A	262,193	82,066,409
Meta Platforms, Inc., Class A	76,810	50,701,513
Pinterest, Inc., Class A*	10,285	266,279
Reddit, Inc., Class A*	872	200,446
Total Interactive Media & Services		133,234,647
IT Services — 1.3%
Akamai Technologies, Inc.*	10,142	884,890
Cloudflare, Inc., Class A*	4,185	825,073
Cognizant Technology Solutions Corp., Class A	25,833	2,144,139
Gartner, Inc.*	5,054	1,275,023
GoDaddy, Inc., Class A*	8,260	1,024,901
International Business Machines Corp.	20,790	6,158,206
MongoDB, Inc.*	2,202	924,157
Okta, Inc.*	10,686	924,018
Snowflake, Inc.*	3,394	744,508
Twilio, Inc., Class A*	8,493	1,208,044
VeriSign, Inc.	4,467	1,085,258
Total IT Services		17,198,217
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	3,981	541,695
Danaher Corp.	11,548	2,643,568
Illumina, Inc.*	1,314	172,344
IQVIA Holdings, Inc.*	3,629	818,013
Medpace Holdings, Inc.*	216	121,316
Mettler-Toledo International, Inc.*	204	284,415
Tempus AI, Inc.*(a)	1,497	88,398
Thermo Fisher Scientific, Inc.	7,362	4,265,911
Waters Corp.*	535	203,209
West Pharmaceutical Services, Inc.	480	132,067
Total Life Sciences Tools & Services		9,270,936
Machinery — 1.0%
Caterpillar, Inc.	7,887	4,518,226
Cummins, Inc.	3,035	1,549,216
Dover Corp.	2,393	467,209
Fortive Corp.	4,104	226,582
Graco, Inc.	1,758	144,103
Illinois Tool Works, Inc.	4,859	1,196,772
ITT, Inc.	394	68,363
Lincoln Electric Holdings, Inc.	307	73,569
Nordson Corp.	421	101,221
Otis Worldwide Corp.	6,001	524,187
PACCAR, Inc.	12,411	1,359,128
Parker-Hannifin Corp.	2,105	1,850,211
Pentair PLC	1,378	143,505
RBC Bearings, Inc.*	155	69,507
Snap-on, Inc.	1,015	349,769
Westinghouse Air Brake Technologies Corp.	2,686	573,327
Xylem, Inc.	2,608	355,157
Total Machinery		13,570,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
December 31, 2025

Investments	Shares	Value
Media — 0.7%
Comcast Corp., Class A	246,547	$7,369,290
Fox Corp., Class A	12,272	896,715
Omnicom Group, Inc.	9,190	742,093
Paramount Skydance Corp., Class B	9,411	126,107
Trade Desk, Inc., Class A*	2,897	109,970
Total Media		9,244,175
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	21,745	1,104,428
Newmont Corp.	34,788	3,473,582
Nucor Corp.	3,196	521,300
Reliance, Inc.	880	254,206
Royal Gold, Inc.	649	144,266
Steel Dynamics, Inc.	2,809	475,985
Total Metals & Mining		5,973,767
Multi-Utilities — 0.5%
Ameren Corp.	4,780	477,331
CenterPoint Energy, Inc.(a)	11,029	422,852
CMS Energy Corp.	4,468	312,447
Consolidated Edison, Inc.	8,205	814,921
Dominion Energy, Inc.	19,327	1,132,369
DTE Energy Co.	4,124	531,913
NiSource, Inc.	6,954	290,399
Public Service Enterprise Group, Inc.	9,369	752,331
Sempra	15,621	1,379,178
WEC Energy Group, Inc.	5,983	630,967
Total Multi-Utilities		6,744,708
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	8,471	1,646,678
Chevron Corp.	48,483	7,389,294
ConocoPhillips	47,692	4,464,448
Coterra Energy, Inc.	24,955	656,816
Devon Energy Corp.	29,810	1,091,940
Diamondback Energy, Inc.	12,299	1,848,909
EOG Resources, Inc.	25,677	2,696,342
EQT Corp.	10,537	564,783
Expand Energy Corp.	2,608	287,819
Exxon Mobil Corp.	134,948	16,239,642
Kinder Morgan, Inc.	43,187	1,187,211
Marathon Petroleum Corp.	5,509	895,929
Occidental Petroleum Corp.	20,285	834,119
Phillips 66	4,997	644,813
Targa Resources Corp.	3,259	601,285
Texas Pacific Land Corp.	455	130,685
Valero Energy Corp.(a)	5,984	974,135
Williams Cos., Inc.	18,675	1,122,554
Total Oil, Gas & Consumable Fuels		43,277,402
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	27,711	1,923,143
Southwest Airlines Co.	3,740	154,574
United Airlines Holdings, Inc.*	15,046	1,682,444
Total Passenger Airlines		3,760,161
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	1,841	$192,790
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	133,628	7,207,894
Eli Lilly & Co.	12,831	13,789,219
Johnson & Johnson	74,790	15,477,790
Merck & Co., Inc.	110,978	11,681,544
Pfizer, Inc.	370,274	9,219,823
Zoetis, Inc.	9,813	1,234,672
Total Pharmaceuticals		58,610,942
Professional Services — 0.3%
Automatic Data Processing, Inc.	7,541	1,939,771
Broadridge Financial Solutions, Inc.	1,523	339,888
CACI International, Inc., Class A*	198	105,496
Equifax, Inc.	1,305	283,159
Jacobs Solutions, Inc.	1,502	198,955
Leidos Holdings, Inc.	3,024	545,530
SS&C Technologies Holdings, Inc.	6,609	577,759
TransUnion	1,968	168,756
Verisk Analytics, Inc.	1,270	284,086
Total Professional Services		4,443,400
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	4,418	710,370
Jones Lang LaSalle, Inc.*	473	159,150
Zillow Group, Inc., Class C*	1,653	112,768
Total Real Estate Management & Development		982,288
Residential REITs — 0.1%
AvalonBay Communities, Inc.	2,448	443,847
Equity Residential	6,594	415,686
Essex Property Trust, Inc.	915	239,437
Sun Communities, Inc.	1,497	185,493
Total Residential REITs		1,284,463
Retail REITs — 0.1%
Kimco Realty Corp.	8,999	182,410
Realty Income Corp.	5,901	332,639
Regency Centers Corp.	2,413	166,570
Simon Property Group, Inc.	5,601	1,036,801
Total Retail REITs		1,718,420
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc.*	18,064	3,868,586
Analog Devices, Inc.	9,812	2,661,014
Applied Materials, Inc.	17,964	4,616,568
Astera Labs, Inc.*	5,614	933,945
Broadcom, Inc.	61,572	21,310,069
Credo Technology Group Holding Ltd.*	4,278	615,561
First Solar, Inc.*	5,661	1,478,823
Intel Corp.*	36,989	1,364,894
KLA Corp.	2,646	3,215,102
Lam Research Corp.	24,228	4,147,349
MACOM Technology Solutions Holdings, Inc.*	4,265	730,509
Marvell Technology, Inc.	17,725	1,506,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
December 31, 2025

Investments	Shares	Value
Micron Technology, Inc.	24,048	$6,863,540
Monolithic Power Systems, Inc.	1,177	1,066,786
NVIDIA Corp.	534,006	99,592,119
ON Semiconductor Corp.*	22,514	1,219,133
Qualcomm, Inc.	44,700	7,645,935
Teradyne, Inc.	4,953	958,703
Texas Instruments, Inc.	18,489	3,207,657
Total Semiconductors & Semiconductor Equipment		167,002,564
Software — 9.1%
Adobe, Inc.*	16,364	5,727,236
AppLovin Corp., Class A*	3,329	2,243,147
Atlassian Corp., Class A*	8,150	1,321,441
Autodesk, Inc.*	5,923	1,753,267
Cadence Design Systems, Inc.*	5,112	1,597,909
Crowdstrike Holdings, Inc., Class A*	2,249	1,054,241
Datadog, Inc., Class A*	6,952	945,402
Docusign, Inc.*	13,858	947,887
Dynatrace, Inc.*	20,470	887,170
Fair Isaac Corp.*	628	1,061,709
Fortinet, Inc.*	21,864	1,736,220
Gen Digital, Inc.	41,388	1,125,340
Guidewire Software, Inc.*	3,800	763,838
HubSpot, Inc.*	2,614	1,048,998
Intuit, Inc.	5,982	3,962,596
Microsoft Corp.	137,628	66,559,653
Nutanix, Inc., Class A*	18,785	970,997
Oracle Corp.	48,550	9,462,881
Palantir Technologies, Inc., Class A*	16,588	2,948,517
Palo Alto Networks, Inc.*	10,430	1,921,206
PTC, Inc.*	6,874	1,197,520
Salesforce, Inc.	26,133	6,922,893
Samsara, Inc., Class A*	21,015	744,982
ServiceNow, Inc.*	15,040	2,303,978
Tyler Technologies, Inc.*	2,106	956,019
Unity Software, Inc.*	19,898	878,895
Workday, Inc., Class A*	9,191	1,974,043
Zoom Communications, Inc., Class A*	18,014	1,554,428
Zscaler, Inc.*	4,110	924,421
Total Software		125,496,834
Specialized REITs — 0.3%
American Tower Corp.	7,129	1,251,639
Digital Realty Trust, Inc.	2,968	459,179
Equinix, Inc.	855	655,067
Extra Space Storage, Inc.	1,697	220,983
Iron Mountain, Inc.	2,398	198,914
Public Storage	2,247	583,096
SBA Communications Corp.	857	165,770
VICI Properties, Inc.	40,745	1,145,749
Total Specialized REITs		4,680,397
Specialty Retail — 1.4%
AutoZone, Inc.*	295	1,000,493
Best Buy Co., Inc.	5,885	393,883
Burlington Stores, Inc.*	638	184,286
Carvana Co.*	1,006	424,552
Dick's Sporting Goods, Inc.(a)	1,329	263,102
Home Depot, Inc.	21,721	7,474,196
Lowe's Cos., Inc.	13,458	3,245,531
O'Reilly Automotive, Inc.*	11,723	1,069,255
Ross Stores, Inc.	4,780	861,069
TJX Cos., Inc.	16,559	2,543,628
Tractor Supply Co.	7,007	350,420
Ulta Beauty, Inc.*	730	441,658
Williams-Sonoma, Inc.	1,915	342,000
Total Specialty Retail		18,594,073
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	266,317	72,400,939
Dell Technologies, Inc., Class C	23,461	2,953,271
Hewlett Packard Enterprise Co.	87,995	2,113,640
NetApp, Inc.	12,758	1,366,254
Pure Storage, Inc., Class A*	14,663	982,568
Sandisk Corp.*	4,609	1,094,084
Seagate Technology Holdings PLC	6,803	1,873,478
Western Digital Corp.	11,936	2,056,215
Total Technology Hardware, Storage & Peripherals		84,840,449
Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.*	3,086	319,926
Lululemon Athletica, Inc.*	3,881	806,510
Ralph Lauren Corp.	513	181,402
Tapestry, Inc.	3,617	462,144
Total Textiles, Apparel & Luxury Goods		1,769,982
Tobacco — 0.8%
Altria Group, Inc.	78,806	4,543,954
Philip Morris International, Inc.	38,497	6,174,919
Total Tobacco		10,718,873
Trading Companies & Distributors — 0.2%
Fastenal Co.	10,880	436,615
Ferguson Enterprises, Inc.	3,271	728,223
FTAI Aviation Ltd.	771	151,771
United Rentals, Inc.	1,526	1,235,022
WESCO International, Inc.	356	87,092
WW Grainger, Inc.	728	734,588
Total Trading Companies & Distributors		3,373,311
Water Utilities — 0.0%
American Water Works Co., Inc.	2,013	262,697
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	28,894	5,866,638
Total United States		1,365,675,214
Brazil — 0.0%
Broadline Retail — 0.0%
MercadoLibre, Inc.*	383	771,462
Netherlands — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
NXP Semiconductors NV	10,122	2,197,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. LargeCap Fund (EPS)
December 31, 2025

Investments	Shares	Value
South Korea — 0.0%
Broadline Retail — 0.0%
Coupang, Inc.*	14,516	$342,433
Switzerland — 0.2%
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity PLC	9,447	2,149,287
Thailand — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Fabrinet*	1,969	896,446
United Kingdom — 0.1%
Energy Equipment & Services — 0.0%
TechnipFMC PLC	4,317	192,365
Hotels, Restaurants & Leisure — 0.1%
Flutter Entertainment PLC*	2,864	615,875
Total United Kingdom		808,240
TOTAL COMMON STOCKS (COST: $1,017,642,879)		1,372,840,163
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $223,134)	223,134	223,134
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $32,481)	32,481	32,481
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,017,898,494)		1,373,095,778
Other Assets less Liabilities — 0.0%		653,832
NET ASSETS — 100.0%		$1,373,749,610

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,365,723 and the total market value of the collateral held by the Fund was $4,504,680. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,472,199.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Dividend Income
WisdomTree U.S. High Dividend Fund	$1,011,035	$1,210,232	$2,181,307	$53,592	$(93,552)	$–	^	$18,046

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,372,840,163	$–	$–	$1,372,840,163
Mutual Fund	–	223,134	–	223,134
Investment of Cash Collateral for Securities Loaned	–	32,481	–	32,481
Total Investments in Securities	$1,372,840,163	$255,615	$–	$1,373,095,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. MidCap Dividend Fund (DON)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.7%
United States — 99.3%
Aerospace & Defense — 1.6%
BWX Technologies, Inc.	53,902	$9,316,422
Carpenter Technology Corp.	28,465	8,961,921
Hexcel Corp.(a)	71,972	5,318,731
Huntington Ingalls Industries, Inc.	47,551	16,170,668
Leonardo DRS, Inc.(a)	227,848	7,767,338
Moog, Inc., Class A	21,831	5,316,940
Textron, Inc.	99,586	8,680,912
Total Aerospace & Defense		61,532,932
Automobile Components — 0.9%
BorgWarner, Inc.	249,713	11,252,068
Gentex Corp.	363,427	8,456,946
Lear Corp.(a)	107,184	12,283,286
Total Automobile Components		31,992,300
Automobiles — 0.2%
Thor Industries, Inc.	86,932	8,925,308
Banks — 9.1%
Ameris Bancorp	43,615	3,239,286
Atlantic Union Bankshares Corp.	325,918	11,504,905
Bank OZK	244,186	11,237,440
BOK Financial Corp.(a)	74,581	8,834,865
Cadence Bank	283,597	12,149,296
Columbia Banking System, Inc.	895,978	25,042,585
Comerica, Inc.	251,207	21,837,425
Commerce Bancshares, Inc.	152,122	7,962,065
Cullen/Frost Bankers, Inc.	115,206	14,588,536
East West Bancorp, Inc.	181,700	20,421,263
First Horizon Corp.	902,054	21,559,091
Flagstar Bank NA	219,458	2,762,976
FNB Corp.	604,985	10,345,244
Glacier Bancorp, Inc.(a)	217,588	9,584,751
Hancock Whitney Corp.	135,643	8,637,746
Home BancShares, Inc.	360,354	10,010,634
Old National Bancorp	541,252	12,075,332
Pinnacle Financial Partners, Inc.	44,173	4,214,546
Prosperity Bancshares, Inc.	176,660	12,208,973
Southstate Bank Corp.	143,936	13,545,817
Synovus Financial Corp.	243,905	12,207,445
UMB Financial Corp.	58,435	6,722,362
United Bankshares, Inc.	304,918	11,708,851
Valley National Bancorp(a)	1,215,658	14,198,885
Webster Financial Corp.	249,389	15,696,544
Western Alliance Bancorp	121,392	10,205,425
Wintrust Financial Corp.	55,356	7,739,876
Zions Bancorp NA	269,112	15,753,817
Total Banks		335,995,981
Beverages — 0.9%
Brown-Forman Corp., Class A(a)	378,443	9,956,836
Brown-Forman Corp., Class B(a)	614,505	16,014,000
Coca-Cola Consolidated, Inc.	44,184	6,773,407
Total Beverages		32,744,243
Broadline Retail — 1.0%
Dillard's, Inc., Class A	39,978	24,240,261
Macy's, Inc.	605,865	13,359,323
Total Broadline Retail		37,599,584
Building Products — 2.7%
AAON, Inc.(a)	50,103	3,820,354
Advanced Drainage Systems, Inc.	43,928	6,362,092
AO Smith Corp.(a)	175,730	11,752,823
Armstrong World Industries, Inc.	40,881	7,812,359
Carlisle Cos., Inc.	40,918	13,088,032
CSW Industrials, Inc.(a)	10,994	3,227,069
Fortune Brands Innovations, Inc.	179,958	9,001,499
Lennox International, Inc.	25,742	12,499,800
Masco Corp.	270,848	17,188,014
Simpson Manufacturing Co., Inc.	29,249	4,722,836
Zurn Elkay Water Solutions Corp.	178,741	8,309,669
Total Building Products		97,784,547
Capital Markets — 6.2%
Affiliated Managers Group, Inc.	15,634	4,506,970
Blue Owl Capital, Inc.(a)	2,157,032	32,226,058
Evercore, Inc., Class A	35,297	12,009,804
FactSet Research Systems, Inc.	33,662	9,768,376
Franklin Resources, Inc.	1,660,634	39,672,546
Hamilton Lane, Inc., Class A	42,028	5,644,781
Houlihan Lokey, Inc.	61,995	10,798,909
Jefferies Financial Group, Inc.	323,228	20,030,439
Lazard, Inc.	204,868	9,948,390
MarketAxess Holdings, Inc.	39,336	7,129,650
Moelis & Co., Class A	248,029	17,049,513
Morningstar, Inc.	24,264	5,272,810
Piper Sandler Cos.	25,000	8,492,750
SEI Investments Co.	90,432	7,417,233
StepStone Group, Inc., Class A	78,693	5,049,730
Stifel Financial Corp.	126,891	15,889,291
TPG, Inc.	270,761	17,285,382
Total Capital Markets		228,192,632
Chemicals — 4.5%
Albemarle Corp.	105,659	14,944,409
Balchem Corp.	25,315	3,882,308
CF Industries Holdings, Inc.	266,729	20,628,821
DuPont de Nemours, Inc.	547,681	22,016,776
Eastman Chemical Co.	397,865	25,395,723
Element Solutions, Inc.	260,896	6,519,791
International Flavors & Fragrances, Inc.	389,410	26,242,340
Mosaic Co.	766,077	18,454,795
NewMarket Corp.	16,266	11,178,971
RPM International, Inc.	171,735	17,860,440
Total Chemicals		167,124,374
Commercial Services & Supplies — 0.5%
Brink's Co.	48,507	5,662,222
MSA Safety, Inc.(a)	43,690	6,996,517
Tetra Tech, Inc.	178,121	5,974,178
Total Commercial Services & Supplies		18,632,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Dividend Fund (DON)
December 31, 2025

Investments	Shares	Value
Construction & Engineering — 0.9%
AECOM	113,344	$10,805,083
Arcosa, Inc.	28,284	3,007,155
Argan, Inc.	12,880	4,035,561
Granite Construction, Inc.	38,185	4,404,640
Primoris Services Corp.	30,635	3,803,029
Valmont Industries, Inc.	17,127	6,890,535
Total Construction & Engineering		32,946,003
Construction Materials — 0.1%
Eagle Materials, Inc.	20,182	4,171,216
Consumer Finance — 1.7%
Ally Financial, Inc.	503,161	22,788,162
FirstCash Holdings, Inc.	39,248	6,255,346
Nelnet, Inc., Class A	16,581	2,204,610
OneMain Holdings, Inc.	398,632	26,927,592
SLM Corp.(a)	201,537	5,453,591
Total Consumer Finance		63,629,301
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc., Class A	1,215,500	20,870,135
Containers & Packaging — 1.6%
AptarGroup, Inc.	79,767	9,728,383
Avery Dennison Corp.	110,298	20,061,000
Ball Corp.	308,575	16,345,218
Crown Holdings, Inc.	128,054	13,185,721
Total Containers & Packaging		59,320,322
Distributors — 0.3%
Pool Corp.	53,844	12,316,815
Diversified Consumer Services — 1.2%
ADT, Inc.	1,504,715	12,143,050
Graham Holdings Co., Class B	3,812	4,187,863
H&R Block, Inc.	350,339	15,267,774
Service Corp. International	174,081	13,573,095
Total Diversified Consumer Services		45,171,782
Diversified REITs — 0.9%
Essential Properties Realty Trust, Inc.	113,344	3,361,783
WP Carey, Inc.	475,140	30,580,010
Total Diversified REITs		33,941,793
Electric Utilities — 2.5%
IDACORP, Inc.	106,185	13,438,774
OGE Energy Corp.	713,844	30,481,139
Pinnacle West Capital Corp.	323,150	28,663,405
Portland General Electric Co.	395,689	18,989,115
Total Electric Utilities		91,572,433
Electrical Equipment — 0.5%
Acuity, Inc.	16,954	6,104,118
EnerSys	37,516	5,505,473
Regal Rexnord Corp.	55,758	7,823,963
Total Electrical Equipment		19,433,554
Electronic Equipment, Instruments & Components — 1.1%
Advanced Energy Industries, Inc.	20,481	4,288,107
Badger Meter, Inc.	27,933	4,871,794
Cognex Corp.	147,351	5,301,689
Littelfuse, Inc.	25,515	6,453,254
Ralliant Corp.	72,688	3,700,546
TD SYNNEX Corp.	69,758	10,479,744
Vontier Corp.	93,388	3,472,166
Total Electronic Equipment, Instruments & Components		38,567,300
Energy Equipment & Services — 0.2%
NOV, Inc.(a)	537,666	8,403,720
Entertainment — 0.7%
TKO Group Holdings, Inc.	85,714	17,914,226
Warner Music Group Corp., Class A	310,587	9,525,703
Total Entertainment		27,439,929
Financial Services — 2.3%
Enact Holdings, Inc.	190,859	7,565,651
Equitable Holdings, Inc.	403,047	19,205,189
Jack Henry & Associates, Inc.	53,909	9,837,314
Jackson Financial, Inc., Class A	126,060	13,444,299
MGIC Investment Corp.	426,163	12,452,483
PennyMac Financial Services, Inc.	30,127	3,971,944
Radian Group, Inc.	221,413	7,968,654
Voya Financial, Inc.	143,816	10,712,854
Total Financial Services		85,158,388
Food Products — 2.4%
Campbell's Company/The	988,160	27,540,019
Ingredion, Inc.	132,810	14,643,631
J M Smucker Co.	296,119	28,963,399
Lamb Weston Holdings, Inc.	235,641	9,871,001
Marzetti Company/The	53,397	8,779,535
Total Food Products		89,797,585
Gas Utilities — 2.8%
National Fuel Gas Co.	237,973	19,052,118
New Jersey Resources Corp.	298,307	13,757,919
ONE Gas, Inc.	139,604	10,784,409
Southwest Gas Holdings, Inc.	224,825	17,990,496
Spire, Inc.	155,628	12,870,436
UGI Corp.	790,807	29,599,906
Total Gas Utilities		104,055,284
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	64,488	12,532,598
Knight-Swift Transportation Holdings, Inc.	176,952	9,251,050
Landstar System, Inc.	68,217	9,802,783
Ryder System, Inc.	62,772	12,013,933
Total Ground Transportation		43,600,364
Health Care Providers & Services — 0.7%
Chemed Corp.	10,184	4,357,326
Encompass Health Corp.	77,780	8,255,569
Ensign Group, Inc.	32,676	5,692,159
Universal Health Services, Inc., Class B	33,470	7,297,130
Total Health Care Providers & Services		25,602,184
Health Care REITs — 0.8%
American Healthcare REIT, Inc.	88,929	4,184,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Dividend Fund (DON)
December 31, 2025

Investments	Shares	Value
CareTrust REIT, Inc.	306,621	$11,087,415
Healthcare Realty Trust, Inc.(a)	316,710	5,368,235
Sabra Health Care REIT, Inc.(a)	544,009	10,303,530
Total Health Care REITs		30,944,179
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	1,235,042	21,897,295
Ryman Hospitality Properties, Inc.	37,261	3,525,636
Total Hotel & Resort REITs		25,422,931
Hotels, Restaurants & Leisure — 2.6%
Aramark	253,217	9,333,579
Boyd Gaming Corp.	85,757	7,309,927
Churchill Downs, Inc.	40,226	4,576,914
Domino's Pizza, Inc.	36,779	15,330,223
Hyatt Hotels Corp., Class A(a)	25,160	4,033,651
Texas Roadhouse, Inc.	77,942	12,938,372
Vail Resorts, Inc.	125,749	16,699,467
Wingstop, Inc.(a)	16,313	3,890,487
Wyndham Hotels & Resorts, Inc.(a)	130,353	9,849,473
Wynn Resorts Ltd.(a)	86,812	10,446,088
Total Hotels, Restaurants & Leisure		94,408,181
Household Durables — 0.6%
Installed Building Products, Inc.	21,200	5,499,068
Meritage Homes Corp.	116,578	7,670,832
Toll Brothers, Inc.	63,673	8,609,863
Total Household Durables		21,779,763
Household Products — 1.3%
Clorox Co.	357,524	36,049,145
Reynolds Consumer Products, Inc.(a)	556,853	12,763,071
Total Household Products		48,812,216
Independent Power & Renewable Electricity Producers — 1.4%
AES Corp.	2,299,665	32,977,196
Clearway Energy, Inc., Class C	306,758	10,202,771
Clearway Energy, Inc., Class A	127,569	4,008,218
Ormat Technologies, Inc.	39,378	4,350,088
Total Independent Power & Renewable Electricity Producers		51,538,273
Industrial REITs — 1.0%
EastGroup Properties, Inc.	79,379	14,140,575
First Industrial Realty Trust, Inc.	74,634	4,274,289
Rexford Industrial Realty, Inc.	225,635	8,736,587
STAG Industrial, Inc.	103,349	3,799,110
Terreno Realty Corp.(a)	71,079	4,173,048
Total Industrial REITs		35,123,609
Insurance — 5.9%
American Financial Group, Inc.	274,088	37,462,348
Assurant, Inc.	46,820	11,276,597
Erie Indemnity Co., Class A	48,011	13,762,353
F&G Annuities & Life, Inc.	117	3,609
Fidelity National Financial, Inc.	560,681	30,607,576
First American Financial Corp.	194,522	11,951,432
Globe Life, Inc.	46,044	6,439,714
Hanover Insurance Group, Inc.	60,015	10,968,942
Kinsale Capital Group, Inc.(a)	13,343	5,218,714
Lincoln National Corp.	472,719	21,050,177
Mercury General Corp.	60,392	5,680,471
Old Republic International Corp.	389,995	17,799,372
Primerica, Inc.	31,596	8,163,143
RLI Corp.	209,487	13,402,978
Selective Insurance Group, Inc.	72,084	6,031,268
Unum Group	248,105	19,228,137
Total Insurance		219,046,831
Interactive Media & Services — 0.3%
Match Group, Inc.	381,675	12,324,286
Leisure Products — 1.2%
Acushnet Holdings Corp.	81,855	6,533,666
Hasbro, Inc.	443,618	36,376,676
Total Leisure Products		42,910,342
Life Sciences Tools & Services — 0.4%
Bio-Techne Corp.(a)	91,408	5,375,704
Bruker Corp.(a)	92,851	4,374,211
Revvity, Inc.(a)	66,384	6,422,652
Total Life Sciences Tools & Services		16,172,567
Machinery — 6.5%
AGCO Corp.	72,364	7,549,013
Allison Transmission Holdings, Inc.	82,225	8,049,828
Crane Co.	36,601	6,750,322
Donaldson Co., Inc.	169,398	15,018,827
Enpro, Inc.	15,732	3,368,693
Esab Corp.	34,949	3,904,502
ESCO Technologies, Inc.	15,137	2,957,618
Federal Signal Corp.	46,418	5,040,531
Flowserve Corp.	168,439	11,686,298
Graco, Inc.	153,234	12,560,591
ITT, Inc.	67,768	11,758,426
JBT Marel Corp.	28,703	4,324,681
Lincoln Electric Holdings, Inc.	71,825	17,212,143
Mueller Industries, Inc.	105,378	12,097,394
Nordson Corp.	54,327	13,061,841
Oshkosh Corp.	106,142	13,334,619
Snap-on, Inc.	91,804	31,635,658
Stanley Black & Decker, Inc.	446,291	33,150,496
Timken Co.	97,818	8,229,428
Toro Co.	152,848	12,032,195
Watts Water Technologies, Inc., Class A	27,268	7,526,513
Total Machinery		241,249,617
Media — 2.8%
New York Times Co., Class A	193,241	13,414,790
News Corp., Class B(a)	142,906	4,234,305
News Corp., Class A	269,552	7,040,698
Nexstar Media Group, Inc.	81,523	16,553,245
Omnicom Group, Inc.	478,851	38,667,218
Sirius XM Holdings, Inc.(a)	1,103,252	22,059,524
Total Media		101,969,780
Metals & Mining — 1.6%
Alcoa Corp.	255,703	13,588,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Dividend Fund (DON)
December 31, 2025

Investments	Shares	Value
Commercial Metals Co.	107,000	$7,406,540
Hecla Mining Co.	359,065	6,890,457
Reliance, Inc.	58,616	16,932,404
Royal Gold, Inc.	58,351	12,970,844
Total Metals & Mining		57,788,302
Multi-Utilities — 0.4%
Black Hills Corp.	188,770	13,104,413
Office REITs — 0.3%
Kilroy Realty Corp.	191,727	7,164,838
Vornado Realty Trust	107,373	3,573,373
Total Office REITs		10,738,211
Oil, Gas & Consumable Fuels — 5.3%
Antero Midstream Corp.	1,658,011	29,496,016
APA Corp.(a)	1,162,568	28,436,413
Chord Energy Corp.	197,801	18,336,153
DT Midstream, Inc.	188,427	22,550,943
HF Sinclair Corp.	460,763	21,231,959
Matador Resources Co.	295,454	12,539,068
Murphy Oil Corp.(a)	394,625	12,332,031
Ovintiv, Inc.	476,063	18,656,909
Permian Resources Corp.	1,922,529	26,973,082
Range Resources Corp.	181,303	6,392,744
Total Oil, Gas & Consumable Fuels		196,945,318
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	82,006	6,622,805
Pharmaceuticals — 1.1%
Viatris, Inc.	3,224,593	40,146,183
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	219,152	18,487,663
Jacobs Solutions, Inc.	80,629	10,680,117
KBR, Inc.	163,739	6,582,308
Maximus, Inc.	94,377	8,146,623
Paycom Software, Inc.	43,739	6,970,247
TransUnion	111,363	9,549,377
Total Professional Services		60,416,335
Residential REITs — 2.9%
American Homes 4 Rent, Class A	363,513	11,668,767
Camden Property Trust	112,192	12,350,095
Equity LifeStyle Properties, Inc.	143,155	8,676,625
Essex Property Trust, Inc.	92,611	24,234,447
Sun Communities, Inc.	242,038	29,990,929
UDR, Inc.	528,549	19,387,177
Total Residential REITs		106,308,040
Retail REITs — 2.1%
Agree Realty Corp.	82,405	5,935,632
Brixmor Property Group, Inc.	322,240	8,449,133
Federal Realty Investment Trust	87,882	8,858,505
Kimco Realty Corp.	1,311,344	26,580,943
NNN REIT, Inc.	302,290	11,979,753
Regency Centers Corp.	246,624	17,024,455
Total Retail REITs		78,828,421
Semiconductors & Semiconductor Equipment — 1.7%
Amkor Technology, Inc.	162,679	6,422,567
Entegris, Inc.	77,155	6,500,309
MKS, Inc.	46,111	7,368,538
Qnity Electronics, Inc.	118,500	9,675,525
Skyworks Solutions, Inc.	387,544	24,574,165
Universal Display Corp.	58,821	6,869,116
Total Semiconductors & Semiconductor Equipment		61,410,220
Software — 1.3%
Bentley Systems, Inc., Class B(a)	171,335	6,539,000
Dolby Laboratories, Inc., Class A	110,431	7,091,879
Gen Digital, Inc.	741,876	20,171,608
InterDigital, Inc.	25,267	8,044,508
Pegasystems, Inc.	96,634	5,770,983
Total Software		47,617,978
Specialized REITs — 1.1%
CubeSmart	365,271	13,168,019
Lamar Advertising Co., Class A	133,882	16,946,783
Millrose Properties, Inc.	370,195	11,057,725
Rayonier, Inc.	3,604	78,027
Total Specialized REITs		41,250,554
Specialty Retail — 2.6%
Best Buy Co., Inc.	657,972	44,038,066
Gap, Inc.	616,237	15,775,667
Group 1 Automotive, Inc.	9,111	3,583,356
Lithia Motors, Inc.	17,057	5,668,553
Murphy USA, Inc.	12,878	5,196,531
Penske Automotive Group, Inc.(a)	135,089	21,383,238
Total Specialty Retail		95,645,411
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A	319,654	6,629,624
VF Corp.(a)	561,318	10,148,629
Total Textiles, Apparel & Luxury Goods		16,778,253
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	31,432	8,070,795
GATX Corp.	43,624	7,398,630
MSC Industrial Direct Co., Inc., Class A	164,600	13,842,860
WESCO International, Inc.	28,863	7,061,044
Total Trading Companies & Distributors		36,373,329
Water Utilities — 0.7%
Essential Utilities, Inc.	633,528	24,302,134
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	92,402	3,788,482
Total United States		3,666,289,890
Puerto Rico — 0.4%
Banks — 0.4%
Popular, Inc.	103,176	12,847,475
TOTAL COMMON STOCKS (COST: $3,307,367,690)		3,679,137,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Dividend Fund (DON)
December 31, 2025

Investments	Shares	Value
EXCHANGE-TRADED FUND — 0.2%
United States — 0.2%
WisdomTree US LargeCap Dividend Fund(b)
(Cost: $4,922,642)	56,744	$4,998,012
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $1,641,905)	1,641,905	1,641,905
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)	6,655,386	6,655,386
WisdomTree Treasury Money Market Digital Fund, 3.44% (b)(c)	14,600,000	14,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $21,255,386)		21,255,386
TOTAL INVESTMENTS IN SECURITIES — 100.4% (Cost: $3,335,187,623)		3,707,032,668
Other Liabilities less Assets — (0.4)%		(15,564,965)
NET ASSETS — 100.0%		$3,691,467,703

(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $193,305,743 and the total market value of the collateral held by the Fund was $200,170,627. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $178,915,241.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. MidCap Dividend Fund (DON)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$48,700,000	$34,100,000	$—	$—	$14,600,000	$—	$59,000
WisdomTree US LargeCap Dividend Fund	$3,844,127	$77,336,286	$76,907,191	$757,135	$(32,345)	$4,998,012	$144,855	$—
Total	$3,844,127	$126,036,286	$111,007,191	$757,135	$(32,345)	$19,598,012	$144,855	$59,000

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,679,137,365	$–	$–	$3,679,137,365
Exchange-Traded Fund	4,998,012	–	–	4,998,012
Mutual Fund	–	1,641,905	–	1,641,905
Investment of Cash Collateral for Securities Loaned	–	21,255,386	–	21,255,386
Total Investments in Securities	$3,684,135,377	$22,897,291	$–	$3,707,032,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. MidCap Fund (EZM)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%
United States — 97.6%
Aerospace & Defense — 0.8%
Hexcel Corp.	8,667	$640,491
Huntington Ingalls Industries, Inc.	7,215	2,453,605
Karman Holdings, Inc.*(a)	10,339	756,504
Leonardo DRS, Inc.	36,000	1,227,240
Mercury Systems, Inc.*	5,066	369,869
Moog, Inc., Class A	4,845	1,180,000
VSE Corp.	2,382	411,538
Total Aerospace & Defense		7,039,247
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.*	24,488	1,289,048
Automobile Components — 1.2%
BorgWarner, Inc.	90,137	4,061,573
Dorman Products, Inc.*	8,778	1,081,362
Gentex Corp.	67,949	1,581,173
Lear Corp.	23,451	2,687,485
Patrick Industries, Inc.	5,602	607,425
Total Automobile Components		10,019,018
Automobiles — 0.1%
Thor Industries, Inc.	10,815	1,110,376
Banks — 6.9%
Ameris Bancorp	15,397	1,143,535
Associated Banc-Corp.	43,634	1,124,012
Atlantic Union Bankshares Corp.	25,940	915,682
Axos Financial, Inc.*	14,359	1,237,171
BancFirst Corp.	4,873	516,635
Bank OZK	46,921	2,159,304
BOK Financial Corp.(a)	13,337	1,579,901
Cadence Bank	33,692	1,443,365
Columbia Banking System, Inc.	70,287	1,964,522
Comerica, Inc.	26,043	2,263,918
Commerce Bancshares, Inc.	30,620	1,602,651
Cullen/Frost Bankers, Inc.	14,582	1,846,519
Eastern Bankshares, Inc.	32,774	604,025
First Financial Bankshares, Inc.	13,873	414,387
First Horizon Corp.	135,845	3,246,695
FNB Corp.	98,814	1,689,719
Glacier Bancorp, Inc.	12,240	539,172
Hancock Whitney Corp.	23,342	1,486,419
Home BancShares, Inc.	42,463	1,179,622
Independent Bank Corp.	4,405	321,917
International Bancshares Corp.	14,991	996,002
Old National Bancorp	100,299	2,237,671
Pinnacle Financial Partners, Inc.	19,938	1,902,285
Prosperity Bancshares, Inc.	21,471	1,483,861
ServisFirst Bancshares, Inc.	7,373	529,308
Southstate Bank Corp.	22,947	2,159,542
Synovus Financial Corp.	48,673	2,436,084
Texas Capital Bancshares, Inc.*	6,037	546,590
UMB Financial Corp.	19,176	2,206,007
United Bankshares, Inc.	30,561	1,173,542
United Community Banks, Inc.	23,052	719,683
Valley National Bancorp	112,127	1,309,643
Webster Financial Corp.	53,055	3,339,282
Western Alliance Bancorp	33,679	2,831,394
Wintrust Financial Corp.	16,560	2,315,419
Zions Bancorp NA	46,859	2,743,126
Total Banks		56,208,610
Beverages — 0.8%
Brown-Forman Corp., Class B(a)	109,813	2,861,727
Celsius Holdings, Inc.*	19,492	891,564
Coca-Cola Consolidated, Inc.	16,419	2,517,033
Total Beverages		6,270,324
Biotechnology — 2.4%
ACADIA Pharmaceuticals, Inc.*	41,698	1,113,754
ADMA Biologics, Inc.*	32,543	593,584
Alkermes PLC*	60,556	1,694,357
Arrowhead Pharmaceuticals, Inc.*	9,237	613,244
BioMarin Pharmaceutical, Inc.*	38,436	2,284,252
Exelixis, Inc.*	66,499	2,914,651
Halozyme Therapeutics, Inc.*	42,641	2,869,739
Krystal Biotech, Inc.*	3,909	963,725
Mirum Pharmaceuticals, Inc.*	8,288	654,669
Protagonist Therapeutics, Inc.*	5,124	447,530
PTC Therapeutics, Inc.*	38,753	2,943,678
TG Therapeutics, Inc.*	56,646	1,688,617
Veracyte, Inc.*	10,353	435,861
Total Biotechnology		19,217,661
Broadline Retail — 0.8%
Dillard's, Inc., Class A	3,272	1,983,945
Etsy, Inc.*	14,786	819,736
Macy's, Inc.	118,166	2,605,560
Ollie's Bargain Outlet Holdings, Inc.*	7,618	835,009
Total Broadline Retail		6,244,250
Building Products — 1.8%
AAON, Inc.(a)	6,952	530,090
Advanced Drainage Systems, Inc.	12,493	1,809,361
AO Smith Corp.	32,096	2,146,580
Armstrong World Industries, Inc.	6,859	1,310,755
CSW Industrials, Inc.	2,333	684,806
Fortune Brands Innovations, Inc.	35,386	1,770,008
Hayward Holdings, Inc.*	43,856	677,575
Modine Manufacturing Co.*	6,001	801,193
Resideo Technologies, Inc.*	48,384	1,699,246
Simpson Manufacturing Co., Inc.	8,174	1,319,856
Trex Co., Inc.*	25,481	893,874
Zurn Elkay Water Solutions Corp.(a)	22,025	1,023,942
Total Building Products		14,667,286
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	9,390	2,706,949
Blue Owl Capital, Inc.(a)	141,920	2,120,285
Evercore, Inc., Class A	4,742	1,613,465
FactSet Research Systems, Inc.	7,144	2,073,117
Federated Hermes, Inc.	17,210	896,125
Franklin Resources, Inc.	166,549	3,978,856
Galaxy Digital, Inc., Class A*(a)	15,769	352,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
December 31, 2025

Investments	Shares	Value
Hamilton Lane, Inc., Class A	4,725	$634,615
Houlihan Lokey, Inc.	8,424	1,467,376
Invesco Ltd.	117,576	3,088,721
Janus Henderson Group PLC	40,093	1,907,224
Jefferies Financial Group, Inc.	33,578	2,080,829
Lazard, Inc.	9,640	468,118
MarketAxess Holdings, Inc.	3,423	620,419
Moelis & Co., Class A	6,955	478,087
Morningstar, Inc.	4,797	1,042,436
Piper Sandler Cos.	1,967	668,210
PJT Partners, Inc., Class A	2,931	490,063
SEI Investments Co.	23,134	1,897,451
StepStone Group, Inc., Class A	6,417	411,779
Stifel Financial Corp.	21,917	2,744,447
StoneX Group, Inc.*	6,759	642,984
TPG, Inc.	45,578	2,909,699
Victory Capital Holdings, Inc., Class A	16,758	1,057,262
Total Capital Markets		36,351,112
Chemicals — 2.3%
Axalta Coating Systems Ltd.*	71,652	2,315,076
Balchem Corp.	4,319	662,362
CF Industries Holdings, Inc.	68,481	5,296,320
Eastman Chemical Co.	48,130	3,072,138
Element Solutions, Inc.	55,632	1,390,244
Mosaic Co.	127,830	3,079,425
NewMarket Corp.	2,421	1,663,856
Perimeter Solutions, Inc.*	30,930	851,503
Sensient Technologies Corp.	6,909	649,101
Total Chemicals		18,980,025
Commercial Services & Supplies — 0.9%
Brady Corp., Class A	11,669	914,500
Brink's Co.	11,521	1,344,846
Clean Harbors, Inc.*	6,559	1,537,954
MSA Safety, Inc.	7,731	1,238,042
Tetra Tech, Inc.	48,114	1,613,744
Total Commercial Services & Supplies		6,649,086
Communications Equipment — 0.3%
Calix, Inc.*	6,982	369,557
CommScope Holding Co., Inc.*	72,665	1,317,417
Viavi Solutions, Inc.*	32,629	581,449
Total Communications Equipment		2,268,423
Construction & Engineering — 1.5%
Arcosa, Inc.	7,346	781,027
Argan, Inc.	1,541	482,826
Construction Partners, Inc., Class A*	5,371	583,022
Dycom Industries, Inc.*	3,596	1,215,088
Everus Construction Group, Inc.*	8,297	709,891
Fluor Corp.*	35,646	1,412,651
Granite Construction, Inc.	7,627	879,774
IES Holdings, Inc.*	2,875	1,118,433
Primoris Services Corp.	10,052	1,247,855
Sterling Infrastructure, Inc.*	3,675	1,125,395
Valmont Industries, Inc.	3,574	1,437,892
WillScot Holdings Corp.	47,949	902,880
Total Construction & Engineering		11,896,734
Construction Materials — 0.3%
Eagle Materials, Inc.	8,248	1,704,697
Knife River Corp.*	7,504	527,906
Total Construction Materials		2,232,603
Consumer Finance — 0.8%
Credit Acceptance Corp.*(a)	2,638	1,169,847
FirstCash Holdings, Inc.	6,032	961,380
OneMain Holdings, Inc.	36,670	2,477,059
SLM Corp.	61,794	1,672,146
Upstart Holdings, Inc.*(a)	7,096	310,308
Total Consumer Finance		6,590,740
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	267,536	4,593,593
BJ's Wholesale Club Holdings, Inc.*	24,823	2,234,815
Maplebear, Inc.*	47,642	2,142,937
PriceSmart, Inc.	4,933	605,131
Sprouts Farmers Market, Inc.*	23,990	1,911,283
Total Consumer Staples Distribution & Retail		11,487,759
Containers & Packaging — 1.1%
AptarGroup, Inc.	13,407	1,635,118
Crown Holdings, Inc.	34,827	3,586,136
Silgan Holdings, Inc.	43,031	1,737,161
Sonoco Products Co.	54,012	2,357,084
Total Containers & Packaging		9,315,499
Distributors — 0.2%
Pool Corp.	6,690	1,530,338
Diversified Consumer Services — 2.0%
ADT, Inc.	375,478	3,030,107
Bright Horizons Family Solutions, Inc.*	10,207	1,034,990
Duolingo, Inc.*(a)	8,413	1,476,482
Frontdoor, Inc.*	24,125	1,391,771
Graham Holdings Co., Class B	2,290	2,515,794
Grand Canyon Education, Inc.*	6,871	1,142,716
H&R Block, Inc.	59,785	2,605,430
Laureate Education, Inc.*	28,387	955,790
Service Corp. International	28,174	2,196,727
Total Diversified Consumer Services		16,349,807
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	32,488	963,594
Electric Utilities — 0.8%
IDACORP, Inc.(a)	10,113	1,279,901
OGE Energy Corp.	44,227	1,888,493
Pinnacle West Capital Corp.	26,677	2,366,250
Portland General Electric Co.	27,451	1,317,374
Total Electric Utilities		6,852,018
Electrical Equipment — 1.3%
Acuity, Inc.	6,051	2,178,602
EnerSys	11,870	1,741,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
December 31, 2025

Investments	Shares	Value
Generac Holdings, Inc.*	11,271	$1,537,026
Powell Industries, Inc.	2,400	765,072
Regal Rexnord Corp.	17,979	2,522,813
Sensata Technologies Holding PLC	59,519	1,981,388
Total Electrical Equipment		10,726,824
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.	4,359	912,644
Avnet, Inc.	24,867	1,195,606
Badger Meter, Inc.	3,534	616,365
Belden, Inc.	10,126	1,180,186
Cognex Corp.	18,160	653,397
Ingram Micro Holding Corp.(a)	116,559	2,487,369
Itron, Inc.*	11,763	1,092,312
Littelfuse, Inc.	4,047	1,023,567
Mirion Technologies, Inc.*	22,686	531,306
Novanta, Inc.*	4,681	556,992
OSI Systems, Inc.*(a)	2,588	660,095
Plexus Corp.*	5,794	851,718
Ralliant Corp.	19,941	1,015,196
Sanmina Corp.*	8,857	1,329,170
TD SYNNEX Corp.	26,339	3,956,908
TTM Technologies, Inc.*	15,167	1,046,523
Vontier Corp.	51,840	1,927,411
Total Electronic Equipment, Instruments & Components		21,036,765
Energy Equipment & Services — 0.8%
Archrock, Inc.	43,839	1,140,690
Noble Corp. PLC(a)	24,625	695,410
NOV, Inc.	106,514	1,664,814
Valaris Ltd.*	26,255	1,323,252
Weatherford International PLC	21,111	1,652,147
Total Energy Equipment & Services		6,476,313
Entertainment — 0.3%
Warner Music Group Corp., Class A	78,811	2,417,133
Financial Services — 2.7%
Enact Holdings, Inc.	56,647	2,245,487
Essent Group Ltd.	35,558	2,311,626
HA Sustainable Infrastructure Capital, Inc.	27,869	875,923
Jackson Financial, Inc., Class A	46,310	4,938,961
MGIC Investment Corp.	87,815	2,565,954
PennyMac Financial Services, Inc.	10,358	1,365,599
Radian Group, Inc.	53,267	1,917,079
Shift4 Payments, Inc., Class A*(a)	17,998	1,133,334
TFS Financial Corp.	21,045	281,582
Voya Financial, Inc.	36,497	2,718,662
WEX, Inc.*	11,415	1,700,607
Total Financial Services		22,054,814
Food Products — 3.4%
Cal-Maine Foods, Inc.	33,684	2,680,236
Campbell's Company/The	116,317	3,241,755
Darling Ingredients, Inc.*	14,779	532,044
Ingredion, Inc.	26,495	2,921,339
J M Smucker Co.	36,830	3,602,342
Lamb Weston Holdings, Inc.	31,396	1,315,178
Marzetti Company/The	4,893	804,507
Pilgrim's Pride Corp.	137,992	5,380,308
Post Holdings, Inc.*(a)	18,213	1,803,998
Seaboard Corp.	367	1,631,249
Smithfield Foods, Inc.	155,203	3,465,683
Total Food Products		27,378,639
Gas Utilities — 1.4%
MDU Resources Group, Inc.	40,132	783,377
National Fuel Gas Co.	29,907	2,394,354
New Jersey Resources Corp.	29,492	1,360,171
ONE Gas, Inc.	13,416	1,036,386
Southwest Gas Holdings, Inc.	22,707	1,817,014
Spire, Inc.	12,927	1,069,063
UGI Corp.	75,463	2,824,580
Total Gas Utilities		11,284,945
Ground Transportation — 1.2%
Avis Budget Group, Inc.*(a)	24,201	3,105,472
Knight-Swift Transportation Holdings, Inc.	17,919	936,805
Landstar System, Inc.	4,391	630,987
Lyft, Inc., Class A*	73,585	1,425,341
Ryder System, Inc.	12,058	2,307,781
Saia, Inc.*(a)	3,475	1,134,657
Total Ground Transportation		9,541,043
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.*	17,914	2,797,271
Globus Medical, Inc., Class A*	22,206	1,938,806
Haemonetics Corp.*	12,072	967,571
ICU Medical, Inc.*	5,824	830,910
Inspire Medical Systems, Inc.*	2,444	225,410
Lantheus Holdings, Inc.*	27,969	1,861,337
Masimo Corp.*	9,330	1,213,460
Merit Medical Systems, Inc.*	11,385	1,003,474
Penumbra, Inc.*	3,153	980,299
TransMedics Group, Inc.*(a)	3,487	424,193
Total Health Care Equipment & Supplies		12,242,731
Health Care Providers & Services — 2.0%
BrightSpring Health Services, Inc.*	24,090	902,171
Chemed Corp.	3,100	1,326,366
CorVel Corp.*	7,072	478,562
DaVita, Inc.*(a)	25,179	2,860,586
Encompass Health Corp.	18,494	1,962,953
Ensign Group, Inc.	8,294	1,444,815
GeneDx Holdings Corp.*	2,481	322,679
HealthEquity, Inc.*	12,906	1,182,319
Henry Schein, Inc.*	32,174	2,431,711
Hims & Hers Health, Inc.*(a)	18,745	608,650
Option Care Health, Inc.*	37,048	1,180,349
PACS Group, Inc.*	36,209	1,390,064
RadNet, Inc.*	6,152	438,945
Total Health Care Providers & Services		16,530,170
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	13,600	640,016
CareTrust REIT, Inc.	28,396	1,026,799
National Health Investors, Inc.	7,924	605,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
December 31, 2025

Investments	Shares	Value
Sabra Health Care REIT, Inc.(a)	38,402	$727,334
Total Health Care REITs		2,999,305
Health Care Technology — 0.3%
Doximity, Inc., Class A*	26,209	1,160,534
Waystar Holding Corp.*	28,625	937,469
Total Health Care Technology		2,098,003
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	161,805	2,868,803
Ryman Hospitality Properties, Inc.	10,560	999,187
Total Hotel & Resort REITs		3,867,990
Hotels, Restaurants & Leisure — 3.6%
Aramark	51,290	1,890,549
Boyd Gaming Corp.	28,755	2,451,076
Brinker International, Inc.*	12,768	1,832,463
Cava Group, Inc.*	8,691	510,075
Choice Hotels International, Inc.	14,433	1,374,888
Churchill Downs, Inc.	16,083	1,829,924
Dutch Bros, Inc., Class A*	9,570	585,875
Global Business Travel Group I*(a)	40,409	309,129
Hilton Grand Vacations, Inc.*	17,041	762,585
Hyatt Hotels Corp., Class A(a)	4,042	648,014
Life Time Group Holdings, Inc.*	43,973	1,168,802
MGM Resorts International*(a)	68,728	2,507,885
Norwegian Cruise Line Holdings Ltd.*	203,434	4,540,647
Planet Fitness, Inc., Class A*	9,481	1,028,404
Red Rock Resorts, Inc., Class A	13,632	844,502
Shake Shack, Inc., Class A*	4,066	330,037
Texas Roadhouse, Inc.	10,312	1,711,792
Travel & Leisure Co.	25,542	1,801,477
Vail Resorts, Inc.	8,185	1,086,968
Wingstop, Inc.	2,280	543,757
Wyndham Hotels & Resorts, Inc.(a)	19,837	1,498,884
Total Hotels, Restaurants & Leisure		29,257,733
Household Durables — 1.7%
Cavco Industries, Inc.*	1,474	870,751
Champion Homes, Inc.*	11,141	941,415
Installed Building Products, Inc.(a)	4,687	1,215,761
KB Home	31,208	1,760,443
M/I Homes, Inc.*(a)	13,654	1,747,029
Meritage Homes Corp.	29,526	1,942,811
Mohawk Industries, Inc.*	19,198	2,098,341
Taylor Morrison Home Corp.*	50,781	2,989,477
Total Household Durables		13,566,028
Household Products — 0.2%
Reynolds Consumer Products, Inc.	56,801	1,301,879
Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.	414,268	5,940,603
Ormat Technologies, Inc.	5,859	647,244
Total Independent Power & Renewable Electricity Producers		6,587,847
Industrial REITs — 0.7%
EastGroup Properties, Inc.	5,832	1,038,913
First Industrial Realty Trust, Inc.	18,582	1,064,191
Rexford Industrial Realty, Inc.	32,466	1,257,084
STAG Industrial, Inc.	25,745	946,386
Terreno Realty Corp.(a)	20,920	1,228,213
Total Industrial REITs		5,534,787
Insurance — 4.4%
American Financial Group, Inc.	19,975	2,730,183
Assurant, Inc.	14,564	3,507,739
Assured Guaranty Ltd.	11,928	1,071,969
Axis Capital Holdings Ltd.	33,848	3,624,782
CNO Financial Group, Inc.	30,404	1,291,258
F&G Annuities & Life, Inc.	43,498	1,341,913
First American Financial Corp.	20,566	1,263,575
Globe Life, Inc.	31,044	4,341,814
Hanover Insurance Group, Inc.	11,240	2,054,335
Kinsale Capital Group, Inc.	2,913	1,139,333
Lincoln National Corp.	116,843	5,203,019
Mercury General Corp.	11,298	1,062,690
Old Republic International Corp.	63,292	2,888,647
Primerica, Inc.	8,694	2,246,182
RLI Corp.	9,273	593,287
Selective Insurance Group, Inc.	12,994	1,087,208
White Mountains Insurance Group Ltd.	206	428,074
Total Insurance		35,876,008
Interactive Media & Services — 0.3%
Match Group, Inc.	67,021	2,164,108
IT Services — 0.6%
DigitalOcean Holdings, Inc.*	20,238	973,852
EPAM Systems, Inc.*	12,395	2,539,488
Kyndryl Holdings, Inc.*	65,005	1,726,533
Total IT Services		5,239,873
Leisure Products — 0.8%
Acushnet Holdings Corp.(a)	11,158	890,632
Brunswick Corp.	12,020	892,365
Hasbro, Inc.	30,170	2,473,940
Mattel, Inc.*	85,702	1,700,328
Polaris, Inc.(a)	5,086	321,689
Total Leisure Products		6,278,954
Life Sciences Tools & Services — 1.5%
Avantor, Inc.*	227,876	2,611,459
Bio-Rad Laboratories, Inc., Class A*	3,668	1,111,367
Bio-Techne Corp.	19,682	1,157,499
Bruker Corp.(a)	26,111	1,230,089
Charles River Laboratories International, Inc.*	11,364	2,266,891
Repligen Corp.*	4,487	735,240
Revvity, Inc.	21,723	2,101,700
Sotera Health Co.*	58,335	1,029,029
Total Life Sciences Tools & Services		12,243,274
Machinery — 4.4%
AGCO Corp.	14,564	1,519,317
Allison Transmission Holdings, Inc.	30,049	2,941,797
Atmus Filtration Technologies, Inc.	17,284	897,212
Crane Co.	7,410	1,366,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
December 31, 2025

Investments	Shares	Value
Donaldson Co., Inc.	20,686	$1,834,021
Enpro, Inc.	3,076	658,664
Esab Corp.	11,522	1,287,238
ESCO Technologies, Inc.	3,531	689,922
Federal Signal Corp.	9,061	983,934
Flowserve Corp.	24,067	1,669,768
Franklin Electric Co., Inc.	8,365	799,108
Gates Industrial Corp. PLC*	70,954	1,523,382
JBT Marel Corp.	8,174	1,231,577
Middleby Corp.*	17,041	2,533,485
Mueller Industries, Inc.	25,651	2,944,735
Mueller Water Products, Inc., Class A	35,576	847,420
Oshkosh Corp.	22,219	2,791,373
SPX Technologies, Inc.*	5,911	1,182,555
Stanley Black & Decker, Inc.(a)	38,752	2,878,499
Symbotic, Inc.*	10,426	620,347
Timken Co.	18,880	1,588,374
Toro Co.	24,134	1,899,829
Watts Water Technologies, Inc., Class A	4,936	1,362,435
Total Machinery		36,051,618
Marine Transportation — 0.2%
Kirby Corp.*	12,214	1,345,739
Media — 1.2%
New York Times Co., Class A	24,545	1,703,914
News Corp., Class A	80,058	2,091,115
Nexstar Media Group, Inc.	10,597	2,151,721
Sirius XM Holdings, Inc.(a)	183,615	3,671,382
Total Media		9,618,132
Metals & Mining — 1.1%
Alcoa Corp.	81,411	4,326,180
Coeur Mining, Inc.*	94,384	1,682,867
Commercial Metals Co.(a)	23,131	1,601,128
Hecla Mining Co.	49,637	952,534
Warrior Met Coal, Inc.	4,430	390,593
Total Metals & Mining		8,953,302
Multi-Utilities — 0.3%
Black Hills Corp.	16,836	1,168,755
Northwestern Energy Group, Inc.	13,411	865,546
Total Multi-Utilities		2,034,301
Office REITs — 0.6%
Cousins Properties, Inc.	15,777	406,731
Kilroy Realty Corp.	31,748	1,186,423
Vornado Realty Trust	90,776	3,021,025
Total Office REITs		4,614,179
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp.	103,082	1,833,829
Antero Resources Corp.*	62,962	2,169,670
APA Corp.	190,728	4,665,207
California Resources Corp.	34,035	1,521,705
Centrus Energy Corp., Class A*(a)	1,971	478,480
Chord Energy Corp.	26,708	2,475,832
CNX Resources Corp.*(a)	38,510	1,416,013
Comstock Resources, Inc.*(a)	26,941	624,492
DT Midstream, Inc.	13,882	1,661,398
Gulfport Energy Corp.*	6,802	1,414,748
HF Sinclair Corp.	40,391	1,861,217
Magnolia Oil & Gas Corp., Class A	60,393	1,322,003
Matador Resources Co.	73,837	3,133,642
Murphy Oil Corp.	28,997	906,156
Ovintiv, Inc.	115,059	4,509,162
Permian Resources Corp.	216,369	3,035,657
Range Resources Corp.	67,676	2,386,256
Total Oil, Gas & Consumable Fuels		35,415,467
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	12,401	1,001,505
Passenger Airlines — 0.8%
Alaska Air Group, Inc.*	32,868	1,653,260
American Airlines Group, Inc.*	201,254	3,085,224
SkyWest, Inc.*	16,640	1,670,823
Total Passenger Airlines		6,409,307
Personal Care Products — 0.1%
BellRing Brands, Inc.*	37,603	1,005,128
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals, Inc.*	80,777	1,017,790
Corcept Therapeutics, Inc.*	8,148	283,550
Elanco Animal Health, Inc.*(a)	86,867	1,965,800
Jazz Pharmaceuticals PLC*	12,147	2,064,990
Ligand Pharmaceuticals, Inc.*	3,306	625,066
Viatris, Inc.	780,762	9,720,487
Total Pharmaceuticals		15,677,683
Professional Services — 2.9%
Amentum Holdings, Inc.*	74,885	2,171,665
Booz Allen Hamilton Holding Corp.	36,445	3,074,500
ExlService Holdings, Inc.*	31,527	1,338,006
Exponent, Inc.	7,006	486,637
FTI Consulting, Inc.*	7,312	1,249,109
Genpact Ltd.	55,558	2,599,003
KBR, Inc.	45,327	1,822,145
Maximus, Inc.	20,143	1,738,744
Parsons Corp.*	17,304	1,069,387
Paycom Software, Inc.	12,455	1,984,829
Paylocity Holding Corp.*	11,380	1,735,450
Science Applications International Corp.	23,486	2,364,101
UL Solutions, Inc., Class A	19,704	1,553,857
Total Professional Services		23,187,433
Real Estate Management & Development — 0.3%
Cushman & Wakefield Ltd.*	65,451	1,059,652
Howard Hughes Holdings, Inc.*	12,960	1,033,819
St. Joe Co.	7,820	464,273
Total Real Estate Management & Development		2,557,744
Residential REITs — 0.7%
American Homes 4 Rent, Class A	55,501	1,781,582
Camden Property Trust	10,640	1,171,251
Equity LifeStyle Properties, Inc.	25,508	1,546,040
Independence Realty Trust, Inc.	20,775	363,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
December 31, 2025

Investments	Shares	Value
UDR, Inc.	25,949	$951,810
Total Residential REITs		5,813,830
Retail REITs — 0.8%
Agree Realty Corp.	11,040	795,211
Brixmor Property Group, Inc.	53,779	1,410,085
Federal Realty Investment Trust	14,119	1,423,195
NNN REIT, Inc.	38,151	1,511,924
Phillips Edison & Co., Inc.	13,982	497,340
Tanger, Inc.	15,537	518,470
Total Retail REITs		6,156,225
Semiconductors & Semiconductor Equipment — 2.5%
Amkor Technology, Inc.	29,518	1,165,371
Cirrus Logic, Inc.*	15,070	1,785,795
Enphase Energy, Inc.*	59,422	1,904,475
Entegris, Inc.	20,357	1,715,077
FormFactor, Inc.*	7,531	420,079
Impinj, Inc.*(a)	2,616	455,210
Lattice Semiconductor Corp.*	10,122	744,777
MKS, Inc.	12,392	1,980,242
Onto Innovation, Inc.*	6,727	1,061,924
Qorvo, Inc.*	25,907	2,189,401
Rambus, Inc.*	11,305	1,038,817
Semtech Corp.*	9,089	669,768
Silicon Laboratories, Inc.*	2,319	303,093
SiTime Corp.*	1,681	593,712
Skyworks Solutions, Inc.	51,346	3,255,850
Universal Display Corp.	7,676	896,403
Total Semiconductors & Semiconductor Equipment		20,179,994
Software — 3.7%
ACI Worldwide, Inc.*	23,189	1,108,666
Agilysys, Inc.*	2,548	302,804
Appfolio, Inc., Class A*	3,228	750,994
Bentley Systems, Inc., Class B	36,340	1,386,916
Bill Holdings, Inc.*	18,555	1,011,990
Box, Inc., Class A*	29,289	876,034
CCC Intelligent Solutions Holdings, Inc.*(a)	131,172	1,042,817
Clearwater Analytics Holdings, Inc., Class A*(a)	29,868	720,416
CommVault Systems, Inc.*	6,202	777,483
Confluent, Inc., Class A*	26,401	798,366
Core Scientific, Inc.*(a)	32,010	466,066
Dolby Laboratories, Inc., Class A	25,060	1,609,353
Dropbox, Inc., Class A*	106,905	2,971,959
Elastic NV*	13,831	1,043,411
Gitlab, Inc., Class A*	19,182	719,901
InterDigital, Inc.	5,742	1,828,138
JFrog Ltd.*	9,161	572,196
Klaviyo, Inc., Class A*(a)	23,906	776,228
Life360, Inc.*(a)	6,728	431,534
Manhattan Associates, Inc.*	7,113	1,232,754
MARA Holdings, Inc.*(a)	233,699	2,098,617
Pegasystems, Inc.	29,704	1,773,923
Procore Technologies, Inc.*(a)	11,931	867,861
Q2 Holdings, Inc.*	8,984	648,285
Qualys, Inc.*	6,991	929,104
Riot Platforms, Inc.*	44,635	565,525
UiPath, Inc., Class A*	94,991	1,556,903
Varonis Systems, Inc.*	10,376	340,333
Workiva, Inc.*	3,805	328,181
Zeta Global Holdings Corp., Class A*(a)	37,366	760,398
Total Software		30,297,156
Specialized REITs — 1.0%
CubeSmart	39,555	1,425,958
EPR Properties	14,335	715,316
Gaming & Leisure Properties, Inc.	68,650	3,067,968
Lamar Advertising Co., Class A	13,313	1,685,160
Millrose Properties, Inc.	28,624	854,999
Outfront Media, Inc.	22,770	548,757
Rayonier, Inc.	492	10,652
Total Specialized REITs		8,308,810
Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A*	19,713	2,481,275
Asbury Automotive Group, Inc.*	9,437	2,194,386
AutoNation, Inc.*	14,244	2,941,101
Bath & Body Works, Inc.	129,616	2,602,689
Boot Barn Holdings, Inc.*(a)	4,399	776,292
CarMax, Inc.*	53,107	2,052,054
Chewy, Inc., Class A*	20,710	684,466
Five Below, Inc.*	7,710	1,452,256
GameStop Corp., Class A*(a)	66,522	1,335,762
Gap, Inc.	122,269	3,130,086
Group 1 Automotive, Inc.	5,280	2,076,624
Lithia Motors, Inc.	10,882	3,616,415
Murphy USA, Inc.	4,920	1,985,318
Penske Automotive Group, Inc.	22,019	3,485,388
Signet Jewelers Ltd.	18,842	1,561,625
Urban Outfitters, Inc.*	23,609	1,776,813
Valvoline, Inc.*(a)	28,648	832,511
Wayfair, Inc., Class A*(a)	10,001	1,004,200
Total Specialty Retail		35,989,261
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.*	31,077	2,657,705
Kontoor Brands, Inc.	15,437	943,047
PVH Corp.	26,664	1,787,021
VF Corp.	66,837	1,208,413
Total Textiles, Apparel & Luxury Goods		6,596,186
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	6,156	1,580,676
Core & Main, Inc., Class A*	38,208	1,985,670
GATX Corp.	7,267	1,232,483
MSC Industrial Direct Co., Inc., Class A	10,899	916,606
QXO, Inc.*(a)	47,526	916,776
SiteOne Landscape Supply, Inc.*	5,996	746,862
Total Trading Companies & Distributors		7,379,073
Water Utilities — 0.3%
Essential Utilities, Inc.	67,279	2,580,822
Total United States		791,411,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Fund (EZM)
December 31, 2025

Investments	Shares	Value
Bermuda — 0.7%
Insurance — 0.7%
RenaissanceRe Holdings Ltd.	21,237	$5,970,995
Canada — 0.1%
Software — 0.1%
Hut 8 Corp.*	22,160	1,018,030
Japan — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Allegro MicroSystems, Inc.*	14,124	372,591
Kazakhstan — 0.1%
Capital Markets — 0.1%
Freedom Holding Corp.*(a)	4,503	547,925
Puerto Rico — 0.3%
Banks — 0.3%
Popular, Inc.	20,867	2,598,359
Sweden — 0.4%
Automobile Components — 0.4%
Autoliv, Inc.	24,899	2,955,511
United Kingdom — 0.1%
Pharmaceuticals — 0.1%
Indivior PLC*	30,319	1,087,846
TOTAL COMMON STOCKS (COST: $733,254,953)		805,962,876
EXCHANGE-TRADED FUND — 0.5%
United States — 0.5%
WisdomTree U.S. MidCap Dividend Fund(a)(b)
(Cost: $3,859,428)	74,523	3,845,387
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $337,759)	337,759	337,759
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.6%
United States — 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)	4,056,035	4,056,035
WisdomTree Treasury Money Market Digital Fund, 3.44% (b)(c)	8,700,000	8,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $12,756,035)		12,756,035
TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost: $750,208,175)		822,902,057
Other Liabilities less Assets — (1.5)%		(12,188,605)
NET ASSETS — 100.0%		$810,713,452

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $50,437,017 and the total market value of the collateral held by the Fund was $52,566,136. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,810,101.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. MidCap Fund (EZM)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$9,500,000	$800,000	$—	$—	$8,700,000	$—	$6,421
WisdomTree U.S. MidCap Dividend Fund	$2,167,243	$7,454,335	$5,748,107	$(46,265)	$18,181	$3,845,387	$54,136	$—
Total	$2,167,243	$16,954,335	$6,548,107	$(46,265)	$18,181	$12,545,387	$54,136	$6,421

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$805,962,876	$–	$–	$805,962,876
Exchange-Traded Fund	3,845,387	–	–	3,845,387
Mutual Fund	–	337,759	–	337,759
Investment of Cash Collateral for Securities Loaned	–	12,756,035	–	12,756,035
Total Investments in Securities	$809,808,263	$13,093,794	$–	$822,902,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. MidCap Quality Growth Fund (QMID)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 98.8%
Aerospace & Defense — 1.4%
ATI, Inc.*	168	$19,279
Beverages — 2.5%
Celsius Holdings, Inc.*	297	13,585
Coca-Cola Consolidated, Inc.	93	14,257
Primo Brands Corp.(a)	437	7,145
Total Beverages		34,987
Biotechnology — 6.4%
BioMarin Pharmaceutical, Inc.*	239	14,204
Exelixis, Inc.*	329	14,420
Halozyme Therapeutics, Inc.*	147	9,893
Krystal Biotech, Inc.*(a)	36	8,875
Neurocrine Biosciences, Inc.*	120	17,020
Protagonist Therapeutics, Inc.*(a)	81	7,075
Roivant Sciences Ltd.*	843	18,293
Total Biotechnology		89,780
Broadline Retail — 0.6%
Ollie's Bargain Outlet Holdings, Inc.*	76	8,330
Building Products — 4.0%
AAON, Inc.(a)	100	7,625
Advanced Drainage Systems, Inc.	93	13,469
Allegion PLC	104	16,559
Armstrong World Industries, Inc.	52	9,937
Modine Manufacturing Co.*(a)	65	8,678
Total Building Products		56,268
Capital Markets — 7.5%
Blue Owl Capital, Inc.(a)	800	11,952
Evercore, Inc., Class A	47	15,992
FactSet Research Systems, Inc.	46	13,349
Hamilton Lane, Inc., Class A	53	7,118
Houlihan Lokey, Inc.	69	12,019
MarketAxess Holdings, Inc.	43	7,794
Morningstar, Inc.	47	10,214
SEI Investments Co.	148	12,139
Tradeweb Markets, Inc., Class A	147	15,808
Total Capital Markets		106,385
Chemicals — 0.5%
NewMarket Corp.	11	7,560
Commercial Services & Supplies — 1.3%
MSA Safety, Inc.(a)	47	7,527
Tetra Tech, Inc.	317	10,632
Total Commercial Services & Supplies		18,159
Construction & Engineering — 3.3%
Argan, Inc.	18	5,640
Dycom Industries, Inc.*	36	12,164
Fluor Corp.*	195	7,728
Primoris Services Corp.	68	8,442
Sterling Infrastructure, Inc.*(a)	39	11,943
Total Construction & Engineering		45,917
Construction Materials — 0.6%
Eagle Materials, Inc.	39	$8,061
Consumer Finance — 0.6%
FirstCash Holdings, Inc.	53	8,447
Consumer Staples Distribution & Retail — 3.9%
BJ's Wholesale Club Holdings, Inc.*	162	14,585
Maplebear, Inc.*(a)	310	13,944
Performance Food Group Co.*	191	17,175
Sprouts Farmers Market, Inc.*	117	9,321
Total Consumer Staples Distribution & Retail		55,025
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.*	69	6,997
Duolingo, Inc.*	50	8,775
H&R Block, Inc.	164	7,147
Total Diversified Consumer Services		22,919
Electrical Equipment — 1.1%
Nextpower, Inc., Class A*	186	16,202
Energy Equipment & Services — 0.5%
NOV, Inc.(a)	450	7,034
Entertainment — 1.2%
Roku, Inc.*	160	17,358
Financial Services — 1.1%
Jack Henry & Associates, Inc.	88	16,058
Food Products — 0.5%
Lamb Weston Holdings, Inc.	157	6,577
Ground Transportation — 0.7%
Saia, Inc.*(a)	31	10,122
Health Care Equipment & Supplies — 1.9%
Globus Medical, Inc., Class A*	137	11,961
Penumbra, Inc.*	47	14,613
Total Health Care Equipment & Supplies		26,574
Health Care Providers & Services — 5.5%
Chemed Corp.	16	6,846
Encompass Health Corp.	127	13,480
Ensign Group, Inc.	69	12,020
HealthEquity, Inc.*	106	9,710
Hims & Hers Health, Inc.*(a)	277	8,994
Molina Healthcare, Inc.*	68	11,801
Universal Health Services, Inc., Class B	71	15,479
Total Health Care Providers & Services		78,330
Health Care Technology — 0.5%
Doximity, Inc., Class A*	165	7,306
Hotels, Restaurants & Leisure — 8.4%
Boyd Gaming Corp.	103	8,780
Brinker International, Inc.*	54	7,750
Cava Group, Inc.*(a)	130	7,630
Churchill Downs, Inc.	82	9,330
Domino's Pizza, Inc.	41	17,090
Dutch Bros, Inc., Class A*	150	9,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. MidCap Quality Growth Fund (QMID)
December 31, 2025

Investments	Shares	Value
Norwegian Cruise Line Holdings Ltd.*	547	$12,209
Planet Fitness, Inc., Class A*	103	11,172
Texas Roadhouse, Inc.	83	13,778
Wingstop, Inc.(a)	33	7,870
Wynn Resorts Ltd.(a)	120	14,439
Total Hotels, Restaurants & Leisure		119,231
Household Durables — 2.7%
Installed Building Products, Inc.(a)	33	8,560
Toll Brothers, Inc.	118	15,956
TopBuild Corp.*(a)	34	14,184
Total Household Durables		38,700
Insurance — 3.9%
Erie Indemnity Co., Class A	57	16,339
Everest Group Ltd.	51	17,307
Kinsale Capital Group, Inc.(a)	28	10,951
Primerica, Inc.	40	10,335
Total Insurance		54,932
Interactive Media & Services — 0.6%
Match Group, Inc.	283	9,138
Machinery — 8.6%
Allison Transmission Holdings, Inc.	101	9,888
Crane Co.	74	13,648
Donaldson Co., Inc.	144	12,767
Esab Corp.	73	8,156
ESCO Technologies, Inc.	34	6,643
Federal Signal Corp.	73	7,927
Flowserve Corp.	161	11,170
Lincoln Electric Holdings, Inc.	66	15,816
Mueller Industries, Inc.	134	15,383
Oshkosh Corp.	80	10,050
Watts Water Technologies, Inc., Class A	36	9,937
Total Machinery		121,385
Media — 1.0%
New York Times Co., Class A	196	13,606
Metals & Mining — 1.0%
Coeur Mining, Inc.*	796	14,193
Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp.	577	10,265
CNX Resources Corp.*	170	6,251
Permian Resources Corp.	885	12,416
Total Oil, Gas & Consumable Fuels		28,932
Pharmaceuticals — 0.3%
Corcept Therapeutics, Inc.*	126	4,385
Professional Services — 4.2%
Booz Allen Hamilton Holding Corp.	149	12,570
ExlService Holdings, Inc.*	197	8,361
Genpact Ltd.	209	9,777
Parsons Corp.*(a)	131	8,096
Paycom Software, Inc.	67	10,677
Paylocity Holding Corp.*	65	9,912
Total Professional Services		59,393
Semiconductors & Semiconductor Equipment — 1.3%
Rambus, Inc.*	131	12,037
Universal Display Corp.	55	6,423
Total Semiconductors & Semiconductor Equipment		18,460
Software — 10.9%
Bentley Systems, Inc., Class B(a)	349	13,319
Clearwater Analytics Holdings, Inc., Class A*(a)	359	8,659
CommVault Systems, Inc.*	56	7,020
Docusign, Inc.*	251	17,168
Dropbox, Inc., Class A*	226	6,283
Dynatrace, Inc.*	377	16,339
Elastic NV*	125	9,430
Gitlab, Inc., Class A*	179	6,718
InterDigital, Inc.	31	9,870
Manhattan Associates, Inc.*	73	12,652
Nutanix, Inc., Class A*	332	17,161
Procore Technologies, Inc.*(a)	178	12,948
Samsara, Inc., Class A*	451	15,988
Total Software		153,555
Specialty Retail — 3.7%
Boot Barn Holdings, Inc.*(a)	37	6,529
Chewy, Inc., Class A*	267	8,824
Dick's Sporting Goods, Inc.(a)	81	16,036
Five Below, Inc.*	67	12,620
Urban Outfitters, Inc.*	103	7,752
Total Specialty Retail		51,761
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.*	174	18,039
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	46	11,812
Core & Main, Inc., Class A*	226	11,745
Total Trading Companies & Distributors		23,557
Total United States		1,395,945
Bermuda — 1.1%
Insurance — 1.1%
RenaissanceRe Holdings Ltd.	56	15,745
TOTAL COMMON STOCKS (COST: $1,317,378)		1,411,690
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $831)	831	831
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,318,209)		1,412,521
Other Liabilities less Assets — 0.0%		(137)
NET ASSETS — 100.0%		$1,412,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. MidCap Quality Growth Fund (QMID)
December 31, 2025

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $230,051 and the total market value of the collateral held by the Fund was $236,960, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,411,690	$–	$–	$1,411,690
Mutual Fund	–	831	–	831
Total Investments in Securities	$1,411,690	$831	$–	$1,412,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Multifactor Fund (USMF)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.8%
Aerospace & Defense — 2.0%
General Dynamics Corp.	4,834	$1,627,415
Huntington Ingalls Industries, Inc.	3,385	1,151,137
L3Harris Technologies, Inc.	5,651	1,658,964
Northrop Grumman Corp.	2,548	1,452,895
RTX Corp.	7,638	1,400,809
Total Aerospace & Defense		7,291,220
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	6,271	1,008,126
Expeditors International of Washington, Inc.	8,636	1,286,850
Total Air Freight & Logistics		2,294,976
Automobile Components — 0.4%
BorgWarner, Inc.	36,690	1,653,251
Automobiles — 0.7%
Ford Motor Co.	107,289	1,407,632
General Motors Co.	16,928	1,376,585
Total Automobiles		2,784,217
Banks — 0.4%
U.S. Bancorp	26,493	1,413,666
Beverages — 1.7%
Coca-Cola Co.	19,261	1,346,537
Coca-Cola Consolidated, Inc.	6,331	970,542
Molson Coors Beverage Co., Class B	27,137	1,266,755
Monster Beverage Corp.*	17,530	1,344,025
PepsiCo, Inc.	8,662	1,243,170
Total Beverages		6,171,029
Biotechnology — 3.0%
AbbVie, Inc.	5,847	1,335,981
Amgen, Inc.	3,954	1,294,184
Biogen, Inc.*	6,473	1,139,183
BioMarin Pharmaceutical, Inc.*	21,924	1,302,943
Exelixis, Inc.*	19,672	862,224
Gilead Sciences, Inc.	11,047	1,355,909
Halozyme Therapeutics, Inc.*	15,924	1,071,685
Incyte Corp.*	11,880	1,173,388
Neurocrine Biosciences, Inc.*	6,373	903,883
United Therapeutics Corp.*	1,838	895,565
Total Biotechnology		11,334,945
Broadline Retail — 0.6%
Dillard's, Inc., Class A	1,524	924,062
eBay, Inc.	15,255	1,328,711
Total Broadline Retail		2,252,773
Building Products — 0.4%
AO Smith Corp.	21,293	1,424,076
Capital Markets — 4.1%
Bank of New York Mellon Corp.	12,945	1,502,785
Cboe Global Markets, Inc.	7,020	1,762,020
Charles Schwab Corp.	16,106	1,609,151
CME Group, Inc.	5,977	1,632,199
Goldman Sachs Group, Inc.	1,506	1,323,774
Intercontinental Exchange, Inc.	10,060	1,629,318
Morgan Stanley	6,830	1,212,530
Raymond James Financial, Inc.	8,556	1,374,008
S&P Global, Inc.	3,068	1,603,306
SEI Investments Co.	18,460	1,514,089
Total Capital Markets		15,163,180
Chemicals — 1.1%
CF Industries Holdings, Inc.	14,986	1,159,017
Corteva, Inc.	21,670	1,452,540
NewMarket Corp.	1,930	1,326,412
Total Chemicals		3,937,969
Commercial Services & Supplies — 1.5%
Republic Services, Inc.	7,189	1,523,565
Tetra Tech, Inc.	33,536	1,124,797
Veralto Corp.	15,219	1,518,552
Waste Management, Inc.	6,974	1,532,258
Total Commercial Services & Supplies		5,699,172
Communications Equipment — 2.5%
Cisco Systems, Inc.	65,614	5,054,247
F5, Inc.*	16,605	4,238,592
Total Communications Equipment		9,292,839
Construction & Engineering — 0.5%
Dycom Industries, Inc.*	2,774	937,335
Valmont Industries, Inc.	2,481	998,156
Total Construction & Engineering		1,935,491
Consumer Finance — 1.0%
FirstCash Holdings, Inc.	9,472	1,509,647
OneMain Holdings, Inc.	15,839	1,069,925
Synchrony Financial	13,401	1,118,045
Total Consumer Finance		3,697,617
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc., Class A	58,398	1,002,694
Kroger Co.	19,506	1,218,735
Sysco Corp.	18,650	1,374,318
Total Consumer Staples Distribution & Retail		3,595,747
Containers & Packaging — 0.4%
Crown Holdings, Inc.	16,164	1,664,407
Diversified Consumer Services — 0.5%
Service Corp. International	25,154	1,961,257
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	129,911	3,226,989
Frontier Communications Parent, Inc.*	80,119	3,050,131
Verizon Communications, Inc.	81,155	3,305,443
Total Diversified Telecommunication Services		9,582,563
Electric Utilities — 1.2%
Duke Energy Corp.	12,329	1,445,082
Exelon Corp.	32,982	1,437,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Multifactor Fund (USMF)
December 31, 2025

Investments	Shares	Value
FirstEnergy Corp.	32,609	$1,459,905
Total Electric Utilities		4,342,672
Electrical Equipment — 0.2%
Nextpower, Inc., Class A*	8,568	746,358
Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp., Class A	24,693	3,337,012
Sanmina Corp.*	15,119	2,268,909
TD SYNNEX Corp.	23,679	3,557,296
TTM Technologies, Inc.*	35,084	2,420,796
Total Electronic Equipment, Instruments & Components		11,584,013
Entertainment — 2.1%
Electronic Arts, Inc.	11,126	2,273,376
Netflix, Inc.*	19,361	1,815,287
Walt Disney Co.	21,436	2,438,774
Warner Bros Discovery, Inc.*	49,475	1,425,869
Total Entertainment		7,953,306
Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B*	3,377	1,697,449
Fiserv, Inc.*	11,775	790,927
Jack Henry & Associates, Inc.	9,749	1,778,997
PennyMac Financial Services, Inc.	9,078	1,196,844
Total Financial Services		5,464,217
Food Products — 1.3%
General Mills, Inc.	30,087	1,399,045
Kraft Heinz Co.	42,684	1,035,087
Pilgrim's Pride Corp.	28,411	1,107,745
Tyson Foods, Inc., Class A	22,038	1,291,868
Total Food Products		4,833,745
Gas Utilities — 0.7%
National Fuel Gas Co.	17,177	1,375,191
UGI Corp.	37,075	1,387,717
Total Gas Utilities		2,762,908
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	11,676	1,462,886
Hologic, Inc.*	16,703	1,244,206
ResMed, Inc.	5,192	1,250,597
Solventum Corp.*	13,374	1,059,756
Total Health Care Equipment & Supplies		5,017,445
Health Care Providers & Services — 3.8%
Cardinal Health, Inc.	6,796	1,396,578
Cencora, Inc.	4,519	1,526,292
CVS Health Corp.	14,361	1,139,689
Encompass Health Corp.	11,872	1,260,094
Ensign Group, Inc.	7,378	1,285,247
HCA Healthcare, Inc.	2,959	1,381,439
Labcorp Holdings, Inc.	5,211	1,307,336
McKesson Corp.	1,783	1,462,577
Quest Diagnostics, Inc.	8,293	1,439,084
Tenet Healthcare Corp.*	4,143	823,297
Universal Health Services, Inc., Class B	5,282	1,151,582
Total Health Care Providers & Services		14,173,215
Hotels, Restaurants & Leisure — 4.0%
Churchill Downs, Inc.	13,473	1,532,958
Darden Restaurants, Inc.	8,931	1,643,483
Domino's Pizza, Inc.	4,164	1,735,638
Expedia Group, Inc.	3,823	1,083,094
Las Vegas Sands Corp.	17,157	1,116,749
McDonald's Corp.	6,421	1,962,450
Planet Fitness, Inc., Class A*	12,702	1,377,786
Texas Roadhouse, Inc.	9,281	1,540,646
Wynn Resorts Ltd.	8,076	971,785
Yum! Brands, Inc.	11,924	1,803,863
Total Hotels, Restaurants & Leisure		14,768,452
Household Durables — 0.7%
NVR, Inc.*	206	1,502,310
PulteGroup, Inc.	9,337	1,094,857
Total Household Durables		2,597,167
Household Products — 0.3%
Colgate-Palmolive Co.	15,663	1,237,690
Insurance — 6.1%
Allstate Corp.	8,115	1,689,137
American International Group, Inc.	19,755	1,690,040
Assurant, Inc.	6,330	1,524,581
CNA Financial Corp.	35,715	1,705,034
F&G Annuities & Life, Inc.	1,460	45,041
Fidelity National Financial, Inc.	24,350	1,329,267
Globe Life, Inc.	11,629	1,626,432
Hartford Insurance Group, Inc.	13,963	1,924,101
Loews Corp.	15,810	1,664,951
Markel Group, Inc.*	742	1,595,040
Old Republic International Corp.	37,162	1,696,074
Primerica, Inc.	5,465	1,411,937
Progressive Corp.	6,653	1,515,021
Travelers Cos., Inc.	6,360	1,844,782
WR Berkley Corp.	23,374	1,638,985
Total Insurance		22,900,423
Interactive Media & Services — 1.0%
Alphabet, Inc., Class A	6,350	1,987,550
Match Group, Inc.	57,945	1,871,044
Total Interactive Media & Services		3,858,594
IT Services — 5.8%
Cognizant Technology Solutions Corp., Class A	60,240	4,999,920
Gartner, Inc.*	13,804	3,482,473
GoDaddy, Inc., Class A*	31,364	3,891,645
International Business Machines Corp.	13,974	4,139,239
VeriSign, Inc.	22,031	5,352,431
Total IT Services		21,865,708
Machinery — 1.3%
Donaldson Co., Inc.	16,162	1,432,923
Flowserve Corp.	11,186	776,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Multifactor Fund (USMF)
December 31, 2025

Investments	Shares	Value
Fortive Corp.	25,167	$1,389,470
Mueller Industries, Inc.	11,438	1,313,082
Total Machinery		4,911,560
Media — 4.6%
Charter Communications, Inc., Class A*(a)	8,883	1,854,326
Comcast Corp., Class A	95,485	2,854,047
Fox Corp., Class A	40,035	2,925,357
New York Times Co., Class A	41,940	2,911,475
News Corp., Class A	105,446	2,754,250
Omnicom Group, Inc.	31,543	2,547,097
Paramount Skydance Corp., Class B(a)	93,604	1,254,294
Total Media		17,100,846
Metals & Mining — 0.3%
Newmont Corp.	12,419	1,240,037
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	15,065	1,496,256
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	102,534	1,824,080
APA Corp.	40,357	987,132
Coterra Energy, Inc.	59,669	1,570,488
Devon Energy Corp.	32,892	1,204,834
EOG Resources, Inc.	15,304	1,607,073
Exxon Mobil Corp.	16,746	2,015,214
Ovintiv, Inc.	25,471	998,208
Total Oil, Gas & Consumable Fuels		10,207,029
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	26,055	1,405,407
Johnson & Johnson	7,722	1,598,068
Merck & Co., Inc.	12,385	1,303,645
Pfizer, Inc.	54,202	1,349,630
Total Pharmaceuticals		5,656,750
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	13,702	1,155,901
Broadridge Financial Solutions, Inc.	6,971	1,555,718
CACI International, Inc., Class A*	1,997	1,064,021
Leidos Holdings, Inc.	8,207	1,480,543
Total Professional Services		5,256,183
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.*	3,307	1,112,706
Residential REITs — 0.4%
American Homes 4 Rent, Class A	48,540	1,558,134
Retail REITs — 0.4%
NNN REIT, Inc.	37,053	1,468,410
Semiconductors & Semiconductor Equipment — 2.9%
First Solar, Inc.*	10,113	2,641,819
Lam Research Corp.	16,385	2,804,784
Micron Technology, Inc.	10,672	3,045,896
Qorvo, Inc.*	28,101	2,374,815
Total Semiconductors & Semiconductor Equipment		10,867,314
Software — 18.2%
Adobe, Inc.*	12,288	4,300,677
Appfolio, Inc., Class A*	13,093	3,046,087
Autodesk, Inc.*	14,803	4,381,836
Docusign, Inc.*	35,132	2,403,029
Dropbox, Inc., Class A*	142,986	3,975,011
Dynatrace, Inc.*	83,711	3,628,035
Fair Isaac Corp.*	1,521	2,571,433
Gen Digital, Inc.	165,378	4,496,628
InterDigital, Inc.	10,755	3,424,177
Intuit, Inc.	6,848	4,536,252
Nutanix, Inc., Class A*	56,822	2,937,129
Pegasystems, Inc.	46,690	2,788,327
PTC, Inc.*	21,854	3,807,185
Roper Technologies, Inc.	12,508	5,567,686
Salesforce, Inc.	14,952	3,960,934
Tyler Technologies, Inc.*	10,119	4,593,520
Workday, Inc., Class A*	16,309	3,502,847
Zoom Communications, Inc., Class A*	48,667	4,199,475
Total Software		68,120,268
Specialized REITs — 0.8%
Gaming & Leisure Properties, Inc.	35,191	1,572,686
VICI Properties, Inc.	53,586	1,506,838
Total Specialized REITs		3,079,524
Specialty Retail — 3.0%
AutoZone, Inc.*	498	1,688,967
Murphy USA, Inc.	3,442	1,388,916
O'Reilly Automotive, Inc.*	19,681	1,795,104
Penske Automotive Group, Inc.	9,430	1,492,675
Ross Stores, Inc.	8,966	1,615,135
TJX Cos., Inc.	12,798	1,965,901
Ulta Beauty, Inc.*	2,229	1,348,567
Total Specialty Retail		11,295,265
Technology Hardware, Storage & Peripherals — 1.8%
NetApp, Inc.	29,701	3,180,680
Western Digital Corp.	19,935	3,434,203
Total Technology Hardware, Storage & Peripherals		6,614,883
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.*	9,403	974,809
Tobacco — 0.4%
Altria Group, Inc.	23,997	1,383,667
Trading Companies & Distributors — 0.3%
Air Lease Corp.	18,120	1,163,848
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	12,614	2,561,147
TOTAL COMMON STOCKS (COST: $352,919,444)		373,324,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Multifactor Fund (USMF)
December 31, 2025

Investments	Shares	Value
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $264,348)	264,348	$264,348
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $353,183,792)		373,589,292
Other Assets less Liabilities — 0.1%		220,410
NET ASSETS — 100.0%		$373,809,702

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,108,620 and the total market value of the collateral held by the Fund was $3,191,098, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$373,324,944	$–	$–	$373,324,944
Mutual Fund	–	264,348	–	264,348
Total Investments in Securities	$373,324,944	$264,348	$–	$373,589,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.9%
Aerospace & Defense — 0.7%
BWX Technologies, Inc.(a)	15,711	$2,715,489
General Electric Co.	284,404	87,604,964
Howmet Aerospace, Inc.	65,432	13,414,869
Leonardo DRS, Inc.	33,673	1,147,913
Total Aerospace & Defense		104,883,235
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	161,008	25,883,646
FedEx Corp.	326,000	94,168,360
Total Air Freight & Logistics		120,052,006
Automobile Components — 0.1%
Gentex Corp.	299,024	6,958,288
Lear Corp.	70,496	8,078,842
Total Automobile Components		15,037,130
Automobiles — 0.4%
Ford Motor Co.	5,372,513	70,487,371
Banks — 4.1%
Bank of America Corp.	2,953,451	162,439,805
Cadence Bank	230,351	9,868,237
Fifth Third Bancorp	866,242	40,548,788
First Citizens BancShares, Inc., Class A	15,564	33,403,145
Huntington Bancshares, Inc.	2,058,575	35,716,276
JPMorgan Chase & Co.	1,022,566	329,491,216
Old National Bancorp	533,412	11,900,422
Pinnacle Financial Partners, Inc.	102,441	9,773,896
Southstate Bank Corp.	131,444	12,370,195
Western Alliance Bancorp	143,437	12,058,749
Total Banks		657,570,729
Beverages — 2.6%
Coca-Cola Co.	6,024,255	421,155,667
Biotechnology — 4.0%
AbbVie, Inc.	1,386,186	316,729,639
Gilead Sciences, Inc.	1,690,721	207,519,096
Regeneron Pharmaceuticals, Inc.	149,093	115,080,414
Total Biotechnology		639,329,149
Building Products — 0.2%
AO Smith Corp.	150,327	10,053,870
Carlisle Cos., Inc.	57,291	18,325,099
Lennox International, Inc.	15,438	7,496,384
Total Building Products		35,875,353
Capital Markets — 2.7%
Charles Schwab Corp.	1,744,649	174,307,881
Evercore, Inc., Class A	6,615	2,250,754
FactSet Research Systems, Inc.	51,036	14,810,137
Houlihan Lokey, Inc.	9,769	1,701,662
KKR & Co., Inc.	208,640	26,597,427
LPL Financial Holdings, Inc.	12,623	4,508,557
Moody's Corp.	74,025	37,815,671
Morningstar, Inc.	5,235	1,137,618
MSCI, Inc.	12,482	7,161,298
Piper Sandler Cos.	3,618	1,229,071
Raymond James Financial, Inc.	264,712	42,510,100
S&P Global, Inc.	152,118	79,495,346
SEI Investments Co.	163,060	13,374,181
Stifel Financial Corp.	134,723	16,870,014
Total Capital Markets		423,769,717
Chemicals — 1.1%
CF Industries Holdings, Inc.	218,194	16,875,124
Ecolab, Inc.	249,268	65,437,835
NewMarket Corp.	8,990	6,178,467
Sherwin-Williams Co.	267,348	86,628,773
Total Chemicals		175,120,199
Commercial Services & Supplies — 0.3%
Cintas Corp.	187,182	35,203,319
MSA Safety, Inc.	4,270	683,798
Rollins, Inc.	78,120	4,688,762
Veralto Corp.	89,830	8,963,237
Total Commercial Services & Supplies		49,539,116
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,308,083	100,761,634
Construction & Engineering — 0.1%
AECOM	177,186	16,891,141
Comfort Systems USA, Inc.	5,724	5,342,152
Total Construction & Engineering		22,233,293
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	9,705	6,042,915
Vulcan Materials Co.	21,195	6,045,238
Total Construction Materials		12,088,153
Consumer Finance — 1.1%
American Express Co.	445,178	164,693,601
FirstCash Holdings, Inc.	8,331	1,327,795
OneMain Holdings, Inc.	158,570	10,711,403
Total Consumer Finance		176,732,799
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc.	6,273	3,467,150
Costco Wholesale Corp.	151,038	130,246,109
Sysco Corp.	669,884	49,363,752
Walmart, Inc.	1,387,048	154,531,017
Total Consumer Staples Distribution & Retail		337,608,028
Containers & Packaging — 0.2%
Packaging Corp. of America	125,132	25,805,972
Distributors — 0.1%
Pool Corp.	50,019	11,441,846
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	6,514,569	161,821,894
Verizon Communications, Inc.	4,577,682	186,448,988
Total Diversified Telecommunication Services		348,270,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)
December 31, 2025

Investments	Shares	Value
Electric Utilities — 0.2%
Constellation Energy Corp.	53,924	$19,049,732
NRG Energy, Inc.	90,860	14,468,546
Total Electric Utilities		33,518,278
Electrical Equipment — 0.2%
Hubbell, Inc.	22,190	9,854,801
Rockwell Automation, Inc.	17,194	6,689,670
Vertiv Holdings Co., Class A	58,908	9,543,685
Total Electrical Equipment		26,088,156
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	187,444	25,331,182
Corning, Inc.	814,693	71,334,519
Total Electronic Equipment, Instruments & Components		96,665,701
Entertainment — 0.1%
TKO Group Holdings, Inc.(a)	10,727	2,241,943
Warner Music Group Corp., Class A	188,599	5,784,331
Total Entertainment		8,026,274
Financial Services — 3.1%
Apollo Global Management, Inc.	349,146	50,542,375
Jack Henry & Associates, Inc.	82,643	15,080,695
Mastercard, Inc., Class A	195,581	111,653,281
PayPal Holdings, Inc.	1,326,599	77,446,849
Visa, Inc., Class A(a)	696,321	244,206,738
Total Financial Services		498,929,938
Food Products — 0.3%
Hershey Co.	208,115	37,872,768
Lamb Weston Holdings, Inc.	183,154	7,672,321
Total Food Products		45,545,089
Ground Transportation — 1.0%
CSX Corp.	2,480,674	89,924,432
JB Hunt Transport Services, Inc.	121,088	23,532,242
Landstar System, Inc.	41,781	6,003,930
Old Dominion Freight Line, Inc.	159,537	25,015,402
Ryder System, Inc.	55,241	10,572,575
Total Ground Transportation		155,048,581
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	2,168,921	271,744,112
ResMed, Inc.(a)	23,371	5,629,373
Stryker Corp.	205,105	72,088,254
Total Health Care Equipment & Supplies		349,461,739
Health Care Providers & Services — 2.9%
McKesson Corp.	81,122	66,543,565
UnitedHealth Group, Inc.	1,190,555	393,014,111
Total Health Care Providers & Services		459,557,676
Hotels, Restaurants & Leisure — 2.9%
Aramark	346,106	12,757,467
Booking Holdings, Inc.	8,408	45,027,615
Darden Restaurants, Inc.	160,519	29,538,706
Domino's Pizza, Inc.	5,588	2,329,190
Expedia Group, Inc.	18,474	5,233,869
Hilton Worldwide Holdings, Inc.	37,099	10,656,688
Las Vegas Sands Corp.	103,605	6,743,650
Marriott International, Inc., Class A	141,082	43,769,280
McDonald's Corp.	977,095	298,629,545
Texas Roadhouse, Inc.	12,099	2,008,434
Wyndham Hotels & Resorts, Inc.(a)	39,895	3,014,466
Yum! Brands, Inc.	44,323	6,705,183
Total Hotels, Restaurants & Leisure		466,414,093
Household Durables — 0.7%
DR Horton, Inc.	388,342	55,932,898
Meritage Homes Corp.	96,925	6,377,665
PulteGroup, Inc.	260,370	30,530,986
Toll Brothers, Inc.	125,930	17,028,255
Total Household Durables		109,869,804
Household Products — 1.5%
Procter & Gamble Co.	1,626,386	233,077,378
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	53,299	8,598,728
Insurance — 1.3%
Cincinnati Financial Corp.	216,359	35,335,752
Erie Indemnity Co., Class A	8,003	2,294,060
Marsh & McLennan Cos., Inc.	664,133	123,209,954
WR Berkley Corp.(a)	553,418	38,805,670
Total Insurance		199,645,436
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	1,196,082	374,373,666
Alphabet, Inc., Class C	1,192,667	374,258,904
Meta Platforms, Inc., Class A	747,629	493,502,427
Total Interactive Media & Services		1,242,134,997
IT Services — 0.5%
International Business Machines Corp.	254,009	75,240,006
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	45,651	6,211,732
Machinery — 4.1%
AGCO Corp.	98,887	10,315,892
Allison Transmission Holdings, Inc.	110,073	10,776,147
Caterpillar, Inc.	284,222	162,822,257
Cummins, Inc.	182,300	93,055,035
Donaldson Co., Inc.	157,213	13,938,504
Dover Corp.	180,454	35,231,839
Flowserve Corp.	177,168	12,291,916
Graco, Inc.	112,182	9,195,558
Illinois Tool Works, Inc.	393,612	96,946,636
ITT, Inc.	13,577	2,355,745
Lincoln Electric Holdings, Inc.	9,445	2,263,400
Mueller Industries, Inc.	145,025	16,648,870
Oshkosh Corp.	85,275	10,713,098
PACCAR, Inc.	689,419	75,498,275
Parker-Hannifin Corp.	91,405	80,341,339
Toro Co.	132,382	10,421,111
Xylem, Inc.	38,299	5,215,558
Total Machinery		648,031,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)
December 31, 2025

Investments	Shares	Value
Media — 0.1%
New York Times Co., Class A	29,132	$2,022,343
Nexstar Media Group, Inc.(a)	42,872	8,705,160
Total Media		10,727,503
Metals & Mining — 1.8%
Freeport-McMoRan, Inc.	1,218,705	61,898,027
Newmont Corp.	1,275,726	127,381,241
Nucor Corp.	300,181	48,962,523
Reliance, Inc.	69,156	19,977,094
Royal Gold, Inc.	14,338	3,187,194
Steel Dynamics, Inc.	194,061	32,883,636
Total Metals & Mining		294,289,715
Oil, Gas & Consumable Fuels — 6.8%
APA Corp.(a)	47,439	1,160,358
Chevron Corp.	2,733,057	416,545,217
ConocoPhillips	177,619	16,626,915
Coterra Energy, Inc.	114,626	3,016,956
Devon Energy Corp.	95,645	3,503,476
Diamondback Energy, Inc.	41,106	6,179,465
EOG Resources, Inc.	79,054	8,301,461
EQT Corp.	88,205	4,727,788
Expand Energy Corp.	33,021	3,644,198
Exxon Mobil Corp.	4,863,790	585,308,489
Marathon Petroleum Corp.	48,443	7,878,285
Ovintiv, Inc.	36,909	1,446,464
Permian Resources Corp.	102,575	1,439,127
Phillips 66	61,623	7,951,832
Range Resources Corp.	42,030	1,481,978
Targa Resources Corp.	34,090	6,289,605
Texas Pacific Land Corp.(a)	10,593	3,042,521
Valero Energy Corp.(a)	48,413	7,881,152
Total Oil, Gas & Consumable Fuels		1,086,425,287
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	93,699	7,567,131
Passenger Airlines — 0.5%
Delta Air Lines, Inc.(a)	835,300	57,969,820
Southwest Airlines Co.	693,417	28,658,925
Total Passenger Airlines		86,628,745
Pharmaceuticals — 4.8%
Eli Lilly & Co.	216,028	232,160,971
Johnson & Johnson	1,554,341	321,670,870
Merck & Co., Inc.	1,552,307	163,395,835
Zoetis, Inc.	382,320	48,103,502
Total Pharmaceuticals		765,331,178
Professional Services — 1.0%
Automatic Data Processing, Inc.	537,512	138,264,212
Booz Allen Hamilton Holding Corp.	169,348	14,286,197
Broadridge Financial Solutions, Inc.	18,463	4,120,388
Equifax, Inc.	19,660	4,265,827
Paycom Software, Inc.	6,743	1,074,564
Verisk Analytics, Inc.	22,343	4,997,906
Total Professional Services		167,009,094
Semiconductors & Semiconductor Equipment — 10.0%
Analog Devices, Inc.	421,268	114,247,882
Applied Materials, Inc.	401,496	103,180,457
Broadcom, Inc.	1,048,453	362,869,583
KLA Corp.	22,229	27,010,013
Lam Research Corp.	352,185	60,287,028
Monolithic Power Systems, Inc.	7,278	6,596,488
NVIDIA Corp.	4,877,797	909,709,141
Total Semiconductors & Semiconductor Equipment		1,583,900,592
Software — 9.5%
Gen Digital, Inc.	801,053	21,780,631
Intuit, Inc.	67,813	44,920,687
Microsoft Corp.	1,997,777	966,164,913
Oracle Corp.	1,917,917	373,821,203
Salesforce, Inc.	421,600	111,686,056
Total Software		1,518,373,490
Specialty Retail — 4.0%
Dick's Sporting Goods, Inc.(a)	80,314	15,899,763
Home Depot, Inc.	1,342,156	461,835,880
Ross Stores, Inc.	49,761	8,963,946
TJX Cos., Inc.	705,953	108,441,440
Tractor Supply Co.	188,983	9,451,040
Williams-Sonoma, Inc.	165,062	29,478,423
Total Specialty Retail		634,070,492
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	3,361,928	913,973,746
Textiles, Apparel & Luxury Goods — 0.0%
Ralph Lauren Corp.	6,656	2,353,628
Tapestry, Inc.	32,678	4,175,268
Total Textiles, Apparel & Luxury Goods		6,528,896
Trading Companies & Distributors — 0.8%
Fastenal Co.	312,052	12,522,647
Ferguson Enterprises, Inc.	200,482	44,633,308
United Rentals, Inc.	41,380	33,489,661
WESCO International, Inc.	63,861	15,622,955
WW Grainger, Inc.	13,843	13,968,279
Total Trading Companies & Distributors		120,236,850
Wireless Telecommunication Services — 1.9%
T-Mobile U.S., Inc.	1,485,353	301,586,073
TOTAL COMMON STOCKS (COST: $13,309,045,463)		15,906,475,857
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $5,277,216)	5,277,216	5,277,216
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $13,314,322,679)		15,911,753,073
Other Assets less Liabilities — 0.1%		8,350,977
NET ASSETS — 100.0%		$15,920,104,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Quality Dividend Growth Fund (DGRW)
December 31, 2025

(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $49,956,500 and the total market value of the collateral held by the Fund was $51,377,212, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$13,200,000	$13,200,000	$—	$—	$–	^	$5,613

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$15,906,475,857	$–	$–	$15,906,475,857
Mutual Fund	–	5,277,216	–	5,277,216
Total Investments in Securities	$15,906,475,857	$5,277,216	$–	$15,911,753,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Quality Growth Fund (QGRW)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.0%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc.*	15,071	$8,559,273
General Electric Co.	81,942	25,240,594
HEICO Corp.	24,863	8,045,418
TransDigm Group, Inc.	7,318	9,731,843
Total Aerospace & Defense		51,577,128
Automobiles — 3.0%
Tesla, Inc.*	141,817	63,777,941
Beverages — 0.5%
Monster Beverage Corp.*	130,223	9,984,197
Biotechnology — 0.4%
Alnylam Pharmaceuticals, Inc.*	19,612	7,798,712
Broadline Retail — 4.5%
Amazon.com, Inc.*	417,075	96,269,252
Building Products — 0.5%
Lennox International, Inc.	2,233	1,084,300
Trane Technologies PLC	26,550	10,333,260
Total Building Products		11,417,560
Capital Markets — 1.2%
Ares Management Corp., Class A	12,853	2,077,431
Blackstone, Inc.	81,174	12,512,160
LPL Financial Holdings, Inc.	5,004	1,787,279
MSCI, Inc.	14,533	8,338,018
Total Capital Markets		24,714,888
Commercial Services & Supplies — 0.6%
Cintas Corp.	52,928	9,954,169
Rollins, Inc.	30,564	1,834,451
Total Commercial Services & Supplies		11,788,620
Communications Equipment — 0.7%
Arista Networks, Inc.*	118,146	15,480,670
Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	7,819	7,297,395
EMCOR Group, Inc.	2,755	1,685,481
Quanta Services, Inc.	20,929	8,833,294
Total Construction & Engineering		17,816,170
Electrical Equipment — 1.3%
GE Vernova, Inc.	25,783	16,850,995
nVent Electric PLC	9,790	998,286
Vertiv Holdings Co., Class A	53,838	8,722,295
Total Electrical Equipment		26,571,576
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	112,475	15,199,872
Entertainment — 1.4%
Live Nation Entertainment, Inc.*(a)	14,592	2,079,360
Netflix, Inc.*	294,532	27,615,320
Total Entertainment		29,694,680
Financial Services — 4.1%
Block, Inc.*	120,362	7,834,363
Corpay, Inc.*	4,313	1,297,911
Mastercard, Inc., Class A	63,046	35,991,700
Toast, Inc., Class A*	30,933	1,098,431
Visa, Inc., Class A	116,834	40,974,852
Total Financial Services		87,197,257
Ground Transportation — 0.7%
Uber Technologies, Inc.*	187,149	15,291,945
Health Care Equipment & Supplies — 1.7%
Dexcom, Inc.*	24,214	1,607,083
IDEXX Laboratories, Inc.*	12,541	8,484,363
Insulet Corp.*	4,554	1,294,429
Intuitive Surgical, Inc.*	30,933	17,519,214
ResMed, Inc.	31,311	7,541,880
Total Health Care Equipment & Supplies		36,446,969
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A*	32,752	7,311,229
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class A*	71,701	9,731,260
Booking Holdings, Inc.	1,066	5,708,782
Chipotle Mexican Grill, Inc.*	105,452	3,901,724
DoorDash, Inc., Class A*	49,780	11,274,174
Hilton Worldwide Holdings, Inc.	33,049	9,493,325
Starbucks Corp.	133,950	11,279,929
Yum! Brands, Inc.	53,078	8,029,640
Total Hotels, Restaurants & Leisure		59,418,834
Household Durables — 0.1%
Somnigroup International, Inc.	12,418	1,108,679
Independent Power & Renewable Electricity Producers — 0.4%
Vistra Corp.	52,485	8,467,405
Interactive Media & Services — 16.0%
Alphabet, Inc., Class A	593,178	185,664,714
Meta Platforms, Inc., Class A	231,523	152,826,017
Pinterest, Inc., Class A*	35,003	906,228
Total Interactive Media & Services		339,396,959
IT Services — 1.0%
Cloudflare, Inc., Class A*	46,868	9,240,026
GoDaddy, Inc., Class A*	8,626	1,070,314
MongoDB, Inc.*	5,008	2,101,808
Snowflake, Inc.*	40,989	8,991,347
Total IT Services		21,403,495
Life Sciences Tools & Services — 0.0%
Medpace Holdings, Inc.*	1,707	958,737
Machinery — 1.0%
Caterpillar, Inc.	36,896	21,136,612
Media — 0.0%
Trade Desk, Inc., Class A*	27,475	1,042,951
Oil, Gas & Consumable Fuels — 0.4%
Targa Resources Corp.	44,021	8,121,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Quality Growth Fund (QGRW)
December 31, 2025

Investments	Shares	Value
Texas Pacific Land Corp.(a)	4,284	$1,230,450
Total Oil, Gas & Consumable Fuels		9,352,325
Pharmaceuticals — 3.1%
Eli Lilly & Co.	61,258	65,832,747
Professional Services — 0.1%
Verisk Analytics, Inc.	8,510	1,903,602
Semiconductors & Semiconductor Equipment — 23.7%
Advanced Micro Devices, Inc.*	119,098	25,506,028
Applied Materials, Inc.	67,114	17,247,627
Broadcom, Inc.	221,457	76,646,268
Credo Technology Group Holding Ltd.*	10,748	1,546,530
First Solar, Inc.*	6,684	1,746,061
KLA Corp.	12,682	15,409,645
Lam Research Corp.	110,761	18,960,068
Micron Technology, Inc.	124,796	35,618,026
Monolithic Power Systems, Inc.	8,822	7,995,908
NVIDIA Corp.	1,619,461	302,029,476
Total Semiconductors & Semiconductor Equipment		502,705,637
Software — 16.9%
Atlassian Corp., Class A*	10,096	1,636,965
Autodesk, Inc.*	30,712	9,091,059
Cadence Design Systems, Inc.*	34,060	10,646,475
Crowdstrike Holdings, Inc., Class A*	25,731	12,061,664
Datadog, Inc., Class A*	54,654	7,432,397
Fair Isaac Corp.*	4,588	7,756,565
Fortinet, Inc.*	112,477	8,931,799
HubSpot, Inc.*	3,226	1,294,594
Intuit, Inc.	11,375	7,535,027
Microsoft Corp.	349,383	168,968,606
Oracle Corp.	266,026	51,851,128
Palantir Technologies, Inc., Class A*	164,057	29,161,132
Palo Alto Networks, Inc.*	69,181	12,743,140
ServiceNow, Inc.*	93,860	14,378,413
Workday, Inc., Class A*	38,868	8,348,069
Zscaler, Inc.*	32,048	7,208,236
Total Software		359,045,269
Specialty Retail — 1.7%
AutoZone, Inc.*	2,396	8,126,034
Carvana Co.*(a)	22,613	9,543,138
O'Reilly Automotive, Inc.*	104,900	9,567,929
TJX Cos., Inc.	47,633	7,316,905
Ulta Beauty, Inc.*	2,758	1,668,618
Total Specialty Retail		36,222,624
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	527,094	143,295,775
Pure Storage, Inc., Class A*	20,334	1,362,581
Super Micro Computer, Inc.*	7,101	207,846
Total Technology Hardware, Storage & Peripherals		144,866,202
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.*	7,516	1,561,900
Trading Companies & Distributors — 0.1%
FTAI Aviation Ltd.	6,373	$1,254,525
Total United States		2,104,017,169
Brazil — 0.5%
Broadline Retail — 0.5%
MercadoLibre, Inc.*	5,680	11,440,997
South Korea — 0.3%
Broadline Retail — 0.3%
Coupang, Inc.*	301,942	7,122,812
Thailand — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Fabrinet*	2,193	998,429
TOTAL COMMON STOCKS (COST: $1,820,206,298)		2,123,579,407
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $1,291,775)	1,291,775	1,291,775
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,821,498,073)		2,124,871,182
Other Liabilities less Assets — 0.0%		(386,818)
NET ASSETS — 100.0%		$2,124,484,364

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,542,616 and the total market value of the collateral held by the Fund was $13,019,272, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Quality Growth Fund (QGRW)
December 31, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,123,579,407	$–	$–	$2,123,579,407
Mutual Fund	–	1,291,775	–	1,291,775
Total Investments in Securities	$2,123,579,407	$1,291,775	$–	$2,124,871,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. SmallCap Dividend Fund (DES)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.7%
United States — 98.6%
Aerospace & Defense — 0.6%
Cadre Holdings, Inc.(a)	61,580	$2,514,927
National Presto Industries, Inc.	23,097	2,465,836
Park Aerospace Corp.	103,065	2,199,407
VSE Corp.	20,572	3,554,224
Total Aerospace & Defense		10,734,394
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A	94,374	4,021,276
Automobile Components — 2.0%
Dana, Inc.	227,222	5,398,795
LCI Industries(a)	113,136	13,727,922
Patrick Industries, Inc.	53,929	5,847,521
Phinia, Inc.	79,909	5,009,495
Standard Motor Products, Inc.	88,162	3,248,770
Visteon Corp.	35,835	3,407,909
Total Automobile Components		36,640,412
Automobiles — 0.3%
Harley-Davidson, Inc.	308,914	6,329,648
Banks — 17.6%
1st Source Corp.	33,810	2,112,787
ACNB Corp.	4,890	236,432
Amalgamated Financial Corp.	29,761	953,245
Amerant Bancorp, Inc.	13,132	256,205
Arrow Financial Corp.	17,870	561,118
Associated Banc-Corp.	382,024	9,840,938
Banc of California, Inc.	165,578	3,194,000
BancFirst Corp.	34,958	3,706,247
Bank First Corp.	8,836	1,076,402
Bank of Hawaii Corp.	99,312	6,789,961
Bank of Marin Bancorp	18,330	476,763
Bank7 Corp.	12,086	495,284
BankUnited, Inc.	123,394	5,499,671
Banner Corp.	57,792	3,621,247
Bar Harbor Bankshares	16,615	515,896
Burke & Herbert Financial Services Corp.	34,486	2,148,823
Business First Bancshares, Inc.	21,438	560,389
Byline Bancorp, Inc.	42,547	1,240,245
Camden National Corp.	23,265	1,009,236
Capital Bancorp, Inc.	13,754	387,450
Capital City Bank Group, Inc.	23,221	988,518
Capitol Federal Financial, Inc.	342,153	2,330,062
Cathay General Bancorp	116,761	5,650,065
Central Pacific Financial Corp.	41,335	1,287,999
ChoiceOne Financial Services, Inc.	12,218	360,675
Citizens & Northern Corp.(a)	21,392	431,477
City Holding Co.	24,876	2,965,219
Civista Bancshares, Inc.	13,011	289,104
CNB Financial Corp.	28,895	756,182
Community Financial System, Inc.	96,281	5,530,381
Community Trust Bancorp, Inc.	35,109	1,983,658
Community West Bancshares	16,953	381,442
ConnectOne Bancorp, Inc.	62,458	1,637,649
CVB Financial Corp.	334,500	6,221,700
Dime Community Bancshares, Inc.	66,513	2,001,376
Eastern Bankshares, Inc.	401,726	7,403,810
Enterprise Financial Services Corp.	37,945	2,049,030
Equity Bancshares, Inc., Class A	17,990	803,254
Esquire Financial Holdings, Inc.	5,109	521,476
Farmers National Banc Corp.	55,695	741,857
FB Financial Corp.	44,559	2,486,392
Fidelity D&D Bancorp, Inc.	4,084	177,777
Financial Institutions, Inc.	33,687	1,050,024
First Bancorp, Inc.	8,412	222,413
First Bancorp/Southern Pines NC	39,776	2,020,223
First Bank	30,277	498,359
First Busey Corp.	211,828	5,039,388
First Business Financial Services, Inc.	8,357	453,785
First Commonwealth Financial Corp.	179,116	3,019,896
First Financial Bancorp	223,741	5,598,000
First Financial Bankshares, Inc.	203,744	6,085,833
First Financial Corp.	23,409	1,414,372
First Hawaiian, Inc.	297,142	7,517,693
First Interstate BancSystem, Inc., Class A	373,432	12,920,747
First Merchants Corp.	128,510	4,816,555
First Mid Bancshares, Inc.	29,830	1,163,370
Five Star Bancorp	25,364	907,524
Flushing Financial Corp.	64,784	982,773
FS Bancorp, Inc.	11,173	459,992
Fulton Financial Corp.	423,181	8,180,089
German American Bancorp, Inc.	49,283	1,930,908
Great Southern Bancorp, Inc.	11,613	714,896
Greene County Bancorp, Inc.	7,856	174,639
Hanmi Financial Corp.	49,621	1,341,256
HBT Financial, Inc.	54,395	1,406,111
Heritage Commerce Corp.	125,460	1,506,775
Heritage Financial Corp.	55,866	1,321,231
Hilltop Holdings, Inc.	65,947	2,238,241
Hingham Institution For Savings The	1,578	448,089
Home Bancorp, Inc.	3,505	202,589
HomeTrust Bancshares, Inc.	8,644	371,173
Horizon Bancorp, Inc.	83,989	1,424,453
Independent Bank Corp.	116,021	7,527,106
International Bancshares Corp.	79,105	5,255,736
Investar Holding Corp.	8,174	218,409
Kearny Financial Corp.	115,049	852,513
Lakeland Financial Corp.	41,706	2,379,744
Mechanics Bancorp, Class A(a)	776,958	11,366,896
Mercantile Bank Corp.	22,185	1,067,099
Metrocity Bankshares, Inc.	39,776	1,055,655
Metropolitan Bank Holding Corp.	7,712	588,888
Mid Penn Bancorp, Inc.	19,769	613,234
Middlefield Banc Corp.	9,231	318,839
Midland States Bancorp, Inc.	54,077	1,144,810
MidWestOne Financial Group, Inc.	26,212	1,009,162
MVB Financial Corp.	9,837	254,090
National Bank Holdings Corp., Class A	58,666	2,229,895
NB Bancorp, Inc.	33,257	659,154
NBT Bancorp, Inc.	102,989	4,276,103
Nicolet Bankshares, Inc.	12,164	1,475,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
December 31, 2025

Investments	Shares	Value
Northeast Bank	6,602	$686,146
Northeast Community Bancorp, Inc.	16,903	382,177
Northfield Bancorp, Inc.	60,288	689,092
Northpointe Bancshares, Inc.	28,305	474,958
Northrim BanCorp, Inc.	29,314	780,046
Northwest Bancshares, Inc.	566,096	6,793,152
Norwood Financial Corp.	7,222	202,577
OceanFirst Financial Corp.	117,681	2,112,374
Old Second Bancorp, Inc.	42,850	835,575
OP Bancorp	14,568	205,700
Orange County Bancorp, Inc.	12,538	357,960
Origin Bancorp, Inc.	26,545	998,357
Orrstown Financial Services, Inc.	29,479	1,044,146
Park National Corp.	23,313	3,547,772
Pathward Financial, Inc.	21,249	1,508,679
Peoples Bancorp, Inc.	103,669	3,113,180
Peoples Financial Services Corp.	13,502	657,682
Plumas Bancorp	6,326	282,709
Preferred Bank	31,171	2,943,478
Primis Financial Corp.	56,419	784,788
Princeton Bancorp, Inc.	7,213	250,219
Provident Financial Services, Inc.	593,618	11,723,956
QCR Holdings, Inc.	15,365	1,279,905
RBB Bancorp	13,781	284,440
Red River Bancshares, Inc.	5,824	416,008
Renasant Corp.	133,864	4,714,690
Republic Bancorp, Inc., Class A	25,454	1,756,071
S&T Bancorp, Inc.	69,681	2,741,947
Seacoast Banking Corp. of Florida	112,561	3,536,667
ServisFirst Bancshares, Inc.	55,150	3,959,219
Shore Bancshares, Inc.	49,824	880,888
Sierra Bancorp	26,854	877,589
SmartFinancial, Inc.	19,155	708,543
South Plains Financial, Inc.	14,346	556,625
Southern Missouri Bancorp, Inc.	11,427	675,564
Southside Bancshares, Inc.	54,748	1,663,792
Stellar Bancorp, Inc.	46,303	1,432,615
Stock Yards Bancorp, Inc.	30,356	1,971,622
Tompkins Financial Corp.	21,056	1,526,981
Towne Bank	144,974	4,837,782
TriCo Bancshares(a)	47,720	2,260,496
TrustCo Bank Corp.	30,244	1,249,985
Trustmark Corp.	115,722	4,507,372
United Community Banks, Inc.	233,921	7,303,014
Unity Bancorp, Inc.	9,264	479,134
Univest Financial Corp.	34,401	1,126,289
USCB Financial Holdings, Inc.	10,008	184,347
WaFd, Inc.	150,007	4,804,724
Washington Trust Bancorp, Inc.	69,539	2,054,877
WesBanco, Inc.	263,853	8,770,474
West BanCorp, Inc.	28,503	632,482
Westamerica BanCorp	36,171	1,730,059
WSFS Financial Corp.	46,912	2,591,419
Total Banks		321,296,008
Broadline Retail — 0.4%
Kohl's Corp.	319,217	6,515,219
Building Products — 0.7%
AZZ, Inc.	37,872	4,059,121
Griffon Corp.	77,805	5,730,338
Insteel Industries, Inc.	95,133	3,012,862
Total Building Products		12,802,321
Capital Markets — 2.5%
Acadian Asset Management, Inc.	30,946	1,454,462
BGC Group, Inc., Class A	306,380	2,735,973
Cohen & Steers, Inc.	123,601	7,759,671
DigitalBridge Group, Inc.	154,473	2,369,616
Federated Hermes, Inc.	191,390	9,965,677
GCM Grosvenor, Inc., Class A	88,754	1,004,695
Oppenheimer Holdings, Inc., Class A	9,941	718,635
Perella Weinberg Partners	51,705	894,497
PJT Partners, Inc., Class A	19,347	3,234,818
Victory Capital Holdings, Inc., Class A(a)	130,946	8,261,383
Virtu Financial, Inc., Class A	130,556	4,350,126
Virtus Investment Partners, Inc.	22,000	3,589,300
Total Capital Markets		46,338,853
Chemicals — 3.9%
Avient Corp.	279,071	8,718,178
Cabot Corp.	127,087	8,423,326
Chemours Co.	405,416	4,779,855
Hawkins, Inc.	19,801	2,812,930
HB Fuller Co.	76,066	4,522,884
Koppers Holdings, Inc.	70,657	1,913,392
Kronos Worldwide, Inc.	602,773	2,664,257
Mativ Holdings, Inc.	290,325	3,527,449
Minerals Technologies, Inc.	46,218	2,816,987
Olin Corp.	369,957	7,706,204
Quaker Chemical Corp.	29,047	3,988,444
Scotts Miracle-Gro Co.	213,026	12,430,067
Sensient Technologies Corp.	68,233	6,410,490
Valhi, Inc.	42,702	514,559
Total Chemicals		71,229,022
Commercial Services & Supplies — 1.8%
ACCO Brands Corp.	291,927	1,088,888
Brady Corp., Class A	60,531	4,743,814
Deluxe Corp.	229,137	5,116,629
Ennis, Inc.	145,692	2,623,913
HNI Corp.	138,550	5,824,642
Interface, Inc.	73,468	2,051,227
Pitney Bowes, Inc.	590,643	6,243,096
Quad/Graphics, Inc.	156,670	982,321
UniFirst Corp.	17,223	3,322,317
Virco Mfg. Corp.	55,499	354,639
Total Commercial Services & Supplies		32,351,486
Construction & Engineering — 0.4%
Tutor Perini Corp.	44,805	3,002,831
WillScot Holdings Corp.	239,614	4,511,932
Total Construction & Engineering		7,514,763
Construction Materials — 0.2%
U.S. Lime & Minerals, Inc.	24,095	2,885,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
December 31, 2025

Investments	Shares	Value
Consumer Finance — 0.3%
Bread Financial Holdings, Inc.	48,840	$3,615,625
PROG Holdings, Inc.	22,368	659,632
Regional Management Corp.	13,958	540,873
Total Consumer Finance		4,816,130
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	65,211	3,467,269
Ingles Markets, Inc., Class A	29,449	2,018,729
Natural Grocers by Vitamin Cottage, Inc.	92,017	2,305,026
PriceSmart, Inc.	34,344	4,212,979
Village Super Market, Inc., Class A	54,808	1,939,929
Weis Markets, Inc.	57,347	3,675,369
Total Consumer Staples Distribution & Retail		17,619,301
Containers & Packaging — 2.0%
Greif, Inc., Class A	84,266	5,704,808
Myers Industries, Inc.	188,800	3,534,336
Silgan Holdings, Inc.	190,885	7,706,028
Sonoco Products Co.	382,427	16,689,114
TriMas Corp.	68,354	2,423,149
Total Containers & Packaging		36,057,435
Distributors — 0.3%
Gold.com, Inc.(a)	93,441	3,181,666
Weyco Group, Inc.	45,341	1,386,981
Total Distributors		4,568,647
Diversified Consumer Services — 0.9%
Carriage Services, Inc.	49,388	2,089,113
Matthews International Corp., Class A	149,341	3,900,787
Perdoceo Education Corp.	147,392	4,323,007
Strategic Education, Inc.	70,061	5,618,892
Total Diversified Consumer Services		15,931,799
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	66,157	1,365,480
Alpine Income Property Trust, Inc.	16,449	275,027
American Assets Trust, Inc.	71,548	1,354,404
Broadstone Net Lease, Inc.	447,971	7,781,256
CTO Realty Growth, Inc.	30,363	558,983
Total Diversified REITs		11,335,150
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	77,858	1,775,163
IDT Corp., Class B	39,220	2,008,456
Iridium Communications, Inc.	343,919	5,977,312
Total Diversified Telecommunication Services		9,760,931
Electric Utilities — 0.8%
Genie Energy Ltd., Class B	128,487	1,770,551
MGE Energy, Inc.	75,024	5,883,382
Otter Tail Corp.	91,823	7,420,217
Total Electric Utilities		15,074,150
Electrical Equipment — 0.8%
Allient, Inc.	34,768	1,868,780
Atkore, Inc.	69,512	4,396,634
Espey Mfg. & Electronics Corp.	11,603	546,849
LSI Industries, Inc.	107,430	1,968,118
Powell Industries, Inc.	10,246	3,266,220
Preformed Line Products Co.	8,872	1,833,931
Total Electrical Equipment		13,880,532
Electronic Equipment, Instruments & Components — 2.0%
Avnet, Inc.	188,888	9,081,735
Bel Fuse, Inc., Class B	11,902	2,018,936
Belden, Inc.	30,977	3,610,369
Benchmark Electronics, Inc.	69,263	2,961,686
Climb Global Solutions, Inc.	16,691	1,715,668
Crane NXT Co.	75,057	3,532,933
CTS Corp.	44,979	1,928,250
ePlus, Inc.	39,156	3,433,981
Methode Electronics, Inc.	149,797	994,652
Napco Security Technologies, Inc.	89,005	3,711,509
PC Connection, Inc.	44,114	2,548,025
Richardson Electronics Ltd.	52,073	566,554
Total Electronic Equipment, Instruments & Components		36,104,298
Energy Equipment & Services — 3.8%
Archrock, Inc.	468,330	12,185,947
Cactus, Inc., Class A	92,213	4,212,290
Core Laboratories, Inc.	104,612	1,676,930
Energy Services of America Corp.	64,955	530,682
Flowco Holdings, Inc., Class A	119,295	2,235,588
Helmerich & Payne, Inc.	276,595	7,932,745
Kodiak Gas Services, Inc.	341,176	12,759,982
Liberty Energy, Inc.	288,248	5,321,058
Natural Gas Services Group, Inc.	60,277	2,028,321
Patterson-UTI Energy, Inc.	1,611,077	9,843,681
Ranger Energy Services, Inc., Class A	111,174	1,554,213
RPC, Inc.	681,207	3,705,766
Select Water Solutions, Inc.	327,193	3,442,070
Solaris Energy Infrastructure, Inc.(a)	59,589	2,739,306
Total Energy Equipment & Services		70,168,579
Entertainment — 0.4%
Cinemark Holdings, Inc.	193,515	4,497,289
CuriosityStream, Inc.	303,425	1,153,015
Marcus Corp.	132,238	2,051,011
Total Entertainment		7,701,315
Financial Services — 2.3%
Alerus Financial Corp.	30,690	691,139
Cass Information Systems, Inc.	15,746	653,774
Federal Agricultural Mortgage Corp., Class C	15,920	2,795,074
HA Sustainable Infrastructure Capital, Inc.	393,146	12,356,579
Merchants Bancorp	36,191	1,232,665
NewtekOne, Inc.	17,072	193,767
TFS Financial Corp.	1,447,076	19,361,877
UWM Holdings Corp.	936,768	4,103,044
Waterstone Financial, Inc.	14,796	244,874
Total Financial Services		41,632,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
December 31, 2025

Investments	Shares	Value
Food Products — 1.7%
Alico, Inc.	39,264	$1,428,424
Calavo Growers, Inc.	97,398	2,118,407
Cal-Maine Foods, Inc.(a)	237,983	18,936,307
John B Sanfilippo & Son, Inc.	32,008	2,259,765
Seaboard Corp.	805	3,578,080
Tootsie Roll Industries, Inc.	69,712	2,553,551
Total Food Products		30,874,534
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	44,857	5,596,359
MDU Resources Group, Inc.	462,040	9,019,021
Northwest Natural Holding Co.	206,556	9,654,428
RGC Resources, Inc.	47,700	1,016,010
Total Gas Utilities		25,285,818
Ground Transportation — 0.6%
ArcBest Corp.	35,833	2,658,450
Covenant Logistics Group, Inc.	93,589	2,062,702
Schneider National, Inc., Class B	159,609	4,234,427
Universal Logistics Holdings, Inc.	118,106	1,794,030
Total Ground Transportation		10,749,609
Health Care Equipment & Supplies — 0.7%
Acme United Corp.	19,857	800,436
CONMED Corp.	66,508	2,700,225
Embecta Corp.	311,251	3,697,662
iRadimed Corp.	27,600	2,684,928
LeMaitre Vascular, Inc.	32,883	2,666,811
Utah Medical Products, Inc.	6,273	351,037
Total Health Care Equipment & Supplies		12,901,099
Health Care Providers & Services — 1.0%
Concentra Group Holdings Parent, Inc.	193,879	3,815,539
National HealthCare Corp.	40,938	5,612,190
National Research Corp.	125,046	2,347,113
Select Medical Holdings Corp.	235,007	3,489,854
U.S. Physical Therapy, Inc.	46,552	3,635,246
Total Health Care Providers & Services		18,899,942
Health Care REITs — 1.2%
Diversified Healthcare Trust	213,121	1,033,637
LTC Properties, Inc.	43,800	1,505,844
Medical Properties Trust, Inc.(a)	1,342,570	6,712,850
National Health Investors, Inc.	132,733	10,136,819
Sila Realty Trust, Inc.	48,106	1,121,351
Universal Health Realty Income Trust	14,260	559,135
Total Health Care REITs		21,069,636
Health Care Technology — 0.1%
HealthStream, Inc.	75,903	1,751,082
Hotel & Resort REITs — 0.3%
Chatham Lodging Trust	74,125	504,791
DiamondRock Hospitality Co.	176,971	1,585,660
Pebblebrook Hotel Trust	106,124	1,201,324
Summit Hotel Properties, Inc.	59,214	288,372
Sunstone Hotel Investors, Inc.	173,022	1,546,817
Xenia Hotels & Resorts, Inc.	75,057	1,061,306
Total Hotel & Resort REITs		6,188,270
Hotels, Restaurants & Leisure — 3.2%
Cheesecake Factory, Inc.(a)	111,040	5,605,299
Choice Hotels International, Inc.	57,475	5,475,068
Dine Brands Global, Inc.(a)	52,016	1,671,794
Monarch Casino & Resort, Inc.	40,085	3,836,134
Nathan's Famous, Inc.	19,729	1,846,043
Papa John's International, Inc.(a)	130,742	5,032,260
RCI Hospitality Holdings, Inc.	42,840	1,021,306
Red Rock Resorts, Inc., Class A(a)	134,516	8,333,266
Travel & Leisure Co.	237,684	16,763,853
Wendy's Co.(a)	984,550	8,201,301
Total Hotels, Restaurants & Leisure		57,786,324
Household Durables — 1.3%
Bassett Furniture Industries, Inc.	44,169	740,272
Century Communities, Inc.	62,467	3,707,416
Cricut, Inc., Class A	273,580	1,354,221
Ethan Allen Interiors, Inc.	137,318	3,136,343
Flexsteel Industries, Inc.	24,720	976,193
Hamilton Beach Brands Holding Co., Class A	52,634	865,829
Hooker Furnishings Corp.	31,113	351,266
KB Home	92,739	5,231,407
La-Z-Boy, Inc.	109,721	4,089,302
Leggett & Platt, Inc.	314,544	3,459,984
Total Household Durables		23,912,233
Household Products — 1.0%
Energizer Holdings, Inc.	349,111	6,943,818
Oil-Dri Corp. of America	43,049	2,106,818
Spectrum Brands Holdings, Inc.	82,796	4,891,587
WD-40 Co.	25,641	5,048,713
Total Household Products		18,990,936
Industrial REITs — 1.3%
Americold Realty Trust, Inc.	962,297	12,375,139
Industrial Logistics Properties Trust	50,724	281,011
LXP Industrial Trust	202,064	10,018,333
One Liberty Properties, Inc.	31,014	629,274
Plymouth Industrial REIT, Inc.	38,945	852,117
Total Industrial REITs		24,155,874
Insurance — 1.8%
CNO Financial Group, Inc.	94,875	4,029,341
Crawford & Co., Class A	19,066	214,493
Donegal Group, Inc., Class A	63,719	1,273,106
F&G Annuities & Life, Inc.	244,920	7,555,782
HCI Group, Inc.	10,314	1,977,091
Horace Mann Educators Corp.	66,121	3,053,468
Investors Title Co.	4,216	1,052,482
James River Group Holdings, Inc.	39,390	250,520
Kemper Corp.	115,087	4,665,627
Safety Insurance Group, Inc.	35,574	2,771,570
Stewart Information Services Corp.	39,819	2,797,683
Tiptree, Inc.	28,795	526,085
United Fire Group, Inc.	23,949	870,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
December 31, 2025

Investments	Shares	Value
Universal Insurance Holdings, Inc.	38,554	$1,303,125
Total Insurance		32,340,919
Interactive Media & Services — 0.2%
Shutterstock, Inc.	189,634	3,622,009
IT Services — 0.1%
CSP, Inc.	41,943	524,288
Information Services Group, Inc.	244,530	1,413,383
Total IT Services		1,937,671
Leisure Products — 1.6%
Brunswick Corp.	134,138	9,958,405
Clarus Corp.	161,243	540,164
Escalade, Inc.	63,060	850,679
Johnson Outdoors, Inc., Class A	39,620	1,681,869
Marine Products Corp.	107,472	941,455
Polaris, Inc.(a)	176,152	11,141,614
Smith & Wesson Brands, Inc.	226,699	2,237,519
Sturm Ruger & Co., Inc.	71,046	2,319,652
Total Leisure Products		29,671,357
Life Sciences Tools & Services — 0.1%
Mesa Laboratories, Inc.	24,486	1,922,151
Machinery — 4.1%
Astec Industries, Inc.	54,858	2,376,449
Atmus Filtration Technologies, Inc.	66,798	3,467,484
Columbus McKinnon Corp.	125,833	2,170,619
Douglas Dynamics, Inc.	96,974	3,166,201
Eastern Co.	33,260	654,889
Enerpac Tool Group Corp.	50,236	1,921,025
Franklin Electric Co., Inc.	50,500	4,824,265
Gorman-Rupp Co.	81,514	3,892,293
Greenbrier Cos., Inc.	94,065	4,396,598
Helios Technologies, Inc.	44,547	2,382,819
Hurco Cos., Inc.*	22,767	351,750
Kadant, Inc.	9,730	2,773,245
Kennametal, Inc.	206,658	5,871,154
Lindsay Corp.	23,013	2,712,542
Miller Industries, Inc.	55,189	2,062,413
Mueller Water Products, Inc., Class A	190,947	4,548,358
Omega Flex, Inc.	25,411	748,100
Park-Ohio Holdings Corp.	73,881	1,547,068
Standex International Corp.	11,517	2,502,414
Tennant Co.	44,645	3,290,336
Terex Corp.	93,121	4,970,799
Trinity Industries, Inc.	305,665	8,081,783
Twin Disc, Inc.	71,272	1,188,817
Wabash National Corp.	201,752	1,745,155
Worthington Enterprises, Inc.	76,322	3,935,926
Total Machinery		75,582,502
Marine Transportation — 0.3%
Matson, Inc.	40,762	5,036,145
Media — 1.4%
Emerald Holding, Inc.(a)	284,370	1,271,134
Entravision Communications Corp., Class A	393,597	1,153,239
Gray Media, Inc.	474,386	2,296,029
John Wiley & Sons, Inc., Class A	153,959	4,715,764
National CineMedia, Inc.	489,037	1,902,354
Scholastic Corp.	97,203	2,880,125
Sinclair, Inc.	248,630	3,804,039
TEGNA, Inc.	361,581	7,018,287
Total Media		25,040,971
Metals & Mining — 1.4%
Friedman Industries, Inc.	34,870	714,486
Kaiser Aluminum Corp.	64,252	7,379,985
Materion Corp.	19,710	2,450,347
Mesabi Trust(a)	65,593	2,526,642
Olympic Steel, Inc.	51,468	2,202,059
Ryerson Holding Corp.	137,649	3,463,249
Warrior Met Coal, Inc.	41,842	3,689,209
Worthington Steel, Inc.	103,250	3,574,515
Total Metals & Mining		26,000,492
Multi-Utilities — 1.6%
Avista Corp.	319,051	12,296,225
Northwestern Energy Group, Inc.	271,640	17,531,646
Total Multi-Utilities		29,827,871
Office REITs — 1.8%
COPT Defense Properties	227,189	6,315,854
Cousins Properties, Inc.	291,793	7,522,424
Empire State Realty Trust, Inc., Class A	163,398	1,065,355
Highwoods Properties, Inc.	278,456	7,189,734
JBG SMITH Properties	57,080	970,931
Peakstone Realty Trust	38,117	546,979
Postal Realty Trust, Inc., Class A	20,416	329,514
SL Green Realty Corp.	171,790	7,880,007
Total Office REITs		31,820,798
Oil, Gas & Consumable Fuels — 5.5%
California Resources Corp.	251,530	11,245,906
Civitas Resources, Inc.	465,564	12,612,129
Crescent Energy Co., Class A(a)	1,016,731	8,530,373
Delek US Holdings, Inc.	151,401	4,490,554
Diversified Energy Co.	400,050	5,792,724
Excelerate Energy, Inc., Class A	82,748	2,321,081
FutureFuel Corp.	107,966	344,412
Granite Ridge Resources, Inc.(a)	665,964	3,130,031
HighPeak Energy, Inc.(a)	487,573	2,311,096
Magnolia Oil & Gas Corp., Class A	387,199	8,475,786
NACCO Industries, Inc., Class A	31,004	1,520,436
Northern Oil & Gas, Inc.	480,419	10,314,596
PBF Energy, Inc., Class A	303,221	8,223,354
Peabody Energy Corp.	137,689	4,089,363
Riley Exploration Permian, Inc.(a)	118,846	3,137,534
SandRidge Energy, Inc.	190,099	2,743,129
Sunococorp LLC*	164,255	8,094,486
VAALCO Energy, Inc.	485,460	1,767,074
W&T Offshore, Inc.	664,179	1,082,612
Total Oil, Gas & Consumable Fuels		100,226,676
Paper & Forest Products — 0.4%
Sylvamo Corp.	135,705	6,534,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
December 31, 2025

Investments	Shares	Value
Personal Care Products — 0.6%
Inter Parfums, Inc.	103,773	$8,803,063
Nu Skin Enterprises, Inc., Class A	246,693	2,373,187
Total Personal Care Products		11,176,250
Pharmaceuticals — 0.3%
Organon & Co.	388,838	2,787,968
Phibro Animal Health Corp., Class A	63,374	2,367,653
Total Pharmaceuticals		5,155,621
Professional Services — 2.6%
Barrett Business Services, Inc.	60,097	2,176,112
Concentrix Corp.	208,542	8,671,176
CRA International, Inc.	13,660	2,741,494
Exponent, Inc.	77,717	5,398,223
ICF International, Inc.	27,735	2,365,795
Kelly Services, Inc., Class A	160,140	1,409,232
Kforce, Inc.	92,868	2,871,479
Korn Ferry	127,504	8,417,814
Resources Connection, Inc.	79,299	399,667
Science Applications International Corp.	70,775	7,124,212
TriNet Group, Inc.	90,852	5,372,079
Total Professional Services		46,947,283
Real Estate Management & Development — 0.4%
eXp World Holdings, Inc.(a)	133,327	1,206,609
Kennedy-Wilson Holdings, Inc.	107,776	1,042,194
Marcus & Millichap, Inc.	23,974	654,251
Newmark Group, Inc., Class A	126,548	2,194,342
St. Joe Co.	47,415	2,815,029
Total Real Estate Management & Development		7,912,425
Residential REITs — 0.4%
BRT Apartments Corp.	25,719	378,069
Centerspace	14,996	1,000,533
Independence Realty Trust, Inc.	211,428	3,695,762
UMH Properties, Inc.	80,988	1,288,519
Veris Residential, Inc.	91,691	1,364,362
Total Residential REITs		7,727,245
Retail REITs — 1.4%
Acadia Realty Trust	118,592	2,435,880
Alexander's, Inc.	3,701	806,596
CBL & Associates Properties, Inc.	30,376	1,123,912
Curbline Properties Corp.	84,033	1,950,406
FrontView REIT, Inc.	16,232	239,584
Getty Realty Corp.	56,214	1,538,577
InvenTrust Properties Corp.	48,872	1,378,679
Macerich Co.	262,438	4,844,606
NETSTREIT Corp.(a)	72,249	1,274,472
Phillips Edison & Co., Inc.	108,996	3,876,988
Saul Centers, Inc.	19,706	621,330
Tanger, Inc.	103,484	3,453,261
Urban Edge Properties	103,958	1,994,954
Whitestone REIT	55,892	776,340
Total Retail REITs		26,315,585
Semiconductors & Semiconductor Equipment — 0.3%
NVE Corp.	24,006	1,424,276
Power Integrations, Inc.	131,679	4,679,872
Total Semiconductors & Semiconductor Equipment		6,104,148
Software — 0.9%
A10 Networks, Inc.(a)	154,638	2,735,546
Adeia, Inc.	245,822	4,240,430
Clear Secure, Inc., Class A	189,679	6,653,939
OneSpan, Inc.	199,067	2,556,020
ReposiTrak, Inc.	84,131	1,040,701
Total Software		17,226,636
Specialized REITs — 2.7%
EPR Properties	381,175	19,020,632
Farmland Partners, Inc.	24,111	233,636
Four Corners Property Trust, Inc.	137,741	3,176,307
National Storage Affiliates Trust	140,422	3,961,305
Outfront Media, Inc.	563,326	13,576,157
PotlatchDeltic Corp.	57,898	2,303,182
Rayonier, Inc.	226,689	4,907,817
Safehold, Inc.	56,643	775,443
Smartstop Self Storage REIT, Inc.	23,877	738,754
Total Specialized REITs		48,693,233
Specialty Retail — 3.8%
Academy Sports & Outdoors, Inc.	78,920	3,942,843
Advance Auto Parts, Inc.	107,017	4,205,768
American Eagle Outfitters, Inc.	304,327	8,025,103
Arko Corp.	503,147	2,284,287
Bath & Body Works, Inc.	675,224	13,558,498
Buckle, Inc.	262,388	14,016,767
Build-A-Bear Workshop, Inc.(a)	41,824	2,562,557
Designer Brands, Inc., Class A(a)	172,346	1,280,531
Haverty Furniture Cos., Inc.	71,579	1,672,086
J Jill, Inc.	51,588	707,787
Monro, Inc.(a)	152,629	3,058,685
Sonic Automotive, Inc., Class A	61,427	3,799,874
Upbound Group, Inc.	289,774	5,088,431
Winmark Corp.	11,273	4,564,889
Total Specialty Retail		68,768,106
Technology Hardware, Storage & Peripherals — 0.1%
Immersion Corp.	179,668	1,221,742
Textiles, Apparel & Luxury Goods — 1.8%
Carter's, Inc.	108,477	3,517,909
Columbia Sportswear Co.	114,461	6,305,656
Kontoor Brands, Inc.	123,243	7,528,915
Lakeland Industries, Inc.(a)	51,653	456,612
Movado Group, Inc.	72,292	1,490,661
PVH Corp.	40,676	2,726,106
Rocky Brands, Inc.	40,190	1,178,773
Steven Madden Ltd.	129,970	5,411,951
Superior Group of Cos., Inc.	65,182	630,962
Wolverine World Wide, Inc.	217,200	3,942,180
Total Textiles, Apparel & Luxury Goods		33,189,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Dividend Fund (DES)
December 31, 2025

Investments	Shares	Value
Tobacco — 0.5%
Turning Point Brands, Inc.	20,949	$2,270,871
Universal Corp.	131,165	6,918,954
Total Tobacco		9,189,825
Trading Companies & Distributors — 1.2%
Global Industrial Co.	148,645	4,343,407
Karat Packaging, Inc.	107,947	2,436,364
McGrath RentCorp	46,538	4,883,232
Rush Enterprises, Inc., Class B	34,463	1,938,888
Rush Enterprises, Inc., Class A	97,124	5,238,869
Willis Lease Finance Corp.	18,193	2,467,698
Total Trading Companies & Distributors		21,308,458
Water Utilities — 1.1%
American States Water Co.	87,453	6,338,593
Artesian Resources Corp., Class A	43,759	1,383,222
California Water Service Group	133,969	5,804,877
Middlesex Water Co.	65,796	3,317,434
York Water Co.	72,863	2,319,958
Total Water Utilities		19,164,084
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	111,223	1,467,031
Total United States		1,797,006,109
Puerto Rico — 0.9%
Banks — 0.8%
First BanCorp	531,001	11,007,651
OFG Bancorp	76,591	3,138,699
Total Banks		14,146,350
Financial Services — 0.1%
EVERTEC, Inc.	45,522	1,324,235
Total Puerto Rico		15,470,585
Singapore — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
Kulicke & Soffa Industries, Inc.	95,035	4,329,794
TOTAL COMMON STOCKS (COST: $1,725,138,770)		1,816,806,488
EXCHANGE-TRADED FUND — 0.1%
United States — 0.1%
WisdomTree U.S. MidCap Dividend Fund(a)(b)
(Cost: $1,649,491)	31,793	1,640,519
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $1,971,526)	1,971,526	1,971,526
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.0%
United States — 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)	6,042,778	6,042,778
WisdomTree Treasury Money Market Digital Fund, 3.44%(b)(c)	13,300,000	13,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $19,342,778)		19,342,778
TOTAL INVESTMENTS IN SECURITIES — 100.9% (Cost: $1,748,102,565)		1,839,761,311
Other Liabilities less Assets — (0.9)%		(16,889,943)
NET ASSETS — 100.0%		$1,822,871,368

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $64,363,405 and the total market value of the collateral held by the Fund was $66,948,426. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $47,605,648.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. SmallCap Dividend Fund (DES)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$105,100,000	$91,800,000	$—	$—	$13,300,000	$—	$227,611
WisdomTree U.S. MidCap Dividend Fund	$3,317,939	$8,523,707	$10,048,398	$(217,035)	$64,306	$1,640,519	$52,203	$—
Total	$3,317,939	$113,623,707	$101,848,398	$(217,035)	$64,306	$14,940,519	$52,203	$227,611

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,816,806,488	$–	$–	$1,816,806,488
Exchange-Traded Fund	1,640,519	–	–	1,640,519
Mutual Fund	–	1,971,526	–	1,971,526
Investment of Cash Collateral for Securities Loaned	–	19,342,778	–	19,342,778
Total Investments in Securities	$1,818,447,007	$21,314,304	$–	$1,839,761,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.5%
United States — 96.6%
Aerospace & Defense — 0.7%
AAR Corp.*	13,676	$1,132,236
AerSale Corp.*	29,036	206,446
Byrna Technologies, Inc.*(a)	11,104	186,436
Cadre Holdings, Inc.(a)	9,601	392,105
Ducommun, Inc.*	4,820	458,527
Innovative Solutions & Support, Inc.*	17,247	326,658
National Presto Industries, Inc.	3,929	419,460
Park Aerospace Corp.	6,433	137,280
V2X, Inc.*	21,396	1,167,152
Total Aerospace & Defense		4,426,300
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A	22,535	960,216
Radiant Logistics, Inc.*	29,197	184,817
Total Air Freight & Logistics		1,145,033
Automobile Components — 1.6%
Adient PLC*	62,734	1,202,611
American Axle & Manufacturing Holdings, Inc.*(a)	63,112	404,548
Dana, Inc.	32,960	783,130
Gentherm, Inc.*	14,551	529,220
Holley, Inc.*	67,488	278,725
LCI Industries	11,284	1,369,201
Motorcar Parts of America, Inc.*	16,428	202,721
Phinia, Inc.	25,127	1,575,212
Standard Motor Products, Inc.	18,698	689,021
Strattec Security Corp.*	3,724	283,545
Visteon Corp.	22,599	2,149,165
XPEL, Inc.*(a)	8,805	439,457
Total Automobile Components		9,906,556
Automobiles — 0.5%
Harley-Davidson, Inc.	146,830	3,008,547
Banks — 12.0%
1st Source Corp.	14,105	881,421
ACNB Corp.	3,835	185,422
Amalgamated Financial Corp.	20,316	650,721
Amerant Bancorp, Inc.	16,688	325,583
Arrow Financial Corp.	5,047	158,476
Banc of California, Inc.	54,962	1,060,217
Bancorp, Inc.*	21,493	1,451,207
Bank First Corp.	2,872	349,867
Bank of Hawaii Corp.	15,092	1,031,840
Bank of Marin Bancorp	1,825	47,468
Bank7 Corp.	3,894	159,576
BankUnited, Inc.	38,594	1,720,135
Bankwell Financial Group, Inc.	658	30,150
Banner Corp.	17,556	1,100,059
Bar Harbor Bankshares	7,198	223,498
BayCom Corp.	4,208	123,715
Blue Ridge Bankshares, Inc.	10,184	43,486
Bridgewater Bancshares, Inc.*	9,175	160,838
Burke & Herbert Financial Services Corp.	9,492	591,447
Business First Bancshares, Inc.	14,704	384,363
BV Financial, Inc.*	1,707	30,965
Byline Bancorp, Inc.	26,617	775,886
C&F Financial Corp.	457	33,174
California BanCorp	12,387	231,265
Camden National Corp.	7,364	319,450
Capital Bancorp, Inc.	8,371	235,811
Capital City Bank Group, Inc.	7,783	331,322
Capitol Federal Financial, Inc.	39,198	266,938
Carter Bankshares, Inc.*	5,983	117,626
Cathay General Bancorp	38,168	1,846,950
Central Pacific Financial Corp.	12,071	376,132
CF Bankshares, Inc.	1,318	32,884
Chemung Financial Corp.	1,538	85,820
ChoiceOne Financial Services, Inc.	3,652	107,807
Citizens & Northern Corp.	4,805	96,917
Citizens Financial Services, Inc.	1,826	104,119
City Holding Co.	6,272	747,622
Civista Bancshares, Inc.	6,532	145,141
CNB Financial Corp.	10,499	274,759
Coastal Financial Corp.*	3,007	344,572
Colony Bankcorp, Inc.	6,004	106,991
Columbia Financial, Inc.*(a)	16,821	261,398
Community Financial System, Inc.	21,803	1,252,364
Community Trust Bancorp, Inc.	9,697	547,881
Community West Bancshares	4,122	92,745
ConnectOne Bancorp, Inc.	11,384	298,489
Customers Bancorp, Inc.*	14,470	1,058,046
CVB Financial Corp.	62,023	1,153,628
Dime Community Bancshares, Inc.	17,231	518,481
Eagle Bancorp Montana, Inc.	1,823	36,278
Eagle Financial Services, Inc.	825	32,831
Enterprise Financial Services Corp.	21,753	1,174,662
Equity Bancshares, Inc., Class A	3,936	175,742
Esquire Financial Holdings, Inc.	2,344	239,252
Farmers & Merchants Bancorp, Inc.	4,292	106,098
Farmers National Banc Corp.	16,607	221,205
FB Bancorp, Inc.*	2,432	31,251
FB Financial Corp.	19,560	1,091,448
Fidelity D&D Bancorp, Inc.	1,179	51,322
Financial Institutions, Inc.	10,026	312,510
First Bancorp, Inc.	1,198	31,675
First Bancorp/Southern Pines NC	11,064	561,941
First Bank	12,191	200,664
First Busey Corp.	23,438	557,590
First Business Financial Services, Inc.	4,067	220,838
First Commonwealth Financial Corp.	52,413	883,683
First Community Corp.	2,159	64,014
First Financial Bancorp	62,586	1,565,902
First Financial Corp.	6,641	401,249
First Hawaiian, Inc.	68,121	1,723,461
First Interstate BancSystem, Inc., Class A	46,618	1,612,983
First Merchants Corp.	37,425	1,402,689
First Mid Bancshares, Inc.	12,088	471,432
First National Corp.	1,273	32,131
First Savings Financial Group, Inc.	989	31,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
First United Corp.	1,557	$58,294
First Western Financial, Inc.*	1,303	34,933
Firstsun Capital Bancorp*(a)	14,503	545,820
Five Star Bancorp	8,059	288,351
Flushing Financial Corp.	5,653	85,756
Franklin Financial Services Corp.	581	29,166
FS Bancorp, Inc.	3,581	147,430
Fulton Financial Corp.	122,196	2,362,049
GBank Financial Holdings, Inc.*	2,038	69,068
German American Bancorp, Inc.	13,591	532,495
Great Southern Bancorp, Inc.	5,629	346,521
Hanmi Financial Corp.	12,823	346,606
HBT Financial, Inc.	18,517	478,664
Heritage Commerce Corp.	16,602	199,390
Heritage Financial Corp.	9,696	229,310
Hilltop Holdings, Inc.	26,385	895,507
Hingham Institution For Savings The	465	132,041
Home Bancorp, Inc.	3,742	216,288
HomeTrust Bancshares, Inc.	8,456	363,101
Independent Bank Corp.	10,419	338,930
Investar Holding Corp.	2,810	75,083
John Marshall Bancorp, Inc.	1,567	31,324
Kearny Financial Corp.	9,638	71,418
Lakeland Financial Corp.	7,970	454,768
MainStreet Bancshares, Inc.	1,564	31,843
Mercantile Bank Corp.	10,433	501,827
Meridian Corp.	1,903	33,455
Metrocity Bankshares, Inc.	12,454	330,529
Metropolitan Bank Holding Corp.	4,103	313,305
Mid Penn Bancorp, Inc.	8,448	262,057
MidWestOne Financial Group, Inc.	6,004	231,154
MVB Financial Corp.	3,649	94,254
National Bank Holdings Corp., Class A	18,381	698,662
NB Bancorp, Inc.	10,642	210,924
NBT Bancorp, Inc.	23,512	976,218
Nicolet Bankshares, Inc.	6,667	808,707
Northeast Bank	4,788	497,617
Northeast Community Bancorp, Inc.	9,204	208,102
Northfield Bancorp, Inc.	8,050	92,012
Northpointe Bancshares, Inc.	12,147	203,827
Northrim BanCorp, Inc.	8,659	230,416
Northwest Bancshares, Inc.	67,788	813,456
Norwood Financial Corp.	1,089	30,546
OceanFirst Financial Corp.	22,002	394,936
Old Second Bancorp, Inc.	19,144	373,308
OP Bancorp	2,297	32,434
Orange County Bancorp, Inc.	4,542	129,674
Origin Bancorp, Inc.	7,493	281,812
Orrstown Financial Services, Inc.	8,986	318,284
Park National Corp.	6,574	1,000,431
Parke Bancorp, Inc.	1,314	32,903
Pathward Financial, Inc.	13,986	993,006
PCB Bancorp	1,437	31,111
Peoples Bancorp, Inc.	20,711	621,951
Peoples Financial Services Corp.	4,337	211,255
Plumas Bancorp	717	32,043
Ponce Financial Group, Inc.*	4,688	76,649
Preferred Bank	8,700	821,541
Princeton Bancorp, Inc.	927	32,158
Provident Financial Services, Inc.	87,204	1,722,279
QCR Holdings, Inc.	8,932	744,036
RBB Bancorp	4,361	90,011
Red River Bancshares, Inc.	2,442	174,432
Renasant Corp.	24,368	858,241
Republic Bancorp, Inc., Class A	10,622	732,812
S&T Bancorp, Inc.	20,646	812,420
SB Financial Group, Inc.	1,445	32,180
Seacoast Banking Corp. of Florida	29,948	940,966
Shore Bancshares, Inc.	12,794	226,198
Sierra Bancorp	5,601	183,041
SmartFinancial, Inc.	5,759	213,025
South Plains Financial, Inc.	7,992	310,090
Southern First Bancshares, Inc.*	1,931	99,485
Southern Missouri Bancorp, Inc.	4,791	283,244
Southside Bancshares, Inc.	13,983	424,943
SR Bancorp, Inc.	1,977	31,118
Stellar Bancorp, Inc.	21,490	664,901
Stock Yards Bancorp, Inc.	11,066	718,737
Third Coast Bancshares, Inc.*	7,202	273,748
Timberland Bancorp, Inc.	905	32,399
Tompkins Financial Corp.	5,707	413,872
Towne Bank	37,910	1,265,057
TriCo Bancshares	13,753	651,480
TrustCo Bank Corp.	6,456	266,826
Trustmark Corp.	35,209	1,371,391
Unity Bancorp, Inc.	3,828	197,984
Univest Financial Corp.	15,019	491,722
USCB Financial Holdings, Inc.	1,758	32,382
WaFd, Inc.	40,418	1,294,589
WesBanco, Inc.	51,172	1,700,957
West BanCorp, Inc.	4,574	101,497
Westamerica BanCorp	13,296	635,948
Western New England Bancorp, Inc.	2,453	30,957
WSFS Financial Corp.	32,617	1,801,763
Total Banks		75,818,484
Beverages — 0.4%
Boston Beer Co., Inc., Class A*	4,391	856,816
National Beverage Corp.*	39,415	1,256,944
Vita Coco Co., Inc.*	10,885	577,014
Total Beverages		2,690,774
Biotechnology — 2.5%
Abeona Therapeutics, Inc.*(a)	99,473	524,223
Apellis Pharmaceuticals, Inc.*	23,308	585,497
Arcus Biosciences, Inc.*	22,364	532,934
Black Diamond Therapeutics, Inc.*	88,999	216,268
CareDx, Inc.*	30,604	576,579
Cartesian Therapeutics, Inc.*^	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	70,481	1,645,027
CytomX Therapeutics, Inc.*	67,289	286,651
Emergent BioSolutions, Inc.*(a)	74,348	918,941
Gyre Therapeutics, Inc.*	18,242	128,788
Ironwood Pharmaceuticals, Inc.*	85,866	289,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Keros Therapeutics, Inc.*	29,709	$604,875
Kiniksa Pharmaceuticals International PLC*	9,653	398,186
MannKind Corp.*	58,797	333,379
MiMedx Group, Inc.*	53,582	362,750
Monte Rosa Therapeutics, Inc.*(a)	13,077	205,047
Myriad Genetics, Inc.*	20,717	127,410
Novavax, Inc.*(a)	270,355	1,816,786
Organogenesis Holdings, Inc.*	107,133	554,949
Protalix BioTherapeutics, Inc.*	74,906	134,831
Puma Biotechnology, Inc.*	67,545	401,893
Rigel Pharmaceuticals, Inc.*	18,469	791,027
Sarepta Therapeutics, Inc.*(a)	161,545	3,476,448
Seres Therapeutics, Inc.*	7,355	109,442
Stoke Therapeutics, Inc.*(a)	12,107	384,276
Vericel Corp.*	9,852	354,771
XOMA Royalty Corp.*	7,190	191,182
Total Biotechnology		15,995,113
Broadline Retail — 0.3%
Kohl's Corp.	54,875	1,119,999
Savers Value Village, Inc.*(a)	65,640	613,077
Total Broadline Retail		1,733,076
Building Products — 0.8%
AZZ, Inc.	12,212	1,308,882
Griffon Corp.	25,868	1,905,178
Insteel Industries, Inc.	11,924	377,633
Janus International Group, Inc.*	95,108	622,007
Masterbrand, Inc.*(a)	96,254	1,062,644
Total Building Products		5,276,344
Capital Markets — 1.9%
Acadian Asset Management, Inc.	17,890	840,830
BGC Group, Inc., Class A	416,119	3,715,943
Cohen & Steers, Inc.	15,199	954,193
Diamond Hill Investment Group, Inc.	1,402	237,639
DigitalBridge Group, Inc.	31,660	485,664
Donnelley Financial Solutions, Inc.*	12,857	600,293
GCM Grosvenor, Inc., Class A	81,931	927,459
Oppenheimer Holdings, Inc., Class A	5,740	414,945
Perella Weinberg Partners	15,131	261,766
Silvercrest Asset Management Group, Inc., Class A	3,032	46,056
Virtu Financial, Inc., Class A	80,552	2,683,993
Virtus Investment Partners, Inc.	6,841	1,116,109
Total Capital Markets		12,284,890
Chemicals — 2.6%
Avient Corp.	59,173	1,848,564
Cabot Corp.	44,060	2,920,297
Chemours Co.	89,440	1,054,498
Core Molding Technologies, Inc.*	6,909	138,525
Ecovyst, Inc.*	60,460	588,276
Flotek Industries, Inc.*(a)	18,111	312,052
Hawkins, Inc.	4,909	697,373
HB Fuller Co.	26,819	1,594,658
Ingevity Corp.*	25,694	1,520,571
Intrepid Potash, Inc.*	6,548	181,576
Koppers Holdings, Inc.	23,322	631,560
Mativ Holdings, Inc.	28,146	341,974
Minerals Technologies, Inc.	23,071	1,406,177
Olin Corp.	30,006	625,025
Quaker Chemical Corp.	6,758	927,941
Scotts Miracle-Gro Co.	28,741	1,677,037
Total Chemicals		16,466,104
Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	143,075	533,670
ACV Auctions, Inc., Class A*	39,320	315,346
CoreCivic, Inc.*	45,067	861,230
Deluxe Corp.	57,649	1,287,302
Ennis, Inc.	22,090	397,841
GEO Group, Inc.*	47,461	765,071
Healthcare Services Group, Inc.*	27,929	534,002
HNI Corp.	29,932	1,258,341
Interface, Inc.	29,572	825,650
Liquidity Services, Inc.*	12,632	382,876
OPENLANE, Inc.*	37,896	1,128,543
Pitney Bowes, Inc.(a)	163,611	1,729,368
Quad/Graphics, Inc.	56,032	351,321
UniFirst Corp.	6,380	1,230,702
Vestis Corp.(a)	41,931	279,680
Virco Mfg. Corp.	21,576	137,871
Total Commercial Services & Supplies		12,018,814
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.*	18,010	156,507
Aviat Networks, Inc.*	17,867	381,996
BK Technologies Corp.*	2,902	216,460
Digi International, Inc.*	15,461	669,307
Extreme Networks, Inc.*	54,174	901,997
Harmonic, Inc.*	72,628	718,291
Lantronix, Inc.*	22,973	134,622
NETGEAR, Inc.*	5,539	135,872
NetScout Systems, Inc.*	49,520	1,340,011
Ribbon Communications, Inc.*	126,587	364,571
Total Communications Equipment		5,019,634
Construction & Engineering — 0.6%
Ameresco, Inc., Class A*	17,186	503,378
Bowman Consulting Group Ltd.*	8,862	292,623
Centuri Holdings, Inc.*	16,519	417,105
Concrete Pumping Holdings, Inc.	22,319	149,760
Great Lakes Dredge & Dock Corp.*	49,281	646,567
Limbach Holdings, Inc.*	6,172	480,490
MYR Group, Inc.*	3,463	756,666
NWPX Infrastructure, Inc.*	5,813	363,254
Orion Group Holdings, Inc.*	17,725	176,187
Total Construction & Engineering		3,786,030
Construction Materials — 0.2%
Smith-Midland Corp.*	5,132	186,497
U.S. Lime & Minerals, Inc.	8,485	1,015,994
Total Construction Materials		1,202,491
Consumer Finance — 2.3%
Atlanticus Holdings Corp.*(a)	10,529	704,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Bread Financial Holdings, Inc.	46,966	$3,476,893
Dave, Inc.*	4,268	944,978
DeFi Development Corp.*	5,703	28,800
Enova International, Inc.*	15,817	2,486,432
EZCORP, Inc., Class A*(a)	34,615	672,223
Green Dot Corp., Class A*	43,832	561,488
LendingClub Corp.*	29,530	559,298
LendingTree, Inc.*	2,431	129,062
Nelnet, Inc., Class A	20,912	2,780,460
NerdWallet, Inc., Class A*	22,480	304,604
Oportun Financial Corp.*	63,212	334,391
OppFi, Inc.	29,785	311,551
PROG Holdings, Inc.	29,428	867,832
Regional Management Corp.	4,203	162,866
World Acceptance Corp.*	1,623	227,853
Total Consumer Finance		14,553,648
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc.	11,893	632,351
Chefs' Warehouse, Inc.*(a)	10,894	679,023
Ingles Markets, Inc., Class A	8,729	598,373
Natural Grocers by Vitamin Cottage, Inc.	16,865	422,468
United Natural Foods, Inc.*	12,754	429,427
Village Super Market, Inc., Class A	13,390	473,939
Weis Markets, Inc.	11,113	712,232
Total Consumer Staples Distribution & Retail		3,947,813
Containers & Packaging — 0.6%
Greif, Inc., Class A	17,672	1,196,394
Myers Industries, Inc.	19,329	361,839
O-I Glass, Inc.*	112,631	1,662,434
TriMas Corp.	20,565	729,029
Total Containers & Packaging		3,949,696
Distributors — 0.2%
GigaCloud Technology, Inc., Class A*	25,499	1,001,601
Gold.com, Inc.	6,371	216,933
Weyco Group, Inc.	8,302	253,958
Total Distributors		1,472,492
Diversified Consumer Services — 2.2%
Adtalem Global Education, Inc.*	20,809	2,153,107
American Public Education, Inc.*	9,057	342,355
Carriage Services, Inc.	11,074	468,430
Chegg, Inc.*	115,357	107,282
Coursera, Inc.*	67,647	497,882
Driven Brands Holdings, Inc.*(a)	103,332	1,531,380
European Wax Center, Inc., Class A*	66,712	240,163
Lincoln Educational Services Corp.*	10,968	264,877
Matthews International Corp., Class A	14,295	373,385
Mister Car Wash, Inc.*(a)	201,670	1,121,285
Perdoceo Education Corp.	41,560	1,218,955
Strategic Education, Inc.	13,136	1,053,507
Stride, Inc.*	37,779	2,452,991
Udemy, Inc.*	120,036	702,211
Universal Technical Institute, Inc.*	21,204	554,061
WW International, Inc.*	16,397	479,038
Total Diversified Consumer Services		13,560,909
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	40,652	839,057
American Assets Trust, Inc.	32,928	623,327
Broadstone Net Lease, Inc.	44,011	764,471
Gladstone Commercial Corp.	17,979	191,836
Total Diversified REITs		2,418,691
Diversified Telecommunication Services — 0.9%
Anterix, Inc.*	31,941	697,272
Bandwidth, Inc., Class A*(a)	26,714	412,731
IDT Corp., Class B	13,140	672,900
Iridium Communications, Inc.	56,621	984,073
Uniti Group, Inc.*	368,490	2,583,115
Total Diversified Telecommunication Services		5,350,091
Electric Utilities — 0.7%
Hawaiian Electric Industries, Inc.*(a)	96,080	1,181,784
MGE Energy, Inc.	12,952	1,015,696
Otter Tail Corp.	24,676	1,994,067
Total Electric Utilities		4,191,547
Electrical Equipment — 1.1%
Allient, Inc.	6,243	335,561
American Superconductor Corp.*	9,688	278,821
Array Technologies, Inc.*	124,171	1,144,857
Atkore, Inc.	22,904	1,448,678
LSI Industries, Inc.	17,726	324,740
Power Solutions International, Inc.*(a)	15,874	907,040
Preformed Line Products Co.	1,580	326,602
Shoals Technologies Group, Inc., Class A*	61,421	522,079
Thermon Group Holdings, Inc.*	15,649	581,517
Vicor Corp.*	7,127	781,119
Total Electrical Equipment		6,651,014
Electronic Equipment, Instruments & Components — 1.6%
Arlo Technologies, Inc.*	36,188	506,270
Bel Fuse, Inc., Class B	4,327	733,989
Benchmark Electronics, Inc.	14,240	608,902
Climb Global Solutions, Inc.	2,507	257,695
Crane NXT Co.	29,580	1,392,331
CTS Corp.	12,388	531,074
Daktronics, Inc.*	18,983	375,294
ePlus, Inc.	11,529	1,011,093
Frequency Electronics, Inc.*	8,166	439,657
IPG Photonics Corp.*	7,387	528,909
Kimball Electronics, Inc.*	11,729	326,301
Knowles Corp.*	32,304	692,275
M-Tron Industries, Inc.*	2,493	132,677
Napco Security Technologies, Inc.	10,103	421,295
PC Connection, Inc.	11,634	671,980
Richardson Electronics Ltd.	7,511	81,720
Rogers Corp.*	3,605	330,110
ScanSource, Inc.*	16,691	651,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Vishay Precision Group, Inc.*	4,333	$166,820
Total Electronic Equipment, Instruments & Components		9,860,342
Energy Equipment & Services — 2.0%
Bristow Group, Inc.*	24,932	913,010
Cactus, Inc., Class A	31,954	1,459,659
Core Laboratories, Inc.	21,029	337,095
DMC Global, Inc.*	19,965	133,566
Energy Services of America Corp.	12,136	99,151
Expro Group Holdings NV*	37,801	504,643
Flowco Holdings, Inc., Class A	41,521	778,103
Helix Energy Solutions Group, Inc.*	53,771	337,144
Helmerich & Payne, Inc.	24,583	705,040
Innovex International, Inc.*	30,846	674,602
Kodiak Gas Services, Inc.	17,124	640,438
Liberty Energy, Inc.	30,233	558,101
Nabors Industries Ltd.*	21,182	1,150,183
Natural Gas Services Group, Inc.	7,711	259,475
Oceaneering International, Inc.*	53,400	1,283,202
Oil States International, Inc.*	32,809	222,117
Ranger Energy Services, Inc., Class A	13,565	189,639
RPC, Inc.	92,370	502,493
Select Water Solutions, Inc.	22,961	241,550
Solaris Energy Infrastructure, Inc.(a)	7,652	351,762
TETRA Technologies, Inc.*	40,994	384,114
Tidewater, Inc.*	19,304	975,045
Total Energy Equipment & Services		12,700,132
Entertainment — 0.4%
Cinemark Holdings, Inc.	52,235	1,213,941
IMAX Corp.*(a)	15,554	574,876
Madison Square Garden Entertainment Corp.*	8,051	433,868
Marcus Corp.	9,798	151,967
Reservoir Media, Inc.*(a)	21,866	165,526
Total Entertainment		2,540,178
Financial Services — 2.9%
Acacia Research Corp.*	29,553	110,528
Alerus Financial Corp.	11,770	265,060
Cass Information Systems, Inc.	2,674	111,024
Euronet Worldwide, Inc.*	36,959	2,812,950
Federal Agricultural Mortgage Corp., Class C	6,340	1,113,114
Finance Of America Cos., Inc., Class A*(a)	7,024	170,051
Merchants Bancorp	36,108	1,229,838
NCR Atleos Corp.*	48,652	1,854,128
NewtekOne, Inc.	20,879	236,977
NMI Holdings, Inc.*	66,001	2,692,181
Onity Group, Inc.*	2,207	101,059
Paymentus Holdings, Inc., Class A*	11,898	375,858
Payoneer Global, Inc.*	68,012	382,227
Paysign, Inc.*	11,820	60,873
Priority Technology Holdings, Inc.*	30,771	167,702
Remitly Global, Inc.*	80,208	1,106,870
Sezzle, Inc.*(a)	9,685	614,755
UWM Holdings Corp.	144,086	631,097
Velocity Financial, Inc.*(a)	26,630	552,839
Waterstone Financial, Inc.	4,942	81,790
Western Union Co.	414,952	3,863,203
Total Financial Services		18,534,124
Food Products — 1.1%
B&G Foods, Inc.	86,432	371,658
Calavo Growers, Inc.	13,236	287,883
Fresh Del Monte Produce, Inc.	27,805	990,692
Freshpet, Inc.*	15,589	949,838
John B Sanfilippo & Son, Inc.	7,484	528,370
Lifeway Foods, Inc.*	6,724	162,923
Mama's Creations, Inc.*	11,595	156,417
Mission Produce, Inc.*	38,437	445,869
Seneca Foods Corp., Class A*	4,375	484,006
Simply Good Foods Co.*	76,475	1,535,618
Tootsie Roll Industries, Inc.	17,896	655,530
Vital Farms, Inc.*(a)	16,809	536,879
Total Food Products		7,105,683
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	7,680	958,157
Northwest Natural Holding Co.	18,687	873,430
Total Gas Utilities		1,831,587
Ground Transportation — 0.4%
ArcBest Corp.	11,832	877,816
Covenant Logistics Group, Inc.	19,656	433,218
Proficient Auto Logistics, Inc.*	10,740	103,534
RXO, Inc.*	27,127	342,885
Schneider National, Inc., Class B	37,419	992,726
Total Ground Transportation		2,750,179
Health Care Equipment & Supplies — 2.2%
Acme United Corp.	3,747	151,042
Avanos Medical, Inc.*	41,037	460,846
Axogen, Inc.*	8,895	291,133
Bioventus, Inc., Class A*(a)	48,367	359,850
CONMED Corp.	24,229	983,697
Delcath Systems, Inc.*	11,072	111,827
Electromed, Inc.*	5,579	162,461
Embecta Corp.	100,284	1,191,374
Envista Holdings Corp.*	65,808	1,428,692
Integer Holdings Corp.*	22,679	1,778,714
Integra LifeSciences Holdings Corp.*	102,519	1,273,286
iRadimed Corp.	3,262	317,327
LeMaitre Vascular, Inc.	5,472	443,779
LivaNova PLC*	24,701	1,519,853
Omnicell, Inc.*	16,787	760,451
QuidelOrtho Corp.*(a)	42,387	1,210,573
Tactile Systems Technology, Inc.*	8,621	250,009
UFP Technologies, Inc.*(a)	2,749	610,360
Utah Medical Products, Inc.	3,229	180,695
Varex Imaging Corp.*	31,683	369,107
Total Health Care Equipment & Supplies		13,855,076
Health Care Providers & Services — 2.3%
AdaptHealth Corp.*	103,721	1,033,061
Addus HomeCare Corp.*	6,897	740,669
Ardent Health, Inc.*	169,789	1,499,237
Aveanna Healthcare Holdings, Inc.*	89,536	731,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Community Health Systems, Inc.*	212,909	$664,276
Concentra Group Holdings Parent, Inc.	59,540	1,171,747
Cross Country Healthcare, Inc.*	10,810	87,561
Enhabit, Inc.*	25,443	234,585
Fulgent Genetics, Inc.*	6,217	163,321
Guardian Pharmacy Services, Inc., Class A*	16,203	487,548
InfuSystem Holdings, Inc.*	15,341	137,609
National HealthCare Corp.	5,557	761,809
National Research Corp.	11,787	221,242
NeoGenomics, Inc.*	21,345	251,017
Nutex Health, Inc.*(a)	6,911	1,137,689
Pediatrix Medical Group, Inc.*	56,278	1,203,786
Pennant Group, Inc.*	12,620	355,253
Privia Health Group, Inc.*	22,506	533,617
Progyny, Inc.*	20,218	519,198
Select Medical Holdings Corp.	74,836	1,111,315
Surgery Partners, Inc.*	45,912	709,340
Talkspace, Inc.*	44,983	163,288
U.S. Physical Therapy, Inc.	4,407	344,143
Total Health Care Providers & Services		14,262,820
Health Care REITs — 0.1%
LTC Properties, Inc.	10,539	362,331
Sila Realty Trust, Inc.	14,410	335,897
Universal Health Realty Income Trust	4,942	193,776
Total Health Care REITs		892,004
Health Care Technology — 0.5%
Certara, Inc.*	67,460	594,323
Definitive Healthcare Corp.*	115,339	331,023
GoodRx Holdings, Inc., Class A*	176,687	478,822
Health Catalyst, Inc.*	61,788	147,673
HealthStream, Inc.	9,800	226,086
OptimizeRx Corp.*	13,783	168,980
Phreesia, Inc.*	30,163	510,358
Simulations Plus, Inc.*(a)	11,367	207,220
TruBridge, Inc.*	11,293	249,236
Total Health Care Technology		2,913,721
Hotel & Resort REITs — 0.2%
Chatham Lodging Trust	17,108	116,506
DiamondRock Hospitality Co.	50,842	455,544
Sunstone Hotel Investors, Inc.	36,639	327,553
Xenia Hotels & Resorts, Inc.	34,782	491,817
Total Hotel & Resort REITs		1,391,420
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.*	64,253	733,127
Biglari Holdings, Inc., Class A*	71	123,544
BJ's Restaurants, Inc.*	11,225	442,265
Cheesecake Factory, Inc.(a)	28,727	1,450,139
Dine Brands Global, Inc.	14,709	472,747
El Pollo Loco Holdings, Inc.*	24,904	260,496
First Watch Restaurant Group, Inc.*	11,818	178,215
Inspired Entertainment, Inc.*	40,286	377,077
Jack in the Box, Inc.	29,818	565,051
Monarch Casino & Resort, Inc.	8,216	786,271
Nathan's Famous, Inc.	2,620	245,153
Papa John's International, Inc.	11,051	425,353
Pursuit Attractions and Hospitality, Inc.*	46,214	1,556,488
RCI Hospitality Holdings, Inc.	8,634	205,835
Rush Street Interactive, Inc.*	34,300	666,449
United Parks & Resorts, Inc.*(a)	37,282	1,353,337
Wendy's Co.(a)	169,962	1,415,783
Xponential Fitness, Inc., Class A*	22,014	181,175
Total Hotels, Restaurants & Leisure		11,438,505
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	8,472	141,991
Century Communities, Inc.	25,470	1,511,645
Cricut, Inc., Class A	81,686	404,346
Ethan Allen Interiors, Inc.	18,347	419,045
Flexsteel Industries, Inc.	6,502	256,764
Green Brick Partners, Inc.*	36,822	2,307,267
Hovnanian Enterprises, Inc., Class A*	7,932	773,687
La-Z-Boy, Inc.	22,307	831,382
Leggett & Platt, Inc.	96,602	1,062,622
Lovesac Co.*(a)	13,420	197,945
Smith Douglas Homes Corp.*(a)	7,881	132,164
Sonos, Inc.*	31,450	552,262
Tri Pointe Homes, Inc.*	65,602	2,064,495
Total Household Durables		10,655,615
Household Products — 0.9%
Central Garden & Pet Co., Class A*	41,938	1,224,170
Energizer Holdings, Inc.	99,370	1,976,469
Oil-Dri Corp. of America	9,844	481,766
Spectrum Brands Holdings, Inc.	18,209	1,075,788
WD-40 Co.	3,310	651,739
Total Household Products		5,409,932
Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class C	58,909	1,959,313
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.	18,180	861,005
LXP Industrial Trust	17,915	888,226
One Liberty Properties, Inc.	15,643	317,397
Plymouth Industrial REIT, Inc.	48,364	1,058,204
Total Industrial REITs		3,124,832
Insurance — 2.5%
Abacus Global Management, Inc.	52,470	448,619
American Coastal Insurance Corp.	35,398	447,077
American Integrity Insurance Group, Inc.*	19,342	402,894
Bowhead Specialty Holdings, Inc.*	8,639	246,557
Citizens, Inc.*(a)	8,217	39,688
Crawford & Co., Class A	18,228	205,065
Donegal Group, Inc., Class A	19,609	391,788
eHealth, Inc.*	7,641	35,149
Genworth Financial, Inc.*	101,141	913,303
Goosehead Insurance, Inc., Class A	4,873	358,896
Hagerty, Inc., Class A*	33,315	447,754
HCI Group, Inc.	7,025	1,346,622
Heritage Insurance Holdings, Inc.*	31,098	909,927
Hippo Holdings, Inc.*	15,973	480,468
Horace Mann Educators Corp.	29,169	1,347,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Investors Title Co.	359	$89,621
Kemper Corp.	53,898	2,185,025
Kingstone Cos., Inc.	3,851	64,812
MBIA, Inc.*	8,608	61,633
Palomar Holdings, Inc.*	10,161	1,369,296
Root, Inc., Class A*	3,382	244,282
Safety Insurance Group, Inc.	5,142	400,613
Skyward Specialty Insurance Group, Inc.*	19,841	1,014,074
Stewart Information Services Corp.	9,089	638,593
Tiptree, Inc.	8,421	153,852
Trupanion, Inc.*	7,487	279,789
TWFG, Inc.*	2,408	69,278
United Fire Group, Inc.	17,301	628,891
Universal Insurance Holdings, Inc.	21,737	734,711
Total Insurance		15,955,301
Interactive Media & Services — 2.0%
Angi, Inc.*	28,118	363,566
Cargurus, Inc.*	45,018	1,726,440
Cars.com, Inc.*(a)	70,975	865,895
EverQuote, Inc., Class A*	19,971	539,217
fuboTV, Inc., Class A*	331,255	834,763
QuinStreet, Inc.*	29,657	426,171
Shutterstock, Inc.	24,269	463,538
TripAdvisor, Inc.*	98,427	1,433,097
Yelp, Inc.*	37,720	1,146,311
Ziff Davis, Inc.*(a)	58,617	2,060,388
ZoomInfo Technologies, Inc.*	244,544	2,487,012
Total Interactive Media & Services		12,346,398
IT Services — 0.8%
Commerce.com, Inc., Series 1*	57,019	234,918
DXC Technology Co.*	269,644	3,950,285
Grid Dynamics Holdings, Inc.*	36,284	327,645
Information Services Group, Inc.	25,085	144,991
TSS, Inc.*(a)	13,559	95,862
Total IT Services		4,753,701
Leisure Products — 0.4%
Malibu Boats, Inc., Class A*	11,660	328,928
MasterCraft Boat Holdings, Inc.*	11,911	225,237
Smith & Wesson Brands, Inc.	16,972	167,514
Sturm Ruger & Co., Inc.	8,932	291,630
YETI Holdings, Inc.*(a)	36,987	1,633,716
Total Leisure Products		2,647,025
Life Sciences Tools & Services — 0.3%
Azenta, Inc.*	8,472	281,779
CryoPort, Inc.*	52,987	508,675
Fortrea Holdings, Inc.*	28,367	489,331
Mesa Laboratories, Inc.	6,251	490,704
Niagen Bioscience, Inc.*	35,615	226,511
Total Life Sciences Tools & Services		1,997,000
Machinery — 3.0%
Astec Industries, Inc.	13,790	597,383
Blue Bird Corp.*	21,588	1,014,636
CECO Environmental Corp.*	6,663	398,781
Columbus McKinnon Corp.	32,301	557,192
Douglas Dynamics, Inc.	12,957	423,046
Energy Recovery, Inc.*	15,481	208,839
Enerpac Tool Group Corp.	20,888	798,757
FreightCar America, Inc.*	25,313	280,215
Gencor Industries, Inc.*	15,014	194,581
Gorman-Rupp Co.	9,649	460,740
Graham Corp.*	3,166	203,352
Greenbrier Cos., Inc.	33,691	1,574,717
Helios Technologies, Inc.	10,551	564,373
Hillman Solutions Corp.*	99,556	862,155
Kadant, Inc.	2,898	825,988
Kennametal, Inc.	29,900	849,459
L B Foster Co., Class A*	5,645	152,133
Lindsay Corp.	5,147	606,677
Manitowoc Co., Inc.*	12,078	144,815
Mayville Engineering Co., Inc.*	7,051	131,995
Microvast Holdings, Inc.*(a)	121,091	339,055
Miller Industries, Inc.	7,037	262,973
Omega Flex, Inc.	6,633	195,275
Park-Ohio Holdings Corp.	15,723	329,240
Perma-Pipe International Holdings, Inc.*	5,239	159,056
Proto Labs, Inc.*	7,473	378,059
Standex International Corp.	3,277	712,027
Tennant Co.	11,242	828,535
Terex Corp.	44,749	2,388,702
Titan International, Inc.*	17,968	140,689
Trinity Industries, Inc.	29,823	788,520
Twin Disc, Inc.	5,300	88,404
Worthington Enterprises, Inc.	22,744	1,172,908
Total Machinery		18,633,277
Marine Transportation — 0.5%
Matson, Inc.	26,791	3,310,028
Media — 1.4%
AMC Networks, Inc., Class A*	43,285	412,073
DoubleVerify Holdings, Inc.*	33,971	388,628
Gray Media, Inc.	79,928	386,851
Ibotta, Inc., Class A*	27,148	617,074
John Wiley & Sons, Inc., Class A	39,017	1,195,091
Magnite, Inc.*	68,896	1,118,182
Scholastic Corp.	5,679	168,269
Stagwell, Inc.*(a)	208,577	1,019,942
TEGNA, Inc.	142,652	2,768,875
Thryv Holdings, Inc.*	36,273	219,452
USA TODAY Co., Inc.*(a)	91,809	472,816
Total Media		8,767,253
Metals & Mining — 1.0%
Century Aluminum Co.*(a)	40,393	1,582,598
Constellium SE*	41,413	780,635
Friedman Industries, Inc.	6,899	141,360
Idaho Strategic Resources, Inc.*	4,432	178,610
Kaiser Aluminum Corp.	6,187	710,639
Materion Corp.	7,141	887,769
Mesabi Trust	19,688	758,382
Metallus, Inc.*	13,572	232,895
Olympic Steel, Inc.	5,461	233,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Tredegar Corp.*	28,072	$201,557
Worthington Steel, Inc.	25,365	878,136
Total Metals & Mining		6,586,230
Multi-Utilities — 0.2%
Avista Corp.	36,882	1,421,432
Office REITs — 0.6%
COPT Defense Properties	38,369	1,066,658
Easterly Government Properties, Inc.	10,358	219,486
Empire State Realty Trust, Inc., Class A	72,406	472,087
Highwoods Properties, Inc.	36,970	954,565
Postal Realty Trust, Inc., Class A	10,333	166,775
SL Green Realty Corp.	13,516	619,979
Total Office REITs		3,499,550
Oil, Gas & Consumable Fuels — 4.0%
Civitas Resources, Inc.	129,284	3,502,304
Clean Energy Fuels Corp.*	62,464	131,174
Crescent Energy Co., Class A(a)	407,238	3,416,727
Delek US Holdings, Inc.	20,486	607,615
Diversified Energy Co.	35,074	507,871
Dorian LPG Ltd.	30,995	754,418
Excelerate Energy, Inc., Class A	29,716	833,534
Granite Ridge Resources, Inc.	118,462	556,771
HighPeak Energy, Inc.(a)	108,482	514,205
Infinity Natural Resources, Inc., Class A*	9,555	140,745
International Seaways, Inc.	27,571	1,338,572
NACCO Industries, Inc., Class A	6,339	310,864
Northern Oil & Gas, Inc.	144,043	3,092,603
Par Pacific Holdings, Inc.*(a)	46,794	1,644,341
PrimeEnergy Resources Corp.*(a)	1,388	237,348
REX American Resources Corp.*	14,499	468,608
Riley Exploration Permian, Inc.	27,274	720,034
Ring Energy, Inc.*(a)	335,721	292,077
SandRidge Energy, Inc.	32,416	467,763
VAALCO Energy, Inc.	44,698	162,701
Venture Global, Inc., Class A(a)	797,184	5,436,795
Vitesse Energy, Inc.	16,734	322,297
Total Oil, Gas & Consumable Fuels		25,459,367
Paper & Forest Products — 0.2%
Sylvamo Corp.	28,287	1,362,019
Passenger Airlines — 0.2%
Allegiant Travel Co.*(a)	5,907	503,690
Sun Country Airlines Holdings, Inc.*	39,104	562,707
Total Passenger Airlines		1,066,397
Personal Care Products — 0.7%
Herbalife Ltd.*	124,978	1,610,966
Honest Co., Inc.*	52,338	135,032
Inter Parfums, Inc.	15,255	1,294,082
Nature's Sunshine Products, Inc.*	10,135	218,713
Nu Skin Enterprises, Inc., Class A	57,213	550,389
Olaplex Holdings, Inc.*	247,150	331,181
USANA Health Sciences, Inc.*	17,744	348,315
Total Personal Care Products		4,488,678
Pharmaceuticals — 3.3%
Amphastar Pharmaceuticals, Inc.*(a)	45,943	1,230,354
ANI Pharmaceuticals, Inc.*	13,395	1,057,401
Arvinas, Inc.*	64,696	767,295
Collegium Pharmaceutical, Inc.*(a)	41,927	1,941,220
CorMedix, Inc.*(a)	115,866	1,347,522
Harmony Biosciences Holdings, Inc.*	37,209	1,392,361
Innoviva, Inc.*	47,903	957,581
Organon & Co.	444,822	3,189,374
Pacira BioSciences, Inc.*(a)	43,311	1,120,889
Perrigo Co. PLC	205,382	2,858,917
Phibro Animal Health Corp., Class A	19,504	728,669
Prestige Consumer Healthcare, Inc.*	28,086	1,732,625
SIGA Technologies, Inc.	96,592	590,177
Supernus Pharmaceuticals, Inc.*	29,365	1,459,440
Zevra Therapeutics, Inc.*(a)	49,533	443,816
Total Pharmaceuticals		20,817,641
Professional Services — 3.3%
Asure Software, Inc.*	23,297	219,458
Barrett Business Services, Inc.	13,268	480,434
Clarivate PLC*(a)	920,916	3,075,859
Concentrix Corp.	96,136	3,997,335
CRA International, Inc.	2,514	504,547
Forrester Research, Inc.*	30,204	245,256
Franklin Covey Co.*	8,015	134,492
Huron Consulting Group, Inc.*	6,368	1,101,091
ICF International, Inc.	12,159	1,037,163
Innodata, Inc.*(a)	5,850	298,057
Kelly Services, Inc., Class A	51,911	456,817
Kforce, Inc.	12,939	400,074
Korn Ferry	29,226	1,929,501
Legalzoom.com, Inc.*	94,307	936,469
Mistras Group, Inc.*	23,439	296,503
RCM Technologies, Inc.*	9,387	191,917
TriNet Group, Inc.	28,913	1,709,626
TTEC Holdings, Inc.*(a)	68,420	246,312
Upwork, Inc.*	71,514	1,417,407
Verra Mobility Corp.*	72,220	1,618,450
Willdan Group, Inc.*	5,251	544,319
Total Professional Services		20,841,087
Real Estate Management & Development — 0.7%
Forestar Group, Inc.*	47,154	1,161,403
FRP Holdings, Inc.*	4,196	95,627
Newmark Group, Inc., Class A	145,083	2,515,739
RE/MAX Holdings, Inc., Class A*	31,043	235,616
RMR Group, Inc., Class A	10,914	162,619
Tejon Ranch Co.*	5,898	93,012
Total Real Estate Management & Development		4,264,016
Residential REITs — 0.4%
Apartment Investment & Management Co., Class A	234,613	1,393,601
Centerspace	5,329	355,551
UMH Properties, Inc.	17,339	275,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Veris Residential, Inc.	37,174	$553,149
Total Residential REITs		2,578,165
Retail REITs — 1.0%
Acadia Realty Trust	25,002	513,541
Alexander's, Inc.	2,464	537,004
CBL & Associates Properties, Inc.	27,489	1,017,093
Curbline Properties Corp.	18,404	427,157
Getty Realty Corp.	20,819	569,816
InvenTrust Properties Corp.	31,882	899,391
NETSTREIT Corp.(a)	15,424	272,080
Saul Centers, Inc.	10,293	324,538
SITE Centers Corp.	34,198	219,551
Urban Edge Properties	46,810	898,284
Whitestone REIT	28,937	401,935
Total Retail REITs		6,080,390
Semiconductors & Semiconductor Equipment — 1.5%
ACM Research, Inc., Class A*	29,366	1,158,489
Aehr Test Systems*(a)	5,782	116,739
Alpha & Omega Semiconductor Ltd.*	6,452	127,814
Ambarella, Inc.*	8,022	568,278
Axcelis Technologies, Inc.*	13,621	1,094,311
CEVA, Inc.*	7,040	151,501
Diodes, Inc.*	9,000	444,060
MaxLinear, Inc.*	13,286	231,575
NVE Corp.	2,741	162,624
PDF Solutions, Inc.*	11,544	329,350
Penguin Solutions, Inc.*	37,533	734,145
Photronics, Inc.*	38,999	1,247,968
Power Integrations, Inc.	17,004	604,322
SkyWater Technology, Inc.*(a)	8,335	151,364
Synaptics, Inc.*	15,114	1,118,738
Ultra Clean Holdings, Inc.*	19,260	487,856
Veeco Instruments, Inc.*	23,481	671,087
Total Semiconductors & Semiconductor Equipment		9,400,221
Software — 5.7%
8x8, Inc.*	201,802	397,550
A10 Networks, Inc.(a)	32,840	580,940
Adeia, Inc.	85,983	1,483,207
Airship AI Holdings, Inc.*(a)	31,588	91,289
Alarm.com Holdings, Inc.*	21,398	1,091,726
Alkami Technology, Inc.*	18,841	434,662
Amplitude, Inc., Class A*	18,758	217,218
Appian Corp., Class A*	8,694	307,941
Asana, Inc., Class A*	24,412	334,689
AudioEye, Inc.*	11,450	114,385
AvePoint, Inc.*	38,860	539,765
Bit Digital, Inc.*	415,290	784,898
Blackbaud, Inc.*	25,717	1,628,400
BlackLine, Inc.*	17,548	970,229
Braze, Inc., Class A*	17,198	589,719
BTCS, Inc.*	69,567	183,657
Cerence, Inc.*	26,227	280,367
Cleanspark, Inc.*	179,779	1,819,363
Clear Secure, Inc., Class A	52,459	1,840,262
Consensus Cloud Solutions, Inc.*	27,646	603,236
Daily Journal Corp.*(a)	692	337,225
Digital Turbine, Inc.*	83,018	415,090
Exodus Movement, Inc., Class A*	19,306	285,536
Expensify, Inc., Class A*	110,848	167,380
Five9, Inc.*	93,420	1,873,071
Freshworks, Inc., Class A*	116,239	1,423,928
I3 Verticals, Inc., Class A*	12,910	325,203
Intapp, Inc.*	14,507	664,711
Kaltura, Inc.*	71,330	116,981
LiveRamp Holdings, Inc.*	32,133	943,746
Mitek Systems, Inc.*	46,810	493,845
nCino, Inc.*	26,068	668,383
NCR Voyix Corp.*(a)	86,583	883,147
ON24, Inc.*	20,461	162,870
OneSpan, Inc.	37,454	480,909
Ooma, Inc.*	21,442	251,515
PagerDuty, Inc.*	66,655	873,847
PAR Technology Corp.*(a)	7,159	259,729
Porch Group, Inc.*	38,053	347,424
Rapid7, Inc.*	65,483	995,342
Red Violet, Inc.	3,528	200,920
ReposiTrak, Inc.	9,517	117,725
Rimini Street, Inc.*	70,641	274,087
RingCentral, Inc., Class A*	93,641	2,704,352
Sprinklr, Inc., Class A*	117,777	916,305
Sprout Social, Inc., Class A*	41,351	466,026
SPS Commerce, Inc.*	13,876	1,236,768
Tenable Holdings, Inc.*	52,550	1,236,501
Teradata Corp.*	55,499	1,689,390
Viant Technology, Inc., Class A*	12,791	154,004
Weave Communications, Inc.*	23,569	178,889
Xperi, Inc.*	64,556	378,298
Yext, Inc.*	59,153	476,773
Total Software		36,293,423
Specialized REITs — 0.7%
Farmland Partners, Inc.	57,006	552,388
Four Corners Property Trust, Inc.	38,129	879,255
National Storage Affiliates Trust	13,230	373,218
PotlatchDeltic Corp.	15,201	604,696
Rayonier, Inc.	37,000	801,050
Safehold, Inc.	65,403	895,367
Total Specialized REITs		4,105,974
Specialty Retail — 2.9%
Academy Sports & Outdoors, Inc.	56,215	2,808,501
Advance Auto Parts, Inc.	10,327	405,851
American Eagle Outfitters, Inc.	68,145	1,796,984
America's Car-Mart, Inc.*	7,851	198,316
Arhaus, Inc.*	55,858	626,168
Arko Corp.	37,533	170,400
Buckle, Inc.	27,245	1,455,428
Build-A-Bear Workshop, Inc.(a)	8,982	550,327
Genesco, Inc.*	4,314	106,858
Haverty Furniture Cos., Inc.	9,028	210,894
J Jill, Inc.	21,379	293,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Lands' End, Inc.*	9,902	$143,777
Monro, Inc.(a)	11,224	224,929
National Vision Holdings, Inc.*	16,053	414,488
OneWater Marine, Inc., Class A*	12,783	138,312
Petco Health & Wellness Co., Inc.*	124,525	349,915
RealReal, Inc.*(a)	42,914	677,183
Revolve Group, Inc.*	17,768	536,416
Sally Beauty Holdings, Inc.*	94,834	1,352,333
Sonic Automotive, Inc., Class A	26,057	1,611,886
Upbound Group, Inc.	89,850	1,577,766
Victoria's Secret & Co.*	36,446	1,974,280
Warby Parker, Inc., Class A*	22,712	494,895
Winmark Corp.	883	357,562
Zumiez, Inc.*	4,099	106,779
Total Specialty Retail		18,583,568
Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc., Class A*(a)	40,817	786,952
Corsair Gaming, Inc.*	58,711	348,743
CPI Card Group, Inc.*	16,165	237,302
Diebold Nixdorf, Inc.*	15,745	1,068,928
Eastman Kodak Co.*	19,934	168,642
Turtle Beach Corp.*	16,336	229,194
Total Technology Hardware, Storage & Peripherals		2,839,761
Textiles, Apparel & Luxury Goods — 1.6%
Carter's, Inc.	33,358	1,081,800
Columbia Sportswear Co.	28,465	1,568,137
Figs, Inc., Class A*	25,481	289,464
G-III Apparel Group Ltd.	48,363	1,400,592
Levi Strauss & Co., Class A	167,435	3,472,602
Movado Group, Inc.	12,736	262,616
Rocky Brands, Inc.	9,037	265,055
Steven Madden Ltd.	22,193	924,117
Superior Group of Cos., Inc.	13,028	126,111
Wolverine World Wide, Inc.	47,558	863,178
Total Textiles, Apparel & Luxury Goods		10,253,672
Tobacco — 0.2%
Turning Point Brands, Inc.	4,963	537,989
Universal Corp.	18,157	957,782
Total Tobacco		1,495,771
Trading Companies & Distributors — 1.3%
DNOW, Inc.*	59,849	792,999
DXP Enterprises, Inc.*	7,266	797,734
EVI Industries, Inc.	5,199	128,103
Global Industrial Co.	19,030	556,057
Hudson Technologies, Inc.*	34,177	234,112
Karat Packaging, Inc.	14,231	321,194
McGrath RentCorp	10,660	1,118,554
Newpark Resources, Inc.*	24,246	289,012
Rush Enterprises, Inc., Class A	36,547	1,971,345
Willis Lease Finance Corp.	7,041	955,041
Xometry, Inc., Class A*(a)	9,025	536,717
Total Trading Companies & Distributors		7,700,868
Water Utilities — 0.5%
American States Water Co.	13,447	974,639
Artesian Resources Corp., Class A	7,468	236,063
California Water Service Group	23,751	1,029,131
Middlesex Water Co.	7,702	388,335
Pure Cycle Corp.*	13,665	150,178
York Water Co.	6,884	219,187
Total Water Utilities		2,997,533
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	16,504	217,688
U.S. Cellular Corp.	9,220	494,376
Total Wireless Telecommunication Services		712,064
Total United States		609,357,364
Bahamas — 0.1%
Diversified Consumer Services — 0.1%
OneSpaWorld Holdings Ltd.	39,306	815,206
Bermuda — 0.4%
Insurance — 0.4%
Hamilton Insurance Group Ltd., Class B*	88,978	2,482,486
Canada — 0.1%
Biotechnology — 0.1%
Aurinia Pharmaceuticals, Inc.*	43,869	699,711
Food Products — 0.0%
Village Farms International, Inc.*	34,836	127,151
Total Canada		826,862
Ireland — 0.0%
Commercial Services & Supplies — 0.0%
Cimpress PLC*(a)	4,819	320,897
Israel — 0.4%
Automobile Components — 0.4%
Mobileye Global, Inc., Class A*	212,747	2,221,079
Interactive Media & Services — 0.0%
Taboola.com Ltd.*	70,104	323,179
Total Israel		2,544,258
Norway — 0.1%
Energy Equipment & Services — 0.1%
Seadrill Ltd.*	10,861	375,791
Philippines — 0.1%
Professional Services — 0.1%
TaskUS, Inc., Class A*	53,509	630,871
Puerto Rico — 0.8%
Banks — 0.6%
First BanCorp	105,602	2,189,130
OFG Bancorp	30,036	1,230,875
Total Banks		3,420,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

Investments	Shares	Value
Financial Services — 0.2%
EVERTEC, Inc.	48,030	$1,397,193
Total Puerto Rico		4,817,198
Singapore — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Kulicke & Soffa Industries, Inc.	8,988	409,493
Sweden — 0.3%
Insurance — 0.3%
SiriusPoint Ltd.*	80,869	1,770,222
Switzerland — 0.4%
Automobile Components — 0.4%
Garrett Motion, Inc.	152,123	2,651,504
Thailand — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
BKV Corp.*	30,448	826,663
TOTAL COMMON STOCKS (COST: $598,711,613)		627,828,815
WARRANTS — 0.0%
United States — 0.0%
OmniAb, Inc.*^
(Cost: $0)	5,124	0
EXCHANGE-TRADED FUND — 0.4%
United States — 0.4%
WisdomTree U.S. MidCap Fund(a)(b)
(Cost: $1,988,656)	30,063	2,008,209
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c)
(Cost: $348,414)	348,414	348,414
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.5%
United States — 2.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c)	4,984,094	4,984,094
WisdomTree Treasury Money Market Digital Fund, 3.44%(b)(c)	10,900,000	10,900,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $15,884,094)		15,884,094
TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost: $616,932,777)		646,069,532
Other Liabilities less Assets — (2.5)%		(15,466,524)
NET ASSETS — 100.0%		$630,603,008

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $46,386,968 and the total market value of the collateral held by the Fund was $48,176,166. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,292,072.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. SmallCap Fund (EES)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$49,500,000	$38,600,000	$—	$—	$10,900,000	$—	$68,394
WisdomTree U.S. MidCap Fund	$—	$3,779,837	$1,777,228	$(13,953)	$19,552	$2,008,209	$17,584	$—
Total	$—	$53,279,837	$40,377,228	$(13,953)	$19,552	$12,908,209	$17,584	$68,394

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$16,651,240	$–	$43,584	*	$16,694,824
Other	611,133,991	–	–		611,133,991
Warrants	–	–	0	*	0
Exchange-Traded Fund	2,008,209	–	–		2,008,209
Mutual Fund	–	348,414	–		348,414
Investment of Cash Collateral for Securities Loaned	–	15,884,094	–		15,884,094
Total Investments in Securities	$629,793,440	$16,232,508	$43,584		$646,069,532

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.6%
Aerospace & Defense — 0.7%
Cadre Holdings, Inc.(a)	19,130	$781,269
VSE Corp.	9,323	1,610,734
Total Aerospace & Defense		2,392,003
Air Freight & Logistics — 0.5%
Hub Group, Inc., Class A	37,425	1,594,679
Automobile Components — 3.5%
LCI Industries	44,332	5,379,245
Patrick Industries, Inc.	26,845	2,910,803
Phinia, Inc.	36,955	2,316,709
Visteon Corp.	14,550	1,383,705
Total Automobile Components		11,990,462
Banks — 17.7%
Amalgamated Financial Corp.	17,341	555,432
Bank First Corp.	4,467	544,170
Bank of Hawaii Corp.	72,058	4,926,606
Camden National Corp.	24,641	1,068,927
Cathay General Bancorp	80,249	3,883,249
Central Pacific Financial Corp.	37,487	1,168,095
CF Bankshares, Inc.	2,569	64,097
Chemung Financial Corp.	2,074	115,729
Citizens & Northern Corp.(a)	30,640	618,009
Citizens Community Bancorp, Inc.	3,339	59,501
CNB Financial Corp.	26,980	706,067
Community Financial System, Inc.	71,740	4,120,746
ConnectOne Bancorp, Inc.	53,112	1,392,597
Equity Bancshares, Inc., Class A	7,619	340,188
Esquire Financial Holdings, Inc.	3,177	324,276
Farmers National Banc Corp.	66,600	887,112
First Bancorp/Southern Pines NC	28,734	1,459,400
First Busey Corp.	157,503	3,746,996
First Commonwealth Financial Corp.	139,600	2,353,656
First Financial Bancorp	158,929	3,976,404
First Financial Bankshares, Inc.	146,951	4,389,426
Five Star Bancorp	15,603	558,275
German American Bancorp, Inc.	42,533	1,666,443
Hanmi Financial Corp.	44,245	1,195,942
Heritage Financial Corp.	51,828	1,225,732
Independent Bank Corp.	67,967	4,967,028
Investar Holding Corp.	3,876	103,567
Meridian Corp.	4,545	79,901
Metropolitan Bank Holding Corp.	3,906	298,262
Mid Penn Bancorp, Inc.	23,019	714,049
MVB Financial Corp.	6,594	170,323
Nicolet Bankshares, Inc.	5,480	664,724
Northeast Bank	3,092	321,352
Northrim BanCorp, Inc.	16,862	448,698
OceanFirst Financial Corp.	95,272	1,710,132
Old Second Bancorp, Inc.	22,764	443,898
Orange County Bancorp, Inc.	8,079	230,655
Origin Bancorp, Inc.	16,567	623,085
Pathward Financial, Inc.	8,384	595,264
Plumas Bancorp	3,742	167,230
Princeton Bancorp, Inc.	6,086	211,123
RBB Bancorp	13,535	279,362
Renasant Corp.	103,016	3,628,224
Riverview Bancorp, Inc.	7,732	38,815
ServisFirst Bancshares, Inc.	42,716	3,066,582
Unity Bancorp, Inc.	3,742	193,536
USCB Financial Holdings, Inc.	8,638	159,112
Total Banks		60,461,997
Building Products — 1.3%
AZZ, Inc.	11,592	1,242,431
Griffon Corp.	26,408	1,944,949
Insteel Industries, Inc.	35,015	1,108,925
Total Building Products		4,296,305
Capital Markets — 5.7%
BGC Group, Inc., Class A	138,993	1,241,208
Cohen & Steers, Inc.	87,273	5,478,999
DigitalBridge Group, Inc.	67,603	1,037,030
Federated Hermes, Inc.	88,407	4,603,353
PJT Partners, Inc., Class A	9,121	1,525,031
Victory Capital Holdings, Inc., Class A	89,793	5,665,040
Total Capital Markets		19,550,661
Chemicals — 4.2%
Cabot Corp.	68,317	4,528,051
Hawkins, Inc.	7,452	1,058,631
HB Fuller Co.	40,942	2,434,411
Koppers Holdings, Inc.	14,101	381,855
Minerals Technologies, Inc.	13,798	840,988
Quaker Chemical Corp.	12,631	1,734,363
Sensient Technologies Corp.	34,769	3,266,548
Total Chemicals		14,244,847
Commercial Services & Supplies — 2.1%
Brady Corp., Class A	25,786	2,020,849
Ennis, Inc.	58,175	1,047,732
HNI Corp.	69,598	2,925,900
Interface, Inc.	21,885	611,029
Quad/Graphics, Inc.	84,074	527,144
Virco Mfg. Corp.(a)	25,654	163,929
Total Commercial Services & Supplies		7,296,583
Construction & Engineering — 0.6%
WillScot Holdings Corp.	114,471	2,155,489
Consumer Finance — 0.3%
PROG Holdings, Inc.	22,975	677,533
Regional Management Corp.	8,367	324,221
Total Consumer Finance		1,001,754
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc.	25,133	1,336,322
Natural Grocers by Vitamin Cottage, Inc.	27,090	678,604
PriceSmart, Inc.	14,773	1,812,204
Total Consumer Staples Distribution & Retail		3,827,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)
December 31, 2025

Investments	Shares	Value
Containers & Packaging — 2.3%
Greif, Inc., Class A	41,248	$2,792,490
Myers Industries, Inc.	55,725	1,043,172
Silgan Holdings, Inc.	100,981	4,076,603
Total Containers & Packaging		7,912,265
Diversified Consumer Services — 0.7%
Carriage Services, Inc.	10,739	454,260
Perdoceo Education Corp.	65,456	1,919,824
Total Diversified Consumer Services		2,374,084
Diversified Telecommunication Services — 0.1%
IDT Corp., Class B	8,987	460,224
Electrical Equipment — 1.2%
Allient, Inc.	6,493	348,999
Atkore, Inc.	31,913	2,018,497
LSI Industries, Inc.	21,745	398,368
Powell Industries, Inc.	4,566	1,455,550
Total Electrical Equipment		4,221,414
Electronic Equipment, Instruments & Components — 3.7%
Avnet, Inc.	105,494	5,072,152
Bel Fuse, Inc., Class B	3,909	663,084
Belden, Inc.	14,257	1,661,653
Climb Global Solutions, Inc.	2,503	257,283
Crane NXT Co.	32,408	1,525,445
CTS Corp.	10,253	439,546
ePlus, Inc.	15,025	1,317,692
Napco Security Technologies, Inc.	24,583	1,025,111
PC Connection, Inc.	13,750	794,200
Total Electronic Equipment, Instruments & Components		12,756,166
Energy Equipment & Services — 3.6%
Archrock, Inc.	273,870	7,126,098
Cactus, Inc., Class A	40,237	1,838,026
Core Laboratories, Inc.	16,677	267,332
Energy Services of America Corp.	23,743	193,980
Ranger Energy Services, Inc., Class A	25,994	363,396
RPC, Inc.(a)	293,044	1,594,160
Solaris Energy Infrastructure, Inc.(a)	21,858	1,004,812
Total Energy Equipment & Services		12,387,804
Entertainment — 0.6%
Cinemark Holdings, Inc.	86,428	2,008,587
Financial Services — 0.3%
Cass Information Systems, Inc.	12,479	518,128
Merchants Bancorp	17,756	604,769
Total Financial Services		1,122,897
Food Products — 2.2%
Cal-Maine Foods, Inc.(a)	83,226	6,622,293
John B Sanfilippo & Son, Inc.	9,902	699,081
Total Food Products		7,321,374
Ground Transportation — 1.0%
ArcBest Corp.	8,817	654,133
Covenant Logistics Group, Inc.	18,062	398,086
Schneider National, Inc., Class B	67,416	1,788,547
Universal Logistics Holdings, Inc.	38,009	577,357
Total Ground Transportation		3,418,123
Health Care Equipment & Supplies — 0.4%
iRadimed Corp.	5,600	544,768
LeMaitre Vascular, Inc.	11,045	895,749
Total Health Care Equipment & Supplies		1,440,517
Health Care Providers & Services — 0.7%
National Research Corp.	48,147	903,719
Select Medical Holdings Corp.	99,243	1,473,759
Total Health Care Providers & Services		2,377,478
Hotels, Restaurants & Leisure — 1.2%
Cheesecake Factory, Inc.(a)	51,944	2,622,133
Monarch Casino & Resort, Inc.	11,495	1,100,071
RCI Hospitality Holdings, Inc.	8,521	203,141
Total Hotels, Restaurants & Leisure		3,925,345
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	17,943	300,725
Century Communities, Inc.	24,842	1,474,373
Ethan Allen Interiors, Inc.	57,785	1,319,809
Hamilton Beach Brands Holding Co., Class A	13,433	220,973
La-Z-Boy, Inc.	47,903	1,785,345
Total Household Durables		5,101,225
Household Products — 2.3%
Energizer Holdings, Inc.	158,257	3,147,732
Spectrum Brands Holdings, Inc.	37,125	2,193,345
WD-40 Co.	12,374	2,436,440
Total Household Products		7,777,517
Insurance — 0.7%
Crawford & Co., Class A	18,261	205,436
Kingstone Cos., Inc.	5,736	96,537
Stewart Information Services Corp.	31,411	2,206,937
Total Insurance		2,508,910
IT Services — 0.2%
Information Services Group, Inc.	91,605	529,477
Machinery — 6.4%
Astec Industries, Inc.	14,404	623,981
Atmus Filtration Technologies, Inc.	29,933	1,553,822
Douglas Dynamics, Inc.	41,743	1,362,909
Enerpac Tool Group Corp.	20,188	771,989
Franklin Electric Co., Inc.	23,552	2,249,922
Gorman-Rupp Co.	21,905	1,045,964
Greenbrier Cos., Inc.	41,409	1,935,457
Kadant, Inc.	4,288	1,222,166
Kennametal, Inc.	101,314	2,878,331
Lindsay Corp.	7,168	844,892
Miller Industries, Inc.	13,427	501,767
Standex International Corp.(a)	4,673	1,015,349
Tennant Co.	15,713	1,158,048
Terex Corp.	42,341	2,260,163
Wabash National Corp.	78,419	678,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)
December 31, 2025

Investments	Shares	Value
Worthington Enterprises, Inc.	32,508	$1,676,437
Total Machinery		21,779,521
Media — 2.1%
Gray Media, Inc.	223,404	1,081,276
John Wiley & Sons, Inc., Class A	77,837	2,384,147
TEGNA, Inc.	190,969	3,706,708
Total Media		7,172,131
Metals & Mining — 1.5%
Kaiser Aluminum Corp.	22,608	2,596,755
Materion Corp.	7,580	942,345
Warrior Met Coal, Inc.	18,793	1,656,979
Total Metals & Mining		5,196,079
Oil, Gas & Consumable Fuels — 8.0%
California Resources Corp.	129,638	5,796,115
Civitas Resources, Inc.	211,927	5,741,102
Excelerate Energy, Inc., Class A	20,465	574,043
HighPeak Energy, Inc.(a)	172,319	816,792
Magnolia Oil & Gas Corp., Class A	216,523	4,739,689
Northern Oil & Gas, Inc.	216,336	4,644,734
Peabody Energy Corp.	59,228	1,759,072
Riley Exploration Permian, Inc.	51,431	1,357,778
SandRidge Energy, Inc.	60,395	871,500
VAALCO Energy, Inc.	240,537	875,555
Total Oil, Gas & Consumable Fuels		27,176,380
Paper & Forest Products — 1.0%
Sylvamo Corp.	69,598	3,351,144
Personal Care Products — 1.6%
Inter Parfums, Inc.	57,280	4,859,062
Nu Skin Enterprises, Inc., Class A	65,703	632,063
Total Personal Care Products		5,491,125
Pharmaceuticals — 0.2%
Phibro Animal Health Corp., Class A	13,619	508,806
Professional Services — 6.1%
Barrett Business Services, Inc.	14,030	508,026
Concentrix Corp.	111,894	4,652,553
CRA International, Inc.	4,278	858,573
Exponent, Inc.	38,483	2,673,029
Kforce, Inc.	42,298	1,307,854
Korn Ferry	69,254	4,572,149
Science Applications International Corp.	36,229	3,646,811
TriNet Group, Inc.	43,352	2,563,404
Total Professional Services		20,782,399
Real Estate Management & Development — 0.5%
St. Joe Co.	28,669	1,702,079
Retail REITs — 0.8%
CBL & Associates Properties, Inc.	71,286	2,637,582
Software — 1.5%
A10 Networks, Inc.(a)	50,638	895,786
Adeia, Inc.	87,230	1,504,718
Clear Secure, Inc., Class A	67,345	2,362,463
ReposiTrak, Inc.	14,550	179,983
Total Software		4,942,950
Specialty Retail — 4.9%
Academy Sports & Outdoors, Inc.	33,259	1,661,620
American Eagle Outfitters, Inc.	163,132	4,301,791
Buckle, Inc.	118,596	6,335,398
Build-A-Bear Workshop, Inc.(a)	11,126	681,690
Sonic Automotive, Inc., Class A	25,133	1,554,727
Upbound Group, Inc.	128,021	2,248,049
Total Specialty Retail		16,783,275
Textiles, Apparel & Luxury Goods — 2.1%
Kontoor Brands, Inc.	69,075	4,219,792
PVH Corp.	17,662	1,183,707
Wolverine World Wide, Inc.	90,427	1,641,250
Total Textiles, Apparel & Luxury Goods		7,044,749
Tobacco — 0.2%
Turning Point Brands, Inc.	6,987	757,391
Trading Companies & Distributors — 2.1%
Global Industrial Co.	66,659	1,947,776
McGrath RentCorp	21,434	2,249,070
Rush Enterprises, Inc., Class A	41,045	2,213,967
Rush Enterprises, Inc., Class B	12,635	710,845
Total Trading Companies & Distributors		7,121,658
Water Utilities — 0.2%
York Water Co.	22,132	704,683
Total United States		339,607,269
Puerto Rico — 0.2%
Financial Services — 0.2%
EVERTEC, Inc.	22,894	665,987
TOTAL COMMON STOCKS (COST: $344,950,832)		340,273,256
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $364,366)	364,366	364,366
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $1,060,148)	1,060,148	1,060,148
TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost: $346,375,346)		341,697,770
Other Liabilities less Assets — (0.2)%		(652,287)
NET ASSETS — 100.0%		$341,045,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)
December 31, 2025

(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,046,883 and the total market value of the collateral held by the Fund was $13,389,819. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,329,671.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$7,100,000	$7,100,000	$—	$—	$–	^	$6,658

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$340,273,256	$–	$–	$340,273,256
Mutual Fund	–	364,366	–	364,366
Investment of Cash Collateral for Securities Loaned	–	1,060,148	–	1,060,148
Total Investments in Securities	$340,273,256	$1,424,514	$–	$341,697,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 97.1%
Aerospace & Defense — 0.4%
Byrna Technologies, Inc.*(a)	248	$4,164
Cadre Holdings, Inc.(a)	449	18,337
Innovative Solutions & Support, Inc.*	194	3,674
V2X, Inc.*	341	18,602
Total Aerospace & Defense		44,777
Automobile Components — 1.7%
Dorman Products, Inc.*	337	41,515
Gentex Corp.	2,362	54,964
Phinia, Inc.	415	26,016
Strattec Security Corp.*	41	3,122
Visteon Corp.(a)	301	28,625
XPEL, Inc.*(a)	299	14,923
Total Automobile Components		169,165
Beverages — 0.8%
Boston Beer Co., Inc., Class A*	94	18,342
National Beverage Corp.*	979	31,221
Vita Coco Co., Inc.*	613	32,495
Total Beverages		82,058
Biotechnology — 4.1%
ACADIA Pharmaceuticals, Inc.*	1,838	49,093
ADMA Biologics, Inc.*(a)	2,547	46,457
Agios Pharmaceuticals, Inc.*	669	18,210
Apellis Pharmaceuticals, Inc.*	1,370	34,414
Arcturus Therapeutics Holdings, Inc.*(a)	259	1,588
BioCryst Pharmaceuticals, Inc.*	2,288	17,846
Catalyst Pharmaceuticals, Inc.*	1,379	32,186
Keros Therapeutics, Inc.*	337	6,861
Kiniksa Pharmaceuticals International PLC*	490	20,212
MannKind Corp.*	3,265	18,513
MiMedx Group, Inc.*	1,650	11,171
Organogenesis Holdings, Inc.*(a)	1,394	7,221
Rigel Pharmaceuticals, Inc.*	212	9,080
Sarepta Therapeutics, Inc.*(a)	1,137	24,468
Stoke Therapeutics, Inc.*(a)	613	19,457
TG Therapeutics, Inc.*(a)	1,667	49,693
Vericel Corp.*(a)	569	20,490
Zymeworks, Inc.*	838	22,065
Total Biotechnology		409,025
Broadline Retail — 0.6%
Etsy, Inc.*(a)	1,067	59,154
Building Products — 1.6%
AZZ, Inc.(a)	328	35,155
CSW Industrials, Inc.(a)	181	53,129
Griffon Corp.	506	37,267
Trex Co., Inc.*	1,147	40,237
Total Building Products		165,788
Capital Markets — 3.4%
Acadian Asset Management, Inc.	399	18,753
BGC Group, Inc., Class A	4,006	35,774
Cohen & Steers, Inc.	568	35,659
Federated Hermes, Inc.	809	42,125
Moelis & Co., Class A	807	55,473
Perella Weinberg Partners(a)	693	11,989
PJT Partners, Inc., Class A	267	44,642
StoneX Group, Inc.*	582	55,366
Victory Capital Holdings, Inc., Class A(a)	739	46,623
Total Capital Markets		346,404
Chemicals — 1.3%
Balchem Corp.	354	54,290
Cabot Corp.	574	38,045
Flotek Industries, Inc.*(a)	322	5,548
Hawkins, Inc.(a)	221	31,395
Total Chemicals		129,278
Commercial Services & Supplies — 1.7%
Brady Corp., Class A	471	36,912
Brink's Co.	449	52,412
GEO Group, Inc.*	1,464	23,600
Healthcare Services Group, Inc.*	766	14,646
UniFirst Corp.	158	30,478
Vestis Corp.(a)	1,340	8,938
Total Commercial Services & Supplies		166,986
Communications Equipment — 0.4%
BK Technologies Corp.*	39	2,909
Calix, Inc.*	720	38,110
Total Communications Equipment		41,019
Construction & Engineering — 2.3%
Arcosa, Inc.	540	57,413
Bowman Consulting Group Ltd.*	193	6,373
Construction Partners, Inc., Class A*(a)	518	56,229
Granite Construction, Inc.	477	55,022
Limbach Holdings, Inc.*(a)	127	9,887
MYR Group, Inc.*	173	37,800
NWPX Infrastructure, Inc.*	107	6,686
Total Construction & Engineering		229,410
Construction Materials — 0.4%
Knife River Corp.*	625	43,969
Consumer Finance — 2.1%
Atlanticus Holdings Corp.*(a)	171	11,448
Credit Acceptance Corp.*(a)	123	54,546
Dave, Inc.*	141	31,219
Enova International, Inc.*	273	42,916
EZCORP, Inc., Class A*(a)	626	12,157
NerdWallet, Inc., Class A*	482	6,531
OppFi, Inc.	307	3,211
Upstart Holdings, Inc.*(a)	1,063	46,485
World Acceptance Corp.*	57	8,002
Total Consumer Finance		216,515
Consumer Staples Distribution & Retail — 0.8%
Chefs' Warehouse, Inc.*(a)	457	28,485
Grocery Outlet Holding Corp.*(a)	1,047	10,575
Natural Grocers by Vitamin Cottage, Inc.	247	6,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
December 31, 2025

Investments	Shares	Value
PriceSmart, Inc.	324	$39,745
Total Consumer Staples Distribution & Retail		84,992
Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	3,175	47,816
Distributors — 0.2%
GigaCloud Technology, Inc., Class A*(a)	305	11,980
Gold.com, Inc.(a)	261	8,887
Total Distributors		20,867
Diversified Consumer Services — 3.4%
Adtalem Global Education, Inc.*	382	39,525
American Public Education, Inc.*	190	7,182
Coursera, Inc.*	1,748	12,865
Frontdoor, Inc.*	795	45,864
Graham Holdings Co., Class B	37	40,648
Grand Canyon Education, Inc.*	301	50,059
Laureate Education, Inc.*	1,580	53,199
Perdoceo Education Corp.	706	20,707
Strategic Education, Inc.	256	20,531
Stride, Inc.*(a)	471	30,582
Udemy, Inc.*	1,623	9,495
Universal Technical Institute, Inc.*	571	14,920
Total Diversified Consumer Services		345,577
Diversified Telecommunication Services — 0.7%
Anterix, Inc.*	217	4,737
Bandwidth, Inc., Class A*(a)	322	4,975
Cogent Communications Holdings, Inc.(a)	485	10,457
IDT Corp., Class B	254	13,007
Iridium Communications, Inc.	1,148	19,952
Uniti Group, Inc.*	2,556	17,918
Total Diversified Telecommunication Services		71,046
Electrical Equipment — 2.2%
EnerSys	409	60,021
Fluence Energy, Inc.*	1,452	28,721
LSI Industries, Inc.	332	6,082
Powell Industries, Inc.	131	41,760
Power Solutions International, Inc.*	254	14,514
Shoals Technologies Group, Inc., Class A*	1,958	16,643
Thermon Group Holdings, Inc.*	358	13,303
Vicor Corp.*	359	39,346
Total Electrical Equipment		220,390
Electronic Equipment, Instruments & Components — 2.4%
Badger Meter, Inc.	330	57,555
Bel Fuse, Inc., Class B	134	22,730
Climb Global Solutions, Inc.(a)	51	5,242
ePlus, Inc.	295	25,872
Frequency Electronics, Inc.*(a)	106	5,707
M-Tron Industries, Inc.*	32	1,703
Napco Security Technologies, Inc.	415	17,306
OSI Systems, Inc.*(a)	183	46,676
Vontier Corp.	1,615	60,046
Total Electronic Equipment, Instruments & Components		242,837
Energy Equipment & Services — 4.2%
Archrock, Inc.	1,919	49,932
Atlas Energy Solutions, Inc.(a)	1,286	12,114
Bristow Group, Inc.*	311	11,389
Cactus, Inc., Class A(a)	733	33,484
Core Laboratories, Inc.	511	8,191
Energy Services of America Corp.	194	1,585
Helix Energy Solutions Group, Inc.*	1,564	9,806
Helmerich & Payne, Inc.	1,071	30,716
Innovex International, Inc.*(a)	727	15,900
Kodiak Gas Services, Inc.	944	35,306
Liberty Energy, Inc.	1,724	31,825
Natural Gas Services Group, Inc.	137	4,610
Noble Corp. PLC(a)	1,680	47,443
Oceaneering International, Inc.*	1,091	26,217
Solaris Energy Infrastructure, Inc.(a)	476	21,882
TETRA Technologies, Inc.*	1,462	13,699
Tidewater, Inc.*(a)	532	26,871
Valaris Ltd.*(a)	756	38,102
Total Energy Equipment & Services		419,072
Entertainment — 1.6%
Cinemark Holdings, Inc.	1,274	29,608
Madison Square Garden Entertainment Corp.*	436	23,496
Madison Square Garden Sports Corp.*(a)	211	54,575
Warner Music Group Corp., Class A	1,593	48,857
Total Entertainment		156,536
Financial Services — 4.2%
Euronet Worldwide, Inc.*(a)	467	35,543
Federal Agricultural Mortgage Corp., Class C	101	17,733
Flywire Corp.*	1,334	18,890
HA Sustainable Infrastructure Capital, Inc.	1,346	42,305
Merchants Bancorp	490	16,689
NewtekOne, Inc.	302	3,428
NMI Holdings, Inc.*	830	33,856
Paymentus Holdings, Inc., Class A*	496	15,669
Payoneer Global, Inc.*	3,891	21,867
Paysign, Inc.*	614	3,162
Radian Group, Inc.	1,469	52,869
Sezzle, Inc.*	379	24,057
Shift4 Payments, Inc., Class A*(a)	737	46,409
Western Union Co.(a)	3,594	33,460
WEX, Inc.*(a)	379	56,463
Total Financial Services		422,400
Food Products — 1.9%
Cal-Maine Foods, Inc.(a)	526	41,854
Freshpet, Inc.*(a)	532	32,415
J & J Snack Foods Corp.	210	18,977
John B Sanfilippo & Son, Inc.	98	6,919
Lifeway Foods, Inc.*	164	3,974
Mama's Creations, Inc.*(a)	404	5,450
Marzetti Company/The	298	48,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
December 31, 2025

Investments	Shares	Value
Simply Good Foods Co.*	1,069	$21,465
Vital Farms, Inc.*	484	15,459
Total Food Products		195,510
Health Care Equipment & Supplies — 3.4%
Artivion, Inc.*	523	23,854
AtriCure, Inc.*	552	21,837
Axogen, Inc.*	507	16,594
Haemonetics Corp.*	522	41,838
Inspire Medical Systems, Inc.*	313	28,868
iRadimed Corp.	139	13,522
Lantheus Holdings, Inc.*	731	48,648
LeMaitre Vascular, Inc.	248	20,113
Merit Medical Systems, Inc.*	646	56,938
Tactile Systems Technology, Inc.*	254	7,366
TransMedics Group, Inc.*(a)	358	43,551
UFP Technologies, Inc.*(a)	86	19,095
Total Health Care Equipment & Supplies		342,224
Health Care Providers & Services — 1.9%
Addus HomeCare Corp.*(a)	198	21,263
Astrana Health, Inc.*(a)	513	12,728
Castle Biosciences, Inc.*	324	12,604
InfuSystem Holdings, Inc.*	220	1,973
Nutex Health, Inc.*	59	9,713
Option Care Health, Inc.*(a)	1,752	55,819
Pennant Group, Inc.*	368	10,359
Privia Health Group, Inc.*	1,362	32,293
Progyny, Inc.*	978	25,115
Talkspace, Inc.*	1,940	7,042
Total Health Care Providers & Services		188,909
Health Care Technology — 0.2%
HealthStream, Inc.	320	7,382
LifeMD, Inc.*(a)	439	1,497
Phreesia, Inc.*	662	11,201
Total Health Care Technology		20,080
Hotels, Restaurants & Leisure — 4.5%
Accel Entertainment, Inc.*	905	10,326
Cheesecake Factory, Inc.(a)	545	27,512
Choice Hotels International, Inc.	509	48,487
Dave & Buster's Entertainment, Inc.*(a)	363	5,884
First Watch Restaurant Group, Inc.*(a)	680	10,254
Global Business Travel Group I*(a)	5,202	39,795
Hilton Grand Vacations, Inc.*	974	43,587
Kura Sushi USA, Inc., Class A*(a)	122	6,384
Monarch Casino & Resort, Inc.	195	18,662
Red Rock Resorts, Inc., Class A(a)	637	39,462
Rush Street Interactive, Inc.*	1,039	20,188
Shake Shack, Inc., Class A*	446	36,202
Six Flags Entertainment Corp.*(a)	1,121	17,196
Travel & Leisure Co.	715	50,429
United Parks & Resorts, Inc.*(a)	607	22,034
Vail Resorts, Inc.	405	53,784
Xponential Fitness, Inc., Class A*	336	2,765
Total Hotels, Restaurants & Leisure		452,951
Household Durables — 1.8%
Cavco Industries, Inc.*	88	51,985
Cricut, Inc., Class A	590	2,920
Dream Finders Homes, Inc., Class A*(a)	387	6,618
Green Brick Partners, Inc.*(a)	471	29,513
Lovesac Co.*(a)	150	2,212
M/I Homes, Inc.*	287	36,722
Meritage Homes Corp.	782	51,456
Total Household Durables		181,426
Household Products — 1.0%
Energizer Holdings, Inc.(a)	779	15,494
Reynolds Consumer Products, Inc.(a)	2,317	53,106
WD-40 Co.	145	28,550
Total Household Products		97,150
Insurance — 3.5%
AMERISAFE, Inc.	215	8,258
Employers Holdings, Inc.	258	11,138
Goosehead Insurance, Inc., Class A(a)	261	19,223
Hagerty, Inc., Class A*	1,095	14,717
HCI Group, Inc.	138	26,453
Heritage Insurance Holdings, Inc.*	329	9,627
Kingstone Cos., Inc.	150	2,525
Mercury General Corp.	601	56,530
Palomar Holdings, Inc.*	296	39,889
Safety Insurance Group, Inc.	162	12,621
Selective Insurance Group, Inc.	653	54,637
Selectquote, Inc.*	1,867	2,632
Skyward Specialty Insurance Group, Inc.*	447	22,846
Universal Insurance Holdings, Inc.	308	10,410
White Mountains Insurance Group Ltd.	28	58,185
Total Insurance		349,691
Interactive Media & Services — 0.5%
Cars.com, Inc.*(a)	670	8,174
EverQuote, Inc., Class A*	352	9,504
MediaAlpha, Inc., Class A*	635	8,223
Yelp, Inc.*	689	20,939
Total Interactive Media & Services		46,840
IT Services — 0.6%
Commerce.com, Inc., Series 1*	921	3,795
DigitalOcean Holdings, Inc.*(a)	987	47,494
Grid Dynamics Holdings, Inc.*	920	8,308
Total IT Services		59,597
Leisure Products — 0.9%
Acushnet Holdings Corp.(a)	645	51,484
YETI Holdings, Inc.*(a)	868	38,339
Total Leisure Products		89,823
Life Sciences Tools & Services — 0.0%
Niagen Bioscience, Inc.*	814	5,177
Machinery — 4.1%
Alamo Group, Inc.	129	21,655
Atmus Filtration Technologies, Inc.	879	45,629
Blue Bird Corp.*	356	16,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
December 31, 2025

Investments	Shares	Value
CECO Environmental Corp.*	387	$23,162
Douglas Dynamics, Inc.	257	8,391
Energy Recovery, Inc.*	578	7,797
Enerpac Tool Group Corp.	592	22,638
Franklin Electric Co., Inc.	488	46,619
Gorman-Rupp Co.	293	13,991
Graham Corp.*(a)	126	8,093
Greenbrier Cos., Inc.	338	15,798
Hyster-Yale, Inc.	154	4,575
Kadant, Inc.	129	36,768
Lindsay Corp.	116	13,673
Miller Industries, Inc.	129	4,821
Mueller Water Products, Inc., Class A	1,695	40,375
Standex International Corp.(a)	133	28,898
Tennant Co.	207	15,256
Terex Corp.	725	38,700
Wabash National Corp.	435	3,763
Total Machinery		417,334
Media — 0.4%
DoubleVerify Holdings, Inc.*	1,733	19,826
National CineMedia, Inc.	1,058	4,115
Stagwell, Inc.*(a)	2,847	13,922
Total Media		37,863
Metals & Mining — 0.6%
Century Aluminum Co.*(a)	1,019	39,924
Idaho Strategic Resources, Inc.*(a)	170	6,851
Ramaco Resources, Inc., Class A*(a)	703	12,654
Total Metals & Mining		59,429
Oil, Gas & Consumable Fuels — 2.7%
Core Natural Resources, Inc.	580	51,336
Dorian LPG Ltd.	468	11,391
Granite Ridge Resources, Inc.	1,414	6,646
Gulfport Energy Corp.*	192	39,934
International Seaways, Inc.	541	26,265
Kinetik Holdings, Inc.	661	23,829
Matador Resources Co.	1,311	55,639
Northern Oil & Gas, Inc.	995	21,363
Par Pacific Holdings, Inc.*(a)	525	18,448
Riley Exploration Permian, Inc.(a)	252	6,653
Summit Midstream Corp.*	131	3,495
VAALCO Energy, Inc.(a)	1,095	3,986
Total Oil, Gas & Consumable Fuels		268,985
Paper & Forest Products — 0.2%
Sylvamo Corp.	438	21,090
Passenger Airlines — 1.2%
Alaska Air Group, Inc.*	1,264	63,579
SkyWest, Inc.*	444	44,582
Sun Country Airlines Holdings, Inc.*	588	8,462
Total Passenger Airlines		116,623
Personal Care Products — 1.1%
BellRing Brands, Inc.*	1,371	36,647
elf Beauty, Inc.*(a)	641	48,741
Inter Parfums, Inc.	348	29,521
Total Personal Care Products		114,909
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals, Inc.*(a)	508	13,604
ANI Pharmaceuticals, Inc.*	220	17,367
Collegium Pharmaceutical, Inc.*(a)	344	15,927
Eton Pharmaceuticals, Inc.*(a)	301	5,090
Harmony Biosciences Holdings, Inc.*	625	23,387
Harrow, Inc.*(a)	416	20,384
Phibro Animal Health Corp., Class A	224	8,369
SIGA Technologies, Inc.	790	4,827
Total Pharmaceuticals		108,955
Professional Services — 5.0%
Barrett Business Services, Inc.	279	10,103
CBIZ, Inc.*(a)	573	28,908
Concentrix Corp.	678	28,191
CRA International, Inc.	71	14,249
Exponent, Inc.	540	37,508
FTI Consulting, Inc.*	341	58,253
Huron Consulting Group, Inc.*	176	30,432
Innodata, Inc.*(a)	353	17,985
Insperity, Inc.(a)	387	14,985
KBR, Inc.	1,383	55,597
Legalzoom.com, Inc.*	2,003	19,890
Maximus, Inc.	603	52,051
Science Applications International Corp.	510	51,337
Upwork, Inc.*(a)	1,442	28,580
Verra Mobility Corp.*	1,723	38,612
Willdan Group, Inc.*	166	17,208
Total Professional Services		503,889
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc., Class A*	648	25,564
Aehr Test Systems*(a)	334	6,743
Axcelis Technologies, Inc.*	346	27,798
Impinj, Inc.*(a)	333	57,945
PDF Solutions, Inc.*(a)	432	12,325
SkyWater Technology, Inc.*	525	9,534
Total Semiconductors & Semiconductor Equipment		139,909
Software — 11.4%
ACI Worldwide, Inc.*	1,140	54,503
Agilysys, Inc.*(a)	308	36,603
Alarm.com Holdings, Inc.*	546	27,857
Alkami Technology, Inc.*(a)	1,166	26,900
Appfolio, Inc., Class A*	249	57,930
Appian Corp., Class A*	476	16,860
Asana, Inc., Class A*	1,702	23,334
AudioEye, Inc.*	148	1,479
AvePoint, Inc.*	2,355	32,711
Bill Holdings, Inc.*	1,107	60,376
BlackLine, Inc.*(a)	687	37,984
Box, Inc., Class A*	1,585	47,407
Braze, Inc., Class A*	1,021	35,010
BTCS, Inc.*	593	1,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
December 31, 2025

Investments	Shares	Value
CCC Intelligent Solutions Holdings, Inc.*(a)	7,209	$57,312
Cleanspark, Inc.*	3,279	33,183
Clear Secure, Inc., Class A	1,067	37,430
Exodus Movement, Inc., Class A*(a)	120	1,775
Five9, Inc.*	830	16,642
Freshworks, Inc., Class A*	2,657	32,548
Intapp, Inc.*	893	40,917
Klaviyo, Inc., Class A*	1,364	44,289
MARA Holdings, Inc.*(a)	4,132	37,105
N-able, Inc.*	2,082	15,573
nCino, Inc.*(a)	1,269	32,537
Ooma, Inc.*	318	3,730
Pagaya Technologies Ltd., Class A*	729	15,236
PagerDuty, Inc.*	1,020	13,372
Porch Group, Inc.*	1,168	10,664
Progress Software Corp.*	462	19,848
Qualys, Inc.*	386	51,299
Red Violet, Inc.	154	8,770
Rimini Street, Inc.*	994	3,857
RingCentral, Inc., Class A*	858	24,779
Sprinklr, Inc., Class A*	1,517	11,802
Sprout Social, Inc., Class A*	469	5,286
SPS Commerce, Inc.*	426	37,969
Tenable Holdings, Inc.*	1,272	29,930
Viant Technology, Inc., Class A*	165	1,987
Weave Communications, Inc.*	732	5,556
Workiva, Inc.*	581	50,111
Zeta Global Holdings Corp., Class A*(a)	2,348	47,782
Total Software		1,151,809
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A*	496	62,431
American Eagle Outfitters, Inc.	1,791	47,229
Arhaus, Inc.*	586	6,569
Asbury Automotive Group, Inc.*(a)	214	49,761
Buckle, Inc.	542	28,954
Build-A-Bear Workshop, Inc.(a)	143	8,762
Group 1 Automotive, Inc.	138	54,275
Revolve Group, Inc.*	430	12,982
Warby Parker, Inc., Class A*(a)	1,210	26,366
Winmark Corp.	38	15,388
Total Specialty Retail		312,717
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc.*	389	26,409
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.*	578	49,430
Figs, Inc., Class A*	1,549	17,597
Kontoor Brands, Inc.	601	36,715
Total Textiles, Apparel & Luxury Goods		103,742
Tobacco — 0.2%
Turning Point Brands, Inc.	198	21,463
Trading Companies & Distributors — 2.0%
Distribution Solutions Group, Inc.*	513	14,051
DNOW, Inc.*	2,050	27,163
DXP Enterprises, Inc.*(a)	174	19,103
Herc Holdings, Inc.(a)	367	54,455
Karat Packaging, Inc.	225	5,078
McGrath RentCorp	270	28,331
Rush Enterprises, Inc., Class A	836	45,094
Titan Machinery, Inc.*	270	4,061
Transcat, Inc.*	101	5,730
Total Trading Companies & Distributors		203,066
Wireless Telecommunication Services — 0.1%
Gogo, Inc.*	1,439	6,706
Total United States		9,779,357
Bahamas — 0.2%
Diversified Consumer Services — 0.2%
OneSpaWorld Holdings Ltd.	1,143	23,706
Canada — 0.5%
Software — 0.5%
Hut 8 Corp.*(a)	1,186	54,485
Israel — 0.1%
Interactive Media & Services — 0.1%
Taboola.com Ltd.*	2,935	13,530
Japan — 0.5%
Semiconductors & Semiconductor Equipment — 0.5%
Allegro MicroSystems, Inc.*(a)	2,057	54,264
Philippines — 0.1%
Professional Services — 0.1%
TaskUS, Inc., Class A*	388	4,574
Puerto Rico — 0.2%
Financial Services — 0.2%
EVERTEC, Inc.	697	20,276
Singapore — 0.3%
Interactive Media & Services — 0.3%
Grindr, Inc.*(a)	2,091	28,312
Switzerland — 0.4%
Automobile Components — 0.4%
Garrett Motion, Inc.	2,207	38,468
United Kingdom — 0.5%
Pharmaceuticals — 0.5%
Indivior PLC*	1,343	48,187
TOTAL COMMON STOCKS (COST: $9,367,053)		10,065,159
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $5,395)	5,395	5,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. SmallCap Quality Growth Fund (QSML)
December 31, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.1%
United States — 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $207,532)	207,532	$207,532
TOTAL INVESTMENTS IN SECURITIES — 102.1% (Cost: $9,579,980)		10,278,086
Other Liabilities less Assets — (2.1)%		(206,877)
NET ASSETS — 100.0%		$10,071,209

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,743,417 and the total market value of the collateral held by the Fund was $2,835,838. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,628,306.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$10,065,159	$–	$–	$10,065,159
Mutual Fund	–	5,395	–	5,395
Investment of Cash Collateral for Securities Loaned	–	207,532	–	207,532
Total Investments in Securities	$10,065,159	$212,927	$–	$10,278,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.8%
Aerospace & Defense — 2.5%
BWX Technologies, Inc.	1,810	$312,840
Carpenter Technology Corp.	617	194,256
Curtiss-Wright Corp.	300	165,381
General Dynamics Corp.	13,091	4,407,216
General Electric Co.	14,463	4,455,038
HEICO Corp., Class A	1,212	305,945
HEICO Corp.	324	104,843
Hexcel Corp.	2,669	197,239
Howmet Aerospace, Inc.	4,529	928,536
Huntington Ingalls Industries, Inc.	1,216	413,525
L3Harris Technologies, Inc.	6,395	1,877,380
Leonardo DRS, Inc.	6,141	209,347
Lockheed Martin Corp.	13,465	6,512,617
Moog, Inc., Class A	499	121,532
Northrop Grumman Corp.	4,458	2,541,996
RTX Corp.	41,397	7,592,210
Textron, Inc.	2,358	205,547
TransDigm Group, Inc.	4,884	6,494,987
Woodward, Inc.	1,176	355,528
Total Aerospace & Defense		37,395,963
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	5,191	834,505
Expeditors International of Washington, Inc.	3,617	538,969
FedEx Corp.	9,321	2,692,464
Hub Group, Inc., Class A	3,026	128,938
Total Air Freight & Logistics		4,194,876
Automobile Components — 0.1%
BorgWarner, Inc.	5,710	257,293
Dana, Inc.	6,074	144,318
Gentex Corp.	7,659	178,225
LCI Industries(a)	2,292	278,111
Lear Corp.	2,574	294,980
Patrick Industries, Inc.	1,990	215,776
Phinia, Inc.	2,946	184,685
Standard Motor Products, Inc.	2,954	108,855
Total Automobile Components		1,662,243
Automobiles — 0.4%
Ford Motor Co.	340,107	4,462,204
General Motors Co.	15,226	1,238,178
Harley-Davidson, Inc.	3,315	67,924
Thor Industries, Inc.	2,571	263,965
Total Automobiles		6,032,271
Banks — 9.4%
1st Source Corp.	2,770	173,097
Ameris Bancorp	575	42,705
Associated Banc-Corp.	13,806	355,643
Atlantic Union Bankshares Corp.	12,010	423,953
Banc of California, Inc.	10,792	208,178
BancFirst Corp.	1,970	208,859
Bank of America Corp.	290,058	15,953,190
Bank of Hawaii Corp.	2,036	139,201
Bank OZK	8,661	398,579
BankUnited, Inc.	4,937	220,042
Banner Corp.	2,775	173,881
BOK Financial Corp.(a)	2,773	328,490
Burke & Herbert Financial Services Corp.	1,102	68,666
Byline Bancorp, Inc.	6,597	192,303
Cadence Bank	11,259	482,336
Capitol Federal Financial, Inc.	20,685	140,865
Cathay General Bancorp	5,169	250,128
Citigroup, Inc.	79,012	9,219,910
Citizens Financial Group, Inc.	25,669	1,499,326
Columbia Banking System, Inc.	22,841	638,406
Comerica, Inc.	8,420	731,951
Commerce Bancshares, Inc.	3,618	189,366
Community Financial System, Inc.	3,822	219,536
Cullen/Frost Bankers, Inc.	3,313	419,525
CVB Financial Corp.	11,623	216,188
Dime Community Bancshares, Inc.	722	21,725
East West Bancorp, Inc.	6,986	785,157
Eastern Bankshares, Inc.	13,392	246,815
Enterprise Financial Services Corp.	1,209	65,286
Fifth Third Bancorp	40,795	1,909,614
First Bancorp/Southern Pines NC	3,154	160,192
First Busey Corp.	6,853	163,033
First Citizens BancShares, Inc., Class A	177	379,874
First Commonwealth Financial Corp.	9,663	162,918
First Financial Bancorp	9,401	235,213
First Financial Bankshares, Inc.	4,288	128,083
First Hawaiian, Inc.	12,283	310,760
First Horizon Corp.	26,834	641,333
First Interstate BancSystem, Inc., Class A(a)	8,085	279,741
First Merchants Corp.	4,938	185,076
First Mid Bancshares, Inc.	1,546	60,294
Flagstar Bank NA	6,395	80,513
FNB Corp.	24,414	417,479
Fulton Financial Corp.	13,877	268,242
Glacier Bancorp, Inc.	7,328	322,798
Hancock Whitney Corp.(a)	4,659	296,685
Hilltop Holdings, Inc.	5,040	171,058
Home BancShares, Inc.	14,790	410,866
Horizon Bancorp, Inc.	10,060	170,618
Huntington Bancshares, Inc.	100,414	1,742,183
Independent Bank Corp.	3,649	266,669
International Bancshares Corp.	4,253	282,569
JPMorgan Chase & Co.	149,212	48,079,091
KeyCorp	79,762	1,646,288
Lakeland Financial Corp.	2,326	132,722
M&T Bank Corp.	8,381	1,688,604
Mechanics Bancorp, Class A	17,798	260,385
National Bank Holdings Corp., Class A	3,508	133,339
NBT Bancorp, Inc.	3,712	154,122
Northwest Bancshares, Inc.	5,903	70,836
OceanFirst Financial Corp.	8,334	149,595
Old National Bancorp	14,442	322,201
Park National Corp.	1,022	155,528
Peoples Bancorp, Inc.	5,209	156,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
Pinnacle Financial Partners, Inc.	1,643	$156,759
PNC Financial Services Group, Inc.	24,610	5,136,845
Preferred Bank	1,553	146,650
Prosperity Bancshares, Inc.	5,507	380,589
Provident Financial Services, Inc.	15,186	299,923
Regions Financial Corp.	68,708	1,861,987
Renasant Corp.	6,896	242,877
Republic Bancorp, Inc., Class A	1,144	78,925
S&T Bancorp, Inc.	4,196	165,113
Seacoast Banking Corp. of Florida	6,576	206,618
ServisFirst Bancshares, Inc.	1,590	114,146
Shore Bancshares, Inc.	8,034	142,041
Southstate Bank Corp.	3,775	355,265
Stellar Bancorp, Inc.	5,351	165,560
Stock Yards Bancorp, Inc.	2,353	152,827
Synovus Financial Corp.	8,886	444,744
Tompkins Financial Corp.	1,921	139,311
Towne Bank	2,620	87,429
Truist Financial Corp.	102,399	5,039,055
Trustmark Corp.	4,852	188,985
U.S. Bancorp	116,543	6,218,734
UMB Financial Corp.	3,138	360,996
United Bankshares, Inc.	6,016	231,014
United Community Banks, Inc.	5,916	184,698
Valley National Bancorp	41,974	490,256
WaFd, Inc.	3,574	114,475
Washington Trust Bancorp, Inc.	4,469	132,059
Webster Financial Corp.	9,775	615,238
Wells Fargo & Co.	179,943	16,770,688
WesBanco, Inc.	10,495	348,854
Western Alliance Bancorp	4,003	336,532
Wintrust Financial Corp.	1,526	213,365
WSFS Financial Corp.	2,485	137,271
Zions Bancorp NA	9,473	554,549
Total Banks		138,222,633
Beverages — 2.2%
Brown-Forman Corp., Class A	1,753	46,121
Brown-Forman Corp., Class B(a)	22,135	576,838
Coca-Cola Co.	233,079	16,294,553
Coca-Cola Consolidated, Inc.	1,565	239,915
Constellation Brands, Inc., Class A(a)	10,126	1,396,983
PepsiCo, Inc.	97,924	14,054,052
Total Beverages		32,608,462
Biotechnology — 3.3%
AbbVie, Inc.	99,478	22,729,728
Amgen, Inc.	41,456	13,568,963
Gilead Sciences, Inc.	88,516	10,864,454
Regeneron Pharmaceuticals, Inc.	1,120	864,495
Total Biotechnology		48,027,640
Broadline Retail — 0.2%
Dillard's, Inc., Class A	1,074	651,209
eBay, Inc.	17,905	1,559,526
Kohl's Corp.	6,409	130,808
Macy's, Inc.	17,009	375,048
Total Broadline Retail		2,716,591
Building Products — 0.2%
AAON, Inc.(a)	956	72,895
Advanced Drainage Systems, Inc.	1,149	166,410
AO Smith Corp.	5,170	345,770
Armstrong World Industries, Inc.	1,466	280,152
Carlisle Cos., Inc.	1,174	375,516
Fortune Brands Innovations, Inc.	5,570	278,611
Griffon Corp.	1,508	111,064
Lennox International, Inc.	821	398,661
Masco Corp.	9,154	580,913
Simpson Manufacturing Co., Inc.	906	146,292
Zurn Elkay Water Solutions Corp.(a)	4,264	198,233
Total Building Products		2,954,517
Capital Markets — 5.9%
Ameriprise Financial, Inc.	2,535	1,243,012
Ares Management Corp., Class A	11,056	1,786,981
Bank of New York Mellon Corp.	37,154	4,313,208
BGC Group, Inc., Class A	8,344	74,512
Blackrock, Inc.	5,580	5,972,497
Blackstone, Inc.	42,666	6,576,537
Blue Owl Capital, Inc.(a)	57,305	856,137
Carlyle Group, Inc.	17,339	1,024,908
Cboe Global Markets, Inc.	3,361	843,611
Charles Schwab Corp.	39,305	3,926,963
CME Group, Inc.	12,339	3,369,534
Cohen & Steers, Inc.	4,924	309,129
Evercore, Inc., Class A	1,429	486,217
FactSet Research Systems, Inc.	1,239	359,545
Federated Hermes, Inc.	6,377	332,050
Franklin Resources, Inc.	42,858	1,023,878
Goldman Sachs Group, Inc.	16,113	14,163,327
Hamilton Lane, Inc., Class A	1,603	215,299
Houlihan Lokey, Inc.	2,282	397,502
Interactive Brokers Group, Inc., Class A	6,700	430,877
Intercontinental Exchange, Inc.	13,597	2,202,170
Jefferies Financial Group, Inc.	10,429	646,285
KKR & Co., Inc.	10,304	1,313,554
Lazard, Inc.	6,640	322,438
LPL Financial Holdings, Inc.	812	290,022
MarketAxess Holdings, Inc.	664	120,350
Moelis & Co., Class A	5,281	363,016
Moody's Corp.	3,565	1,821,180
Morgan Stanley	102,580	18,211,027
Morningstar, Inc.	409	88,880
MSCI, Inc.	1,900	1,090,087
Nasdaq, Inc.	12,310	1,195,670
Northern Trust Corp.	9,149	1,249,662
Piper Sandler Cos.	739	251,046
PJT Partners, Inc., Class A	257	42,970
Raymond James Financial, Inc.	4,685	752,364
S&P Global, Inc.	4,392	2,295,215
SEI Investments Co.	3,529	289,449
State Street Corp.	15,700	2,025,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
StepStone Group, Inc., Class A	3,385	$217,216
Stifel Financial Corp.	3,530	442,027
T Rowe Price Group, Inc.	18,166	1,859,835
TPG, Inc.	8,566	546,854
Tradeweb Markets, Inc., Class A	1,741	187,227
Victory Capital Holdings, Inc., Class A	5,924	373,745
Virtu Financial, Inc., Class A	5,226	174,130
Virtus Investment Partners, Inc.	813	132,641
Total Capital Markets		86,210,241
Chemicals — 0.8%
Albemarle Corp.	2,806	396,881
Avient Corp.	8,304	259,417
Balchem Corp.	580	88,949
Cabot Corp.	3,775	250,207
CF Industries Holdings, Inc.	7,289	563,731
Chemours Co.	9,806	115,613
Corteva, Inc.	14,426	966,975
DuPont de Nemours, Inc.	14,025	563,805
Eastman Chemical Co.	10,340	660,002
Ecolab, Inc.	5,561	1,459,874
Element Solutions, Inc.	10,516	262,795
HB Fuller Co.	2,503	148,828
International Flavors & Fragrances, Inc.	11,663	785,970
Minerals Technologies, Inc.	1,589	96,849
Mosaic Co.	21,751	523,982
NewMarket Corp.	493	338,819
Olin Corp.	9,143	190,449
PPG Industries, Inc.	10,349	1,060,358
Quaker Chemical Corp.	946	129,895
RPM International, Inc.	3,721	386,984
Scotts Miracle-Gro Co.	4,249	247,929
Sensient Technologies Corp.	2,493	234,217
Sherwin-Williams Co.	4,195	1,359,306
Total Chemicals		11,091,835
Commercial Services & Supplies — 0.4%
Brady Corp., Class A	2,587	202,743
Brink's Co.	1,445	168,675
Cintas Corp.	7,602	1,429,708
Deluxe Corp.	5,816	129,871
HNI Corp.	5,962	250,643
MSA Safety, Inc.	1,440	230,602
Pitney Bowes, Inc.(a)	9,986	105,552
Republic Services, Inc.	6,094	1,291,501
Rollins, Inc.	17,756	1,065,715
Tetra Tech, Inc.	3,406	114,237
Veralto Corp.	2,475	246,956
Total Commercial Services & Supplies		5,236,203
Communications Equipment — 0.9%
Cisco Systems, Inc.	155,406	11,970,924
Ubiquiti, Inc.	1,038	574,377
Total Communications Equipment		12,545,301
Construction & Engineering — 0.1%
AECOM	3,123	297,716
Argan, Inc.	370	115,928
Comfort Systems USA, Inc.	389	363,050
EMCOR Group, Inc.	467	285,706
Granite Construction, Inc.	588	67,826
Quanta Services, Inc.	1,707	720,456
Valmont Industries, Inc.	549	220,874
Total Construction & Engineering		2,071,556
Construction Materials — 0.1%
Eagle Materials, Inc.	587	121,321
Martin Marietta Materials, Inc.	781	486,298
Vulcan Materials Co.	2,501	713,335
Total Construction Materials		1,320,954
Consumer Finance — 0.9%
Ally Financial, Inc.	15,725	712,185
American Express Co.	17,097	6,325,035
Bread Financial Holdings, Inc.	2,390	176,932
Capital One Financial Corp.	17,153	4,157,201
FirstCash Holdings, Inc.	1,679	267,599
OneMain Holdings, Inc.	11,720	791,686
SLM Corp.	10,631	287,675
Synchrony Financial	13,944	1,163,348
Total Consumer Finance		13,881,661
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	28,695	492,693
Andersons, Inc.	2,111	112,242
Casey's General Stores, Inc.	629	347,655
Costco Wholesale Corp.	4,839	4,172,863
Dollar General Corp.	8,645	1,147,797
Kroger Co.	26,138	1,633,102
PriceSmart, Inc.	1,411	173,087
Sysco Corp.	24,955	1,838,934
Target Corp.	39,548	3,865,817
Walmart, Inc.	124,166	13,833,334
Weis Markets, Inc.(a)	1,796	115,106
Total Consumer Staples Distribution & Retail		27,732,630
Containers & Packaging — 0.2%
AptarGroup, Inc.	2,567	313,071
Avery Dennison Corp.	2,946	535,819
Ball Corp.	7,169	379,742
Crown Holdings, Inc.	3,350	344,950
Greif, Inc., Class A	3,389	229,435
Packaging Corp. of America	4,406	908,649
Silgan Holdings, Inc.	3,846	155,263
Sonoco Products Co.	6,951	303,342
Total Containers & Packaging		3,170,271
Distributors — 0.1%
Genuine Parts Co.	8,151	1,002,247
Pool Corp.	1,801	411,979
Total Distributors		1,414,226
Diversified Consumer Services — 0.1%
ADT, Inc.	40,844	329,611
H&R Block, Inc.	9,684	422,029
Perdoceo Education Corp.	4,563	133,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
Service Corp. International	4,314	$336,362
Strategic Education, Inc.	1,871	150,054
Total Diversified Consumer Services		1,371,889
Diversified REITs — 0.1%
Broadstone Net Lease, Inc.	10,696	185,789
Essential Properties Realty Trust, Inc.	10,208	302,769
WP Carey, Inc.	17,441	1,122,503
Total Diversified REITs		1,611,061
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	588,079	14,607,882
Iridium Communications, Inc.	7,611	132,279
Verizon Communications, Inc.	364,468	14,844,782
Total Diversified Telecommunication Services		29,584,943
Electric Utilities — 3.5%
Alliant Energy Corp.	19,399	1,261,129
American Electric Power Co., Inc.	48,034	5,538,800
Constellation Energy Corp.	3,756	1,326,882
Duke Energy Corp.	69,367	8,130,506
Edison International	33,160	1,990,263
Entergy Corp.	24,251	2,241,520
Evergy, Inc.	17,584	1,274,664
Eversource Energy	29,829	2,008,387
Exelon Corp.	88,897	3,875,020
FirstEnergy Corp.	49,393	2,211,325
IDACORP, Inc.(a)	2,996	379,174
MGE Energy, Inc.	2,488	195,109
NextEra Energy, Inc.	103,002	8,269,001
NRG Energy, Inc.	5,704	908,305
OGE Energy Corp.	20,562	877,997
Otter Tail Corp.	2,848	230,147
PG&E Corp.	23,330	374,913
Pinnacle West Capital Corp.	9,850	873,695
Portland General Electric Co.	9,575	459,504
PPL Corp.(a)	39,472	1,382,309
Southern Co.	69,053	6,021,422
Xcel Energy, Inc.	32,445	2,396,388
Total Electric Utilities		52,226,460
Electrical Equipment — 0.5%
Acuity, Inc.	126	45,365
AMETEK, Inc.	2,912	597,863
Atkore, Inc.	1,363	86,210
Emerson Electric Co.	17,474	2,319,149
EnerSys	1,185	173,899
GE Vernova, Inc.	2,539	1,659,414
Hubbell, Inc.	1,319	585,781
Regal Rexnord Corp.	1,279	179,469
Rockwell Automation, Inc.	4,300	1,673,001
Vertiv Holdings Co., Class A	3,688	597,493
Total Electrical Equipment		7,917,644
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	23,688	3,201,196
Avnet, Inc.	5,447	261,892
Badger Meter, Inc.	474	82,671
Cognex Corp.	3,539	127,333
Corning, Inc.	33,952	2,972,837
Crane NXT Co.(a)	1,983	93,340
Jabil, Inc.	1,458	332,453
Littelfuse, Inc.	747	188,931
TD SYNNEX Corp.	2,121	318,638
Total Electronic Equipment, Instruments & Components		7,579,291
Energy Equipment & Services — 0.3%
Archrock, Inc.	11,815	307,426
Baker Hughes Co.	50,040	2,278,822
Cactus, Inc., Class A	2,165	98,897
Halliburton Co.	35,415	1,000,828
Helmerich & Payne, Inc.	6,862	196,802
Kodiak Gas Services, Inc.	8,108	303,239
Liberty Energy, Inc.	7,721	142,530
NOV, Inc.(a)	15,375	240,311
Patterson-UTI Energy, Inc.	45,003	274,969
Total Energy Equipment & Services		4,843,824
Entertainment — 0.3%
Cinemark Holdings, Inc.	4,242	98,584
TKO Group Holdings, Inc.(a)	2,133	445,797
Walt Disney Co.	31,955	3,635,520
Warner Music Group Corp., Class A	4,612	141,450
Total Entertainment		4,321,351
Financial Services — 1.8%
Apollo Global Management, Inc.	16,425	2,377,683
Enact Holdings, Inc.	8,840	350,418
Equitable Holdings, Inc.	13,837	659,333
Federal Agricultural Mortgage Corp., Class C	653	114,647
Global Payments, Inc.	4,616	357,278
HA Sustainable Infrastructure Capital, Inc.	11,938	375,211
Jack Henry & Associates, Inc.	2,102	383,573
Jackson Financial, Inc., Class A	4,764	508,081
Mastercard, Inc., Class A	9,506	5,426,785
MGIC Investment Corp.	18,076	528,181
PayPal Holdings, Inc.	17,941	1,047,396
PennyMac Financial Services, Inc.	1,502	198,024
Radian Group, Inc.	10,298	370,625
TFS Financial Corp.(a)	33,738	451,414
UWM Holdings Corp.(a)	13,341	58,434
Visa, Inc., Class A	38,654	13,556,344
Voya Financial, Inc.	4,200	312,858
Total Financial Services		27,076,285
Food Products — 0.9%
Archer-Daniels-Midland Co.	29,192	1,678,248
Cal-Maine Foods, Inc.(a)	3,963	315,336
Campbell's Company/The	27,314	761,241
General Mills, Inc.	47,408	2,204,472
Hershey Co.	8,486	1,544,282
Ingredion, Inc.	4,353	479,962
J M Smucker Co.	7,831	765,950
Kraft Heinz Co.	104,355	2,530,609
Lamb Weston Holdings, Inc.	6,394	267,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
Marzetti Company/The	1,135	$186,617
McCormick & Co., Inc., Non-Voting Shares	14,552	991,137
Tyson Foods, Inc., Class A	18,272	1,071,104
Total Food Products		12,796,803
Gas Utilities — 0.4%
Atmos Energy Corp.(a)	10,224	1,713,849
Chesapeake Utilities Corp.	1,957	244,156
MDU Resources Group, Inc.	11,522	224,910
National Fuel Gas Co.	7,233	579,074
New Jersey Resources Corp.	7,044	324,869
Northwest Natural Holding Co.	5,246	245,198
ONE Gas, Inc.	4,529	349,865
Southwest Gas Holdings, Inc.	6,394	511,648
Spire, Inc.	5,649	467,172
UGI Corp.	21,503	804,857
Total Gas Utilities		5,465,598
Ground Transportation — 0.7%
ArcBest Corp.	1,943	144,151
CSX Corp.	49,763	1,803,909
JB Hunt Transport Services, Inc.	1,841	357,780
Knight-Swift Transportation Holdings, Inc.	4,258	222,608
Landstar System, Inc.	1,843	264,839
Old Dominion Freight Line, Inc.	3,288	515,558
Ryder System, Inc.	2,250	430,628
Schneider National, Inc., Class B	4,647	123,285
Union Pacific Corp.	25,548	5,909,763
Total Ground Transportation		9,772,521
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	60,743	7,610,490
Becton Dickinson & Co.	11,554	2,242,285
CONMED Corp.	2,568	104,261
Embecta Corp.	4,690	55,717
GE HealthCare Technologies, Inc.	4,799	393,614
ResMed, Inc.	3,826	921,569
Stryker Corp.	6,894	2,423,034
Zimmer Biomet Holdings, Inc.	3,464	311,483
Total Health Care Equipment & Supplies		14,062,453
Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	6,949	1,428,019
Cencora, Inc.	3,024	1,021,356
Chemed Corp.	131	56,050
Cigna Group	11,309	3,112,576
CVS Health Corp.	83,913	6,659,336
Encompass Health Corp.	2,687	285,198
Ensign Group, Inc.	510	88,842
HCA Healthcare, Inc.	3,991	1,863,238
Labcorp Holdings, Inc.	1,901	476,923
McKesson Corp.	1,376	1,128,719
Quest Diagnostics, Inc.	3,562	618,114
Select Medical Holdings Corp.	7,402	109,920
UnitedHealth Group, Inc.	44,272	14,614,630
Universal Health Services, Inc., Class B	994	216,712
Total Health Care Providers & Services		31,679,633
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	1,298	61,084
CareTrust REIT, Inc.	15,684	567,133
Healthcare Realty Trust, Inc.(a)	23,860	404,427
LTC Properties, Inc.	3,149	108,263
Medical Properties Trust, Inc.(a)	42,953	214,765
National Health Investors, Inc.	3,045	232,547
Sabra Health Care REIT, Inc.(a)	20,851	394,918
Ventas, Inc.	27,877	2,157,122
Welltower, Inc.	26,608	4,938,711
Total Health Care REITs		9,078,970
Hotel & Resort REITs — 0.1%
Chatham Lodging Trust	13,125	89,381
DiamondRock Hospitality Co.	18,410	164,954
Host Hotels & Resorts, Inc.	54,609	968,218
Pebblebrook Hotel Trust	9,853	111,536
Ryman Hospitality Properties, Inc.	4,360	412,543
Total Hotel & Resort REITs		1,746,632
Hotels, Restaurants & Leisure — 1.9%
Aramark	5,759	212,277
Booking Holdings, Inc.	478	2,559,848
Boyd Gaming Corp.	2,674	227,932
Cheesecake Factory, Inc.(a)	4,644	234,429
Choice Hotels International, Inc.	434	41,343
Churchill Downs, Inc.	1,129	128,458
Darden Restaurants, Inc.	7,553	1,389,903
Domino's Pizza, Inc.	911	379,723
Expedia Group, Inc.	1,840	521,290
Hilton Worldwide Holdings, Inc.	2,851	818,950
Hyatt Hotels Corp., Class A(a)	255	40,881
Las Vegas Sands Corp.	28,600	1,861,574
Marriott International, Inc., Class A	4,900	1,520,176
McDonald's Corp.	31,992	9,777,715
Papa John's International, Inc.(a)	3,337	128,441
Red Rock Resorts, Inc., Class A(a)	2,946	182,505
Starbucks Corp.	60,700	5,111,547
Texas Roadhouse, Inc.	2,717	451,022
Travel & Leisure Co.	6,585	464,440
Vail Resorts, Inc.	2,003	265,998
Wendy's Co.	168	1,399
Wingstop, Inc.(a)	263	62,723
Wyndham Hotels & Resorts, Inc.(a)	3,590	271,260
Wynn Resorts Ltd.	2,334	280,850
Yum! Brands, Inc.	10,038	1,518,549
Total Hotels, Restaurants & Leisure		28,453,233
Household Durables — 0.2%
Century Communities, Inc.	1,761	104,515
DR Horton, Inc.	5,548	799,079
Ethan Allen Interiors, Inc.	4,594	104,927
Installed Building Products, Inc.(a)	306	79,373
KB Home	2,769	156,199
La-Z-Boy, Inc.	3,311	123,401
Meritage Homes Corp.	3,923	258,133
PulteGroup, Inc.	3,292	386,020
Somnigroup International, Inc.	3,745	334,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
Toll Brothers, Inc.	1,359	$183,764
Total Household Durables		2,529,765
Household Products — 1.8%
Church & Dwight Co., Inc.	7,061	592,065
Clorox Co.	8,086	815,311
Colgate-Palmolive Co.	39,257	3,102,088
Energizer Holdings, Inc.	2,971	59,093
Kimberly-Clark Corp.	27,934	2,818,261
Procter & Gamble Co.	125,637	18,005,038
Reynolds Consumer Products, Inc.	12,417	284,598
Spectrum Brands Holdings, Inc.	1,894	111,898
WD-40 Co.	649	127,788
Total Household Products		25,916,140
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	61,188	877,436
Clearway Energy, Inc., Class C	6,569	218,485
Clearway Energy, Inc., Class A	5,078	159,550
Vistra Corp.	5,021	810,038
Total Independent Power & Renewable Electricity Producers		2,065,509
Industrial Conglomerates — 0.6%
3M Co.	16,946	2,713,055
Honeywell International, Inc.	29,200	5,696,628
Total Industrial Conglomerates		8,409,683
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	30,124	387,395
EastGroup Properties, Inc.	4,085	727,702
First Industrial Realty Trust, Inc.	5,102	292,191
LXP Industrial Trust	5,172	256,428
Prologis, Inc.	54,083	6,904,236
Rexford Industrial Realty, Inc.	16,013	620,023
STAG Industrial, Inc.	8,896	327,017
Terreno Realty Corp.(a)	7,243	425,236
Total Industrial REITs		9,940,228
Insurance — 2.3%
Aflac, Inc.	21,046	2,320,742
Allstate Corp.	13,498	2,809,609
American Financial Group, Inc.	6,882	940,632
American International Group, Inc.	23,270	1,990,748
Assurant, Inc.	1,922	462,914
Cincinnati Financial Corp.	6,513	1,063,703
CNO Financial Group, Inc.	5,342	226,875
Erie Indemnity Co., Class A	1,286	368,632
F&G Annuities & Life, Inc.	5,788	178,560
Fidelity National Financial, Inc.	16,093	878,517
First American Financial Corp.	6,582	404,398
Globe Life, Inc.	1,292	180,699
Hanover Insurance Group, Inc.	2,224	406,480
Hartford Insurance Group, Inc.	14,654	2,019,321
Horace Mann Educators Corp.	3,739	172,667
Kemper Corp.	4,089	165,768
Kinsale Capital Group, Inc.	259	101,300
Lincoln National Corp.	16,183	720,629
Loews Corp.	2,193	230,945
Marsh & McLennan Cos., Inc.	17,240	3,198,365
Mercury General Corp.	3,331	313,314
MetLife, Inc.	34,953	2,759,190
Old Republic International Corp.	15,443	704,819
Primerica, Inc.	1,432	369,971
Principal Financial Group, Inc.	14,565	1,284,779
Progressive Corp.	5,864	1,335,350
Prudential Financial, Inc.	28,808	3,251,847
RLI Corp.	6,069	388,295
Safety Insurance Group, Inc.	739	57,575
Selective Insurance Group, Inc.	1,639	137,135
Stewart Information Services Corp.	2,492	175,088
Travelers Cos., Inc.	10,122	2,935,987
Unum Group	9,220	714,550
WR Berkley Corp.	6,697	469,594
Total Insurance		33,738,998
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	56,344	17,635,672
Alphabet, Inc., Class C	51,128	16,043,967
Match Group, Inc.	10,391	335,525
Meta Platforms, Inc., Class A	20,999	13,861,230
Total Interactive Media & Services		47,876,394
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	13,523	1,122,409
International Business Machines Corp.	38,775	11,485,543
VeriSign, Inc.	3,154	766,264
Total IT Services		13,374,216
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	2,700	215,514
Brunswick Corp.	3,232	239,943
Hasbro, Inc.	10,863	890,766
Polaris, Inc.(a)	4,371	276,466
Total Leisure Products		1,622,689
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	4,227	575,168
Bio-Techne Corp.	1,746	102,682
Bruker Corp.	2,364	111,368
Danaher Corp.	7,431	1,701,105
Revvity, Inc.	1,802	174,343
Thermo Fisher Scientific, Inc.	3,653	2,116,731
West Pharmaceutical Services, Inc.	918	252,579
Total Life Sciences Tools & Services		5,033,976
Machinery — 2.2%
AGCO Corp.	2,374	247,656
Allison Transmission Holdings, Inc.	2,792	273,337
Caterpillar, Inc.	9,210	5,276,133
Crane Co.	509	93,875
Cummins, Inc.	5,906	3,014,718
Deere & Co.	6,603	3,074,159
Donaldson Co., Inc.	5,066	449,152
Dover Corp.	3,434	670,454
Enerpac Tool Group Corp.	2,452	93,764
Esab Corp.	316	35,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
Federal Signal Corp.	714	$77,533
Flowserve Corp.	5,308	368,269
Fortive Corp.	4,083	225,422
Franklin Electric Co., Inc.	1,500	143,295
Graco, Inc.	3,745	306,978
Greenbrier Cos., Inc.	1,086	50,760
Illinois Tool Works, Inc.	14,151	3,485,391
ITT, Inc.	2,396	415,730
JBT Marel Corp.	712	107,277
Kadant, Inc.	394	112,298
Kennametal, Inc.	4,540	128,981
Lincoln Electric Holdings, Inc.	1,864	446,689
Mueller Industries, Inc.	3,007	345,204
Mueller Water Products, Inc., Class A	7,930	188,893
Nordson Corp.	1,265	304,144
Oshkosh Corp.	2,294	288,195
Otis Worldwide Corp.	13,741	1,200,276
PACCAR, Inc.	38,303	4,194,562
Parker-Hannifin Corp.	3,112	2,735,324
Snap-on, Inc.	2,577	888,034
Stanley Black & Decker, Inc.	12,369	918,769
Tennant Co.	1,189	87,629
Terex Corp.	2,769	147,809
Timken Co.	3,356	282,340
Toro Co.	2,290	180,269
Trinity Industries, Inc.	6,823	180,400
Watts Water Technologies, Inc., Class A	607	167,544
Westinghouse Air Brake Technologies Corp.	2,290	488,800
Worthington Enterprises, Inc.	2,206	113,764
Xylem, Inc.	4,844	659,656
Total Machinery		32,468,786
Marine Transportation — 0.0%
Matson, Inc.	1,100	135,905
Media — 0.9%
Comcast Corp., Class A	314,442	9,398,671
Fox Corp., Class A	3,164	231,193
Fox Corp., Class B	8,645	561,320
Gray Media, Inc.	14,881	72,024
John Wiley & Sons, Inc., Class A(a)	1,644	50,356
New York Times Co., Class A	5,163	358,415
News Corp., Class B(a)	1,311	38,845
News Corp., Class A	7,581	198,016
Nexstar Media Group, Inc.	2,566	521,026
Omnicom Group, Inc.	14,167	1,143,985
Paramount Skydance Corp., Class B	27,239	365,003
Sinclair, Inc.(a)	6,003	91,846
Sirius XM Holdings, Inc.(a)	29,467	589,193
TEGNA, Inc.	12,654	245,614
Total Media		13,865,507
Metals & Mining — 0.6%
Alcoa Corp.	3,991	212,082
Commercial Metals Co.(a)	3,640	251,961
Freeport-McMoRan, Inc.	36,742	1,866,126
Hecla Mining Co.	10,421	199,979
Newmont Corp.	33,655	3,360,452
Nucor Corp.	5,392	879,489
Reliance, Inc.	1,739	502,345
Royal Gold, Inc.	2,257	501,708
Steel Dynamics, Inc.	4,028	682,545
Total Metals & Mining		8,456,687
Multi-Utilities — 1.5%
Ameren Corp.	19,768	1,974,033
Avista Corp.	7,872	303,387
Black Hills Corp.	6,736	467,613
CenterPoint Energy, Inc.(a)	28,958	1,110,250
CMS Energy Corp.	16,684	1,166,712
Consolidated Edison, Inc.	23,390	2,323,095
Dominion Energy, Inc.	68,605	4,019,567
DTE Energy Co.	12,659	1,632,758
NiSource, Inc.	31,725	1,324,836
Northwestern Energy Group, Inc.	7,186	463,784
Public Service Enterprise Group, Inc.	31,050	2,493,315
Sempra	34,438	3,040,531
WEC Energy Group, Inc.	20,790	2,192,513
Total Multi-Utilities		22,512,394
Office REITs — 0.1%
COPT Defense Properties	7,884	219,175
Cousins Properties, Inc.	14,234	366,953
Empire State Realty Trust, Inc., Class A	16,682	108,767
Highwoods Properties, Inc.	10,844	279,992
Kilroy Realty Corp.	10,716	400,457
SL Green Realty Corp.	6,859	314,622
Total Office REITs		1,689,966
Oil, Gas & Consumable Fuels — 7.2%
Antero Midstream Corp.	47,048	836,984
APA Corp.	33,859	828,191
California Resources Corp.	5,331	238,349
Cheniere Energy, Inc.	3,976	772,895
Chevron Corp.	171,372	26,118,806
Chord Energy Corp.	3,642	337,613
Civitas Resources, Inc.	4,792	129,815
ConocoPhillips	85,438	7,997,851
Coterra Energy, Inc.	47,342	1,246,041
Crescent Energy Co., Class A(a)	23,427	196,553
Delek US Holdings, Inc.	2,710	80,379
Devon Energy Corp.	29,115	1,066,482
Diamondback Energy, Inc.	13,398	2,014,121
DT Midstream, Inc.	6,391	764,875
EOG Resources, Inc.	37,286	3,915,403
EQT Corp.	11,754	630,014
Expand Energy Corp.	8,505	938,612
Exxon Mobil Corp.	278,782	33,548,626
HF Sinclair Corp.	12,462	574,249
Kinder Morgan, Inc.	174,424	4,794,916
Magnolia Oil & Gas Corp., Class A	12,819	280,608
Marathon Petroleum Corp.	12,344	2,007,505
Matador Resources Co.	8,702	369,313
Murphy Oil Corp.(a)	11,872	371,000
Northern Oil & Gas, Inc.	8,105	174,014
Occidental Petroleum Corp.	42,544	1,749,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
Ovintiv, Inc.	14,871	$582,794
PBF Energy, Inc., Class A	6,947	188,403
Permian Resources Corp.	62,256	873,452
Phillips 66	26,270	3,389,881
Range Resources Corp.	6,241	220,058
Riley Exploration Permian, Inc.(a)	1,688	44,563
Sunococorp LLC*	3,744	184,504
Targa Resources Corp.	8,932	1,647,954
Texas Pacific Land Corp.	924	265,391
Valero Energy Corp.(a)	15,226	2,478,641
Williams Cos., Inc.	73,996	4,447,900
Total Oil, Gas & Consumable Fuels		106,306,165
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,116	170,888
Sylvamo Corp.	2,448	117,871
Total Paper & Forest Products		288,759
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,160	843,904
Southwest Airlines Co.	19,802	818,417
Total Passenger Airlines		1,662,321
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	5,946	622,665
Inter Parfums, Inc.	2,844	241,257
Nu Skin Enterprises, Inc., Class A	6,783	65,252
Total Personal Care Products		929,174
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	169,426	9,138,839
Eli Lilly & Co.	15,434	16,586,611
Johnson & Johnson	114,772	23,752,065
Merck & Co., Inc.	155,067	16,322,352
Pfizer, Inc.	490,230	12,206,727
Viatris, Inc.	81,760	1,017,912
Zoetis, Inc.	13,245	1,666,486
Total Pharmaceuticals		80,690,992
Professional Services — 0.7%
Automatic Data Processing, Inc.	19,511	5,018,815
Booz Allen Hamilton Holding Corp.	6,482	546,822
Broadridge Financial Solutions, Inc.	3,821	852,733
Equifax, Inc.	2,326	504,695
ICF International, Inc.	1,020	87,006
Jacobs Solutions, Inc.	2,307	305,585
KBR, Inc.	2,599	104,480
Kforce, Inc.	157	4,854
Korn Ferry	3,613	238,530
Leidos Holdings, Inc.	2,761	498,084
Maximus, Inc.	2,897	250,069
Paycom Software, Inc.	717	114,261
Science Applications International Corp.	1,670	168,102
SS&C Technologies Holdings, Inc.	6,381	557,827
TransUnion	1,876	160,867
TriNet Group, Inc.	2,829	167,279
Verisk Analytics, Inc.	1,658	370,878
Total Professional Services		9,950,887
Residential REITs — 0.6%
American Homes 4 Rent, Class A	23,820	764,622
AvalonBay Communities, Inc.	9,034	1,637,955
Camden Property Trust	6,898	759,332
Equity LifeStyle Properties, Inc.	9,844	596,645
Equity Residential	27,130	1,710,275
Essex Property Trust, Inc.	3,935	1,029,711
Independence Realty Trust, Inc.	14,821	259,071
Sun Communities, Inc.	9,757	1,208,990
UDR, Inc.	26,999	990,323
UMH Properties, Inc.	9,217	146,642
Veris Residential, Inc.	8,683	129,203
Total Residential REITs		9,232,769
Retail REITs — 1.0%
Agree Realty Corp.	5,460	393,284
Brixmor Property Group, Inc.	23,500	616,170
Federal Realty Investment Trust	6,330	638,064
InvenTrust Properties Corp.	5,353	151,008
Kimco Realty Corp.	58,628	1,188,389
Macerich Co.	14,521	268,058
NNN REIT, Inc.	16,299	645,929
Phillips Edison & Co., Inc.	7,500	266,775
Realty Income Corp.	76,417	4,307,626
Regency Centers Corp.	12,090	834,573
Simon Property Group, Inc.	28,878	5,345,607
Urban Edge Properties	10,559	202,627
Total Retail REITs		14,858,110
Semiconductors & Semiconductor Equipment — 7.3%
Amkor Technology, Inc.	5,385	212,600
Analog Devices, Inc.	12,942	3,509,870
Applied Materials, Inc.	10,307	2,648,796
Broadcom, Inc.	82,270	28,473,647
Entegris, Inc.	2,168	182,654
KLA Corp.	2,396	2,911,332
Lam Research Corp.	23,671	4,052,002
Marvell Technology, Inc.	7,429	631,316
Micron Technology, Inc.	10,766	3,072,724
MKS, Inc.	1,641	262,232
Monolithic Power Systems, Inc.	803	727,807
NVIDIA Corp.	229,671	42,833,641
Qnity Electronics, Inc.	2,481	202,574
Qualcomm, Inc.	41,280	7,060,944
Skyworks Solutions, Inc.	9,704	615,331
Teradyne, Inc.	1,541	298,276
Texas Instruments, Inc.	52,956	9,187,336
Universal Display Corp.	1,031	120,400
Total Semiconductors & Semiconductor Equipment		107,003,482
Software — 4.7%
Bentley Systems, Inc., Class B	3,811	145,447
Clear Secure, Inc., Class A	3,867	135,654
Dolby Laboratories, Inc., Class A	3,701	237,678
Gen Digital, Inc.	19,036	517,589
InterDigital, Inc.	848	269,986
Intuit, Inc.	3,901	2,584,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
Microsoft Corp.	105,940	$51,234,703
Oracle Corp.	51,525	10,042,738
Pegasystems, Inc.	2,342	139,864
Salesforce, Inc.	12,879	3,411,776
Total Software		68,719,536
Specialized REITs — 1.6%
American Tower Corp.	33,140	5,818,390
CubeSmart	20,330	732,896
Digital Realty Trust, Inc.	18,861	2,917,985
EPR Properties	7,380	368,262
Equinix, Inc.	4,572	3,502,884
Extra Space Storage, Inc.	18,351	2,389,667
Four Corners Property Trust, Inc.	12,110	279,257
Iron Mountain, Inc.	21,426	1,777,287
Lamar Advertising Co., Class A	6,283	795,302
Millrose Properties, Inc.	12,667	378,363
National Storage Affiliates Trust	8,370	236,118
Outfront Media, Inc.	12,789	308,215
Public Storage	13,441	3,487,939
Rayonier, Inc.	11,524	249,495
Safehold, Inc.	7,021	96,117
SBA Communications Corp.	4,157	804,089
Total Specialized REITs		24,142,266
Specialty Retail — 2.3%
Academy Sports & Outdoors, Inc.	1,075	53,707
Advance Auto Parts, Inc.	2,350	92,355
American Eagle Outfitters, Inc.	7,440	196,193
Bath & Body Works, Inc.	8,771	176,122
Best Buy Co., Inc.	18,451	1,234,925
Buckle, Inc.	4,812	257,057
Dick's Sporting Goods, Inc.(a)	2,141	423,854
Gap, Inc.	17,515	448,384
Home Depot, Inc.	48,300	16,620,030
Lithia Motors, Inc.	419	139,246
Lowe's Cos., Inc.	20,256	4,884,937
Murphy USA, Inc.	224	90,389
Penske Automotive Group, Inc.	3,568	564,779
Ross Stores, Inc.	5,884	1,059,944
Sonic Automotive, Inc., Class A	1,904	117,781
TJX Cos., Inc.	35,688	5,482,034
Tractor Supply Co.	16,127	806,511
Williams-Sonoma, Inc.	3,200	571,488
Winmark Corp.	178	72,079
Total Specialty Retail		33,291,815
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	153,243	41,660,642
Dell Technologies, Inc., Class C	10,029	1,262,450
Hewlett Packard Enterprise Co.	57,430	1,379,469
NetApp, Inc.	6,879	736,672
Western Digital Corp.	3,907	673,059
Total Technology Hardware, Storage & Peripherals		45,712,292
Textiles, Apparel & Luxury Goods — 0.4%
Kontoor Brands, Inc.	3,811	232,814
Levi Strauss & Co., Class A	7,352	152,481
NIKE, Inc., Class B	55,947	3,564,383
PVH Corp.	1,476	98,922
Ralph Lauren Corp.	1,397	493,993
Steven Madden Ltd.	3,125	130,125
Tapestry, Inc.	8,988	1,148,397
VF Corp.	13,368	241,693
Total Textiles, Apparel & Luxury Goods		6,062,808
Tobacco — 1.8%
Altria Group, Inc.	147,326	8,494,817
Philip Morris International, Inc.	113,683	18,234,753
Universal Corp.	3,046	160,677
Total Tobacco		26,890,247
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	865	222,106
Fastenal Co.	42,986	1,725,028
Ferguson Enterprises, Inc.	7,184	1,599,374
GATX Corp.	1,262	214,035
Global Industrial Co.	3,006	87,835
McGrath RentCorp	972	101,992
MSC Industrial Direct Co., Inc., Class A	5,150	433,115
Rush Enterprises, Inc., Class A(a)	2,668	143,912
United Rentals, Inc.	968	783,422
WESCO International, Inc.	792	193,755
WW Grainger, Inc.	924	932,362
Total Trading Companies & Distributors		6,436,936
Water Utilities — 0.1%
American States Water Co.	3,509	254,332
American Water Works Co., Inc.	8,589	1,120,865
Essential Utilities, Inc.	17,358	665,853
Total Water Utilities		2,041,050
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	41,064	8,337,635
Total United States		1,470,272,752
Puerto Rico — 0.0%
Banks — 0.0%
First BanCorp	17,659	366,071
OFG Bancorp	4,712	193,097
Popular, Inc.	4,367	543,779
Total Puerto Rico		1,102,947
TOTAL COMMON STOCKS (COST: $1,072,116,451)		1,471,375,699
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $737,321)	737,321	737,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Total Dividend Fund (DTD)
December 31, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $1,502,466)	1,502,466	$1,502,466
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,074,356,238)		1,473,615,486
Other Liabilities less Assets — 0.0%		(125,586)
NET ASSETS — 100.0%		$1,473,489,900

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,399,936 and the total market value of the collateral held by the Fund was $16,858,867. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,356,401.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,471,375,699	$–	$–	$1,471,375,699
Mutual Fund	–	737,321	–	737,321
Investment of Cash Collateral for Securities Loaned	–	1,502,466	–	1,502,466
Total Investments in Securities	$1,471,375,699	$2,239,787	$–	$1,473,615,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Value Fund (WTV)
December 31, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 98.6%
Automobiles — 1.9%
General Motors Co.	291,551	$23,708,927
Harley-Davidson, Inc.	812,834	16,654,969
Total Automobiles		40,363,896
Banks — 4.7%
Citigroup, Inc.	307,599	35,893,727
Fifth Third Bancorp	435,964	20,407,475
First Citizens BancShares, Inc., Class A	10,023	21,511,162
Regions Financial Corp.	836,661	22,673,513
Total Banks		100,485,877
Beverages — 1.2%
Brown-Forman Corp., Class B(a)	373,620	9,736,537
Constellation Brands, Inc., Class A(a)	120,592	16,636,873
Total Beverages		26,373,410
Biotechnology — 0.6%
Halozyme Therapeutics, Inc.*	125,063	8,416,740
Roivant Sciences Ltd.*	231,142	5,015,781
Total Biotechnology		13,432,521
Broadline Retail — 0.7%
eBay, Inc.	176,734	15,393,531
Building Products — 1.3%
AO Smith Corp.(a)	210,256	14,061,921
Masco Corp.	206,612	13,111,598
Total Building Products		27,173,519
Capital Markets — 5.8%
Affiliated Managers Group, Inc.	31,954	9,211,699
Ameriprise Financial, Inc.	30,507	14,958,802
Ares Management Corp., Class A(a)	43,342	7,005,367
Bank of New York Mellon Corp.	130,202	15,115,150
Blue Owl Capital, Inc.(a)	1,433,933	21,422,959
Carlyle Group, Inc.	252,480	14,924,093
Invesco Ltd.	1,125,202	29,559,057
Northern Trust Corp.	92,718	12,664,352
Total Capital Markets		124,861,479
Chemicals — 0.9%
CF Industries Holdings, Inc.	257,546	19,918,608
Communications Equipment — 1.3%
Cisco Systems, Inc.	351,301	27,060,716
Consumer Finance — 1.7%
Capital One Financial Corp.	80,747	19,569,843
Synchrony Financial	202,067	16,858,450
Total Consumer Finance		36,428,293
Consumer Staples Distribution & Retail — 5.3%
Albertsons Cos., Inc., Class A(a)	988,388	16,970,622
Dollar Tree, Inc.*	54,057	6,649,551
Kroger Co.	291,430	18,208,546
Sysco Corp.	101,033	7,445,122
Target Corp.	222,617	21,760,812
Walmart, Inc.	383,565	42,732,977
Total Consumer Staples Distribution & Retail		113,767,630
Containers & Packaging — 2.4%
Avery Dennison Corp.	86,661	15,761,903
Ball Corp.	523,684	27,739,541
Crown Holdings, Inc.	86,027	8,858,200
Total Containers & Packaging		52,359,644
Diversified REITs — 0.8%
WP Carey, Inc.	277,899	17,885,580
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	970,231	24,100,538
Verizon Communications, Inc.	608,238	24,773,534
Total Diversified Telecommunication Services		48,874,072
Electric Utilities — 4.9%
Duke Energy Corp.	128,484	15,059,610
Edison International	388,072	23,292,081
Evergy, Inc.	162,040	11,746,280
Eversource Energy	216,859	14,601,116
FirstEnergy Corp.	290,981	13,027,219
OGE Energy Corp.	292,458	12,487,957
Southern Co.	179,845	15,682,484
Total Electric Utilities		105,896,747
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.*	120,486	7,279,764
Energy Equipment & Services — 1.7%
Halliburton Co.	553,393	15,638,886
SLB Ltd.	527,901	20,260,841
Total Energy Equipment & Services		35,899,727
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B*	61,885	31,106,495
Equitable Holdings, Inc.	478,586	22,804,623
Global Payments, Inc.	216,882	16,786,667
Jackson Financial, Inc., Class A	222,324	23,710,855
Total Financial Services		94,408,640
Food Products — 3.0%
Bunge Global SA	159,774	14,232,668
General Mills, Inc.	442,769	20,588,759
Kraft Heinz Co.(a)	930,636	22,567,923
Lamb Weston Holdings, Inc.	192,642	8,069,773
Total Food Products		65,459,123
Ground Transportation — 2.2%
JB Hunt Transport Services, Inc.	65,572	12,743,263
Ryder System, Inc.	111,629	21,364,674
Union Pacific Corp.	60,715	14,044,594
Total Ground Transportation		48,152,531
Health Care Equipment & Supplies — 0.4%
Align Technology, Inc.*	49,165	7,677,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Value Fund (WTV)
December 31, 2025

Investments	Shares	Value
Health Care Providers & Services — 2.4%
HCA Healthcare, Inc.	39,331	$18,362,071
UnitedHealth Group, Inc.	100,648	33,224,911
Total Health Care Providers & Services		51,586,982
Health Care REITs — 1.0%
Healthpeak Properties, Inc.	1,381,687	22,217,527
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc.	83,576	15,379,655
MGM Resorts International*(a)	367,548	13,411,827
Total Hotels, Restaurants & Leisure		28,791,482
Household Products — 0.8%
Kimberly-Clark Corp.	162,601	16,404,815
Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.	846,495	12,138,738
Industrial Conglomerates — 1.5%
3M Co.	90,192	14,439,739
Honeywell International, Inc.	93,455	18,232,136
Total Industrial Conglomerates		32,671,875
Insurance — 5.8%
American International Group, Inc.	181,636	15,538,960
Axis Capital Holdings Ltd.	158,420	16,965,198
F&G Annuities & Life, Inc.	68	2,098
Fidelity National Financial, Inc.	245,235	13,387,379
Hartford Insurance Group, Inc.	88,889	12,248,904
MetLife, Inc.	266,128	21,008,144
Old Republic International Corp.	253,038	11,548,654
Primerica, Inc.	38,771	10,016,875
Unum Group	293,158	22,719,745
Total Insurance		123,435,957
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	177,489	55,554,057
Match Group, Inc.	565,739	18,267,712
Meta Platforms, Inc., Class A	87,177	57,544,666
Total Interactive Media & Services		131,366,435
Leisure Products — 0.7%
Brunswick Corp.	192,688	14,305,157
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.*	30,574	6,098,902
Machinery — 4.7%
Donaldson Co., Inc.	98,755	8,755,618
Fortive Corp.	267,991	14,795,783
Illinois Tool Works, Inc.	58,392	14,381,950
ITT, Inc.	39,361	6,829,527
Middleby Corp.*	103,424	15,376,046
Otis Worldwide Corp.	154,754	13,517,762
Snap-on, Inc.	33,135	11,418,321
Toro Co.	204,601	16,106,191
Total Machinery		101,181,198
Metals & Mining — 0.3%
Reliance, Inc.	22,946	6,628,411
Oil, Gas & Consumable Fuels — 5.2%
Antero Midstream Corp.	946,782	16,843,252
APA Corp.(a)	901,449	22,049,442
Chevron Corp.	156,021	23,779,161
Exxon Mobil Corp.	157,997	19,013,359
HF Sinclair Corp.	326,980	15,067,238
Ovintiv, Inc.	375,558	14,718,118
Total Oil, Gas & Consumable Fuels		111,470,570
Passenger Airlines — 1.7%
Southwest Airlines Co.	861,017	35,585,833
Pharmaceuticals — 4.0%
Johnson & Johnson	157,140	32,520,123
Merck & Co., Inc.	255,916	26,937,718
Viatris, Inc.	2,082,940	25,932,603
Total Pharmaceuticals		85,390,444
Professional Services — 0.4%
Jacobs Solutions, Inc.	59,963	7,942,699
Semiconductors & Semiconductor Equipment — 2.8%
ON Semiconductor Corp.*	168,673	9,133,643
Qualcomm, Inc.	148,432	25,389,294
Skyworks Solutions, Inc.	393,333	24,941,245
Total Semiconductors & Semiconductor Equipment		59,464,182
Software — 0.5%
Zoom Communications, Inc., Class A*	135,844	11,721,979
Specialized REITs — 1.9%
Gaming & Leisure Properties, Inc.	477,014	21,317,755
VICI Properties, Inc.	658,540	18,518,145
Total Specialized REITs		39,835,900
Specialty Retail — 3.2%
Best Buy Co., Inc.	279,909	18,734,309
Chewy, Inc., Class A*	298,072	9,851,280
Gap, Inc.	519,685	13,303,936
Lithia Motors, Inc.	44,026	14,631,160
Penske Automotive Group, Inc.(a)	77,354	12,244,365
Total Specialty Retail		68,765,050
Technology Hardware, Storage & Peripherals — 1.8%
Dell Technologies, Inc., Class C	162,016	20,394,574
NetApp, Inc.	169,249	18,124,875
Total Technology Hardware, Storage & Peripherals		38,519,449
Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.*	54,005	11,222,779
Tapestry, Inc.	173,423	22,158,257
Total Textiles, Apparel & Luxury Goods		33,381,036
Tobacco — 1.2%
Altria Group, Inc.	449,631	25,925,723
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	109,394	22,211,358
Total United States		2,116,194,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
WisdomTree U.S. Value Fund (WTV)
December 31, 2025

Investments	Shares	Value
Bermuda — 0.6%
Insurance — 0.6%
RenaissanceRe Holdings Ltd.(a)	47,954	$13,482,747
Sweden — 0.6%
Automobile Components — 0.6%
Autoliv, Inc.(a)	109,547	13,003,229
TOTAL COMMON STOCKS (COST: $2,035,717,005)		2,142,680,101
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $881,085)	881,085	881,085
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b)
(Cost: $5,805,956)	5,805,956	5,805,956
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $2,042,404,046)		2,149,367,142
Other Liabilities less Assets — (0.1)%		(3,171,459)
NET ASSETS — 100.0%		$2,146,195,683

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2025. At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $45,367,561 and the total market value of the collateral held by the Fund was $47,318,560. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,512,604.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Value Fund (WTV)
December 31, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025		Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$16,600,000	$16,600,000	$—	$—	$–	^	$13,535

^	As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,142,680,101	$–	$–	$2,142,680,101
Mutual Fund	–	881,085	–	881,085
Investment of Cash Collateral for Securities Loaned	–	5,805,956	–	5,805,956
Total Investments in Securities	$2,142,680,101	$6,687,041	$–	$2,149,367,142

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended December 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.